UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-104512
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 26	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-03330

Amendment No. 410	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)       (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance   and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Flexible Premium Deferred Variable Annuity Contract

The Best of America® Elite Venue Annuitysm
Nationwide Life Insurance Company
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2012 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 201 2 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 72 .

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.   These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased Contract Value due to the credits.  A contract without credits may cost less.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Huntington VA Funds
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Variable Account may be allocated to the Fixed Account and the Guaranteed Term Options.

1

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person(s) whose length of life determines how long annuity payments are made.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.

Annuity Unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Current Income Benefit Base- For purposes of the 7% Lifetime Income Option and the 10% Lifetime Income Option, it is equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, excess withdrawals, and reset opportunities.  This amount is multiplied by the Lifetime Withdrawal Percentage to arrive at the benefit amount for any given year.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the contract owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

Fixed Account- An investment option that is funded by Nationwide's General Account.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Lifetime Withdrawal Percentage- An age-based percentage used to determine the annual amount available for surrender under a lifetime income option.  The applicable percentage is multiplied by the Current Income Benefit Base to arrive at the benefit amount for any given year.

Multiple Maturity Separate Account- A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Original Income Benefit Base- For purposes of the 7% Lifetime Income Option and the 10% Lifetime Income Option, the initial benefit base calculated on the date the contract is issued, which is equal to the Contract Value.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

2

Target Term Option- Investment Options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Lifetime Income Option will also mean Target Term Option (in applicable jurisdictions).

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-II, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contract	9
Surrenders
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Credits on Purchase Payments
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	12
Financial Statements	12
Nationwide Life Insurance Company	12
Nationwide Investment Services Corporation	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
Contacting the Service Center	16
The Contract in General	16
Distribution, Promotional , and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	18
Mortality and Expense Risk and Administrative Charges
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges , and Deductions	20
Death Benefit Options
Spousal Protection Annuity Option
Beneficiary Protector II Option
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Lifetime Income Options - Generally
10% Lifetime Income Option
7% Lifetime Income Option
5% Lifetime Income Option
Spousal Continuation Benefit
Removal of Variable Account Charges	48
Ownership and Interests in the Contract	48
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract

4

Table of Contents (continued)	Page
Operation of the Contract	50
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	54
Surrender (Redemption) Prior to Annuitization	55
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	55
Surrenders Under Certain Plan Types	55
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	56
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	57
Contract Owner Services	58
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Dollar Cost Averaging for Living Benefits
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Custom Portfolio Asset Rebalancing Service
Death Benefits	61
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Annuity Commencement Date	65
Annuitizing the Contract	65
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	67
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	68
Legal Proceedings	68
Table of Contents of Statement of Additional Information	72
Appendix A: Underlying Mutual Funds	73
Appendix B: Condensed Financial Information	73
Appendix C: Contract Types and Tax Information	110

5

Contract Expenses

The following tables describe the fees and expenses that a C ontract O wner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a C ontract O wner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses

Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1

Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee $252
Maximum Premium Tax Charge (as a percentage of purchase payments) 5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount) 1%

The next table describes the fees and expenses that a C ontract O wner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of the Daily Net Assets)5 Mortality and Expense Risk Charge	1.55%
Administrative Charge	0.20%
Death Benefit Options (an applicant may elect one)
One-Month Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%6 1.95%
One-Month Enhanced Death Benefit Option (available until state approval is received for the One-Month Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.20% 1.95%
Combination Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.35%7 2.10%
Combination Enhanced Death Benefit Option (available until state approval is received for the Combination Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.30%8 2.05%
Spousal Protection Annuity Option Total Variable Account Charges (including this option only)	0.20%9 1.95%
Beneficiary Protector II Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.35%.
0.35%10 2.10%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of no more than 1.00% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
1.00%11 2.75%
(continued on next page)

6

Recurring Contract Expenses (continued)
Capital Preservation Plus Option (no longer available for purchase)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest credited to amounts allocated to the Guaranteed Term Options/Target Term Options.
0.50% 2.25%
Additional Optional Riders (with charges assessed annually as a percentage of the Current Income Benefit Base)12
Lifetime Income Options (an applicant may purchase one):
5% Lifetime Income Option (only available in NY)
7% Lifetime Income Option (not available in NY)
10% Lifetime Income Option
Spousal Continuation Benefits (an applicant may purchase one only if the corresponding Lifetime Income Option is elected):
5% Spousal Continuation Benefit (only available in NY)
7% Spousal Continuation Benefit (not available in NY)
10% Spousal Continuation Benefit (not available in NY)
1.00%13 1.00%14 1.20%15 0.15% 0.15% 0.30%16

The next table shows the fees and expenses that a C ontract O wner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses (maximum of mutually exclusive options)
Mortality and Expense Risk Charge (applicable to all contracts)	1.55%
Administrative Charge (applicable to all contracts)	0.20%
Combination Enhanced Death Benefit II Option	0.35%
Spousal Protection Annuity Option	0.20%
Beneficiary Protector II Option	0.35%
10% Lifetime Income Option	1.20%17
10% Spousal Continuation Benefit	0.30%17
Maximum Possible Total Variable Account Charges	4.15%18

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 201 1 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.42%	2.45%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

7

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or short-term trading fees, which if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	Contingent Deferred Sales Charges; and
•	the total Variable Account charges associated with the most expensive allowable combination of optional benefits (4.15%)19.

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.45%)	$1,393	$2,539	$3,334	$6,358	*	$2,039	$3,334	$6,358	$693	$2,039	$3,334	$6,358
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.42%)	$1,180	$1,942	$2,409	$4,842	*	$1,442	$2,409	$4,842	$480	$1,442	$2,409	$4,842

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 Each Contract Year, the contract owner may withdraw without a CDSC the greatest of:
(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
(3) For those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with Annuitants age 80 or younger at the time of application.

7 The Combination Enhanced Death Benefit II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

8 The Combination Enhanced Death Benefit Option is only available for contracts with Annuitants age 80 or younger at the time of application.

9 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the Daily Net Assets of the Variable Account.

10 The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

11 For contracts issued on or after September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.
For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current Variable Account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

12 For information about how the Current Income Benefit Base is calculated see "Determination of the Income Benefit Base Prior to the First Surrender" later in this prospectus.

13 Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the Current Income Benefit Base.

14 Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the Current Income Benefit Base.

15 Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the Current Income Benefit Base.

16 Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the Current Income Benefit Base.

17 This charge is a percentage of the Current Income Benefit Base.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

18 The Maximum Possible Total Variable Account Charges associated with a particular contract may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

8

19 The total Variable Account charges associated with the most expensive combination of optional benefits may be higher or lower than 4.15% depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets.  For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.

Synopsis of the Contract

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see "Appendix C: Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see "Surrender [Redemption] Prior to Annuitization").  After the Annuitization Date, surrenders are not permitted (see "Surrender [Redemption] After Annuitization").

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same C ontract O wner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment) at any time.  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the C ontract O wner.  These actions include implementing new procedures and restrictions as well as not accepting future purchase payments.  Nationwide will provide the C ontract O wner written notice of any actions taken to reduce risk or eliminate risk.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments**
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity*	$10,000	$1,000

* Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.

In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

9

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Optional Riders .  If the Contract Owner elects the 10% Lifetime Income Option, the 7% Lifetime Income Option, or the 5% Lifetime Income Option, subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

10% Lifetime Income Option.  If you elect the 10% Lifetime Income Option, your subsequent purchase payments may be limited to an aggregate total of $50,000 per calendar year.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a C ontract O wner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the C ontract O wner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the C ontract O wner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the C ontract O wner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period (see "Purchase Payment Credits").

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.55% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charges*
One-Month Enhanced Death Benefit II Option1	0.20%
One-Month Enhanced Death Benefit Option2	0.20%
Combination Enhanced Death Benefit II Option3	0.35%
Combination Enhanced Death Benefit Option4	0.30%

*The charges shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.

1The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires), and is only available for contracts with Annuitants age 80 or younger at the time of application.

2The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires), and is only available for contracts with Annuitants age 75 or younger at the time of application.

4The Combination Enhanced Death Benefit Option is available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with Annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

10

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application.  If the C ontract O wner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004 (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application.  This option is only available for contracts with Annuitants age 75 or younger at the time of application.  If the C ontract O wner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.

Capital Preservation Plus Option

The Capital Preservation Plus Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

If the C ontract O wner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is only available under the contract at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those C ontract O wners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The C ontract O wner (or the Annuitant in the case of a non-natural C ontract O wner) must be age 35 or older at the time of application.  The Capital Preservation Plus Lifetime Income Option may not be elected if a Lifetime Income Option is elected.

If the C ontract O wner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. For contracts issued on or after September, 15, 2008, or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

10% Lifetime Income Option

Upon state approval, the 10% Lifetime Income Benefit Option is available under the contract at the time of application.  The contract owner (or the Annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time of application.  The 10% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the C ontract O wner elects the 10% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.20% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

7% Lifetime Income Option

The 7% Lifetime Income Option is available under the contract at the time of application.  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.

The C ontract O wner (or the Annuitant in the case of a non-natural C ontract O wner) must be between age 45 and 85 at the time of application.  The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the C ontract O wner elects the 7% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

11

5% Lifetime Income Option

For contracts issued in the State of New York, the 5% Lifetime Income Option is available under the contract at the time of application.   For contracts issued before May 1, 2007, the 5% Lifetime Income Option is available for election at any time.  For all other contracts, the 5% Lifetime Income Option is not available for election.   The C ontract O wner (or the Annuitant in the case of a non-natural C ontract O wner) must be between age 45 and 85 at the time of application.  The 5% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.

If the C ontract O wner elects the 5% Lifetime Income Option, Nationwide will deduct an additional charge not to exceed 1.00% of the Current Income Benefit Base, which is the amount upon which the annual benefit is based.  The current charge for the 5% Lifetime Income Option is 0.85% of the Current Income Benefit Base.  The charge is deducted on each contract anniversary and is taken from the Sub-Accounts proportionally based on contract allocations at the time the charge is deducted.

5% or 7% Spousal Continuation Benefit

The 5% or 7% Spousal Continuation Benefit is available for election if and when the 5% or 7% Lifetime Income Option is elected.  The C ontract O wner's spouse (or the Annuitant's spouse in the case of a non-natural C ontract O wner) must be between age 45 and 85 at the time of application.  If the C ontract O wner elects the 5% or 7% Spousal Continuation Benefit, Nationwide will deduct an additional charge of 0.15% of the Current Income Benefit Base.  The charge is deducted at the same time and in the same manner as the 5% or 7% Lifetime Income Option charge.

10% Spousal Continuation Benefit

The 10% Spousal Continuation Benefit is available for election   if and when the 10% Lifetime Income Option is elected.  The 10% Spousal Continuation Benefit is not available in the State of New York.  The C ontract O wner's spouse (or the Annuitant's spouse in the case of a non-natural C ontract O wner) must be between age 45 and 85 at the time of application.  If the C ontract O wner elects the 10% Spousal Continuation Benefit, Nationwide will deduct an additional charge not to exceed 0.30% of the Current Income Benefit Base.  Currently, the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The charge is deducted at the same time and in the same manner as the 10% Lifetime Income Option charge.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than seven days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.  Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, C ontract O wners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the C ontract O wner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see "Right to Examine and Cancel" and "Purchase Payment Credits").

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to " Appendix B : Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting the Service Center .

Financial Statements

Financial statements for the Variable Account and Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center .

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

12

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act").  In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a Variable Account that invests in the underlying mutual funds listed in " Appendix A : Underlying Mutual Funds . "   Nationwide established the Variable Account on October 7, 1981 pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses, credited to or charged against the Variable Account, reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to C ontract O wners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on C ontract O wner instructions.

Contract O wners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.   Contract O wners can obtain prospectuses for underlying funds at any other time by contacting the Service Center .  Contract O wners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract O wners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract O wners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract O wners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote C ontract O wner shares at special shareholder meetings based on C ontract O wner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract O wners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of C ontract O wners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a C ontract O wner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

13

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the C ontract O wners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect C ontract O wners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC.  All affected C ontract O wners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-II under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account , or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All C ontract O wners will be notified in the event Nationwide deregisters the Variable Account.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability.  A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.  Note:  The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates.  No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs.  Please refer to the prospectus for the GTOs for further information.  Contract owners can obtain a GTO prospectus by contacting the Service Center .

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For C ontract O wners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
Beneficiary Protector II Option	0.35%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%*

* For contracts issued on or after September 15, 2008, or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008 or the date of state approval (whichever comes last), the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option.  Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same.  Target Term Options are managed and administered identically to GTOs.  The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

14

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the C ontract O wner.  Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rates depending on the following categories of Fixed Account allocations:

•
New Money Rate- The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate- Allocations transferred from any of the underlying investment options in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate- The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The C ontract O wner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the C ontract O wner's Fixed Account matures.  At that time, the C ontract O wner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the C ontract O wner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate- From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.

If Contract Value is allocated to the Fixed Account and the Contract Owner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such Contract Owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

Credited interest rates are annualized rates – the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The C ontract O wner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC.  Additionally, Nationwide guarantees that interest credited to Fixed Account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.  If Contract Value is allocated to the Fixed Account and the C ontract O wner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current Fixed Account interest rate guarantee period will terminate.  If such C ontract O wner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to three months beyond the one -year anniversary because guaranteed terms end on the last day of a calendar quarter.

The Fixed Account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

15

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the Fixed Account will be determined as described above.  Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits.  However, for C ontract O wners that elect the Beneficiary Protector II Option, a charge is assessed to assets allocated to the Fixed Account.  Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For C ontract O wners that elect the Beneficiary Protector II Option, payments or transfers made to the Fixed Account will be assessed a fee of 0.35%.  Consequently, the interest rate of return credited to assets in the Fixed Account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the Fixed Account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com .

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, transfer rights, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Nationwide will not contest the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.   In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that C ontract O wners and prospective C ontract O wners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

16

The following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates C ontract O wner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the C ontract O wners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing C ontract O wners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 201 1 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

17

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk and Administrative Charges

Nationwide deducts a mortality and expense risk charge and an administrative charge from the Variable Account.  The mortality and expense risk charge is computed on a daily basis and is equal to an annualized rate of 1.55% of the Daily Net Assets of the Variable Account.  The administrative charge is computed on a daily basis and is equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

The mortality and expense risk charge is intended to compensate Nationwide for providing the insurance benefits under the contract, including the contract's basic death benefit that provides guaranteed benefits to your beneficiaries even if the market declines and also the risk that persons we guarantee annuity payments to will live longer than our assumptions, The charge covers the risk that our assumptions about the mortality risks and expenses under this contract are incorrect and that we have agreed not to increase these charges over time despite our actual costs. The administrative charge covers administrative costs associated with providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. We may increase the administrative charge; however, any increase will only apply to contracts issued after the date of the increase. If there are any profits from the mortality and expense risk charge or the administrative charge, we may use such profits to finance the distribution of contracts.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts.  However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first).

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	0%

Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option").

18

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the C ontract O wner may withdraw without a CDSC the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount.

This CDSC-free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option"); or

(3)	from any values which have been held under a contract for at least four years.

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders.  If the C ontract O wner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire Contract Value; or

•	any single surrender of 90% or more of the Contract Value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.   The Long-Term Care/Nursing Home and Terminal Illness waiver is not available in every state.

Under this provision, no CDSC will be charged if:

(1)
the third contract anniversary has passed and the C ontract O wner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(2)
the C ontract O wner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as C ontract O wner as an agent for a natural person, the Annuitant may exercise the right of the C ontract O wner for purposes described in this provision.  If the non-natural C ontract O wner does not own the contract as an agent for a natural person (e.g., the C ontract O wner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and C ontract O wners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of C ontract O wners not engaged in such strategies.

19

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract O wners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee ,   see "Appendix A : Underlying Mutual Funds. "

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific C ontract O wner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that C ontract O wner's Sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; and

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to C ontract O wners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

For an additional charge, an applicant may elect a death benefit option.  The charge associated with all of the death benefit options will be assessed until annuitization and will be assessed on Variable Account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly contract anniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision.

20

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option.  Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the Annuitant's age and item (3) above considers the highest contract anniversary prior to the Annuitant's 86th birthday (less similar adjustments).  Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with Annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account.  Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value (see the "Death Benefit Calculations").

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option.  Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available.  The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the Daily Net Assets of the Variable Account) and the option may be elected by applicants with Annuitants age 80 or younger at the time of application.  Nationwide may realize a profit from the charge assessed for this option.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, a C ontract O wner can elect the Spousal Protection Annuity Option.  For contracts that elected the Spousal Protection Annuity Option before state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.  The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts.  The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor[s]) must be named as the C ontract O wner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the C ontract O wner;

(2)	the spouses must be co- A nnuitants;

(3)	both spouses must be age 85 or younger at the time the contract is issued;

(4)	both spouses must be named as beneficiaries;

(5)	no person other than the spouse may be named as C ontract O wner, Annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the C ontract O wner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the C ontract O wner); and

(7)
if the C ontract O wner requests to add a co- A nnuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the C ontract O wner to provide a copy of the marriage certificate.

If a co- A nnuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole C ontract O wner.  Additionally, if the death benefit value is higher than the Contract Value at the time of the first co- A nnuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value.  The surviving co- A nnuitant may then name a new beneficiary but may not name another co- A nnuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

If the marriage of the co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

21

The charge associated with this option is assessed on Variable Account allocations only.  Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, the C ontract O wner may purchase the Beneficiary Protector II Option.  In addition, allocations to the Fixed Account and the Guaranteed Term Options will be assessed a fee of 0.35%.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.  The Beneficiary Protector II Option is only available for contracts with Annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the Annuitant (and potentially, the co- A nnuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit").  The amount of the benefit depends on the Annuitant's age at the time of application and, if applicable, the co- A nnuitant's age at the time of the first Annuitant's death.

After the death of the last surviving Annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial C ontract O wner and subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first Annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the Annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%.  If the Annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) – (b); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation; and

b =	purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the Annuitant's death (if there are Co-Annuitants, then the date of death of the first Co-Annuitant to die) proportionally adjusted for any and all surrenders taken before the Annuitant's death.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co- A nnuitant named to the contract.

If there is no co- A nnuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co- A nnuitant is named under the contract, a second benefit will be paid upon the death of the co- A nnuitant if the co- A nnuitant is age 75 or younger at the date of the first Annuitant's death.  If the co- A nnuitant is older than age 75 at the date of the first Annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated.  The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first Annuitant's death, the Earnings Percentage will be 40%.  If the co-annuitant is age 71 through age 75 at the time of the first Annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) – (b) – (c), where:

a =	Contract Value on the date the second death benefit is calculated (before the second death benefit is calculated);

b =
the Contract Value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c =	purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning Contract Value and purchase payments in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-Annuitant's death (regardless of the date of the first Annuitant's death), proportionally adjusted for any and all surrenders taken from the contract.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

22

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the Sub-Accounts, the Fixed Account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period").  Contract Value at the end of the CPP program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

(1)	a Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the Fixed Account and certain underlying mutual funds that are available under the program.  This investment component is allocated according to C ontract O wner instructions.

If Contract Value is allocated to the Fixed Account and the C ontract O wner subsequently elects the Capital Preservation Plus Option, the current Fixed Account interest rate guarantee period will terminate.  If such C ontract O wner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the Fixed Account, the allocation will be credited interest at the then current Renewal Rate and a new Fixed Account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of the two general components described above.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the GTO through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period.  When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, C ontract O wners may be able to approximate (without replicating) the benefits of the CPP Option.  To do this, C ontract O wners would have to determine how much of their Contract Value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among underlying mutual funds or the Fixed Account.  This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the GTO among underlying mutual funds and/or the Fixed Account.  This provides C ontract O wners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is no longer available for election under the contract and has been replaced with the Capital Preservation Plus Lifetime Income Option effective March 1, 2005 (or thereafter upon state approval of the Capital Preservation Plus Lifetime Income Option).

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the C ontract O wner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time.  If the C ontract O wner elects to participate in a new CPP Option, such election and complete instructions must be received by the Service Center within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option.  The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly.  The distinction between the two options is that the enhanced version provides C ontract O wners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus. It is possible, under certain enhanced versions of the option, for a C ontract O wner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

23

Conditions Associated with the Capital Preservation Plus Option

A C ontract O wner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	if surrenders are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally;

•	only one CPP Option program may be in effect at any given time;

•	no new purchase payments may be applied to the contract;

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service;

•	Nationwide will not permit loans to be taken from the contract;

•	no optional benefit that assesses a charge to the GTOs may be added to the contract; and.

•
if, while the CPP Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a GTO due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

The CPP program return of principal guarantee is conditioned upon the allocation of Contract Value for the duration of the CPP program period among:

1.	the Fixed Account; and/or

2.	any of the investment options listed under the section, "Income Benefit Investment Options": found later in this prospectus.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to C ontract O wners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option program already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the C ontract O wner takes a partial surrender from the contract, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the GTO.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the Fixed Account and the Variable Account, and among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.   Some states do not permit transfers during the CPP program period.

If the Custom Portfolio Asset Rebalancing Service services are available as a Non-Guaranteed Term Option investment, the C ontract O wner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Custom Portfolio Asset Rebalancing Service and the CPP investment options at any time during the CPP program period.  Whenever the C ontract O wner elects to move the variable portion of the Non-Guaranteed Term Option component from the Custom Portfolio Asset Rebalancing Service to the CPP investment options, all Sub-account values allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options.  While the C ontract O wner elects to participate in the Custom Portfolio Asset Rebalancing Service, the terms and conditions associated with that service apply.

For those contracts that have elected an Enhanced CPP Option, transfers may be further limited during the program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the C ontract O wner elected a CPP program period matching a seven -year Guaranteed Term Option, upon reaching the fifth anniversary of the program, the C ontract O wner may terminate the CPP Option.  Any termination instructions must be received at the Service Center within 60 days after the option's fifth anniversary.

If the C ontract O wner elected a CPP program period matching a 10-year Guaranteed Term Option, upon reaching the seventh anniversary of the program, the C ontract O wner may terminate the CPP Option.  Any termination instructions must be received at the Service Center within 60 days after the option's seventh anniversary.

If the C ontract O wner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

24

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under the CPP Option are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.  If the C ontract O wner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market Sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

At the end of any CPP program period or after terminating a CPP Option, the C ontract O wner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time.  Any such election must be received by the Service Center within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option ("CPPLI Option") is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

The CPP Lifetime Income Option is a two-phase option.  The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option").  Part of the Contract Value may be allocated to a GTO and the remainder is allocated to available non-GTO investment options.  At the end of the CPP program period, if the Contract Value is less than the Contract Value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.  Effective May 1, 2011, the only program period available in connection with the CPP Lifetime Income Option is the 10-year term.  Program periods of other durations that are in effect on May 1, 2011 will continue unchanged to the end of the existing program period.

Immediate Withdrawals

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base.  Thereafter, the C ontract O wner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual Contract Value.  This essentially provides the C ontract O wner with an available lifetime stream of income.  Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the C ontract O wner the assurance of a principal guarantee and the withdrawal phase gives the C ontract O wner the opportunity for a consistent lifetime income stream.  The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Contract O wners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually.  Election of this benefit changes some of the terms of the CPP Lifetime Income Option,(see "Immediate Withdrawal Benefit").

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the Daily Net Assets of the Variable Account.  Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%.  For contracts issued on or after September, 15, 2008, or the date of state approval (whichever is later): the current charge associated with the CPP Lifetime Income Option is equal to an annualized rate of 0.75% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.75%.  For contracts issued before September 15, 2008, or the date of state approval (whichever is later): the current charge associated with the CPP Lifetime Income Option is equal to an annualized rate of 0.60% of the Daily Net Assets of the Variable Account and the Guaranteed Term Option/Target Term Option charge is equal to a reduction in crediting rates of 0.60%.

Nationwide may realize a profit from the charge assessed for this option.  All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the C ontract O wner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The Capital Preservation Plus Lifetime Income Option is only available at the time of application for contracts issued based on good order applications signed and dated on or prior to January 12, 2009.  After January 12, 2009, the Capital Preservation Plus Lifetime Income Option is only available to those C ontract O wners that previously elected either the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option.  The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election.  For most contracts, the determining life is that of the C ontract O wner.  For those contracts where the C ontract O wner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to " C ontract O wner" shall mean Annuitant.  The CPP Lifetime Income Option is not available if a Lifetime Income Option is elected.  Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may also be elected by C ontract O wners who previously elected the CPP Option.  Thus, the C ontract O wner would be switching from the CPP Option to the CPP Lifetime Income Option.  Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the

25

"Capital Preservation Plus Option" provision.  The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge).  Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by the Service Center within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.  The Capital Preservation Plus Lifetime Income Option is not available on beneficially owned contracts.

Enhanced Capital Preservation Plus Lifetime Income Option

Nationwide may offer an enhanced version of the CPP Lifetime Income Option.  The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly.  The distinction between the two options lies in the preservation phase of the option.  During the preservation phase of the Enhanced CPP Lifetime Income Option, C ontract O wners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option.  In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component.   For the list of investment options available under this benefit please see "Income Benefit Investment Options" later in this prospectus.  It is possible, under certain enhanced versions of the option, for a C ontract O wner to have 100% of their investment allocated to the Non-GTO component during the preservation phase.  Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.  The C ontract O wner may also elect either Dollar Cost Averaging or Dollar Cost Averaging for Living Benefits (see "Contract Owner Services").

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option.  It enables the C ontract O wner to allocate part of his/her Contract Value to the Fixed Account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee.  The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
all of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that C ontract O wners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	market conditions determine the availability and allocation percentages of the various CPP program periods.

•	surrenders that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	if at the end of any CPP program period the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.

•	amounts credited to fulfill the principal guarantee are considered, for the purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in C ontract O wner as a death of C ontract O wner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the C ontract O wner.  The communication will inform the C ontract O wner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.  The C ontract O wner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option.  The C ontract O wner's election is irrevocable.  Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the C ontract O wner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program.  If the C ontract O wner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the Contract Value as of the beginning of that CPP program period.  The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

Moving into the withdrawal phase of the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the C ontract O wner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below).  During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option.  After Nationwide applies any credit that may be due on the maturing CPP program, the C ontract O wner may elect to terminate the CPP Lifetime Income Option.  Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed.  The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the Contract Value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the C ontract O wner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the C ontract O wner intends to terminate the CPP Lifetime Income Option.

26

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the C ontract O wner must instruct Nationwide how to allocate their Contract Value among a select group of investment options.  A list of the investment options available during the withdrawal phase will be included in the election notice.  The C ontract O wner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in C ontract O wner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the Contract Value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the C ontract O wner may begin taking the lifetime income stream by requesting a surrender from the contract.  All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount."  The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the C ontract O wner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base.  The C ontract O wner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the C ontract O wner's death or annuitization regardless of the actual value of the contract.  Thus, it is possible for the C ontract O wner to take annual surrenders equal to the lifetime withdrawal amount after the Contract Value is zero.  After the Contract Value falls to zero, the C ontract O wner can continue to take annual surrenders of no more than the lifetime withdrawal amount.

Surrender requests may be submitted systematically or directly by the C ontract O wner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the Contract Value and death benefit, and are subject to the CDSC provisions of the contract.  Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract O wners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the Contract Value is greater than zero).  However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years.  The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the Contract Value (after it is reduced by the lifetime withdrawal amount).  Once the Contract Value falls to zero, the C ontract O wner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the C ontract O wner is age 59½ may be subject to additional tax penalties.

Required Minimum Distribution Privilege

If you surrender an amount greater than your benefit amount for the sole purpose of satisfying Internal Revenue Code minimum distribution requirements for this contract, we will not reduce your income benefit base.  Nationwide reserves the right to modify or eliminate this required minimum distribution privilege.  This RMD privilege does not apply to beneficially owned contracts.

We will notify you if we discontinue or eliminate the required minimum distribution privilege.  If Nationwide exercises its right to modify or eliminate this privilege then any distribution in excess of your lifetime withdrawal amount will reduce your remaining lifetime withdrawal base.

Lifetime Withdrawal Base Reset Opportunity

On each five -year anniversary of the beginning of the withdrawal phase, if the Contract Value exceeds the lifetime withdrawal base, the C ontract O wner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current Contract Value.

Nationwide will provide the C ontract O wner with advance notice of any reset opportunity and will provide the Contract Value information necessary for the C ontract O wner to decide whether or not to invoke the reset opportunity.  If Nationwide does not receive and record a C ontract O wner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the C ontract O wner does not wish to reset the lifetime withdrawal base.

If the C ontract O wner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	the C ontract O wner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	the lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

27

•	the lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the C ontract O wner's right to annuitize the contract.

If the C ontract O wner elects to annuitize during the preservation phase, and any portion of the Contract Value has been allocated to a GTO, the C ontract O wner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment.  All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable.  The amount to be annuitized will be the Contract Value after any market value adjustment has been applied.

If the C ontract O wner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable.  The amount to be annuitized will be the Contract Value.  Since surrenders from the contract during the withdrawal phase of the option reduce the Contract Value, and consequently, the amount to be annuitized, the C ontract O wner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the C ontract O wner can invoke the immediate withdrawal benefit.  This benefit permits the C ontract O wner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted.  The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted.  After the benefit is invoked, the C ontract O wner's current CPP program period will remain in effect until its regular maturity date.  The CPP program period's ending does not automatically terminate the option.  However, the C ontract O wner will receive notice that the Contract Value must be reallocated in order to continue the option (see "Options at the end of the CPP Program Period" later in this subsection).  As long as the C ontract O wner reallocates the Contract Value upon the maturity of the current CPP program period, the C ontract O wner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option.  The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase.  Nationwide will not credit an amount to the contract so that the Contract Value equals the guaranteed amount at the end of the applicable CPP program period.  Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit.  This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
for purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  At the CPP program period's end, the C ontract O wner will not be permitted to begin a new CPP program period.  Instead, the C ontract O wner will be required to reallocate the Contract Value into certain limited investment options.  The C ontract O wner will lose the value of remaining withdrawals if the Contract Value is not reallocated (see "Options at the End of the CPP Program Period").

•
the C ontract O wner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked.  The C ontract O wner will not be permitted to enter the lifetime withdrawal phase of the option.

•
the "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	no additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

28

•	the immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one Contract Year cannot be carried over to the following Contract Year.

•
Nationwide may discontinue offering the immediate withdrawal benefit.  If the benefit is discontinued, C ontract O wners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract.  If taken prior to age 59½, the withdrawals could incur a penalty tax.  Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit.  A C ontract O wner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide.  Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.  Note:  A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the C ontract O wner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends.  In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date.  The CPP program period is chosen by the C ontract O wner and generally corresponds to the duration of any GTO option chosen by the C ontract O wner.  Upon the CPP program period end, the C ontract O wner will have two options:

•	reallocate the Contract Value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the C ontract O wner approximately 60 days before the end of the period and this notice will include a list of the limited investment options available.  The C ontract O wner must reallocate the Contract Value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit.  If the Service Center does not receive the C ontract O wner's instructions prior to the end of the program period, Nationwide will assume that the C ontract O wner intends to terminate the CPP Lifetime Income Option.  Note:  If the option is terminated, the C ontract O wner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the C ontract O wner can withdraw under the benefit.  The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).  The immediate withdrawal base will not change unless the C ontract O wner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the C ontract O wner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000.  If the C ontract O wner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000).  The Contract Value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal.  After the affirmative election to invoke the benefit has been made and received in good order by the Service Center , in order to take an immediate withdrawal, the C ontract O wner must submit a surrender request to the Service Center .  Nationwide will process the request based upon the election of the withdrawal benefit.  Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and GTO when an immediate withdrawal is requested.  The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request.  Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment.  Market value adjustments are applied to the Contract Value and not the amount of the withdrawal request.  Contract O wners can request that Accumulation Units not be surrendered from the GTO in order to avoid application of a market value adjustment.  Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

Impact of Immediate Withdrawals (within the 6% limit).  The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request.  Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base."  This figure is used to track how much the C ontract O wner has withdrawn and how much the C ontract O wner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

29

In the above example, the C ontract O wner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000.  Contract Value also includes any market value adjustments.  The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%.  Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit.  This reduction could be significant.  Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the Contract Value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.  The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1.	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2.	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:
5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:
Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The Contract Value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if Contract Value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus).  Application of a CDSC could result in the gross surrender being greater than 6%.  For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit.  If applicable, C ontract O wners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount.  In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit.  A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus).  The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).  In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract.  The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

How long will the immediate withdrawals last?  A C ontract O wner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value.  The number of years will depend on the amount and frequency of the withdrawals taken.  For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero.  Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero?  If there is Contract Value left after the remaining immediate withdrawal base is exhausted, the C ontract O wner can no longer take withdrawals under the immediate withdrawal benefit.  Surrenders can still be taken subject to the CDSC provisions of the contract.  The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

30

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value?  If Contract Value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the C ontract O wner 6% of the immediate withdrawal base each Contract Year until the remaining immediate withdrawal base is zero.  Additionally, if the C ontract O wner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the C ontract O wner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero.  Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period.  Note:  Termination of the option will cause the C ontract O wner to lose any remaining immediate withdrawal base value ( i.e., lose any remaining payments ) .

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the C ontract O wner does not instruct Nationwide how to reallocate the Contract Value (see, "Options at the End of the CPP Program Period").  Such automatic termination of the option will result in the C ontract O wner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and any Contract Value previously allocated to the GTO will be allocated to the money market sub-account.  Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:

•	a full surrender of the Contract Value;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the C ontract O wner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force.  If by the terms of the contract, the death of the C ontract O wner results in the contract being continued ( i.e. , does not result in payment of the death benefit proceeds ) , the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked.  The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the C ontract O wner's death   ( i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero ) .  If death of the C ontract O wner occurs during the CPP program period, the new C ontract O wner will be required to reallocate the Contract Value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the C ontract O wner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Taxation of Surrenders under the CPP Lifetime Income Option

Although the tax treatment is not clear, when the C ontract O wner takes a surrender from the contract before the Annuitization Date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the surrender.  A subsequent surrender under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

Lifetime Income Options - Generally

The 5%, 7% and 10% Lifetime Income Options are designed exclusively as withdrawal benefits.  Nationwide determines a benefit base that it uses to calculate how much the C ontract O wner can withdraw each year.  Additionally, if the C ontract O wner delays taking withdrawals for 10 years. Nationwide will guarantee that the Current Income Benefit Base on the 10 th Nationwide L. i nc anniversary will be no less than the Original Income Benefit Base plus simple interest at a rate of 5%, 7%, or 10% annually for each of those 10 years.

Although the tax treatment for withdrawals under withdrawal benefits, such as the 5%, 7% or 10% Lifetime Income Option, is not clear, when the C ontract O wner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract.  In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal.  A subsequent withdrawal under such circumstances could result in a loss that may be deductible.  Please consult a qualified tax advisor.

10% Lifetime Income Option

The 10% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45

31

and 85 years old at the time the time of application.  For most contracts, the determining life is that of the C ontract O wner.  For those contracts where the C ontract O wner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to " C ontract O wner" shall mean Annuitant.  If in addition to the Annuitant, a co- A nnuitant or joint A nnuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 10% Lifetime Income Option is available upon state approval.  The 10% Lifetime Income Option may not be elected if a loan is outstanding or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.  The 10% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.20% of the Current Income Benefit Base.  The current charge for the 10% Lifetime Income Option is 1.00% of the Current Income Benefit Base.  The charge associated with the 10% Lifetime Income Option will not change, except, possibly, upon the C ontract O wner's election to reset the benefit base, as discussed herein. The charge will be assessed on each contract anniversary (the 10% Nationwide L. i nc Anniversary) and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full withdrawal of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the C ontract O wner is invested at the time the charge is taken.  Amounts redeemed as the 10% Lifetime Income Option charge will not reduce the current value of other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Election of the 10% Lifetime Income Option requires that the C ontract O wner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.

For the list of investment options available under this option please see "Income Benefit Investment Options" later in this prospectus.  Allocations to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The C ontract O wner may reallocate the Contract Value among the limited set of investment options, (see "Transfers Prior to Annuitization").  Additionally, the C ontract O wner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 10% Lifetime Income Option as long as the Contract Value is greater than zero.

There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the C ontract O wner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value.  Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base.  Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any Nationwide 10% L. i nc Anniversary plus purchase payments submitted and credits applied after that 10% Nationwide L. i nc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 10% of the Original Income Benefit Base for each Nationwide 10% L. i nc Anniversary up to and including the 10th Nationwide 10% L. i nc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th Nationwide 10% L. i nc Anniversary, increased by a simple interest rate of 10% through the 10th Nationwide 10% L. i nc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 10% Nationwide L. i nc Anniversary.

When a purchase payment is made on a date other than a 10% Nationwide L. i nc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 10% Nationwide L. i nc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further income benefit base calculations will be made.  The Current Income Benefit Base will be set equal to the income benefit base calculated on the most recent Nationwide 10% L. i nc Anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 10% Lifetime Income Option is elected, the C ontract O wner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first surrender under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdrawal Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

32

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the C ontract O wner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the C ontract O wner as indicated in the following tables.

For contracts issued on or after May 1, 2010:
Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5.25%
81 and older	6.25%

For contracts issued on or after May 1, 2009 or the date of state approval (whichever is later), but before May 1, 2010:

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval of the table above (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A C ontract O wner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1   of the calendar year following the calendar year in which the C ontract O wner reaches age 70½.  Contract O wners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract O wners who elect not to take minimum required distributions from this contract ( i.e., they take minimum required distributions from other sources ) , may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 10% Nationwide L. i nc anniversary thereafter, the lifetime withdrawal percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 10% Nationwide L. i nc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the C ontract O wner's death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The C ontract O wner is permitted to withdrawal Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a C ontract O wner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the C ontract O wner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to the Service Center .

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to C ontract O wners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

33

Once the Contract Value falls to zero, the C ontract O wner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 10% Nationwide L. i nc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the C ontract O wner to Nationwide.  On or about each 10% Nationwide L. i nc Anniversary, Nationwide will provide the C ontract O wner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 10% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the C ontract O wner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a C ontract O wner's election to reset the Current Income Benefit Base within 60 days after the 10% Nationwide L. i nc Anniversary, Nationwide will assume that the C ontract O wner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 10% Lifetime Income Option will not change (as applicable to that particular contract).

Contract owners may cancel the automatic reset feature of the 10% Lifetime Income Option by notifying the Service Center as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to C ontract O wners.

Settlement Options

If, after beginning the lifetime income withdrawals, a C ontract O wner's Contract Value falls to zero and there is still a positive Current Income Benefit Base, Nationwide will provide the C ontract O wner with one or more settlement options (in addition to the option of continuing to take or receive annual benefit payments).  Specifically, Nationwide will provide a notification to the C ontract O wner describing the following three options, along with instructions on how to submit the election to the Service Center :

(1)	the C ontract O wner can continue to take annual withdrawals of no more than the annual benefit amount until the death of the C ontract O wner;

(2)	the C ontract O wner can elect the Age Based Lump Sum Settlement Option, as described below; or

(3)	if the C ontract O wner qualifies after a medical examination, the C ontract O wner can elect the Underwritten Lump Sum Settlement Option, as described below.

The options listed above each result in a different amount ultimately received under the 10% Lifetime Income Benefit Option.  The Underwritten Lump Sum Settlement Option will generally pay a larger amount than the Age Based Lump Sum Settlement Option when a C ontract O wner is healthier than the normal population.  Regardless of age or health, the Underwritten Lump Sum Settlement Option amount will never be less than the Age Based Lump Sum Settlement Option amount.  Election of the Age Based Lump Sum Settlement Option enables the C ontract O wner to receive payment without a medical exam, which could potentially delay payment.  Before selecting a settlement option, consult with a qualified financial advisor to determine which option is best for you based on your individual financial situation and needs.

The C ontract O wner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the C ontract O wner makes an election, the election is irrevocable.  If the C ontract O wner does not make an election within 60 days of the date of the notification letter, Nationwide will assume that the C ontract O wner intends to continue to take withdrawals of the annual benefit amount.

Age Based Lump Sum Settlement Option.  Under the Age Based Lump Sum Settlement Option, in lieu of taking withdrawals of the annual benefit amount, Nationwide will pay the C ontract O wner a lump sum equal to the C ontract O wner's most recently calculated annual benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age (as of the date the Age Based Lump Sum Option is elected)	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the 10% Spousal Continuation Benefit, if both spouses are living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the younger C ontract O wner minus three years to determine the Annual Benefit Multiplier.  If only one spouse is living on the date the Age Based Lump Sum Settlement Option is elected, Nationwide will use the age of the living spouse to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.  Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the C ontract O wner a lump sum based upon the current age, sex, and health

34

of the C ontract O wner (and spouse if the 10% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If the Service Center does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the C ontract O wner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the C ontract O wner.

Annuitization

If the C ontract O wner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 10% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the C ontract O wner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the C ontract O wner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

7% Lifetime Income Option

The 7% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary C ontract O wner.  For those contracts where the C ontract O wner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to " C ontract O wner" shall mean primary Annuitant.  If in addition to the Annuitant, a co- A nnuitant or joint A nnuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

The 7% Lifetime Income Option is available under the contract at the time of application.  However, upon state approval of the 10% Lifetime Income Option, the 7% Lifetime Income Option will no longer be available for election.  The 7% Lifetime Income Option is not available in the State of New York.  The 7% Lifetime Income Option is not available on beneficially owned contracts.

The 7% Lifetime Income Option may not be elected if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.  The 7% Lifetime Income Option may not be elected if a loan is outstanding.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 7% Lifetime Income Option is 0.95% of the Current Income Benefit Base.  (Once a 7% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the C ontract O wner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 7% Lifetime Income Option was added to the contract (the "7% Nationwide L. i nc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full withdrawal of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the C ontract o wner is invested at the time the charge is taken.  Amounts redeemed as the 7% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 7% Lifetime Income Option requires that the C ontract O wner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract. Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The C ontract O wner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The C ontract O wner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, C ontract O wners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the C ontract O wner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 7% Lifetime Income Option as long as the Contract Value is greater than zero.

There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse

35

subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the C ontract O wner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 7% Nationwide L. i nc Anniversary plus purchase payments submitted and credits applied after that 7% Nationwide L. i nc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each  7% Nationwide L. i nc Anniversary up to and including the 10th 7% Nationwide, L. i nc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 7% Nationwide L. i nc Anniversary, increased by a simple interest rate of 7% through the 10th 7% Nationwide L. i nc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 7% Nationwide L. i nc Anniversary.

When a purchase payment is made on a date other than a 7% Nationwide L. i nc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 7% Nationwide L. i nc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 7% Nationwide L. i nc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 7% Lifetime Income Option is elected, the C ontract O wner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdrawal Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first surrender, the Current Income Benefit Base is locked in and will not change unless the C ontract O wner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first surrender from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the C ontract O wner as indicated in the following tables:

For contracts issued on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first surrender)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

For contracts issued before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A C ontract O wner will receive the lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.  Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Contract Owners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract Owners who elect not to take minimum required distributions from this contract ( i.e., they take minimum required distributions from other sources ) , may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor for more information.

At the time of the first withdrawal and on each 7% Nationwide L. i nc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 7% Nationwide L. i nc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the C ontract O wner's death or annuitization.

36

Although withdrawals up to the benefit amount do not reduce the Current Lifetime Benefit Base, they do reduce the Contract Value and the death benefit.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The C ontract O wner is permitted to   withdraw surrender Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a C ontract O wner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the C ontract O wner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to the Service Center .

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to C ontract O wners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the C ontract O wner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 7% Nationwide L. i nc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the C ontract O wner to Nationwide.  On or about each 7% Nationwide L. i nc Anniversary, Nationwide will provide the C ontract O wner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 7% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

If the C ontract O wner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a C ontract O wner's election to reset the Current Income Benefit Base within 60 days after the 7% Nationwide L. i nc Anniversary, Nationwide will assume that the C ontract O wner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 7% Lifetime Income Option will not change (as applicable to that particular contract).

Contract O wners may cancel the automatic reset feature of the 7% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to C ontract O wners.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the C ontract O wner of the following three options:

1)	the C ontract O wner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the C ontract O wner;

2)	the C ontract O wner may elect the Age Based lump sum settlement option described below; or

3)	the C ontract O wner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 7% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

37

The C ontract O wner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the C ontract O wner makes an election the election is irrevocable.  If the C ontract O wner does not make an election within the 60 days Nationwide will assume that the C ontract O wner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a C ontract O wner to take an Age Based lump sum settlement equal to the C ontract O wner's current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger C ontract O wner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the C ontract O wner a lump sum based upon the attained age, sex, and health of the C ontract O wner (and spouse if the 7% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If the Service Center does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the C ontract O wner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the C ontract O wner.

Annuitization

If the C ontract O wner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 7% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the C ontract O wner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the C ontract O wner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

5% Lifetime Income Option

The 5% Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the Contract Value is zero.  The age of the person upon which the benefit depends (the "determining life") must be between 45 and 85 years old at the time the 5% Lifetime Income Option is elected.  For most contracts, the determining life is that of the primary C ontract O wner.  For those contracts where the C ontract O wner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to " C ontract O wner" shall mean primary Annuitant.  If in addition to the Annuitant, a co- A nnuitant or joint A nnuitant has been elected, the determining life will be that of the younger Annuitant.  The determining life may not be changed.

For contracts issued in the State of New York, the 5% Lifetime Income Option is available under the contract at the time of application.   For contracts issued before May 1, 2007, the 5% Lifetime Income Option is available for election at any time.  For all other contracts, the 5% Lifetime Income Option is not available for election.   The 5% Lifetime Income Option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: another Lifetime Income Option or the Capital Preservation Plus Lifetime Income Option.  The 5% Lifetime Income Option is not available on beneficially owned contracts.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the Current Income Benefit Base.  The current charge for the 5% Lifetime Income Options is 0.85% of the Current Income Benefit Base.  (Once the 5% Lifetime Income Option is elected, the charge percentage will not change, except, possibly, upon the C ontract O wner's election to reset the benefit base, as discussed herein.)  The charge will be assessed on each anniversary of the date the 5% Lifetime Income Option was added to the contract (the "5% Nationwide L. i nc anniversary") and will be deducted via redemption of Accumulation Units.  A prorated charge will also be deducted upon full withdrawal of the contract.  Accumulation Units will be redeemed proportionally from each Sub-Account in which the C ontract O wner is invested at the time the charge is taken.

38

Amounts redeemed as the 5% Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

Election of the 5% Lifetime Income Option requires that the C ontract O wner, until annuitization, allocate the entire Contract Value to the Custom Portfolio Asset Rebalancing Service (see "Contract Owner Services") or to a limited set of investment options currently available in the contract.  Allocation requests that fall outside of the Custom Portfolio Asset Rebalancing Service or to investment options other than those listed in the "Income Benefit Investment Options" chart will not be honored; they will be treated as though no allocation request was submitted.  Allocation to a GTO and/or the Fixed Account is not permitted.  The C ontract O wner may reallocate the Contract Value among the limited set of investment options in accordance with the "Transfers Prior to Annuitization" provision.  The C ontract O wner may reallocate the Contract Value within the Custom Portfolio Asset Rebalancing Service in accordance with that provision.  Additionally, C ontract O wners may change from the Custom Portfolio Asset Rebalancing Service to the permitted investment options, and vice versa.  Once this option is elected, contract loans are unavailable.  Additionally, the C ontract O wner may elect Dollar Cost Averaging for Living Benefits described in this prospectus.

Subsequent Purchase Payments

Where permitted by state law, subsequent purchase payments are permitted under the 5% Lifetime Income Option as long as the Contract Value is greater than zero.

There may be instances where a subsequent purchase payment creates a financial risk that Nationwide is unwilling to bear.  If this occurs, Nationwide may exercise its right to refuse subsequent purchase payments which total in aggregate $50,000 or more in any calendar year.  If Nationwide exercises this right to refuse a purchase payment, the entire purchase payment that causes the aggregate amount to exceed $50,000 will be immediately returned to the C ontract O wner in the same form in which it was received.

Determination of the Income Benefit Base Prior to the First Withdrawal

Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Each time the benefit base is recalculated, as described below, the resulting benefit base becomes the Current Income Benefit Base. Provided no withdrawals are taken from the contract, the Current Income Benefit Base will equal the greater of:

(1)	the highest Contract Value on any 5% Nationwide L. i nc Anniversary plus purchase payments submitted and credits applied after that 5% Nationwide L. i nc Anniversary; or

(2)	the sum of the following calculations:

(a)
Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus 5% of the Original Income Benefit Base for each  5% Nationwide L. i nc Anniversary up to and including the 10th 5% Nationwide L. i nc Anniversary; plus

(b)
Purchase Payments with Roll-up: any purchase payments submitted after contract issuance and before the 10th 5% Nationwide L. i nc Anniversary, increased by a simple interest rate of 5% through the 10th 5% Nationwide L. i nc Anniversary; plus

(c)	Purchase Payments with No Roll-up: any purchase payments submitted after the 10th 5% Nationwide L. i nc Anniversary.

When a purchase payment is made on a date other than a 5% Nationwide L. i nc Anniversary, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next 5% Nationwide L. i nc Anniversary.

However, if at any time prior to the first withdrawal the Contract Value equals zero, no further Income Benefit Base calculations will be made.  The Current Income Benefit Base will be set equal to the Income Benefit Base calculated on the most recent 5% Nationwide L. i nc anniversary, and the annual benefit amount will be based on that Current Income Benefit Base.

Lifetime Income Withdrawals

At any time after the 5% Lifetime Income Option is elected, the C ontract O wner may begin taking the lifetime income benefit by taking a withdrawal from the contract.  The first withdrawal under the contract constitutes the first lifetime income withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will withdraw Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request.  As with any withdrawal, lifetime income withdrawals reduce the Contract Value and consequently, the amount available for annuitization.

At the time of the first withdrawal, the Current Income Benefit Base is locked in and will not change unless the C ontract O wner takes excess withdrawals, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments.  Additional purchase payments submitted after the first withdrawal from the contract will increase the Current Income Benefit Base by the amount of the purchase payment.

Simultaneously, the lifetime withdrawal percentage is determined based on the age of the C ontract O wner as indicated in the following tables:

For contracts that elect the 5% Lifetime Income Option on or after May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	3%
59½ through 64	4%
65 through 80	5%
81 and older	6%

39

For contracts that elect the 5% Lifetime Income Option before May 1, 2009, or the date of state approval (whichever is later):

Contract Owner's Age (at time of first withdrawal)	Lifetime Withdrawal Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

A C ontract O wner will receive the greatest lifetime withdrawal percentage only if he or she does not take a withdrawal from the contract prior to age 81.

Note: The Internal Revenue Code requires that IRAs, SEP IRAs, and Simple IRAs begin distributions no later than April 1 of the calendar year following the calendar year in which the C ontract O wner reaches age 70½.  Contract O wners subject to minimum required distribution rules may not be able to take advantage of the lifetime withdrawal percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements.  Contract O wners who elect not to take minimum required distributions from this contract ( i.e., they take minimum required distributions from other sources ) , may be able to take advantage of lifetime withdrawal percentages at the higher age bands.  Consult a qualified tax advisor.

At the time of the first surrender and on each 5% Nationwide L. i nc anniversary thereafter, the lifetime income percentage is multiplied by the Current Income Benefit Base to determine the benefit amount for that year.  The benefit amount is the maximum amount that can be withdrawn from the contract before the next 5% Nationwide L. i nc anniversary without reducing the Current Income Benefit Base.  The ability to withdraw the current benefit amount will continue until the earlier of the C ontract O wner's death or annuitization.

Although withdrawals up to the benefit amount do not reduce the lifetime benefit base, they do reduce the Contract Value and the death benefit, and are subject to the CDSC provisions of the contract.

Impact of Withdrawals in Excess of the Lifetime Withdrawal Percentage Limit

The C ontract O wner is permitted to withdraw Contract Value in excess of that year's benefit amount provided that the Contract Value is greater than zero.  Withdrawals in excess of the benefit amount will reduce the Current Income Benefit Base, and consequently, the benefit amount calculated for subsequent years.  In the event of excess withdrawals, the Current Income Benefit Base will be reduced by the greater of:

(1)	the dollar amount of the withdrawal in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess withdrawal to the Contract Value (which has been reduced by the amount of the benefit amount withdrawn), multiplied by the Current Income Benefit Base.

In situations where the Contract Value exceeds the existing Current Income Benefit Base, excess withdrawals will typically result in a dollar amount reduction to the new Current Income Benefit Base.  In situations where the Contract Value is less than the existing Current Income Benefit Base, excess withdrawals will typically result in a proportional reduction to the new Current Income Benefit Base.

Currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a C ontract O wner to withdraw Contract Value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege does not apply to beneficially owned contracts.  In order to qualify for the RMD privilege, the C ontract O wner must:

(1)	be at least 70 ½ years old as of the date of the request;

(2)	own the contract as an IRA, SEP IRA, Simple IRA, or Investment-Only Contract; and

(3)	submit a completed administrative form to the Service Center .

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, Nationwide will provide notice to C ontract O wners and any withdrawal in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Once the Contract Value falls to zero, the C ontract O wner is no longer permitted to submit additional purchase payments or take withdrawals in excess of the benefit amount.  Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract.

Reset Opportunities

Nationwide offers an automatic reset of the income benefit base.  If, on any 5% Nationwide L. i nc Anniversary, the Contract Value exceeds the existing Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value.  This higher amount will be the new Current Income Benefit Base.  This automatic reset will continue until either the current price or list of permitted investment options changes.

In the event the current price or the list of permitted investment options changes, the reset opportunities still exist, but are no longer automatic.  An election to reset the Current Income Benefit Base must be made by the C ontract O wner to Nationwide.  On or about each 5% Nationwide L. i nc Anniversary, Nationwide will provide the C ontract O wner with information necessary to make this determination.  Specifically, Nationwide will provide: the Contract Value; the Current Income Benefit Base; the current terms and conditions associated with the 5% Lifetime Income Option; and instructions on how to communicate an election to reset the benefit base.

40

If the C ontract O wner elects to reset the Current Income Benefit Base, it will be at the then current terms and conditions of the option as described in the most current prospectus.  If Nationwide does not receive a C ontract O wner's election to reset the Current Income Benefit Base within 60 days after the 5% Nationwide L. i nc Anniversary, Nationwide will assume that the C ontract O wner does not wish to reset the Current Income Benefit Base.  If the Current Income Benefit Base is not reset, it will remain the same and the terms and conditions of the 5% Lifetime Income Option will not change (as applicable to that particular contract).

Contract O wners may cancel the automatic reset feature of the 5% Lifetime Income Option by notifying Nationwide as to such election.  Nationwide reserves the right to modify or terminate the automatic reset feature at any time upon written notice to C ontract O wners.

Lump Sum Settlement Options for the Lifetime Income Option

If Contract Value is zero and the Current Income Benefit Base is greater than zero Nationwide will notify the C ontract O wner of the following three options:

1)	the C ontract O wner can continue to take withdrawals equal to the Lifetime Income Percentage until the death of the C ontract O wner;

2)	the C ontract O wner may elect the Age Based lump sum settlement option described below; or

3)	the C ontract O wner may elect the Underwritten lump sum settlement option as described below.

The settlement option you select will affect the amount you ultimately receive under the 5% Lifetime Income Benefit Option.  Before you select a settlement option you should consult with your registered representative to determine which option is best for you based on your individual financial situation and needs.

The C ontract O wner will have 60 days from the date of Nationwide's notification letter to make an election.  Once the C ontract O wner makes an election the election is irrevocable.  If the C ontract O wner does not make an election within the 60 days Nationwide will assume that the C ontract O wner desires to continue to take withdrawals under the Lifetime Income Option.

Age Based Lump Sum Settlement Option for the Lifetime Income Option

Instead of continuing to take withdrawals under Lifetime Income Option after the Contract Value falls to zero and the Current Income Benefit Base is greater than zero, Nationwide permits a C ontract O wner to take an Age Based lump sum settlement equal to the C ontract O wner's current benefit amount multiplied by the Annual Benefit Multiplier listed below:

Contract Owner's Age	Annual Benefit Multiplier
Up to Age 70	5.5
71-75	4.5
76-80	3.5
81-85	2.5
86-90	2.0
91-95	1.5
96+	1.0

For contracts that have elected the Spousal Continuation Benefit and both spouses are alive on the date this option is elected Nationwide will use the age of the younger C ontract O wner minus three years to determine the Annual Benefit Multiplier.

Underwritten Lump Sum Settlement Option.

Under the Underwritten Lump Sum Settlement Option, in lieu of taking surrenders of the annual benefit amount, for those who qualify based on a medical exam, Nationwide will pay the C ontract O wner a lump sum based upon the attained age, sex, and health of the C ontract O wner (and spouse if the 5% Spousal Continuation Benefit is elected).  Once Nationwide receives the Contract Owner's election to take the Underwritten Lump Sum Settlement Option, Nationwide will provide the Contract Owner with a medical examination form, which must be completed by a certified physician chosen by the Contract Owner and returned to the Service Center within 30 days.  Upon completion of underwriting by Nationwide, the lump sum settlement amount is issued to the Contract Owner.  If the Service Center does not receive the completed form within the 30-day period, Nationwide will pay the Contract Owner the amount that would be payable under the Age Based Lump Sum Settlement Option.  Such information must be submitted by the C ontract O wner to the Service Center on a Nationwide form that is attested to by a certified physician chosen by the C ontract O wner.

Annuitization

If the C ontract O wner elects to annuitize the contract, this option will terminate.  Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the 5% Lifetime Income Option will terminate.

Death of Determining Life

For contracts with no Spousal Continuation Benefit, upon the death of the determining life, the benefits associated with the option terminate.  If the C ontract O wner is also the Annuitant, the death benefit will be paid in accordance with the "Death Benefits" provision.  If the C ontract O wner is not the Annuitant, the Contract Value will be distributed in accordance with the "Required Distributions" section of "Appendix C: Contract Types and Tax Information."

41

For contracts with the Spousal Continuation Benefit, upon the death of the determining life, the surviving spouse continues to receive the benefit associated with the Lifetime Income Option for the remainder of his or her lifetime.  The Contract Value will reflect the death benefit and Spousal Protection Feature.

Taxation of Withdrawals under the 5% Lifetime Income Option

While the tax treatment for withdrawals for benefits such as the 5% Lifetime Income Option are not clear under federal tax law, Nationwide currently treats these withdrawals as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the withdrawal (see "Taxation of Lifetime Surrenders Under the CPPLI or a Lifetime Income Option,").  Please consult a qualified tax advisor.

Spousal Continuation Benefit

At the time the Lifetime Income Option is elected (at time of application), the C ontract O wner may elect the corresponding Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The 10% and 7% Spousal Continuation Benefit are not available in the State of New York.  The charge for the 10% Spousal Continuation Benefit will not exceed 0.30% of the Current Income Benefit Base.  The current charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base. The current charge for the 7% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base. The 5% Spousal Continuation Benefit is only available in the State of New York.  The current charge for the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.

The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	the Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)
both spouses must be age 45 before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the C ontract O wner reaches age 59½ unless certain exceptions are met.  See "Federal Tax Considerations'" in "Appendix C: Contract Types and Tax Information" for additional information.

(3)	once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(4)	the lifetime income percentage will be based on the age of the younger spouse as of the date of the first withdrawal from the contract.

(5)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the C ontract O wner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the C ontract O wner.

(6)	both spouses must be named as primary beneficiaries. For contracts with non-natural owners, both spouses must be named as co- A nnuitants.

(7)	no person other than the spouse may be named as C ontract O wner, Annuitant or primary beneficiary.

(8)
if both spouses are alive upon annuitization, the C ontract O wner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the C ontract O wner).

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefits.

Marriage Termination

If, prior to taking any withdrawals from the contract, the marriage terminates due to divorce, dissolution, or annulment, the C ontract O wner may remove the Spousal Continuation Benefit from the contract.  Nationwide will remove the benefit and the associated charge after the contract Owner submits to the Service Center written request and evidence of the marriage termination satisfactory to Nationwide.  Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

If, after taking any withdrawal from the contract, the marriage terminates due to divorce, dissolution, or annulment, the C ontract O wner may not remove the Spousal Continuation Benefit from the contract.

Risks Associated with Electing the Spousal Continuation Option

There are situations where a C ontract O wner who elects the Spousal Continuation Benefit will not receive the benefits associated with the option.  This will occur if:

(1)	your spouse (co- A nnuitant) dies before you;

(2)	the contract is annuitized; or

(3)	withdrawals are taken after the withdrawal start date and the marriage terminates due to divorce, dissolution, or annulment.

Additionally, in the situations described in (1) and (3) above, not only will the C ontract O wner not receive the benefits associated with the Spousal Continuation Benefit, but he/she must continue to pay for the option until annuitization.

42

Income Benefit Investment Options1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% Nationwide L. i nc
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B	X	X
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	X	X
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	X	X
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.: Service Shares	X	X
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	X	X
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares	X	X
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	X	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	X	X	X2	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	X	X	X3	X
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	X	X	X3
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	X	X
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2	X	X
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2	X	X

43

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% Nationwide L.inc
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Goldman Sachs Variable Insurance Trust – Goldman Sachs Global Markets Navigator Fund: Service Shares
Huntington VA Funds – Huntington VA International Equity Fund
Huntington VA Funds – Huntington VA Situs Fund
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Invesco - Invesco Van Kampen V.I. American Franchise Fund : Series II	X	X
Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II	X	X
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy	X	X
Ivy Funds Variable Insurance Portfolios, Inc. – High Income
Ivy Funds Variable Insurance Portfolios, Inc. – Mid Cap Growth
Janus Aspen Series - Balanced Portfolio: Service Shares	X	X
Janus Aspen Series - Forty Portfolio: Service Shares	X	X
Janus Aspen Series - Global Technology Portfolio: Service Shares
Janus Aspen Series - Overseas Portfolio: Service Shares
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class	X	X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
MFS® Variable Insurance Trust - MFS Value Series: Service Class	X	X
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Nationwide Variable Insurance Trust – American Century NVIT Growth Fund: Class II
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II	X	X	X3	X
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II	X	X

44

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% Nationwide L.inc
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II	X	X
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II	X	X
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II	X	X	X3	X4
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	X	X	X3
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X	X	X2	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X	X	X3	X4

45

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% Nationwide L.inc
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X	X	X	X
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I	X	X
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	X	X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	X	X
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II	X	X
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class	X	X
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class	X	X
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares

46

Income Benefit Investment Options 1
Investment Option	Available in:
	CPP	CPPLI	Enhanced CPP and CPPLI	5%, 7% and 10% Nationwide L.inc
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares	X	X
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small-& Mid-Cap Fund®/VA: Service Shares
PIMCO Variable Insurance Trust – All Asset Portfolio: Advisor Class
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
PIMCO Variable Insurance Trust – Total Return Portfolio: Advisor Class
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB	X	X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB	X	X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II	X	X
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Static Asset Allocation Models
American Funds Option (33% American Funds NVIT Asset Allocation Fund, 33% American Funds NVIT Bond Fund and 34% American Funds NVIT Growth-Income Fund)	X	X	X	X
Balanced Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Conservative Fund)	X	X	X	X5
Capital Appreciation Option (50% Nationwide NVIT Investor Dest. Moderate Fund and 50% Nationwide NVIT Investor Dest. Moderately Aggressive Fund)	X	X	X2	X5
Custom Portfolio Asset Rebalancing Service
Conservative	X	X	X	X
Moderately Conservative	X	X	X	X
Balanced	X	X	X	X
Moderate	X	X	X	X
Capital Appreciation	X	X	X	X
Moderately Aggressive 4	X	X	X	X
Aggressive	X	X	X

1 This table provides a comprehensive list of all variable investment options that are available in connection with the respective optional benefit, as indicated with an "X."  Some of the indicated variable investment options may not be available to a particular Contract Owner due to the date the contract was issued (see "Appendix A: Underlying Mutual Funds").
2 The 5 year program duration is not available with this investment option.
3 The 5 and 7 year program durations are not available with this investment option.

47

4 This investment option is not available for contracts issued on or after March 2, 2009, that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of March 2, 2009, may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on March 2, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on March 2, 2009, will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.
5 This investment option is not available for contracts issued on or after May 1, 2009, that have elected a Lifetime Income Option.   Contract Owners with assets allocated to this investment option as of May 1, 2009, may remain so allocated and may apply additional purchase payments to this investment option.  Transfers into this investment option from another investment option are not permitted.  If the Contract Owner, at any time, transfers all the contract's assets out of this investment option, the investment option is no longer available to that Contract Owner.  Any Asset Rebalancing program in effect on May 1, 2009, that includes this investment option will continue to rebalance; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is rebalanced into this investment option.  Any Dollar Cost Averaging for Living Benefits program in effect on May 1, 2009, will continue uninterrupted; however, the Contract Owner is not permitted to increase the percentage of Contract Value that is transferred into this investment option.

Static Asset Allocation Models

A Static Asset Allocation Model is an allocation strategy comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund.  Contract O wners that elect a Static Asset Allocation Model directly own Sub-Account units of the underlying mutual funds that comprise the particular model.  In other words, a Static Asset Allocation Model is not a portfolio of underlying mutual funds with one Accumulation/Annuity Unit value, but rather, direct investment in a certain allocation of Sub-Accounts.  There is no additional charge associated with investing in a Static Asset Allocation Model.

Each of the Static Asset Allocation Models is just that: static.  The allocations or "split" between one or more Sub-Accounts is not monitored and adjusted to reflect changing market conditions.  However, a C ontract O wner's investment in a Static Asset Allocation Model is rebalanced quarterly to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.

Only one Static Asset Allocation Model may be elected at any given time.  Additionally, the entire Contract Value must be allocated to the elected model.

With respect to transferring into and out of a Static Asset Allocation Model, the models are treated like an underlying mutual fund and are subject to the "Transfers Prior to Annuitization" provision.  You may request to transfer from one model to another, or transfer from a model to a permitted underlying mutual fund.  Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.

For additional information about the underlying mutual funds that comprise each Static Asset Allocation Model (see "Appendix A: Underlying Mutual Funds").

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the Variable Account value will be calculated using unit values with Variable Account charges of 2.10% until the second benefit is applied and the charge is no longer assessed.  At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.75%.  Thus, the Beneficiary Protector II Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 2.10% will have a lower unit value than Sub-Account X with charges of 1.75% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the Annuitization Date, the C ontract O wner has all rights under the contract, unless a joint owner is named.  If a joint owner is named, each joint owner has all rights under the contract.  Purchasers who name someone other than themselves as the C ontract O wner will have no rights under the contract.

48

On the Annuitization Date, the Annuitant becomes the C ontract O wner, unless the C ontract O wner is a Charitable Remainder Trust.  If the C ontract O wner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the C ontract O wner after annuitization.

Contract O wners of Non-Qualified Contracts may name a new C ontract O wner at any time before the Annuitization Date.  Any change of C ontract O wner automatically revokes any prior C ontract O wner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Each j oint owner own s an undivided interest in the contract.

Non-Qualified C ontract O wners can name a joint owner at any time before annuitization.  However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners.  However, if a written election, signed by both C ontract O wners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently.  If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining C ontract O wner.

Contingent Owner

The contingent owner succeeds to the rights of a C ontract O wner if a C ontract O wner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

If a C ontract O wner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The C ontract O wner may name a contingent owner at any time before the Annuitization Date.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.

Only Non-Qualified Contract O wners may name someone other than himself/herself as the Annuitant.

The C ontract O wner may not name a new Annuitant without Nationwide's consent.

Contingent Annuitant

If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant.  The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.

Co-Annuitant

A co- A nnuitant, if named, must be the Annuitant's spouse.  The co- A nnuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co- A nnuitant dies before the Annuitization Date, the surviving co- A nnuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option.

Joint Annuitant

The joint A nnuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depend.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The C ontract O wner may name a joint A nnuitant at any time before the Annuitization Date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The C ontract O wner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when the Annuitant dies. The C ontract O wner can name more than one contingent beneficiary.  Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the Annuitization Date (and subject to any existing assignments), the C ontract O wner may request to change the following:

•	C ontract O wner (Non-Qualified Contracts only);

•	joint owner (must be the C ontract O wner's spouse);

•	contingent owner;

•	Annuitant (subject to Nationwide's underwriting and approval);

•	contingent annuitant (subject to Nationwide's underwriting and approval);

•	co- A nnuitant (must be the Annuitant's spouse);

•	joint A nnuitant (subject to Nationwide's underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

49

The C ontract O wner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  No change will be effective unless and until it is received and recorded at the Service Center .  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.  The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the C ontract O wner must be signed by the existing C ontract O wner and the person designated as the new C ontract O wner.  Nationwide may require a signature guarantee.

If the C ontract O wner is not a natural person and there is a change of the Annuitant, distributions will be made as if the C ontract O wner died at the time of the change, regardless of whether the C ontract O wner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" ).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Charitable Remainder Trust	$10,000	$1,000
IRA	$10,000	$1,000
Investment-Only	$10,000	$1,000
Non-Qualified	$10,000	$1,000
Roth IRA	$10,000	$1,000
SEP IRA	$10,000	$1,000
Simple IRA	$10,000	$1,000
Tax Sheltered Annuity**	$10,000	$1,000

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

** Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the C ontract O wner(s), the Annuitant or co- A nnuitant. If upon notification of death of the C ontract O wner(s), the Annuitant or co- A nnuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

When determining PPCs Nationwide will include the purchase payments in this contract, as well as the purchase payments of any other Nationwide annuity contract issued to an immediate family member within the 12 months before the purchase of this contract.  Immediate family members include spouses, children, or other family members living within the C ontract O wner's household.  In order to be considered for PPCs, the C ontract O wner must notify Nationwide in writing of all Nationwide annuity contracts owned by the C ontract O wner or immediate family members.

Each time a C ontract O wner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.  The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
–	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC   including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract.  Her contract is the only one eligible to receive PPCs.  For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000.  Cumulative Purchase Payments now equal $550,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000.  Cumulative Purchase Payments now equal $400,000.

50

On June 1, Ms. Z applies additional purchase payments of $500,000.  Cumulative Purchase Payments now equal $900,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750.  At this point in time, a total of $4,500 in PPCs has been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000.  Cumulative Purchase Payments now equal $1,200,000.  Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500.  At this point in time, a total of $12,000 in PPCs has been applied to Ms. Z's contract.

For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the C ontract O wner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract.  In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the C ontract O wner be less than the purchase payments made to the contract.  In those states that allow a return of Contract Value, the C ontract O wner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. Eastern Time .

If the application is not completed within five business days after receipt at the Service Center   the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received   at the Service Center.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide’s prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and C ontract O wners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account and/or Guaranteed Term Options as instructed by the C ontract O wner on the aplication .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, and then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract O wners can change future allocations to the Sub-Accounts, Fixed Account or Guaranteed Term Options after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

(1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

(2)	amounts allocated to the Fixed Account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

51

Determining Variable Account Value – Valuing an Accumulation Unit

Sub-Account allocations are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the C ontract O wner.  The factor is equal to an annualized rate ranging from 1.75% to 2.65% of the Daily Net Assets of the Variable Account, depending on which optional benefits the C ontract O wner elects.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

(1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the Fixed Account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract O wners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center .  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via email or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A C ontract O wner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions

52

aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, (see "Short-Term Trading Fees").

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the C ontract O wner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a C ontract O wner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only two underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in 1 calendar quarter
Nationwide will mail a letter to the C ontract O wner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the C ontract O wner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the C ontract O wner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with zero transfer events each January 1 st (see "Other Restrictions").

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple C ontract O wners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract O wners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a C ontract O wner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

53

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect C ontract O wners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some C ontract O wners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide C ontract O wner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by C ontract O wners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected C ontract O wner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected C ontract O wner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account

A C ontract O wner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a Guaranteed Term Option only upon reaching the end of a Fixed Account interest rate guarantee period.  Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period.  The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred.  However, Nationwide may limit the amount that can be transferred from the Fixed Account.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period.  The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.

Contract O wners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the Fixed Account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to six months from the date of the transfer request.

If there is Contract Value allocated to the Fixed Account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the Fixed Account interest rate guarantee period will end and that Contract Value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A C ontract O wner may request to transfer allocations from a Guaranteed Term Option to the Sub-Accounts and/or the Fixed Account at any time.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A C ontract O wner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the Fixed Account and to limit the number of transfers from the Sub-Accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A C ontract O wner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

54

Right to Examine and Cancel

If the C ontract O wner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the C ontract O wner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding.   Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the C ontract O wner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the Annuitant's death, C ontract O wners may generally surrender some or all of their Contract Value.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax, (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information")  Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within seven days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account and Guaranteed Term Options for a period of up to six months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a C ontract O wner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract.  If a CDSC is assessed, the C ontract O wner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the C ontract O wner has received the amount requested.

If the C ontract O wner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the C ontract O wner.

The CDSC deducted is a percentage of the amount requested by the C ontract O wner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some C ontract O wners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some C ontract O wners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited;

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment; and

•	Purchase Payment Credits (if applicable).

55

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a Contract Year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract O wners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before Annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the C ontract O wner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	the surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
any distribution other than the above, including a 10 day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the C ontract O wner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to C ontract O wners of Tax Sheltered Annuities.  Contract O wners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract O wners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

56

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers Contract Value from the Fixed Account.  Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the C ontract O wner's principal residence, the C ontract O wner has 15 years to repay the loan.

Contract O wners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the C ontract O wner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the C ontract O wner directs otherwise and will be subject to any Variable Account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the C ontract O wner takes a full surrender of the contract;

•	the C ontract O wner/Annuitant dies;

•	the C ontract O wner who is not the Annuitant dies prior to annuitization; or

•	the C ontract O wner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while a loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the C ontract O wner and may not be assigned without Nationwide's written consent.  Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

57

A Non-Qualified Contract O wner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded by the Service Center , the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the C ontract O wner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center .  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the C ontract O wner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract O wners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts:

Nationwide Variable Insurance Trust ("NVIT")
•	NVIT Core Bond Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class (only available in contracts for which good order applications were received before May 1, 2012)

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

58

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to six months from the date of the transfer request.

Dollar Cost Averaging for Living Benefits

Nationwide may periodically offer Dollar Cost Averaging programs with the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options referred to as "Dollar Cost Averaging for Living Benefits."  Dollar Cost Averaging for Living Benefits involves the automatic transfer of a specific amount from the Fixed Account into another Sub-Account.  With this service, the C ontract O wner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Dollar Cost Averaging for Living Benefits.  Only these investment options available for the Enhanced Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options are the only investment options available for use in the Dollar Cost Averaging for Living Benefits.  Dollar Cost Averaging for Living Benefits transfers may not be directed to the Fixed Account, Guaranteed Term Options, or to any investment option that is unavailable with the respective living benefit option.  Please refer to the "Income Benefits Investment Chart" earlier in this prospectus for the investment options available for these living benefits.  The dollar cost averaging rate within this program may vary depending on the benefit elected.

Once a Dollar Cost Averaging for Living Benefits program has begun, no transfers among or between Sub-Accounts is permitted until the Dollar Cost Averaging for Living Benefits program is completed or terminated.  The interest rate credited on amounts applied to the Fixed Account as part of Dollar Cost Averaging for Living Benefits programs may vary depending on the Lifetime Income Option elected.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of a Dollar Cost Averaging for Living Benefits program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the Fixed Account according to future investment allocation instructions, unless directed otherwise.  Dollar Cost Averaging for Living Benefits transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging for Living Benefits programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including an enhanced fixed account, for a period of up to six months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer a Dollar Cost Averaging program that permits the transfer of interest earned on Fixed Account allocations referred to as "Fixed Account Interest Out Dollar Cost Averaging."  Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on Fixed Account allocations into any other Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the Fixed Account.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will continue to process transfers until the Contract Owner instructs Nationwide to stop the transfers.  Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Fixed Account for a period of up to six months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow C ontract O wners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the C ontract O wner.  The Internal Revenue Service may impose a

59

10% penalty tax if the C ontract O wner is under age 59½ unless the C ontract O wner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through systematic withdrawals.  If the C ontract O wner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code;

(3)	for those contracts with a Lifetime Income Option, withdrawals up to the annual benefit amount; or

(4)	a percentage of the Contract Value based on the C ontract O wner's age, as shown in the table below:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The C ontract O wner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center .  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the 10 -day free-look period (see "Right to Examine and Cancel").

Custom Portfolio Asset Rebalancing Service

For C ontract O wners that have elected the CPP, CPPLI or a Lifetime Income Option, Nationwide makes available the Custom Portfolio Asset Rebalancing Service ("Custom Portfolio") at no extra charge.  Custom Portfolio is an asset allocation program that C ontract O wners can use to build their own customized portfolio of investments, subject to certain limitations.  Asset allocation is the process of investing in different asset classes (such as equity funds, fixed income funds, and money market funds) and may reduce the risk and volatility of investing.  There are no guarantees that Custom Portfolio will result a profit or protect against loss in a declining market.

Custom Portfolio offers seven asset allocation models.  Each model is comprised of different percentages of standardized asset categories designed to meet different investment goals, risk tolerances, and investment time horizons.  The C ontract O wner selects their model, then selects the specific underlying mutual funds (also classified according to standardized asset categories) and investment percentages within the model's parameters, enabling the C ontract O wner to create their own unique "Custom Portfolio."  Only one "Custom Portfolio" may be created and in effect at a time and the entire Variable Account contract value must participate in the model.

Note: Contract O wners should consult with a qualified investment advisor regarding the use of Custom Portfolio and to determine which model is appropriate for them.

Once the C ontract O wner creates their "Custom Portfolio," that C ontract O wner's model is static.  This means that that the percentage allocated to each underlying mutual fund will not change over time, except for quarterly rebalancing, as described below.  Note: allocation percentages within a particular model may subsequently change, but any such changes will not apply to existing model participants; the changes will only apply to participants that elect the model after the change implementation date.

To participate in Custom Portfolio, eligible C ontract O wners must submit the proper administrative form to the Service Center .  While Custom Portfolio is elected, C ontract O wners cannot participate in Asset Rebalancing or Dollar Cost Averaging.

60

Asset Allocation Models available with Custom Portfolio

The following models are available with Custom Portfolio:

Conservative:	Designed for C ontract O wners that are willing to accept very little risk but still want to see a small amount of growth.
Moderately Conservative:	Designed for C ontract O wners that are willing to accept some market volatility in exchange for greater potential income and growth.
Balanced:	Designed for C ontract O wners that are willing to accept some market volatility in exchange for potential long-term returns.
Moderate:	Designed for C ontract O wners that are willing to accept some short-term price fluctuations in exchange for potential long-term returns.
Capital Appreciation:	Designed for C ontract O wners that are willing to accept more short-term price fluctuations in exchange for potential long-term returns.
Moderately Aggressive:	Designed for C ontract O wners willing to accept sharp, short-term price fluctuations in exchange for potential long-term returns.
Aggressive:	Designed for C ontract O wners that are willing to accept more sharp, short-term price fluctuations in exchange for potential higher long-term returns.

The specific underlying mutual funds available to comprise the equity and fixed income components of the models are contained in the election form, which is provided to C ontract O wners at the time Custom Portfolio is elected.  At that time, C ontract O wners elect their model and the specific underlying mutual funds and percentages that will comprise their "Custom Portfolio."

Quarterly Rebalancing

At the end of each calendar quarter, Nationwide will reallocate the Variable Account C ontract V alue so that the percentages allocated to each underlying mutual fund match the most recently provided percentages provided by the C ontract O wner.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Rebalancing will be priced using the unit value determined on the last Valuation Date of the calendar quarter.  Each quarterly rebalancing is considered a transfer event.

However, quarterly rebalancing transfers within your Custom Portfolio are not subject to Short-Term Trading Fees.

Changing Models or Underlying Mutual Fund Allocations

Contract O wners who have elected a Lifetime Income Option may change the underlying mutual fund allocations or percentages within their elected model or may change models and create a new "Custom Portfolio" within that new model.  Contract O wners who have elected the CPP Lifetime Income Option and the CPP Option are not permitted to change models but can change the underlying mutual fund allocations or percentages within their elected model.  To implement one of these changes, C ontract O wners must submit new allocation instructions to the Service Center in writing on Nationwide's administrative form.  Any model and percentage changes will be subject to Short-Term Trading Fees and will count as a transfer event, as described in the "Transfer Restrictions" provision.

Nationwide reserves the right to limit the number of model changes a C ontract O wner can make each year.

Terminating Participation in Custom Portfolio

Contract owners can terminate participation in Custom Portfolio by submitting a written request to the Service Center .  In order for the termination to be effective, the termination request must contain valid reallocation instructions that are in accordance with the terms and conditions of the CPP Lifetime Income Option or Lifetime Income Option, as applicable.  Termination is effective on the date the termination request is received at the Service Center in good order.

Election of the Custom Portfolio Asset Rebalancing Program

There is no additional charge for participation in the Custom Portfolio Asset Rebalancing Service.  You may elect this program by submitting the Nationwide Custom Portfolio Asset Rebalancing Program administrative form to the Service Center .  You cannot participate in Asset Rebalancing or Dollar Cost Averaging while enrolled in the Custom Portfolio Asset Rebalancing Service.

You should consult a qualified financial advisor to help you determine your allocation based on your financial needs, time horizon, and willingness to accept investment risk.

Prior to enrollment in the Custom Portfolio Asset Rebalancing Service, a complete list of the program rules will be given to you.

Changing Asset Categories

You may elect to change asset categories at any time.  An election to change asset categories must be communicated to Nationwide in writing to the Service Center by way of a Custom Portfolio Asset Rebalancing Service administrative form.  Changes made in accordance with an election to change asset categories will be immediate, will be subject to Short-Term Trading Fees and will count as a "transfer event" as specified under the Transfer Restrictions section.

61

Nationwide reserves the right to limit the number of times you can change asset categories each year.

Quarterly Rebalancing

At the end of each quarter we will reallocate the Variable Account contract value according to your current Custom Portfolio Asset Rebalancing Service allocation.  If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day.  Each quarterly rebalancing is considered a transfer event.  However, quarterly rebalancing transfers within your Custom Portfolio Asset Rebalancing Service are not subject to Short-Term Trading Fees.

Terminating Participation in the Nationwide Custom Portfolio Asset Rebalancing Service

Participation in the Custom Portfolio Asset Rebalancing Service may be terminated upon your written request.  You must reallocate your Contract Value to the investment options available under the CPP Lifetime Income Option or to the Lifetime Income Option.

Nationwide reserves the right to terminate or modify the Custom Portfolio Asset Rebalancing Service at any time.

Death Benefits

Death of Contract Owner

If a C ontract O wner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the C ontract O wner.

If no joint owner is named, the contingent owner becomes the C ontract O wner.

If no contingent owner is named, the beneficiary becomes the C ontract O wner.

If no beneficiary survives the C ontract O wner, the last surviving C ontract O wner's estate becomes the C ontract O wner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the Annuitant who is not a C ontract O wner dies before the Annuitization Date, the contingent A nnuitant becomes the Annuitant and no death benefit is payable.  If no contingent A nnuitant is named, a death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the C ontract O wner or the last surviving C ontract O wner's estate will receive the death benefit.

If the C ontract O wner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a C ontract O wner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary.  Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the C ontract O wner/Annuitant, the contingent beneficiary receives the death benefit.  Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the C ontract O wner/Annuitant, the last surviving C ontract O wner's estate will receive the death benefit.

If the C ontract O wner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	as a lump sum;

(2)	as an annuity (see "Annuity Payment Options"); or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.   Death benefit claims must be submitted to the Service Center.   If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.  Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.    After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-account until instructions are

62

received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-account.

Death Benefit Calculations

The applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge.  If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date described in the applicable death benefit calculation.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide (see "Operation of the Contract").

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts"). If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.

Standard Death Benefit

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any C ontract A nniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any C ontract A nniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that C ontract A nniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

63

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with Annuitants age 80 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly C ontract A nniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any monthly C ontract A nniversary prior to the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, an applicant can elect the One-Month Enhanced Death Benefit Option at the time of application.  The One-Month Enhanced Death Benefit is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.  The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that there is no restriction as to the Annuitant's age and item (3) above considers the highest C ontract A nniversary prior to the Annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit II Option.  The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires), for contracts with Annuitants age 75 or younger at the time of application.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

64

(1)	(a)
 if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any C ontract A nniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the Annuitant's 81st birthday, proportionately adjusted for amounts surrendered.  The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the Contract Value was reduced on the date of the partial surrender.  Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the Fixed Account allocation becomes greater than 30% of the Contract Value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year.  The 30% threshold will come into effect only as a result of an action or actions by the C ontract O wner (e.g., additional purchase payment, surrender or transfers).  If the 30% threshold is reached because of a combination of market performance and C ontract O wner actions, and would not have been reached but for the market performance, interest will continue to accrue at 5%.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any C ontract A nniversary before the Annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	The 5% interest anniversary value.

The Contract Value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the Annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005:  the greater of the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit or the Contract Value as of the date of the Annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the Contract Value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The practical effect of this formula is that the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000.  In no event will the beneficiary receive less than the Contract Value.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the Daily Net Assets of the Variable Account, an applicant can elect the Combination Enhanced Death Benefit Option at the time of application.  The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option.  This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and the option may only be elected by applicants with Annuitants age 80 or younger at the time of application.

65

Annuity Commencement Date

The Annuitization Commencement Date is the date on which annuity payments are scheduled to begin.  Generally, the C ontract O wner designates the Annuitization Commencement Date at the time of application.  If no Annuitization Commencement Date is designated at the time of application, Nationwide will establish the Annuitization Commencement Date as the date the Annuitant reaches age 90 for Non-Qualified Contracts and the date the C ontract O wner reaches age 70 ½ for all other contract types.

The C ontract O wner may change the Annuitization Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.  The Annuitization Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.

Annuity Commencement Date and Lifetime Income Options

If the C ontract O wner elected a Lifetime Income Option, Nationwide will, approximately three months before the Annuitization Commencement Date, notify the C ontract O wner of the impending Annuitization Commencement Date and give the C ontract O wner the opportunity to defer the Annuitization Commencement Date in order to preserve the benefit associated with the Lifetime Income Option.  Deferring the Annuitization Commencement Date may have negative tax consequences (see "Required Distributions for IRAs, SEP IRAs, Simple IRAs and Roth IRAs" "10% Lifetime Income Option," "7% Lifetime Income Option," and "5% Lifetime Income Option").  Consult a qualified tax advisor.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the C ontract O wner affirmatively elects to begin annuity payments by contacting the Service Center .  If the C ontract O wner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least two years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two years subject to Nationwide's approval.

On the Annuitization Date, the Annuitant becomes the C ontract O wner unless the C ontract O wner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be moved to the Variable Account prior to the Annuitization Date.  There are no restrictions on Fixed Account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the C ontract O wner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments.  Premium taxes are deducted prior to determining fixed annuity payments.  The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the Appendix A.  The Static Asset Allocation Models is not available after annuitization.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the Variable Account value on the Annuitization Date;

•	the adjusted age and sex of the Annuitant (and joint A nnuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

•	the Annuitization Date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

66

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the C ontract O wner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date.  This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.

The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the C ontract O wner transfers value from one underlying mutual fund to another.  After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due.  The sum of these results for all the Sub-Accounts in which the C ontract O wner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or less than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments.  Nationwide uses a 3.5% assumed investment return factor.  Therefore, if the net investment performance of each Sub-Account in which the C ontract O wner invests exactly equals 3.5% for every payment period, then each payment will be the same amount.  To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same.  Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time.  Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity U nit values for Sub-Accounts are determined by:

(1)
multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the subsequent Valuation Period (see "Determining the Contract Value – Determining Variable Account Value – Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100.  The payment frequency will be changed to an interval that will result in payments of at least $100.

Nationwide will send annuity payments no later than seven days after each annuity payment date.

Annuity Payment Options

The Annuitant must elect an annuity payment option before the Annuitization Date.  If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide (see "Operation of the Contract").

Nationwide reserves the right to refuse purchase payments in excess of $1,000,000 (see "Synopsis of the Contracts").  If you do not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply to your contract.  If you are permitted to submit purchase payments in excess of $1,000,000, additional restrictions apply, as follows.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

67

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant.

Payments will cease with the last payment before the Annuitant's death.  No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint A nnuitant.  After the death of either the Annuitant or joint A nnuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant.  No death benefit will be paid.  As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer.  The term may be either 10 or 20 years.

If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available.  Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the Annuitization Date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Annuitization of Amounts Greater than $5,000,000

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the C ontract O wner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the Contract Value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the Contract Value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Statements and Reports

Nationwide will mail C ontract O wners statements and reports.  Therefore, C ontract O wners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract O wners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify C ontract O wners by email when important documents (statements, prospectuses and other documents) are ready for a C ontract O wner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract O wners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple C ontract O wners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the C ontract O wner(s).  Household delivery will continue for the life of the contracts.

A C ontract O wner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center .  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

68

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.   On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.   On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.   In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that

69

NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company .  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.   On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudic e. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.   The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of " All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.   On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.   On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.   The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary

70

duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v.   Nationwide Mutual Insurance Company and Nationwide Life Insurance Company .  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

71

Investment Company Act of 1940 Registration File No. 811-03330

Securities Act of 1933 Registration File No. 333-104512

72

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser's determination of reasonable risk.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth.

73

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

74

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

75

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").

Huntington VA Funds - Huntington VA International Equity Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks total return on its assets.

Huntington VA Funds - Huntington VA Situs Fund
Investment Advisor:	Huntington Asset Advisors, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

76

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund's investment objective is to seek capital appreciation. MFS normally invests the fund's assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Effective May 1, 2005 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term total return by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

77

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

78

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

79

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

80

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

81

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Effective May 1, 2007 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

82

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and Putnam Advisory Company, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Effective May 1, 2004 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Effective May 1, 2012 this underlying mutual fund is no longer available to receive transfers or new purchase payments
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

83

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.75%) and contracts with all optional benefits available on December 31, 201 1 (the maximum Variable Account charge of 3 .65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

The following Sub-Accounts were added to the Variable Account after December 31, 2011.  Therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund: Service Shares

Invesco
•	Invesco V.I. Mid Cap Core Equity: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	High Income
•	Mid Cap Growth

Janus Aspen Series
•	Global Technology Portfolio: Service Shares

MFS® Variable Insurance Trust
•	MFS New Discovery Series: Service Class

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

Van Eck VIP Trust
•	Global Hard Assets Fund: Service Class

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
2007	17.612985	18.144090	3.02%	11,310
2006	15.323276	17.612985	14.94%	11,265
2005	14.910135	15.323276	2.77%	13,359
2004	13.644490	14.910135	9.28%	14,930
2003*	10.000000	13.644490	36.44%	2,368
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
2007	20.282891	20.230378	-0.26%	1,825
2006	18.076044	20.282891	12.21%	1,843
2005	17.252945	18.076044	4.77%	1,911
2004	14.747238	17.252945	16.99%	2,751
2003*	10.000000	14.747238	47.47%	1,254

84

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
2007	10.744215	11.557301	7.57%	114,503
2006	10.764197	10.744215	-0.19%	103,664
2005	10.786832	10.764197	-0.21%	83,724
2004	10.376039	10.786832	3.96%	36,273
2003*	10.000000	10.376039	3.76%	888
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
2007	17.501112	17.118633	-2.19%	2,436
2006	15.248165	17.501112	14.78%	2,472
2005	14.848231	15.248165	2.69%	2,514
2004	13.424590	14.848231	10.60%	2,559
2003*	10.000000	13.424590	34.25%	1,580
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
2007	13.201290	12.654442	-4.14%	45,745
2006	11.175422	13.201290	18.13%	21,204
2005*	10.000000	11.175422	11.75%	4,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
2007	20.597299	20.102320	-2.40%	28,474
2006	18.322676	20.597299	12.41%	31,107
2005	17.390155	18.322676	5.36%	25,651
2004	14.521723	17.390155	19.75%	12,320
2003*	10.000000	14.521723	45.22%	273
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
2007	16.705238	17.230487	3.14%	105,879
2006	14.757838	16.705238	13.20%	92,999
2005	14.382267	14.757838	2.61%	72,780
2004	13.265137	14.382267	8.42%	38,967
2003*	10.000000	13.265137	32.65%	2,338

85

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
2007	15.198002	15.953656	4.97%	38,292
2006	13.310580	15.198002	14.18%	51,956
2005	13.011223	13.310580	2.30%	32,641
2004	12.636845	13.011223	2.96%	19,313
2003*	10.000000	12.636845	26.37%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
2007	15.821007	13.789376	-12.84%	290
2006	15.554423	15.821007	1.71%	290
2005	14.997346	15.554423	3.71%	555
2004	13.746125	14.997346	9.10%	768
2003*	10.000000	13.746125	37.46%	290
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
2004	12.927207	13.604024	5.24%	0
2003*	10.000000	12.927207	29.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
2007	10.513347	10.859284	3.29%	169,012
2006	10.296493	10.513347	2.11%	135,386
2005	10.376971	10.296493	-0.78%	107,568
2004	10.222441	10.376971	1.51%	32,420
2003*	10.000000	10.222441	2.22%	6,380
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
2007	11.488747	12.237236	6.51%	18,713
2006	10.670550	11.488747	7.67%	21,651
2005*	10.000000	10.670550	6.71%	909

86

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
2007	12.047375	13.015105	8.03%	199,962
2006	10.976545	12.047375	9.76%	117,671
2005*	10.000000	10.976545	9.77%	88,120
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
2007	12.409354	13.541827	9.13%	32,390
2006	11.184232	12.409354	10.95%	26,220
2005*	10.000000	11.184232	11.84%	21,638
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
2007	15.304969	21.898425	43.08%	73,559
2006	13.357393	15.304969	14.58%	56,123
2005*	10.000000	13.357393	33.57%	16,697
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
2007	18.269816	18.176748	-0.51%	182,146
2006	15.504390	18.269816	17.84%	155,265
2005	14.947116	15.504390	3.73%	115,192
2004	13.676909	14.947116	9.29%	59,804
2003*	10.000000	13.676909	36.77%	1,829
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
2007	15.197310	18.910316	24.43%	84,871
2006	14.513399	15.197310	4.71%	63,785
2005	14.000748	14.513399	3.66%	42,058
2004	13.818654	14.000748	1.32%	26,773
2003*	10.000000	13.818654	38.19%	615

87

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
2007	10.780356	11.023236	2.25%	1,527,835
2006	10.536024	10.780356	2.32%	573,993
2005	10.523767	10.536024	0.12%	108,330
2004	10.280466	10.523767	2.37%	42,181
2003*	10.000000	10.280466	2.80%	1,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
2007	22.436487	25.422593	13.31%	230,176
2006	20.315297	22.436487	10.44%	195,611
2005	17.519636	20.315297	15.96%	147,988
2004	14.304553	17.519636	22.48%	79,588
2003*	10.000000	14.304553	43.05%	3,470
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
2007	22.193606	25.521269	14.99%	1,594
2006	19.179150	22.193606	15.72%	1,746
2005	16.433121	19.179150	16.71%	2,702
2004	14.760564	16.433121	11.33%	2,702
2003*	10.000000	14.760564	47.61%	1,040
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.935952	10.499655	-18.83%	168,812
2010	11.669470	12.935952	10.85%	178,059
2009	9.411523	11.669470	23.99%	169,372
2008	17.089649	9.411523	-44.93%	145,582
2007	14.860462	17.089649	15.00%	141,712
2006	12.837627	14.860462	15.76%	124,438
2005	11.003353	12.837627	16.67%	68,958
2004*	10.000000	11.003353	10.03%	33,488
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
2007	21.300753	22.064612	3.59%	9,843
2006	18.687545	21.300753	13.98%	12,936
2005	18.568815	18.687545	0.64%	12,088
2004	16.601913	18.568815	11.85%	6,098
2003*	10.000000	16.601913	66.02%	1,021

88

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
2007	11.085844	11.299943	1.93%	321,073
2006*	10.000000	11.085844	10.86%	46,305
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
2007	16.768456	16.030637	-4.40%	143,427
2006	14.571240	16.768456	15.08%	163,966
2005	14.338735	14.571240	1.62%	151,473
2004	13.147979	14.338735	9.06%	94,812
2003*	10.000000	13.147979	31.48%	2,163
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
2007	21.461905	20.582439	-4.10%	86,628
2006	18.672305	21.461905	14.94%	71,941
2005	17.472125	18.672305	6.87%	55,135
2004	14.370679	17.472125	21.58%	23,823
2003*	10.000000	14.370679	43.71%	1,964
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.348461	15.168719	-17.33%	57,702
2010	15.891739	18.348461	15.46%	72,243
2009	9.369330	15.891739	69.61%	81,863
2008	20.149958	9.369330	-53.50%	82,944
2007	15.937169	20.149958	26.43%	97,624
2006	12.655507	15.937169	25.93%	46,638
2005*	10.000000	12.655507	26.56%	19,495
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
2007	20.657060	23.430527	13.43%	7,165
2006	17.311415	20.657060	19.33%	8,415
2005	15.992577	17.311415	8.25%	8,547
2004	13.732826	15.992577	16.46%	16,720
2003*	10.000000	13.732826	37.33%	1,545

89

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.149968	12.418042	-12.24%	272,924
2010	13.284976	14.149968	6.51%	293,037
2009	9.855569	13.284976	34.80%	314,006
2008	16.829070	9.855569	-41.44%	1,169,455
2007	14.838451	16.829070	13.42%	824,880
2006	12.433552	14.838451	19.34%	372,803
2005	11.490111	12.433552	8.21%	126,372
2004*	10.000000	11.490111	14.90%	55,309
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.150984	15.737289	-2.56%	129,904
2010	14.371916	16.150984	12.38%	127,766
2009	12.324804	14.371916	16.61%	116,355
2008	11.811239	12.324804	4.35%	100,374
2007	10.828109	11.811239	9.08%	96,459
2006	9.766142	10.828109	10.87%	54,451
2005*	10.000000	9.766142	-2.34%	15,005
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306003	8.956120	-13.10%	1,232
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
2004	11.505218	12.241351	6.40%	0
2003*	10.000000	11.505218	15.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
2007	17.092574	22.943703	34.23%	16,741
2006	15.942807	17.092574	7.21%	922
2005	14.415779	15.942807	10.59%	842
2004	12.437665	14.415779	15.90%	872
2003*	10.000000	12.437665	24.38%	0

90

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
2007	31.292247	39.355413	25.77%	1,003
2006	21.719936	31.292247	44.07%	1,003
2005	16.754159	21.719936	29.64%	1,003
2004	14.367666	16.754159	16.61%	1,003
2003*	10.000000	14.367666	43.68%	540
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.808017	14.603248	-1.38%	24,015
2010	13.438590	14.808017	10.19%	27,657
2009	9.833460	13.438590	36.66%	32,770
2008	15.882140	9.833460	-38.08%	39,842
2007	14.561211	15.882140	9.07%	49,543
2006	13.811057	14.561211	5.43%	53,140
2005	13.486320	13.811057	2.41%	58,958
2004	12.594868	13.486320	7.08%	32,318
2003*	10.000000	12.594868	25.95%	3,653
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
2007	18.282573	19.324816	5.70%	134,402
2006	15.440964	18.282573	18.40%	87,397
2005	14.760636	15.440964	4.61%	50,506
2004	13.083772	14.760636	12.82%	21,737
2003*	10.000000	13.083772	30.84%	2,294
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.052463	-9.48%	13,590
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
2007	10.434128	10.880072	4.27%	3,010,520
2006*	10.000000	10.434128	4.34%	859,430

91

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
2007	10.416259	10.538162	1.17%	378,479
2006*	10.000000	10.416259	4.16%	48,099
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
2007	10.715931	12.039659	12.35%	261,888
2006*	10.000000	10.715931	7.16%	88,162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
2007	10.243775	11.260943	9.93%	520,738
2006*	10.000000	10.243775	2.44%	163,222
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
2007*	10.000000	9.776234	-2.24%	238,781
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
2007	14.077197	14.263038	1.32%	17,043
2006	12.953685	14.077197	8.67%	17,144
2005	12.877246	12.953685	0.59%	17,214
2004	11.904593	12.877246	8.17%	24,544
2003*	10.000000	11.904593	19.05%	28,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934760	13.192786	1.99%	71,334
2010	11.634011	12.934760	11.18%	84,649
2009	8.105879	11.634011	43.53%	79,358
2008	11.474465	8.105879	-29.36%	39,625
2007	11.321282	11.474465	1.35%	43,514
2006	10.418162	11.321282	8.67%	48,257
2005*	10.000000	10.418162	4.18%	31,801
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737

92

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287

93

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
2007	34.329087	48.966528	42.64%	849
2006	25.630840	34.329087	33.94%	849
2005	19.712603	25.630840	30.02%	849
2004	16.659025	19.712603	18.33%	866
2003*	10.000000	16.659025	66.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092277	16.802345	-23.94%	88,387
2010	19.402636	22.092277	13.86%	102,507
2009	12.108847	19.402636	60.24%	92,309
2008	29.250342	12.108847	-58.60%	70,106
2007	20.470158	29.250342	42.89%	71,083
2006	15.256471	20.470158	34.17%	59,144
2005	11.719770	15.256471	30.18%	44,989
2004*	10.000000	11.719770	17.20%	26,680
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
2007	10.497385	11.050957	5.27%	1,347,968
2006	10.338406	10.497385	1.54%	557,369
2005	10.189502	10.338406	1.46%	86,796
2004	10.043359	10.189502	1.46%	22,084
2003*	10.000000	10.043359	0.43%	744
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
2007	10.835236	11.644002	7.46%	11,808
2006*	10.000000	10.835236	8.35%	4,723

94

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
2007	18.700744	19.466359	4.09%	240,846
2006	16.285762	18.700744	14.83%	258,711
2005	15.356948	16.285762	6.05%	217,961
2004	13.707728	15.356948	12.03%	95,345
2003*	10.000000	13.707728	37.08%	1,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
2007	11.673956	12.085719	3.53%	435,001
2006	11.191464	11.673956	4.31%	310,529
2005	11.025641	11.191464	1.50%	369,029
2004	10.723133	11.025641	2.82%	317,539
2003*	10.000000	10.723133	7.23%	24,714
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
2007	14.872451	15.437685	3.80%	1,862,090
2006	13.593344	14.872451	9.41%	1,366,364
2005	13.132916	13.593344	3.51%	861,297
2004	12.203108	13.132916	7.62%	463,596
2003*	10.000000	12.203108	22.03%	15,603
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
2007	17.001173	17.729297	4.28%	1,574,411
2006	15.106544	17.001173	12.54%	925,832
2005	14.359307	15.106544	5.20%	262,657
2004	13.038300	14.359307	10.13%	183,968
2003*	10.000000	13.038300	30.38%	2,862

95

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
2007	13.170301	13.696706	4.00%	577,550
2006	12.362921	13.170301	6.53%	487,133
2005	12.042290	12.362921	2.66%	323,178
2004	11.437925	12.042290	5.28%	170,274
2003*	10.000000	11.437925	14.38%	18,165
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
2007	19.332334	20.427933	5.67%	30,626
2006	17.905052	19.332334	7.97%	21,368
2005	16.256166	17.905052	10.14%	18,512
2004	14.296525	16.256166	13.71%	18,996
2003*	10.000000	14.296525	42.97%	1,828
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
2007	10.152993	10.452394	2.95%	711,569
2006	9.885496	10.152993	2.71%	294,853
2005	9.799630	9.885496	0.88%	183,812
2004	9.893901	9.799630	-0.95%	50,182
2003*	10.000000	9.893901	-1.06%	34,800
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
2007	11.797281	12.125745	2.78%	94,129
2006	11.452724	11.797281	3.01%	50,630
2005	11.407467	11.452724	0.40%	33,886
2004	10.898535	11.407467	4.67%	8,694
2003*	10.000000	10.898535	8.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244

96

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	816
2006	17.790715	21.396244	20.27%	816
2005	16.197590	17.790715	9.84%	816
2004	13.738380	16.197590	17.90%	816
2003*	10.000000	13.738380	37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.626678	8.728658	-17.86%	339,160
2010	10.218016	10.626678	4.00%	319,338
2009	8.031437	10.218016	27.23%	270,200
2008	15.266276	8.031437	-47.39%	692,819
2007	15.131435	15.266276	0.89%	777,542
2006	12.581194	15.131435	20.27%	274,019
2005	11.453079	12.581194	9.85%	51,039
2004*	10.000000	11.453079	14.53%	12,421
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
2007	16.349615	17.587905	7.57%	47,627
2006	16.157720	16.349615	1.19%	31,218
2005	15.263895	16.157720	5.86%	25,778
2004	13.727977	15.263895	11.19%	10,870
2003*	10.000000	13.727977	37.28%	956

97

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
2007	22.299337	20.323216	-8.86%	22,334
2006	19.381755	22.299337	15.05%	17,786
2005	19.192160	19.381755	0.99%	14,966
2004	16.696167	19.192160	14.95%	20,664
2003*	10.000000	16.696167	66.96%	698
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
2007	20.638995	20.659969	0.10%	113,624
2006	18.796627	20.638995	9.80%	104,574
2005	17.079751	18.796627	10.05%	32,692
2004	14.634859	17.079751	16.71%	22,781
2003*	10.000000	14.634859	46.35%	768
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
2007	16.534481	17.525749	6.00%	995,030
2006	14.839520	16.534481	11.42%	412,222
2005	14.109763	14.839520	5.17%	8,386
2004	13.111059	14.109763	7.62%	5,959
2003*	10.000000	13.111059	31.11%	6,009
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560

98

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
2007	18.145324	17.361358	-4.32%	842,114
2006	15.981000	18.145324	13.54%	457,159
2005	15.646565	15.981000	2.14%	107,315
2004	13.601345	15.646565	15.04%	44,637
2003*	10.000000	13.601345	36.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
2007	10.145287	10.442362	2.93%	1,271,687
2006	9.909111	10.145287	2.38%	511,016
2005	9.941633	9.909111	-0.33%	85,189
2004	10.040481	9.941633	-0.98%	23,196
2003*	10.000000	10.040481	0.40%	3,302
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.939609	12.578792	-2.79%	10,939
2010	11.010583	12.939609	17.52%	17,792
2009	9.129398	11.010583	20.61%	19,250
2008	15.352476	9.129398	-40.53%	20,963
2007	15.547415	15.352476	-1.25%	20,564
2006	15.034039	15.547415	3.41%	20,717
2005	14.870180	15.034039	1.10%	14,657
2004	13.528240	14.870180	9.92%	7,112
2003*	10.000000	13.528240	35.28%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
2007	15.965747	16.879012	5.72%	1,270,266
2006	14.291049	15.965747	11.72%	552,007
2005	13.611475	14.291049	4.99%	32,795
2004	12.229791	13.611475	11.30%	0
2003*	10.000000	12.229791	22.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.135150	12.708710	-10.09%	76,721
2010	12.437950	14.135150	13.65%	105,163
2009	9.082697	12.437950	36.94%	126,669
2008	15.497557	9.082697	-41.39%	150,235
2007	14.873968	15.497557	4.19%	160,986
2006	12.894589	14.873968	15.35%	171,349
2005	11.507127	12.894589	12.06%	105,432
2004*	10.000000	11.507127	15.07%	36,056

99

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
2007	22.799883	23.760837	4.21%	5,711
2006	19.771731	22.799883	15.32%	5,711
2005	17.642303	19.771731	12.07%	5,711
2004	15.104878	17.642303	16.80%	5,711
2003*	10.000000	15.104878	51.05%	402
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.791629	2.686442	-3.77%	17,575
2010	2.486511	2.791629	12.27%	14,987
2009	2.001939	2.486511	24.21%	23,623
2008	9.535678	2.001939	-79.01%	16,590
2007*	10.000000	9.535678	-4.64%	8,296
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.974192	3.804960	-4.26%	6,912
2010	3.534524	3.974192	12.44%	8,673
2009	2.856265	3.534524	23.75%	11,441
2008	13.568598	2.856265	-78.95%	14,718
2007	13.876681	13.568598	-2.22%	24,177
2006	12.930195	13.876681	7.32%	33,325
2005	12.901188	12.930195	0.22%	28,021
2004	12.076446	12.901188	6.83%	16,095
2003*	10.000000	12.076446	20.76%	912
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
2007	16.437065	16.818258	2.32%	956,504
2006	14.577583	16.437065	12.76%	494,144
2005	14.030984	14.577583	3.90%	60,397
2004	13.084249	14.030984	7.24%	24,084
2003*	10.000000	13.084249	30.84%	2,029
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
2007	21.444172	20.773571	-3.13%	231,883
2006	19.034924	21.444172	12.66%	106,522
2005	17.657508	19.034924	7.80%	13,085
2004	15.079668	17.657508	17.09%	6,947
2003*	10.000000	15.079668	50.80%	73
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039

100

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.973762	-0.26%	30,605
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.578016	11.784717	-6.31%	5,137
2010	11.192638	12.578016	12.38%	5,315
2009	8.775762	11.192638	27.54%	5,465
2008	14.570845	8.775762	-39.77%	6,866
2007	15.785091	14.570845	-7.69%	6,432
2006	13.860142	15.785091	13.89%	8,355
2005	13.405421	13.860142	3.39%	8,283
2004	12.279684	13.405421	9.17%	2,011
2003*	10.000000	12.279684	22.80%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
2007	19.976776	21.267332	6.46%	926
2006	15.918898	19.976776	25.49%	952
2005	14.440241	15.918898	10.24%	980
2004	12.648853	14.440241	14.16%	1,010
2003*	10.000000	12.648853	26.49%	526
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.940852	12.866770	-19.28%	1,448
2010	13.431125	15.940852	18.69%	2,903
2009	8.340797	13.431125	61.03%	1,885
2008	13.482437	8.340797	-38.14%	245
2007	13.005932	13.482437	3.66%	245
2006	12.554562	13.005932	3.60%	2,573
2005	12.089308	12.554562	3.85%	2,604
2004	11.715038	12.089308	3.19%	2,631
2003*	10.000000	11.715038	17.15%	245
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
2007	10.727232	11.088437	3.37%	1,075,069
2006	10.542363	10.727232	1.75%	435,666
2005	10.323495	10.542363	2.12%	68,579
2004	10.096155	10.323495	2.25%	10,234
2003*	10.000000	10.096155	0.96%	0

101

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
2004	12.552802	13.576214	8.15%	174
2003*	10.000000	12.552802	25.53%	177
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620

102

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.674520	15.561978	-11.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.526294	11.968197	-4.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563323	11.664995	-7.15%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.418359	15.909255	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.673667	8.838654	-17.19%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.479115	10.298633	-1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.913804	10.385701	-4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.906335	13.616309	-8.65%	0

103

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357874	9.040562	-20.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484671	13.571817	-12.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.514202	10.372835	-1.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.426958	13.317885	-18.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.157945	13.913125	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.424091	10.692724	-13.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.459807	13.817602	-4.44%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.272975	8.754951	-14.78%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.244433	10.736115	-4.52%	0

104

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.222236	10.928206	-10.59%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.421658	13.108074	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.170683	13.603215	-10.33%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.367948	21.101664	-34.81%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585096	11.204426	-3.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.935890	-10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.789162	12.793959	0.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.580343	11.583537	0.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.237673	7.012264	-14.88%	0

105

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071894	8.455902	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.397619	14.467799	-25.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.296233	6.327251	-13.28%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.923808	6.653840	-16.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.014433	11.679280	-2.79%	0

106

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330137	7.515509	-19.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594762	8.013974	-6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098651	8.376921	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.087605	10.591643	-4.47%	0

107

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.809162	14.402385	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.028818	10.993741	-15.62%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.120138	11.380812	-6.10%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.260572	9.781916	-4.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.410871	10.942895	-11.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.438711	15.370253	-11.86%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.598439	2.452281	-5.62%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.127879	2.936896	-6.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.069741	15.115276	-5.94%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272679	11.776525	4.47%	0

108

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.845468	-1.55%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.828566	9.949713	-8.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.346296	10.681833	-19.96%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.724038	10.863402	-20.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377436	11.038000	6.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.475986	9.624464	1.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.167208	15.621206	2.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.308302	13.153193	-8.07%	0

109

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory

110

distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term “individual retirement plans” shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plans or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

111

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

112

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999, if the owner elected the special four -year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the

113

time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

114

Taxation of Lifetime Surrenders Under the Capital Preservation Plus Lifetime Income Option or a Lifetime Income Option

While the tax treatment for surrenders for benefits such as the Capital Preservation Plus Lifetime Income Option and the Lifetime Income Options is not clear under federal tax law, Nationwide intends to treat surrenders under these options as taxable to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the surrender.  Specifically, we intend to treat the following amount of each surrender as a taxable distribution:

The greater of:

(1)	A – C; or

(2)	B – C,

Where

A = the Contract Value immediately before the surrender;

B = the guaranteed annual benefit amount immediately before the surrender; and

C = the remaining investment in the contract.

In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after such a surrender.  If you subsequently surrender your contract under such circumstances, you would have a loss that may be deductible.  If you purchase one of these options in an IRA, surrenders in excess of the annual benefit amount may be required to satisfy the minimum distribution requirements under the Internal Revenue Code.  Please consult a qualified tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as contract owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

115

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is 2 or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

116

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans, and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the  Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero .

Required Distributions for Non-Qualified Contracts

 Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
if any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
if any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

117

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 st of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by

118

one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

119

STATEMENT OF ADDITIONAL INFORMATION

May 1, 201 2

Individual Flexible Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus.  It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 201 2 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing: P.O. Box 182021, Columbus, Ohio 43218-2021 , or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide").   Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154.7 billion as of December 31, 201 1 .

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates, may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades (see "Underlying Mutual Fund Payments").

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Variable Account-II and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 201 1 , 20 10 and 200 9 , no underwriting commissions were paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 201 1 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following Sub-Accounts were added to the Variable Account after December 31, 2011. Therefore, no Condensed Financial Information is available:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Dynamic Asset Allocation Portfolio: Class B

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs Global Markets Navigator Fund: Service Shares

Invesco
•	Invesco V.I. Mid Cap Core Equity: Series II
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II

Ivy Funds Variable Insurance Portfolios, Inc.
•	High Income
•	Mid Cap Growth

Janus Aspen Series
•	Global Technology Portfolio: Service Shares

MFS® Variable Insurance Trust
•	MFS New Discovery Series: Service Class

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class

Van Eck VIP Trust
•	Global Hard Assets Fund: Service Class

No Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.853680	14.438026	4.22%	5,808
2010	12.500366	13.853680	10.83%	5,656
2009	10.571782	12.500366	18.24%	5,741
2008	18.144090	10.571782	-41.73%	5,922
2007	17.612985	18.144090	3.02%	11,310
2006	15.323276	17.612985	14.94%	11,265
2005	14.910135	15.323276	2.77%	13,359
2004	13.644490	14.910135	9.28%	14,930
2003*	10.000000	13.644490	36.44%	2,368
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.262631	19.987746	-10.22%	59,616
2010	17.899440	22.262631	24.38%	57,578
2009	12.770620	17.899440	40.16%	34,311
2008	20.230378	12.770620	-36.87%	14,992
2007	20.282891	20.230378	-0.26%	1,825
2006	18.076044	20.282891	12.21%	1,843
2005	17.252945	18.076044	4.77%	1,911
2004	14.747238	17.252945	16.99%	2,751
2003*	10.000000	14.747238	47.47%	1,254

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.497477	13.721610	9.80%	452,055
2010	12.100594	12.497477	3.28%	491,781
2009	11.174654	12.100594	8.29%	377,266
2008	11.557301	11.174654	-3.31%	197,070
2007	10.744215	11.557301	7.57%	114,503
2006	10.764197	10.744215	-0.19%	103,664
2005	10.786832	10.764197	-0.21%	83,724
2004	10.376039	10.786832	3.96%	36,273
2003*	10.000000	10.376039	3.76%	888
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.210230	14.360944	1.06%	515
2010	12.702518	14.210230	11.87%	554
2009	10.977647	12.702518	15.71%	597
2008	17.118633	10.977647	-35.87%	650
2007	17.501112	17.118633	-2.19%	2,436
2006	15.248165	17.501112	14.78%	2,472
2005	14.848231	15.248165	2.69%	2,514
2004	13.424590	14.848231	10.60%	2,559
2003*	10.000000	13.424590	34.25%	1,580
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991845	13.631589	-2.57%	159,977
2010	11.969492	13.991845	16.90%	156,980
2009	9.385566	11.969492	27.53%	117,177
2008	12.654442	9.385566	-25.83%	62,806
2007	13.201290	12.654442	-4.14%	45,745
2006	11.175422	13.201290	18.13%	21,204
2005*	10.000000	11.175422	11.75%	4,836
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978965	12.288096	-5.32%	535,597
2010	12.035254	12.978965	7.84%	514,898
2009*	10.000000	12.035254	20.35%	218,544
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.720623	20.473298	-1.19%	105,966
2010	16.760592	20.720623	23.63%	112,539
2009	13.644443	16.760592	22.84%	57,584
2008	20.102320	13.644443	-32.13%	33,527
2007	20.597299	20.102320	-2.40%	28,474
2006	18.322676	20.597299	12.41%	31,107
2005	17.390155	18.322676	5.36%	25,651
2004	14.521723	17.390155	19.75%	12,320
2003*	10.000000	14.521723	45.22%	273

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.787085	14.764267	-0.15%	145,392
2010	13.140125	14.787085	12.53%	153,824
2009	10.610643	13.140125	23.84%	151,239
2008	17.230487	10.610643	-38.42%	118,808
2007	16.705238	17.230487	3.14%	105,879
2006	14.757838	16.705238	13.20%	92,999
2005	14.382267	14.757838	2.61%	72,780
2004	13.265137	14.382267	8.42%	38,967
2003*	10.000000	13.265137	32.65%	2,338
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.952491	15.975323	6.84%	82,356
2010	13.228460	14.952491	13.03%	81,040
2009	11.015450	13.228460	20.09%	62,040
2008	15.953656	11.015450	-30.95%	44,436
2007	15.198002	15.953656	4.97%	38,292
2006	13.310580	15.198002	14.18%	51,956
2005	13.011223	13.310580	2.30%	32,641
2004	12.636845	13.011223	2.96%	19,313
2003*	10.000000	12.636845	26.37%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388778	11.305454	-15.56%	0
2010	10.416903	13.388778	28.53%	518
2009	8.430458	10.416903	23.56%	441
2008	13.789376	8.430458	-38.86%	290
2007	15.821007	13.789376	-12.84%	290
2006	15.554423	15.821007	1.71%	290
2005	14.997346	15.554423	3.71%	555
2004	13.746125	14.997346	9.10%	768
2003*	10.000000	13.746125	37.46%	290
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.221336	13.203206	-7.16%	0
2010	12.808384	14.221336	11.03%	0
2009	11.509681	12.808384	11.28%	0
2008	16.656504	11.509681	-30.90%	0
2007	15.463850	16.656504	7.71%	0
2006	13.593219	15.463850	13.76%	0
2005	13.604024	13.593219	-0.08%	0
2004	12.927207	13.604024	5.24%	0
2003*	10.000000	12.927207	29.27%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.387889	12.413950	0.21%	100,129
2010	11.644119	12.387889	6.39%	124,631
2009	9.863406	11.644119	18.05%	142,580
2008	10.859284	9.863406	-9.17%	147,285
2007	10.513347	10.859284	3.29%	169,012
2006	10.296493	10.513347	2.11%	135,386
2005	10.376971	10.296493	-0.78%	107,568
2004	10.222441	10.376971	1.51%	32,420
2003*	10.000000	10.222441	2.22%	6,380

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.115952	11.853500	-2.17%	174,765
2010	10.956998	12.115952	10.58%	182,983
2009	8.996925	10.956998	21.79%	164,799
2008	12.237236	8.996925	-26.48%	48,979
2007	11.488747	12.237236	6.51%	18,713
2006	10.670550	11.488747	7.67%	21,651
2005*	10.000000	10.670550	6.71%	909
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.190669	11.829064	-2.97%	655,266
2010	10.852605	12.190669	12.33%	723,578
2009	8.592820	10.852605	26.30%	551,215
2008	13.015105	8.592820	-33.98%	265,376
2007	12.047375	13.015105	8.03%	199,962
2006	10.976545	12.047375	9.76%	117,671
2005*	10.000000	10.976545	9.77%	88,120
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.071604	11.525200	-4.53%	50,105
2010	10.601792	12.071604	13.86%	42,538
2009	8.225886	10.601792	28.88%	49,100
2008	13.541827	8.225886	-39.26%	15,606
2007	12.409354	13.541827	9.13%	32,390
2006	11.184232	12.409354	10.95%	26,220
2005*	10.000000	11.184232	11.84%	21,638
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.651031	15.509505	-6.86%	66,766
2010	14.222735	16.651031	17.07%	83,906
2009	9.809426	14.222735	44.99%	90,858
2008	21.898425	9.809426	-55.20%	74,473
2007	15.304969	21.898425	43.08%	73,559
2006	13.357393	15.304969	14.58%	56,123
2005*	10.000000	13.357393	33.57%	16,697
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.714425	14.552109	-1.10%	349,821
2010	13.032263	14.714425	12.91%	339,049
2009	10.212523	13.032263	27.61%	241,204
2008	18.176748	10.212523	-43.82%	202,032
2007	18.269816	18.176748	-0.51%	182,146
2006	15.504390	18.269816	17.84%	155,265
2005	14.947116	15.504390	3.73%	115,192
2004	13.676909	14.947116	9.29%	59,804
2003*	10.000000	13.676909	36.77%	1,829

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.978073	14.711717	-1.78%	118,091
2010	12.307758	14.978073	21.70%	138,430
2009	9.789375	12.307758	25.73%	121,324
2008	18.910316	9.789375	-48.23%	110,723
2007	15.197310	18.910316	24.43%	84,871
2006	14.513399	15.197310	4.71%	63,785
2005	14.000748	14.513399	3.66%	42,058
2004	13.818654	14.000748	1.32%	26,773
2003*	10.000000	13.818654	38.19%	615
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.533669	13.181320	5.17%	1,196,556
2010	11.861582	12.533669	5.67%	1,252,195
2009	10.455436	11.861582	13.45%	1,697,557
2008	11.023236	10.455436	-5.15%	1,457,926
2007	10.780356	11.023236	2.25%	1,527,835
2006	10.536024	10.780356	2.32%	573,993
2005	10.523767	10.536024	0.12%	108,330
2004	10.280466	10.523767	2.37%	42,181
2003*	10.000000	10.280466	2.80%	1,087
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.163996	22.916990	-12.41%	292,171
2010	20.711886	26.163996	26.32%	321,582
2009	15.084376	20.711886	37.31%	320,254
2008	25.422593	15.084376	-40.67%	249,074
2007	22.436487	25.422593	13.31%	230,176
2006	20.315297	22.436487	10.44%	195,611
2005	17.519636	20.315297	15.96%	147,988
2004	14.304553	17.519636	22.48%	79,588
2003*	10.000000	14.304553	43.05%	3,470
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.317013	15.688360	-18.78%	1,594
2010	17.425249	19.317013	10.86%	1,594
2009	14.051348	17.425249	24.01%	1,594
2008	25.521269	14.051348	-44.94%	1,594
2007	22.193606	25.521269	14.99%	1,594
2006	19.179150	22.193606	15.72%	1,746
2005	16.433121	19.179150	16.71%	2,702
2004	14.760564	16.433121	11.33%	2,702
2003*	10.000000	14.760564	47.61%	1,040
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.935952	10.499655	-18.83%	168,812
2010	11.669470	12.935952	10.85%	178,059
2009	9.411523	11.669470	23.99%	169,372
2008	17.089649	9.411523	-44.93%	145,582
2007	14.860462	17.089649	15.00%	141,712
2006	12.837627	14.860462	15.76%	124,438
2005	11.003353	12.837627	16.67%	68,958
2004*	10.000000	11.003353	10.03%	33,488

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.239014	18.088260	-10.63%	7,348
2010	16.304818	20.239014	24.13%	7,757
2009	10.559959	16.304818	54.40%	8,282
2008	22.064612	10.559959	-52.14%	9,584
2007	21.300753	22.064612	3.59%	9,843
2006	18.687545	21.300753	13.98%	12,936
2005	18.568815	18.687545	0.64%	12,088
2004	16.601913	18.568815	11.85%	6,098
2003*	10.000000	16.601913	66.02%	1,021
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517649	11.586341	0.60%	411,962
2010	10.404178	11.517649	10.70%	475,439
2009	7.809563	10.404178	33.22%	442,502
2008	11.299943	7.809563	-30.89%	342,705
2007	11.085844	11.299943	1.93%	321,073
2006*	10.000000	11.085844	10.86%	46,305
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690609	16.341438	4.15%	72,610
2010	13.237176	15.690609	18.53%	92,368
2009	11.481566	13.237176	15.29%	107,533
2008	16.030637	11.481566	-28.38%	124,663
2007	16.768456	16.030637	-4.40%	143,427
2006	14.571240	16.768456	15.08%	163,966
2005	14.338735	14.571240	1.62%	151,473
2004	13.147979	14.338735	9.06%	94,812
2003*	10.000000	13.147979	31.48%	2,163
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.653562	20.475326	-5.44%	283,285
2010	17.188036	21.653562	25.98%	279,961
2009	13.545032	17.188036	26.90%	427,776
2008	20.582439	13.545032	-34.19%	92,577
2007	21.461905	20.582439	-4.10%	86,628
2006	18.672305	21.461905	14.94%	71,941
2005	17.472125	18.672305	6.87%	55,135
2004	14.370679	17.472125	21.58%	23,823
2003*	10.000000	14.370679	43.71%	1,964
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.118982	8.821565	-3.26%	142,660
2010	8.418116	9.118982	8.33%	146,115
2009	6.578070	8.418116	27.97%	108,466
2008*	10.000000	6.578070	-34.22%	14,897
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.348461	15.168719	-17.33%	57,702
2010	15.891739	18.348461	15.46%	72,243
2009	9.369330	15.891739	69.61%	81,863
2008	20.149958	9.369330	-53.50%	82,944
2007	15.937169	20.149958	26.43%	97,624
2006	12.655507	15.937169	25.93%	46,638
2005*	10.000000	12.655507	26.56%	19,495

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.682940	17.282333	-12.20%	1,053
2010	18.479732	19.682940	6.51%	1,457
2009	13.724837	18.479732	34.64%	1,983
2008	23.430527	13.724837	-41.42%	2,501
2007	20.657060	23.430527	13.43%	7,165
2006	17.311415	20.657060	19.33%	8,415
2005	15.992577	17.311415	8.25%	8,547
2004	13.732826	15.992577	16.46%	16,720
2003*	10.000000	13.732826	37.33%	1,545
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.149968	12.418042	-12.24%	272,924
2010	13.284976	14.149968	6.51%	293,037
2009	9.855569	13.284976	34.80%	314,006
2008	16.829070	9.855569	-41.44%	1,169,455
2007	14.838451	16.829070	13.42%	824,880
2006	12.433552	14.838451	19.34%	372,803
2005	11.490111	12.433552	8.21%	126,372
2004*	10.000000	11.490111	14.90%	55,309
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.150984	15.737289	-2.56%	129,904
2010	14.371916	16.150984	12.38%	127,766
2009	12.324804	14.371916	16.61%	116,355
2008	11.811239	12.324804	4.35%	100,374
2007	10.828109	11.811239	9.08%	96,459
2006	9.766142	10.828109	10.87%	54,451
2005*	10.000000	9.766142	-2.34%	15,005
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306003	8.956120	-13.10%	1,232
2010*	10.000000	10.306003	3.06%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280501	10.982532	-2.64%	1,796
2010*	10.000000	11.280501	12.81%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626540	11.512000	-8.83%	256,062
2010	11.825400	12.626540	6.77%	266,929
2009*	10.000000	11.825400	18.25%	95,154
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.452918	16.384652	-0.41%	1,417
2010	15.488254	16.452918	6.23%	1,417
2009	12.552746	15.488254	23.39%	1,417
2008	15.220939	12.552746	-17.53%	1,417
2007	14.048292	15.220939	8.35%	0
2006	12.949158	14.048292	8.49%	0
2005	12.241351	12.949158	5.78%	0
2004	11.505218	12.241351	6.40%	0
2003*	10.000000	11.505218	15.05%	0

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.840477	17.226388	-8.57%	170,215
2010	18.009002	18.840477	4.62%	169,048
2009	12.553269	18.009002	43.46%	129,060
2008	22.943703	12.553269	-45.29%	47,925
2007	17.092574	22.943703	34.23%	16,741
2006	15.942807	17.092574	7.21%	922
2005	14.415779	15.942807	10.59%	842
2004	12.437665	14.415779	15.90%	872
2003*	10.000000	12.437665	24.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.916616	26.536056	-33.52%	79
2010	32.496924	39.916616	22.83%	407
2009	18.470555	32.496924	75.94%	407
2008	39.355413	18.470555	-53.07%	702
2007	31.292247	39.355413	25.77%	1,003
2006	21.719936	31.292247	44.07%	1,003
2005	16.754159	21.719936	29.64%	1,003
2004	14.367666	16.754159	16.61%	1,003
2003*	10.000000	14.367666	43.68%	540
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.808017	14.603248	-1.38%	24,015
2010	13.438590	14.808017	10.19%	27,657
2009	9.833460	13.438590	36.66%	32,770
2008	15.882140	9.833460	-38.08%	39,842
2007	14.561211	15.882140	9.07%	49,543
2006	13.811057	14.561211	5.43%	53,140
2005	13.486320	13.811057	2.41%	58,958
2004	12.594868	13.486320	7.08%	32,318
2003*	10.000000	12.594868	25.95%	3,653
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.787166	16.417040	-2.20%	855,481
2010	15.362835	16.787166	9.27%	855,935
2009	12.769555	15.362835	20.31%	972,282
2008	19.324816	12.769555	-33.92%	184,111
2007	18.282573	19.324816	5.70%	134,402
2006	15.440964	18.282573	18.40%	87,397
2005	14.760636	15.440964	4.61%	50,506
2004	13.083772	14.760636	12.82%	21,737
2003*	10.000000	13.083772	30.84%	2,294
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717202	10.342861	-3.49%	39,825
2010*	10.000000	10.717202	7.17%	31,075
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.052463	-9.48%	13,590
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.790494	13.615559	-1.27%	352,674
2010	12.404567	13.790494	11.17%	404,534
2009*	10.000000	12.404567	24.05%	35,608

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.017612	9.934130	-0.83%	15,725,774
2010	9.102112	10.017612	10.06%	16,350,938
2009	7.506594	9.102112	21.25%	12,020,709
2008	10.880072	7.506594	-31.01%	6,237,047
2007	10.434128	10.880072	4.27%	3,010,520
2006*	10.000000	10.434128	4.34%	859,430
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.707494	11.122824	3.88%	2,935,705
2010	10.282254	10.707494	4.14%	3,062,258
2009	9.331593	10.282254	10.19%	2,280,381
2008	10.538162	9.331593	-11.45%	984,279
2007	10.416259	10.538162	1.17%	378,479
2006*	10.000000	10.416259	4.16%	48,099
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042898	9.839907	-10.89%	494,860
2010	10.098290	11.042898	9.35%	512,318
2009	7.258389	10.098290	39.13%	462,283
2008	12.039659	7.258389	-39.71%	376,937
2007	10.715931	12.039659	12.35%	261,888
2006*	10.000000	10.715931	7.16%	88,162
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.772798	9.151941	-6.35%	974,736
2010	8.415640	9.772798	16.13%	1,017,998
2009	6.171929	8.415640	36.35%	910,188
2008	11.260943	6.171929	-45.19%	841,001
2007	10.243775	11.260943	9.93%	520,738
2006*	10.000000	10.243775	2.44%	163,222
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328583	8.000182	-3.94%	3,930,735
2010	7.638486	8.328583	9.03%	4,090,698
2009	5.948820	7.638486	28.40%	2,971,513
2008	9.776234	5.948820	-39.15%	1,113,125
2007*	10.000000	9.776234	-2.24%	238,781
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.092715	16.415411	2.01%	5,837
2010	14.475127	16.092715	11.17%	9,839
2009	10.091024	14.475127	43.45%	11,232
2008	14.263038	10.091024	-29.25%	13,641
2007	14.077197	14.263038	1.32%	17,043
2006	12.953685	14.077197	8.67%	17,144
2005	12.877246	12.953685	0.59%	17,214
2004	11.904593	12.877246	8.17%	24,544
2003*	10.000000	11.904593	19.05%	28,638

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934760	13.192786	1.99%	71,334
2010	11.634011	12.934760	11.18%	84,649
2009	8.105879	11.634011	43.53%	79,358
2008	11.474465	8.105879	-29.36%	39,625
2007	11.321282	11.474465	1.35%	43,514
2006	10.418162	11.321282	8.67%	48,257
2005*	10.000000	10.418162	4.18%	31,801
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.678463	7.532982	-13.20%	109,692
2010	7.655149	8.678463	13.37%	100,376
2009	5.093703	7.655149	50.29%	59,569
2008*	10.000000	5.093703	-49.06%	14,737
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.557223	9.083641	-4.96%	903,066
2010	7.872447	9.557223	21.40%	877,070
2009	6.103951	7.872447	28.97%	1,544,686
2008*	10.000000	6.103951	-38.96%	1,824,934
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086283	8.358114	-8.01%	35,793
2010	8.044836	9.086283	12.95%	35,913
2009	6.337755	8.044836	26.94%	29,152
2008*	10.000000	6.337755	-36.62%	1,997
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082476	9.773150	-3.07%	4,035,737
2010	9.294787	10.082476	8.47%	3,895,415
2009	7.895368	9.294787	17.72%	2,229,026
2008*	10.000000	7.895368	-21.05%	419,535
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665696	9.169449	-5.13%	11,694,012
2010	8.753321	9.665696	10.42%	11,929,153
2009	7.175372	8.753321	21.99%	6,737,424
2008*	10.000000	7.175372	-28.25%	794,625
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535889	10.497989	-0.36%	2,291,167
2010	10.040691	10.535889	4.93%	2,181,267
2009	9.042194	10.040691	11.04%	1,058,327
2008*	10.000000	9.042194	-9.58%	99,865
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874824	9.476046	-4.04%	10,051,335
2010	9.024479	9.874824	9.42%	9,993,060
2009	7.532112	9.024479	19.81%	5,424,838
2008*	10.000000	7.532112	-24.68%	756,654

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433360	8.835604	-6.34%	3,195,197
2010	8.473381	9.433360	11.33%	3,493,256
2009	6.813408	8.473381	24.36%	2,766,615
2008*	10.000000	6.813408	-31.87%	1,618,458
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.248492	10.042298	-2.01%	1,780,917
2010	9.566746	10.248492	7.13%	1,944,355
2009	8.274211	9.566746	15.62%	1,224,580
2008*	10.000000	8.274211	-17.26%	196,509
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.976951	11.458211	4.38%	446,758
2010	10.463248	10.976951	4.91%	419,285
2009	9.807050	10.463248	6.69%	651,015
2008*	10.000000	9.807050	-1.93%	12,287
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924351	12.424769	4.20%	223,149
2010	11.225826	11.924351	6.22%	215,818
2009	9.812853	11.225826	14.40%	67,028
2008*	10.000000	9.812853	-1.87%	1,259
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.932972	28.087566	-23.95%	849
2010	32.429811	36.932972	13.89%	849
2009	20.238876	32.429811	60.24%	849
2008	48.966528	20.238876	-58.67%	849
2007	34.329087	48.966528	42.64%	849
2006	25.630840	34.329087	33.94%	849
2005	19.712603	25.630840	30.02%	849
2004	16.659025	19.712603	18.33%	866
2003*	10.000000	16.659025	66.59%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092277	16.802345	-23.94%	88,387
2010	19.402636	22.092277	13.86%	102,507
2009	12.108847	19.402636	60.24%	92,309
2008	29.250342	12.108847	-58.60%	70,106
2007	20.470158	29.250342	42.89%	71,083
2006	15.256471	20.470158	34.17%	59,144
2005	11.719770	15.256471	30.18%	44,989
2004*	10.000000	11.719770	17.20%	26,680
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.147918	12.801881	5.38%	871,759
2010	11.800022	12.147918	2.95%	926,827
2009	11.695753	11.800022	0.89%	1,426,562
2008	11.050957	11.695753	5.83%	1,591,698
2007	10.497385	11.050957	5.27%	1,347,968
2006	10.338406	10.497385	1.54%	557,369
2005	10.189502	10.338406	1.46%	86,796
2004	10.043359	10.189502	1.46%	22,084
2003*	10.000000	10.043359	0.43%	744

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.686505	6.796997	-11.57%	220,021
2010	6.923092	7.686505	11.03%	217,601
2009	5.443293	6.923092	27.19%	215,332
2008*	10.000000	5.443293	-45.57%	25,777
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680525	7.432925	-14.37%	63,212
2010	8.226406	8.680525	5.52%	55,577
2009	6.510364	8.226406	26.36%	48,745
2008	11.644002	6.510364	-44.09%	36,462
2007	10.835236	11.644002	7.46%	11,808
2006*	10.000000	10.835236	8.35%	4,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.001736	16.048045	-5.61%	422,291
2010	15.095973	17.001736	12.62%	452,820
2009	12.078766	15.095973	24.98%	358,564
2008	19.466359	12.078766	-37.95%	178,463
2007	18.700744	19.466359	4.09%	240,846
2006	16.285762	18.700744	14.83%	258,711
2005	15.356948	16.285762	6.05%	217,961
2004	13.707728	15.356948	12.03%	95,345
2003*	10.000000	13.707728	37.08%	1,984
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411964	12.303112	-0.88%	893,917
2010	11.503903	12.411964	7.89%	870,876
2009*	10.000000	11.503903	15.04%	349,850
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276309	12.922393	-2.67%	2,623,921
2010	12.061576	13.276309	10.07%	2,593,691
2009*	10.000000	12.061576	20.62%	1,241,082
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.442939	12.584001	1.13%	1,752,231
2010	11.959774	12.442939	4.04%	1,450,079
2009	11.159036	11.959774	7.18%	1,154,356
2008	12.085719	11.159036	-7.67%	518,679
2007	11.673956	12.085719	3.53%	435,001
2006	11.191464	11.673956	4.31%	310,529
2005	11.025641	11.191464	1.50%	369,029
2004	10.723133	11.025641	2.82%	317,539
2003*	10.000000	10.723133	7.23%	24,714

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.858981	14.593590	-1.79%	5,912,259
2010	13.635381	14.858981	8.97%	5,389,223
2009	11.649125	13.635381	17.05%	4,053,091
2008	15.437685	11.649125	-24.54%	2,161,576
2007	14.872451	15.437685	3.80%	1,862,090
2006	13.593344	14.872451	9.41%	1,366,364
2005	13.132916	13.593344	3.51%	861,297
2004	12.203108	13.132916	7.62%	463,596
2003*	10.000000	12.203108	22.03%	15,603
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.191935	15.570810	-3.84%	2,168,510
2010	14.605638	16.191935	10.86%	2,301,148
2009	11.950716	14.605638	22.22%	2,298,916
2008	17.729297	11.950716	-32.59%	1,912,568
2007	17.001173	17.729297	4.28%	1,574,411
2006	15.106544	17.001173	12.54%	925,832
2005	14.359307	15.106544	5.20%	262,657
2004	13.038300	14.359307	10.13%	183,968
2003*	10.000000	13.038300	30.38%	2,862
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.719595	13.758057	0.28%	1,442,358
2010	12.867974	13.719595	6.62%	1,397,388
2009	11.432441	12.867974	12.56%	1,153,558
2008	13.696706	11.432441	-16.53%	668,566
2007	13.170301	13.696706	4.00%	577,550
2006	12.362921	13.170301	6.53%	487,133
2005	12.042290	12.362921	2.66%	323,178
2004	11.437925	12.042290	5.28%	170,274
2003*	10.000000	11.437925	14.38%	18,165
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.738189	13.161472	-4.20%	466,857
2010	12.885329	13.738189	6.62%	574,718
2009*	10.000000	12.885329	28.85%	4,354
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.244633	20.342486	-4.25%	84,953
2010	17.133429	21.244633	24.00%	86,245
2009	12.751660	17.133429	34.36%	83,414
2008	20.427933	12.751660	-37.58%	45,377
2007	19.332334	20.427933	5.67%	30,626
2006	17.905052	19.332334	7.97%	21,368
2005	16.256166	17.905052	10.14%	18,512
2004	14.296525	16.256166	13.71%	18,996
2003*	10.000000	14.296525	42.97%	1,828

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.121033	9.944406	-1.75%	2,035,697
2010	10.301295	10.121033	-1.75%	2,037,529
2009	10.480380	10.301295	-1.71%	1,607,830
2008	10.452394	10.480380	0.27%	768,769
2007	10.152993	10.452394	2.95%	711,569
2006	9.885496	10.152993	2.71%	294,853
2005	9.799630	9.885496	0.88%	183,812
2004	9.893901	9.799630	-0.95%	50,182
2003*	10.000000	9.893901	-1.06%	34,800
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.083288	13.568081	3.71%	266,426
2010	12.041376	13.083288	8.65%	271,292
2009	9.853499	12.041376	22.20%	224,969
2008	12.125745	9.853499	-18.74%	121,711
2007	11.797281	12.125745	2.78%	94,129
2006	11.452724	11.797281	3.01%	50,630
2005	11.407467	11.452724	0.40%	33,886
2004	10.898535	11.407467	4.67%	8,694
2003*	10.000000	10.898535	8.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.050027	8.036198	-11.20%	1,044,556
2010	8.093736	9.050027	11.82%	985,664
2009	6.052492	8.093736	33.73%	1,499,012
2008*	10.000000	6.052492	-39.48%	1,605,244
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.028489	12.342202	-17.87%	0
2010	14.444525	15.028489	4.04%	0
2009	11.352016	14.444525	27.24%	0
2008	21.589059	11.352016	-47.42%	0
2007	21.396244	21.589059	0.90%	816
2006	17.790715	21.396244	20.27%	816
2005	16.197590	17.790715	9.84%	816
2004	13.738380	16.197590	17.90%	816
2003*	10.000000	13.738380	37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.626678	8.728658	-17.86%	339,160
2010	10.218016	10.626678	4.00%	319,338
2009	8.031437	10.218016	27.23%	270,200
2008	15.266276	8.031437	-47.39%	692,819
2007	15.131435	15.266276	0.89%	777,542
2006	12.581194	15.131435	20.27%	274,019
2005	11.453079	12.581194	9.85%	51,039
2004*	10.000000	11.453079	14.53%	12,421
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.054459	8.608756	-4.92%	515,213
2010	7.988688	9.054459	13.34%	526,366
2009	6.285917	7.988688	27.09%	958,399
2008*	10.000000	6.285917	-37.14%	10,425

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.700219	8.027444	-7.73%	112,507
2010	7.854021	8.700219	10.77%	137,317
2009	6.274075	7.854021	25.18%	136,800
2008*	10.000000	6.274075	-37.26%	12,252
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585284	8.998670	-6.12%	619,447
2010	7.714076	9.585284	24.26%	616,327
2009	6.196535	7.714076	24.49%	895,771
2008*	10.000000	6.196535	-38.03%	580,177
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062592	9.657332	-4.03%	591,440
2010	8.560970	10.062592	17.54%	601,843
2009	6.678536	8.560970	28.19%	888,140
2008*	10.000000	6.678536	-33.21%	1,171,386
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.189699	13.821797	-2.59%	30,715
2010	11.544128	14.189699	22.92%	38,785
2009	9.238210	11.544128	24.96%	28,215
2008	17.587905	9.238210	-47.47%	30,881
2007	16.349615	17.587905	7.57%	47,627
2006	16.157720	16.349615	1.19%	31,218
2005	15.263895	16.157720	5.86%	25,778
2004	13.727977	15.263895	11.19%	10,870
2003*	10.000000	13.727977	37.28%	956
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.771140	19.295405	-7.10%	19,889
2010	16.715464	20.771140	24.26%	22,832
2009	13.517550	16.715464	23.66%	27,747
2008	20.323216	13.517550	-33.49%	22,938
2007	22.299337	20.323216	-8.86%	22,334
2006	19.381755	22.299337	15.05%	17,786
2005	19.192160	19.381755	0.99%	14,966
2004	16.696167	19.192160	14.95%	20,664
2003*	10.000000	16.696167	66.96%	698
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.293371	18.781832	-7.45%	37,577
2010	16.526315	20.293371	22.79%	40,600
2009	12.512624	16.526315	32.08%	48,370
2008	20.659969	12.512624	-39.44%	136,633
2007	20.638995	20.659969	0.10%	113,624
2006	18.796627	20.638995	9.80%	104,574
2005	17.079751	18.796627	10.05%	32,692
2004	14.634859	17.079751	16.71%	22,781
2003*	10.000000	14.634859	46.35%	768

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.796466	13.606781	-1.37%	598,417
2010	12.402068	13.796466	11.24%	583,772
2009	10.053611	12.402068	23.36%	977,649
2008	17.525749	10.053611	-42.64%	1,213,908
2007	16.534481	17.525749	6.00%	995,030
2006	14.839520	16.534481	11.42%	412,222
2005	14.109763	14.839520	5.17%	8,386
2004	13.111059	14.109763	7.62%	5,959
2003*	10.000000	13.111059	31.11%	6,009
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.105436	9.495610	4.29%	136,314
2010	7.138633	9.105436	27.55%	188,777
2009	5.567096	7.138633	28.23%	212,464
2008*	10.000000	5.567096	-44.33%	12,966
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406354	10.357453	-0.47%	245,558
2010	10.341446	10.406354	0.63%	272,573
2009	9.826970	10.341446	5.24%	265,263
2008*	10.000000	9.826970	-1.73%	25,675
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.459684	11.581113	-13.96%	886,685
2010	12.881784	13.459684	4.49%	783,848
2009*	10.000000	12.881784	28.82%	1,185,560
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.307241	14.656457	-4.25%	399,554
2010	13.495264	15.307241	13.43%	431,706
2009	10.708491	13.495264	26.02%	375,322
2008	17.361358	10.708491	-38.32%	438,030
2007	18.145324	17.361358	-4.32%	842,114
2006	15.981000	18.145324	13.54%	457,159
2005	15.646565	15.981000	2.14%	107,315
2004	13.601345	15.646565	15.04%	44,637
2003*	10.000000	13.601345	36.01%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.229857	10.080351	-1.46%	630,104
2010	9.889402	10.229857	3.44%	575,554
2009	8.881836	9.889402	11.34%	776,221
2008	10.442362	8.881836	-14.94%	1,262,149
2007	10.145287	10.442362	2.93%	1,271,687
2006	9.909111	10.145287	2.38%	511,016
2005	9.941633	9.909111	-0.33%	85,189
2004	10.040481	9.941633	-0.98%	23,196
2003*	10.000000	10.040481	0.40%	3,302

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.939609	12.578792	-2.79%	10,939
2010	11.010583	12.939609	17.52%	17,792
2009	9.129398	11.010583	20.61%	19,250
2008	15.352476	9.129398	-40.53%	20,963
2007	15.547415	15.352476	-1.25%	20,564
2006	15.034039	15.547415	3.41%	20,717
2005	14.870180	15.034039	1.10%	14,657
2004	13.528240	14.870180	9.92%	7,112
2003*	10.000000	13.528240	35.28%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.652245	14.905135	-4.77%	48,153
2010	12.967155	15.652245	20.71%	52,482
2009	10.042218	12.967155	29.13%	67,174
2008	16.879012	10.042218	-40.50%	71,691
2007	15.965747	16.879012	5.72%	1,270,266
2006	14.291049	15.965747	11.72%	552,007
2005	13.611475	14.291049	4.99%	32,795
2004	12.229791	13.611475	11.30%	0
2003*	10.000000	12.229791	22.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.135150	12.708710	-10.09%	76,721
2010	12.437950	14.135150	13.65%	105,163
2009	9.082697	12.437950	36.94%	126,669
2008	15.497557	9.082697	-41.39%	150,235
2007	14.873968	15.497557	4.19%	160,986
2006	12.894589	14.873968	15.35%	171,349
2005	11.507127	12.894589	12.06%	105,432
2004*	10.000000	11.507127	15.07%	36,056
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.680358	19.485172	-10.13%	1,331
2010	19.071417	21.680358	13.68%	1,733
2009	13.929309	19.071417	36.92%	1,733
2008	23.760837	13.929309	-41.38%	1,973
2007	22.799883	23.760837	4.21%	5,711
2006	19.771731	22.799883	15.32%	5,711
2005	17.642303	19.771731	12.07%	5,711
2004	15.104878	17.642303	16.80%	5,711
2003*	10.000000	15.104878	51.05%	402
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.791629	2.686442	-3.77%	17,575
2010	2.486511	2.791629	12.27%	14,987
2009	2.001939	2.486511	24.21%	23,623
2008	9.535678	2.001939	-79.01%	16,590
2007*	10.000000	9.535678	-4.64%	8,296

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.974192	3.804960	-4.26%	6,912
2010	3.534524	3.974192	12.44%	8,673
2009	2.856265	3.534524	23.75%	11,441
2008	13.568598	2.856265	-78.95%	14,718
2007	13.876681	13.568598	-2.22%	24,177
2006	12.930195	13.876681	7.32%	33,325
2005	12.901188	12.930195	0.22%	28,021
2004	12.076446	12.901188	6.83%	16,095
2003*	10.000000	12.076446	20.76%	912
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.512770	14.214463	-2.06%	648,284
2010	12.752848	14.512770	13.80%	650,460
2009	10.141101	12.752848	25.75%	988,644
2008	16.818258	10.141101	-39.70%	1,094,547
2007	16.437065	16.818258	2.32%	956,504
2006	14.577583	16.437065	12.76%	494,144
2005	14.030984	14.577583	3.90%	60,397
2004	13.084249	14.030984	7.24%	24,084
2003*	10.000000	13.084249	30.84%	2,029
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.573839	19.732795	-4.09%	48,406
2010	17.016614	20.573839	20.90%	56,932
2009	12.652987	17.016614	34.49%	55,759
2008	20.773571	12.652987	-39.09%	348,365
2007	21.444172	20.773571	-3.13%	231,883
2006	19.034924	21.444172	12.66%	106,522
2005	17.657508	19.034924	7.80%	13,085
2004	15.079668	17.657508	17.09%	6,947
2003*	10.000000	15.079668	50.80%	73
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.646011	12.405808	6.52%	78,016
2010	10.837712	11.646011	7.46%	85,629
2009*	10.000000	10.837712	8.38%	36,039
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282116	11.196933	-0.76%	745,018
2010	10.916941	11.282116	3.35%	733,051
2009*	10.000000	10.916941	9.17%	676,572
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.973762	-0.26%	30,605

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.578016	11.784717	-6.31%	5,137
2010	11.192638	12.578016	12.38%	5,315
2009	8.775762	11.192638	27.54%	5,465
2008	14.570845	8.775762	-39.77%	6,866
2007	15.785091	14.570845	-7.69%	6,432
2006	13.860142	15.785091	13.89%	8,355
2005	13.405421	13.860142	3.39%	8,283
2004	12.279684	13.405421	9.17%	2,011
2003*	10.000000	12.279684	22.80%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.502307	12.652021	-18.39%	839
2010	14.340444	15.502307	8.10%	906
2009	11.711052	14.340444	22.45%	912
2008	21.267332	11.711052	-44.93%	919
2007	19.976776	21.267332	6.46%	926
2006	15.918898	19.976776	25.49%	952
2005	14.440241	15.918898	10.24%	980
2004	12.648853	14.440241	14.16%	1,010
2003*	10.000000	12.648853	26.49%	526
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.940852	12.866770	-19.28%	1,448
2010	13.431125	15.940852	18.69%	2,903
2009	8.340797	13.431125	61.03%	1,885
2008	13.482437	8.340797	-38.14%	245
2007	13.005932	13.482437	3.66%	245
2006	12.554562	13.005932	3.60%	2,573
2005	12.089308	12.554562	3.85%	2,604
2004	11.715038	12.089308	3.19%	2,631
2003*	10.000000	11.715038	17.15%	245
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512665	11.401817	8.46%	6,135
2010*	10.000000	10.512665	5.13%	782
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006698	11.398966	3.56%	99,727
2010	10.483703	11.006698	4.99%	116,735
2009	9.755312	10.483703	7.47%	136,369
2008	11.088437	9.755312	-12.02%	800,761
2007	10.727232	11.088437	3.37%	1,075,069
2006	10.542363	10.727232	1.75%	435,666
2005	10.323495	10.542363	2.12%	68,579
2004	10.096155	10.323495	2.25%	10,234
2003*	10.000000	10.096155	0.96%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.597902	20.581468	5.02%	0
2010	18.176215	19.597902	7.82%	0
2009	14.218283	18.176215	27.84%	0
2008	17.021413	14.218283	-16.47%	0
2007	16.284877	17.021413	4.52%	0
2006	14.958123	16.284877	8.87%	0
2005	13.576214	14.958123	10.18%	0
2004	12.552802	13.576214	8.15%	174
2003*	10.000000	12.552802	25.53%	177
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.126972	15.116906	-6.26%	62,130
2010	12.947558	16.126972	24.56%	61,819
2009	8.633268	12.947558	49.97%	24,620

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.742989	14.308110	4.11%	619
2010	12.413111	13.742989	10.71%	750
2009	10.508689	12.413111	18.12%	841
2008	18.054232	10.508689	-41.79%	1,010
2007	17.543710	18.054232	2.91%	2,954
2006	15.278513	17.543710	14.83%	7,214
2005	14.881685	15.278513	2.67%	7,836
2004	13.632334	14.881685	9.16%	8,519
2003*	10.000000	13.632334	36.32%	2,570
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.084830	19.807956	-10.31%	0
2010	17.774548	22.084830	24.25%	345
2009	12.694437	17.774548	40.02%	345
2008	20.130240	12.694437	-36.94%	841
2007	20.203167	20.130240	-0.36%	967
2006	18.023283	20.203167	12.09%	1,981
2005	17.220056	18.023283	4.66%	1,981
2004	14.734107	17.220056	16.87%	1,981
2003*	10.000000	14.734107	47.34%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.396085	13.596485	9.68%	9,950
2010	12.014646	12.396085	3.17%	11,457
2009	11.106590	12.014646	8.18%	18,190
2008	11.498609	11.106590	-3.41%	9,880
2007	10.700603	11.498609	7.46%	11,265
2006	10.731395	10.700603	-0.29%	17,806
2005	10.764887	10.731395	-0.31%	19,103
2004	10.365477	10.764887	3.85%	16,744
2003*	10.000000	10.365477	3.65%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.096731	14.231776	0.96%	0
2010	12.613872	14.096731	11.76%	0
2009	10.912153	12.613872	15.59%	0
2008	17.033878	10.912153	-35.94%	0
2007	17.432300	17.033878	-2.29%	0
2006	15.203635	17.432300	14.66%	0
2005	14.819911	15.203635	2.59%	0
2004	13.412628	14.819911	10.49%	0
2003*	10.000000	13.412628	34.13%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.911364	13.539412	-2.67%	297
2010	11.912745	13.911364	16.78%	0
2009	9.350585	11.912745	27.40%	0
2008	12.620144	9.350585	-25.91%	0
2007	13.179014	12.620144	-4.24%	456
2006	11.167887	13.179014	18.01%	0
2005*	10.000000	11.167887	11.68%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	263
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.555092	20.289105	-1.29%	1,395
2010	16.643625	20.555092	23.50%	1,118
2009	13.563037	16.643625	22.71%	979
2008	20.002786	13.563037	-32.19%	1,031
2007	20.516323	20.002786	-2.50%	1,060
2006	18.269183	20.516323	12.30%	1,303
2005	17.356994	18.269183	5.26%	1,108
2004	14.508790	17.356994	19.63%	2,111
2003*	10.000000	14.508790	45.09%	180
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.668947	14.631439	-0.26%	9,541
2010	13.048410	14.668947	12.42%	12,230
2009	10.547325	13.048410	23.71%	12,089
2008	17.145170	10.547325	-38.48%	11,932
2007	16.639547	17.145170	3.04%	14,148
2006	14.714741	16.639547	13.08%	14,185
2005	14.354842	14.714741	2.51%	14,800
2004	13.253320	14.354842	8.31%	14,740
2003*	10.000000	13.253320	32.53%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.833045	15.831612	6.73%	3,636
2010	13.136134	14.833045	12.92%	3,636
2009	10.949713	13.136134	19.97%	3,636
2008	15.874644	10.949713	-31.02%	4,069
2007	15.138224	15.874644	4.86%	5,439
2006	13.271692	15.138224	14.06%	6,664
2005	12.986389	13.271692	2.20%	5,682
2004	12.625572	12.986389	2.86%	2,500
2003*	10.000000	12.625572	26.26%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.281829	11.203746	-15.65%	382
2010	10.344205	13.281829	28.40%	382
2009	8.380150	10.344205	23.44%	341
2008	13.721095	8.380150	-38.93%	341
2007	15.758805	13.721095	-12.93%	341
2006	15.509010	15.758805	1.61%	341
2005	14.968748	15.509010	3.61%	341
2004	13.733890	14.968748	8.99%	341
2003*	10.000000	13.733890	37.34%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.107750	13.084441	-7.25%	0
2010	12.719010	14.107750	10.92%	0
2009	11.441022	12.719010	11.17%	0
2008	16.574035	11.441022	-30.97%	0
2007	15.403040	16.574035	7.60%	0
2006	13.553519	15.403040	13.65%	0
2005	13.578075	13.553519	-0.18%	0
2004	12.915694	13.578075	5.13%	0
2003*	10.000000	12.915694	29.16%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.288936	12.302288	0.11%	6,530
2010	11.562875	12.288936	6.28%	7,588
2009	9.804553	11.562875	17.93%	7,715
2008	10.805484	9.804553	-9.26%	8,250
2007	10.471975	10.805484	3.18%	33,968
2006	10.266398	10.471975	2.00%	35,473
2005	10.357156	10.266398	-0.88%	34,616
2004	10.213311	10.357156	1.41%	31,576
2003*	10.000000	10.213311	2.13%	19,338
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.046245	11.773339	-2.27%	0
2010	10.905056	12.046245	10.46%	0
2009	8.963395	10.905056	21.66%	0
2008	12.204072	8.963395	-26.55%	0
2007	11.469338	12.204072	6.41%	0
2006	10.663346	11.469338	7.56%	2,166
2005*	10.000000	10.663346	6.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.120556	11.749070	-3.06%	0
2010	10.801171	12.120556	12.22%	0
2009	8.560800	10.801171	26.17%	0
2008	12.979840	8.560800	-34.05%	3,390
2007	12.027039	12.979840	7.92%	3,390
2006	10.969142	12.027039	9.64%	3,390
2005*	10.000000	10.969142	9.69%	3,390
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.002147	11.447241	-4.62%	0
2010	10.551525	12.002147	13.75%	0
2009	8.195231	10.551525	28.75%	0
2008	13.505146	8.195231	-39.32%	0
2007	12.388402	13.505146	9.01%	0
2006	11.176694	12.388402	10.84%	0
2005*	10.000000	11.176694	11.77%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.555210	15.404595	-6.95%	419
2010	14.155272	16.555210	16.95%	201
2009	9.772843	14.155272	44.84%	201
2008	21.839085	9.772843	-55.25%	0
2007	15.279127	21.839085	42.93%	376
2006	13.348402	15.279127	14.46%	343
2005*	10.000000	13.348402	33.48%	924
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.596869	14.421183	-1.20%	8,261
2010	12.941302	14.596869	12.79%	12,753
2009	10.151580	12.941302	27.48%	11,107
2008	18.086735	10.151580	-43.87%	11,908
2007	18.197972	18.086735	-0.61%	22,237
2006	15.459110	18.197972	17.72%	23,127
2005	14.918610	15.459110	3.62%	23,420
2004	13.664733	14.918610	9.18%	16,882
2003*	10.000000	13.664733	36.65%	9,367
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.858393	14.579335	-1.88%	3,264
2010	12.221840	14.858393	21.57%	4,318
2009	9.730934	12.221840	25.60%	4,590
2008	18.816653	9.730934	-48.29%	4,522
2007	15.137527	18.816653	24.30%	6,535
2006	14.470999	15.137527	4.61%	7,257
2005	13.974030	14.470999	3.56%	7,241
2004	13.806339	13.974030	1.21%	4,290
2003*	10.000000	13.806339	38.06%	750
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433559	13.062768	5.06%	10,260
2010	11.778830	12.433559	5.56%	16,597
2009	10.393080	11.778830	13.33%	11,690
2008	10.968658	10.393080	-5.25%	7,837
2007	10.737961	10.968658	2.15%	15,368
2006	10.505247	10.737961	2.22%	13,218
2005	10.503682	10.505247	0.01%	6,894
2004	10.271299	10.503682	2.26%	6,334
2003*	10.000000	10.271299	2.71%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.955059	22.710878	-12.50%	5,318
2010	20.567387	25.955059	26.20%	5,356
2009	14.994381	20.567387	37.17%	4,922
2008	25.296736	14.994381	-40.73%	6,441
2007	22.348276	25.296736	13.19%	16,871
2006	20.255999	22.348276	10.33%	16,328
2005	17.486236	20.255999	15.84%	16,121
2004	14.291814	17.486236	22.35%	16,119
2003*	10.000000	14.291814	42.92%	7,836

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.162728	15.547217	-18.87%	0
2010	17.303661	19.162728	10.74%	0
2009	13.967521	17.303661	23.88%	0
2008	25.394936	13.967521	-45.00%	0
2007	22.106362	25.394936	14.88%	924
2006	19.123170	22.106362	15.60%	940
2005	16.401788	19.123170	16.59%	968
2004	14.747430	16.401788	11.22%	1,333
2003*	10.000000	14.747430	47.47%	8,014
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.848501	10.418061	-18.92%	5,459
2010	11.602372	12.848501	10.74%	5,256
2009	9.366945	11.602372	23.87%	5,256
2008	17.026073	9.366945	-44.98%	5,256
2007	14.820340	17.026073	14.88%	17,348
2006	12.815973	14.820340	15.64%	17,760
2005	10.995945	12.815973	16.55%	19,767
2004*	10.000000	10.995945	9.96%	16,439
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.077343	17.925535	-10.72%	0
2010	16.191033	20.077343	24.00%	0
2009	10.496953	16.191033	54.25%	0
2008	21.955389	10.496953	-52.19%	0
2007	21.217030	21.955389	3.48%	382
2006	18.633000	21.217030	13.87%	433
2005	18.533418	18.633000	0.54%	503
2004	16.587140	18.533418	11.73%	550
2003*	10.000000	16.587140	65.87%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.463051	11.519704	0.49%	0
2010	10.365402	11.463051	10.59%	6,440
2009	7.788371	10.365402	33.09%	9,932
2008	11.280782	7.788371	-30.96%	9,038
2007	11.078363	11.280782	1.83%	12,666
2006*	10.000000	11.078363	10.78%	10,665
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.565291	16.194475	4.04%	7,876
2010	13.144812	15.565291	18.41%	9,496
2009	11.413078	13.144812	15.17%	9,678
2008	15.951280	11.413078	-28.45%	10,258
2007	16.702536	15.951280	-4.50%	12,412
2006	14.528693	16.702536	14.96%	13,314
2005	14.311386	14.528693	1.52%	33,156
2004	13.136268	14.311386	8.95%	28,955
2003*	10.000000	13.136268	31.36%	14,118

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.480554	20.291086	-5.54%	1,132
2010	17.068056	21.480554	25.85%	1,176
2009	13.464186	17.068056	26.77%	1,533
2008	20.480506	13.464186	-34.26%	2,285
2007	21.377512	20.480506	-4.20%	3,079
2006	18.617786	21.377512	14.82%	2,698
2005	17.438799	18.617786	6.76%	2,712
2004	14.357875	17.438799	21.46%	3,083
2003*	10.000000	14.357875	43.58%	1,261
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.242930	15.066145	-17.41%	0
2010	15.816419	18.242930	15.34%	0
2009	9.334414	15.816419	69.44%	0
2008	20.095412	9.334414	-53.55%	331
2007	15.910289	20.095412	26.30%	331
2006	12.646990	15.910289	25.80%	2,022
2005*	10.000000	12.646990	26.47%	982
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.525697	17.126834	-12.29%	1,404
2010	18.350761	19.525697	6.40%	1,418
2009	13.642936	18.350761	34.51%	1,433
2008	23.314502	13.642936	-41.48%	1,451
2007	20.575821	23.314502	13.31%	3,078
2006	17.260846	20.575821	19.21%	4,170
2005	15.962062	17.260846	8.14%	4,185
2004	13.720588	15.962062	16.34%	4,201
2003*	10.000000	13.720558	37.21%	2,631
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.054310	12.321554	-12.33%	5,268
2010	13.208602	14.054310	6.40%	6,683
2009	9.808898	13.208602	34.66%	6,768
2008	16.766478	9.808898	-41.50%	8,650
2007	14.798397	16.766478	13.30%	12,046
2006	12.412578	14.798397	19.22%	11,914
2005	11.482386	12.412578	8.10%	11,365
2004*	10.000000	11.482386	14.82%	6,958
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.058119	15.630919	-2.66%	945
2010	14.303830	16.058119	12.26%	285
2009	12.278911	14.303830	16.49%	1,323
2008	11.779233	12.278911	4.24%	2,346
2007	10.809817	11.779233	8.97%	3,788
2006	9.759551	10.809817	10.76%	2,857
2005*	10.000000	9.759551	-2.40%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304278	8.945515	-13.19%	0
2010*	10.000000	10.304278	3.04%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.278617	10.969534	-2.74%	0
2010*	10.000000	11.278617	12.79%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.605139	11.480811	-8.92%	602
2010	11.817371	12.605139	6.67%	0
2009*	10.000000	11.817371	18.17%	681
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.321490	16.237268	-0.52%	0
2010	15.380173	16.321490	6.12%	0
2009	12.477840	15.380173	23.26%	0
2008	15.145534	12.477840	-17.61%	0
2007	13.993012	15.145534	8.24%	0
2006	12.911316	13.993012	8.38%	0
2005	12.217979	12.911316	5.67%	0
2004	11.494958	12.217979	6.29%	0
2003*	10.000000	11.494958	14.95%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.689987	17.071424	-8.66%	417
2010	17.883341	18.689987	4.51%	417
2009	12.478366	17.883341	43.31%	388
2008	22.830114	12.478366	-45.34%	1,364
2007	17.025367	22.830114	34.09%	388
2006	15.896255	17.025367	7.10%	2,150
2005	14.388282	15.896255	10.48%	2,150
2004	12.426582	14.388282	15.79%	2,150
2003*	10.000000	12.426582	24.27%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.597895	26.297382	-33.59%	77
2010	32.270233	39.597895	22.71%	89
2009	18.360385	32.270233	75.76%	89
2008	39.160687	18.360385	-53.12%	89
2007	31.169284	39.160687	25.64%	89
2006	21.656559	31.169284	43.93%	89
2005	16.722219	21.656559	29.51%	89
2004	14.354875	16.722219	16.49%	96
2003*	10.000000	14.354875	43.55%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.689734	14.471888	-1.48%	7,560
2010	13.344822	14.689734	10.08%	7,707
2009	9.774798	13.344822	36.52%	7,645
2008	15.803516	9.774798	-38.15%	8,090
2007	14.503959	15.803516	8.96%	11,826
2006	13.770714	14.503959	5.32%	12,906
2005	13.460591	13.770714	2.30%	12,649
2004	12.583644	13.460591	6.97%	9,381
2003*	10.000000	12.583644	25.84%	3,486

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.653081	16.269377	-2.30%	2,281
2010	15.255643	16.653081	9.16%	2,851
2009	12.693375	15.255643	20.19%	3,158
2008	19.229140	12.693375	-33.99%	5,454
2007	18.210675	19.229140	5.59%	9,593
2006	15.395861	18.210675	18.28%	7,872
2005	14.732461	15.395861	4.50%	7,664
2004	13.072099	14.732461	12.70%	6,883
2003*	10.000000	13.072099	30.72%	802
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709979	10.325388	-3.59%	255
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.046352	-9.54%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.767110	13.578667	-1.37%	2,904
2010	12.396141	13.767110	11.06%	4,321
2009*	10.000000	12.396141	23.96%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.970101	9.876964	-0.93%	6,447
2010	9.068158	9.970101	9.95%	7,623
2009	7.486222	9.068158	21.13%	11,395
2008	10.861614	7.486222	-31.08%	5,007
2007	10.427094	10.861614	4.17%	0
2006*	10.000000	10.427094	4.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656705	11.058827	3.77%	5,844
2010	10.243901	10.656705	4.03%	6,877
2009	9.306266	10.243901	10.08%	6,877
2008	10.520262	9.306266	-11.54%	9,819
2007	10.409221	10.520262	1.07%	10,290
2006*	10.000000	10.409221	4.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990536	9.783291	-10.98%	4,659
2010	10.060622	10.990536	9.24%	8,232
2009	7.238672	10.060622	38.98%	6,133
2008	12.019214	7.238672	-39.77%	5,855
2007	10.708700	12.019214	12.24%	1,263
2006*	10.000000	10.708700	7.09%	1,729
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.726409	9.099247	-6.45%	2,332
2010	8.384221	9.726409	16.01%	5,801
2009	6.155155	8.384221	36.21%	5,801
2008	11.241811	6.155155	-45.25%	5,801
2007	10.236847	11.241811	9.82%	6,753
2006*	10.000000	10.236847	2.37%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.297526	7.962252	-4.04%	3,060
2010	7.617747	8.297526	8.92%	2,597
2009	5.938710	7.617747	28.27%	2,597
2008	9.769577	5.938710	-39.21%	2,597
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.964206	16.267785	1.90%	1,498
2010	14.374149	15.964206	11.06%	1,632
2009	10.030824	14.374149	43.30%	1,649
2008	14.192415	10.030824	-29.32%	1,670
2007	14.021832	14.192415	1.22%	1,689
2006	12.915841	14.021832	8.56%	1,704
2005	12.852665	12.915841	0.49%	1,722
2004	11.893980	12.852665	8.06%	5,257
2003*	10.000000	11.893980	18.94%	221
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.860404	13.103626	1.89%	7,567
2010	11.578896	12.860404	11.07%	11,610
2009	8.075684	11.578896	43.38%	3,005
2008	11.443376	8.075684	-29.43%	3,882
2007	11.302178	11.443376	1.25%	6,770
2006	10.411135	11.302178	8.56%	6,383
2005*	10.000000	10.411135	4.11%	4,286
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.654916	7.504897	-13.29%	0
2010	7.642153	8.654916	13.25%	0
2009	5.090232	7.642153	50.13%	0
2008*	10.000000	5.090232	-49.10%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.531298	9.049793	-5.05%	0
2010	7.859069	9.531298	21.28%	0
2009	6.099785	7.859069	28.84%	0
2008*	10.000000	6.099785	-39.00%	3,538
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0

Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639496	9.135318	-5.23%	6,513
2010	8.738475	9.639496	10.31%	6,568
2009	7.170498	8.738475	21.87%	6,629
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.848044	9.440750	-4.14%	10,632
2010	9.009172	9.848044	9.31%	10,632
2009	7.526994	9.009172	19.69%	6,789
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	8,954
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.220701	10.004897	-2.11%	9,607
2010	9.550512	10.220701	7.02%	9,607
2009	8.268590	9.550512	15.50%	9,607
2008*	10.000000	8.268590	-17.31%	543
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.947201	11.415554	4.28%	0
2010	10.445512	10.947201	4.80%	0
2009	9.800405	10.445512	6.58%	0
2008*	10.000000	9.800405	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.638038	27.834924	-24.03%	0
2010	32.203559	36.638038	13.77%	0
2009	20.118140	32.203559	60.07%	0
2008	48.724248	20.118140	-58.71%	0
2007	34.194184	48.724248	42.49%	0
2006	25.556052	34.194184	33.80%	0
2005	19.675015	25.556052	29.89%	0
2004	16.644208	19.675015	18.21%	0
2003*	10.000000	16.644208	66.44%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.942915	16.671772	-24.02%	863
2010	19.291051	21.942915	13.75%	743
2009	12.051474	19.291051	60.07%	966
2008	29.141566	12.051474	-58.65%	1,639
2007	20.414905	29.141566	42.75%	2,089
2006	15.230741	20.414905	34.04%	2,558
2005	11.711869	15.230741	30.05%	3,068
2004*	10.000000	11.711869	17.12%	1,314
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.050888	12.686748	5.28%	415
2010	11.717690	12.050888	2.84%	437
2009	11.625974	11.717690	0.79%	852
2008	10.996208	11.625974	5.73%	20,543
2007	10.456077	10.996208	5.17%	20,729
2006	10.308192	10.456077	1.43%	19,571
2005	10.170039	10.308192	1.36%	15,132
2004	10.034393	10.170039	1.35%	14,350
2003*	10.000000	10.034393	0.34%	11,270
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.665647	6.771668	-11.66%	0
2010	6.911330	7.665647	10.91%	0
2009	5.439586	6.911330	27.06%	205
2008*	10.000000	5.439586	-45.60%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	0
2007	10.827926	11.624236	7.35%	546
2006*	10.000000	10.827926	8.28%	1,751
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.865953	15.903701	-5.71%	36,007
2010	14.990655	16.865953	12.51%	36,242
2009	12.006727	14.990655	24.85%	43,323
2008	19.370012	12.006727	-38.01%	33,359
2007	18.627254	19.370012	3.99%	33,357
2006	16.238229	18.627254	14.71%	37,496
2005	15.327674	16.238229	5.94%	37,498
2004	13.695527	15.327674	11.92%	27,608
2003*	10.000000	13.695527	39.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.343508	12.470780	1.03%	3,406
2010	11.876288	12.343508	3.93%	3,406
2009	11.092429	11.876288	7.07%	14,448
2008	12.025824	11.092429	-7.76%	15,425
2007	11.628004	12.025824	3.42%	17,610
2006	11.158734	11.628004	4.21%	22,537
2005	11.004575	11.158734	1.40%	21,772
2004	10.713558	11.004575	2.72%	3,098
2003*	10.000000	10.713558	7.14%	1,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.740247	14.462282	-1.89%	49,146
2010	13.540200	14.740247	8.86%	51,065
2009	11.579600	13.540200	16.93%	49,805
2008	15.361218	11.579600	-24.62%	61,488
2007	14.813939	15.361218	3.69%	230,116
2006	13.553620	14.813939	9.30%	258,061
2005	13.107851	13.553620	3.40%	285,645
2004	12.192229	13.107851	7.51%	276,377
2003*	10.000000	12.192229	21.92%	47,752
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.062594	15.430735	-3.93%	51,192
2010	14.503712	16.062594	10.75%	39,354
2009	11.879401	14.503712	22.09%	41,879
2008	17.641492	11.879401	-32.66%	42,798
2007	16.934317	17.641492	4.18%	42,107
2006	15.062418	16.934317	12.43%	42,214
2005	14.331913	15.062418	5.10%	43,956
2004	13.026688	14.331913	10.02%	44,079
2003*	10.000000	13.026688	30.27%	9,330
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.610050	13.634356	0.18%	13,430
2010	12.778219	13.610050	6.51%	13,430
2009	11.364256	12.778219	12.44%	16,091
2008	13.628897	11.364256	-16.62%	8,941
2007	13.118511	13.628897	3.89%	76,303
2006	12.326824	13.118511	6.42%	114,522
2005	12.019327	12.326824	2.56%	125,740
2004	11.427726	12.019327	5.18%	138,029
2003*	10.000000	11.427726	14.28%	53,980
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.714900	13.125810	-4.30%	17,680
2010	12.876575	13.714900	6.51%	27,683
2009*	10.000000	12.876575	28.77%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.074937	20.159477	-4.34%	397
2010	17.013868	21.074937	23.87%	1,109
2009	12.675571	17.013868	34.23%	1,207
2008	20.326795	12.675571	-37.64%	1,394
2007	19.256325	20.326795	5.56%	1,521
2006	17.852771	19.256325	7.86%	1,217
2005	16.225157	17.852771	10.03%	1,116
2004	14.283788	16.225157	13.59%	1,851
2003*	10.000000	14.283788	42.84%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.039796	9.854573	-1.84%	55,740
2010	10.229014	10.039796	-1.85%	46,431
2009	10.417445	10.229014	-1.81%	64,059
2008	10.400214	10.417445	0.17%	68,426
2007	10.112656	10.400214	2.84%	38,895
2006	9.856226	10.112656	2.60%	27,514
2005	9.780540	9.856226	0.77%	28,523
2004	9.884687	9.780540	-1.05%	30,696
2003*	10.000000	9.884687	-1.15%	8,788
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978836	13.446101	3.60%	4,225
2010	11.957409	12.978836	8.54%	6,939
2009	9.794737	11.957409	22.08%	2,905
2008	12.065711	9.794737	-18.82%	2,702
2007	11.750886	12.065711	2.68%	5,627
2006	11.419269	11.750886	2.90%	5,893
2005	11.385690	11.419269	0.29%	4,447
2004	10.888817	11.385690	4.56%	5,345
2003*	10.000000	10.888817	8.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.025504	8.006280	-11.29%	0
2010	8.080005	9.025504	11.70%	0
2009	6.048367	8.080005	33.59%	0
2008*	10.000000	6.048367	-39.52%	3,955
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.911587	12.233737	-17.96%	0
2010	14.346757	14.911587	3.94%	0
2009	11.286674	14.346757	27.11%	0
2008	21.486728	11.286674	-47.47%	180
2007	21.316653	21.486728	0.80%	180
2006	17.742531	21.316653	20.14%	180
2005	16.170138	17.742531	9.72%	180
2004	13.729071	16.170138	17.78%	180
2003*	10.000000	13.729071	37.29%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.554825	8.660822	-17.94%	3,908
2010	10.159263	10.554825	3.89%	3,908
2009	7.993388	10.159263	27.10%	3,908
2008	15.209482	7.993388	-47.44%	6,289
2007	15.090586	15.209482	0.79%	7,632
2006	12.559962	15.090586	20.15%	6,769
2005	11.445372	12.559962	9.74%	5,407
2004*	10.000000	11.445372	14.45%	1,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.029911	8.576687	-5.02%	2,924
2010	7.975139	9.029911	13.23%	2,924
2009	6.281640	7.975139	26.96%	675
2008*	10.000000	6.281640	-37.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.676601	7.997515	-7.83%	4,424
2010	7.840677	8.676601	10.66%	6,559
2009	6.269802	7.840677	25.05%	6,463
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.559284	8.965139	-6.22%	0
2010	7.700979	9.559284	24.13%	0
2009	6.192315	7.700979	24.36%	0
2008*	10.000000	6.192315	-38.08%	1,098
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.035290	9.621339	-4.12%	682
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	0
2008*	10.000000	6.673995	-33.26%	1,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076350	13.697455	-2.69%	1,300
2010	11.463564	14.076350	22.79%	1,378
2009	9.183081	11.463564	24.83%	1,432
2008	17.500830	9.183081	-47.53%	1,378
2007	16.285328	17.500830	7.46%	1,427
2006	16.110548	16.285328	1.08%	2,218
2005	15.234783	16.110548	5.75%	2,851
2004	13.715748	15.234783	11.08%	3,339
2003*	10.000000	13.715748	37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.605213	19.121810	-7.20%	971
2010	16.598802	20.605213	24.14%	986
2009	13.436896	16.598802	23.53%	1,015
2008	20.222599	13.436896	-33.56%	990
2007	22.211681	20.222599	-8.96%	1,719
2006	19.325182	22.211681	14.94%	2,680
2005	19.155578	19.325182	0.89%	2,701
2004	16.681315	19.155578	14.83%	3,428
2003*	10.000000	16.681315	66.81%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.131252	18.612848	-7.54%	1,412
2010	16.410976	20.131252	22.67%	2,337
2009	12.437959	16.410976	31.94%	2,611
2008	20.557672	12.437959	-39.50%	4,556
2007	20.557852	20.557672	0.00%	7,502
2006	18.741745	20.557852	9.69%	7,070
2005	17.047183	18.741745	9.94%	6,681
2004	14.621826	17.047183	16.59%	6,258
2003*	10.000000	14.621826	46.22%	2,666
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.686234	13.484355	-1.48%	0
2010	12.315506	13.686234	11.13%	0
2009	9.993615	12.315506	23.23%	0
2008	17.438964	9.993615	-42.69%	2,313
2007	16.469458	17.438964	5.89%	3,390
2006	14.796175	16.469458	11.31%	2,001
2005	14.082839	14.796175	5.07%	0
2004	13.099371	14.082839	7.51%	0
2003*	10.000000	13.099371	30.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.080691	9.460182	4.18%	850
2010	7.126472	9.080691	27.42%	1,895
2009	5.563279	7.126472	28.10%	2,875
2008*	10.000000	5.563279	-44.37%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.436871	11.549727	-14.04%	228
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.184938	14.524582	-4.35%	6,885
2010	13.401074	15.184938	13.31%	6,885
2009	10.644586	13.401074	25.90%	5,230
2008	17.275388	10.644586	-38.38%	5,907
2007	18.073967	17.275388	-4.42%	8,980
2006	15.934319	18.073967	13.43%	9,514
2005	15.616715	15.934319	2.03%	8,264
2004	13.589226	15.616715	14.92%	6,936
2003*	10.000000	13.589226	35.89%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.148128	9.989651	-1.56%	2,562
2010	9.820384	10.148128	3.34%	7,796
2009	8.828835	9.820384	11.23%	7,824
2008	10.390631	8.828835	-15.03%	10,441
2007	10.105358	10.390631	2.82%	20,658
2006	9.880148	10.105358	2.28%	21,961
2005	9.922647	9.880148	-0.43%	18,450
2004	10.031522	9.922647	-1.09%	18,588
2003*	10.000000	10.031522	0.32%	3,838
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.836225	12.465616	-2.89%	364
2010	10.933729	12.836225	17.40%	363
2009	9.074922	10.933729	20.48%	373
2008	15.276455	9.074922	-40.60%	357
2007	15.486280	15.276455	-1.35%	1,835
2006	14.990135	15.486280	3.31%	2,153
2005	14.841809	14.990135	1.00%	2,076
2004	13.516188	14.841809	9.81%	1,999
2003*	10.000000	13.516188	35.16%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.530501	14.774175	-4.87%	14,043
2010	12.879389	15.530501	20.58%	14,043
2009	9.984406	12.879389	29.00%	14,044
2008	16.798984	9.984406	-40.57%	14,058
2007	15.906329	16.798984	5.61%	17,965
2006	14.252324	15.906329	11.61%	16,354
2005	13.588384	14.252324	4.89%	14,069
2004	12.221487	13.588384	11.18%	14,072
2003*	10.000000	12.221487	22.21%	4,163
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.039617	12.609991	-10.18%	2,013
2010	12.366446	14.039617	13.53%	4,720
2009	9.039684	12.366446	36.80%	4,911
2008	15.439925	9.039684	-41.45%	5,384
2007	14.833818	15.439925	4.09%	6,844
2006	12.872847	14.833818	15.23%	7,468
2005	11.499389	12.872847	11.94%	5,768
2004*	10.000000	11.499389	14.99%	6,941
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.507168	19.309873	-10.22%	3,607
2010	18.938318	21.507168	13.56%	3,607
2009	13.846190	18.938318	36.78%	3,607
2008	23.643183	13.846190	-41.44%	3,607
2007	22.710241	23.643183	4.11%	4,860
2006	19.714004	22.710241	15.20%	4,860
2005	17.608662	19.714004	11.96%	5,331
2004	15.091431	17.608662	16.68%	5,331
2003*	10.000000	15.091431	50.91%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.781198	2.673688	-3.87%	1,892
2010	2.479746	2.781198	12.16%	1,892
2009	1.998532	2.479746	24.08%	1,949
2008	9.529185	1.998532	-79.03%	716
2007*	10.000000	9.529185	-4.71%	803
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.942428	3.770703	-4.36%	0
2010	3.509845	3.942428	12.32%	976
2009	2.839210	3.509845	23.62%	1,031
2008	13.501403	2.839210	-78.97%	1,084
2007	13.822109	13.501403	-2.32%	1,423
2006	12.892436	13.822109	7.21%	1,917
2005	12.876571	12.892436	0.12%	1,894
2004	12.065688	12.876571	6.72%	1,765
2003*	10.000000	12.065688	20.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.396821	14.086578	-2.15%	6,117
2010	12.663841	14.396821	13.68%	8,835
2009	10.080586	12.663841	25.63%	8,778
2008	16.734981	10.080586	-39.76%	12,393
2007	16.372426	16.734981	2.21%	14,051
2006	14.535004	16.372426	12.64%	13,825
2005	14.004211	14.535004	3.79%	11,992
2004	13.072585	14.004211	7.13%	6,806
2003*	10.000000	13.072585	30.73%	1,833
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.409488	19.555273	-4.19%	686
2010	16.897853	20.409488	20.78%	686
2009	12.577491	16.897853	34.35%	686
2008	20.670727	12.577491	-39.15%	1,367
2007	21.359870	20.670727	-3.23%	1,854
2006	18.979349	21.359870	12.54%	1,608
2005	17.623824	18.979349	7.69%	686
2004	15.066242	17.623824	16.98%	1,394
2003*	10.000000	15.066242	50.66%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.626247	12.372183	6.42%	4,528
2010	10.830339	11.626247	7.35%	3,981
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.262962	11.166580	-0.86%	330
2010	10.909511	11.262962	3.24%	382
2009*	10.000000	10.909511	9.10%	104
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.967028	-0.33%	423

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480136	11.681125	-6.40%	1,398
2010	11.116845	12.480136	12.26%	1,402
2009	8.725219	11.116845	27.41%	1,462
2008	14.501740	8.725219	-39.83%	2,491
2007	15.726340	14.501740	-7.79%	2,422
2006	13.822597	15.726340	13.77%	2,498
2005	13.382696	13.822597	3.29%	2,495
2004	12.271349	13.382696	9.06%	0
2003*	10.000000	12.271349	22.71%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.381731	12.540849	-18.47%	0
2010	14.243374	15.381731	7.99%	0
2009	11.643640	14.243374	22.33%	0
2008	21.166526	11.643640	-44.99%	315
2007	19.902453	21.166526	6.35%	315
2006	15.875772	19.902453	25.36%	315
2005	14.415757	15.875772	10.13%	315
2004	12.640252	14.415757	14.05%	315
2003*	10.000000	12.640252	26.40%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.816854	12.753699	-19.37%	0
2010	13.340219	15.816854	18.57%	0
2009	8.292772	13.340219	60.87%	0
2008	13.418513	8.292772	-38.20%	0
2007	12.957523	13.418513	3.56%	0
2006	12.520549	12.957523	3.49%	0
2005	12.068798	12.520549	3.74%	0
2004	11.707077	12.068798	3.09%	0
2003*	10.000000	11.707077	17.07%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.921086	11.298831	3.46%	0
2010	10.412737	10.921086	4.88%	0
2009	9.699151	10.412737	7.36%	0
2008	11.035849	9.699151	-12.11%	2,153
2007	10.687295	11.035849	3.26%	5,095
2006	10.513789	10.687295	1.65%	3,280
2005	10.305973	10.513789	2.02%	1,132
2004	10.089289	10.305973	2.15%	1,132
2003*	10.000000	10.089289	0.89%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.438922	20.393775	4.91%	0
2010	18.047123	19.438922	7.71%	0
2009	14.131677	18.047123	27.71%	0
2008	16.934984	14.131677	-16.55%	0
2007	16.218791	16.934984	4.42%	0
2006	14.912555	16.218791	8.76%	0
2005	13.548609	14.912555	10.07%	0
2004	12.540033	13.548609	8.04%	0
2003*	10.000000	12.540033	25.40%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.026653	15.007617	-6.36%	264
2010	12.880121	16.026653	24.43%	0
2009	8.597067	12.880121	49.82%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633077	14.179258	4.01%	3,532
2010	12.326389	13.633077	10.60%	4,737
2009	10.445924	12.326389	18.00%	4,770
2008	17.964756	10.445924	-41.85%	5,207
2007	17.474675	17.964756	2.80%	6,122
2006	15.233868	17.474675	14.71%	6,422
2005	14.853284	15.233868	2.56%	7,985
2004	13.620181	14.853284	9.05%	9,356
2003*	10.000000	13.620181	36.20%	1,494
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.908237	19.629588	-10.40%	33,651
2010	17.650383	21.908237	24.12%	37,839
2009	12.618626	17.650383	39.88%	27,876
2008	20.030494	12.618626	-37.00%	5,823
2007	20.123674	20.030494	-0.46%	5,928
2006	17.970616	20.123674	11.98%	9,723
2005	17.187195	17.970616	4.56%	9,834
2004	14.720983	17.187195	16.75%	9,198
2003*	10.000000	14.720983	47.21%	5,259
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295411	13.472357	9.57%	205,329
2010	11.929218	12.295411	3.07%	194,944
2009	11.038864	11.929218	8.07%	142,665
2008	11.440148	11.038864	-3.51%	83,602
2007	10.657116	11.440148	7.35%	68,304
2006	10.698655	10.657116	-0.39%	85,717
2005	10.742961	10.698655	-0.41%	64,811
2004	10.354917	10.742961	3.75%	28,486
2003*	10.000000	10.354917	3.55%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983990	14.103600	0.86%	0
2010	12.525743	13.983990	11.64%	0
2009	10.846969	12.525743	15.48%	0
2008	16.949441	10.846969	-36.00%	0
2007	17.363685	16.949441	-2.39%	0
2006	15.159191	17.363685	14.54%	525
2005	14.791613	15.159191	2.49%	553
2004	13.400667	14.791613	10.38%	2,031
2003*	10.000000	13.400667	34.01%	609
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.831236	13.447730	-2.77%	45,876
2010	11.856213	13.831236	16.66%	48,567
2009	9.315701	11.856213	27.27%	46,326
2008	12.585912	9.315701	-25.98%	30,306
2007	13.156741	12.585912	-4.34%	37,326
2006	11.160354	13.156741	17.89%	21,219
2005*	10.000000	11.160354	11.60%	3,355

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934953	12.221543	-5.52%	308,155
2010	12.018891	12.934953	7.62%	227,374
2009*	10.000000	12.018891	20.19%	61,958
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.390739	20.106417	-1.39%	47,738
2010	16.527358	20.390739	23.38%	52,819
2009	13.482033	16.527358	22.59%	41,984
2008	19.903666	13.482033	-32.26%	37,727
2007	20.435589	19.903666	-2.60%	15,237
2006	18.215806	20.435589	12.19%	22,501
2005	17.323874	18.215806	5.15%	12,187
2004	14.495863	17.323874	19.51%	20,834
2003*	10.000000	14.495863	44.96%	1,253
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.551624	14.499648	-0.36%	38,469
2010	12.957235	14.551624	12.31%	40,860
2009	10.484318	12.957235	23.59%	36,299
2008	17.060175	10.484318	-38.55%	21,093
2007	16.574042	17.060175	2.93%	23,617
2006	14.671716	16.574042	12.97%	27,140
2005	14.327417	14.671716	2.40%	27,038
2004	13.241492	14.327417	8.20%	24,233
2003*	10.000000	13.241492	32.41%	1,655
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.714455	15.689093	6.62%	41,351
2010	13.044385	14.714455	12.80%	36,067
2009	10.884321	13.044385	19.85%	35,161
2008	15.795961	10.884321	-31.09%	20,281
2007	15.078643	15.795961	4.76%	13,518
2006	13.232899	15.078643	13.95%	59,470
2005	12.961593	13.232899	2.09%	15,609
2004	12.614318	12.961593	2.75%	3,803
2003*	10.000000	12.614318	26.14%	874
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.175601	11.102817	-15.73%	2,358
2010	10.271918	13.175601	28.27%	3,631
2009	8.330082	10.271918	23.31%	2,598
2008	13.653059	8.330082	-38.99%	2,797
2007	15.696762	13.653059	-13.02%	2,797
2006	15.463665	15.696762	1.51%	3,202
2005	14.940160	15.463665	3.50%	3,202
2004	13.721639	14.940160	8.88%	6,261
2003*	10.000000	13.721639	37.22%	1,089

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.994934	12.966617	-7.35%	0
2010	12.630154	13.994934	10.81%	0
2009	11.372684	12.630154	11.06%	0
2008	16.491882	11.372684	-31.04%	0
2007	15.342410	16.491882	7.49%	0
2006	13.513893	15.342410	13.53%	0
2005	13.552134	13.513893	-0.28%	0
2004	12.904162	13.552134	5.02%	0
2003*	10.000000	12.904162	29.04%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.190654	12.191501	0.01%	9,275
2010	11.482091	12.190654	6.17%	13,984
2009	9.745985	11.482091	17.81%	24,399
2008	10.751903	9.745985	-9.36%	24,789
2007	10.430737	10.751903	3.08%	36,002
2006	10.236368	10.430737	1.90%	32,780
2005	10.337354	10.236368	-0.98%	27,617
2004	10.204194	10.337354	1.30%	15,036
2003*	10.000000	10.204194	2.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.976883	11.693642	-2.36%	18,698
2010	10.853307	11.976883	10.35%	17,116
2009	8.929952	10.853307	21.54%	11,311
2008	12.170952	8.929952	-26.63%	4,965
2007	11.449951	12.170952	6.30%	5,282
2006	10.656145	11.449951	7.45%	5,557
2005*	10.000000	10.656145	6.56%	2,344
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.050735	11.669522	-3.16%	88,614
2010	10.749898	12.050735	12.10%	122,903
2009	8.528856	10.749898	26.04%	114,517
2008	12.944625	8.528856	-34.11%	58,752
2007	12.006703	12.944625	7.81%	43,282
2006	10.961738	12.006703	9.53%	7,701
2005*	10.000000	10.961738	9.62%	2,936
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.933033	11.369757	-4.72%	8,587
2010	10.501446	11.933033	13.63%	8,776
2009	8.164651	10.501446	28.62%	2,464
2008	13.468509	8.164651	-39.38%	2,681
2007	12.367469	13.468509	8.90%	2,867
2006	11.169149	12.367469	10.73%	3,016
2005*	10.000000	11.169149	11.69%	1,283

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.459815	15.300242	-7.04%	35,631
2010	14.088047	16.459815	16.84%	41,993
2009	9.736367	14.088047	44.70%	47,131
2008	21.779859	9.736367	-55.30%	64,559
2007	15.253319	21.779859	42.79%	65,004
2006	13.339408	15.253319	14.35%	47,254
2005*	10.000000	13.339408	33.39%	48,937
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.480127	14.291310	-1.30%	77,454
2010	12.850889	14.480127	12.68%	84,368
2009	10.090937	12.850889	27.35%	80,108
2008	17.997091	10.090937	-43.93%	68,808
2007	18.126350	17.997091	-0.71%	66,544
2006	15.413918	18.126350	17.60%	55,442
2005	14.890118	15.413918	3.52%	28,387
2004	13.652543	14.890118	9.06%	13,159
2003*	10.000000	13.652543	36.53%	1,622
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.739601	14.448071	-1.98%	33,185
2010	12.136474	14.739601	21.45%	38,603
2009	9.672824	12.136474	25.47%	32,287
2008	18.723429	9.672824	-48.34%	35,337
2007	15.077970	18.723429	24.18%	34,209
2006	14.428718	15.077970	4.50%	17,339
2005	13.947355	14.428718	3.45%	20,759
2004	13.794032	13.947355	1.11%	15,963
2003*	10.000000	13.794032	37.94%	4,243
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334105	12.945119	4.95%	314,096
2010	11.696525	12.334105	5.45%	318,532
2009	10.330978	11.696525	13.22%	401,740
2008	10.914247	10.330978	-5.34%	347,228
2007	10.695648	10.914247	2.04%	368,975
2006	10.474496	10.695648	2.11%	183,995
2005	10.483602	10.474496	-0.09%	29,382
2004	10.262112	10.483602	2.16%	5,621
2003*	10.000000	10.262112	2.62%	988
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.747562	22.506390	-12.59%	79,795
2010	20.423747	25.747562	26.07%	86,768
2009	14.904845	20.423747	37.03%	92,687
2008	25.171396	14.904845	-40.79%	91,004
2007	22.260345	25.171396	13.08%	85,383
2006	20.196810	22.260345	10.22%	85,747
2005	17.452852	20.196810	15.72%	96,070
2004	14.279064	17.452852	22.23%	27,615
2003*	10.000000	14.279064	42.79%	4,781

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.009475	15.407177	-18.95%	1,810
2010	17.182770	19.009475	10.63%	1,855
2009	13.884102	17.182770	23.76%	1,903
2008	25.269098	13.884102	-45.06%	2,433
2007	22.019372	25.269098	14.76%	2,433
2006	19.067291	22.019372	15.48%	2,433
2005	16.370488	19.067291	16.47%	2,434
2004	14.734289	16.370488	11.10%	4,031
2003*	10.000000	14.734289	47.34%	1,058
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.761543	10.337011	-19.00%	42,190
2010	11.535584	12.761543	10.63%	41,563
2009	9.322533	11.535584	23.74%	40,605
2008	16.962678	9.322533	-45.04%	35,488
2007	14.780294	16.962678	14.77%	37,616
2006	12.794338	14.780294	15.52%	38,495
2005	10.988531	12.794338	16.43%	47,533
2004*	10.000000	10.988531	9.89%	3,561
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.916759	17.764050	-10.81%	7,920
2010	16.077894	19.916759	23.88%	15,152
2009	10.434236	16.077894	54.09%	16,128
2008	21.846573	10.434236	-52.24%	7,137
2007	21.133526	21.846573	3.37%	7,528
2006	18.578540	21.133526	13.75%	11,072
2005	18.498039	18.578540	0.44%	13,446
2004	16.572366	18.498039	11.62%	8,229
2003*	10.000000	16.572366	65.72%	2,283
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.408652	11.453388	0.39%	75,223
2010	10.326718	11.408652	10.48%	94,802
2009	7.767215	10.326718	32.95%	98,759
2008	11.261623	7.767215	-31.03%	82,162
2007	11.070887	11.261623	1.72%	69,905
2006*	10.000000	11.070887	10.71%	33,185
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.440812	16.048634	3.94%	45,400
2010	13.052968	15.440812	18.29%	48,489
2009	11.344899	13.052968	15.06%	51,517
2008	15.872203	11.344899	-28.52%	53,607
2007	16.636787	15.872203	-4.60%	59,793
2006	14.486224	16.636787	14.85%	68,362
2005	14.284062	14.486224	1.42%	69,626
2004	13.124559	14.284062	8.83%	27,110
2003*	10.000000	13.124559	31.25%	2,250

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.308778	20.108351	-5.63%	74,716
2010	16.948821	21.308778	25.72%	86,101
2009	13.383779	16.948821	26.64%	125,739
2008	20.379018	13.383779	-34.33%	45,241
2007	21.293406	20.379018	-4.29%	41,437
2006	18.563394	21.293406	14.71%	26,128
2005	17.405526	18.563394	6.65%	16,437
2004	14.345083	17.405526	21.33%	22,446
2003*	10.000000	14.345083	43.45%	1,784
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.069547	8.755911	-3.46%	12,107
2010	8.389555	9.069547	8.11%	15,129
2009	6.569115	8.389555	27.71%	3,039
2008*	10.000000	6.569115	-34.31%	255
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.137880	14.964145	-17.50%	42,719
2010	15.741349	18.137880	15.22%	53,291
2009	9.299580	15.741349	69.27%	59,742
2008	20.040896	9.299580	-53.60%	58,840
2007	15.883394	20.040896	26.18%	72,928
2006	12.638452	15.883394	25.68%	113,797
2005*	10.000000	12.638452	26.38%	54,548
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.369591	16.972621	-12.37%	2,273
2010	18.222589	19.369591	6.29%	4,080
2009	13.561455	18.222589	34.37%	2,946
2008	23.198948	13.561455	-41.54%	2,989
2007	20.494837	23.198948	13.19%	4,339
2006	17.210388	20.494837	19.08%	5,393
2005	15.931585	17.210388	8.03%	5,469
2004	13.708346	15.931585	16.22%	7,517
2003*	10.000000	13.708346	37.08%	3,976
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.959209	12.225714	-12.42%	76,597
2010	13.132584	13.959209	6.29%	82,407
2009	9.762388	13.132584	34.52%	91,280
2008	16.704028	9.762388	-41.56%	294,578
2007	14.758392	16.704028	13.18%	210,455
2006	12.391616	14.758392	19.10%	135,311
2005	11.474649	12.391616	7.99%	36,847
2004*	10.000000	11.474649	14.75%	13,565
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.965661	15.525114	-2.76%	20,370
2010	14.235969	15.965661	12.15%	20,142
2009	12.233112	14.235969	16.37%	18,824
2008	11.747267	12.233112	4.14%	21,461
2007	10.791538	11.747267	8.86%	30,035
2006	9.752951	10.791538	10.65%	14,469
2005*	10.000000	9.752951	-2.47%	1,580

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302551	8.934918	-13.27%	819
2010*	10.000000	10.302551	3.03%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.276729	10.956550	-2.84%	2,370
2010*	10.000000	11.276729	12.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583734	11.449652	-9.01%	140,233
2010	11.809328	12.583734	6.56%	162,380
2009*	10.000000	11.809328	18.09%	30,167
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.191014	16.091081	-0.62%	10,550
2010	15.272769	16.191014	6.01%	10,682
2009	12.403331	15.272769	23.13%	11,725
2008	15.070472	12.403331	-17.70%	11,591
2007	13.937940	15.070472	8.13%	11,827
2006	12.873580	13.937940	8.27%	14,637
2005	12.194655	12.873580	5.57%	14,761
2004	11.484704	12.194655	6.18%	14,918
2003*	10.000000	11.484704	14.85%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.540512	16.917674	-8.75%	44,282
2010	17.758387	18.540512	4.40%	47,959
2009	12.403817	17.758387	43.17%	43,169
2008	22.716955	12.403817	-45.40%	32,652
2007	16.958344	22.716955	33.96%	8,409
2006	15.849789	16.958344	6.99%	2,134
2005	14.360798	15.849789	10.37%	1,096
2004	12.415484	14.360798	15.67%	1,137
2003*	10.000000	12.415484	24.15%	2,222
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	39.281295	26.060546	-33.66%	1,123
2010	32.044817	39.281295	22.58%	1,167
2009	18.250720	32.044817	75.58%	1,215
2008	38.966658	18.250720	-53.16%	1,737
2007	31.046642	38.966658	25.51%	1,737
2006	21.593269	31.046642	43.78%	1,737
2005	16.690295	21.593269	29.38%	1,737
2004	14.342071	16.690295	16.37%	3,993
2003*	10.000000	14.342071	43.42%	208

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.572257	14.341560	-1.58%	4,964
2010	13.251577	14.572257	9.97%	6,938
2009	9.716395	13.251577	36.38%	7,709
2008	15.725168	9.716395	-38.21%	7,440
2007	14.446858	15.725168	8.85%	15,650
2006	13.730460	14.446858	5.22%	17,191
2005	13.434891	13.730460	2.20%	12,306
2004	12.572420	13.434891	6.86%	12,454
2003*	10.000000	12.572420	25.72%	841
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.519974	16.122926	-2.40%	195,056
2010	15.149121	16.519974	9.05%	213,845
2009	12.617582	15.149121	20.06%	241,409
2008	19.133862	12.617582	-34.06%	66,904
2007	18.139026	19.133862	5.48%	40,982
2006	15.350871	18.139026	18.16%	15,426
2005	14.704343	15.350871	4.40%	9,145
2004	13.060441	14.704343	12.59%	3,323
2003*	10.000000	13.060441	30.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702750	10.307925	-3.69%	16,479
2010*	10.000000	10.702750	7.03%	11,686
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.040233	-9.60%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.743741	13.541825	-1.47%	56,033
2010	12.387724	13.743741	10.95%	70,669
2009*	10.000000	12.387724	23.88%	3,894
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.922759	9.820076	-1.03%	2,675,365
2010	9.034298	9.922759	9.83%	2,779,534
2009	7.465869	9.034298	21.01%	2,276,035
2008	10.843154	7.465869	-31.15%	909,202
2007	10.420045	10.843154	4.06%	611,294
2006*	10.000000	10.420045	4.20%	273,333
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.606108	10.995134	3.67%	490,207
2010	10.205658	10.606108	3.92%	518,605
2009	9.280979	10.205658	9.96%	411,257
2008	10.502388	9.280979	-11.63%	136,440
2007	10.402195	10.502388	0.96%	55,980
2006*	10.000000	10.402195	4.02%	8,941

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938302	9.726901	-11.07%	106,719
2010	10.023020	10.938302	9.13%	111,524
2009	7.218983	10.023020	38.84%	103,159
2008	11.998783	7.218983	-39.84%	77,144
2007	10.701461	11.998783	12.12%	54,069
2006*	10.000000	10.701461	7.01%	82,185
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.680230	9.046835	-6.54%	205,983
2010	8.352911	9.680230	15.89%	213,486
2009	6.138425	8.352911	36.08%	211,761
2008	11.222723	6.138425	-45.30%	192,309
2007	10.229939	11.222723	9.70%	129,053
2006*	10.000000	10.229939	2.30%	60,912
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.266547	7.924459	-4.14%	673,661
2010	7.597040	8.266547	8.81%	694,188
2009	5.928601	7.597040	28.14%	512,387
2008	9.762924	5.928601	-39.27%	145,668
2007*	10.000000	9.762924	-2.37%	25,425
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.836568	16.121321	1.80%	156
2010	14.273771	15.836568	10.95%	519
2009	9.970928	14.273771	43.15%	519
2008	14.122069	9.970928	-29.39%	1,011
2007	13.966646	14.122069	1.11%	2,387
2006	12.878087	13.966646	8.45%	3,078
2005	12.828129	12.878087	0.39%	3,136
2004	11.883363	12.828129	7.95%	9,775
2003*	10.000000	11.883363	18.83%	863
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.786356	13.014944	1.79%	20,551
2010	11.523960	12.786356	10.95%	16,552
2009	8.045559	11.523960	43.23%	22,911
2008	11.412324	8.045559	-29.50%	10,753
2007	11.283062	11.412324	1.15%	17,123
2006	10.404099	11.283062	8.45%	16,166
2005*	10.000000	10.404099	4.04%	16,586
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.631396	7.476887	-13.38%	69,096
2010	7.629139	8.631396	13.14%	80,442
2009	5.086752	7.629139	49.98%	76,292
2008*	10.000000	5.086752	-49.13%	3,407
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.505383	9.016009	-5.15%	194,575
2010	7.845689	9.505383	21.15%	206,080
2009	6.095623	7.845689	28.71%	365,936
2008*	10.000000	6.095623	-39.04%	424,423

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.037008	8.295902	-8.20%	86,278
2010	8.017520	9.037008	12.72%	82,214
2009	6.329119	8.017520	26.68%	41,786
2008*	10.000000	6.329119	-36.71%	20,662
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.027838	9.700454	-3.26%	728,994
2010	9.263244	10.027838	8.25%	742,404
2009	7.884632	9.263244	17.48%	341,445
2008*	10.000000	7.884632	-21.15%	27,806
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.613325	9.101244	-5.33%	2,213,230
2010	8.723627	9.613325	10.20%	2,155,932
2009	7.165610	8.723627	21.74%	1,086,700
2008*	10.000000	7.165610	-28.34%	77,157
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.478811	10.419919	-0.56%	245,159
2010	10.006663	10.478811	4.72%	222,203
2009	9.029915	10.006663	10.82%	207,213
2008*	10.000000	9.029915	-9.70%	37,588
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.821305	9.405547	-4.23%	1,729,438
2010	8.993867	9.821305	9.20%	1,835,127
2009	7.521865	8.993867	19.57%	1,164,041
2008*	10.000000	7.521865	-24.78%	237,532
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.382225	8.769858	-6.53%	500,481
2010	8.444619	9.382225	11.10%	570,508
2009	6.804125	8.444619	24.11%	327,556
2008*	10.000000	6.804125	-31.96%	183,752
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192952	9.967594	-2.21%	398,990
2010	9.534297	10.192952	6.91%	399,757
2009	8.262967	9.534297	15.39%	257,940
2008*	10.000000	8.262967	-17.37%	19,468
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.917498	11.373008	4.17%	98,158
2010	10.427791	10.917498	4.70%	106,328
2009	9.793750	10.427791	6.47%	154,322
2008*	10.000000	9.793750	-2.06%	3,146
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.859763	12.332403	3.99%	20,561
2010	11.187800	11.859763	6.01%	27,873
2009	9.799538	11.187800	14.17%	32,150
2008*	10.000000	9.799538	-2.00%	17,302

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.345122	27.584275	-24.10%	958
2010	31.978626	36.345122	13.65%	996
2009	19.997995	31.978626	59.91%	1,036
2008	48.482892	19.997995	-58.75%	1,480
2007	34.059656	48.482892	42.35%	1,480
2006	25.481383	34.059656	33.66%	1,480
2005	19.637463	25.481383	29.76%	1,480
2004	16.629376	19.637463	18.09%	4,143
2003*	10.000000	16.629376	66.29%	1,055
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.794414	16.542088	-24.10%	35,429
2010	19.180025	21.794414	13.63%	40,889
2009	11.994322	19.180025	59.91%	43,158
2008	29.033083	11.994322	-58.69%	47,203
2007	20.359741	29.033083	42.60%	59,898
2006	15.205039	20.359741	33.90%	98,525
2005	11.703984	15.205039	29.91%	54,783
2004*	10.000000	11.703984	17.04%	25,614
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.954538	12.572529	5.17%	185,872
2010	11.635860	11.954538	2.74%	205,304
2009	11.556553	11.635860	0.69%	324,511
2008	10.941692	11.556553	5.62%	387,368
2007	10.414910	10.941692	5.06%	311,378
2006	10.278047	10.414910	1.33%	164,957
2005	10.150616	10.278047	1.26%	13,505
2004	10.025426	10.150616	1.25%	595
2003*	10.000000	10.025426	0.25%	1,881
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.644830	6.746396	-11.75%	51,197
2010	6.899575	7.644830	10.80%	47,836
2009	5.435866	6.899575	26.93%	45,755
2008*	10.000000	5.435866	-45.64%	17,616
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.598280	7.347534	-14.55%	30,540
2010	8.165074	8.598280	5.31%	30,441
2009	6.475014	8.165074	26.10%	27,043
2008	11.604467	6.475014	-44.20%	33,756
2007	10.820602	11.604467	7.24%	53,950
2006*	10.000000	10.820602	8.21%	96,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.731092	15.760488	-5.80%	118,428
2010	14.885937	16.731092	12.40%	129,540
2009	11.935003	14.885937	24.73%	160,339
2008	19.273993	11.935003	-38.08%	110,602
2007	18.553909	19.273993	3.88%	129,761
2006	16.190743	18.553909	14.60%	115,871
2005	15.298388	16.190743	5.83%	122,907
2004	13.683298	15.298388	11.80%	101,963
2003*	10.000000	13.683298	36.83%	1,745

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.369869	12.236480	-1.08%	242,185
2010	11.488255	12.369869	7.67%	257,619
2009*	10.000000	11.488255	14.88%	121,031
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.231289	12.852412	-2.86%	830,376
2010	12.045182	13.231289	9.85%	666,811
2009*	10.000000	12.045182	20.45%	382,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.244822	12.358508	0.93%	177,442
2010	11.793354	12.244822	3.83%	192,338
2009	11.026204	11.793354	6.96%	193,441
2008	11.966235	11.026204	-7.86%	118,704
2007	11.582248	11.966235	3.32%	57,316
2006	11.126126	11.582248	4.10%	81,227
2005	10.983569	11.126126	1.30%	40,493
2004	10.704003	10.983569	2.61%	17,325
2003*	10.000000	10.704003	7.04%	7,707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.622383	14.332048	-1.99%	1,183,613
2010	13.445621	14.622383	8.75%	1,237,342
2009	11.510438	13.445621	16.81%	1,180,213
2008	15.285064	11.510438	-24.69%	810,297
2007	14.755622	15.285064	3.59%	817,947
2006	13.513991	14.755622	9.19%	689,961
2005	13.082811	13.513991	3.30%	515,805
2004	12.181349	13.082811	7.40%	350,472
2003*	10.000000	12.181349	21.81%	24,604
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.934161	15.291798	-4.03%	638,474
2010	14.402396	15.934161	10.64%	684,574
2009	11.808455	14.402396	21.97%	720,183
2008	17.554065	11.808455	-32.73%	711,256
2007	16.867668	17.554065	4.07%	721,492
2006	15.018394	16.867668	12.31%	614,671
2005	14.304552	15.018394	4.99%	311,041
2004	13.015066	14.304552	9.91%	178,995
2003*	10.000000	13.015066	30.15%	15,683
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.501187	13.511552	0.08%	299,988
2010	12.688935	13.501187	6.40%	265,653
2009	11.296366	12.688935	12.33%	356,441
2008	13.561316	11.296366	-16.70%	274,175
2007	13.066840	13.561316	3.78%	217,824
2006	12.290759	13.066840	6.31%	255,984
2005	11.996352	12.290759	2.45%	134,620
2004	11.417528	11.996352	5.07%	66,997
2003*	10.000000	11.417528	14.18%	9,177

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.691636	13.090219	-4.39%	169,976
2010	12.867835	13.691636	6.40%	181,702
2009*	10.000000	12.867835	28.68%	1,035
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.906373	19.977903	-4.44%	45,863
2010	16.894982	20.906373	23.74%	47,610
2009	12.599854	16.894982	34.09%	48,841
2008	20.226044	12.599854	-37.70%	46,127
2007	19.180528	20.226044	5.45%	36,869
2006	17.800600	19.180528	7.75%	28,882
2005	16.194190	17.800600	9.92%	25,070
2004	14.271063	16.194190	13.48%	12,489
2003*	10.000000	14.271063	42.71%	2,541
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959114	9.765449	-1.94%	447,029
2010	10.157162	9.959114	-1.95%	537,304
2009	10.354819	10.157162	-1.91%	420,237
2008	10.348233	10.354819	0.06%	539,936
2007	10.072432	10.348233	2.74%	573,571
2006	9.827008	10.072432	2.50%	144,635
2005	9.761463	9.827008	0.67%	94,204
2004	9.875470	9.761463	-1.15%	44,108
2003*	10.000000	9.875470	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.875031	13.325004	3.49%	83,143
2010	11.873865	12.875031	8.43%	82,785
2009	9.736227	11.873865	21.96%	69,947
2008	12.005886	9.736227	-18.90%	52,876
2007	11.704613	12.005886	2.57%	53,704
2006	11.385869	11.704613	2.80%	27,617
2005	11.363940	11.385869	0.19%	13,913
2004	10.879096	11.363940	4.46%	7,893
2003*	10.000000	10.879096	8.79%	280
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000995	7.976413	-11.38%	216,485
2010	8.066282	9.000995	11.59%	228,428
2009	6.044248	8.066282	33.45%	355,123
2008*	10.000000	6.044248	-39.56%	371,068
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.795477	12.126122	-18.04%	723
2010	14.249548	14.795477	3.83%	723
2009	11.221641	14.249548	26.98%	723
2008	21.384785	11.221641	-47.53%	723
2007	21.237273	21.384785	0.69%	723
2006	17.694429	21.237273	20.02%	1,453
2005	16.142684	17.694429	9.61%	1,475
2004	13.719727	16.142684	17.66%	1,691
2003*	10.000000	13.719727	37.20%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.483392	8.593441	-18.03%	83,286
2010	10.100781	10.483392	3.79%	79,648
2009	7.955492	10.100781	26.97%	74,482
2008	15.152857	7.955492	-47.50%	173,671
2007	15.049828	15.152857	0.68%	205,876
2006	12.538773	15.049828	20.03%	129,303
2005	11.437668	12.538773	9.63%	49,292
2004*	10.000000	11.437668	14.38%	11,186
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005380	8.544698	-5.12%	128,184
2010	7.961577	9.005380	13.11%	156,921
2009	6.277357	7.961577	26.83%	231,880
2008*	10.000000	6.277357	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.653032	7.967675	-7.92%	72,348
2010	7.827338	8.653032	10.55%	93,919
2009	6.265525	7.827338	24.93%	95,714
2008*	10.000000	6.265525	-37.34%	791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.533309	8.931698	-6.31%	156,001
2010	7.687878	9.533309	24.00%	162,505
2009	6.188086	7.687878	24.24%	231,465
2008*	10.000000	6.188086	-38.12%	136,281
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.008039	9.585454	-4.22%	149,132
2010	8.531911	10.008039	17.30%	171,344
2009	6.669444	8.531911	27.93%	247,450
2008*	10.000000	6.669444	-33.31%	269,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.963762	13.574086	-2.79%	12,496
2010	11.383451	13.963762	22.67%	12,087
2009	9.128209	11.383451	24.71%	16,523
2008	17.414054	9.128209	-47.58%	17,873
2007	16.221203	17.414054	7.35%	21,406
2006	16.063452	16.221203	0.98%	24,486
2005	15.205697	16.063452	5.64%	38,785
2004	13.703517	15.205697	10.96%	22,213
2003*	10.000000	13.703517	37.04%	920
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.440477	18.949634	-7.29%	15,401
2010	16.482865	20.440477	24.01%	23,320
2009	13.356635	16.482865	23.41%	23,639
2008	20.122351	13.356635	-33.62%	26,386
2007	22.124258	20.122351	-9.05%	14,842
2006	19.268704	22.124258	14.82%	21,725
2005	19.119017	19.268704	0.78%	30,149
2004	16.666453	19.119017	14.72%	23,170
2003*	10.000000	16.666453	66.66%	2,552

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.970280	18.445249	-7.64%	15,475
2010	16.296331	19.970280	22.54%	16,053
2009	12.363666	16.296331	31.81%	16,087
2008	20.455785	12.363666	-39.56%	49,476
2007	20.476947	20.455785	-0.10%	40,048
2006	18.686979	20.476947	9.58%	33,775
2005	17.014645	18.686979	9.83%	10,287
2004	14.608788	17.014645	16.47%	15,771
2003*	10.000000	14.608788	46.09%	3,424
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.576782	13.362918	-1.58%	130,407
2010	12.229463	13.576782	11.02%	140,869
2009	9.933923	12.229463	23.11%	230,032
2008	17.352525	9.933923	-42.75%	282,218
2007	16.404635	17.352525	5.78%	239,947
2006	14.752925	16.404635	11.20%	139,391
2005	14.055950	14.752925	4.96%	548
2004	13.087692	14.055950	7.40%	0
2003*	10.000000	13.087692	30.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.055986	9.424859	4.07%	61,714
2010	7.114320	9.055986	27.29%	74,951
2009	5.559464	7.114320	27.97%	84,457
2008*	10.000000	5.559464	-44.41%	355
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349954	10.280398	-0.67%	71,739
2010	10.306389	10.349954	0.42%	79,517
2009	9.813634	10.306389	5.02%	84,017
2008*	10.000000	9.813634	-1.86%	12,895
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.414082	11.518399	-14.13%	193,576
2010	12.864296	13.414082	4.27%	183,258
2009*	10.000000	12.864296	28.64%	279,371
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.063527	14.393787	-4.45%	109,142
2010	13.307463	15.063527	13.20%	120,451
2009	10.581010	13.307463	25.77%	114,472
2008	17.189769	10.581010	-38.45%	121,811
2007	18.002842	17.189769	-4.52%	231,107
2006	15.887753	18.002842	13.31%	193,931
2005	15.586906	15.887753	1.93%	70,699
2004	13.577106	15.586906	14.80%	32,756
2003*	10.000000	13.577106	35.77%	3,397

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.066997	9.899724	-1.66%	130,343
2010	9.751814	10.066997	3.23%	163,837
2009	8.776128	9.751814	11.12%	180,272
2008	10.339136	8.776128	-15.12%	295,566
2007	10.065578	10.339136	2.72%	296,760
2006	9.851254	10.065578	2.18%	156,627
2005	9.903697	9.851254	-0.53%	22,588
2004	10.022565	9.903697	-1.19%	9,327
2003*	10.000000	10.022565	0.23%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.733574	12.353347	-2.99%	4,579
2010	10.857340	12.733574	17.28%	6,153
2009	9.020719	10.857340	20.36%	6,970
2008	15.200728	9.020719	-40.66%	17,567
2007	15.425324	15.200728	-1.46%	7,592
2006	14.946321	15.425324	3.20%	9,184
2005	14.813472	14.946321	0.90%	9,025
2004	13.504135	14.813472	9.70%	7,479
2003*	10.000000	13.504135	35.04%	414
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.409556	14.644211	-4.97%	6,713
2010	12.792100	15.409556	20.46%	10,052
2009	9.926852	12.792100	28.86%	9,703
2008	16.719252	9.926852	-40.63%	14,950
2007	15.847072	16.719252	5.50%	310,987
2006	14.213670	15.847072	11.49%	181,607
2005	13.565311	14.213670	4.78%	7,464
2004	12.213171	13.565311	11.07%	1,649
2003*	10.000000	12.213171	22.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944595	12.511895	-10.27%	48,866
2010	12.295262	13.944595	13.41%	51,739
2009	8.996820	12.295262	36.66%	58,660
2008	15.382422	8.996820	-41.51%	61,018
2007	14.793739	15.382422	3.98%	62,705
2006	12.851121	14.793739	15.12%	108,876
2005	11.491649	12.851121	11.83%	67,569
2004*	10.000000	11.491649	14.92%	23,470
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.335250	19.136033	-10.31%	1,495
2010	18.806055	21.335250	13.45%	2,455
2009	13.763518	18.806055	36.64%	1,495
2008	23.526051	13.763518	-41.50%	1,495
2007	22.620904	23.526051	4.00%	1,893
2006	19.656415	22.620904	15.08%	2,447
2005	17.575066	19.656415	11.84%	2,467
2004	15.077980	17.575066	16.56%	2,489
2003*	10.000000	15.077980	50.78%	1,488

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.770821	2.660996	-3.96%	19,936
2010	2.473004	2.770821	12.04%	19,943
2009	1.995126	2.473004	23.95%	21,220
2008	9.522694	1.995126	-79.05%	10,445
2007*	10.000000	9.522694	-4.77%	3,061
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.910909	3.736749	-4.45%	3,280
2010	3.485338	3.910909	12.21%	3,280
2009	2.822247	3.485338	23.50%	3,280
2008	13.434470	2.822247	-78.99%	3,365
2007	13.767676	13.434470	-2.42%	6,238
2006	12.854710	13.767676	7.10%	8,301
2005	12.851964	12.854710	0.02%	5,630
2004	12.054908	12.851964	6.61%	3,659
2003*	10.000000	12.054908	20.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.281674	13.959700	-2.25%	143,339
2010	12.575351	14.281674	13.57%	155,232
2009	10.020365	12.575351	25.50%	229,584
2008	16.652019	10.020365	-39.82%	254,943
2007	16.307973	16.652019	2.11%	226,057
2006	14.492509	16.307973	12.53%	159,746
2005	13.977468	14.492509	3.68%	13,779
2004	13.060920	13.977468	7.02%	14,282
2003*	10.000000	13.060920	30.61%	453
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.246317	19.379189	-4.28%	32,421
2010	16.779833	20.246317	20.66%	35,274
2009	12.502392	16.779833	34.21%	41,306
2008	20.568311	12.502392	-39.22%	90,077
2007	21.275840	20.568311	-3.33%	65,065
2006	18.923917	21.275840	12.43%	41,846
2005	17.590220	18.923917	7.58%	11,069
2004	15.052827	17.590220	16.86%	11,678
2003*	10.000000	15.052827	50.53%	388
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.606488	12.338602	6.31%	27,231
2010	10.822960	11.606488	7.24%	21,052
2009*	10.000000	10.822960	8.23%	6,829
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.243820	11.136275	-0.96%	182,498
2010	10.902078	11.243820	3.13%	176,712
2009*	10.000000	10.902078	9.02%	148,316
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.960299	-0.40%	17,075

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.382977	11.578406	-6.50%	4,335
2010	11.041531	12.382977	12.15%	4,185
2009	8.674948	11.041531	27.28%	4,227
2008	14.432931	8.674948	-39.89%	4,259
2007	15.667777	14.432931	-7.88%	4,402
2006	13.785121	15.667777	13.66%	5,693
2005	13.359972	13.785121	3.18%	7,321
2004	12.262996	13.359972	8.95%	6,289
2003*	10.000000	12.262996	22.63%	1,197
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.261968	12.430523	-18.55%	0
2010	14.146876	15.261968	7.88%	0
2009	11.576553	14.146876	22.20%	0
2008	21.066102	11.576553	-45.05%	0
2007	19.828334	21.066102	6.24%	0
2006	15.832728	19.828334	25.24%	0
2005	14.391285	15.832728	10.02%	0
2004	12.631654	14.391285	13.93%	0
2003*	10.000000	12.631654	26.32%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.693708	12.641510	-19.45%	0
2010	13.249841	15.693708	18.44%	2,229
2009	8.244992	13.249841	60.70%	1,871
2008	13.354829	8.244992	-38.26%	0
2007	12.909247	13.354829	3.45%	0
2006	12.486580	12.909247	3.38%	0
2005	12.048297	12.486580	3.64%	0
2004	11.699112	12.048297	2.98%	2,067
2003*	10.000000	11.699112	16.99%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.498469	11.363302	8.24%	86
2010*	10.000000	10.498469	4.98%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.836056	11.199459	3.35%	45,832
2010	10.342210	10.836056	4.78%	46,187
2009	9.643273	10.342210	7.25%	46,933
2008	10.983472	9.643273	-12.20%	196,544
2007	10.647467	10.983472	3.16%	242,987
2006	10.485262	10.647467	1.55%	124,501
2005	10.288472	10.485262	1.91%	7,207
2004	10.082409	10.288472	2.04%	3,724
2003*	10.000000	10.082409	0.82%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.281092	20.207642	4.81%	420
2010	17.918838	19.281092	7.60%	420
2009	14.045524	17.918838	27.58%	420
2008	16.848924	14.045524	-16.64%	420
2007	16.152914	16.848924	4.31%	420
2006	14.867089	16.152914	8.65%	420
2005	13.521031	14.867089	9.96%	420
2004	12.527281	13.521031	7.93%	456
2003*	10.000000	12.527281	25.27%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.926844	14.898983	-6.45%	19,650
2010	12.812951	15.926844	24.30%	18,837
2009	8.560950	12.812951	49.67%	11,326

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.523943	14.051433	3.90%	2,302
2010	12.240195	13.523943	10.49%	2,302
2009	10.383470	12.240195	17.88%	2,302
2008	17.875638	10.383470	-41.91%	2,302
2007	17.405833	17.875638	2.70%	2,302
2006	15.189296	17.405833	14.59%	6,248
2005	14.824901	15.189296	2.46%	8,141
2004	13.608022	14.824901	8.94%	8,141
2003*	10.000000	13.608022	36.08%	1,410
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.732897	19.452648	-10.49%	1,754
2010	17.526978	21.732897	24.00%	1,754
2009	12.543189	17.526978	39.73%	1,754
2008	19.931126	12.543189	-37.07%	1,754
2007	20.044400	19.931126	-0.57%	1,874
2006	17.918036	20.044400	11.87%	4,135
2005	17.154343	17.918036	4.45%	4,641
2004	14.707841	17.154343	16.63%	4,641
2003*	10.000000	14.707841	47.08%	984
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.195460	13.349261	9.46%	5,725
2010	11.844314	12.195460	2.96%	6,776
2009	10.971485	11.844314	7.96%	7,945
2008	11.381929	10.971485	-3.61%	14,784
2007	10.613767	11.381929	7.24%	14,781
2006	10.665985	10.613767	-0.49%	14,934
2005	10.721060	10.665985	-0.51%	10,290
2004	10.344356	10.721060	3.64%	17,146
2003*	10.000000	10.344356	3.44%	2,201
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.872054	13.976473	0.75%	1,937
2010	12.438155	13.872054	11.53%	1,510
2009	10.782118	12.438155	15.36%	1,510
2008	16.865337	10.782118	-36.07%	1,510
2007	17.295269	16.865337	-2.49%	1,307
2006	15.114823	17.295269	14.43%	0
2005	14.763325	15.114823	2.38%	0
2004	13.388693	14.763325	10.27%	0
2003*	10.000000	13.388693	33.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.751509	13.356612	-2.87%	302
2010	11.799886	13.751509	16.54%	302
2009	9.280914	11.799886	27.14%	0
2008	12.551742	9.280914	-26.06%	0
2007	13.134493	12.551742	-4.44%	1,694
2006	11.152811	13.134493	17.77%	1,376
2005*	10.000000	11.152811	11.53%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912985	12.188370	-5.61%	3,040
2010	12.010714	12.912985	7.51%	1,106
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.227547	19.925196	-1.49%	137
2010	16.411804	20.227547	23.25%	1,370
2009	13.401442	16.411804	22.46%	1,360
2008	19.804932	13.401442	-32.33%	954
2007	20.355099	19.804932	-2.70%	884
2006	18.162532	20.355099	12.07%	1,118
2005	17.290778	18.162532	5.04%	1,047
2004	14.482926	17.290778	19.39%	5,548
2003*	10.000000	14.482926	44.83%	794
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.435165	14.368974	-0.46%	13,506
2010	12.866647	14.435165	12.19%	13,904
2009	10.421639	12.866647	23.46%	16,361
2008	16.975537	10.421639	-38.61%	20,370
2007	16.508747	16.975537	2.83%	23,053
2006	14.628794	16.508747	12.85%	24,294
2005	14.300041	14.628794	2.30%	25,642
2004	13.229679	14.300041	8.09%	25,947
2003*	10.000000	13.229679	32.30%	7,917
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.596711	15.547700	6.52%	5,074
2010	12.953195	14.596711	12.69%	5,074
2009	10.819266	12.953195	19.72%	0
2008	15.717602	10.819266	-31.16%	1,437
2007	15.019248	15.717602	4.65%	1,437
2006	13.194185	15.019248	13.83%	8,202
2005	12.936823	13.194185	1.99%	2,862
2004	12.603055	12.936823	2.65%	1,273
2003*	10.000000	12.603055	26.03%	199
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.070098	11.002693	-15.82%	0
2010	10.200065	13.070098	28.14%	0
2009	8.280264	10.200065	23.19%	1,458
2008	13.585320	8.280264	-39.05%	1,458
2007	15.634927	13.585320	-13.11%	5,487
2006	15.418441	15.634927	1.40%	5,487
2005	14.911623	15.418441	3.40%	4,425
2004	13.709405	14.911623	8.77%	4,967
2003*	10.000000	13.709405	37.09%	771

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.882899	12.849719	-7.44%	3,446
2010	12.541829	13.882899	10.69%	3,446
2009	11.304681	12.541829	10.94%	3,446
2008	16.410037	11.304681	-31.11%	3,446
2007	15.281941	16.410037	7.38%	3,446
2006	13.474333	15.281941	13.42%	3,446
2005	13.526220	13.474333	-0.38%	3,446
2004	12.892635	13.526220	4.91%	3,446
2003*	10.000000	12.892635	28.93%	3,446
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.093088	12.081621	-0.09%	11,839
2010	11.401817	12.093088	6.06%	13,428
2009	9.687723	11.401817	17.69%	15,583
2008	10.698526	9.687723	-9.45%	22,151
2007	10.389604	10.698526	2.97%	34,640
2006	10.206382	10.389604	1.80%	32,803
2005	10.317582	10.206382	-1.08%	32,434
2004	10.195062	10.317582	1.20%	31,825
2003*	10.000000	10.195062	1.95%	4,537
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.907821	11.614386	-2.46%	0
2010	10.801733	11.907821	10.24%	0
2009	8.896602	10.801733	21.41%	0
2008	12.137905	8.896602	-26.70%	0
2007	11.430576	12.137905	6.19%	0
2006	10.648948	11.430576	7.34%	0
2005*	10.000000	10.648948	6.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.981254	11.590432	-3.26%	0
2010	10.698813	11.981254	11.99%	0
2009	8.496988	10.698813	25.91%	0
2008	12.909459	8.496988	-34.18%	0
2007	11.986381	12.909459	7.70%	0
2006	10.954327	11.986381	9.42%	0
2005*	10.000000	10.954327	9.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.864210	11.292668	-4.82%	0
2010	10.451533	11.864210	13.52%	0
2009	8.134146	10.451533	28.49%	0
2008	13.431918	8.134146	-39.44%	0
2007	12.346527	13.431918	8.79%	0
2006	11.161593	12.346527	10.62%	0
2005*	10.000000	11.161593	11.62%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.364877	15.196504	-7.14%	1,368
2010	14.021066	16.364877	16.72%	1,131
2009	9.699975	14.021066	44.55%	2,309
2008	21.720703	9.699975	-55.34%	2,896
2007	15.227511	21.720703	42.64%	5,967
2006	13.330408	15.227511	14.23%	3,256
2005*	10.000000	13.330408	33.30%	6,257
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.364228	14.162482	-1.40%	4,462
2010	12.761021	14.364228	12.56%	9,964
2009	10.030605	12.761021	27.22%	9,737
2008	17.907811	10.030605	-43.99%	17,050
2007	18.054937	17.907811	-0.81%	24,212
2006	15.368821	18.054937	17.48%	25,097
2005	14.861653	15.368821	3.41%	26,944
2004	13.640353	14.861653	8.95%	27,133
2003*	10.000000	13.640353	36.40%	7,404
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.621627	14.317850	-2.08%	2,802
2010	12.051597	14.621627	21.33%	2,802
2009	9.614980	12.051597	25.34%	26,110
2008	18.630533	9.614980	-48.39%	29,137
2007	15.018540	18.630533	24.05%	29,768
2006	14.386490	15.018540	4.39%	30,722
2005	13.920691	14.386490	3.35%	30,259
2004	13.781718	13.920691	1.01%	27,480
2003*	10.000000	13.781718	37.82%	1,799
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.235391	12.828449	4.85%	1,465
2010	11.614755	12.235391	5.34%	5,027
2009	10.269217	11.614755	13.10%	7,410
2008	10.860076	10.269217	-5.44%	6,702
2007	10.653482	10.860076	1.94%	22,806
2006	10.443820	10.653482	2.01%	15,570
2005	10.463537	10.443820	-0.19%	19,711
2004	10.252933	10.463537	2.05%	18,877
2003*	10.000000	10.252933	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.541510	22.303535	-12.68%	10,598
2010	20.280943	25.541510	25.94%	13,248
2009	14.815738	20.280943	36.89%	20,928
2008	25.046511	14.815738	-40.85%	22,841
2007	22.172632	25.046511	12.96%	24,900
2006	20.137717	22.172632	10.10%	27,426
2005	17.419498	20.137717	15.60%	30,014
2004	14.266319	17.419498	22.10%	33,082
2003*	10.000000	14.266319	42.66%	6,208

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.857340	15.268283	-19.03%	0
2010	17.062622	18.857340	10.52%	0
2009	13.801097	17.062622	23.63%	1,172
2008	25.143740	13.801097	-45.11%	1,172
2007	21.932626	25.143740	14.64%	1,172
2006	19.011494	21.932626	15.37%	1,172
2005	16.339193	19.011494	16.36%	3,073
2004	14.721125	16.339193	10.99%	6,953
2003*	10.000000	14.721125	47.21%	3,272
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.675044	10.256482	-19.08%	61
2010	11.469080	12.675044	10.51%	1,394
2009	9.278251	11.469080	23.61%	1,394
2008	16.899403	9.278251	-45.10%	3,119
2007	14.740282	16.899403	14.65%	4,279
2006	12.772696	14.740282	15.40%	7,116
2005	10.981123	12.772696	16.32%	11,523
2004*	10.000000	10.981123	9.81%	4,499
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.757329	17.603902	-10.90%	155
2010	15.965456	19.757329	23.75%	303
2009	10.371849	15.965456	53.93%	1,064
2008	21.738230	10.371849	-52.29%	604
2007	21.050300	21.738230	3.27%	1,445
2006	18.524206	21.050300	13.64%	604
2005	18.462717	18.524206	0.33%	906
2004	16.557596	18.462717	11.51%	1,293
2003*	10.000000	16.557596	65.58%	404
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.354435	11.387360	0.29%	5,154
2010	10.288120	11.354435	10.36%	1,537
2009	7.746080	10.288120	32.82%	744
2008	11.242463	7.746080	-31.10%	3,428
2007	11.063397	11.242463	1.62%	7,027
2006*	10.000000	11.063397	10.63%	4,476
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.317214	15.903977	3.83%	2,078
2010	12.961698	15.317214	18.17%	2,155
2009	11.277073	12.961698	14.94%	32,263
2008	15.793448	11.277073	-28.60%	38,750
2007	16.571233	15.793448	-4.69%	45,504
2006	14.443825	16.571233	14.73%	48,464
2005	14.256750	14.443825	1.31%	56,866
2004	13.112843	14.256750	8.72%	53,670
2003*	10.000000	13.112843	31.13%	3,290

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.138214	19.927081	-5.73%	1,621
2010	16.830295	21.138214	25.60%	2,461
2009	13.303765	16.830295	26.51%	2,676
2008	20.277923	13.303765	-34.39%	2,114
2007	21.209528	20.277923	-4.39%	4,349
2006	18.509091	21.209528	14.59%	3,051
2005	17.372271	18.509091	6.54%	3,987
2004	14.332287	17.372271	21.21%	2,628
2003*	10.000000	14.332287	43.32%	1,433
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.044914	8.723232	-3.56%	291
2010	8.375293	9.044914	8.00%	291
2009	6.564641	8.375293	27.58%	251
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.033354	14.862752	-17.58%	2,451
2010	15.666580	18.033354	15.11%	1,421
2009	9.264846	15.666580	69.10%	558
2008	19.986509	9.264846	-53.64%	58
2007	15.856537	19.986509	26.05%	792
2006	12.629924	15.856537	25.55%	8,309
2005*	10.000000	12.629924	26.30%	5,084
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.214566	16.819616	-12.46%	0
2010	18.095180	19.214566	6.19%	0
2009	13.480387	18.095180	34.23%	1,183
2008	23.083871	13.480387	-41.60%	1,183
2007	20.414100	23.083871	13.08%	1,405
2006	17.160035	20.414100	18.96%	2,170
2005	15.901138	17.160035	7.92%	2,574
2004	13.696109	15.901138	16.10%	2,574
2003*	10.000000	13.696109	39.96%	2,907
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.864631	12.130513	-12.51%	558
2010	13.056913	13.864631	6.19%	3,885
2009	9.716040	13.056913	34.39%	3,722
2008	16.641751	9.716040	-41.62%	8,218
2007	14.718460	16.641751	13.07%	6,837
2006	12.370668	14.718460	18.98%	7,546
2005	11.466910	12.370668	7.88%	11,248
2004*	10.000000	11.466910	14.67%	9,742
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.873629	15.419922	-2.86%	5,207
2010	14.168344	15.873629	12.04%	6,699
2009	12.187430	14.168344	16.25%	3,269
2008	11.715354	12.187430	4.03%	4,284
2007	10.773268	11.715354	8.74%	7,198
2006	9.746350	10.773268	10.54%	2,424
2005*	10.000000	9.746350	-2.54%	448

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.300821	8.924311	-13.36%	0
2010*	10.000000	10.300821	3.01%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.274845	10.943563	-2.94%	0
2010*	10.000000	11.274845	12.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.562358	11.418568	-9.10%	2,348
2010	11.801289	12.562358	6.45%	1,039
2009*	10.000000	11.801289	18.01%	627
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.061414	15.946042	-0.72%	0
2010	15.165981	16.061414	5.90%	0
2009	12.329177	15.165981	23.01%	0
2008	14.995676	12.329177	-17.78%	0
2007	13.883000	14.995676	8.01%	849
2006	12.835888	13.883000	8.16%	9,372
2005	12.171323	12.835888	5.46%	9,372
2004	11.474432	12.171323	6.07%	9,372
2003*	10.000000	11.474432	14.74%	9,372
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.392106	16.765168	-8.85%	74
2010	17.634224	18.392106	4.30%	466
2009	12.329659	17.634224	43.02%	671
2008	22.604261	12.329659	-45.45%	668
2007	16.891524	22.604261	33.82%	0
2006	15.803415	16.891524	6.89%	2,203
2005	14.333356	15.803415	10.26%	2,752
2004	12.404395	14.333356	15.55%	2,752
2003*	10.000000	12.404395	24.04%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.966986	25.825644	-33.72%	0
2010	31.820813	38.966986	22.46%	0
2009	18.141624	31.820813	75.40%	0
2008	38.773429	18.141624	-53.21%	0
2007	30.924379	38.773429	25.38%	0
2006	21.530106	30.924379	43.63%	156
2005	16.658394	21.530106	29.24%	156
2004	14.329271	16.658394	16.25%	156
2003*	10.000000	14.329271	43.29%	431

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.455594	14.212263	-1.68%	8,113
2010	13.158892	14.455594	9.85%	8,811
2009	9.658288	13.158892	36.24%	10,102
2008	15.647124	9.658288	-38.27%	12,518
2007	14.389907	15.647124	8.74%	15,788
2006	13.690268	14.389907	5.11%	16,759
2005	13.409185	13.690268	2.10%	16,542
2004	12.561188	13.409185	6.75%	17,373
2003*	10.000000	12.561188	25.61%	1,829
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.387708	15.977548	-2.50%	1,056
2010	15.043167	16.387708	8.94%	2,207
2009	12.542134	15.043167	19.94%	1,860
2008	19.038918	12.542134	-34.12%	2,736
2007	18.067550	19.038918	5.38%	2,872
2006	15.305948	18.067550	18.04%	3,726
2005	14.676237	15.305948	4.29%	3,380
2004	13.048782	14.676237	12.47%	2,080
2003*	10.000000	13.048782	30.49%	886
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695520	10.290473	-3.79%	287
2010*	10.000000	10.695520	6.96%	287
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.034111	-9.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.720413	13.505087	-1.57%	12,598
2010	12.379296	13.720413	10.83%	13,051
2009*	10.000000	12.379296	23.79%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875579	9.763427	-1.14%	2,428
2010	9.000512	9.875579	9.72%	2,428
2009	7.445547	9.000512	20.88%	2,428
2008	10.824700	7.445547	-31.22%	2,428
2007	10.412999	10.824700	3.95%	2,428
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555724	10.931779	3.56%	879
2010	10.167548	10.555724	3.82%	879
2009	9.255754	10.167548	9.85%	618
2008	10.484532	9.255754	-11.72%	618
2007	10.395160	10.484532	0.86%	984
2006*	10.000000	10.395160	3.95%	1,019

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886326	9.670813	-11.17%	590
2010	9.985564	10.886326	9.02%	2,700
2009	7.199342	9.985564	38.70%	2,818
2008	11.978384	7.199342	-39.90%	3,229
2007	10.694225	11.978384	12.01%	3,483
2006*	10.000000	10.694225	6.94%	7,674
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.634207	8.994660	-6.64%	1,589
2010	8.321680	9.634207	15.77%	3,267
2009	6.121705	8.321680	35.94%	3,361
2008	11.203628	6.121705	-45.36%	1,995
2007	10.223017	11.203628	9.59%	2,127
2006*	10.000000	10.223017	2.23%	267
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	1,485
2007*	10.000000	9.756266	-2.44%	1,629
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.709798	15.975999	1.69%	0
2010	14.173966	15.709798	10.84%	0
2009	9.911311	14.173966	43.01%	0
2008	14.051996	9.911311	-29.47%	0
2007	13.911607	14.051996	1.01%	0
2006	12.840388	13.911607	8.34%	559
2005	12.803603	12.840388	0.29%	872
2004	11.872754	12.803603	7.84%	28,745
2003*	10.000000	11.872754	18.73%	6,757
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712686	12.926792	1.68%	8,287
2010	11.469253	12.712686	10.84%	10,199
2009	8.015516	11.469253	43.09%	14,148
2008	11.381340	8.015516	-29.57%	21,621
2007	11.263973	11.381340	1.04%	29,881
2006	10.397061	11.263973	8.34%	30,204
2005*	10.000000	10.397061	3.97%	33,306
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.607930	7.448970	-13.46%	1,555
2010	7.616165	8.607930	13.02%	1,846
2009	5.083276	7.616165	49.83%	2,126
2008*	10.000000	5.083276	-49.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.479541	8.982352	-5.24%	0
2010	7.832337	9.479541	21.03%	2,843
2009	6.091458	7.832337	28.58%	2,986
2008*	10.000000	6.091458	-39.09%	3,291

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.012456	8.264930	-8.29%	5,777
2010	8.003883	9.012456	12.60%	5,777
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450358	10.381053	-0.66%	1,613
2010	9.989661	10.450358	4.61%	6,445
2009	9.023775	9.989661	10.70%	6,445
2008*	10.000000	9.023775	-9.76%	6,445
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794617	9.370438	-4.33%	35,843
2010	8.978578	9.794617	9.09%	13,231
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.887822	11.330575	4.07%	2,317
2010	10.410060	10.887822	4.59%	3,955
2009	9.787083	10.410060	6.37%	3,930
2008*	10.000000	9.787083	-2.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.054329	27.335678	-24.18%	0
2010	31.755102	36.054329	13.54%	0
2009	19.878478	31.755102	59.75%	63
2008	48.242573	19.878478	-58.79%	63
2007	33.925580	48.242573	42.20%	63
2006	25.406901	33.925580	33.53%	63
2005	19.599967	25.406901	29.63%	127
2004	16.614545	19.599967	17.97%	1,400
2003*	10.000000	16.614545	66.15%	702
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.646792	16.413292	-24.18%	851
2010	19.069526	21.646792	13.52%	3,971
2009	11.937394	19.069526	59.75%	3,895
2008	28.924923	11.937394	-58.73%	3,038
2007	20.304691	28.924923	42.45%	4,588
2006	15.179352	20.304691	33.77%	12,418
2005	11.696090	15.179352	29.78%	9,336
2004*	10.000000	11.696090	16.96%	9,691
2003*	10.000000	12.379670	23.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.858848	12.459214	5.06%	2,897
2010	11.554510	11.858848	2.63%	4,980
2009	11.487475	11.554510	0.58%	5,175
2008	10.887396	11.487475	5.51%	4,968
2007	10.373859	10.887396	4.95%	10,886
2006	10.247946	10.373859	1.23%	4,114
2005	10.131190	10.247946	1.15%	2,820
2004	10.016466	10.131190	1.15%	2,820
2003*	10.000000	10.016466	0.16%	2,820
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.624047	6.721206	-11.84%	1,761
2010	6.887836	7.624047	10.69%	1,761
2009	5.432161	6.887836	26.80%	3,679
2008*	10.000000	5.432161	-45.68%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.557418	7.305161	-14.63%	1,019
2010	8.134549	8.557418	5.20%	1,019
2009	6.457403	8.134549	25.97%	1,019
2008	11.584740	6.457403	-44.26%	1,019
2007	10.813290	11.584740	7.13%	3,042
2006*	10.000000	10.813290	8.13%	6,705

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.597157	15.618402	-5.90%	8,780
2010	14.781833	16.597157	12.28%	9,403
2009	11.863639	14.781833	24.60%	10,206
2008	19.178354	11.863639	-38.14%	9,627
2007	18.480800	19.178354	3.77%	15,117
2006	16.143361	18.480800	14.48%	21,902
2005	15.269138	16.143361	5.73%	40,091
2004	13.671080	15.269138	11.69%	40,002
2003*	10.000000	13.671080	36.71%	6,350
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.146789	12.247086	0.83%	15,659
2010	11.710874	12.146789	3.72%	20,183
2009	10.960275	11.710874	6.85%	41,329
2008	11.906822	10.960275	-7.95%	40,499
2007	11.536569	11.906822	3.21%	61,762
2006	11.093530	11.536569	3.99%	72,768
2005	10.962542	11.093530	1.19%	81,664
2004	10.694430	10.962542	2.51%	96,986
2003*	10.000000	10.694430	6.94%	45,789
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.505369	14.202895	-2.09%	53,833
2010	13.351629	14.505369	8.64%	79,807
2009	11.441639	13.351629	16.69%	86,796
2008	15.209225	11.441639	-24.77%	94,151
2007	14.697465	15.209225	3.48%	147,201
2006	13.474435	14.697465	9.08%	157,323
2005	13.057801	13.474435	3.19%	162,837
2004	12.170466	13.057801	7.29%	167,483
2003*	10.000000	12.170466	21.70%	31,360
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.806595	15.153935	-4.13%	18,135
2010	14.301683	15.806595	10.52%	17,572
2009	11.737844	14.301683	21.84%	21,117
2008	17.466945	11.737844	-32.80%	22,291
2007	16.801179	17.466945	3.96%	28,374
2006	14.974431	16.801179	12.20%	29,432
2005	14.277204	14.974431	4.88%	36,337
2004	13.003440	14.277204	9.80%	37,358
2003*	10.000000	13.003440	30.03%	10,976

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.393125	13.389767	-0.03%	13,318
2010	12.600211	13.393125	6.29%	16,768
2009	11.228823	12.600211	12.21%	25,426
2008	13.494008	11.228823	-16.79%	31,100
2007	13.015336	13.494008	3.68%	65,151
2006	12.254779	13.015336	6.21%	65,486
2005	11.973403	12.254779	2.35%	71,600
2004	11.407324	11.973403	4.96%	69,164
2003*	10.000000	11.407324	14.07%	6,417
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.668384	13.054694	-4.49%	5,186
2010	12.859078	13.668384	6.29%	7,471
2009*	10.000000	12.859078	28.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.739090	19.797870	-4.54%	938
2010	16.776873	20.739090	23.62%	1,156
2009	12.524529	16.776873	33.95%	2,031
2008	20.125702	12.524529	-37.77%	4,854
2007	19.104962	20.125702	5.34%	6,128
2006	17.748516	19.104962	7.64%	5,679
2005	16.163229	17.748516	9.81%	4,877
2004	14.258318	16.163229	13.36%	3,979
2003*	10.000000	14.258318	42.58%	2,579
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.879005	9.677044	-2.04%	39,097
2010	10.085748	9.879005	-2.05%	30,861
2009	10.292513	10.085748	-2.01%	55,141
2008	10.296468	10.292513	-0.04%	67,075
2007	10.032335	10.296468	2.63%	60,377
2006	9.797849	10.032335	2.39%	1,999
2005	9.742408	9.797849	0.57%	1,958
2004	9.866252	9.742408	-1.26%	21,244
2003*	10.000000	9.866252	-1.34%	9,966
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.772013	13.204942	3.39%	5,027
2010	11.790877	12.772013	8.32%	5,053
2009	9.678036	11.790877	21.83%	4,606
2008	11.946313	9.678036	-18.99%	5,742
2007	11.658490	11.946313	2.47%	5,153
2006	11.352549	11.658490	2.69%	5,712
2005	11.342216	11.352549	0.09%	7,720
2004	10.869371	11.342216	4.35%	6,666
2003*	10.000000	10.869371	8.69%	1,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.976518	7.946615	-11.47%	5,820
2010	8.052542	8.976518	11.47%	13,092
2009	6.040119	8.052542	33.32%	19,923
2008*	10.000000	6.040119	-39.60%	2,739

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.680153	12.019327	-18.13%	0
2010	14.152890	14.680153	3.73%	0
2009	11.156906	14.152890	26.85%	0
2008	21.283193	11.156906	-47.58%	0
2007	21.158085	21.283193	0.59%	0
2006	17.646394	21.158085	19.90%	0
2005	16.115262	17.646394	9.50%	0
2004	13.710396	16.115262	17.54%	0
2003*	10.000000	13.710396	37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412351	8.526504	-18.11%	61
2010	10.042568	10.412351	3.68%	2,846
2009	7.917718	10.042568	26.84%	3,754
2008	15.096355	7.917718	-47.55%	7,594
2007	15.009110	15.096355	0.58%	8,792
2006	12.517575	15.009110	19.90%	11,548
2005	11.429957	12.517575	9.52%	4,297
2004*	10.000000	11.429957	14.30%	4,787
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.980902	8.512790	-5.21%	6,273
2010	7.948024	8.980902	13.00%	14,385
2009	6.273070	7.948024	26.70%	14,038
2008*	10.000000	6.273070	-37.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.629506	7.937921	-8.01%	10,948
2010	7.814020	8.629506	10.44%	12,654
2009	6.261242	7.814020	24.80%	17,794
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.507383	8.898342	-6.41%	0
2010	7.674790	9.507383	23.88%	1,448
2009	6.183862	7.674790	24.11%	2,695
2008*	10.000000	6.183862	-38.16%	1,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.980860	9.549696	-4.32%	349
2010	8.517404	9.980860	17.18%	2,825
2009	6.664890	8.517404	27.80%	2,818
2008*	10.000000	6.664890	-33.35%	2,117
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.852001	13.451732	-2.89%	3,982
2010	11.303862	13.852001	22.54%	4,377
2009	9.073640	11.303862	24.58%	5,326
2008	17.327684	9.073640	-47.64%	6,091
2007	16.157321	17.327684	7.24%	6,691
2006	16.016489	16.157321	0.88%	7,690
2005	15.176647	16.016489	5.53%	10,968
2004	13.691297	15.176647	10.85%	15,584
2003*	10.000000	13.691297	36.91%	438

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.276810	18.778768	-7.39%	2,199
2010	16.367565	20.276810	23.88%	3,588
2009	13.276762	16.367565	23.28%	5,651
2008	20.022505	13.276762	-33.69%	5,800
2007	22.037087	20.022505	-9.14%	7,515
2006	19.212316	22.037087	14.70%	9,721
2005	19.082471	19.212316	0.68%	13,797
2004	16.651575	19.082471	14.60%	17,051
2003*	10.000000	16.651575	66.52%	1,880
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.810426	18.278961	-7.73%	393
2010	16.182369	19.810426	22.42%	393
2009	12.289743	16.182369	31.67%	10,168
2008	20.354304	12.289743	-39.62%	11,461
2007	20.396289	20.354304	-0.21%	12,159
2006	18.632321	20.396289	9.47%	12,643
2005	16.982135	18.632321	9.72%	13,859
2004	14.595763	16.982135	16.35%	17,640
2003*	10.000000	14.595763	45.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.468070	13.242415	-1.68%	0
2010	12.143921	13.468070	10.90%	2,191
2009	9.874518	12.143921	22.98%	2,385
2008	17.266434	9.874518	-42.81%	2,772
2007	16.339996	17.266434	5.67%	2,856
2006	14.709754	16.339996	11.08%	570
2005	14.029076	14.709754	4.85%	0
2004	13.076000	14.029076	7.29%	0
2003*	10.000000	13.076000	30.76%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.031330	9.389638	3.97%	19,605
2010	7.102175	9.031330	27.16%	23,209
2009	5.555654	7.102175	27.84%	23,347
2008*	10.000000	5.555654	-44.44%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321841	10.242058	-0.77%	1,416
2010	10.288878	10.321841	0.32%	1,416
2009	9.806953	10.288878	4.91%	1,416
2008*	10.000000	9.806953	-1.93%	1,416
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.391270	11.487094	-14.22%	1,304
2010	12.855533	13.391270	4.17%	3,224
2009*	10.000000	12.855533	28.56%	2,195

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.942924	14.264017	-4.54%	4,797
2010	13.214377	14.942924	13.08%	4,799
2009	10.517723	13.214377	25.64%	6,259
2008	17.104463	10.517723	-38.51%	9,543
2007	17.931895	17.104463	-4.61%	10,972
2006	15.841252	17.931895	13.20%	9,696
2005	15.557110	15.841252	1.83%	11,110
2004	13.564975	15.557110	14.69%	9,084
2003*	10.000000	13.564975	35.65%	4,609
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986428	9.810513	-1.76%	476
2010	9.683630	9.986428	3.13%	5,308
2009	8.723651	9.683630	11.00%	5,615
2008	10.287811	8.723651	-15.20%	5,519
2007	10.025895	10.287811	2.61%	13,715
2006	9.822401	10.025895	2.07%	5,081
2005	9.884739	9.822401	-0.63%	4,790
2004	10.013601	9.884739	-1.29%	16,654
2003*	10.000000	10.013601	0.14%	2,276
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.631632	12.241974	-3.08%	7,721
2010	10.781398	12.631632	17.16%	7,779
2009	8.966769	10.781398	20.24%	7,826
2008	15.125283	8.966769	-40.72%	7,815
2007	15.364529	15.125283	-1.56%	7,826
2006	14.902574	15.364529	3.10%	15,043
2005	14.785157	14.902574	0.79%	15,037
2004	13.492076	14.785157	9.58%	15,038
2003*	10.000000	13.492076	34.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.289429	14.515258	-5.06%	0
2010	12.705323	15.289429	20.34%	0
2009	9.869584	12.705323	28.73%	0
2008	16.639823	9.869584	-40.69%	3,451
2007	15.787973	16.639823	5.40%	7,187
2006	14.175083	15.787973	11.38%	3,451
2005	13.542257	14.175083	4.67%	0
2004	12.204855	13.542257	10.96%	0
2003*	10.000000	12.204855	22.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.850131	12.414476	-10.37%	9,964
2010	12.224418	13.850131	13.30%	10,152
2009	8.954115	12.224418	36.52%	12,262
2008	15.325079	8.954115	-41.57%	15,394
2007	14.753720	15.325079	3.87%	18,209
2006	12.829390	14.753720	15.00%	26,047
2005	11.483888	12.829390	11.72%	18,208
2004*	10.000000	11.483888	14.84%	24,775

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.164432	18.963486	-10.40%	1,320
2010	18.674532	21.164432	13.33%	1,320
2009	13.681218	18.674532	36.50%	2,281
2008	23.409317	13.681218	-41.56%	2,281
2007	22.531760	23.409317	3.89%	4,260
2006	19.598892	22.531760	14.96%	7,450
2005	17.541465	19.598892	11.73%	7,730
2004	15.064518	17.541465	16.44%	7,730
2003*	10.000000	15.064518	50.65%	2,988
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.760458	2.648356	-4.06%	0
2010	2.466267	2.760458	11.93%	0
2009	1.991722	2.466267	23.83%	0
2008	9.516191	1.991722	-79.07%	587
2007*	10.000000	9.516191	-4.84%	394
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.879561	3.703039	-4.55%	6,542
2010	3.460938	3.879561	12.10%	6,996
2009	2.805355	3.460938	23.37%	6,996
2008	13.367797	2.805355	-79.01%	6,996
2007	13.713423	13.367797	-2.52%	6,996
2006	12.817079	13.713423	6.99%	27,875
2005	12.827384	12.817079	-0.08%	28,614
2004	12.044132	12.827384	6.50%	28,606
2003*	10.000000	12.044132	20.44%	2,393
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.167352	13.833864	-2.35%	7,873
2010	12.487411	14.167352	13.45%	10,375
2009	9.960457	12.487411	25.37%	11,821
2008	16.569401	9.960457	-39.89%	16,006
2007	16.243720	16.569401	2.00%	17,672
2006	14.450104	16.243720	12.41%	15,388
2005	13.950757	14.450104	3.58%	16,216
2004	13.049268	13.950757	6.91%	16,188
2003*	10.000000	13.049268	30.49%	3,016
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.084220	19.204473	-4.38%	2,587
2010	16.662466	20.084220	20.54%	2,730
2009	12.427622	16.662466	34.08%	2,875
2008	20.466250	12.427622	-39.28%	3,690
2007	21.192011	20.466250	-3.42%	4,076
2006	18.868546	21.192011	12.31%	3,572
2005	17.556599	18.868546	7.47%	3,323
2004	15.039396	17.556599	16.74%	6,609
2003*	10.000000	15.039396	50.39%	2,916
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	1,077
2009*	10.000000	10.894646	8.95%	781
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.953562	-0.46%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.286433	11.476435	-6.59%	0
2010	10.966630	12.286433	12.03%	0
2009	8.624901	10.966630	27.15%	0
2008	14.364366	8.624901	-39.96%	0
2007	15.609361	14.364366	-7.98%	0
2006	13.747700	15.609361	13.54%	0
2005	13.337274	13.747700	3.08%	0
2004	12.254650	13.337274	8.83%	0
2003*	10.000000	12.254650	22.55%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.143020	12.321063	-18.64%	1,857
2010	14.050935	15.143020	7.77%	1,857
2009	11.509787	14.050935	22.08%	1,857
2008	20.966032	11.509787	-45.10%	1,857
2007	19.754407	20.966032	6.13%	1,857
2006	15.789756	19.754407	25.11%	1,857
2005	14.366828	15.789756	9.90%	1,857
2004	12.623059	14.366828	13.81%	1,857
2003*	10.000000	12.623059	26.23%	1,150
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.571425	12.530240	-19.53%	0
2010	13.160003	15.571425	18.32%	0
2009	8.197435	13.160003	60.54%	0
2008	13.291398	8.197435	-38.33%	0
2007	12.861125	13.291398	3.35%	0
2006	12.452706	12.861125	3.28%	0
2005	12.027836	12.452706	3.53%	0
2004	11.691158	12.027836	2.88%	0
2003*	10.000000	11.691158	16.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.751599	11.100878	3.25%	1,612
2010	10.272077	10.751599	4.67%	751
2009	9.587654	10.272077	7.14%	751
2008	10.931263	9.587654	-12.29%	11,474
2007	10.607728	10.931263	3.05%	15,711
2006	10.456755	10.607728	1.44%	9,620
2005	10.270946	10.456755	1.81%	7,169
2004	10.075530	10.270946	1.94%	917
2003*	10.000000	10.075530	0.76%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.124358	20.022995	4.70%	0
2010	17.791320	19.124358	7.49%	0
2009	13.959791	17.791320	27.45%	0
2008	16.763181	13.959791	-16.72%	0
2007	16.087202	16.763181	4.20%	253
2006	14.821686	16.087202	8.54%	253
2005	13.493469	14.821686	9.84%	253
2004	12.514501	13.493469	7.82%	253
2003*	10.000000	12.514501	25.15%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.827575	14.791041	-6.55%	0
2010	12.746062	15.827575	24.18%	0
2009	8.524956	12.746062	49.51%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.469671	13.987923	3.85%	0
2010	12.197285	13.469671	10.43%	0
2009	10.352356	12.197285	17.82%	0
2008	17.831215	10.352356	-41.94%	0
2007	17.371482	17.831215	2.65%	229
2006	15.167034	17.371482	14.53%	1,072
2005	14.810710	15.167034	2.41%	1,072
2004	13.601946	14.810710	8.89%	1,072
2003*	10.000000	13.601946	36.02%	1,072
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.645669	19.364694	-10.54%	6,166
2010	17.465534	21.645669	23.93%	5,468
2009	12.505596	17.465534	39.66%	5,008
2008	19.881577	12.505596	-37.10%	3,935
2007	20.004835	19.881577	-0.62%	0
2006	17.891791	20.004835	11.81%	0
2005	17.137935	17.891791	4.40%	0
2004	14.701271	17.137935	16.57%	0
2003*	10.000000	14.701271	47.01%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.145743	13.288066	9.41%	42,339
2010	11.802059	12.145743	2.91%	46,645
2009	10.937930	11.802059	7.90%	35,774
2008	11.352913	10.937930	-3.66%	36,673
2007	10.592145	11.352913	7.18%	34,598
2006	10.649676	10.592145	-0.54%	36,727
2005	10.710117	10.649676	-0.56%	27,869
2004	10.339077	10.710117	3.59%	3,018
2003*	10.000000	10.339077	3.39%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.816394	13.913299	0.70%	0
2010	12.394558	13.816394	11.47%	0
2009	10.749808	12.394558	15.30%	0
2008	16.823427	10.749808	-36.10%	0
2007	17.261152	16.823427	-2.54%	492
2006	15.092690	17.261152	14.37%	551
2005	14.749211	15.092690	2.33%	701
2004	13.382710	14.749211	10.21%	782
2003*	10.000000	13.382710	33.83%	850
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.711769	13.311218	-2.92%	15,713
2010	11.771784	13.711769	16.48%	13,809
2009	9.263543	11.771784	27.08%	14,478
2008	12.534662	9.263543	-26.10%	13,101
2007	13.123367	12.534662	-4.49%	11,259
2006	11.149040	13.123367	17.71%	11,149
2005*	10.000000	11.149040	11.49%	9,580

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.901996	12.171792	-5.66%	71,248
2010	12.006618	12.901996	7.46%	45,207
2009*	10.000000	12.006618	20.07%	26,480
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.146375	19.835131	-1.54%	13,845
2010	16.354284	20.146375	23.19%	15,497
2009	13.361291	16.354284	22.40%	13,558
2008	19.755702	13.361291	-32.37%	15,911
2007	20.314945	19.755702	-2.75%	11,775
2006	18.135933	20.314945	12.01%	12,418
2005	17.274245	18.135933	4.99%	8,806
2004	14.476466	17.274245	19.33%	1,017
2003*	10.000000	14.476466	44.76%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.377214	14.303996	-0.51%	18,249
2010	12.821532	14.377214	12.13%	15,789
2009	10.390411	12.821532	23.40%	8,085
2008	16.933338	10.390411	-38.64%	6,244
2007	16.476163	16.933338	2.77%	6,281
2006	14.607347	16.476163	12.79%	2,952
2005	14.286350	14.607347	2.25%	1,681
2004	13.233766	14.286350	8.04%	662
2003*	10.000000	13.223766	32.24%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.538119	15.477413	6.46%	8,893
2010	12.907789	14.538119	12.63%	8,435
2009	10.786840	12.907789	19.66%	4,261
2008	15.678515	10.786840	-31.20%	3,077
2007	14.989587	15.678515	4.60%	2,865
2006	13.174846	14.989587	13.77%	2,499
2005	12.924440	13.174846	1.94%	3,222
2004	12.597418	12.924440	2.60%	1,422
2003*	10.000000	12.597418	25.97%	496
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.017637	10.952939	-15.86%	0
2010	10.164292	13.017637	28.07%	0
2009	8.255436	10.164292	23.12%	0
2008	13.551525	8.255436	-39.08%	0
2007	15.604053	13.551525	-13.15%	0
2006	15.395830	15.604053	1.35%	0
2005	14.897335	15.395830	3.35%	0
2004	13.703275	14.897335	8.71%	0
2003*	10.000000	13.703275	37.03%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.827181	12.791632	-7.49%	0
2010	12.497861	13.827181	10.64%	0
2009	11.270806	12.497861	10.89%	0
2008	16.369247	11.270806	-31.15%	0
2007	15.251778	16.369247	7.33%	0
2006	13.454576	15.251778	13.36%	0
2005	13.513275	13.454576	-0.43%	486
2004	12.886877	13.513275	4.86%	486
2003*	10.000000	12.886877	28.87%	486
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044597	12.027057	-0.15%	3,941
2010	11.361897	12.044597	6.01%	4,042
2009	9.658725	11.361897	17.63%	4,151
2008	10.671951	9.658725	-9.49%	6,251
2007	10.369103	10.671951	2.92%	17,570
2006	10.191431	10.369103	1.74%	9,735
2005	10.307707	10.191431	-1.13%	7,966
2004	10.190502	10.307707	1.15%	1,674
2003*	10.000000	10.190502	1.91%	999
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.873459	11.574966	-2.51%	8,978
2010	10.776056	11.873459	10.18%	9,035
2009	8.879971	10.776056	21.35%	6,051
2008	12.121398	8.879971	-26.74%	579
2007	11.420894	12.121398	6.13%	579
2006	10.645340	11.420894	7.29%	579
2005*	10.000000	10.645340	6.45%	579
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.946635	11.551050	-3.31%	61,181
2010	10.673348	11.946635	11.93%	32,769
2009	8.481095	10.673348	25.85%	22,268
2008	12.891909	8.481095	-34.21%	2,884
2007	11.976237	12.891909	7.65%	3,713
2006	10.950625	11.976237	9.37%	6,959
2005*	10.000000	10.950625	9.51%	3,190
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.829935	11.254305	-4.87%	1,384
2010	10.426657	11.829935	13.46%	1,547
2009	8.118923	10.426657	28.42%	579
2008	13.413650	8.118923	-39.47%	415
2007	12.336072	13.413650	8.74%	415
2006	11.157822	12.336072	10.56%	0
2005*	10.000000	11.157822	11.58%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.317591	15.144867	-7.19%	5,090
2010	13.987693	16.317591	16.66%	7,231
2009	9.681824	13.987693	44.47%	11,603
2008	21.691185	9.681824	-55.37%	19,950
2007	15.214616	21.691185	42.57%	18,535
2006	13.325902	15.214616	14.17%	17,250
2005*	10.000000	13.325902	33.26%	13,872
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.306539	14.098424	-1.45%	20,247
2010	12.716264	14.306539	12.51%	25,906
2009	10.000530	12.716264	27.16%	22,503
2008	17.863277	10.000530	-44.02%	22,472
2007	18.019294	17.863277	-0.87%	28,566
2006	15.346286	18.019294	17.42%	33,505
2005	14.847432	15.346286	3.36%	22,909
2004	13.634249	14.847432	8.90%	3,928
2003*	10.000000	13.634249	36.34%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.562929	14.253099	-2.13%	18,369
2010	12.009351	14.562929	21.26%	22,615
2009	9.586162	12.009351	25.28%	20,558
2008	18.584218	9.586162	-48.42%	25,017
2007	14.988895	18.584218	23.99%	22,791
2006	14.365402	14.988895	4.34%	21,638
2005	13.907364	14.365402	3.29%	12,689
2004	13.775565	13.907364	0.96%	148
2003*	10.000000	13.775565	37.76%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.186292	12.770479	4.79%	83,741
2010	11.574050	12.186292	5.29%	93,755
2009	10.238451	11.574050	13.04%	165,271
2008	10.833067	10.238451	-5.49%	135,009
2007	10.632447	10.833067	1.89%	137,805
2006	10.428513	10.632447	1.96%	71,828
2005	10.453517	10.428513	-0.24%	12,176
2004	10.248354	10.453517	2.00%	2,685
2003*	10.000000	10.248354	2.48%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.439024	22.202713	-12.72%	27,368
2010	20.209885	25.439024	25.87%	28,490
2009	14.771355	20.209885	36.82%	26,766
2008	24.984269	14.771355	-40.88%	33,116
2007	22.128891	24.984269	12.90%	31,691
2006	20.108230	22.128891	10.05%	31,051
2005	17.402840	20.108230	15.55%	33,066
2004	14.259951	17.402840	22.04%	12,701
2003*	10.000000	14.259951	42.60%	1,340

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.781694	15.199276	-19.07%	0
2010	17.002840	18.781694	10.46%	0
2009	13.759764	17.002840	23.57%	0
2008	25.081274	13.759764	-45.14%	0
2007	21.889365	25.081274	14.58%	0
2006	18.983665	21.889365	15.31%	0
2005	16.323571	18.983665	16.30%	0
2004	14.714552	16.323571	10.93%	0
2003*	10.000000	14.714552	47.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.632032	10.216457	-19.12%	8,214
2010	11.435989	12.632032	10.46%	9,023
2009	9.256215	11.435989	23.55%	9,809
2008	16.867887	9.256215	-45.13%	8,800
2007	14.720344	16.867887	14.59%	8,867
2006	12.761915	14.720344	15.35%	10,229
2005	10.977423	12.761915	16.26%	7,840
2004*	10.000000	10.977423	9.77%	1,710
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.678013	17.524295	-10.94%	376
2010	15.909472	19.678013	23.69%	1,848
2009	10.340763	15.909472	53.85%	2,329
2008	21.684189	10.340763	-52.31%	2,514
2007	21.008749	21.684189	3.22%	2,599
2006	18.497060	21.008749	13.58%	2,633
2005	18.445047	18.497060	0.28%	3,945
2004	16.550196	18.445047	11.45%	902
2003*	10.000000	16.550196	65.50%	906
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.327373	11.354426	0.24%	22,522
2010	10.268844	11.327373	10.31%	29,318
2009	7.735514	10.268844	32.75%	20,936
2008	11.232890	7.735514	-31.14%	20,238
2007	11.059653	11.232890	1.57%	31,111
2006*	10.000000	11.059653	10.60%	11,423
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.255724	15.832050	3.78%	10,719
2010	12.916245	15.255724	18.11%	25,274
2009	11.243269	12.916245	14.88%	29,320
2008	15.754182	11.243269	-28.63%	36,560
2007	16.538532	15.754182	-4.74%	38,055
2006	14.422662	16.538532	14.67%	40,013
2005	14.243111	14.422662	1.26%	38,001
2004	13.106978	14.243111	8.67%	21,021
2003*	10.000000	13.106978	31.07%	142

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.053389	19.837005	-5.78%	27,632
2010	16.771307	21.053389	25.53%	29,583
2009	13.263898	16.771307	26.44%	35,675
2008	20.227505	13.263898	-34.43%	16,000
2007	21.167670	20.227505	-4.44%	12,415
2006	18.481973	21.167670	14.53%	5,944
2005	17.355641	18.481973	6.49%	5,943
2004	14.325876	17.355641	21.15%	1,466
2003*	10.000000	14.325876	43.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.032608	8.706930	-3.61%	1,083
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.981258	14.812271	-17.62%	5,550
2010	15.629287	17.981258	15.05%	5,017
2009	9.247507	15.629287	69.01%	7,344
2008	19.959312	9.247507	-53.67%	7,621
2007	15.843098	19.959312	25.98%	6,949
2006	12.625657	15.843098	25.48%	7,922
2005*	10.000000	12.625657	26.26%	4,649
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.137481	16.743601	-12.51%	0
2010	18.031787	19.137481	6.13%	0
2009	13.440017	18.031787	34.16%	0
2008	23.026509	13.440017	-41.63%	0
2007	20.373817	23.026509	13.02%	0
2006	17.134893	20.373817	18.90%	0
2005	15.885923	17.134893	7.86%	0
2004	13.689987	15.885923	16.04%	0
2003*	10.000000	13.689987	36.90%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.817559	12.083161	-12.55%	38,080
2010	13.019215	13.817559	6.13%	39,322
2009	9.692944	13.019215	34.32%	49,629
2008	16.610689	9.692944	-41.65%	108,934
2007	14.698535	16.610689	13.01%	83,475
2006	12.360206	14.698535	18.92%	47,875
2005	11.463043	12.360206	7.83%	22,356
2004*	10.000000	11.463043	14.63%	3,792
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.827809	15.367574	-2.91%	4,446
2010	14.134654	15.827809	11.98%	6,028
2009	12.164656	14.134654	16.19%	10,362
2008	11.699431	12.164656	3.98%	12,617
2007	10.764143	11.699431	8.69%	11,663
2006	9.743053	10.764143	10.48%	10,787
2005*	10.000000	9.743053	-2.57%	7,068

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.299959	8.919009	-13.41%	0
2010*	10.000000	10.299959	3.00%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273901	10.937073	-2.99%	56
2010*	10.000000	11.273901	12.74%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.551668	11.403036	-9.15%	47,633
2010	11.797263	12.551668	6.39%	28,381
2009*	10.000000	11.797263	17.97%	5,249
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.996999	15.873998	-0.77%	0
2010	15.112862	15.996999	5.85%	0
2009	12.292260	15.112862	22.95%	0
2008	14.958403	12.292260	-17.82%	0
2007	13.855599	14.958403	7.96%	157
2006	12.817080	13.855599	8.10%	157
2005	12.159675	12.817080	5.41%	157
2004	11.469301	12.159675	6.02%	157
2003*	10.000000	11.469301	14.69%	157
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.318292	16.689381	-8.89%	22,103
2010	17.572410	18.318292	4.24%	20,915
2009	12.292714	17.572410	42.95%	7,960
2008	22.548081	12.292714	-45.48%	1,485
2007	16.858184	22.548081	33.75%	102
2006	15.780255	16.858184	6.83%	0
2005	14.319641	15.780255	10.20%	0
2004	12.398860	14.319641	15.49%	0
2003*	10.000000	12.398860	23.99%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.810611	25.708882	-33.76%	0
2010	31.709265	38.810611	22.40%	0
2009	18.087269	31.709265	75.31%	0
2008	38.677089	18.087269	-53.24%	0
2007	30.863370	38.677089	25.32%	0
2006	21.498566	30.863370	43.56%	0
2005	16.642455	21.498566	29.18%	0
2004	14.322870	16.642455	16.19%	0
2003*	10.000000	14.322870	43.23%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.397616	14.148047	-1.73%	2,241
2010	13.112809	14.397616	9.80%	2,293
2009	9.629378	13.112809	36.18%	3,277
2008	15.608271	9.629378	-38.31%	2,832
2007	14.361547	15.608271	8.68%	3,370
2006	13.670234	14.361547	5.06%	3,364
2005	13.396381	13.670234	2.04%	3,307
2004	12.555586	13.396381	6.70%	1,329
2003*	10.000000	12.555586	25.56%	857
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.321966	15.905352	-2.55%	101,379
2010	14.990464	16.321966	8.88%	103,560
2009	12.504566	14.990464	19.88%	97,973
2008	18.991604	12.504566	-34.16%	72,016
2007	18.031896	18.991604	5.32%	65,807
2006	15.283513	18.031896	17.98%	28,899
2005	14.662186	15.283513	4.24%	8,681
2004	13.042944	14.662186	12.41%	972
2003*	10.000000	13.042944	30.43%	329
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691901	10.281748	-3.84%	8,207
2010*	10.000000	10.691901	6.92%	5,961
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.031059	-9.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708726	13.486709	-1.62%	22,989
2010	12.375076	13.708726	10.78%	23,489
2009*	10.000000	12.375076	23.75%	2,239
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.852092	9.735254	-1.19%	853,129
2010	8.983685	9.852092	9.67%	813,989
2009	7.435416	8.983685	20.82%	565,219
2008	10.815492	7.435416	-31.25%	244,063
2007	10.409468	10.815492	3.90%	209,883
2006*	10.000000	10.409468	4.09%	173,414
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530616	10.900226	3.51%	183,472
2010	10.148537	10.530616	3.76%	192,106
2009	9.243153	10.148537	9.80%	161,390
2008	10.475613	9.243153	-11.77%	94,721
2007	10.391646	10.475613	0.81%	84,928
2006*	10.000000	10.391646	3.92%	1,733

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860433	9.642894	-11.21%	48,718
2010	9.966894	10.860433	8.97%	47,415
2009	7.189544	9.966894	38.63%	46,221
2008	11.968200	7.189544	-39.93%	32,776
2007	10.690610	11.968200	11.95%	27,965
2006*	10.000000	10.690610	6.91%	10,382
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611252	8.968657	-6.69%	94,850
2010	8.306090	9.611252	15.71%	100,928
2009	6.113361	8.306090	35.87%	95,508
2008	11.194081	6.113361	-45.39%	122,579
2007	10.219554	11.194081	9.54%	95,195
2006*	10.000000	10.219554	2.20%	46,612
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.220211	7.868002	-4.28%	160,165
2010	7.566033	8.220211	8.65%	165,918
2009	5.913455	7.566033	27.95%	125,552
2008	9.752934	5.913455	-39.37%	27,046
2007*	10.000000	9.752934	-2.47%	4,092
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.646779	15.903812	1.64%	0
2010	14.124313	15.646779	10.78%	0
2009	9.881625	14.124313	42.94%	0
2008	14.017052	9.881625	-29.50%	0
2007	13.884132	14.017052	0.96%	154
2006	12.821551	13.884132	8.29%	154
2005	12.791328	12.821551	0.24%	154
2004	11.867438	12.791328	7.79%	154
2003*	10.000000	11.867438	18.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.675948	12.882880	1.63%	4,557
2010	11.441954	12.675948	10.78%	4,786
2009	8.000530	11.441954	43.01%	3,904
2008	11.365871	8.000530	-29.61%	3,737
2007	11.254436	11.365871	0.99%	4,183
2006	10.393547	11.254436	8.28%	2,288
2005*	10.000000	10.393547	3.94%	193
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.596188	7.435009	-13.51%	11,169
2010	7.609657	8.596188	12.96%	11,298
2009	5.081534	7.609657	49.75%	10,980
2008*	10.000000	5.081534	-49.18%	5,766
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.466608	8.965523	-5.29%	71,098
2010	7.825648	9.466608	20.97%	71,405
2009	6.089368	7.825648	28.51%	97,679
2008*	10.000000	6.089368	-39.11%	113,323

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986977	9.646172	-3.41%	256,806
2010	9.239626	9.986977	8.09%	268,338
2009	7.876573	9.239626	17.31%	199,781
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574150	9.050311	-5.47%	592,459
2010	8.701376	9.574150	10.03%	546,085
2009	7.158286	8.701376	21.56%	261,662
2008*	10.000000	7.158286	-28.42%	8,411
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436119	10.361633	-0.71%	89,267
2010	9.981148	10.436119	4.56%	95,871
2009	9.020692	9.981148	10.65%	133,628
2008*	10.000000	9.020692	-9.79%	43,995
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781278	9.352918	-4.38%	839,718
2010	8.970926	9.781278	9.03%	953,254
2009	7.514175	8.970926	19.39%	273,129
2008*	10.000000	7.514175	-24.86%	2,476
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343985	8.720778	-6.67%	76,986
2010	8.423079	9.343985	10.93%	70,940
2009	6.797165	8.423079	23.92%	28,431
2008*	10.000000	6.797165	-32.03%	21,485
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151402	9.911812	-2.36%	66,382
2010	9.509979	10.151402	6.74%	73,390
2009	8.254524	9.509979	15.21%	62,187
2008*	10.000000	8.254524	-17.45%	25,617
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873028	11.309423	4.01%	22,993
2010	10.401215	10.873028	4.54%	26,711
2009	9.783754	10.401215	6.31%	35,397
2008*	10.000000	9.783754	-2.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.811464	12.263446	3.83%	3,462
2010	11.159301	11.811464	5.84%	3,662
2009	9.789551	11.159301	13.99%	2,207
2008*	10.000000	9.789551	-2.10%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.909657	27.212101	-24.22%	0
2010	31.643808	35.909657	13.48%	0
2009	19.818913	31.643808	59.66%	0
2008	48.122722	19.818913	-58.82%	0
2007	33.858651	48.122722	42.13%	0
2006	25.369691	33.858651	33.46%	0
2005	19.581218	25.369691	29.56%	0
2004	16.607127	19.581218	17.91%	0
2003*	10.000000	16.607127	66.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.573303	16.349230	-24.22%	8,434
2010	19.014478	21.573303	13.46%	13,594
2009	11.909007	19.014478	59.66%	13,952
2008	28.870938	11.909007	-58.75%	11,231
2007	20.277193	28.870938	42.38%	10,844
2006	15.166512	20.277193	33.70%	8,904
2005	11.692144	15.166512	29.72%	8,087
2004*	10.000000	11.692144	16.92%	1,716
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.811251	12.402888	5.01%	66,827
2010	11.514011	11.811251	2.58%	72,884
2009	11.453056	11.514011	0.53%	91,440
2008	10.860299	11.453056	5.46%	119,995
2007	10.353356	10.860299	4.90%	91,713
2006	10.232910	10.353356	1.18%	31,071
2005	10.121481	10.232910	1.10%	2,916
2004	10.011977	10.121481	1.09%	949
2003*	10.000000	10.011977	0.12%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.613657	6.708630	-11.89%	13,817
2010	6.881959	7.613657	10.63%	12,596
2009	5.430308	6.881959	26.73%	6,592
2008*	10.000000	5.430308	-45.70%	1,503
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.537033	7.284044	-14.68%	757
2010	8.119311	8.537033	5.14%	757
2009	6.448593	8.119311	25.91%	826
2008	11.574863	6.448593	-44.29%	33,459
2007	10.809622	11.574863	7.08%	33,459
2006*	10.000000	10.809622	8.10%	32,966
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.530524	15.547767	-5.95%	57,133
2010	14.730000	16.530524	12.22%	58,635
2009	11.828083	14.730000	24.53%	38,938
2008	19.130669	11.828083	-38.17%	30,263
2007	18.444319	19.130669	3.72%	31,085
2006	16.119705	18.444319	14.42%	34,826
2005	15.254530	16.119705	5.67%	34,483
2004	13.664970	15.254530	11.63%	8,137
2003*	10.000000	13.664970	36.65%	5,063

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338344	12.186662	-1.23%	29,290
2010	11.476527	12.338344	7.51%	30,028
2009*	10.000000	11.476527	14.77%	21,451
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197581	12.800099	-3.01%	206,607
2010	12.032881	13.197581	9.68%	195,804
2009*	10.000000	12.032881	20.33%	91,507
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.098070	12.191753	0.77%	23,393
2010	11.669859	12.098070	3.67%	25,958
2009	10.927449	11.669859	6.79%	59,519
2008	11.877231	10.927449	-8.00%	46,955
2007	11.513806	11.877231	3.16%	12,865
2006	11.077275	11.513806	3.94%	12,139
2005	10.952061	11.077275	1.14%	11,545
2004	10.689651	10.952061	2.45%	7,358
2003*	10.000000	10.689651	6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.447136	14.138667	-2.14%	384,869
2010	13.304813	14.447136	8.59%	375,931
2009	11.407345	13.304813	16.63%	341,266
2008	15.171392	11.407345	-24.81%	285,638
2007	14.668446	15.171392	3.43%	286,818
2006	13.454683	14.668446	9.02%	243,246
2005	13.045291	13.454683	3.14%	106,413
2004	12.165025	13.045291	7.24%	11,232
2003*	10.000000	12.165025	21.65%	5,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.743222	15.085484	-4.18%	183,788
2010	14.251599	15.743222	10.47%	201,571
2009	11.702718	14.251599	21.78%	179,506
2008	17.423574	11.702718	-32.83%	190,881
2007	16.768061	17.423574	3.91%	163,010
2006	14.952516	16.768061	12.14%	117,458
2005	14.263556	14.952516	4.83%	65,708
2004	12.997638	14.263556	9.74%	42,226
2003*	10.000000	12.997638	29.98%	4,931
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.339394	13.329259	-0.08%	59,814
2010	12.556065	13.339394	6.24%	64,757
2009	11.195205	12.556065	12.16%	42,098
2008	13.460476	11.195205	-16.83%	48,773
2007	12.989664	13.460476	3.62%	53,073
2006	12.236824	12.989664	6.15%	42,864
2005	11.961955	12.236824	2.30%	7,257
2004	11.402220	11.961955	4.91%	24,921
2003*	10.000000	11.402220	14.02%	1,009

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656746	13.036939	-4.54%	42,972
2010	12.854703	13.656746	6.24%	71,481
2009*	10.000000	12.854703	28.55%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.655840	19.708343	-4.59%	8,355
2010	16.718064	20.655840	23.55%	9,250
2009	12.487012	16.718064	33.88%	8,560
2008	20.075698	12.487012	-37.80%	20,563
2007	19.067285	20.075698	5.29%	17,600
2006	17.722533	19.067285	7.59%	17,427
2005	16.147774	17.722533	9.75%	4,057
2004	14.251954	16.147774	13.30%	1,051
2003*	10.000000	14.251954	42.52%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.839155	9.633102	-2.09%	227,458
2010	10.050193	9.839155	-2.10%	191,953
2009	10.261467	10.050193	-2.06%	125,655
2008	10.270653	10.261467	-0.09%	59,493
2007	10.012324	10.270653	2.58%	65,943
2006	9.783288	10.012324	2.34%	13,176
2005	9.732884	9.783288	0.52%	6,225
2004	9.861643	9.732884	-1.31%	505
2003*	10.000000	9.861643	-1.38%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.720750	13.145245	3.34%	21,427
2010	11.749549	12.720750	8.27%	21,824
2009	9.649035	11.749549	21.77%	10,336
2008	11.916606	9.649035	-19.03%	1,338
2007	11.635476	11.916606	2.42%	4,607
2006	11.335904	11.635476	2.64%	4,978
2005	11.331349	11.335904	0.04%	4,973
2004	10.864513	11.331349	4.30%	1,232
2003*	10.000000	10.864513	8.65%	650
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.964302	7.931754	-11.52%	81,152
2010	8.045694	8.964302	11.42%	80,026
2009	6.038060	8.045694	33.25%	100,259
2008*	10.000000	6.038060	-39.62%	105,257
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.622772	11.966235	-18.17%	0
2010	14.104761	14.622772	3.67%	0
2009	11.124651	14.104761	26.79%	0
2008	21.232533	11.124651	-47.61%	0
2007	21.118567	21.232533	0.54%	0
2006	17.622408	21.118567	19.84%	0
2005	16.101549	17.622408	9.45%	0
2004	13.705719	16.101549	17.48%	0
2003*	10.000000	13.705719	37.06%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.376995	8.493214	-18.15%	20,373
2010	10.013563	10.376995	3.63%	21,028
2009	7.898878	10.013563	26.77%	16,037
2008	15.068152	7.898878	-47.58%	55,722
2007	14.988756	15.068152	0.53%	55,289
2006	12.506971	14.988756	19.84%	29,694
2005	11.426098	12.506971	9.46%	6,867
2004*	10.000000	11.426098	14.26%	1,672
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.968663	8.496867	-5.26%	46,022
2010	7.941252	8.968663	12.94%	56,361
2009	6.270928	7.941252	26.64%	62,543
2008*	10.000000	6.270928	-37.29%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.617750	7.923076	-8.06%	10,408
2010	7.807353	8.617750	10.38%	16,261
2009	6.259102	7.807353	24.74%	19,252
2008*	10.000000	6.259102	-37.41%	1,255
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.494444	8.881687	-6.45%	46,459
2010	7.668251	9.494444	23.81%	48,477
2009	6.181744	7.668251	24.05%	58,263
2008*	10.000000	6.181744	-38.18%	36,748
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.967239	9.531795	-4.37%	43,971
2010	8.510135	9.967239	17.12%	44,825
2009	6.662616	8.510135	27.73%	56,387
2008*	10.000000	6.662616	-33.37%	75,789
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.796402	13.390907	-2.94%	2,423
2010	11.264231	13.796402	22.48%	2,380
2009	9.046446	11.264231	24.52%	2,084
2008	17.284612	9.046446	-47.66%	3,252
2007	16.125427	17.284612	7.19%	3,865
2006	15.993016	16.125427	0.83%	3,377
2005	15.162120	15.993016	5.48%	4,384
2004	13.685172	15.162120	10.79%	0
2003*	10.000000	13.685172	36.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.195437	18.693871	-7.44%	5,371
2010	16.310202	20.195437	23.82%	6,076
2009	13.236995	16.310202	23.22%	5,827
2008	19.972748	13.236995	-33.72%	6,363
2007	21.993626	19.972748	-9.19%	3,825
2006	19.184190	21.993626	14.64%	2,958
2005	19.064233	19.184190	0.63%	2,712
2004	16.644152	19.064233	14.54%	924
2003*	10.000000	16.644152	66.44%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.730922	18.196320	-7.78%	7,181
2010	16.125661	19.730922	22.36%	7,532
2009	12.252934	16.125661	31.61%	6,138
2008	20.303718	12.252934	-39.65%	11,155
2007	20.356045	20.303718	-0.26%	9,571
2006	18.605026	20.356045	9.41%	7,655
2005	16.965887	18.605026	9.66%	660
2004	14.589240	16.965887	16.29%	61
2003*	10.000000	14.589240	45.89%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.414038	13.182567	-1.73%	45,264
2010	12.101367	13.414038	10.85%	47,404
2009	9.844944	12.101367	22.92%	63,782
2008	17.223534	9.844944	-42.84%	77,611
2007	16.307763	17.223534	5.62%	64,864
2006	14.688209	16.307763	11.03%	30,447
2005	14.015661	14.688209	4.80%	1,322
2004	13.070163	14.015661	7.23%	0
2003*	10.000000	13.070163	30.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.019006	9.372044	3.91%	16,371
2010	7.096102	9.019006	27.10%	27,262
2009	5.553739	7.096102	27.77%	32,117
2008*	10.000000	5.553739	-44.46%	8,203
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307783	10.222898	-0.82%	42,017
2010	10.280127	10.307783	0.27%	47,338
2009	9.803617	10.280127	4.86%	48,736
2008*	10.000000	9.803617	-1.96%	3,509
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.379897	11.471486	-14.26%	70,662
2010	12.851162	13.379897	4.11%	65,433
2009*	10.000000	12.851162	28.51%	81,931
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.882969	14.199541	-4.59%	32,645
2010	13.168073	14.882969	13.02%	49,400
2009	10.486221	13.168073	25.58%	44,933
2008	17.061953	10.486221	-38.54%	65,295
2007	17.896513	17.061953	-4.66%	89,331
2006	15.818035	17.896513	13.14%	58,049
2005	15.542219	15.818035	1.77%	30,619
2004	13.558912	15.542219	14.63%	21,989
2003*	10.000000	13.558912	35.59%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946344	9.766160	-1.81%	39,201
2010	9.649687	9.946344	3.07%	49,000
2009	8.697519	9.649687	10.95%	53,821
2008	10.262231	8.697519	-15.25%	80,715
2007	10.006105	10.262231	2.56%	87,936
2006	9.808011	10.006105	2.02%	50,634
2005	9.875283	9.808011	-0.68%	24,928
2004	10.009117	9.875283	-1.34%	335
2003*	10.000000	10.009117	0.09%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.580968	12.186666	-3.13%	1,363
2010	10.743628	12.580968	17.10%	2,562
2009	8.939912	10.743628	20.18%	2,541
2008	15.087693	8.939912	-40.75%	2,042
2007	15.334216	15.087693	-1.61%	3,103
2006	14.880759	15.334216	3.05%	3,407
2005	14.771022	14.880759	0.74%	2,799
2004	13.486046	14.771022	9.53%	1,949
2003*	10.000000	13.486046	34.86%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.229701	14.451181	-5.11%	2,119
2010	12.662147	15.229701	20.28%	0
2009	9.841068	12.662147	28.67%	0
2008	16.600245	9.841068	-40.72%	0
2007	15.758503	16.600245	5.34%	76,061
2006	14.155819	15.758503	11.32%	35,025
2005	13.530734	14.155819	4.62%	0
2004	12.200696	13.530734	10.90%	0
2003*	10.000000	12.200696	22.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.803078	12.365987	-10.41%	17,163
2010	12.189109	13.803078	13.24%	17,799
2009	8.932814	12.189109	36.45%	24,712
2008	15.296455	8.932814	-41.60%	38,141
2007	14.733733	15.296455	3.82%	39,078
2006	12.818539	14.733733	14.94%	29,907
2005	11.480022	12.818539	11.66%	26,410
2004*	10.000000	11.480022	14.80%	12,726
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.079535	18.877784	-10.44%	0
2010	18.609110	21.079535	13.28%	0
2009	13.640261	18.609110	36.43%	0
2008	23.351169	13.640261	-41.59%	0
2007	22.487327	23.351169	3.84%	0
2006	19.570190	22.487327	14.91%	0
2005	17.524692	19.570190	11.67%	0
2004	15.057803	17.524692	16.38%	0
2003*	10.000000	15.057803	50.58%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.755262	2.642015	-4.11%	144,070
2010	2.462891	2.755262	11.87%	20,589
2009	1.990023	2.462891	23.76%	15,744
2008	9.512947	1.990023	-79.08%	7,679
2007*	10.000000	9.512947	-4.87%	792
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.864023	3.686327	-4.60%	1,185
2010	3.448825	3.864023	12.04%	1,315
2009	2.796949	3.448825	23.31%	3,525
2008	13.334551	2.796949	-79.02%	3,723
2007	13.686348	13.334551	-2.57%	6,670
2006	12.798301	13.686348	6.94%	8,364
2005	12.815119	12.798301	-0.13%	7,188
2004	12.038753	12.815119	6.45%	1,386
2003*	10.000000	12.038753	20.39%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.110498	13.771324	-2.40%	51,084
2010	12.443640	14.110498	13.40%	52,857
2009	9.930610	12.443640	25.31%	65,409
2008	16.528218	9.930610	-39.92%	67,121
2007	16.211670	16.528218	1.95%	59,520
2006	14.428937	16.211670	12.36%	34,793
2005	13.937408	14.428937	3.53%	4,968
2004	13.043437	13.937408	6.85%	959
2003*	10.000000	13.043437	30.43%	89
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.003588	19.117619	-4.43%	5,028
2010	16.604042	20.003588	20.47%	4,735
2009	12.390383	16.604042	34.01%	5,035
2008	20.415374	12.390383	-39.31%	24,530
2007	21.150187	20.415374	-3.47%	13,175
2006	18.840893	21.150187	12.26%	6,379
2005	17.539795	18.840893	7.42%	881
2004	15.032668	17.539795	16.68%	453
2003*	10.000000	15.032668	50.33%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.576880	12.288357	6.15%	7,638
2010	10.811888	11.576880	7.08%	6,730
2009*	10.000000	10.811888	8.12%	4,622
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215134	11.090916	-1.11%	59,796
2010	10.890926	11.215134	2.98%	51,894
2009*	10.000000	10.890926	8.91%	40,673
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.950190	-0.50%	13,478

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.238418	11.425755	-6.64%	5,615
2010	10.929344	12.238418	11.98%	5,615
2009	8.599969	10.929344	27.09%	5,615
2008	14.330172	8.599969	-39.99%	5,615
2007	15.580207	14.330172	-8.02%	6,379
2006	13.729004	15.580207	13.48%	6,379
2005	13.325915	13.729004	3.02%	5,858
2004	12.250469	13.325915	8.78%	858
2003*	10.000000	12.250469	22.50%	764
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.083820	12.266636	-18.68%	0
2010	14.003146	15.083820	7.72%	0
2009	11.476504	14.003146	22.02%	0
2008	20.916125	11.476504	-45.13%	0
2007	19.717499	20.916125	6.08%	0
2006	15.768278	19.717499	25.05%	0
2005	14.354586	15.768278	9.85%	0
2004	12.618741	14.354586	13.76%	0
2003*	10.000000	12.618741	26.19%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.510599	12.474923	-19.57%	0
2010	13.115285	15.510599	18.26%	0
2009	8.173749	13.115285	60.46%	0
2008	13.259772	8.173749	-38.36%	0
2007	12.837112	13.259772	3.29%	0
2006	12.435784	12.837112	3.23%	474
2005	12.017602	12.435784	3.48%	474
2004	11.687170	12.017602	2.83%	474
2003*	10.000000	11.687170	16.87%	474
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.487823	11.334453	8.07%	56
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709575	11.051863	3.20%	16,425
2010	10.237153	10.709575	4.61%	18,372
2009	9.559941	10.237153	7.08%	18,942
2008	10.905234	9.559941	-12.34%	50,823
2007	10.587907	10.905234	3.00%	81,642
2006	10.442533	10.587907	1.39%	35,645
2005	10.262197	10.442533	1.76%	5,152
2004	10.072087	10.262197	1.89%	857
2003*	10.000000	10.072087	0.72%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.046461	19.931276	4.65%	0
2010	17.727894	19.046461	7.44%	0
2009	13.917120	17.727894	27.38%	0
2008	16.720479	13.917120	-16.77%	0
2007	16.054452	16.720479	4.15%	0
2006	14.799035	16.054452	8.48%	0
2005	13.479698	14.799035	9.79%	0
2004	12.508112	13.479698	7.77%	0
2003*	10.000000	12.508112	25.08%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.778157	14.737338	-6.60%	8,678
2010	12.712743	15.778157	24.11%	6,891
2009	8.507010	12.712743	49.44%	104

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.415576	13.924644	3.79%	590
2010	12.154509	13.415576	10.38%	590
2009	10.321322	12.154509	17.76%	590
2008	17.786875	10.321322	-41.97%	590
2007	17.337183	17.786875	2.59%	590
2006	15.144788	17.337183	14.48%	590
2005	14.796522	15.144788	2.35%	590
2004	13.595858	14.796522	8.83%	590
2003*	10.000000	13.595858	35.96%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.558803	19.277145	-10.58%	6,749
2010	17.404316	21.558803	23.87%	10,479
2009	12.468133	17.404316	39.59%	10,527
2008	19.832168	12.468133	-37.13%	1,043
2007	19.965371	19.832168	-0.67%	360
2006	17.865579	19.965371	11.75%	360
2005	17.121537	17.865579	4.35%	360
2004	14.694707	17.121537	16.51%	360
2003*	10.000000	14.694707	46.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.096200	13.227132	9.35%	16,001
2010	11.759923	12.096200	2.86%	12,744
2009	10.904447	11.759923	7.85%	18,081
2008	11.323944	10.904447	-3.70%	26,787
2007	10.570546	11.323944	7.13%	27,820
2006	10.633379	10.570546	-0.59%	25,210
2005	10.699178	10.633379	-0.61%	19,538
2004	10.333794	10.699178	3.54%	3,251
2003*	10.000000	10.333794	3.34%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.760909	13.850366	0.65%	0
2010	12.351094	13.760909	11.41%	0
2009	10.717595	12.351094	15.24%	244
2008	16.781597	10.717595	-36.13%	244
2007	17.227078	16.781597	-2.59%	244
2006	15.070569	17.227078	14.31%	244
2005	14.735099	15.070569	2.28%	244
2004	13.376738	14.735099	10.15%	244
2003*	10.000000	13.376738	33.77%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.672148	13.265997	-2.97%	374
2010	11.743771	13.672148	16.42%	429
2009	9.246206	11.743771	27.01%	544
2008	12.517607	9.246206	-26.13%	3,156
2007	13.112239	12.517607	-4.53%	4,467
2006	11.145263	13.112239	17.65%	1,856
2005*	10.000000	11.145263	11.45%	912

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.891017	12.155242	-5.71%	30,479
2010	12.002530	12.891017	7.40%	24,571
2009*	10.000000	12.002530	20.03%	11,029
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.065456	19.745389	-1.60%	8,635
2010	16.296904	20.065456	23.12%	13,523
2009	13.321224	16.296904	22.34%	11,787
2008	19.706561	13.321224	-32.40%	6,236
2007	20.274828	19.706561	-2.80%	2,805
2006	18.109345	20.274828	11.96%	3,855
2005	17.257706	18.109345	4.93%	2,157
2004	14.169996	17.257706	19.27%	4,138
2003*	10.000000	14.469996	44.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.319483	14.239301	-0.56%	1,675
2010	12.776566	14.319483	12.08%	2,719
2009	10.359253	12.776566	23.33%	2,928
2008	16.891228	10.359253	-38.67%	2,947
2007	16.443643	16.891228	2.72%	3,557
2006	14.585941	16.443643	12.74%	3,863
2005	14.272677	14.585941	2.19%	3,657
2004	13.217847	14.272677	7.98%	3,406
2003*	10.000000	13.217847	32.18%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.479739	15.407401	6.41%	4,592
2010	12.862524	14.479739	12.57%	1,404
2009	10.754509	12.862524	19.60%	5,095
2008	15.639524	10.754509	-31.24%	5,106
2007	14.959996	15.639524	4.54%	10,411
2006	13.155529	14.959996	13.72%	13,686
2005	12.912068	13.155529	1.89%	1,049
2004	12.591796	12.912068	2.54%	0
2003*	10.000000	12.591796	25.92%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.965369	10.903391	-15.90%	0
2010	10.128659	12.965369	28.01%	0
2009	8.230704	10.128659	23.06%	0
2008	13.517843	8.230704	-39.11%	0
2007	15.573272	13.517843	-13.20%	0
2006	15.373292	15.573272	1.30%	0
2005	14.883101	15.373292	3.29%	0
2004	13.697160	14.883101	8.66%	0
2003*	10.000000	13.697160	36.97%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.771667	12.733773	-7.54%	0
2010	12.454039	13.771667	10.58%	0
2009	11.237033	12.454039	10.83%	253
2008	16.328535	11.237033	-31.18%	253
2007	15.221663	16.328535	7.27%	253
2006	13.434856	15.221663	13.30%	253
2005	13.500348	13.434856	-0.49%	253
2004	12.881115	13.500348	4.81%	253
2003*	10.000000	12.881115	28.81%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.996204	11.972641	-0.20%	1,286
2010	11.322034	11.996204	5.95%	1,742
2009	9.629755	11.322034	17.57%	1,877
2008	10.645376	9.629755	-9.54%	2,029
2007	10.348611	10.645376	2.87%	3,554
2006	10.176471	10.348611	1.69%	3,705
2005	10.297824	10.176471	-1.18%	9,058
2004	10.185940	10.297824	1.10%	8,832
2003*	10.000000	10.185940	1.86%	5,908
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.839105	11.535594	-2.56%	5,315
2010	10.750376	11.839105	10.13%	5,373
2009	8.863343	10.750376	21.29%	5,427
2008	12.104909	8.863343	-26.78%	0
2007	11.411221	12.104909	6.08%	0
2006	10.641737	11.411221	7.23%	0
2005*	10.000000	10.641737	6.42%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.912123	11.511808	-3.36%	6,081
2010	10.647943	11.912123	11.87%	6,111
2009	8.465223	10.647943	25.78%	3,459
2008	12.874364	8.465223	-34.25%	0
2007	11.966082	12.874364	7.59%	0
2006	10.946916	11.966082	9.31%	0
2005*	10.000000	10.946916	9.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.795751	11.216070	-4.91%	7,259
2010	10.401840	11.795751	13.40%	0
2009	8.103739	10.401840	28.36%	0
2008	13.395425	8.103739	-39.50%	0
2007	12.325627	13.395425	8.68%	0
2006	11.154054	12.325627	10.50%	0
2005*	10.000000	11.154054	11.54%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.270402	15.093369	-7.23%	20,810
2010	13.954374	16.270402	16.60%	17,524
2009	9.663708	13.954374	44.40%	22,831
2008	21.661696	9.663708	-55.39%	37,722
2007	15.201743	21.661696	42.49%	39,427
2006	13.321401	15.201743	14.12%	20,638
2005*	10.000000	13.321401	33.21%	16,476
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.249134	14.034687	-1.50%	6,585
2010	12.671706	14.249134	12.45%	6,228
2009	9.970573	12.671706	27.09%	4,398
2008	17.818898	9.970573	-44.04%	6,614
2007	17.983758	17.818898	-0.92%	7,872
2006	15.323812	17.983758	17.36%	8,998
2005	14.833235	15.323812	3.31%	2,471
2004	13.628173	14.833235	8.84%	0
2003*	10.000000	13.628173	36.28%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.504432	14.188613	-2.18%	11,402
2010	11.967217	14.504432	21.20%	8,826
2009	9.557413	11.967217	25.21%	10,148
2008	18.537976	9.557413	-48.44%	24,195
2007	14.959285	18.537976	23.92%	30,769
2006	14.344339	14.959285	4.29%	14,620
2005	13.894056	14.344339	3.24%	13,176
2004	13.769405	13.894056	0.91%	7,252
2003*	10.000000	13.769405	37.69%	4,069
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.137372	12.712726	4.74%	15,135
2010	11.533473	12.137372	5.24%	16,923
2009	10.207763	11.533473	12.99%	28,180
2008	10.806111	10.207763	-5.54%	26,770
2007	10.611436	10.806111	1.83%	31,801
2006	10.413201	10.611436	1.90%	16,823
2005	10.443492	10.413201	-0.29%	13,597
2004	10.243758	10.443492	1.95%	10,651
2003*	10.000000	10.243758	2.44%	7,391
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.336905	22.102308	-12.77%	7,938
2010	20.139013	25.336905	25.81%	15,016
2009	14.727075	20.139013	36.75%	16,273
2008	24.922137	14.727075	-40.91%	20,551
2007	22.085204	24.922137	12.85%	20,233
2006	20.078761	22.085204	9.99%	22,898
2005	17.386188	20.078761	15.49%	19,505
2004	14.253575	17.386188	21.98%	11,313
2003*	10.000000	14.253575	42.54%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.706275	15.130510	-19.12%	0
2010	16.943204	18.706275	10.41%	0
2009	13.718520	16.943204	23.51%	0
2008	25.018905	13.718520	-45.17%	0
2007	21.846147	25.018905	14.52%	0
2006	18.955829	21.846147	15.25%	0
2005	16.307938	18.955829	16.24%	2,707
2004	14.707983	16.307938	10.88%	2,848
2003*	10.000000	14.707983	47.08%	5,034
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.589114	10.176551	-19.16%	5,710
2010	11.402947	12.589114	10.40%	5,760
2009	9.234195	11.402947	23.49%	9,031
2008	16.836394	9.234195	-45.15%	14,245
2007	14.700399	16.836394	14.53%	16,946
2006	12.751104	14.700399	15.29%	23,072
2005	10.973711	12.751104	16.20%	23,407
2004*	10.000000	10.973711	9.74%	9,901
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.599000	17.445015	-10.99%	722
2010	15.853676	19.599000	23.62%	730
2009	10.309761	15.853676	53.77%	748
2008	21.630269	10.309761	-52.34%	1,059
2007	20.967279	21.630269	3.16%	1,113
2006	18.469952	20.967279	13.52%	3,523
2005	18.427397	18.469952	0.23%	2,606
2004	16.542802	18.427397	11.39%	2,638
2003*	10.000000	16.542802	65.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.300407	11.321632	0.19%	4,428
2010	10.249637	11.300407	10.25%	3,591
2009	7.724985	10.249637	32.68%	4,942
2008	11.223320	7.724985	-31.17%	1,239
2007	11.055909	11.223320	1.51%	1,699
2006*	10.000000	11.055909	10.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.194446	15.760427	3.72%	2,884
2010	12.870931	15.194446	18.05%	3,170
2009	11.209544	12.870931	14.82%	3,957
2008	15.714970	11.209544	-28.67%	5,473
2007	16.505853	15.714970	-4.79%	6,067
2006	14.401495	16.505853	14.61%	6,290
2005	14.229461	14.401495	1.21%	9,793
2004	13.101116	14.229461	8.61%	5,500
2003*	10.000000	13.101116	31.01%	3,020

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.968819	19.747243	-5.83%	11,981
2010	16.712457	20.968819	25.47%	17,255
2009	13.224120	16.712457	26.38%	21,779
2008	20.177183	13.224120	-34.46%	14,407
2007	21.125864	20.177183	-4.49%	13,082
2006	18.454862	21.125864	14.47%	10,222
2005	17.339029	18.454862	6.44%	3,088
2004	14.319472	17.339029	21.09%	2,609
2003*	10.000000	14.319472	43.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.020303	8.690646	-3.65%	3,662
2010	8.361041	9.020303	7.88%	4,157
2009	6.560161	8.361041	27.45%	4,606
2008*	10.000000	6.560161	-34.40%	637
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.929300	14.761921	-17.67%	14,333
2010	15.592077	17.929300	14.99%	15,855
2009	9.230195	15.592077	68.92%	24,230
2008	19.932177	9.230195	-53.69%	45,404
2007	15.829675	19.932177	25.92%	56,403
2006	12.621376	15.829675	25.42%	35,407
2005*	10.000000	12.621376	26.21%	15,982
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.060655	16.667873	-12.55%	385
2010	17.968563	19.060655	6.08%	385
2009	13.399730	17.968563	34.10%	385
2008	22.969250	13.399730	-41.66%	385
2007	20.333594	22.969250	12.96%	385
2006	17.109780	20.333594	18.84%	385
2005	15.870724	17.109780	7.81%	385
2004	13.683872	15.870724	15.98%	385
2003*	10.000000	13.683872	36.84%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.770639	12.035979	-12.60%	2,970
2010	12.981636	13.770639	6.08%	2,328
2009	9.669894	12.981636	34.25%	2,626
2008	16.579664	9.669894	-41.68%	20,043
2007	14.678609	16.579664	12.95%	15,152
2006	12.349740	14.678609	18.86%	8,902
2005	11.459180	12.349740	7.77%	5,354
2004*	10.000000	11.459180	14.59%	2,241
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.782097	15.315394	-2.96%	3,544
2010	14.101026	15.782097	11.92%	5,564
2009	12.141911	14.101026	16.14%	5,454
2008	11.683525	12.141911	3.92%	9,318
2007	10.755033	11.683525	8.63%	10,218
2006	9.739759	10.755033	10.42%	2,198
2005*	10.000000	9.739759	-2.60%	864

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.299093	8.913723	-13.45%	0
2010*	10.000000	10.299093	2.99%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272959	10.930588	-3.04%	3,702
2010*	10.000000	11.272959	12.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.540990	11.387526	-9.20%	10,721
2010	11.793245	12.540990	6.34%	5,370
2009*	10.000000	11.793245	17.93%	717
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.932725	15.802167	-0.82%	0
2010	15.059825	15.932725	5.80%	0
2009	12.255381	15.059825	22.88%	0
2008	14.921164	12.255381	-17.87%	0
2007	13.828220	14.921164	7.90%	0
2006	12.798270	13.828220	8.05%	0
2005	12.148022	12.798270	5.35%	0
2004	11.464168	12.148022	5.97%	0
2003*	10.000000	11.464168	14.64%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.244750	16.613905	-8.94%	4,251
2010	17.510807	18.244750	4.19%	4,159
2009	12.255874	17.510807	42.88%	5,186
2008	22.492026	12.255874	-45.51%	2,287
2007	16.824912	22.492026	33.68%	961
2006	15.757146	16.824912	6.78%	0
2005	14.305940	15.757146	10.14%	0
2004	12.393318	14.305940	15.43%	0
2003*	10.000000	12.393318	23.93%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.654799	25.592595	-33.79%	0
2010	31.598080	38.654799	22.33%	0
2009	18.033045	31.598080	75.22%	0
2008	38.580923	18.033045	-53.26%	0
2007	30.802441	38.580923	25.25%	0
2006	21.467056	30.802441	43.49%	0
2005	16.626520	21.467056	29.11%	0
2004	14.316465	16.626520	16.14%	0
2003*	10.000000	14.316465	43.16%	2,305

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.339761	14.084020	-1.78%	1,140
2010	13.066790	14.339761	9.74%	1,474
2009	9.600491	13.066790	36.11%	2,394
2008	15.569415	9.600491	-38.34%	3,004
2007	14.333162	15.569415	8.63%	3,235
2006	13.650173	14.333162	5.00%	3,352
2005	13.383547	13.650173	1.99%	4,267
2004	12.549972	13.383547	6.64%	1,277
2003*	10.000000	12.549972	25.50%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.256404	15.833392	-2.60%	9,157
2010	14.937872	16.256404	8.83%	12,292
2009	12.467076	14.937872	19.82%	19,701
2008	18.944360	12.467076	-34.19%	11,919
2007	17.996291	18.944360	5.27%	10,826
2006	15.261111	17.996291	17.92%	3,833
2005	14.648152	15.261111	4.18%	2,241
2004	13.037116	14.648152	12.36%	2,241
2003*	10.000000	13.037116	30.37%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688282	10.273024	-3.89%	1,750
2010*	10.000000	10.688282	6.88%	1,189
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.027991	-9.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.697071	13.468372	-1.67%	4,158
2010	12.370863	13.697071	10.72%	4,689
2009*	10.000000	12.370863	23.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828613	9.707105	-1.24%	135,374
2010	8.966848	9.828613	9.61%	155,720
2009	7.425270	8.966848	20.76%	93,846
2008	10.806270	7.425270	-31.29%	21,987
2007	10.405944	10.806270	3.85%	23,946
2006*	10.000000	10.405944	4.06%	24,088
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505524	10.868716	3.46%	9,081
2010	10.129525	10.505524	3.71%	11,742
2009	9.230548	10.129525	9.74%	6,166
2008	10.466687	9.230548	-11.81%	7,734
2007	10.388122	10.466687	0.76%	6,937
2006*	10.000000	10.388122	3.88%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.834550	9.615008	-11.26%	10,202
2010	9.948218	10.834550	8.91%	11,917
2009	7.179740	9.948218	38.56%	15,984
2008	11.957998	7.179740	-39.96%	16,446
2007	10.686985	11.957998	11.89%	22,821
2006*	10.000000	10.686985	6.87%	16,872
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.588362	8.942733	-6.73%	15,526
2010	8.290539	9.588362	15.65%	16,919
2009	6.105029	8.290539	35.80%	19,397
2008	11.184549	6.105029	-45.42%	27,283
2007	10.216091	11.184549	9.48%	26,930
2006*	10.000000	10.216091	2.16%	2,946
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.204802	7.849255	-4.33%	19,073
2010	7.555705	8.204802	8.59%	23,624
2009	5.908398	7.555705	27.88%	14,257
2008	9.749596	5.908398	-39.40%	8,506
2007*	10.000000	9.749596	-2.50%	6,099
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.583969	15.831907	1.59%	400
2010	14.074796	15.583969	10.72%	494
2009	9.851999	14.074796	42.86%	549
2008	13.982184	9.851999	-29.54%	762
2007	13.856713	13.982184	0.91%	1,251
2006	12.802753	13.856713	8.23%	1,416
2005	12.779081	12.802753	0.19%	4,579
2004	11.862127	12.779081	7.73%	5,911
2003*	10.000000	11.862127	18.62%	4,390
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.639318	12.839101	1.58%	6,566
2010	11.414715	12.639318	10.73%	11,925
2009	7.985550	11.414715	42.94%	9,336
2008	11.350392	7.985550	-29.65%	3,736
2007	11.244887	11.350392	0.94%	4,471
2006	10.390020	11.244887	8.23%	2,395
2005*	10.000000	10.390020	3.90%	2,497
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.584485	7.421099	-13.55%	13,456
2010	7.603174	8.584485	12.91%	20,598
2009	5.079792	7.603174	49.67%	24,889
2008*	10.000000	5.079792	-49.20%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.453736	8.948768	-5.34%	10,216
2010	7.818986	9.453736	20.91%	10,816
2009	6.087288	7.818986	28.45%	24,181
2008*	10.000000	6.087288	-39.13%	28,891

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.987924	8.234030	-8.39%	0
2010	7.990243	8.987924	12.49%	0
2009	6.320475	7.990243	26.42%	0
2008*	10.000000	6.320475	-36.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.973398	9.628146	-3.46%	6,563
2010	9.231775	9.973398	8.03%	0
2009	7.873896	9.231775	17.25%	0
2008*	10.000000	7.873896	-21.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561116	9.033388	-5.52%	218,922
2010	8.693971	9.561116	9.97%	239,501
2009	7.155840	8.693971	21.49%	115,994
2008*	10.000000	7.155840	-28.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421908	10.342256	-0.76%	57,801
2010	9.972650	10.421908	4.50%	32,468
2009	9.017623	9.972650	10.59%	5,658
2008*	10.000000	9.017623	-9.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.767952	9.335399	-4.43%	114,769
2010	8.963277	9.767952	8.98%	134,686
2009	7.511606	8.963277	19.33%	61,367
2008*	10.000000	7.511606	-24.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.331274	8.704464	-6.72%	3,232
2010	8.415919	9.331274	10.88%	3,682
2009	6.794850	8.415919	23.86%	0
2008*	10.000000	6.794850	-32.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137580	9.893273	-2.41%	22,036
2010	9.501879	10.137580	6.69%	22,036
2009	8.251709	9.501879	15.15%	32,914
2008*	10.000000	8.251709	-17.48%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.858224	11.288265	3.96%	3,725
2010	10.392365	10.858224	4.48%	4,238
2009	9.780422	10.392365	6.26%	7,468
2008*	10.000000	9.780422	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.795397	12.240525	3.77%	3,178
2010	11.149811	11.795397	5.79%	9,627
2009	9.786216	11.149811	13.93%	17,965
2008*	10.000000	9.786216	-2.14%	2,423

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.765494	27.089023	-24.26%	0
2010	31.532852	35.765494	13.42%	0
2009	19.759512	31.532852	59.58%	0
2008	48.003108	19.759512	-58.84%	0
2007	33.791817	48.003108	42.06%	0
2006	25.332516	33.791817	33.39%	0
2005	19.562478	25.332516	29.50%	0
2004	16.599720	19.562478	17.85%	0
2003*	10.000000	16.599720	66.00%	1,010
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.499990	16.285347	-24.25%	13,057
2010	18.959530	21.499990	13.40%	14,363
2009	11.880662	18.959530	59.58%	22,272
2008	28.817018	11.880662	-58.77%	38,704
2007	20.249698	28.817018	42.31%	48,047
2006	15.153663	20.249698	33.63%	31,908
2005	11.688190	15.153663	29.65%	15,468
2004*	10.000000	11.688190	16.88%	5,815
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763830	12.346802	4.96%	14,228
2010	11.473635	11.763830	2.53%	15,638
2009	11.418724	11.473635	0.48%	20,293
2008	10.833282	11.418724	5.40%	24,981
2007	10.332904	10.833282	4.84%	20,857
2006	10.217896	10.332904	1.13%	9,161
2005	10.111774	10.217896	1.05%	0
2004	10.007485	10.111774	1.04%	0
2003*	10.000000	10.007485	0.07%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.603263	6.696046	-11.93%	6,695
2010	6.876080	7.603263	10.58%	8,712
2009	5.428443	6.876080	26.67%	14,702
2008*	10.000000	5.428443	-45.72%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.516680	7.262970	-14.72%	1,949
2010	8.104100	8.516680	5.09%	1,972
2009	6.439806	8.104100	25.84%	4,640
2008	11.565008	6.439806	-44.32%	15,012
2007	10.805966	11.565008	7.02%	24,006
2006*	10.000000	10.805966	8.06%	22,369
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.464175	15.477474	-5.99%	11,841
2010	14.678362	16.464175	12.17%	5,141
2009	11.792638	14.678362	24.47%	1,902
2008	19.083119	11.792638	-38.20%	3,906
2007	18.407926	19.083119	3.67%	3,906
2006	16.096090	18.407926	14.36%	3,906
2005	15.239947	16.096090	5.62%	4,192
2004	13.658870	15.239947	11.58%	3,564
2003*	10.000000	13.658870	36.59%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.327843	12.170096	-1.28%	5,306
2010	11.472614	12.327843	7.45%	0
2009*	10.000000	11.472614	14.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.186361	12.782689	-3.06%	43,857
2010	12.028785	13.186361	9.62%	39,215
2009*	10.000000	12.028785	20.29%	30,154
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.049500	12.136632	0.72%	40,593
2010	11.628939	12.049500	3.62%	37,620
2009	10.894700	11.628939	6.74%	27,964
2008	11.847685	10.894700	-8.04%	19,321
2007	11.491072	11.847685	3.10%	23,833
2006	11.061038	11.491072	3.89%	31,969
2005	10.941575	11.061038	1.09%	32,138
2004	10.684865	10.941575	2.40%	60,317
2003*	10.000000	10.684865	6.85%	15,502
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.389123	14.074710	-2.19%	69,755
2010	13.258157	14.389123	8.53%	84,879
2009	11.373158	13.258157	16.57%	81,386
2008	15.133667	11.373158	-24.85%	65,671
2007	14.639493	15.133667	3.38%	87,294
2006	13.434960	14.639493	8.97%	93,200
2005	13.032810	13.434960	3.09%	76,363
2004	12.159586	13.032810	7.18%	67,618
2003*	10.000000	12.159586	21.60%	22,578
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.679972	15.017217	-4.23%	53,598
2010	14.201595	15.679972	10.41%	58,252
2009	11.667610	14.201595	21.72%	51,568
2008	17.380205	11.667610	-32.87%	36,621
2007	16.734925	17.380205	3.86%	72,118
2006	14.930572	16.734925	12.08%	64,541
2005	14.249883	14.930572	4.78%	54,364
2004	12.991820	14.249883	9.68%	38,288
2003*	10.000000	12.991820	29.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.285812	13.268954	-0.13%	12,058
2010	12.512027	13.285812	6.18%	36,374
2009	11.161635	12.512027	12.10%	61,963
2008	13.426978	11.161635	-16.87%	48,405
2007	12.963992	13.426978	3.57%	66,313
2006	12.218869	12.963992	6.10%	64,047
2005	11.950488	12.218869	2.25%	66,722
2004	11.397119	11.950488	4.86%	17,144
2003*	10.000000	11.397119	13.97%	3,460

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.645142	13.019223	-4.59%	18,071
2010	12.850326	13.645142	6.19%	26,005
2009*	10.000000	12.850326	28.50%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.572894	19.619205	-4.64%	10,135
2010	16.659428	20.572894	23.49%	11,940
2009	12.449566	16.659428	33.82%	14,322
2008	20.025742	12.449566	-37.83%	8,800
2007	19.029607	20.025742	5.23%	6,457
2006	17.696534	19.029607	7.53%	4,894
2005	16.132305	17.696534	9.70%	5,079
2004	14.245585	16.132305	13.24%	1,794
2003*	10.000000	14.245585	42.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.799448	9.589344	-2.14%	63,920
2010	10.014756	9.799448	-2.15%	55,367
2009	10.230509	10.014756	-2.11%	50,936
2008	10.244899	10.230509	-0.14%	82,084
2007	9.992347	10.244899	2.53%	57,084
2006	9.768744	9.992347	2.29%	3,427
2005	9.723367	9.768744	0.47%	2,647
2004	9.857035	9.723367	-1.36%	1,711
2003*	10.000000	9.857035	-1.43%	235
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.669703	13.085829	3.28%	5,542
2010	11.708373	12.669703	8.21%	4,973
2009	9.620128	11.708373	21.71%	4,158
2008	11.886963	9.620128	-19.07%	3,174
2007	11.612491	11.886963	2.36%	3,812
2006	11.319271	11.612491	2.59%	3,601
2005	11.320492	11.319271	-0.01%	7,009
2004	10.859641	11.320492	4.24%	7,186
2003*	10.000000	10.859641	8.60%	6,613
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952102	7.916925	-11.56%	13,876
2010	8.038841	8.952102	11.36%	13,600
2009	6.035998	8.038841	33.18%	25,305
2008*	10.000000	6.035998	-39.64%	25,624
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.565624	11.913391	-18.21%	0
2010	14.056808	14.565624	3.62%	0
2009	11.092494	14.056808	26.72%	0
2008	21.181995	11.092494	-47.63%	0
2007	21.079128	21.181995	0.49%	0
2006	17.598462	21.079128	19.78%	0
2005	16.087846	17.598462	9.39%	0
2004	13.701048	16.087846	17.42%	0
2003*	10.000000	13.701048	37.01%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.341747	8.460037	-18.20%	5,136
2010	9.984650	10.341747	3.58%	4,992
2009	7.880097	9.984650	26.71%	6,793
2008	15.040018	7.880097	-47.61%	21,068
2007	14.968461	15.040018	0.48%	23,424
2006	12.496392	14.968461	19.78%	16,659
2005	11.422247	12.496392	9.40%	5,186
2004*	10.000000	11.422247	14.22%	1,291
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.956444	8.480971	-5.31%	22,365
2010	7.934473	8.956444	12.88%	23,302
2009	6.268781	7.934473	26.57%	15,768
2008*	10.000000	6.268781	-37.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.606015	7.908241	-8.11%	10,267
2010	7.800703	8.606015	10.32%	15,000
2009	6.256962	7.800703	24.67%	28,031
2008*	10.000000	6.256962	-37.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481495	8.865053	-6.50%	21,394
2010	7.661708	9.481495	23.75%	25,495
2009	6.179627	7.661708	23.98%	36,440
2008*	10.000000	6.179627	-38.20%	8,811
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.953671	9.513974	-4.42%	19,224
2010	8.502885	9.953671	17.06%	26,923
2009	6.660337	8.502885	27.66%	35,988
2008*	10.000000	6.660337	-33.40%	18,592
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.740977	13.330323	-2.99%	8,060
2010	11.224708	13.740977	22.42%	3,027
2009	9.019312	11.224708	24.45%	2,867
2008	17.241595	9.019312	-47.69%	4,162
2007	16.093557	17.241595	7.13%	4,612
2006	15.969547	16.093557	0.78%	3,846
2005	15.147588	15.969547	5.43%	9,240
2004	13.679047	15.147588	10.74%	3,597
2003*	10.000000	13.679047	36.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.114343	18.609309	-7.48%	4,790
2010	16.253001	20.114343	23.76%	7,043
2009	13.197321	16.253001	23.15%	5,390
2008	19.923089	13.197321	-33.76%	6,310
2007	21.950219	19.923089	-9.24%	3,554
2006	19.156088	21.950219	14.59%	4,502
2005	19.046007	19.156088	0.58%	9,526
2004	16.636732	19.046007	14.48%	4,104
2003*	10.000000	16.636732	66.37%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.651678	18.114007	-7.82%	6,833
2010	16.069084	19.651678	22.29%	4,817
2009	12.216178	16.069084	31.54%	4,738
2008	20.253200	12.216178	-39.68%	10,807
2007	20.315831	20.253200	-0.31%	10,304
2006	18.577749	20.315831	9.36%	8,802
2005	16.949645	18.577749	9.61%	7,461
2004	14.582719	16.949645	16.23%	8,267
2003*	10.000000	14.582719	45.83%	1,708
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.360187	13.122958	-1.78%	5,895
2010	12.058938	13.360187	10.79%	6,255
2009	9.815428	12.058938	22.86%	14,176
2008	17.180693	9.815428	-42.87%	19,205
2007	16.275551	17.180693	5.56%	18,090
2006	14.666668	16.275551	10.97%	10,254
2005	14.002235	14.666668	4.75%	0
2004	13.064320	14.002235	7.18%	0
2003*	10.000000	13.064320	30.64%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.006700	9.354492	3.86%	18,227
2010	7.090025	9.006700	27.03%	19,250
2009	5.551826	7.090025	27.71%	14,978
2008*	10.000000	5.551826	-44.48%	336
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293761	10.203793	-0.87%	8,716
2010	10.271377	10.293761	0.22%	13,192
2009	9.800278	10.271377	4.81%	12,645
2008*	10.000000	9.800278	-2.00%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.368509	11.455869	-14.31%	14,527
2010	12.846780	13.368509	4.06%	10,823
2009*	10.000000	12.846780	28.47%	19,399
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.823207	14.135318	-4.64%	10,513
2010	13.121885	14.823207	12.97%	15,207
2009	10.454779	13.121885	25.51%	22,451
2008	17.019524	10.454779	-38.57%	16,105
2007	17.861184	17.019524	-4.71%	23,980
2006	15.794855	17.861184	13.08%	18,979
2005	15.527344	15.794855	1.72%	12,176
2004	13.552853	15.527344	14.57%	4,113
2003*	10.000000	13.552853	35.53%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.906396	9.721973	-1.86%	20,855
2010	9.615846	9.906396	3.02%	22,069
2009	8.671443	9.615846	10.89%	12,989
2008	10.236686	8.671443	-15.29%	20,439
2007	9.986333	10.236686	2.51%	20,850
2006	9.793625	9.986333	1.97%	11,201
2005	9.865822	9.793625	-0.73%	3,622
2004	10.004642	9.865822	-1.39%	0
2003*	10.000000	10.004642	0.05%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530438	12.131532	-3.18%	5,159
2010	10.705927	12.530438	17.04%	2,532
2009	8.913097	10.705927	20.11%	4,299
2008	15.050165	8.913097	-40.78%	7,666
2007	15.303930	15.050165	-1.66%	3,680
2006	14.858935	15.303930	2.99%	3,631
2005	14.756874	14.858935	0.69%	3,732
2004	13.480020	14.756874	9.47%	1,558
2003*	10.000000	13.480020	34.80%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.170175	14.387365	-5.16%	299
2010	12.619090	15.170175	20.22%	3,370
2009	9.812617	12.619090	28.60%	432
2008	16.560730	9.812617	-40.75%	3,386
2007	15.729072	16.560730	5.29%	25,139
2006	14.136584	15.729072	11.27%	12,198
2005	13.519222	14.136584	4.57%	2,624
2004	12.196540	13.519222	10.84%	211
2003*	10.000000	12.196540	21.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.756194	12.317701	-10.46%	6,032
2010	12.153910	13.756194	13.18%	4,804
2009	8.911568	12.153910	36.38%	8,924
2008	15.267879	8.911568	-41.63%	17,484
2007	14.713762	15.267879	3.77%	24,959
2006	12.807689	14.713762	14.88%	28,822
2005	11.476139	12.807689	11.60%	17,944
2004*	10.000000	11.476139	14.76%	7,385
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.994898	18.792387	-10.49%	0
2010	18.543844	20.994898	13.22%	0
2009	13.599359	18.543844	36.36%	0
2008	23.293079	13.599359	-41.62%	0
2007	22.442928	23.293079	3.79%	0
2006	19.541505	22.442928	14.85%	0
2005	17.507912	19.541505	11.62%	0
2004	15.051058	17.507912	16.32%	0
2003*	10.000000	15.051058	50.51%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.750109	2.635736	-4.16%	3,478
2010	2.459543	2.750109	11.81%	0
2009	1.988324	2.459543	23.70%	18,513
2008	9.509700	1.988324	-79.09%	0
2007*	10.000000	9.509700	-4.90%	2,468
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.848460	3.669603	-4.65%	0
2010	3.436695	3.848460	11.98%	0
2009	2.788556	3.436695	23.24%	0
2008	13.301392	2.788556	-79.04%	1,375
2007	13.659323	13.301392	-2.62%	1,375
2006	12.779535	13.659323	6.88%	2,873
2005	12.802848	12.779535	-0.18%	2,236
2004	12.033375	12.802848	6.39%	1,309
2003*	10.000000	12.033375	20.33%	1,384
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.053857	13.709058	-2.45%	9,475
2010	12.400019	14.053857	13.34%	10,186
2009	9.900851	12.400019	25.24%	17,954
2008	16.487121	9.900851	-39.95%	21,950
2007	16.179663	16.487121	1.90%	21,552
2006	14.407783	16.179663	12.30%	15,157
2005	13.924063	14.407783	3.47%	10,561
2004	13.037602	13.924063	6.80%	9,045
2003*	10.000000	13.037602	30.38%	6,519
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.923293	19.031177	-4.48%	5,802
2010	16.545827	19.923293	20.41%	11,674
2009	12.353254	16.545827	33.94%	12,634
2008	20.364636	12.353254	-39.34%	11,349
2007	21.108468	20.364636	-3.52%	12,089
2006	18.813314	21.108468	12.20%	10,673
2005	17.523041	18.813314	7.36%	2,337
2004	15.025969	17.523041	16.62%	4,702
2003*	10.000000	15.025969	50.26%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.567017	12.271629	6.09%	1,145
2010	10.808196	11.567017	7.02%	854
2009*	10.000000	10.808196	8.08%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205585	11.075823	-1.16%	10,002
2010	10.887208	11.205585	2.92%	7,035
2009*	10.000000	10.887208	8.87%	9,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.946827	-0.53%	3,694

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.190586	11.375297	-6.69%	0
2010	10.892182	12.190586	11.92%	0
2009	8.575104	10.892182	27.02%	0
2008	14.296059	8.575104	-40.02%	0
2007	15.551102	14.296059	-8.07%	0
2006	13.710342	15.551102	13.43%	0
2005	13.314578	13.710342	2.97%	3,181
2004	12.246297	13.314578	8.72%	3,347
2003*	10.000000	12.246297	22.46%	3,306
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.024848	12.212444	-18.72%	0
2010	13.955510	15.024848	7.66%	0
2009	11.443318	13.955510	21.95%	0
2008	20.866336	11.443318	-45.16%	0
2007	19.680679	20.866336	6.02%	0
2006	15.746846	19.680679	24.98%	0
2005	14.342384	15.746846	9.79%	0
2004	12.614446	14.342384	13.70%	0
2003*	10.000000	12.614446	26.14%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.449926	12.419773	-19.61%	0
2010	13.070650	15.449926	18.20%	0
2009	8.150088	13.070650	60.37%	0
2008	13.228163	8.150088	-38.39%	0
2007	12.813104	13.228163	3.24%	0
2006	12.418857	12.813104	3.17%	0
2005	12.007364	12.418857	3.43%	0
2004	11.683193	12.007364	2.77%	0
2003*	10.000000	11.683193	16.83%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.484270	11.324843	8.02%	5,643
2010*	10.000000	10.484270	4.84%	1,084
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.667727	11.003070	3.14%	2,106
2010	10.202356	10.667727	4.56%	2,566
2009	9.532302	10.202356	7.03%	2,938
2008	10.879266	9.532302	-12.38%	13,476
2007	10.568123	10.879266	2.94%	28,901
2006	10.428329	10.568123	1.34%	18,086
2005	10.253466	10.428329	1.71%	10,225
2004	10.068654	10.253466	1.84%	7,874
2003*	10.000000	10.068654	0.69%	7,496

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.968783	19.839897	4.59%	0
2010	17.664608	18.968783	7.38%	0
2009	13.874525	17.664608	27.32%	0
2008	16.677832	13.874525	-16.81%	0
2007	16.021737	16.677832	4.10%	710
2006	14.776404	16.021737	8.43%	867
2005	13.465936	14.776404	9.73%	867
2004	12.501729	13.465936	7.71%	867
2003*	10.000000	12.501729	25.02%	867
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.728823	14.683773	-6.64%	1,160
2010	12.679469	15.728823	24.05%	3,915
2009	8.489079	12.679469	49.36%	610

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.361659	13.861606	3.74%	0
2010	12.111837	13.361659	10.32%	0
2009	10.290345	12.111837	17.70%	0
2008	17.742577	10.290345	-42.00%	0
2007	17.302913	17.742577	2.54%	0
2006	15.122568	17.302913	14.42%	0
2005	14.782348	15.122568	2.30%	0
2004	13.589780	14.782348	8.78%	0
2003*	10.000000	13.589780	35.90%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.472153	19.189871	-10.63%	0
2010	17.343216	21.472153	23.81%	0
2009	12.430721	17.343216	39.52%	0
2008	19.782804	12.430721	-37.16%	0
2007	19.925923	19.782804	-0.72%	0
2006	17.839372	19.925923	11.70%	0
2005	17.105145	17.839372	4.29%	0
2004	14.688140	17.105145	16.46%	0
2003*	10.000000	14.688140	46.88%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.046846	13.166455	9.29%	0
2010	11.717924	12.046846	2.81%	0
2009	10.871059	11.717924	7.79%	0
2008	11.295044	10.871059	-3.75%	0
2007	10.548990	11.295044	7.07%	0
2006	10.617105	10.548990	-0.64%	0
2005	10.688249	10.617105	-0.67%	0
2004	10.328516	10.688249	3.48%	0
2003*	10.000000	10.328516	3.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.705626	13.787689	0.60%	0
2010	12.307762	13.705626	11.36%	0
2009	10.685450	12.307762	15.18%	0
2008	16.739842	10.685450	-36.17%	0
2007	17.193049	16.739842	-2.64%	0
2006	15.048456	17.193049	14.25%	0
2005	14.720985	15.048456	2.22%	0
2004	13.370750	14.720985	10.10%	0
2003*	10.000000	13.370750	33.71%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.632612	13.220882	-3.02%	0
2010	11.715784	13.632612	16.36%	0
2009	9.228892	11.715784	26.95%	0
2008	12.500560	9.228892	-26.17%	0
2007	13.101121	12.500560	-4.58%	0
2006	11.141491	13.101121	17.59%	0
2005*	10.000000	11.141491	11.41%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.880041	12.138691	-5.76%	0
2010	11.998434	12.880041	7.35%	0
2009*	10.000000	11.998434	19.98%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.984863	19.656053	-1.65%	0
2010	16.239741	19.984863	23.06%	0
2009	13.281286	16.239741	22.28%	0
2008	19.657546	13.281286	-32.44%	0
2007	20.234801	19.657546	-2.85%	0
2006	18.082798	20.234801	11.90%	0
2005	17.241182	18.082798	4.88%	0
2004	14.463524	17.241182	19.20%	0
2003*	10.000000	14.463524	44.64%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.261960	14.174868	-0.61%	0
2010	12.731742	14.261960	12.02%	0
2009	10.328190	12.731742	23.27%	0
2008	16.849197	10.328190	-38.70%	0
2007	16.411152	16.849197	2.67%	0
2006	14.564544	16.411152	12.68%	0
2005	14.259003	14.564544	2.14%	0
2004	13.211949	14.259003	7.93%	0
2003*	10.000000	13.211949	32.12%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.421564	15.337686	6.35%	0
2010	12.817388	14.421564	12.52%	0
2009	10.722248	12.817388	19.54%	0
2008	15.600591	10.722248	-31.27%	0
2007	14.930425	15.600591	4.49%	0
2006	13.136216	14.930425	13.66%	0
2005	12.899690	13.136216	1.83%	0
2004	12.586152	12.899690	2.49%	0
2003*	10.000000	12.586152	25.86%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.913240	10.854010	-15.95%	0
2010	10.093087	12.913240	27.94%	0
2009	8.205994	10.093087	23.00%	0
2008	13.484183	8.205994	-39.14%	0
2007	15.542493	13.484183	-13.24%	0
2006	15.350735	15.542493	1.25%	0
2005	14.868836	15.350735	3.24%	0
2004	13.691033	14.868836	8.60%	0
2003*	10.000000	13.691033	36.91%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.716347	12.676157	-7.58%	0
2010	12.410350	13.716347	10.52%	0
2009	11.203339	12.410350	10.77%	0
2008	16.287932	11.203339	-31.22%	0
2007	15.191610	16.287932	7.22%	0
2006	13.415167	15.191610	13.24%	0
2005	13.487425	13.415167	-0.54%	0
2004	12.875363	13.487425	4.75%	0
2003*	10.000000	12.875363	28.75%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.947988	11.918438	-0.25%	0
2010	11.282294	11.947988	5.90%	0
2009	9.600863	11.282294	17.51%	0
2008	10.618872	9.600863	-9.59%	0
2007	10.328144	10.618872	2.81%	0
2006	10.161522	10.328144	1.64%	0
2005	10.287941	10.161522	-1.23%	0
2004	10.181373	10.287941	1.05%	0
2003*	10.000000	10.181373	1.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804893	11.496399	-2.61%	0
2010	10.724769	11.804893	10.07%	0
2009	8.846750	10.724769	21.23%	0
2008	12.088438	8.846750	-26.82%	0
2007	11.401552	12.088438	6.02%	0
2006	10.638142	11.401552	7.18%	0
2005*	10.000000	10.638142	6.38%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.877674	11.472664	-3.41%	0
2010	10.622572	11.877674	11.82%	0
2009	8.449381	10.622572	25.72%	0
2008	12.856848	8.449381	-34.28%	0
2007	11.955939	12.856848	7.54%	0
2006	10.943211	11.955939	9.25%	0
2005*	10.000000	10.943211	9.43%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.761641	11.177926	-4.96%	0
2010	10.377045	11.761641	13.34%	0
2009	8.088554	10.377045	28.29%	0
2008	13.377180	8.088554	-39.53%	0
2007	12.315172	13.377180	8.62%	0
2006	11.150275	12.315172	10.45%	0
2005*	10.000000	11.150275	11.50%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.223362	15.042052	-7.28%	0
2010	13.921125	16.223362	16.54%	0
2009	9.645606	13.921125	44.33%	0
2008	21.632225	9.645606	-55.41%	0
2007	15.188855	21.632225	42.42%	0
2006	13.316891	15.188855	14.06%	0
2005*	10.000000	13.316891	33.17%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.191850	13.971141	-1.56%	0
2010	12.627209	14.191850	12.39%	0
2009	9.940652	12.627209	27.03%	0
2008	17.774541	9.940652	-44.07%	0
2007	17.948222	17.774541	-0.97%	0
2006	15.301338	17.948222	17.30%	0
2005	14.819023	15.301338	3.25%	0
2004	13.622069	14.819023	8.79%	0
2003*	10.000000	13.622069	36.22%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.446158	14.124403	-2.23%	0
2010	11.925214	14.446158	21.14%	0
2009	9.528748	11.925214	25.15%	0
2008	18.491861	9.528748	-48.47%	0
2007	14.929730	18.491861	23.86%	0
2006	14.323296	14.929730	4.23%	0
2005	13.880736	14.323296	3.19%	0
2004	13.763249	13.880736	0.85%	0
2003*	10.000000	13.763249	37.63%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.088622	12.655223	4.69%	0
2010	11.493027	12.088622	5.18%	0
2009	10.177160	11.493027	12.93%	0
2008	10.779227	10.177160	-5.59%	0
2007	10.590479	10.779227	1.78%	0
2006	10.397935	10.590479	1.85%	0
2005	10.433491	10.397935	-0.34%	0
2004	10.239169	10.433491	1.90%	0
2003*	10.000000	10.239169	2.39%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.235136	22.002291	-12.81%	0
2010	20.068370	25.235136	25.75%	0
2009	14.682911	20.068370	36.68%	0
2008	24.860134	14.682911	-40.94%	0
2007	22.041575	24.860134	12.79%	0
2006	20.049309	22.041575	9.94%	0
2005	17.369523	20.049309	15.43%	0
2004	14.247191	17.369523	21.92%	0
2003*	10.000000	14.247191	42.47%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.631126	15.062032	-19.16%	0
2010	16.883760	18.631126	10.35%	0
2009	13.677383	16.883760	23.44%	0
2008	24.956671	13.677383	-45.20%	0
2007	21.803009	24.956671	14.46%	0
2006	18.928040	21.803009	15.19%	0
2005	16.292325	18.928040	16.18%	0
2004	14.701409	16.292325	10.82%	0
2003*	10.000000	14.701409	47.01%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.546297	10.136764	-19.21%	0
2010	11.369970	12.546297	10.35%	0
2009	9.212193	11.369970	23.42%	0
2008	16.804895	9.212193	-45.18%	0
2007	14.680445	16.804895	14.47%	0
2006	12.740304	14.680445	15.23%	0
2005	10.970005	12.740304	16.14%	0
2004*	10.000000	10.970005	9.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.520264	17.366076	-11.04%	0
2010	15.798048	19.520264	23.56%	0
2009	10.278836	15.798048	53.69%	0
2008	21.576474	10.278836	-52.36%	0
2007	20.925880	21.576474	3.11%	0
2006	18.442873	20.925880	13.46%	0
2005	18.409756	18.442873	0.18%	0
2004	16.535416	18.409756	11.34%	0
2003*	10.000000	16.535416	65.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273453	11.288871	0.14%	0
2010	10.230415	11.273453	10.20%	0
2009	7.714445	10.230415	32.61%	0
2008	11.213757	7.714445	-31.21%	0
2007	11.052167	11.213757	1.46%	0
2006*	10.000000	11.052167	10.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.133402	15.689108	3.67%	0
2010	12.825770	15.133402	17.99%	0
2009	11.175941	12.825770	14.76%	0
2008	15.675886	11.175941	-28.71%	0
2007	16.473253	15.675886	-4.84%	0
2006	14.380383	16.473253	14.55%	0
2005	14.215839	14.380383	1.16%	0
2004	13.095257	14.215839	8.56%	0
2003*	10.000000	13.095257	30.95%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.884584	19.657896	-5.87%	0
2010	16.653826	20.884584	25.40%	0
2009	13.184473	16.653826	26.31%	0
2008	20.127009	13.184473	-34.49%	0
2007	21.084166	20.127009	-4.54%	0
2006	18.427835	21.084166	14.41%	0
2005	17.322439	18.427835	6.38%	0
2004	14.313081	17.322439	21.03%	0
2003*	10.000000	14.313081	43.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.008016	8.674370	-3.70%	0
2010	8.353912	9.008016	7.83%	0
2009	6.557922	8.353912	27.39%	0
2008*	10.000000	6.557922	-34.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.877473	14.711750	-17.71%	0
2010	15.554941	17.877473	14.93%	0
2009	9.212922	15.554941	68.84%	0
2008	19.905068	9.212922	-53.72%	0
2007	15.816268	19.905068	25.85%	0
2006	12.617120	15.816268	25.36%	0
2005*	10.000000	12.617120	26.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.984086	16.592440	-12.60%	0
2010	17.905527	18.984086	6.02%	0
2009	13.359553	17.905527	34.03%	0
2008	22.912118	13.359553	-41.69%	0
2007	20.293444	22.912118	12.90%	0
2006	17.084693	20.293444	18.78%	0
2005	15.855521	17.084693	7.75%	0
2004	13.677756	15.855521	15.92%	0
2003*	10.000000	13.677756	36.78%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.723835	11.988951	-12.64%	0
2010	12.944119	13.723835	6.02%	0
2009	9.646873	12.944119	34.18%	0
2008	16.548671	9.646873	-41.71%	0
2007	14.658705	16.548671	12.89%	0
2006	12.339275	14.658705	18.80%	0
2005	11.455300	12.339275	7.72%	0
2004*	10.000000	11.455300	14.55%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.736437	15.263302	-3.01%	0
2010	14.067416	15.736437	11.86%	0
2009	12.119161	14.067416	16.08%	0
2008	11.667598	12.119161	3.87%	0
2007	10.745897	11.667598	8.58%	0
2006	9.736453	10.745897	10.37%	0
2005*	10.000000	9.736453	-2.64%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298226	8.908419	-13.50%	0
2010*	10.000000	10.298226	2.98%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272012	10.924093	-3.09%	0
2010*	10.000000	11.272012	12.72%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530308	11.372019	-9.24%	0
2010	11.789219	12.530308	6.29%	0
2009*	10.000000	11.789219	17.89%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.868770	15.730712	-0.87%	0
2010	15.007039	15.868770	5.74%	0
2009	12.218661	15.007039	22.82%	0
2008	14.884072	12.218661	-17.91%	0
2007	13.800918	14.884072	7.85%	0
2006	12.779504	13.800918	7.99%	0
2005	12.136389	12.779504	5.30%	0
2004	11.459039	12.136389	5.91%	0
2003*	10.000000	11.459039	14.59%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.171475	16.538740	-8.99%	0
2010	17.449390	18.171475	4.14%	0
2009	12.219126	17.449390	42.80%	0
2008	22.436096	12.219126	-45.54%	0
2007	16.791689	22.436096	33.61%	0
2006	15.734038	16.791689	6.72%	0
2005	14.292242	15.734038	10.09%	0
2004	12.387775	14.292242	15.37%	0
2003*	10.000000	12.387775	23.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.499555	25.476788	-33.83%	0
2010	31.487235	38.499555	22.27%	0
2009	17.978972	31.487235	75.13%	0
2008	38.484986	17.978972	-53.28%	0
2007	30.741631	38.484986	25.19%	0
2006	21.435594	30.741631	43.41%	0
2005	16.610606	21.435594	29.05%	0
2004	14.310066	16.610606	16.08%	0
2003*	10.000000	14.310066	43.10%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.282139	14.020274	-1.83%	0
2010	13.020922	14.282139	9.69%	0
2009	9.571679	13.020922	36.04%	0
2008	15.530665	9.571679	-38.37%	0
2007	14.304834	15.530665	8.57%	0
2006	13.630148	14.304834	4.95%	0
2005	13.370721	13.630148	1.94%	0
2004	12.544352	13.370721	6.59%	0
2003*	10.000000	12.544352	25.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.191113	15.761758	-2.65%	0
2010	14.885481	16.191113	8.77%	0
2009	12.429695	14.885481	19.76%	0
2008	18.897248	12.429695	-34.22%	0
2007	17.960754	18.897248	5.21%	0
2006	15.238732	17.960754	17.86%	0
2005	14.634123	15.238732	4.13%	0
2004	13.031295	14.634123	12.30%	0
2003*	10.000000	13.031295	30.31%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.684664	10.264305	-3.93%	0
2010*	10.000000	10.684664	6.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.024919	-9.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.685425	13.450060	-1.72%	0
2010	12.366653	13.685425	10.66%	0
2009*	10.000000	12.366653	23.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805182	9.679028	-1.29%	0
2010	8.950048	9.805182	9.55%	0
2009	7.415149	8.950048	20.70%	0
2008	10.797061	7.415149	-31.32%	0
2007	10.402421	10.797061	3.79%	0
2006*	10.000000	10.402421	4.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480500	10.837297	3.40%	0
2010	10.110557	10.480500	3.66%	0
2009	9.217980	10.110557	9.68%	0
2008	10.457773	9.217980	-11.86%	0
2007	10.384612	10.457773	0.70%	0
2006*	10.000000	10.384612	3.85%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808710	9.587174	-11.30%	0
2010	9.929560	10.808710	8.85%	0
2009	7.169940	9.929560	38.49%	0
2008	11.947796	7.169940	-39.99%	0
2007	10.683364	11.947796	11.84%	0
2006*	10.000000	10.683364	6.83%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.565490	8.916863	-6.78%	0
2010	8.274989	9.565490	15.60%	0
2009	6.096694	8.274989	35.73%	0
2008	11.175007	6.096694	-45.44%	0
2007	10.212629	11.175007	9.42%	0
2006*	10.000000	10.212629	2.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.189432	7.830551	-4.38%	0
2010	7.545396	8.189432	8.54%	0
2009	5.903354	7.545396	27.82%	0
2008	9.746269	5.903354	-39.43%	0
2007*	10.000000	9.746269	-2.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.521371	15.760274	1.54%	0
2010	14.025416	15.521371	10.67%	0
2009	9.822458	14.025416	42.79%	0
2008	13.947395	9.822458	-29.57%	0
2007	13.829343	13.947395	0.85%	0
2006	12.783973	13.829343	8.18%	0
2005	12.766844	12.783973	0.13%	0
2004	11.856822	12.766844	7.68%	0
2003*	10.000000	11.856822	18.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.602795	12.795478	1.53%	0
2010	11.387549	12.602795	10.67%	0
2009	7.970615	11.387549	42.87%	0
2008	11.334958	7.970615	-29.68%	0
2007	11.235365	11.334958	0.89%	0
2006	10.386510	11.235365	8.17%	0
2005*	10.000000	10.386510	3.87%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.572783	7.407212	-13.60%	0
2010	7.596686	8.572783	12.85%	0
2009	5.078051	7.596686	49.60%	0
2008*	10.000000	5.078051	-49.22%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.440831	8.931994	-5.39%	0
2010	7.812308	9.440831	20.85%	0
2009	6.085201	7.812308	28.38%	0
2008*	10.000000	6.085201	-39.15%	0

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.975670	8.218610	-8.43%	0
2010	7.983421	8.975670	12.43%	0
2009	6.318315	7.983421	26.35%	0
2008*	10.000000	6.318315	-36.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959791	9.610103	-3.51%	0
2010	9.223900	9.959791	7.98%	0
2009	7.871204	9.223900	17.19%	0
2008*	10.000000	7.871204	-21.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.548087	9.016475	-5.57%	0
2010	8.686563	9.548087	9.92%	0
2009	7.153399	8.686563	21.43%	0
2008*	10.000000	7.153399	-28.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.407724	10.322914	-0.81%	0
2010	9.964165	10.407724	4.45%	0
2009	9.014543	9.964165	10.53%	0
2008*	10.000000	9.014543	-9.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.754667	9.317957	-4.48%	0
2010	8.955653	9.754667	8.92%	0
2009	7.509050	8.955653	19.26%	0
2008*	10.000000	7.509050	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.318567	8.688170	-6.76%	0
2010	8.408744	9.318567	10.82%	0
2009	6.792527	8.408744	23.79%	0
2008*	10.000000	6.792527	-32.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123792	9.874778	-2.46%	0
2010	9.493792	10.123792	6.64%	0
2009	8.248893	9.493792	15.09%	0
2008*	10.000000	8.248893	-17.51%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.843428	11.267148	3.91%	0
2010	10.383519	10.843428	4.43%	0
2009	9.777090	10.383519	6.20%	0
2008*	10.000000	9.777090	-2.23%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.779323	12.217619	3.72%	0
2010	11.140309	11.779323	5.74%	0
2009	9.782878	11.140309	13.88%	0
2008*	10.000000	9.782878	-2.17%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.621849	26.966459	-24.30%	0
2010	31.422233	35.621849	13.37%	0
2009	19.700259	31.422233	59.50%	0
2008	47.883735	19.700259	-58.86%	0
2007	33.725100	47.883735	41.98%	0
2006	25.295383	33.725100	33.33%	0
2005	19.543748	25.295383	29.43%	0
2004	16.592292	19.543748	17.79%	0
2003*	10.000000	16.592292	65.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.426956	16.221747	-24.29%	0
2010	18.904761	21.426956	13.34%	0
2009	11.852392	18.904761	59.50%	0
2008	28.763191	11.852392	-58.79%	0
2007	20.222258	28.763191	42.24%	0
2006	15.140838	20.222258	33.56%	0
2005	11.684242	15.140838	29.58%	0
2004*	10.000000	11.684242	16.84%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.716553	12.290923	4.90%	0
2010	11.433372	11.716553	2.48%	0
2009	11.384473	11.433372	0.43%	0
2008	10.806310	11.384473	5.35%	0
2007	10.312477	10.806310	4.79%	0
2006	10.202901	10.312477	1.07%	0
2005	10.102083	10.202901	1.00%	0
2004	10.003007	10.102083	0.99%	0
2003*	10.000000	10.003007	0.03%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.592916	6.683524	-11.98%	0
2010	6.870228	7.592916	10.52%	0
2009	5.426594	6.870228	26.60%	0
2008*	10.000000	5.426594	-45.73%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.496374	7.241943	-14.76%	0
2010	8.088902	8.496374	5.04%	0
2009	6.431015	8.088902	25.78%	0
2008	11.555148	6.431015	-44.35%	0
2007	10.802306	11.555148	6.97%	0
2006*	10.000000	10.802306	8.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.398041	15.407437	-6.04%	0
2010	14.626875	16.398041	12.11%	0
2009	11.757277	14.626875	24.41%	0
2008	19.035645	11.757277	-38.24%	0
2007	18.371568	19.035645	3.61%	0
2006	16.072489	18.371568	14.30%	0
2005	15.225350	16.072489	5.56%	0
2004	13.652762	15.225350	11.52%	0
2003*	10.000000	13.652762	36.53%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.317334	12.153512	-1.33%	0
2010	11.468700	12.317334	7.40%	0
2009*	10.000000	11.468700	14.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.175134	12.765295	-3.11%	0
2010	12.024686	13.175134	9.57%	0
2009*	10.000000	12.024686	20.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.001071	12.081680	0.67%	0
2010	11.588123	12.001071	3.56%	0
2009	10.862009	11.588123	6.68%	0
2008	11.818178	10.862009	-8.09%	0
2007	11.468347	11.818178	3.05%	0
2006	11.044797	11.468347	3.83%	0
2005	10.931075	11.044797	1.04%	0
2004	10.680075	10.931075	2.35%	0
2003*	10.000000	10.680075	6.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.331351	14.011054	-2.23%	0
2010	13.211670	14.331351	8.47%	0
2009	11.339064	13.211670	16.51%	0
2008	15.096021	11.339064	-24.89%	0
2007	14.610575	15.096021	3.32%	0
2006	13.415265	14.610575	8.91%	0
2005	13.020330	13.415265	3.03%	0
2004	12.154146	13.020330	7.13%	0
2003*	10.000000	12.154146	21.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.616983	14.949262	-4.28%	0
2010	14.151761	15.616983	10.35%	0
2009	11.632622	14.151761	21.66%	0
2008	17.336966	11.632622	-32.90%	0
2007	16.701878	17.336966	3.80%	861
2006	14.908678	16.701878	12.03%	38,216
2005	14.236242	14.908678	4.72%	43,138
2004	12.986017	14.236242	9.63%	52,188
2003*	10.000000	12.986017	29.86%	53,875
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.232452	13.208920	-0.18%	5,716
2010	12.468141	13.232452	6.13%	5,716
2009	11.128173	12.468141	12.04%	5,716
2008	13.393572	11.128173	-16.91%	5,716
2007	12.938375	13.393572	3.52%	5,716
2006	12.200939	12.938375	6.04%	5,716
2005	11.939034	12.200939	2.19%	5,716
2004	11.392020	11.939034	4.80%	5,716
2003*	10.000000	11.392020	13.92%	1,425

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.633525	13.001498	-4.64%	0
2010	12.845949	13.633525	6.13%	0
2009*	10.000000	12.845949	28.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.490280	19.530446	-4.68%	0
2010	16.600993	20.490280	23.43%	0
2009	12.412237	16.600993	33.75%	0
2008	19.975938	12.412237	-37.86%	0
2007	18.992036	19.975938	5.18%	0
2006	17.670599	18.992036	7.48%	0
2005	16.116870	17.670599	9.64%	0
2004	14.239224	16.116870	13.19%	0
2003*	10.000000	14.239224	42.39%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.759894	9.545762	-2.19%	0
2010	9.979424	9.759894	-2.20%	0
2009	10.199628	9.979424	-2.16%	0
2008	10.219198	10.199628	-0.19%	0
2007	9.972402	10.219198	2.47%	0
2006	9.754214	9.972402	2.24%	0
2005	9.713854	9.754214	0.42%	0
2004	9.852427	9.713854	-1.41%	0
2003*	10.000000	9.852427	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.618769	13.026591	3.23%	0
2010	11.667273	12.618769	8.16%	0
2009	9.591260	11.667273	21.64%	0
2008	11.857361	9.591260	-19.11%	0
2007	11.589519	11.857361	2.31%	0
2006	11.302647	11.589519	2.54%	0
2005	11.309640	11.302647	-0.06%	0
2004	10.854785	11.309640	4.19%	0
2003*	10.000000	10.854785	8.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939901	7.902091	-11.61%	0
2010	8.031975	8.939901	11.30%	0
2009	6.033930	8.031975	33.11%	0
2008*	10.000000	6.033930	-39.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.508626	11.860709	-18.25%	0
2010	14.008958	14.508626	3.57%	0
2009	11.060389	14.008958	26.66%	0
2008	21.131545	11.060389	-47.66%	0
2007	21.039744	21.131545	0.44%	0
2006	17.574518	21.039744	19.72%	0
2005	16.074152	17.574518	9.33%	0
2004	13.696378	16.074152	17.36%	0
2003*	10.000000	13.696378	36.96%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306562	8.426951	-18.24%	0
2010	9.955758	10.306562	3.52%	0
2009	7.861323	9.955758	26.64%	0
2008	15.011899	7.861323	-47.63%	0
2007	14.948158	15.011899	0.43%	0
2006	12.485805	14.948158	19.72%	0
2005	11.418380	12.485805	9.35%	0
2004*	10.000000	11.418380	14.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.944253	8.465103	-5.36%	0
2010	7.927715	8.944253	12.82%	0
2009	6.266640	7.927715	26.51%	0
2008*	10.000000	6.266640	-37.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594269	7.893419	-8.15%	0
2010	7.794044	8.594269	10.27%	0
2009	6.254822	7.794044	24.61%	0
2008*	10.000000	6.254822	-37.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.468588	8.848477	-6.55%	0
2010	7.655179	9.468588	23.69%	0
2009	6.177518	7.655179	23.92%	0
2008*	10.000000	6.177518	-38.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.940108	9.496154	-4.47%	0
2010	8.495635	9.940108	17.00%	0
2009	6.658061	8.495635	27.60%	0
2008*	10.000000	6.658061	-33.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.685788	13.269999	-3.04%	0
2010	11.185330	13.685788	22.35%	0
2009	8.992275	11.185330	24.39%	0
2008	17.198738	8.992275	-47.72%	0
2007	16.061803	17.198738	7.08%	0
2006	15.946162	16.061803	0.73%	0
2005	15.133108	15.946162	5.37%	0
2004	13.672946	15.133108	10.68%	0
2003*	10.000000	13.672946	36.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.033551	18.525111	-7.53%	0
2010	16.195979	20.033551	23.69%	0
2009	13.157737	16.195979	23.09%	0
2008	19.873522	13.157737	-33.79%	0
2007	21.906881	19.873522	-9.28%	0
2006	19.128017	21.906881	14.53%	0
2005	19.027779	19.128017	0.53%	0
2004	16.629294	19.027779	14.42%	0
2003*	10.000000	16.629294	66.29%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.572741	18.032036	-7.87%	0
2010	16.012704	19.572741	22.23%	0
2009	12.179554	16.012704	31.47%	0
2008	20.202825	12.179554	-39.71%	0
2007	20.275718	20.202825	-0.36%	0
2006	18.550515	20.275718	9.30%	0
2005	16.933419	18.550515	9.55%	0
2004	14.576196	16.933419	16.17%	0
2003*	10.000000	14.576196	45.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.306493	13.063558	-1.83%	0
2010	12.016606	13.306493	10.73%	0
2009	9.785982	12.016606	22.79%	0
2008	17.137937	9.785982	-42.90%	0
2007	16.243400	17.137937	5.51%	0
2006	14.645159	16.243400	10.91%	0
2005	13.988830	14.645159	4.69%	0
2004	13.058479	13.988830	7.12%	0
2003*	10.000000	13.058479	30.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.994404	9.336965	3.81%	0
2010	7.083961	8.994404	26.97%	0
2009	5.549924	7.083961	27.64%	0
2008*	10.000000	5.549924	-44.50%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.279747	10.184712	-0.92%	0
2010	10.262637	10.279747	0.17%	0
2009	9.796941	10.262637	4.75%	0
2008*	10.000000	9.796941	-2.03%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.357126	11.440266	-14.35%	0
2010	12.842401	13.357126	4.01%	0
2009*	10.000000	12.842401	28.42%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.763659	14.071359	-4.69%	0
2010	13.075858	14.763659	12.91%	0
2009	10.423428	13.075858	25.45%	0
2008	16.977195	10.423428	-38.60%	0
2007	17.825916	16.977195	-4.76%	0
2006	15.771695	17.825916	13.02%	0
2005	15.512473	15.771695	1.67%	0
2004	13.546787	15.512473	14.51%	0
2003*	10.000000	13.546787	35.47%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.866572	9.677955	-1.91%	0
2010	9.582086	9.866572	2.97%	0
2009	8.645410	9.582086	10.83%	0
2008	10.211189	8.645410	-15.33%	0
2007	9.966578	10.211189	2.45%	0
2006	9.779236	9.966578	1.92%	0
2005	9.856350	9.779236	-0.78%	0
2004	10.000161	9.856350	-1.44%	0
2003*	10.000000	10.000161	0.00%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.480109	12.076634	-3.23%	0
2010	10.668371	12.480109	16.98%	0
2009	8.886377	10.668371	20.05%	0
2008	15.012718	8.886377	-40.81%	0
2007	15.273712	15.012718	-1.71%	0
2006	14.837159	15.273712	2.94%	0
2005	14.742745	14.837159	0.64%	0
2004	13.473997	14.742745	9.42%	0
2003*	10.000000	13.473997	34.74%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.110806	14.323745	-5.21%	0
2010	12.576121	15.110806	20.15%	0
2009	9.784205	12.576121	28.53%	0
2008	16.521247	9.784205	-40.78%	0
2007	15.699644	16.521247	5.23%	0
2006	14.117328	15.699644	11.21%	0
2005	13.507699	14.117328	4.51%	0
2004	12.192378	13.507699	10.79%	0
2003*	10.000000	12.192378	21.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.709433	12.269560	-10.50%	0
2010	12.118786	13.709433	13.13%	0
2009	8.890350	12.118786	36.31%	0
2008	15.239339	8.890350	-41.66%	0
2007	14.693804	15.239339	3.71%	0
2006	12.796845	14.693804	14.82%	0
2005	11.472268	12.796845	11.55%	0
2004*	10.000000	11.472268	14.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.910565	18.707350	-10.54%	0
2010	18.478792	20.910565	13.16%	0
2009	13.558584	18.478792	36.29%	0
2008	23.235151	13.558584	-41.65%	0
2007	22.398614	23.235151	3.73%	0
2006	19.512863	22.398614	14.79%	0
2005	17.491164	19.512863	11.56%	0
2004	15.044342	17.491164	16.26%	0
2003*	10.000000	15.044342	50.44%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.744948	2.629449	-4.21%	0
2010	2.456176	2.744948	11.76%	0
2009	1.986618	2.456176	23.64%	0
2008	9.506442	1.986618	-79.10%	0
2007*	10.000000	9.506442	-4.94%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.833030	3.653032	-4.70%	0
2010	3.424657	3.833030	11.92%	0
2009	2.780189	3.424657	23.18%	0
2008	13.268302	2.780189	-79.05%	0
2007	13.632342	13.268302	-2.67%	0
2006	12.760792	13.632342	6.83%	0
2005	12.790585	12.760792	-0.23%	0
2004	12.027994	12.790585	6.34%	0
2003*	10.000000	12.027994	20.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.997406	13.647025	-2.50%	0
2010	12.356512	13.997406	13.28%	0
2009	9.871159	12.356512	25.18%	0
2008	16.446107	9.871159	-39.98%	0
2007	16.147721	16.446107	1.85%	0
2006	14.386668	16.147721	12.24%	0
2005	13.910733	14.386668	3.42%	0
2004	13.031782	13.910733	6.74%	0
2003*	10.000000	13.031782	30.32%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.843257	18.945064	-4.53%	0
2010	16.487767	19.843257	20.35%	0
2009	12.316200	16.487767	33.87%	0
2008	20.313975	12.316200	-39.37%	0
2007	21.066785	20.313975	-3.57%	0
2006	18.785740	21.066785	12.14%	0
2005	17.506257	18.785740	7.31%	0
2004	15.019254	17.506257	16.56%	0
2003*	10.000000	15.019254	50.19%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.557154	12.254916	6.04%	0
2010	10.804504	11.557154	6.97%	0
2009*	10.000000	10.804504	8.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.196028	11.060744	-1.21%	0
2010	10.883488	11.196028	2.87%	0
2009*	10.000000	10.883488	8.83%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.943457	-0.57%	0

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.142900	11.325023	-6.74%	0
2010	10.855113	12.142900	11.86%	0
2009	8.550290	10.855113	26.96%	0
2008	14.261993	8.550290	-40.05%	0
2007	15.522027	14.261993	-8.12%	0
2006	13.691687	15.522027	13.37%	0
2005	13.303242	13.691687	2.92%	0
2004	12.242120	13.303242	8.67%	0
2003*	10.000000	12.242120	22.42%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.966098	12.158470	-18.76%	0
2010	13.908037	14.966098	7.61%	0
2009	11.410208	13.908037	21.89%	0
2008	20.816623	11.410208	-45.19%	0
2007	19.643879	20.816623	5.97%	0
2006	15.725403	19.643879	24.92%	0
2005	14.330153	15.725403	9.74%	0
2004	12.610138	14.330153	13.64%	0
2003*	10.000000	12.610138	26.10%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.389504	12.364896	-19.65%	0
2010	13.026183	15.389504	18.14%	0
2009	8.126514	13.026183	60.29%	0
2008	13.196661	8.126514	-38.42%	0
2007	12.789150	13.196661	3.19%	0
2006	12.401960	12.789150	3.12%	0
2005	11.997140	12.401960	3.37%	0
2004	11.679205	11.997140	2.72%	0
2003*	10.000000	11.679205	16.79%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.480715	11.315229	7.96%	0
2010*	10.000000	10.480715	4.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625978	10.954417	3.09%	0
2010	10.167618	10.625978	4.51%	0
2009	9.504716	10.167618	6.97%	0
2008	10.853331	9.504716	-12.43%	0
2007	10.548345	10.853331	2.89%	0
2006	10.414131	10.548345	1.29%	0
2005	10.244725	10.414131	1.65%	0
2004	10.065212	10.244725	1.78%	0
2003*	10.000000	10.065212	0.65%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.891373	19.748849	4.54%	0
2010	17.601525	18.891373	7.33%	0
2009	13.832041	17.601525	27.25%	0
2008	16.635261	13.832041	-16.85%	0
2007	15.989055	16.635261	4.04%	0
2006	14.753788	15.989055	8.37%	0
2005	13.452188	14.753788	9.68%	0
2004	12.495350	13.452188	7.66%	0
2003*	10.000000	12.495350	24.95%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.679640	14.630387	-6.69%	0
2010	12.646269	15.679640	23.99%	0
2009	8.471187	12.646269	49.29%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.307951	13.798846	3.69%	0
2010	12.069326	13.307951	10.26%	0
2009	10.259472	12.069326	17.64%	0
2008	17.698426	10.259472	-42.03%	203
2007	17.268719	17.698426	2.49%	203
2006	15.100376	17.268719	14.36%	216
2005	14.768184	15.100376	2.25%	216
2004	13.583697	14.768184	8.72%	216
2003*	10.000000	13.583697	35.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.385861	19.102982	-10.67%	0
2010	17.282343	21.385861	23.74%	0
2009	12.393425	17.282343	39.45%	0
2008	19.733575	12.393425	-37.20%	0
2007	19.886557	19.733575	-0.77%	0
2006	17.813215	19.886557	11.64%	0
2005	17.088763	17.813215	4.24%	0
2004	14.681572	17.088763	16.40%	0
2003*	10.000000	14.681572	46.82%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.997664	13.106022	9.24%	8,099
2010	11.676054	11.997664	2.75%	8,895
2009	10.837755	11.676054	7.73%	9,705
2008	11.266200	10.837755	-3.80%	4,141
2007	10.527461	11.266200	7.02%	4,450
2006	10.600839	10.527461	-0.69%	4,659
2005	10.677319	10.600839	-0.72%	4,884
2004	10.323232	10.677319	3.43%	2,246
2003*	10.000000	10.323232	3.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.650510	13.725232	0.55%	0
2010	12.264529	13.650510	11.30%	0
2009	10.653374	12.264529	15.12%	0
2008	16.698145	10.653374	-36.20%	0
2007	17.159051	16.698145	-2.69%	610
2006	15.026376	17.159051	14.19%	610
2005	14.706867	15.026376	2.17%	610
2004	13.364767	14.706867	10.04%	610
2003*	10.000000	13.364767	33.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.593186	13.175924	-3.07%	0
2010	11.687865	13.593186	16.30%	0
2009	9.211612	11.687865	26.88%	397
2008	12.483546	9.211612	-26.21%	1,041
2007	13.090018	12.483546	-4.63%	1,041
2006	11.137716	13.090018	17.53%	397
2005*	10.000000	11.137716	11.38%	397

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.904520	19.567037	-1.70%	0
2010	16.182730	19.904520	23.00%	0
2009	13.241435	16.182730	22.21%	0
2008	19.608616	13.241435	-32.47%	0
2007	20.194818	19.608616	-2.90%	0
2006	18.056269	20.194818	11.84%	0
2005	17.224664	18.056269	4.83%	0
2004	14.457054	17.224664	19.14%	0
2003*	10.000000	14.457054	44.57%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.204638	14.110692	-0.66%	222
2010	12.687047	14.204638	11.96%	222
2009	10.297195	12.687047	23.21%	5,213
2008	16.807245	10.297195	-38.73%	13,373
2007	16.378714	16.807245	2.62%	14,965
2006	14.543176	16.378714	12.62%	16,201
2005	14.245346	14.543176	2.09%	16,302
2004	13.206031	14.245346	7.87%	15,682
2003*	10.000000	13.206031	32.06%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.363631	15.268266	6.30%	0
2010	12.772412	14.363631	12.46%	3,039
2009	10.690091	12.772412	19.48%	7,132
2008	15.561767	10.690091	-31.31%	8,344
2007	14.900926	15.561767	4.43%	9,680
2006	13.116943	14.900926	13.60%	9,208
2005	12.887330	13.116943	1.78%	9,214
2004	12.580524	12.887330	2.44%	2,016
2003*	10.000000	12.580524	25.81%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.861325	10.804851	-15.99%	0
2010	10.057645	12.861325	27.88%	0
2009	8.181366	10.057645	22.93%	0
2008	13.450610	8.181366	-39.17%	0
2007	15.511765	13.450610	-13.29%	0
2006	15.328203	15.511765	1.20%	0
2005	14.854584	15.328203	3.19%	0
2004	13.684904	14.854584	8.55%	0
2003*	10.000000	13.684904	36.85%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.661197	12.618748	-7.63%	0
2010	12.366767	13.661197	10.47%	0
2009	11.169701	12.366767	10.72%	0
2008	16.247344	11.169701	-31.25%	0
2007	15.161558	16.247344	7.16%	0
2006	13.395459	15.161558	13.18%	0
2005	13.474483	13.395459	-0.59%	0
2004	12.869591	13.474483	4.70%	0
2003*	10.000000	12.869591	28.70%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.900010	11.864524	-0.30%	360
2010	11.242732	11.900010	5.85%	1,237
2009	9.572078	11.242732	17.45%	2,196
2008	10.592451	9.572078	-9.63%	6,434
2007	10.307744	10.592451	2.76%	8,381
2006	10.146617	10.307744	1.59%	8,307
2005	10.278083	10.146617	-1.28%	8,190
2004	10.176817	10.278083	1.00%	4,389
2003*	10.000000	10.176817	1.77%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.770734	11.457282	-2.66%	0
2010	10.699212	11.770734	10.01%	0
2009	8.830182	10.699212	21.17%	0
2008	12.071974	8.830182	-26.85%	0
2007	11.391876	12.071974	5.97%	0
2006	10.634532	11.391876	7.12%	0
2005*	10.000000	10.634532	6.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.843328	11.433657	-3.46%	0
2010	10.597275	11.843328	11.76%	0
2009	8.433561	10.597275	25.66%	493
2008	12.839348	8.433561	-34.31%	493
2007	11.945798	12.839348	7.48%	493
2006	10.939506	11.945798	9.20%	493
2005*	10.000000	10.939506	9.40%	493
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.727594	11.139882	-5.01%	0
2010	10.352302	11.727594	13.28%	0
2009	8.073400	10.352302	28.23%	44,247
2008	13.358960	8.073400	-39.57%	44,247
2007	12.304728	13.358960	8.57%	44,247
2006	11.146499	12.304728	10.39%	44,247
2005*	10.000000	11.146499	11.46%	50,834

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
2005*	10.000000	13.312384	33.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.134775	13.907849	-1.61%	1,779
2010	12.582852	14.134775	12.33%	5,395
2009	9.910802	12.582852	26.96%	7,062
2008	17.730262	9.910802	-44.10%	19,394
2007	17.912718	17.730262	-1.02%	20,855
2006	15.278856	17.912718	17.24%	21,002
2005	14.804807	15.278856	3.20%	21,294
2004	13.615971	14.804807	8.73%	18,607
2003*	10.000000	13.615971	36.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.388086	14.060446	-2.28%	768
2010	11.883344	14.388086	21.08%	1,171
2009	9.500149	11.883344	25.09%	2,970
2008	18.445836	9.500149	-48.50%	8,631
2007	14.900231	18.445836	23.80%	14,654
2006	14.302283	14.900231	4.18%	13,083
2005	13.867441	14.302283	3.14%	13,436
2004	13.757097	13.867441	0.80%	14,403
2003*	10.000000	13.757097	37.57%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.039999	12.597898	4.63%	0
2010	11.452646	12.039999	5.13%	2,510
2009	10.146594	11.452646	12.87%	4,467
2008	10.752353	10.146594	-5.63%	6,544
2007	10.569510	10.752353	1.73%	11,695
2006	10.382638	10.569510	1.80%	7,928
2005	10.423463	10.382638	-0.39%	5,944
2004	10.234577	10.423463	1.85%	2,989
2003*	10.000000	10.234577	2.35%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.133719	21.902676	-12.86%	2,728
2010	19.997935	25.133719	25.68%	6,323
2009	14.638868	19.997935	36.61%	11,374
2008	24.798281	14.638868	-40.97%	24,945
2007	21.998042	24.798281	12.73%	31,929
2006	20.019919	21.998042	9.88%	32,182
2005	17.352899	20.019919	15.37%	33,279
2004	14.240827	17.352899	21.85%	24,637
2003*	10.000000	14.240827	42.41%	71

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.556274	14.993853	-19.20%	0
2010	16.824522	18.556274	10.29%	0
2009	13.636359	16.824522	23.38%	0
2008	24.894580	13.636359	-45.22%	0
2007	21.759941	24.894580	14.41%	0
2006	18.900290	21.759941	15.13%	0
2005	16.276733	18.900290	16.12%	0
2004	14.694842	16.276733	10.76%	0
2003*	10.000000	14.694842	46.95%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.503621	10.097119	-19.25%	0
2010	11.337081	12.503621	10.29%	0
2009	9.190244	11.337081	23.36%	0
2008	16.773464	9.190244	-45.21%	0
2007	14.660525	16.773464	14.41%	0
2006	12.729500	14.660525	15.17%	0
2005	10.966288	12.729500	16.08%	0
2004*	10.000000	10.966288	9.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.441794	17.287432	-11.08%	2,049
2010	15.742579	19.441794	23.50%	3,582
2009	10.247984	15.742579	53.62%	5,561
2008	21.522738	10.247984	-52.39%	7,695
2007	20.884511	21.522738	3.06%	8,631
2006	18.415809	20.884511	13.41%	10,095
2005	18.392126	18.415809	0.13%	11,040
2004	16.528025	18.392126	11.28%	6,249
2003*	10.000000	16.528025	65.28%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	827
2009	7.703927	10.211260	32.55%	974
2008	11.204194	7.703927	-31.24%	2,807
2007	11.048415	11.204194	1.41%	9,013
2006*	10.000000	11.048415	10.48%	974
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.072574	15.618081	3.62%	2,162
2010	12.780751	15.072574	17.93%	5,783
2009	11.142412	12.780751	14.70%	8,682
2008	15.636875	11.142412	-28.74%	20,389
2007	16.440717	15.636875	-4.89%	22,912
2006	14.359300	16.440717	14.50%	31,578
2005	14.202226	14.359300	1.11%	33,297
2004	13.089401	14.202226	8.50%	21,230
2003*	10.000000	13.089401	30.89%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.800674	19.568913	-5.92%	0
2010	16.595382	20.800674	25.34%	0
2009	13.144924	16.595382	26.25%	156
2008	20.076917	13.144924	-34.53%	0
2007	21.042514	20.076917	-4.59%	0
2006	18.400805	21.042514	14.36%	0
2005	17.305842	18.400805	6.33%	0
2004	14.306677	17.305842	20.96%	0
2003*	10.000000	14.306677	43.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.825738	14.661677	-17.75%	0
2010	15.517849	17.825738	14.87%	0
2009	9.195648	15.517849	68.75%	0
2008	19.877955	9.195648	-53.74%	0
2007	15.802849	19.877955	25.79%	0
2006	12.612849	15.802849	25.29%	0
2005*	10.000000	12.612849	26.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.907814	16.517332	-12.64%	0
2010	17.842693	18.907814	5.97%	0
2009	13.319472	17.842693	33.96%	0
2008	22.855091	13.319472	-41.72%	0
2007	20.253335	22.855091	12.85%	0
2006	17.059617	20.253335	18.72%	0
2005	15.840330	17.059617	7.70%	0
2004	13.671628	15.840330	15.86%	0
2003*	10.000000	13.671628	36.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.677167	11.942079	-12.69%	0
2010	12.906696	13.677167	5.97%	0
2009	9.623909	12.906696	34.11%	0
2008	16.517742	9.623909	-41.74%	1,130
2007	14.638823	16.517742	12.84%	862
2006	12.328820	14.638823	18.74%	923
2005	11.451436	12.328820	7.66%	634
2004*	10.000000	11.451436	14.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690918	15.211382	-3.06%	0
2010	14.033895	15.690918	11.81%	0
2009	12.096468	14.033895	16.02%	0
2008	11.651706	12.096468	3.82%	0
2007	10.736780	11.651706	8.52%	0
2006	9.733150	10.736780	10.31%	0
2005*	10.000000	9.733150	-2.67%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297363	8.903121	-13.54%	0
2010*	10.000000	10.297363	2.97%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.271063	10.917602	-3.14%	0
2010*	10.000000	11.271063	12.71%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.519639	11.356526	-9.29%	0
2010	11.785197	12.519639	6.23%	0
2009*	10.000000	11.785197	17.85%	6,328
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.804957	15.659449	-0.92%	0
2010	14.954337	15.804957	5.69%	0
2009	12.181978	14.954337	22.76%	0
2008	14.846990	12.181978	-17.95%	0
2007	13.773618	14.846990	7.79%	0
2006	12.760732	13.773618	7.94%	0
2005	12.124747	12.760732	5.25%	0
2004	11.453904	12.124747	5.86%	0
2003*	10.000000	11.453904	14.54%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.098364	16.463786	-9.03%	0
2010	17.388066	18.098364	4.08%	0
2009	12.182412	17.388066	42.73%	0
2008	22.380155	12.182412	-45.57%	0
2007	16.758438	22.380155	33.55%	2,214
2006	15.710899	16.758438	6.67%	210
2005	14.278499	15.710899	10.03%	210
2004	12.382203	14.278499	15.31%	210
2003*	10.000000	12.382203	23.82%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.344878	25.361453	-33.86%	0
2010	31.376752	38.344878	22.21%	0
2009	17.925046	31.376752	75.04%	0
2008	38.389251	17.925046	-53.31%	0
2007	30.680913	38.389251	25.12%	0
2006	21.404153	30.680913	43.34%	0
2005	16.594691	21.404153	28.98%	0
2004	14.303663	16.594691	16.02%	0
2003*	10.000000	14.303663	43.04%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.224723	13.956785	-1.88%	0
2010	12.975203	14.224723	9.63%	0
2009	9.542948	12.975203	35.97%	620
2008	15.491985	9.542948	-38.40%	5,521
2007	14.276544	15.491985	8.51%	6,026
2006	13.610137	14.276544	4.90%	7,099
2005	13.357900	13.610137	1.89%	7,227
2004	12.538735	13.357900	6.53%	7,188
2003*	10.000000	12.538735	25.39%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.126041	15.690399	-2.70%	644
2010	14.833232	16.126041	8.72%	3,309
2009	12.392403	14.833232	19.70%	4,744
2008	18.850203	12.392403	-34.26%	5,868
2007	17.925254	18.850203	5.16%	12,226
2006	15.216368	17.925254	17.80%	10,741
2005	14.620099	15.216368	4.08%	11,198
2004	13.025451	14.620099	12.24%	5,644
2003*	10.000000	13.025451	30.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.021864	-9.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.673759	13.431733	-1.77%	387
2010	12.362426	13.673759	10.61%	387
2009*	10.000000	12.362426	23.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	3,970
2008	10.787854	7.405025	-31.36%	3,970
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	838
2009	6.088358	8.259444	35.66%	987
2008	11.165468	6.088358	-45.47%	1,845
2007	10.209164	11.165468	9.37%	1,868
2006*	10.000000	10.209164	2.09%	1,846
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.459013	15.688956	1.49%	0
2010	13.976215	15.459013	10.61%	0
2009	9.792993	13.976215	42.72%	0
2008	13.912672	9.792993	-29.61%	0
2007	13.802009	13.912672	0.80%	0
2006	12.765207	13.802009	8.12%	0
2005	12.754602	12.765207	0.08%	0
2004	11.851518	12.754602	7.62%	0
2003*	10.000000	11.851518	18.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.561080	7.393317	-13.64%	0
2010	7.590196	8.561080	12.79%	0
2009	5.076314	7.590196	49.52%	0
2008*	10.000000	5.076314	-49.24%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.427969	8.915278	-5.44%	0
2010	7.805641	9.427969	20.78%	0
2009	6.083121	7.805641	28.32%	694
2008*	10.000000	6.083121	-39.17%	2,375

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	7,783
2009	6.790204	8.401560	23.73%	7,783
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.828681	11.246092	3.85%	0
2010	10.374687	10.828681	4.38%	0
2009	9.773762	10.374687	6.15%	155
2008*	10.000000	9.773762	-2.26%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.478721	26.844375	-24.34%	0
2010	31.311970	35.478721	13.31%	0
2009	19.641159	31.311970	59.42%	0
2008	47.764617	19.641159	-58.88%	0
2007	33.658481	47.764617	41.91%	0
2006	25.258281	33.658481	33.26%	0
2005	19.525024	25.258281	29.36%	0
2004	16.584878	19.525024	17.73%	0
2003*	10.000000	16.584878	65.85%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.354063	16.158295	-24.33%	0
2010	18.850081	21.354063	13.28%	0
2009	11.824161	18.850081	59.42%	0
2008	28.709434	11.824161	-58.81%	0
2007	20.194833	28.709434	42.16%	0
2006	15.128016	20.194833	33.49%	0
2005	11.680295	15.128016	29.52%	0
2004*	10.000000	11.680295	16.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.669486	12.235311	4.85%	0
2010	11.393262	11.669486	2.42%	0
2009	11.350338	11.393262	0.38%	490
2008	10.779417	11.350338	5.30%	10,840
2007	10.292093	10.779417	4.73%	3,682
2006	10.187930	10.292093	1.02%	5,065
2005	10.092398	10.187930	0.95%	4,117
2004	9.998525	10.092398	0.94%	0
2003*	10.000000	9.998525	-0.01%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.582552	6.670992	-12.02%	0
2010	6.864350	7.582552	10.46%	0
2009	5.424728	6.864350	26.54%	0
2008*	10.000000	5.424728	-45.75%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.332125	15.337663	-6.09%	253,704
2010	14.575520	16.332125	12.05%	424,053
2009	11.721990	14.575520	24.34%	808,351
2008	18.988244	11.721990	-38.27%	1,462,338
2007	18.335248	18.988244	3.56%	1,730,891
2006	16.048897	18.335248	14.25%	1,807,846
2005	15.210756	16.048897	5.51%	1,907,909
2004	13.646654	15.210756	11.46%	1,361,060
2003*	10.000000	13.646654	36.47%	5,230

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.952821	12.026976	0.62%	8,892
2010	11.547439	11.952821	3.51%	8,941
2009	10.829416	11.547439	6.63%	24,148
2008	11.788746	10.829416	-8.14%	48,454
2007	11.445670	11.788746	3.00%	56,113
2006	11.028581	11.445670	3.78%	58,614
2005	10.920596	11.028581	0.99%	65,617
2004	10.675292	10.920596	2.30%	26,627
2003*	10.000000	10.675292	6.75%	1,688
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.273746	13.947620	-2.28%	143,875
2010	13.165290	14.273746	8.42%	235,936
2009	11.305038	13.165290	16.46%	385,585
2008	15.058439	11.305038	-24.93%	741,953
2007	14.581696	15.058439	3.27%	971,975
2006	13.395569	14.581696	8.85%	1,142,320
2005	13.007846	13.395569	2.98%	1,179,336
2004	12.148707	13.007846	7.07%	900,504
2003*	10.000000	12.148707	21.49%	87,035
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.554198	14.881569	-4.32%	205,893
2010	14.102070	15.554198	10.30%	346,258
2009	11.597705	14.102070	21.59%	597,569
2008	17.293799	11.597705	-32.94%	993,163
2007	16.668854	17.293799	3.75%	1,299,433
2006	14.886787	16.668854	11.97%	1,429,537
2005	14.222590	14.886787	4.67%	1,490,089
2004	12.980195	14.222590	9.57%	1,140,530
2003*	10.000000	12.980195	29.80%	77,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.179258	13.149120	-0.23%	27,054
2010	12.424366	13.179258	6.08%	27,054
2009	11.094772	12.424366	11.98%	86,582
2008	13.360214	11.094772	-16.96%	145,257
2007	12.912800	13.360214	3.46%	187,341
2006	12.183035	12.912800	5.99%	223,478
2005	11.927596	12.183035	2.14%	239,252
2004	11.386917	11.927596	4.75%	115,717
2003*	10.000000	11.386917	13.87%	32,186

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.621899	12.983783	-4.68%	8,781
2010	12.841565	13.621899	6.08%	13,284
2009*	10.000000	12.841565	28.42%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.407894	19.441996	-4.73%	335
2010	16.542694	20.407894	23.36%	352
2009	12.374975	16.542694	33.68%	905
2008	19.926196	12.374975	-37.90%	3,699
2007	18.954496	19.926196	5.13%	3,723
2006	17.644672	18.954496	7.42%	3,872
2005	16.101426	17.644672	9.58%	3,640
2004	14.232843	16.101426	13.13%	3,314
2003*	10.000000	14.232843	42.33%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.720467	9.502353	-2.24%	8,651
2010	9.944195	9.720467	-2.25%	8,796
2009	10.168821	9.944195	-2.21%	21,141
2008	10.193541	10.168821	-0.24%	22,448
2007	9.952481	10.193541	2.42%	12,177
2006	9.739697	9.952481	2.18%	12,395
2005	9.704345	9.739697	0.36%	12,458
2004	9.847816	9.704345	-1.46%	2,525
2003*	10.000000	9.847816	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.568101	12.967670	3.18%	0
2010	11.626353	12.568101	8.10%	0
2009	9.562503	11.626353	21.58%	0
2008	11.827858	9.562503	-19.15%	0
2007	11.566627	11.827858	2.26%	0
2006	11.286066	11.566627	2.49%	0
2005	11.298800	11.286066	-0.11%	0
2004	10.849921	11.298800	4.14%	0
2003*	10.000000	10.849921	8.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.927730	7.887311	-11.65%	0
2010	8.025138	8.927730	11.25%	0
2009	6.031868	8.025138	33.05%	709
2008*	10.000000	6.031868	-39.68%	2,095
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.451849	11.808254	-18.29%	0
2010	13.961266	14.451849	3.51%	0
2009	11.028378	13.961266	26.59%	0
2008	21.081183	11.028378	-47.69%	0
2007	21.000395	21.081183	0.38%	0
2006	17.550599	21.000395	19.66%	0
2005	16.060464	17.550599	9.28%	0
2004	13.691710	16.060464	17.30%	0
2003*	10.000000	13.691710	36.92%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.271499	8.393992	-18.28%	0
2010	9.926964	10.271499	3.47%	0
2009	7.842591	9.926964	26.58%	0
2008	14.983816	7.842591	-47.66%	685
2007	14.927872	14.983816	0.37%	1,000
2006	12.475221	14.927872	19.66%	947
2005	11.414522	12.475221	9.29%	628
2004*	10.000000	11.414522	14.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.932070	8.449269	-5.41%	0
2010	7.920966	8.932070	12.76%	396
2009	6.264498	7.920966	26.44%	466
2008*	10.000000	6.264498	-37.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582541	7.878627	-8.20%	2,557
2010	7.787385	8.582541	10.21%	6,766
2009	6.252676	7.787385	24.54%	8,435
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	955
2009	6.175408	7.648661	23.86%	2,448
2008*	10.000000	6.175408	-38.25%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	404
2008*	10.000000	6.655774	-33.44%	1,541
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.630768	13.209915	-3.09%	0
2010	11.146051	13.630768	22.29%	0
2009	8.965269	11.146051	24.32%	0
2008	17.155884	8.965269	-47.74%	0
2007	16.030021	17.155884	7.02%	0
2006	15.922746	16.030021	0.67%	0
2005	15.118582	15.922746	5.32%	0
2004	13.666814	15.118582	10.62%	0
2003*	10.000000	13.666814	36.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.953008	18.441219	-7.58%	0
2010	16.139114	19.953008	23.63%	0
2009	13.118248	16.139114	23.03%	0
2008	19.824037	13.118248	-33.83%	0
2007	21.863580	19.824037	-9.33%	0
2006	19.099944	21.863580	14.47%	0
2005	19.009541	19.099944	0.48%	0
2004	16.621856	19.009541	14.36%	0
2003*	10.000000	16.621856	66.22%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.494072	17.950396	-7.92%	0
2010	15.956493	19.494072	22.17%	0
2009	12.142994	15.956493	31.40%	0
2008	20.152532	12.142994	-39.74%	86
2007	20.235659	20.152532	-0.41%	78
2006	18.523315	20.235659	9.24%	265
2005	16.917200	18.523315	9.49%	121
2004	14.569685	16.917200	16.11%	0
2003*	10.000000	14.569685	45.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.252999	13.004390	-1.88%	0
2010	11.974411	13.252999	10.68%	0
2009	9.756608	11.974411	22.73%	3,187
2008	17.095259	9.756608	-42.93%	4,358
2007	16.211278	17.095259	5.45%	4,259
2006	14.623648	16.211278	10.86%	4,501
2005	13.975414	14.623648	4.64%	3,685
2004	13.052629	13.975414	7.07%	2,771
2003*	10.000000	13.052629	30.53%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.982112	9.319450	3.76%	0
2010	7.077893	8.982112	26.90%	0
2009	5.548014	7.077893	27.58%	0
2008*	10.000000	5.548014	-44.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	2,392
2009	9.793605	10.253900	4.70%	2,392
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	547
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.704272	14.007587	-4.74%	223
2010	13.029918	14.704272	12.85%	1,520
2009	10.392120	13.029918	25.38%	4,467
2008	16.934889	10.392120	-38.63%	11,985
2007	17.790645	16.934889	-4.81%	14,423
2006	15.748527	17.790645	12.97%	14,123
2005	15.497598	15.748527	1.62%	13,932
2004	13.540723	15.497598	14.45%	7,588
2003*	10.000000	13.540723	35.41%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.826937	9.634178	-1.96%	657
2010	9.548473	9.826937	2.92%	657
2009	8.619490	9.548473	10.78%	1,454
2008	10.185777	8.619490	-15.38%	5,322
2007	9.946883	10.185777	2.40%	6,314
2006	9.764882	9.946883	1.86%	6,276
2005	9.846906	9.764882	-0.83%	4,992
2004	9.995678	9.846906	-1.49%	2,577
2003*	10.000000	9.995678	-0.04%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.429924	12.021938	-3.28%	0
2010	10.630901	12.429924	16.92%	0
2009	8.859696	10.630901	19.99%	0
2008	14.975331	8.859696	-40.84%	0
2007	15.243514	14.975331	-1.76%	0
2006	14.815381	15.243514	2.89%	0
2005	14.728616	14.815381	0.59%	0
2004	13.467966	14.728616	9.36%	0
2003*	10.000000	13.467966	34.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.051635	14.260370	-5.26%	0
2010	12.533280	15.051635	20.09%	0
2009	9.755869	12.533280	28.47%	0
2008	16.481860	9.755869	-40.81%	2,369
2007	15.670271	16.481860	5.18%	4,252
2006	14.098104	15.670271	11.15%	4,537
2005	13.496185	14.098104	4.46%	3,846
2004	12.188212	13.496185	10.73%	2,460
2003*	10.000000	12.188212	21.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.662826	12.221611	-10.55%	0
2010	12.083757	13.662826	13.07%	0
2009	8.869191	12.083757	36.24%	0
2008	15.210864	8.869191	-41.69%	0
2007	14.673899	15.210864	3.66%	0
2006	12.786011	14.673899	14.77%	0
2005	11.468391	12.786011	11.49%	0
2004*	10.000000	11.468391	14.68%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.826535	18.622664	-10.58%	0
2010	18.413930	20.826535	13.10%	0
2009	13.517915	18.413930	36.22%	0
2008	23.177337	13.517915	-41.68%	0
2007	22.354371	23.177337	3.68%	0
2006	19.484250	22.354371	14.73%	0
2005	17.474413	19.484250	11.50%	0
2004	15.037620	17.474413	16.20%	0
2003*	10.000000	15.037620	50.38%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.739820	2.623192	-4.26%	0
2010	2.452830	2.739820	11.70%	0
2009	1.984921	2.452830	23.57%	0
2008	9.503199	1.984921	-79.11%	0
2007*	10.000000	9.503199	-4.97%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.817595	3.636469	-4.74%	0
2010	3.412611	3.817595	11.87%	0
2009	2.771844	3.412611	23.12%	0
2008	13.235262	2.771844	-79.06%	0
2007	13.605388	13.235262	-2.72%	0
2006	12.742044	13.605388	6.78%	0
2005	12.778313	12.742044	-0.28%	0
2004	12.022598	12.778313	6.29%	0
2003*	10.000000	12.022598	20.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.941099	13.585193	-2.55%	479
2010	12.313104	13.941099	13.22%	1,503
2009	9.841516	12.313104	25.11%	4,992
2008	16.405148	9.841516	-40.01%	8,244
2007	16.115779	16.405148	1.80%	10,901
2006	14.365531	16.115779	12.18%	10,703
2005	13.897389	14.365531	3.37%	9,318
2004	13.025936	13.897389	6.69%	5,819
2003*	10.000000	13.025936	30.26%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.763504	18.859282	-4.58%	0
2010	16.429893	19.763504	20.29%	0
2009	12.279250	16.429893	33.80%	0
2008	20.263408	12.279250	-39.40%	405
2007	21.025158	20.263408	-3.62%	302
2006	18.758181	21.025158	12.09%	341
2005	17.489490	18.758181	7.25%	119
2004	15.012537	17.489490	16.50%	0
2003*	10.000000	15.012537	50.13%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	223
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.940075	-0.60%	0

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.095334	11.274896	-6.78%	1,129
2010	10.818124	12.095334	11.81%	1,161
2009	8.525513	10.818124	26.89%	1,190
2008	14.227984	8.525513	-40.08%	1,378
2007	15.492983	14.227984	-8.16%	1,431
2006	13.673036	15.492983	13.31%	1,464
2005	13.291895	13.673036	2.87%	1,495
2004	12.237939	13.291895	8.61%	405
2003*	10.000000	12.237939	22.38%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.907506	12.104685	-18.80%	0
2010	13.860665	14.907506	7.55%	0
2009	11.377179	13.860665	21.83%	0
2008	20.767014	11.377179	-45.22%	0
2007	19.607144	20.767014	5.92%	0
2006	15.704009	19.607144	24.85%	0
2005	14.317960	15.704009	9.68%	0
2004	12.605837	14.317960	13.58%	0
2003*	10.000000	12.605837	26.06%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.329282	12.310210	-19.69%	0
2010	12.981831	15.329282	18.08%	0
2009	8.102986	12.981831	60.21%	0
2008	13.165195	8.102986	-38.45%	528
2007	12.765218	13.165195	3.13%	528
2006	12.385068	12.765218	3.07%	528
2005	11.986914	12.385068	3.32%	528
2004	11.675220	11.986914	2.67%	528
2003*	10.000000	11.675220	16.75%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584401	10.906004	3.04%	287
2010	10.133021	10.584401	4.45%	4,181
2009	9.477206	10.133021	6.92%	5,191
2008	10.827458	9.477206	-12.47%	7,338
2007	10.528615	10.827458	2.84%	8,812
2006	10.399944	10.528615	1.24%	9,028
2005	10.235988	10.399944	1.60%	9,293
2004	10.061769	10.235988	1.73%	3,613
2003*	10.000000	10.061769	0.62%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.814298	19.658249	4.49%	0
2010	17.538657	18.814298	7.27%	0
2009	13.789680	17.538657	27.19%	0
2008	16.592799	13.789680	-16.89%	0
2007	15.956447	16.592799	3.99%	0
2006	14.731199	15.956447	8.32%	0
2005	13.438445	14.731199	9.62%	0
2004	12.488971	13.438445	7.60%	0
2003*	10.000000	12.488971	24.89%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.630601	14.577196	-6.74%	0
2010	12.613155	15.630601	23.92%	0
2009	8.453326	12.613155	49.21%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.254416	13.736330	3.64%	0
2010	12.026920	13.254416	10.21%	0
2009	10.228659	12.026920	17.58%	0
2008	17.654334	10.228659	-42.06%	0
2007	17.234567	17.654334	2.44%	0
2006	15.078192	17.234567	14.30%	0
2005	14.754015	15.078192	2.20%	0
2004	13.577608	14.754015	8.66%	0
2003*	10.000000	13.577608	35.78%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.299863	19.016442	-10.72%	15,865
2010	17.221653	21.299863	23.68%	16,003
2009	12.356226	17.221653	39.38%	11,028
2008	19.684436	12.356226	-37.23%	2,269
2007	19.847239	19.684436	-0.82%	0
2006	17.787053	19.847239	11.58%	0
2005	17.072377	17.787053	4.19%	0
2004	14.674992	17.072377	16.34%	0
2003*	10.000000	14.674992	46.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.948668	13.045835	9.18%	47,984
2010	11.634318	11.948668	2.70%	50,529
2009	10.804542	11.634318	7.68%	44,904
2008	11.237420	10.804542	-3.85%	27,786
2007	10.505971	11.237420	6.96%	26,826
2006	10.584599	10.505971	-0.74%	27,369
2005	10.666402	10.584599	-0.77%	26,038
2004	10.317953	10.666402	3.38%	10,152
2003*	10.000000	10.317953	3.18%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.595653	13.663099	0.50%	0
2010	12.221479	13.595653	11.24%	0
2009	10.621401	12.221479	15.06%	0
2008	16.656567	10.621401	-36.23%	0
2007	17.125135	16.656567	-2.74%	0
2006	15.004311	17.125135	14.13%	0
2005	14.692774	15.004311	2.12%	0
2004	13.358781	14.692774	9.99%	0
2003*	10.000000	13.358781	33.59%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.553811	13.131046	-3.12%	2,390
2010	11.659979	13.553811	16.24%	1,006
2009	9.194334	11.659979	26.82%	1,039
2008	12.466537	9.194334	-26.25%	651
2007	13.078908	12.466537	-4.68%	2,295
2006	11.133943	13.078908	17.47%	0
2005*	10.000000	11.133943	11.34%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.858100	12.105642	-5.85%	12,591
2010	11.990240	12.858100	7.24%	16,109
2009*	10.000000	11.990240	19.90%	8,435
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.824469	19.478398	-1.75%	11,895
2010	16.125877	19.824469	22.94%	7,235
2009	13.201674	16.125877	22.15%	7,181
2008	19.559767	13.201674	-32.51%	13,098
2007	20.154878	19.559767	-2.95%	4,851
2006	18.029765	20.154878	11.79%	7,363
2005	17.208156	18.029765	4.77%	1,858
2004	14.450589	17.208156	19.08%	443
2003*	10.000000	14.450589	44.51%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.147538	14.046796	-0.71%	20,197
2010	12.642499	14.147538	11.90%	20,230
2009	10.266291	12.642499	23.15%	3,475
2008	16.765403	10.266291	-38.77%	1,509
2007	16.346335	16.765403	2.56%	1,509
2006	14.521814	16.346335	12.56%	1,715
2005	14.231683	14.521814	2.04%	1,509
2004	13.200110	14.231683	7.81%	780
2003*	10.000000	13.200110	32.00%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.305876	15.199128	6.24%	41,115
2010	12.727560	14.305876	12.40%	23,488
2009	10.657988	12.727560	19.42%	21,418
2008	15.522995	10.657988	-31.34%	8,910
2007	14.871448	15.522995	4.38%	10,509
2006	13.097671	14.871448	13.54%	11,610
2005	12.874963	13.097671	1.73%	8,270
2004	12.574887	12.874963	2.39%	11,293
2003*	10.000000	12.574887	25.75%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.809584	10.755877	-16.03%	0
2010	10.022295	12.809584	27.81%	0
2009	8.156780	10.022295	22.87%	0
2008	13.417089	8.156780	-39.21%	0
2007	15.481086	13.417089	-13.33%	0
2006	15.305702	15.481086	1.15%	0
2005	14.840344	15.305702	3.14%	0
2004	13.678782	14.840344	8.49%	0
2003*	10.000000	13.678782	36.79%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.606268	12.561595	-7.68%	0
2010	12.323344	13.606268	10.41%	0
2009	11.136185	12.323344	10.66%	0
2008	16.206899	11.136185	-31.29%	0
2007	15.131593	16.206899	7.11%	0
2006	13.375795	15.131593	13.13%	0
2005	13.461571	13.375795	-0.64%	0
2004	12.863838	13.461571	4.65%	0
2003*	10.000000	12.863838	28.64%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.852145	11.810778	-0.35%	1,381
2010	11.203228	11.852145	5.79%	1,685
2009	9.543325	11.203228	17.39%	1,551
2008	10.566036	9.543325	-9.68%	1,545
2007	10.287329	10.566036	2.71%	11,365
2006	10.131702	10.287329	1.54%	1,470
2005	10.268223	10.131702	-1.33%	1,130
2004	10.172250	10.268223	0.94%	1,222
2003*	10.000000	10.172250	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.736660	11.418286	-2.71%	1,731
2010	10.673684	11.736660	9.96%	0
2009	8.813630	10.673684	21.10%	0
2008	12.055503	8.813630	-26.89%	0
2007	11.382194	12.055503	5.92%	0
2006	10.630924	11.382194	7.07%	0
2005*	10.000000	10.630924	6.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.809038	11.394733	-3.51%	32,232
2010	10.571990	11.809038	11.70%	32,606
2009	8.417740	10.571990	25.59%	3,443
2008	12.821849	8.417740	-34.35%	1,216
2007	11.935664	12.821849	7.42%	1,216
2006	10.935802	11.935664	9.14%	0
2005*	10.000000	10.935802	9.36%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.693674	11.101991	-5.06%	5,756
2010	10.327628	11.693674	13.23%	5,756
2009	8.058275	10.327628	28.16%	0
2008	13.340761	8.058275	-39.60%	0
2007	12.294282	13.340761	8.51%	0
2006	11.142720	12.294282	10.33%	0
2005*	10.000000	11.142720	11.43%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.129558	14.939807	-7.38%	16,316
2010	13.854785	16.129558	16.42%	17,606
2009	9.609469	13.854785	44.18%	17,835
2008	21.573326	9.609469	-55.46%	14,580
2007	15.163091	21.573326	42.28%	12,217
2006	13.307881	15.163091	13.94%	9,660
2005*	10.000000	13.307881	33.08%	989
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.077935	13.844855	-1.66%	25,964
2010	12.538662	14.077935	12.28%	29,395
2009	9.881046	12.538662	26.90%	25,449
2008	17.686113	9.881046	-44.13%	22,395
2007	17.877300	17.686113	-1.07%	22,687
2006	15.256422	17.877300	17.18%	20,029
2005	14.790610	15.256422	3.15%	12,938
2004	13.609869	14.790610	8.68%	5,405
2003*	10.000000	13.609869	36.10%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.330246	13.996775	-2.33%	7,944
2010	11.841618	14.330246	21.02%	36,122
2009	9.471628	11.841618	25.02%	8,786
2008	18.399897	9.471628	-48.52%	10,165
2007	14.870760	18.399897	23.73%	11,409
2006	14.281288	14.870760	4.13%	10,138
2005	13.854142	14.281288	3.08%	5,893
2004	13.750936	13.854142	0.75%	4,436
2003*	10.000000	13.750936	37.51%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.991605	12.540861	4.58%	46,328
2010	11.412454	11.991605	5.07%	50,496
2009	10.116151	11.412454	12.81%	44,991
2008	10.725576	10.116151	-5.68%	29,903
2007	10.548602	10.725576	1.68%	56,577
2006	10.367395	10.548602	1.75%	16,288
2005	10.413473	10.367395	-0.44%	6,642
2004	10.229990	10.413473	1.79%	4,503
2003*	10.000000	10.229990	2.30%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.032679	21.803479	-12.90%	27,512
2010	19.927699	25.032679	25.62%	35,285
2009	14.594916	19.927699	36.54%	27,169
2008	24.736512	14.594916	-41.00%	14,242
2007	21.954539	24.736512	12.67%	11,214
2006	19.990528	21.954539	9.82%	7,081
2005	17.336262	19.990528	15.31%	3,049
2004	14.234449	17.336262	21.79%	809
2003*	10.000000	14.234449	42.34%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.481626	14.925890	-19.24%	0
2010	16.765403	18.481626	10.24%	0
2009	13.595396	16.765403	23.32%	0
2008	24.832533	13.595396	-45.25%	0
2007	21.716874	24.832533	14.35%	0
2006	18.872516	21.716874	15.07%	0
2005	16.261101	18.872516	16.06%	0
2004	14.688244	16.261101	10.71%	0
2003*	10.000000	14.688244	46.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.461106	10.057640	-19.29%	24,595
2010	11.304309	12.461106	10.23%	25,657
2009	9.168371	11.304309	23.30%	26,046
2008	16.742107	9.168371	-45.24%	23,272
2007	14.640636	16.742107	14.35%	24,815
2006	12.718704	14.640636	15.11%	23,830
2005	10.962580	12.718704	16.02%	12,754
2004*	10.000000	10.962580	9.63%	14,335
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.363613	17.209115	-11.13%	388
2010	15.687288	19.363613	23.44%	90
2009	10.217220	15.687288	53.54%	90
2008	21.469174	10.217220	-52.41%	90
2007	20.843249	21.469174	3.00%	90
2006	18.388802	20.843249	13.35%	90
2005	18.374502	18.388802	0.08%	0
2004	16.520633	18.374502	11.22%	0
2003*	10.000000	16.520633	65.21%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.219787	11.223660	0.03%	7,266
2010	10.192119	11.219787	10.08%	7,229
2009	7.693418	10.192119	32.48%	6,457
2008	11.194646	7.693418	-31.28%	5,643
2007	11.044680	11.194646	1.36%	6,229
2006*	10.000000	11.044680	10.45%	2,064
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.011971	15.547346	3.57%	25,163
2010	12.735864	15.011971	17.87%	28,735
2009	11.108969	12.735864	14.64%	30,236
2008	15.597923	11.108969	-28.78%	30,146
2007	16.408204	15.597923	-4.94%	31,920
2006	14.338212	16.408204	14.44%	32,199
2005	14.188607	14.338212	1.05%	32,983
2004	13.083537	14.188607	8.45%	20,480
2003*	10.000000	13.083537	30.84%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.717010	19.480253	-5.97%	10,673
2010	16.537081	20.717010	25.28%	11,227
2009	13.105461	16.537081	26.18%	15,318
2008	20.026926	13.105461	-34.56%	11,854
2007	21.000927	20.026926	-4.64%	9,942
2006	18.373806	21.000927	14.30%	15,836
2005	17.289265	18.373806	6.27%	6,028
2004	14.300269	17.289265	20.90%	4,165
2003*	10.000000	14.300269	43.00%	496
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.983478	8.641912	-3.80%	360
2010	8.339673	8.983478	7.72%	8,891
2009	6.553439	8.339673	27.26%	6,085
2008*	10.000000	6.553439	-34.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.774151	14.611780	-17.79%	10,359
2010	15.480849	17.774151	14.81%	11,266
2009	9.178418	15.480849	68.67%	12,402
2008	19.850900	9.178418	-53.76%	7,623
2007	15.789451	19.850900	25.72%	11,434
2006	12.608573	15.789451	25.23%	15,084
2005*	10.000000	12.608573	26.09%	1,227
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.831763	16.442487	-12.69%	0
2010	17.780013	18.831763	5.92%	0
2009	13.279480	17.780013	33.89%	0
2008	22.798165	13.279480	-41.75%	0
2007	20.213295	22.798165	12.79%	0
2006	17.034584	20.213295	18.66%	0
2005	15.825148	17.034584	7.64%	0
2004	13.665513	15.825148	15.80%	0
2003*	10.000000	13.665513	36.66%	859
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.630637	11.895362	-12.73%	30,962
2010	12.869360	13.630637	5.92%	38,474
2009	9.600976	12.869360	34.04%	41,101
2008	16.486849	9.600976	-41.77%	56,451
2007	14.618971	16.486849	12.78%	56,912
2006	12.318381	14.618971	18.68%	48,559
2005	11.447566	12.318381	7.61%	33,586
2004*	10.000000	11.447566	14.48%	17,029
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.645548	15.159661	-3.11%	4,677
2010	14.000466	15.645548	11.75%	7,122
2009	12.073830	14.000466	15.96%	6,977
2008	11.635851	12.073830	3.76%	4,542
2007	10.727678	11.635851	8.47%	5,338
2006	9.729853	10.727678	10.26%	1,988
2005*	10.000000	9.729853	-2.70%	799

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.296497	8.897825	-13.58%	0
2010*	10.000000	10.296497	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.270121	10.911116	-3.19%	777
2010*	10.000000	11.270121	12.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.508963	11.341055	-9.34%	11,868
2010	11.781172	12.508963	6.18%	13,653
2009*	10.000000	11.781172	17.81%	8,073
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.741438	15.588569	-0.97%	0
2010	14.901852	15.741438	5.63%	0
2009	12.145432	14.901852	22.70%	0
2008	14.810019	12.145432	-17.99%	0
2007	13.746388	14.810019	7.74%	0
2006	12.742004	13.746388	7.88%	0
2005	12.113119	12.742004	5.19%	0
2004	11.448775	12.113119	5.80%	0
2003*	10.000000	11.448775	14.49%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.025613	16.389240	-9.08%	9,126
2010	17.327037	18.025613	4.03%	13,316
2009	12.145867	17.327037	42.66%	5,936
2008	22.324473	12.145867	-45.59%	7,536
2007	16.725332	22.324473	33.48%	2,934
2006	15.687863	16.725332	6.61%	2,563
2005	14.264830	15.687863	9.98%	0
2004	12.376674	14.264830	15.26%	0
2003*	10.000000	12.376674	23.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.190662	25.246530	-33.89%	0
2010	31.266522	38.190662	22.15%	0
2009	17.871206	31.266522	74.95%	0
2008	38.293639	17.871206	-53.33%	0
2007	30.620244	38.293639	25.06%	0
2006	21.372724	30.620244	43.27%	0
2005	16.578769	21.372724	28.92%	0
2004	14.297256	16.578769	15.96%	0
2003*	10.000000	14.297256	42.97%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.167527	13.893572	-1.93%	8,139
2010	12.929647	14.167527	9.57%	8,139
2009	9.514304	12.929647	35.90%	8,802
2008	15.453408	9.514304	-38.43%	10,065
2007	14.248328	15.453408	8.46%	11,707
2006	13.590161	14.248328	4.84%	11,979
2005	13.345092	13.590161	1.84%	10,447
2004	12.533128	13.345092	6.48%	9,241
2003*	10.000000	12.533128	25.33%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.061210	15.619350	-2.75%	27,527
2010	14.781145	16.061210	8.66%	28,756
2009	12.355204	14.781145	19.63%	25,540
2008	18.803264	12.355204	-34.29%	13,029
2007	17.889816	18.803264	5.11%	13,976
2006	15.194031	17.889816	17.74%	9,431
2005	14.606086	15.194031	4.03%	2,118
2004	13.019620	14.606086	12.19%	157
2003*	10.000000	13.019620	30.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.677419	10.246878	-4.03%	6,071
2010*	10.000000	10.677419	6.77%	815
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.018805	-9.81%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.662112	13.413445	-1.82%	31,803
2010	12.358219	13.662112	10.55%	35,099
2009*	10.000000	12.358219	23.58%	10,782
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758453	9.623060	-1.39%	184,562
2010	8.916511	9.758453	9.44%	205,552
2009	7.394927	8.916511	20.58%	100,653
2008	10.778659	7.394927	-31.39%	41,194
2007	10.395373	10.778659	3.69%	39,032
2006*	10.000000	10.395373	3.95%	21,097
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430566	10.774671	3.30%	47,582
2010	10.072682	10.430566	3.55%	56,791
2009	9.192839	10.072682	9.57%	27,687
2008	10.439925	9.192839	-11.95%	8,755
2007	10.377569	10.439925	0.60%	4,113
2006*	10.000000	10.377569	3.78%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757205	9.531758	-11.39%	21,393
2010	9.892359	10.757205	8.74%	22,632
2009	7.150385	9.892359	38.35%	18,622
2008	11.927430	7.150385	-40.05%	11,583
2007	10.676121	11.927430	11.72%	9,277
2006*	10.000000	10.676121	6.76%	8,460
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.519878	8.865280	-6.88%	56,585
2010	8.243944	9.519878	15.48%	63,388
2009	6.080041	8.243944	35.59%	61,314
2008	11.155936	6.080041	-45.50%	39,128
2007	10.205698	11.155936	9.31%	34,966
2006*	10.000000	10.205698	2.06%	17,311
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.158742	7.793253	-4.48%	112,200
2010	7.524809	8.158742	8.42%	123,701
2009	5.893277	7.524809	27.68%	85,611
2008	9.739606	5.893277	-39.49%	29,413
2007*	10.000000	9.739606	-2.60%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.396839	15.617881	1.44%	0
2010	13.927132	15.396839	10.55%	180
2009	9.763592	13.927132	42.64%	180
2008	13.878013	9.763592	-29.65%	180
2007	13.774706	13.878013	0.75%	180
2006	12.746458	13.774706	8.07%	180
2005	12.742365	12.746458	0.03%	457
2004	11.846198	12.742365	7.57%	599
2003*	10.000000	11.846198	18.46%	559
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.529979	12.708581	1.43%	14,320
2010	11.333336	12.529979	10.56%	15,216
2009	7.940779	11.333336	42.72%	6,982
2008	11.304100	7.940779	-29.75%	3,356
2007	11.216305	11.304100	0.78%	4,774
2006	10.379470	11.216305	8.06%	3,345
2005*	10.000000	10.379470	3.79%	3,018
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.549414	7.379479	-13.68%	20,729
2010	7.583732	8.549414	12.73%	21,912
2009	5.074574	7.583732	49.45%	21,107
2008*	10.000000	5.074574	-49.25%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.415105	8.898556	-5.49%	16,776
2010	7.798987	9.415105	20.72%	16,690
2009	6.081035	7.798987	28.25%	23,219
2008*	10.000000	6.081035	-39.19%	27,120

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.951193	8.187826	-8.53%	0
2010	7.969799	8.951193	12.31%	0
2009	6.313982	7.969799	26.22%	382
2008*	10.000000	6.313982	-36.86%	1,520
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.932656	9.574146	-3.61%	119,380
2010	9.208171	9.932656	7.87%	64,591
2009	7.865828	9.208171	17.07%	41,548
2008*	10.000000	7.865828	-21.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.522066	8.982727	-5.66%	521,288
2010	8.671740	9.522066	9.81%	502,345
2009	7.148507	8.671740	21.31%	406,609
2008*	10.000000	7.148507	-28.51%	140,822
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.379376	10.284299	-0.92%	48,337
2010	9.947199	10.379376	4.34%	42,716
2009	9.008401	9.947199	10.42%	557
2008*	10.000000	9.008401	-9.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728060	9.283067	-4.57%	300,821
2010	8.940378	9.728060	8.81%	303,689
2009	7.503919	8.940378	19.14%	120,546
2008*	10.000000	7.503919	-24.96%	7,180
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.293142	8.655633	-6.86%	116,046
2010	8.394383	9.293142	10.71%	103,496
2009	6.787876	8.394383	23.67%	61,973
2008*	10.000000	6.787876	-32.12%	53,830
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096214	9.837830	-2.56%	55,213
2010	9.477613	10.096214	6.53%	56,067
2009	8.243260	9.477613	14.97%	52,953
2008*	10.000000	8.243260	-17.57%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.813910	11.225019	3.80%	7,578
2010	10.365838	10.813910	4.32%	7,226
2009	9.770424	10.365838	6.09%	6,572
2008*	10.000000	9.770424	-2.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.747246	12.171912	3.62%	16,409
2010	11.121340	11.747246	5.63%	15,573
2009	9.776210	11.121340	13.76%	12,059
2008*	10.000000	9.776210	-2.24%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.336122	26.722812	-24.38%	0
2010	31.202039	35.336122	13.25%	0
2009	19.582226	31.202039	59.34%	0
2008	47.645783	19.582226	-58.90%	0
2007	33.591997	47.645783	41.84%	0
2006	25.221251	33.591997	33.19%	0
2005	19.506334	25.221251	29.30%	0
2004	16.577470	19.506334	17.67%	0
2003*	10.000000	16.577470	65.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.281426	16.095099	-24.37%	8,531
2010	18.795548	21.281426	13.23%	12,289
2009	11.795989	18.795548	59.34%	11,909
2008	28.655761	11.795989	-58.84%	6,919
2007	20.167432	28.655761	42.09%	10,988
2006	15.115197	20.167432	33.42%	10,126
2005	11.676345	15.115197	29.45%	389
2004*	10.000000	11.676345	16.76%	148
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.622557	12.179887	4.80%	19,046
2010	11.353241	11.622557	2.37%	14,959
2009	11.316250	11.353241	0.33%	22,665
2008	10.752526	11.316250	5.24%	24,671
2007	10.271709	10.752526	4.68%	94,454
2006	10.172939	10.271709	0.97%	12,621
2005	10.082699	10.172939	0.89%	3,085
2004	9.994036	10.082699	0.89%	2,037
2003*	10.000000	9.994036	-0.06%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.572217	6.658488	-12.07%	31,274
2010	6.858499	7.572217	10.41%	21,336
2009	5.422874	6.858499	26.47%	7,895
2008*	10.000000	5.422874	-45.77%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.455900	7.200089	-14.85%	146
2010	8.058595	8.455900	4.93%	644
2009	6.413474	8.058595	25.65%	701
2008	11.535449	6.413474	-44.40%	701
2007	10.794987	11.535449	6.86%	2,209
2006*	10.000000	10.794987	7.95%	3,750
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.266448	15.268197	-6.14%	72,198
2010	14.524317	16.266448	11.99%	74,995
2009	11.686794	14.524317	24.28%	69,466
2008	18.940954	11.686794	-38.30%	65,023
2007	18.299007	18.940954	3.51%	65,033
2006	16.025349	18.299007	14.19%	37,801
2005	15.196187	16.025349	5.46%	3,655
2004	13.640553	15.196187	11.40%	3,655
2003*	10.000000	13.640553	36.41%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.296361	12.120454	-1.43%	9,974
2010	11.460873	12.296361	7.29%	10,188
2009*	10.000000	11.460873	14.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.152685	12.730542	-3.21%	50,142
2010	12.016478	13.152685	9.46%	50,685
2009*	10.000000	12.016478	20.16%	7,055
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.904769	11.972516	0.57%	50,995
2010	11.506906	11.904769	3.46%	38,226
2009	10.796914	11.506906	6.58%	17,613
2008	11.759376	10.796914	-8.18%	0
2007	11.423014	11.759376	2.94%	0
2006	11.012370	11.423014	3.73%	0
2005	10.910111	11.012370	0.94%	0
2004	10.670507	10.910111	2.25%	0
2003*	10.000000	10.670507	6.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.216316	13.884408	-2.33%	135,739
2010	13.119027	14.216316	8.36%	211,782
2009	11.271078	13.119027	16.40%	163,111
2008	15.020895	11.271078	-24.96%	72,194
2007	14.552819	15.020895	3.22%	136,162
2006	13.375868	14.552819	8.80%	73,889
2005	12.995346	13.375868	2.93%	30,935
2004	12.143248	12.995346	7.02%	16,762
2003*	10.000000	12.143248	21.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.491667	14.814165	-4.37%	76,452
2010	14.052561	15.491667	10.24%	84,847
2009	11.562898	14.052561	21.53%	90,659
2008	17.250735	11.562898	-32.97%	80,366
2007	16.635903	17.250735	3.70%	83,193
2006	14.864940	16.635903	11.91%	68,774
2005	14.208967	14.864940	4.62%	58,191
2004	12.974386	14.208967	9.52%	33,983
2003*	10.000000	12.974386	29.74%	707
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.126252	13.089553	-0.28%	54,099
2010	12.380722	13.126252	6.02%	75,826
2009	11.061455	12.380722	11.93%	52,219
2008	13.326911	11.061455	-17.00%	18,795
2007	12.887234	13.326911	3.41%	44,863
2006	12.165117	12.887234	5.94%	31,788
2005	11.916137	12.165117	2.09%	26,865
2004	11.381802	11.916137	4.69%	26,945
2003*	10.000000	11.381802	13.82%	1,133

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.610303	12.966115	-4.73%	43,061
2010	12.837189	13.610303	6.02%	49,566
2009*	10.000000	12.837189	28.37%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.325826	19.353925	-4.78%	14,830
2010	16.484590	20.325826	23.30%	10,821
2009	12.337819	16.484590	33.61%	10,946
2008	19.876563	12.337819	-37.93%	15,091
2007	18.917010	19.876563	5.07%	12,852
2006	17.618761	18.917010	7.37%	13,913
2005	16.085989	17.618761	9.53%	2,996
2004	14.226488	16.085989	13.07%	462
2003*	10.000000	14.226488	42.26%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.681179	9.459122	-2.29%	88,516
2010	9.909073	9.681179	-2.30%	109,239
2009	10.138094	9.909073	-2.26%	89,343
2008	10.167942	10.138094	-0.29%	125,689
2007	9.932596	10.167942	2.37%	50,234
2006	9.725197	9.932596	2.13%	1,852
2005	9.694844	9.725197	0.31%	3,671
2004	9.843208	9.694844	-1.51%	9,917
2003*	10.000000	9.843208	-1.57%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.517550	12.908919	3.13%	8,299
2010	11.585507	12.517550	8.04%	10,632
2009	9.533781	11.585507	21.52%	6,531
2008	11.798369	9.533781	-19.19%	1,356
2007	11.543724	11.798369	2.21%	10,174
2006	11.269480	11.543724	2.43%	1,908
2005	11.287951	11.269480	-0.16%	0
2004	10.845052	11.287951	4.08%	0
2003*	10.000000	10.845052	8.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.915532	7.872503	-11.70%	18,028
2010	8.018277	8.915532	11.19%	17,436
2009	6.029803	8.018277	32.98%	23,971
2008*	10.000000	6.029803	-39.70%	25,635
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.395253	11.755995	-18.33%	0
2010	13.913691	14.395253	3.46%	0
2009	10.996427	13.913691	26.53%	0
2008	21.030912	10.996427	-47.71%	0
2007	20.961096	21.030912	0.33%	0
2006	17.526693	20.961096	19.60%	0
2005	16.046770	17.526693	9.22%	0
2004	13.687034	16.046770	17.24%	0
2003*	10.000000	13.687034	36.87%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.236539	8.361143	-18.32%	40,444
2010	9.898230	10.236539	3.42%	40,357
2009	7.823905	9.898230	26.51%	36,091
2008	14.955775	7.823905	-47.69%	35,402
2007	14.907610	14.955775	0.32%	35,818
2006	12.464647	14.907610	19.60%	30,367
2005	11.410668	12.464647	9.24%	16,477
2004*	10.000000	11.410668	14.11%	12,196
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.919870	8.433406	-5.45%	34,443
2010	7.914192	8.919870	12.71%	36,679
2009	6.262350	7.914192	26.38%	17,397
2008*	10.000000	6.262350	-37.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.570841	7.863867	-8.25%	27,162
2010	7.780740	8.570841	10.15%	26,905
2009	6.250529	7.780740	24.48%	16,164
2008*	10.000000	6.250529	-37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.442793	8.815361	-6.64%	27,406
2010	7.642125	9.442793	23.56%	28,770
2009	6.173291	7.642125	23.79%	34,282
2008*	10.000000	6.173291	-38.27%	8,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.913010	9.460613	-4.56%	18,309
2010	8.481138	9.913010	16.88%	19,369
2009	6.653502	8.481138	27.47%	23,706
2008*	10.000000	6.653502	-33.46%	18,712
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575955	13.150073	-3.14%	656
2010	11.106900	13.575955	22.23%	680
2009	8.938350	11.106900	24.26%	680
2008	17.113159	8.938350	-47.77%	564
2007	15.998343	17.113159	6.97%	355
2006	15.899389	15.998343	0.62%	1,118
2005	15.104108	15.899389	5.27%	0
2004	13.660706	15.104108	10.57%	0
2003*	10.000000	13.660706	36.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.872760	18.357664	-7.62%	4,283
2010	16.082411	19.872760	23.57%	4,726
2009	13.078860	16.082411	22.96%	7,321
2008	19.774663	13.078860	-33.86%	8,061
2007	21.820354	19.774663	-9.38%	3,487
2006	19.071913	21.820354	14.41%	7,122
2005	18.991325	19.071913	0.42%	1,713
2004	16.614418	18.991325	14.31%	1,666
2003*	10.000000	16.614418	66.14%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.415660	17.869057	-7.97%	7,476
2010	15.900436	19.415660	22.11%	15,293
2009	12.106536	15.900436	31.34%	8,098
2008	20.102337	12.106536	-39.78%	12,201
2007	20.195647	20.102337	-0.46%	9,436
2006	18.496109	20.195647	9.19%	10,773
2005	16.900974	18.496109	9.44%	5,170
2004	14.563156	16.900974	16.05%	5,434
2003*	10.000000	14.563156	45.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.199707	12.945487	-1.93%	10,341
2010	11.932366	13.199707	10.62%	11,059
2009	9.727310	11.932366	22.67%	15,789
2008	17.052689	9.727310	-42.96%	19,415
2007	16.179237	17.052689	5.40%	23,716
2006	14.602188	16.179237	10.80%	13,564
2005	13.962018	14.602188	4.59%	1,167
2004	13.046787	13.962018	7.01%	0
2003*	10.000000	13.046787	30.47%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.969846	9.301977	3.70%	25,782
2010	7.071839	8.969846	26.84%	27,584
2009	5.546102	7.071839	27.51%	28,982
2008*	10.000000	5.546102	-44.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.251736	10.146606	-1.03%	8,689
2010	10.245163	10.251736	0.06%	9,081
2009	9.790268	10.245163	4.65%	7,684
2008*	10.000000	9.790268	-2.10%	1,033
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.334389	11.409125	-14.44%	25,728
2010	12.833644	13.334389	3.90%	23,215
2009*	10.000000	12.833644	28.34%	27,021
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.645164	13.944169	-4.79%	29,054
2010	12.984174	14.645164	12.79%	29,906
2009	10.360937	12.984174	25.32%	29,575
2008	16.892731	10.360937	-38.67%	31,120
2007	17.755498	16.892731	-4.86%	42,965
2006	15.725424	17.755498	12.91%	36,809
2005	15.482762	15.725424	1.57%	24,217
2004	13.534669	15.482762	14.39%	14,486
2003*	10.000000	13.534669	35.35%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.787414	9.590532	-2.01%	45,668
2010	9.514932	9.787414	2.86%	50,549
2009	8.593607	9.514932	10.72%	50,145
2008	10.160396	8.593607	-15.42%	18,564
2007	9.927203	10.160396	2.35%	36,230
2006	9.750532	9.927203	1.81%	14,248
2005	9.837446	9.750532	-0.88%	5,345
2004	9.991187	9.837446	-1.54%	3,309
2003*	10.000000	9.991187	-0.09%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.379929	11.967477	-3.33%	795
2010	10.593558	12.379929	16.86%	649
2009	8.833096	10.593558	19.93%	718
2008	14.938033	8.833096	-40.87%	925
2007	15.213377	14.938033	-1.81%	1,053
2006	14.793639	15.213377	2.84%	992
2005	14.714497	14.793639	0.54%	982
2004	13.461934	14.714497	9.30%	412
2003*	10.000000	13.461934	34.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.992720	14.197303	-5.31%	3,719
2010	12.490608	14.992720	20.03%	2,653
2009	9.727621	12.490608	28.40%	3,735
2008	16.442567	9.727621	-40.84%	3,504
2007	15.640952	16.442567	5.13%	31,465
2006	14.078903	15.640952	11.09%	18,666
2005	13.484673	14.078903	4.41%	3,564
2004	12.184056	13.484673	10.67%	1,001
2003*	10.000000	12.184056	21.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.616322	12.173795	-10.59%	6,393
2010	12.048779	13.616322	13.01%	5,596
2009	8.848051	12.048779	36.17%	5,594
2008	15.182394	8.848051	-41.72%	4,511
2007	14.653968	15.182394	3.61%	5,611
2006	12.775168	14.653968	14.71%	5,454
2005	11.464515	12.775168	11.43%	3,431
2004*	10.000000	11.464515	14.65%	1,290
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.742794	18.538302	-10.63%	0
2010	18.349276	20.742794	13.04%	0
2009	13.477338	18.349276	36.15%	0
2008	23.119610	13.477338	-41.71%	0
2007	22.310173	23.119610	3.63%	0
2006	19.455643	22.310173	14.67%	0
2005	17.457662	19.455643	11.44%	0
2004	15.030884	17.457662	16.15%	0
2003*	10.000000	15.030884	50.31%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.734654	2.616914	-4.31%	0
2010	2.449473	2.734654	11.64%	4,373
2009	1.983217	2.449473	23.51%	4,373
2008	9.499943	1.983217	-79.12%	2,772
2007*	10.000000	9.499943	-5.00%	313
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.802225	3.619970	-4.79%	0
2010	3.400618	3.802225	11.81%	0
2009	2.763512	3.400618	23.05%	0
2008	13.202261	2.763512	-79.07%	0
2007	13.578458	13.202261	-2.77%	997
2006	12.723332	13.578458	6.72%	1,206
2005	12.766047	12.723332	-0.33%	815
2004	12.017205	12.766047	6.23%	698
2003*	10.000000	12.017205	20.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.885036	13.523659	-2.60%	13,984
2010	12.269861	13.885036	13.16%	14,116
2009	9.811972	12.269861	25.05%	18,327
2008	16.364280	9.811972	-40.04%	19,339
2007	16.083909	16.364280	1.74%	24,332
2006	14.344443	16.083909	12.13%	17,418
2005	13.884059	14.344443	3.32%	1,116
2004	13.020103	13.884059	6.64%	0
2003*	10.000000	13.020103	30.20%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.684041	18.773867	-4.62%	3,374
2010	16.372203	19.684041	20.23%	4,086
2009	12.242398	16.372203	33.73%	4,554
2008	20.212960	12.242398	-39.43%	8,374
2007	20.983612	20.212960	-3.67%	8,212
2006	18.730671	20.983612	12.03%	8,601
2005	17.472746	18.730671	7.20%	36
2004	15.005824	17.472746	16.44%	31
2003*	10.000000	15.005824	50.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.537443	12.221538	5.93%	482
2010	10.797116	11.537443	6.86%	482
2009*	10.000000	10.797116	7.97%	482
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176939	11.030626	-1.31%	28,035
2010	10.876049	11.176939	2.77%	32,012
2009*	10.000000	10.876049	8.76%	22,392
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.936712	-0.63%	416

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.047990	11.225036	-6.83%	0
2010	10.781286	12.047990	11.75%	0
2009	8.500834	10.781286	26.83%	0
2008	14.194062	8.500834	-40.11%	0
2007	15.464005	14.194062	-8.21%	0
2006	13.654420	15.464005	13.25%	0
2005	13.280570	13.654420	2.82%	0
2004	12.233767	13.280570	8.56%	0
2003*	10.000000	12.233767	22.34%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.849104	12.051099	-18.84%	0
2010	13.813432	14.849104	7.50%	0
2009	11.344216	13.813432	21.77%	0
2008	20.717476	11.344216	-45.24%	0
2007	19.570440	20.717476	5.86%	0
2006	15.682599	19.570440	24.79%	0
2005	14.305748	15.682599	9.62%	0
2004	12.601537	14.305748	13.52%	0
2003*	10.000000	12.601537	26.02%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.269272	12.255760	-19.74%	0
2010	12.937627	15.269272	18.02%	0
2009	8.079521	12.937627	60.13%	0
2008	13.133811	8.079521	-38.48%	0
2007	12.741344	13.133811	3.08%	0
2006	12.368215	12.741344	3.02%	0
2005	11.976695	12.368215	3.27%	0
2004	11.671236	11.976695	2.62%	0
2003*	10.000000	11.671236	16.71%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473605	11.296020	7.85%	229
2010*	10.000000	10.473605	4.74%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.542938	10.857736	2.99%	5,961
2010	10.098488	10.542938	4.40%	9,664
2009	9.449749	10.098488	6.87%	9,626
2008	10.801613	9.449749	-12.52%	15,705
2007	10.508882	10.801613	2.79%	37,117
2006	10.385759	10.508882	1.19%	13,289
2005	10.227246	10.385759	1.55%	1,194
2004	10.058336	10.227246	1.68%	0
2003*	10.000000	10.058336	0.58%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.737473	19.567992	4.43%	0
2010	17.475981	18.737473	7.22%	0
2009	13.747430	17.475981	27.12%	0
2008	16.550435	13.747430	-16.94%	0
2007	15.923891	16.550435	3.93%	0
2006	14.708653	15.923891	8.26%	0
2005	13.424716	14.708653	9.56%	0
2004	12.482592	13.424716	7.55%	0
2003*	10.000000	12.482592	24.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581694	14.524156	-6.79%	11,374
2010	12.580117	15.581694	23.86%	10,975
2009	8.435497	12.580117	49.13%	9,448

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.201085	13.674064	3.58%	0
2010	11.984654	13.201085	10.15%	0
2009	10.197941	11.984654	17.52%	0
2008	17.610360	10.197941	-42.09%	178
2007	17.200484	17.610360	2.38%	178
2006	15.056052	17.200484	14.24%	178
2005	14.739868	15.056052	2.15%	178
2004	13.571529	14.739868	8.61%	178
2003*	10.000000	13.571529	35.72%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.214186	18.930268	-10.77%	9,087
2010	17.161136	21.214186	23.62%	7,921
2009	12.319109	17.161136	39.31%	3,671
2008	19.635378	12.319109	-37.26%	3,443
2007	19.807979	19.635378	-0.87%	0
2006	17.760940	19.807979	11.53%	0
2005	17.056004	17.760940	4.13%	0
2004	14.668433	17.056004	16.28%	0
2003*	10.000000	14.668433	46.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.899828	12.985892	9.13%	64,140
2010	11.592697	11.899828	2.65%	67,238
2009	10.771404	11.592697	7.62%	49,281
2008	11.208694	10.771404	-3.90%	48,452
2007	10.484510	11.208694	6.91%	5,832
2006	10.568371	10.484510	-0.79%	2,645
2005	10.655487	10.568371	-0.82%	2,479
2004	10.312673	10.655487	3.32%	0
2003*	10.000000	10.312673	3.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.540946	13.601172	0.44%	0
2010	12.178528	13.540946	11.19%	0
2009	10.589505	12.178528	15.01%	0
2008	16.615074	10.589505	-36.27%	0
2007	17.091271	16.615074	-2.79%	0
2006	14.982286	17.091271	14.08%	0
2005	14.678696	14.982286	2.07%	0
2004*	10.000000	11.182886	11.83%	0
2004	13.352802	14.678696	9.93%	0
2003*	10.000000	13.352802	33.53%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.514572	13.086343	-3.17%	21,784
2010	11.632166	13.514572	16.18%	19,651
2009	9.177100	11.632166	26.75%	23,523
2008	12.449547	9.177100	-26.29%	23,401
2007	13.067810	12.449547	-4.73%	16,806
2006	11.130171	13.067810	17.41%	3,837
2005*	10.000000	11.130171	11.30%	3,454

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.847133	12.089140	-5.90%	0
2010	11.986146	12.847133	7.18%	0
2009*	10.000000	11.986146	19.86%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.744723	19.390134	-1.80%	27,412
2010	16.069221	19.744723	22.87%	30,257
2009	13.162024	16.069221	22.09%	3,138
2008	19.511021	13.162024	-32.54%	2,710
2007	20.115008	19.511021	-3.00%	567
2006	18.003287	20.115008	11.73%	0
2005	17.191656	18.003287	4.72%	0
2004	14.444121	17.191656	19.02%	0
2003*	10.000000	14.444121	44.44%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.090582	13.983105	-0.76%	4,023
2010	12.598052	14.090582	11.85%	3,835
2009	10.235430	12.598052	23.08%	4,820
2008	16.723589	10.235430	-38.80%	4,777
2007	16.313974	16.723589	2.51%	3,552
2006	14.500481	16.313974	12.51%	4,607
2005	14.218015	14.500481	1.99%	3,698
2004	13.194190	14.218015	7.76%	1,916
2003*	10.000000	13.194190	31.94%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.248269	15.130188	6.19%	11,787
2010	12.682796	14.248269	12.34%	14,005
2009	10.625956	12.682796	19.36%	2,140
2008	15.484277	10.625956	-31.38%	3,618
2007	14.842000	15.484277	4.33%	2,303
2006	13.078414	14.842000	13.48%	3,435
2005	12.862598	13.078414	1.68%	2,454
2004	12.569236	12.862598	2.33%	733
2003*	10.000000	12.569236	25.69%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.758061	10.707139	-16.08%	0
2010	9.987081	12.758061	27.75%	0
2009	8.132281	9.987081	22.81%	0
2008	13.383655	8.132281	-39.24%	0
2007	15.450461	13.383655	-13.38%	0
2006	15.283224	15.450461	1.09%	0
2005	14.826107	15.283224	3.08%	0
2004	13.672660	14.826107	8.44%	0
2003*	10.000000	13.672660	36.73%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.551526	12.504656	-7.73%	0
2010	12.280037	13.551526	10.35%	0
2009	11.102725	12.280037	10.60%	0
2008	16.166502	11.102725	-31.32%	0
2007	15.101647	16.166502	7.05%	0
2006	13.356142	15.101647	13.07%	0
2005	13.448665	13.356142	-0.69%	0
2004	12.858073	13.448665	4.59%	0
2003*	10.000000	12.858073	28.58%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.804436	11.757239	-0.40%	95
2010	11.163853	11.804436	5.74%	471
2009	9.514651	11.163853	17.33%	861
2008	10.539678	9.514651	-9.73%	3,393
2007	10.266953	10.539678	2.66%	861
2006	10.116795	10.266953	1.48%	712
2005	10.258337	10.116795	-1.38%	752
2004	10.167671	10.258337	0.89%	293
2003*	10.000000	10.167671	1.68%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.702681	11.379419	-2.76%	476
2010	10.648227	11.702681	9.90%	19,781
2009	8.797094	10.648227	21.04%	43,740
2008	12.039071	8.797094	-26.93%	43,765
2007	11.372528	12.039071	5.86%	43,997
2006	10.627320	11.372528	7.01%	47,055
2005*	10.000000	10.627320	6.27%	24,118
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774845	11.355946	-3.56%	30,523
2010	10.546772	11.774845	11.64%	46,790
2009	8.401962	10.546772	25.53%	56,736
2008	12.804368	8.401962	-34.38%	57,703
2007	11.925522	12.804368	7.37%	60,634
2006	10.932085	11.925522	9.09%	62,266
2005*	10.000000	10.932085	9.32%	53,633
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.659781	11.064163	-5.11%	5,885
2010	10.302965	11.659781	13.17%	20,375
2009	8.043137	10.302965	28.10%	32,716
2008	13.322549	8.043137	-39.63%	37,567
2007	12.283828	13.322549	8.46%	38,269
2006	11.138935	12.283828	10.28%	38,846
2005*	10.000000	11.138935	11.39%	18,721

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.082808	14.888903	-7.42%	0
2010	13.821692	16.082808	16.36%	0
2009	9.591436	13.821692	44.10%	0
2008	21.543912	9.591436	-55.48%	0
2007	15.150214	21.543912	42.20%	0
2006	13.303376	15.150214	13.88%	0
2005*	10.000000	13.303376	33.03%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.021290	13.782098	-1.71%	37,206
2010	12.494586	14.021290	12.22%	32,410
2009	9.851363	12.494586	26.83%	20,872
2008	17.642038	9.851363	-44.16%	22,086
2007	17.841935	17.642038	-1.12%	18,759
2006	15.234015	17.841935	17.12%	12,531
2005	14.776419	15.234015	3.10%	12,095
2004	13.603772	14.776419	8.62%	771
2003*	10.000000	13.603772	36.04%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.272534	13.933293	-2.38%	9,301
2010	11.799969	14.272534	20.95%	4,337
2009	9.443148	11.799969	24.96%	3,069
2008	18.354004	9.443148	-48.55%	2,857
2007	14.841311	18.354004	23.67%	1,791
2006	14.260291	14.841311	4.07%	1,326
2005	13.840838	14.260291	3.03%	1,236
2004	13.744768	13.840838	0.70%	360
2003*	10.000000	13.744768	37.45%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.943367	12.484039	4.53%	658,180
2010	11.372363	11.943367	5.02%	1,202,299
2009	10.085775	11.372363	12.76%	1,758,339
2008	10.698836	10.085775	-5.73%	1,717,061
2007	10.527722	10.698836	1.63%	1,751,302
2006	10.352158	10.527722	1.70%	813,654
2005	10.403467	10.352158	-0.49%	59,399
2004	10.225391	10.403467	1.74%	0
2003*	10.000000	10.225391	2.25%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.931965	21.704664	-12.94%	36,682
2010	19.857680	24.931965	25.55%	37,042
2009	14.551074	19.857680	36.47%	40,691
2008	24.674874	14.551074	-41.03%	39,226
2007	21.911113	24.674874	12.61%	19,325
2006	19.961162	21.911113	9.77%	11,669
2005	17.319629	19.961162	15.25%	7,062
2004	14.228073	17.319629	21.73%	749
2003*	10.000000	14.228073	42.28%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.407275	14.858247	-19.28%	0
2010	16.706489	18.407275	10.18%	0
2009	13.554576	16.706489	23.25%	0
2008	24.770690	13.554576	-45.28%	0
2007	21.673946	24.770690	14.29%	0
2006	18.844819	21.673946	15.01%	0
2005	16.245524	18.844819	16.00%	0
2004	14.681680	16.245524	10.65%	0
2003*	10.000000	14.681680	46.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.418659	10.018254	-19.33%	22,345
2010	11.271565	12.418659	10.18%	20,031
2009	9.146498	11.271565	23.23%	20,132
2008	16.710756	9.146498	-45.27%	19,396
2007	14.620747	16.710756	14.29%	8,168
2006	12.707924	14.620747	15.05%	0
2005	10.958871	12.707924	15.96%	0
2004*	10.000000	10.958871	9.59%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.285662	17.131080	-11.17%	328
2010	15.632125	19.285662	23.37%	328
2009	10.186508	15.632125	53.46%	520
2008	21.415648	10.186508	-52.43%	662
2007	20.801986	21.415648	2.95%	1,073
2006	18.361767	20.801986	13.29%	2,663
2005	18.356870	18.361767	0.03%	2,664
2004	16.513232	18.356870	11.16%	1,779
2003*	10.000000	16.513232	65.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.193004	11.191147	-0.02%	344
2010	10.172991	11.193004	10.03%	8,601
2009	7.682907	10.172991	32.41%	9,175
2008	11.185080	7.682907	-31.31%	18,280
2007	11.040930	11.185080	1.31%	19,588
2006*	10.000000	11.040930	10.41%	16,381
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.951559	15.476872	3.51%	3,114
2010	12.691092	14.951559	17.81%	3,291
2009	11.075583	12.691092	14.59%	10,919
2008	15.559038	11.075583	-28.82%	13,497
2007	16.375723	15.559038	-4.99%	17,379
2006	14.317130	16.375723	14.38%	22,641
2005	14.174982	14.317130	1.00%	22,736
2004	13.077676	14.174982	8.39%	4,317
2003*	10.000000	13.077676	30.78%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.633627	19.391936	-6.02%	130,133
2010	16.478949	20.633627	25.21%	224,027
2009	13.066078	16.478949	26.12%	351,235
2008	19.976991	13.066078	-34.59%	5,982
2007	20.959357	19.976991	-4.69%	433
2006	18.346803	20.959357	14.24%	0
2005	17.272672	18.346803	6.22%	0
2004	14.293865	17.272672	20.84%	0
2003*	10.000000	14.293865	42.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.971226	8.625717	-3.85%	0
2010	8.332565	8.971226	7.66%	0
2009	6.551202	8.332565	27.19%	0
2008*	10.000000	6.551202	-34.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.722721	14.562053	-17.83%	0
2010	15.443947	17.722721	14.76%	0
2009	9.161213	15.443947	68.58%	0
2008	19.823856	9.161213	-53.79%	0
2007	15.776045	19.823856	25.66%	0
2006	12.604311	15.776045	25.16%	0
2005*	10.000000	12.604311	26.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.756014	16.367983	-12.73%	0
2010	17.717552	18.756014	5.86%	0
2009	13.239602	17.717552	33.82%	0
2008	22.741356	13.239602	-41.78%	0
2007	20.173294	22.741356	12.73%	0
2006	17.009548	20.173294	18.60%	0
2005	15.809963	17.009548	7.59%	0
2004	13.659387	15.809963	15.74%	0
2003*	10.000000	13.659387	36.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.584255	11.848831	-12.78%	43,529
2010	12.832119	13.584255	5.86%	41,735
2009	9.578090	12.832119	33.97%	42,090
2008	16.455978	9.578090	-41.80%	847,741
2007	14.599101	16.455978	12.72%	412,206
2006	12.307923	14.599101	18.62%	256,299
2005	11.443684	12.307923	7.55%	27,866
2004*	10.000000	11.443684	14.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.600261	15.108064	-3.16%	0
2010	13.967081	15.600261	11.69%	0
2009	12.051193	13.967081	15.90%	0
2008	11.619981	12.051193	3.71%	0
2007	10.718562	11.619981	8.41%	0
2006	9.726551	10.718562	10.20%	0
2005*	10.000000	9.726551	-2.73%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.295632	8.892524	-13.63%	1,155
2010*	10.000000	10.295632	2.96%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.269173	10.904628	-3.23%	1,701
2010*	10.000000	11.269173	12.69%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498301	11.325604	-9.38%	5,028
2010	11.777147	12.498301	6.12%	0
2009*	10.000000	11.777147	17.77%	1,260
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.678093	15.517911	-1.02%	0
2010	14.849482	15.678093	5.58%	0
2009	12.108937	14.849482	22.63%	0
2008	14.773086	12.108937	-18.03%	0
2007	13.719160	14.773086	7.68%	0
2006	12.723262	13.719160	7.83%	0
2005	12.101488	12.723262	5.14%	0
2004	11.443645	12.101488	5.75%	0
2003*	10.000000	11.443645	14.44%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.953094	16.314966	-9.12%	35,043
2010	17.266141	17.953094	3.98%	34,657
2009	12.109370	17.266141	42.58%	26,988
2008	22.268831	12.109370	-45.62%	26,334
2007	16.692231	22.268831	33.41%	8,000
2006	15.664813	16.692231	6.56%	0
2005	14.251148	15.664813	9.92%	0
2004	12.371130	14.251148	15.20%	0
2003*	10.000000	12.371130	23.71%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.037001	25.132095	-33.93%	0
2010	31.156646	38.037001	22.08%	0
2009	17.817522	31.156646	74.87%	0
2008	38.198229	17.817522	-53.36%	0
2007	30.559669	38.198229	25.00%	0
2006	21.341330	30.559669	43.19%	0
2005	16.562866	21.341330	28.85%	0
2004	14.290852	16.562866	15.90%	0
2003*	10.000000	14.290852	42.91%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.110530	13.830612	-1.98%	507
2010	12.884210	14.110530	9.52%	632
2009	9.485726	12.884210	35.83%	696
2008	15.414900	9.485726	-38.46%	711
2007	14.220129	15.414900	8.40%	1,116
2006	13.570197	14.220129	4.79%	1,139
2005	13.332303	13.570197	1.78%	481
2004	12.527515	13.332303	6.42%	389
2003*	10.000000	12.527515	25.28%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.996542	15.548515	-2.80%	440,419
2010	14.729169	15.996542	8.60%	722,394
2009	12.318074	14.729169	19.57%	838,862
2008	18.756381	12.318074	-34.33%	54,039
2007	17.854393	18.756381	5.05%	18,329
2006	15.171686	17.854393	17.68%	9,321
2005	14.592051	15.171686	3.97%	10,231
2004	13.013769	14.592051	12.13%	0
2003*	10.000000	13.013769	30.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.673806	10.238174	-4.08%	6,844
2010*	10.000000	10.673806	6.74%	3,915
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.015735	-9.84%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.650464	13.395155	-1.87%	67,596
2010	12.353990	13.650464	10.49%	69,638
2009*	10.000000	12.353990	23.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735136	9.595173	-1.44%	2,095,301
2010	8.899746	9.735136	9.39%	2,198,875
2009	7.384802	8.899746	20.51%	2,162,923
2008	10.769435	7.384802	-31.43%	2,142,414
2007	10.391833	10.769435	3.63%	576,435
2006*	10.000000	10.391833	3.92%	70,822
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405675	10.743477	3.25%	1,815,154
2010	10.053791	10.405675	3.50%	1,848,068
2009	9.180297	10.053791	9.51%	1,784,460
2008	10.431022	9.180297	-11.99%	1,896,531
2007	10.374046	10.431022	0.55%	469,546
2006*	10.000000	10.374046	3.74%	33

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731545	9.504160	-11.44%	40,747
2010	9.873794	10.731545	8.69%	38,714
2009	7.140620	9.873794	38.28%	24,650
2008	11.917257	7.140620	-40.08%	23,997
2007	10.672505	11.917257	11.66%	3,095
2006*	10.000000	10.672505	6.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497129	8.839576	-6.92%	64,833
2010	8.228464	9.497129	15.42%	62,750
2009	6.071730	8.228464	35.52%	63,496
2008	11.146413	6.071730	-45.53%	109,938
2007	10.202232	11.146413	9.25%	52,024
2006*	10.000000	10.202232	2.02%	40,066
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.143431	7.774651	-4.53%	2,534,523
2010	7.514524	8.143431	8.37%	2,600,691
2009	5.888236	7.514524	27.62%	2,484,107
2008	9.736275	5.888236	-39.52%	2,412,154
2007*	10.000000	9.736275	-2.64%	474,074
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.334927	15.547138	1.38%	0
2010	13.878228	15.334927	10.50%	0
2009	9.734279	13.878228	42.57%	0
2008	13.843431	9.734279	-29.68%	0
2007	13.747460	13.843431	0.70%	0
2006	12.727746	13.747460	8.01%	0
2005	12.730150	12.727746	-0.02%	0
2004	11.840898	12.730150	7.51%	0
2003*	10.000000	11.840898	18.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.493682	12.665295	1.37%	0
2010	11.306291	12.493682	10.50%	0
2009	7.925884	11.306291	42.65%	0
2008	11.288687	7.925884	-29.79%	0
2007	11.206774	11.288687	0.73%	0
2006	10.375946	11.206774	8.01%	0
2005*	10.000000	10.375946	3.76%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.537717	7.365606	-13.73%	6,628
2010	7.577228	8.537717	12.68%	5,247
2009	5.072828	7.577228	49.37%	5,108
2008*	10.000000	5.072828	-49.27%	4,878
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.402248	8.881865	-5.53%	589,409
2010	7.792321	9.402248	20.66%	1,044,263
2009	6.078957	7.792321	28.19%	1,734,812
2008*	10.000000	6.078957	-39.21%	1,996,704

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.938980	8.172479	-8.57%	0
2010	7.962997	8.938980	12.26%	9,528
2009	6.311827	7.962997	26.16%	0
2008*	10.000000	6.311827	-36.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.919113	9.556212	-3.66%	2,178,519
2010	9.200321	9.919113	7.81%	2,301,383
2009	7.863141	9.200321	17.01%	1,169,541
2008*	10.000000	7.863141	-21.37%	1,176,900
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509062	8.965881	-5.71%	787,757
2010	8.664336	9.509062	9.75%	778,053
2009	7.146054	8.664336	21.25%	337,648
2008*	10.000000	7.146054	-28.54%	347,014
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365215	10.265025	-0.97%	20,630
2010	9.938708	10.365215	4.29%	9,446
2009	9.005325	9.938708	10.36%	0
2008*	10.000000	9.005325	-9.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.714820	9.265691	-4.62%	401,478
2010	8.932762	9.714820	8.75%	1,428,177
2009	7.501354	8.932762	19.08%	181,094
2008*	10.000000	7.501354	-24.99%	181,094
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280464	8.639404	-6.91%	412,374
2010	8.387218	9.280464	10.65%	431,661
2009	6.785554	8.387218	23.60%	93,458
2008*	10.000000	6.785554	-32.14%	128,560
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082438	9.819396	-2.61%	66,007
2010	9.469522	10.082438	6.47%	62,363
2009	8.240441	9.469522	14.92%	41,829
2008*	10.000000	8.240441	-17.60%	53,189
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.799155	11.203987	3.75%	423,048
2010	10.356999	10.799155	4.27%	804,154
2009	9.767091	10.356999	6.04%	1,199,554
2008*	10.000000	9.767091	-2.33%	936
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.731232	12.149128	3.56%	8,556
2010	11.111871	11.731232	5.57%	8,547
2009	9.772882	11.111871	13.70%	5,788
2008*	10.000000	9.772882	-2.27%	6,758

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.193957	26.601697	-24.41%	0
2010	31.092402	35.193957	13.19%	0
2009	19.523400	31.092402	59.26%	0
2008	47.527096	19.523400	-58.92%	0
2007	33.525551	47.527096	41.76%	0
2006	25.184211	33.525551	33.12%	0
2005	19.487625	25.184211	29.23%	0
2004	16.570047	19.487625	17.61%	0
2003*	10.000000	16.570047	65.70%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.209000	16.032125	-24.41%	0
2010	18.741169	21.209000	13.17%	0
2009	11.767872	18.741169	59.26%	0
2008	28.602167	11.767872	-58.86%	0
2007	20.140066	28.602167	42.02%	0
2006	15.102390	20.140066	33.36%	0
2005	11.672400	15.102390	29.39%	0
2004*	10.000000	11.672400	16.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.575769	12.124667	4.74%	551,483
2010	11.313330	11.575769	2.32%	945,573
2009	11.282253	11.313330	0.28%	1,546,957
2008	10.725721	11.282253	5.19%	1,853,846
2007	10.251375	10.725721	4.63%	1,679,779
2006	10.157990	10.251375	0.92%	837,095
2005	10.073025	10.157990	0.84%	59,918
2004	9.989553	10.073025	0.84%	0
2003*	10.000000	9.989553	-0.10%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.561895	6.646020	-12.11%	6,526
2010	6.852649	7.561895	10.35%	4,752
2009	5.421013	6.852649	26.41%	5,091
2008*	10.000000	5.421013	-45.79%	131
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.435671	7.179187	-14.89%	3,080
2010	8.043441	8.435671	4.88%	937
2009	6.404701	8.043441	25.59%	897
2008	11.525594	6.404701	-44.43%	883
2007	10.791318	11.525594	6.80%	0
2006*	10.000000	10.791318	7.91%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.200999	15.198982	-6.18%	359,919
2010	14.473283	16.200999	11.94%	470,824
2009	11.651691	14.473283	24.22%	1,019,904
2008	18.893750	11.651691	-38.33%	1,196,998
2007	18.262793	18.893750	3.45%	1,293,075
2006	16.001796	18.262793	14.13%	1,259,667
2005	15.181595	16.001796	5.40%	1,154,492
2004	13.634433	15.181595	11.35%	113,884
2003*	10.000000	13.634433	36.34%	3,544

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.285861	12.103914	-1.48%	430,034
2010	11.456955	12.285861	7.23%	371,985
2009*	10.000000	11.456955	14.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.141486	12.713199	-3.26%	38,761
2010	12.012377	13.141486	9.40%	38,761
2009*	10.000000	12.012377	20.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.856895	11.918288	0.52%	33,164
2010	11.466489	11.856895	3.40%	41,734
2009	10.764505	11.466489	6.52%	145,778
2008	11.730073	10.764505	-8.23%	154,152
2007	11.400425	11.730073	2.89%	137,318
2006	10.996193	11.400425	3.68%	135,072
2005	10.899641	10.996193	0.89%	68,805
2004	10.665718	10.899641	2.19%	0
2003*	10.000000	10.665718	6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.159159	13.821533	-2.38%	2,015,645
2010	13.072959	14.159159	8.31%	4,729,017
2009	11.237250	13.072959	16.34%	6,185,324
2008	14.983500	11.237250	-25.00%	6,489,256
2007	14.524060	14.983500	3.16%	6,016,193
2006	13.356251	14.524060	8.74%	4,850,817
2005	12.982902	13.356251	2.88%	1,225,848
2004	12.137820	12.982902	6.96%	93,537
2003*	10.000000	12.137820	21.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.429355	14.747040	-4.42%	741,531
2010	14.003189	15.429355	10.18%	921,920
2009	11.528165	14.003189	21.47%	1,310,606
2008	17.207732	11.528165	-33.01%	1,500,926
2007	16.602976	17.207732	3.64%	1,433,538
2006	14.843088	16.602976	11.86%	1,382,261
2005	14.195319	14.843088	4.56%	1,011,964
2004	12.968571	14.195319	9.46%	240,048
2003*	10.000000	12.968571	29.69%	45,317
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.073475	13.030269	-0.33%	1,531,595
2010	12.337256	13.073475	5.97%	1,849,203
2009	11.028259	12.337256	11.87%	1,959,970
2008	13.293726	11.028259	-17.04%	2,042,488
2007	12.861755	13.293726	3.36%	1,505,476
2006	12.147263	12.861755	5.88%	234,619
2005	11.904707	12.147263	2.04%	137,357
2004	11.376700	11.904707	4.64%	8,178
2003*	10.000000	11.376700	13.77%	5,373

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.598696	12.948434	-4.78%	30,284
2010	12.832801	13.598696	5.97%	45,898
2009*	10.000000	12.832801	28.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.244067	19.266223	-4.83%	3,795
2010	16.426672	20.244067	23.24%	4,463
2009	12.300771	16.426672	33.54%	4,065
2008	19.827051	12.300771	-37.96%	3,963
2007	18.879598	19.827051	5.02%	2,457
2006	17.592905	18.879598	7.31%	2,458
2005	16.070571	17.592905	9.47%	2,075
2004	14.220117	16.070571	13.01%	0
2003*	10.000000	14.220117	42.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.642034	9.416070	-2.34%	273,029
2010	9.874059	9.642034	-2.35%	307,190
2009	10.107442	9.874059	-2.31%	372,347
2008	10.142390	10.107442	-0.34%	315,759
2007	9.912735	10.142390	2.32%	564,735
2006	9.710708	9.912735	2.08%	200,430
2005	9.685343	9.710708	0.26%	55,644
2004	9.838596	9.685343	-1.56%	0
2003*	10.000000	9.838596	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.467171	12.850405	3.07%	45,150
2010	11.544789	12.467171	7.99%	44,146
2009	9.505138	11.544789	21.46%	36,832
2008	11.768953	9.505138	-19.24%	36,564
2007	11.520873	11.768953	2.15%	19,760
2006	11.252909	11.520873	2.38%	0
2005	11.277114	11.252909	-0.21%	0
2004	10.840190	11.277114	4.03%	0
2003*	10.000000	10.840190	8.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.903358	7.857747	-11.74%	571,634
2010	8.011424	8.903358	11.13%	890,750
2009	6.027735	8.011424	32.91%	1,445,542
2008*	10.000000	6.027735	-39.72%	1,390,143
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.338844	11.703937	-18.38%	0
2010	13.866269	14.338844	3.41%	0
2009	10.964559	13.866269	26.46%	0
2008	20.980728	10.964559	-47.74%	0
2007	20.921852	20.980728	0.28%	0
2006	17.502808	20.921852	19.53%	0
2005	16.033084	17.502808	9.17%	0
2004	13.682356	16.033084	17.18%	0
2003*	10.000000	13.682356	36.82%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.201682	8.328407	-18.36%	42,421
2010	9.869581	10.201682	3.36%	36,418
2009	7.805251	9.869581	26.45%	28,078
2008	14.927787	7.805251	-47.71%	547,676
2007	14.887375	14.927787	0.27%	604,961
2006	12.454076	14.887375	19.54%	305,648
2005	11.406809	12.454076	9.18%	32,542
2004*	10.000000	11.406809	14.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.907693	8.417595	-5.50%	255,967
2010	7.907436	8.907693	12.65%	444,491
2009	6.260205	7.907436	26.31%	827,688
2008*	10.000000	6.260205	-37.40%	1,001
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.559142	7.849117	-8.30%	447
2010	7.774100	8.559142	10.10%	420
2009	6.248393	7.774100	24.42%	955
2008*	10.000000	6.248393	-37.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.429899	8.798826	-6.69%	326,296
2010	7.635585	9.429899	23.50%	561,014
2009	6.171167	7.635585	23.73%	743,090
2008*	10.000000	6.171167	-38.29%	638,318
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.899476	9.442862	-4.61%	360,081
2010	8.473892	9.899476	16.82%	536,023
2009	6.651221	8.473892	27.40%	703,529
2008*	10.000000	6.651221	-33.49%	1,088,527
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.521315	13.090457	-3.19%	5,467
2010	11.067857	13.521315	22.17%	5,069
2009	8.911497	11.067857	24.20%	5,576
2008	17.070507	8.911497	-47.80%	4,891
2007	15.966679	17.070507	6.91%	3,462
2006	15.876031	15.966679	0.57%	0
2005	15.089610	15.876031	5.21%	0
2004	13.654589	15.089610	10.51%	0
2003*	10.000000	13.654589	36.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.792806	18.274469	-7.67%	1,459
2010	16.025902	19.792806	23.51%	1,050
2009	13.039574	16.025902	22.90%	1,324
2008	19.725378	13.039574	-33.89%	0
2007	21.777194	19.725378	-9.42%	0
2006	19.043904	21.777194	14.35%	0
2005	18.973124	19.043904	0.37%	0
2004	16.606993	18.973124	14.25%	0
2003*	10.000000	16.606993	66.07%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.337540	17.788073	-8.01%	4,204
2010	15.844558	19.337540	22.05%	3,936
2009	12.070166	15.844558	31.27%	4,833
2008	20.052236	12.070166	-39.81%	117,866
2007	20.155684	20.052236	-0.51%	102,729
2006	18.468949	20.155684	9.13%	102,938
2005	16.884771	18.468949	9.38%	8,031
2004	14.556637	16.884771	15.99%	0
2003*	10.000000	14.556637	45.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.146590	12.886807	-1.98%	384,991
2010	11.890424	13.146590	10.56%	698,788
2009	9.698093	11.890424	22.61%	1,042,505
2008	17.010187	9.698093	-42.99%	1,303,617
2007	16.147227	17.010187	5.34%	1,001,626
2006	14.580741	16.147227	10.74%	655,913
2005	13.948628	14.580741	4.53%	53,039
2004	13.040944	13.948628	6.96%	887
2003*	10.000000	13.040944	30.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.957588	9.284519	3.65%	0
2010	7.065788	8.957588	26.77%	0
2009	5.544191	7.065788	27.44%	0
2008*	10.000000	5.544191	-44.56%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.237763	10.127604	-1.08%	73,590
2010	10.236421	10.237763	0.01%	79,517
2009	9.786923	10.236421	4.59%	77,941
2008*	10.000000	9.786923	-2.13%	28,640
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.323024	11.393575	-14.48%	411,702
2010	12.829265	13.323024	3.85%	622,713
2009*	10.000000	12.829265	28.29%	996,028
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.586241	13.880964	-4.84%	99,139
2010	12.938547	14.586241	12.73%	170,252
2009	10.329810	12.938547	25.25%	71,895
2008	16.850630	10.329810	-38.70%	177,026
2007	17.720355	16.850630	-4.91%	652,440
2006	15.702314	17.720355	12.85%	491,284
2005	15.467889	15.702314	1.52%	63,503
2004	13.528592	15.467889	14.33%	0
2003*	10.000000	13.528592	35.29%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.748031	9.547057	-2.06%	419,253
2010	9.481500	9.748031	2.81%	774,037
2009	8.567794	9.481500	10.66%	1,149,766
2008	10.135052	8.567794	-15.46%	1,990,849
2007	9.907529	10.135052	2.30%	1,798,921
2006	9.736191	9.907529	1.76%	925,212
2005	9.828001	9.736191	-0.93%	2,999
2004	9.986709	9.828001	-1.59%	0
2003*	10.000000	9.986709	-0.13%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.330071	11.913186	-3.38%	21
2010	10.556295	12.330071	16.80%	21
2009	8.806539	10.556295	19.87%	31
2008	14.900766	8.806539	-40.90%	42
2007	15.183234	14.900766	-1.86%	38
2006	14.771886	15.183234	2.78%	0
2005	14.700363	14.771886	0.49%	0
2004	13.455901	14.700363	9.25%	0
2003*	10.000000	13.455901	34.56%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.933971	14.134441	-5.35%	806
2010	12.448019	14.933971	19.97%	809
2009	9.699424	12.448019	28.34%	1,159
2008	16.403325	9.699424	-40.87%	1,170
2007	15.611658	16.403325	5.07%	1,215,678
2006	14.059715	15.611658	11.04%	768,881
2005	13.473176	14.059715	4.35%	60,247
2004	12.179899	13.473176	10.62%	0
2003*	10.000000	12.179899	21.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569990	12.126165	-10.64%	0
2010	12.013919	13.569990	12.95%	0
2009	8.826967	12.013919	36.10%	0
2008	15.153984	8.826967	-41.75%	0
2007	14.634069	15.153984	3.55%	0
2006	12.764329	14.634069	14.65%	0
2005	11.460639	12.764329	11.38%	0
2004*	10.000000	11.460639	14.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.659336	18.454279	-10.67%	0
2010	18.284795	20.659336	12.99%	0
2009	13.436850	18.284795	36.08%	0
2008	23.061990	13.436850	-41.74%	0
2007	22.266032	23.061990	3.57%	0
2006	19.427071	22.266032	14.61%	0
2005	17.440917	19.427071	11.39%	0
2004	15.024154	17.440917	16.09%	0
2003*	10.000000	15.024154	50.24%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.729517	2.610664	-4.35%	0
2010	2.446124	2.729517	11.59%	0
2009	1.981521	2.446124	23.45%	0
2008	9.496694	1.981521	-79.13%	0
2007*	10.000000	9.496694	-5.13%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.786902	3.603553	-4.84%	0
2010	3.388647	3.786902	11.75%	0
2009	2.755198	3.388647	22.99%	0
2008	13.169345	2.755198	-79.08%	0
2007	13.551575	13.169345	-2.82%	0
2006	12.704625	13.551575	6.67%	0
2005	12.753802	12.704625	-0.39%	0
2004	12.011823	12.753802	6.18%	0
2003*	10.000000	12.011823	20.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.829177	13.462369	-2.65%	382,826
2010	12.226742	13.829177	13.11%	684,638
2009	9.782496	12.226742	24.99%	966,970
2008	16.323497	9.782496	-40.07%	1,137,907
2007	16.052090	16.323497	1.69%	943,609
2006	14.323371	16.052090	12.07%	679,480
2005	13.870747	14.323371	3.26%	57,819
2004	13.014275	13.870747	6.58%	442
2003*	10.000000	13.014275	30.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.604814	18.688750	-4.67%	6,492
2010	16.314643	19.604814	20.17%	6,260
2009	12.205611	16.314643	33.67%	6,338
2008	20.162577	12.205611	-39.46%	291,197
2007	20.942082	20.162577	-3.72%	181,400
2006	18.703144	20.942082	11.97%	107,275
2005	17.455969	18.703144	7.14%	7,992
2004	14.999099	17.455969	16.38%	0
2003*	10.000000	14.999099	49.99%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.527596	12.204881	5.88%	0
2010	10.793425	11.527596	6.80%	0
2009*	10.000000	10.793425	7.93%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.167393	11.015568	-1.36%	219,268
2010	10.872327	11.167393	2.71%	355,984
2009*	10.000000	10.872327	8.72%	466,398
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.933340	-0.67%	3,096

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.000790	11.175341	-6.88%	0
2010	10.744545	12.000790	11.69%	0
2009	8.476199	10.744545	26.76%	0
2008	14.160200	8.476199	-40.14%	189
2007	15.435062	14.160200	-8.26%	0
2006	13.635814	15.435062	13.20%	0
2005	13.269238	13.635814	2.76%	0
2004	12.229585	13.269238	8.50%	0
2003*	10.000000	12.229585	22.30%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.790969	11.997772	-18.88%	0
2010	13.766383	14.790969	7.44%	0
2009	11.311362	13.766383	21.70%	0
2008	20.668072	11.311362	-45.27%	0
2007	19.533822	20.668072	5.81%	0
2006	15.661240	19.533822	24.73%	0
2005	14.293545	15.661240	9.57%	0
2004	12.597229	14.293545	13.47%	0
2003*	10.000000	12.597229	25.97%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.209428	12.201488	-19.78%	0
2010	12.893511	15.209428	17.96%	0
2009	8.056091	12.893511	60.05%	0
2008	13.102459	8.056091	-38.51%	192
2007	12.717468	13.102459	3.03%	88
2006	12.351340	12.717468	2.96%	88
2005	11.966471	12.351340	3.22%	88
2004	11.667245	11.966471	2.56%	0
2003*	10.000000	11.667245	16.67%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.470052	11.286414	7.80%	0
2010*	10.000000	10.470052	4.70%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.501649	10.809684	2.93%	26,755
2010	10.064089	10.501649	4.35%	30,631
2009	9.422377	10.064089	6.81%	30,170
2008	10.775844	9.422377	-12.56%	1,320,597
2007	10.489208	10.775844	2.73%	1,299,660
2006	10.371604	10.489208	1.13%	638,663
2005	10.218514	10.371604	1.50%	51,181
2004	10.054892	10.218514	1.63%	248
2003*	10.000000	10.054892	0.55%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.660893	19.478075	4.38%	0
2010	17.413468	18.660893	7.16%	0
2009	13.705265	17.413468	27.06%	0
2008	16.508130	13.705265	-16.98%	0
2007	15.891369	16.508130	3.88%	0
2006	14.686104	15.891369	8.21%	0
2005	13.410974	14.686104	9.51%	0
2004	12.476204	13.410974	7.49%	0
2003*	10.000000	12.476204	24.76%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.532874	14.471247	-6.83%	2,853
2010	12.547116	15.532874	23.80%	3,241
2009	8.417684	12.547116	49.06%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.147939	13.612056	3.53%	0
2010	11.942518	13.147939	10.09%	0
2009	10.167288	11.942518	17.46%	0
2008	17.566454	10.167288	-42.12%	0
2007	17.166433	17.566454	2.33%	0
2006	15.033932	17.166433	14.18%	0
2005	14.725723	15.033932	2.09%	0
2004	13.565446	14.725723	8.55%	0
2003*	10.000000	13.565446	35.65%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.128751	18.844391	-10.81%	0
2010	17.100771	21.128751	23.55%	0
2009	12.282067	17.100771	39.23%	0
2008	19.586401	12.282067	-37.29%	0
2007	19.768756	19.586401	-0.92%	0
2006	17.734824	19.768756	11.47%	0
2005	17.039629	17.734824	4.08%	0
2004	14.661856	17.039629	16.22%	0
2003*	10.000000	14.661856	46.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.851172	12.926202	9.07%	0
2010	11.551209	11.851172	2.60%	0
2009	10.738353	11.551209	7.57%	0
2008	11.180025	10.738353	-3.95%	0
2007	10.463084	11.180025	6.85%	0
2006	10.552161	10.463084	-0.84%	0
2005	10.644579	10.552161	-0.87%	0
2004	10.307393	10.644579	3.27%	0
2003*	10.000000	10.307393	3.07%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.486422	13.539483	0.39%	0
2010	12.135704	13.486422	11.13%	0
2009	10.557676	12.135704	14.95%	0
2008	16.573641	10.557676	-36.30%	0
2007	17.057428	16.573641	-2.84%	0
2006	14.960263	17.057428	14.02%	0
2005	14.664594	14.960263	2.02%	0
2004	13.346817	14.664594	9.87%	0
2003*	10.000000	13.346817	33.47%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.475405	13.041751	-3.22%	0
2010	11.604397	13.475405	16.12%	0
2009	9.159881	11.604397	26.69%	0
2008	12.432558	9.159881	-26.32%	0
2007	13.056693	12.432558	-4.78%	0
2006	11.126388	13.056693	17.35%	0
2005*	10.000000	11.126388	11.26%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.836169	12.072659	-5.95%	0
2010	11.982048	12.836169	7.13%	0
2009*	10.000000	11.982048	19.82%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.665233	19.302202	-1.85%	0
2010	16.012711	19.665233	22.81%	0
2009	13.122465	16.012711	22.03%	0
2008	19.462376	13.122465	-32.58%	0
2007	20.075193	19.462376	-3.05%	0
2006	17.976834	20.075193	11.67%	0
2005	17.175156	17.976834	4.67%	0
2004	14.437650	17.175156	18.96%	0
2003*	10.000000	14.437650	44.38%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.033887	13.919723	-0.81%	0
2010	12.553785	14.033887	11.79%	0
2009	10.204691	12.553785	23.02%	0
2008	16.681925	10.204691	-38.83%	0
2007	16.281704	16.681925	2.46%	4,533
2006	14.479184	16.281704	12.45%	4,803
2005	14.204392	14.479184	1.93%	4,853
2004	13.188293	14.204392	7.70%	4,737
2003*	10.000000	13.188293	31.88%	5,215
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.190947	15.061629	6.14%	0
2010	12.638232	14.190947	12.29%	0
2009	10.594037	12.638232	19.30%	0
2008	15.445686	10.594037	-31.41%	0
2007	14.812626	15.445686	4.27%	0
2006	13.059200	14.812626	13.43%	0
2005	12.850257	13.059200	1.63%	0
2004	12.563613	12.850257	2.28%	0
2003*	10.000000	12.563613	25.64%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.706670	10.658554	-16.12%	0
2010	9.951947	12.706670	27.68%	0
2009	8.107832	9.951947	22.74%	0
2008	13.350271	8.107832	-39.27%	0
2007	15.419875	13.350271	-13.42%	0
2006	15.260764	15.419875	1.04%	0
2005	14.811886	15.260764	3.03%	0
2004	13.666532	14.811886	8.38%	0
2003*	10.000000	13.666532	36.67%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.496971	12.447961	-7.77%	0
2010	12.236859	13.496971	10.30%	0
2009	11.069359	12.236859	10.55%	0
2008	16.126182	11.069359	-31.36%	0
2007	15.071744	16.126182	7.00%	0
2006	13.336513	15.071744	13.01%	0
2005	13.435747	13.336513	-0.74%	0
2004	12.852316	13.435747	4.54%	0
2003*	10.000000	12.852316	28.52%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.756935	11.703937	-0.45%	579
2010	11.124607	11.756935	5.68%	579
2009	9.486055	11.124607	17.27%	579
2008	10.513384	9.486055	-9.77%	0
2007	10.246616	10.513384	2.60%	0
2006	10.101910	10.246616	1.43%	0
2005	10.248489	10.101910	-1.43%	0
2004	10.163117	10.248489	0.84%	0
2003*	10.000000	10.163117	1.63%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.668764	11.340642	-2.81%	0
2010	10.622805	11.668764	9.85%	0
2009	8.780596	10.622805	20.98%	0
2008	12.022652	8.780596	-26.97%	0
2007	11.362864	12.022652	5.81%	0
2006	10.623715	11.362864	6.96%	0
2005*	10.000000	10.623715	6.24%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.740719	11.317256	-3.61%	0
2010	10.521587	11.740719	11.59%	0
2009	8.386197	10.521587	25.46%	0
2008	12.786907	8.386197	-34.42%	0
2007	11.915395	12.786907	7.31%	0
2006	10.928377	11.915395	9.03%	0
2005*	10.000000	10.928377	9.28%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.625970	11.026435	-5.16%	0
2010	10.278354	11.625970	13.11%	0
2009	8.028052	10.278354	28.03%	0
2008	13.304385	8.028052	-39.66%	0
2007	12.273396	13.304385	8.40%	0
2006	11.135158	12.273396	10.22%	0
2005*	10.000000	11.135158	11.35%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.036193	14.838155	-7.47%	0
2010	13.788695	16.036193	16.30%	0
2009	9.573439	13.788695	44.03%	0
2008	21.514558	9.573439	-55.50%	0
2007	15.137362	21.514558	42.13%	0
2006	13.298875	15.137362	13.82%	0
2005*	10.000000	13.298875	32.99%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.964827	13.719578	-1.76%	0
2010	12.450652	13.964827	12.16%	0
2009	9.821749	12.450652	26.77%	0
2008	17.598043	9.821749	-44.19%	0
2007	17.806618	17.598043	-1.17%	0
2006	15.211627	17.806618	17.06%	0
2005	14.762249	15.211627	3.04%	0
2004	13.597681	14.762249	8.56%	0
2003*	10.000000	13.597681	35.98%	518
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215098	13.870132	-2.43%	0
2010	11.758494	14.215098	20.89%	0
2009	9.414779	11.758494	24.89%	0
2008	18.308274	9.414779	-48.58%	0
2007	14.811943	18.308274	23.60%	0
2006	14.239339	14.811943	4.02%	0
2005	13.827562	14.239339	2.98%	0
2004	13.738615	13.827562	0.65%	0
2003*	10.000000	13.738615	37.39%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.895243	12.427386	4.47%	0
2010	11.332348	11.895243	4.97%	0
2009	10.055439	11.332348	12.70%	0
2008	10.672126	10.055439	-5.78%	0
2007	10.506855	10.672126	1.57%	0
2006	10.336916	10.506855	1.64%	0
2005	10.393468	10.336916	-0.54%	0
2004	10.220804	10.393468	1.69%	0
2003*	10.000000	10.220804	2.21%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.831608	21.606248	-12.99%	171
2010	19.787872	24.831608	25.49%	171
2009	14.507346	19.787872	36.40%	98
2008	24.613346	14.507346	-41.06%	0
2007	21.867734	24.613346	12.56%	0
2006	19.931837	21.867734	9.71%	0
2005	17.303008	19.931837	15.19%	0
2004	14.221699	17.303008	21.67%	0
2003*	10.000000	14.221699	42.22%	487

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.333183	14.790864	-19.32%	0
2010	16.647757	18.333183	10.12%	0
2009	13.513841	16.647757	23.19%	0
2008	24.708942	13.513841	-45.31%	0
2007	21.631057	24.708942	14.23%	0
2006	18.817129	21.631057	14.95%	0
2005	16.229931	18.817129	15.94%	0
2004	14.675101	16.229931	10.60%	0
2003*	10.000000	14.675101	46.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.376383	9.979031	-19.37%	0
2010	11.238942	12.376383	10.12%	0
2009	9.124698	11.238942	23.17%	0
2008	16.679478	9.124698	-45.29%	0
2007	14.600896	16.679478	14.24%	0
2006	12.697142	14.600896	14.99%	0
2005	10.955164	12.697142	15.90%	0
2004*	10.000000	10.955164	9.55%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.208053	17.053414	-11.22%	0
2010	15.577185	19.208053	23.31%	0
2009	10.155901	15.577185	53.38%	0
2008	21.362284	10.155901	-52.46%	0
2007	20.760838	21.362284	2.90%	0
2006	18.334807	20.760838	13.23%	0
2005	18.339265	18.334807	-0.02%	0
2004	16.505852	18.339265	11.11%	0
2003*	10.000000	16.505852	65.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.166252	11.158706	-0.07%	0
2010	10.153879	11.166252	9.97%	0
2009	7.672400	10.153879	32.34%	0
2008	11.175523	7.672400	-31.35%	0
2007	11.037182	11.175523	1.25%	0
2006*	10.000000	11.037182	10.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.891375	15.406701	3.46%	0
2010	12.646482	14.891375	17.75%	0
2009	11.042301	12.646482	14.53%	0
2008	15.520249	11.042301	-28.85%	0
2007	16.343309	15.520249	-5.04%	4,879
2006	14.296091	16.343309	14.32%	4,757
2005	14.161382	14.296091	0.95%	4,931
2004	13.071811	14.161382	8.34%	4,790
2003*	10.000000	13.071811	30.72%	5,590

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.550577	19.303995	-6.07%	0
2010	16.421012	20.550577	25.15%	0
2009	13.026819	16.421012	26.06%	0
2008	19.927201	13.026819	-34.63%	0
2007	20.917891	19.927201	-4.74%	0
2006	18.319860	20.917891	14.18%	0
2005	17.256120	18.319860	6.16%	0
2004	14.287477	17.256120	20.78%	0
2003*	10.000000	14.287477	42.87%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.958954	8.609522	-3.90%	0
2010	8.325434	8.958954	7.61%	0
2009	6.548953	8.325434	27.13%	0
2008*	10.000000	6.548953	-34.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.671351	14.512412	-17.88%	197
2010	15.407057	17.671351	14.70%	197
2009	9.144014	15.407057	68.49%	126
2008	19.796830	9.144014	-53.81%	0
2007	15.762654	19.796830	25.59%	0
2006	12.600033	15.762654	25.10%	0
2005*	10.000000	12.600033	26.00%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.680522	16.293762	-12.78%	0
2010	17.655265	18.680522	5.81%	0
2009	13.199814	17.655265	33.75%	0
2008	22.684654	13.199814	-41.81%	0
2007	20.133364	22.684654	12.67%	0
2006	16.984548	20.133364	18.54%	0
2005	15.794791	16.984548	7.53%	0
2004	13.653271	15.794791	15.69%	0
2003*	10.000000	13.653271	36.53%	341
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.537970	11.802421	-12.82%	351
2010	12.794950	13.537970	5.81%	351
2009	9.555241	12.794950	33.91%	161
2008	16.425141	9.555241	-41.83%	0
2007	14.579250	16.425141	12.66%	0
2006	12.297462	14.579250	18.55%	0
2005	11.439805	12.297462	7.50%	0
2004*	10.000000	11.439805	14.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.555060	15.056599	-3.20%	117
2010	13.933746	15.555060	11.64%	117
2009	12.028607	13.933746	15.84%	117
2008	11.604135	12.028607	3.66%	0
2007	10.709452	11.604135	8.35%	0
2006	9.723251	10.709452	10.14%	0
2005*	10.000000	9.723251	-2.77%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.294763	8.887233	-13.67%	0
2010*	10.000000	10.294763	2.95%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268224	10.898138	-3.28%	0
2010*	10.000000	11.268224	12.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487637	11.310153	-9.43%	0
2010	11.773123	12.487637	6.07%	0
2009*	10.000000	11.773123	17.73%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.614982	15.447544	-1.07%	0
2010	14.797281	15.614982	5.53%	0
2009	12.072551	14.797281	22.57%	0
2008	14.736249	12.072551	-18.08%	0
2007	13.692007	14.736249	7.63%	0
2006	12.704566	13.692007	7.77%	0
2005	12.089875	12.704566	5.08%	0
2004	11.438508	12.089875	5.69%	0
2003*	10.000000	11.438508	14.39%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.880799	16.240951	-9.17%	0
2010	17.205426	17.880799	3.93%	0
2009	12.072964	17.205426	42.51%	0
2008	22.213295	12.072964	-45.65%	0
2007	16.659175	22.213295	33.34%	0
2006	15.641781	16.659175	6.50%	0
2005	14.237460	15.641781	9.86%	0
2004	12.365582	14.237460	15.14%	0
2003*	10.000000	12.365582	23.66%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.883958	25.018150	-33.96%	0
2010	31.047157	37.883958	22.02%	0
2009	17.763998	31.047157	74.78%	0
2008	38.103065	17.763998	-53.38%	0
2007	30.499218	38.103065	24.93%	0
2006	21.309989	30.499218	43.12%	0
2005	16.546978	21.309989	28.78%	0
2004	14.284449	16.546978	15.84%	0
2003*	10.000000	14.284449	42.84%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.053687	13.767844	-2.03%	0
2010	12.838881	14.053687	9.46%	0
2009	9.457199	12.838881	35.76%	0
2008	15.376435	9.457199	-38.50%	0
2007	14.191951	15.376435	8.35%	0
2006	13.550232	14.191951	4.74%	81
2005	13.319487	13.550232	1.73%	81
2004	12.521890	13.319487	6.37%	81
2003*	10.000000	12.521890	25.22%	81
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.932162	15.478018	-2.85%	323
2010	14.677396	15.932162	8.55%	323
2009	12.281065	14.677396	19.51%	238
2008	18.709634	12.281065	-34.36%	0
2007	17.819068	18.709634	5.00%	0
2006	15.149396	17.819068	17.62%	0
2005	14.578054	15.149396	3.92%	0
2004	13.007946	14.578054	12.07%	0
2003*	10.000000	13.007946	30.08%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670183	10.229478	-4.13%	0
2010*	10.000000	10.670183	6.70%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.012673	-9.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.638833	13.376901	-1.92%	0
2010	12.349779	13.638833	10.44%	0
2009*	10.000000	12.349779	23.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711892	9.567364	-1.49%	0
2010	8.883044	9.711892	9.33%	0
2009	7.374717	8.883044	20.45%	0
2008	10.760245	7.374717	-31.46%	0
2007	10.388304	10.760245	3.58%	0
2006*	10.000000	10.388304	3.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.380839	10.712367	3.19%	0
2010	10.034933	10.380839	3.45%	0
2009	9.167766	10.034933	9.46%	0
2008	10.422119	9.167766	-12.04%	0
2007	10.370531	10.422119	0.50%	0
2006*	10.000000	10.370531	3.71%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.705912	9.476613	-11.48%	0
2010	9.855254	10.705912	8.63%	0
2009	7.130857	9.855254	38.21%	0
2008	11.907068	7.130857	-40.11%	0
2007	10.668873	11.907068	11.61%	0
2006*	10.000000	10.668873	6.69%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.474450	8.813957	-6.97%	0
2010	8.213007	9.474450	15.36%	0
2009	6.063428	8.213007	35.45%	0
2008	11.136891	6.063428	-45.56%	0
2007	10.198772	11.136891	9.20%	0
2006*	10.000000	10.198772	1.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.128126	7.756072	-4.58%	0
2010	7.504244	8.128126	8.31%	0
2009	5.883189	7.504244	27.55%	0
2008	9.732937	5.883189	-39.55%	0
2007*	10.000000	9.732937	-2.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.273172	15.476618	1.33%	0
2010	13.829411	15.273172	10.44%	0
2009	9.705005	13.829411	42.50%	0
2008	13.808890	9.705005	-29.72%	0
2007	13.720218	13.808890	0.65%	0
2006	12.709010	13.720218	7.96%	0
2005	12.717918	12.709010	-0.07%	0
2004	11.835577	12.717918	7.45%	0
2003*	10.000000	11.835577	18.36%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.457517	12.622188	1.32%	149
2010	11.279336	12.457517	10.45%	149
2009	7.911027	11.279336	42.58%	149
2008	11.273300	7.911027	-29.83%	0
2007	11.197258	11.273300	0.68%	0
2006	10.372432	11.197258	7.95%	0
2005*	10.000000	10.372432	3.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526046	7.351774	-13.77%	0
2010	7.570741	8.526046	12.62%	0
2009	5.071088	7.570741	49.29%	0
2008*	10.000000	5.071088	-49.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.389401	8.865197	-5.58%	0
2010	7.785654	9.389401	20.60%	0
2009	6.076866	7.785654	28.12%	0
2008*	10.000000	6.076866	-39.23%	0

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.926778	8.157148	-8.62%	0
2010	7.956194	8.926778	12.20%	0
2009	6.309660	7.956194	26.10%	0
2008*	10.000000	6.309660	-36.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.905556	9.538266	-3.71%	0
2010	9.192454	9.905556	7.76%	0
2009	7.860440	9.192454	16.95%	0
2008*	10.000000	7.860440	-21.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.496094	8.949074	-5.76%	0
2010	8.656945	9.496094	9.69%	0
2009	7.143618	8.656945	21.18%	0
2008*	10.000000	7.143618	-28.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.351065	10.245779	-1.02%	0
2010	9.930231	10.351065	4.24%	0
2009	9.002246	9.930231	10.31%	0
2008*	10.000000	9.002246	-9.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.701544	9.248297	-4.67%	0
2010	8.925125	9.701544	8.70%	0
2009	7.498783	8.925125	19.02%	0
2008*	10.000000	7.498783	-25.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.267801	8.623202	-6.96%	0
2010	8.380060	9.267801	10.59%	0
2009	6.783234	8.380060	23.54%	0
2008*	10.000000	6.783234	-32.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.068668	9.800970	-2.66%	0
2010	9.461446	10.068668	6.42%	0
2009	8.237629	9.461446	14.86%	0
2008*	10.000000	8.237629	-17.62%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.784411	11.182985	3.70%	0
2010	10.348160	10.784411	4.22%	0
2009	9.763757	10.348160	5.99%	0
2008*	10.000000	9.763757	-2.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715238	12.126376	3.51%	0
2010	11.102394	11.715238	5.52%	0
2009	9.769545	11.102394	13.64%	0
2008*	10.000000	9.769545	-2.30%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.052336	26.481086	-24.45%	0
2010	30.983124	35.052336	13.13%	0
2009	19.464746	30.983124	59.18%	0
2008	47.408702	19.464746	-58.94%	0
2007	33.459249	47.408702	41.69%	0
2006	25.147238	33.459249	33.05%	0
2005	19.468943	25.147238	29.17%	0
2004	16.562641	19.468943	17.55%	0
2003*	10.000000	16.562641	65.63%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.136729	15.969322	-24.45%	0
2010	18.686852	21.136729	13.11%	0
2009	11.739775	18.686852	59.18%	0
2008	28.548554	11.739775	-58.88%	0
2007	20.112666	28.548554	41.94%	0
2006	15.089546	20.112666	33.29%	0
2005	11.668428	15.089546	29.32%	0
2004*	10.000000	11.668428	16.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.529190	12.069717	4.69%	0
2010	11.273580	11.529190	2.27%	0
2009	11.248359	11.273580	0.22%	0
2008	10.698976	11.248359	5.13%	0
2007	10.231074	10.698976	4.57%	0
2006	10.143040	10.231074	0.87%	0
2005	10.063343	10.143040	0.79%	0
2004	9.985062	10.063343	0.78%	0
2003*	10.000000	9.985062	-0.15%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.551551	6.633540	-12.16%	0
2010	6.846778	7.551551	10.29%	0
2009	5.419158	6.846778	26.34%	0
2008*	10.000000	5.419158	-45.81%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.415529	7.158381	-14.94%	0
2010	8.028332	8.415529	4.82%	0
2009	6.395945	8.028332	25.52%	0
2008	11.515743	6.395945	-44.46%	0
2007	10.787646	11.515743	6.75%	0
2006*	10.000000	10.787646	7.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.135766	15.130036	-6.23%	0
2010	14.422386	16.135766	11.88%	0
2009	11.616670	14.422386	24.15%	0
2008	18.846640	11.616670	-38.36%	0
2007	18.226640	18.846640	3.40%	0
2006	15.978276	18.226640	14.07%	0
2005	15.167023	15.978276	5.35%	0
2004	13.628322	15.167023	11.29%	0
2003*	10.000000	13.628322	36.28%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.275380	12.087413	-1.53%	0
2010	11.453037	12.275380	7.18%	0
2009*	10.000000	11.453037	14.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.130259	12.695864	-3.31%	0
2010	12.008267	13.130259	9.34%	0
2009*	10.000000	12.008267	20.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.809140	11.864224	0.47%	0
2010	11.426159	11.809140	3.35%	0
2009	10.732127	11.426159	6.47%	0
2008	11.700793	10.732127	-8.28%	0
2007	11.377827	11.700793	2.84%	0
2006	10.980000	11.377827	3.62%	0
2005	10.889154	10.980000	0.83%	0
2004	10.660918	10.889154	2.14%	0
2003*	10.000000	10.660918	6.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.102159	13.758856	-2.43%	0
2010	13.027001	14.102159	8.25%	0
2009	11.203480	13.027001	16.28%	0
2008	14.946124	11.203480	-25.04%	0
2007	14.495297	14.946124	3.11%	0
2006	13.336606	14.495297	8.69%	0
2005	12.970434	13.336606	2.82%	0
2004	12.132370	12.970434	6.91%	0
2003*	10.000000	12.132370	21.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.367236	14.680173	-4.47%	0
2010	13.953951	15.367236	10.13%	0
2009	11.493521	13.953951	21.41%	0
2008	17.164824	11.493521	-33.04%	0
2007	16.570109	17.164824	3.59%	4,450
2006	14.821279	16.570109	11.80%	4,723
2005	14.181698	14.821279	4.51%	4,772
2004	12.962759	14.181698	9.40%	4,764
2003*	10.000000	12.962759	29.63%	5,297
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.020842	12.971176	-0.38%	0
2010	12.293875	13.020842	5.91%	0
2009	10.995112	12.293875	11.81%	0
2008	13.260561	10.995112	-17.08%	0
2007	12.836281	13.260561	3.31%	5,802
2006	12.129392	12.836281	5.83%	6,079
2005	11.893276	12.129392	1.99%	5,854
2004	11.371597	11.893276	4.59%	5,665
2003*	10.000000	11.371597	13.72%	6,003

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.587105	12.930791	-4.83%	629
2010	12.828419	13.587105	5.91%	629
2009*	10.000000	12.828419	28.28%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.162568	19.178853	-4.88%	0
2010	16.368904	20.162568	23.18%	0
2009	12.263795	16.368904	33.47%	0
2008	19.777604	12.263795	-37.99%	0
2007	18.842211	19.777604	4.96%	0
2006	17.567024	18.842211	7.26%	0
2005	16.055123	17.567024	9.42%	0
2004	14.213733	16.055123	12.96%	0
2003*	10.000000	14.213733	42.14%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.603023	9.373181	-2.39%	0
2010	9.839148	9.603023	-2.40%	0
2009	10.076866	9.839148	-2.36%	0
2008	10.116888	10.076866	-0.40%	0
2007	9.892906	10.116888	2.26%	0
2006	9.696233	9.892906	2.03%	0
2005	9.675846	9.696233	0.21%	0
2004	9.833986	9.675846	-1.61%	0
2003*	10.000000	9.833986	-1.66%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.416988	12.792147	3.02%	797
2010	11.504219	12.416988	7.93%	797
2009	9.476576	11.504219	21.40%	603
2008	11.739599	9.476576	-19.28%	0
2007	11.498052	11.739599	2.10%	0
2006	11.236363	11.498052	2.33%	0
2005	11.266279	11.236363	-0.27%	0
2004	10.835323	11.266279	3.98%	0
2003*	10.000000	10.835323	8.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.891221	7.843017	-11.79%	0
2010	8.004600	8.891221	11.08%	0
2009	6.025673	8.004600	32.84%	0
2008*	10.000000	6.025673	-39.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.282635	11.652092	-18.42%	0
2010	13.818983	14.282635	3.36%	0
2009	10.932772	13.818983	26.40%	0
2008	20.930654	10.932772	-47.77%	0
2007	20.882678	20.930654	0.23%	0
2006	17.478955	20.882678	19.47%	0
2005	16.019415	17.478955	9.11%	0
2004	13.677693	16.019415	17.12%	0
2003*	10.000000	13.677693	36.78%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.166923	8.295786	-18.40%	0
2010	9.840982	10.166923	3.31%	0
2009	7.786620	9.840982	26.38%	0
2008	14.899800	7.786620	-47.74%	0
2007	14.867113	14.899800	0.22%	0
2006	12.443489	14.867113	19.48%	0
2005	11.402939	12.443489	9.13%	0
2004*	10.000000	11.402939	14.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.895504	8.401781	-5.55%	0
2010	7.900660	8.895504	12.59%	0
2009	6.258057	7.900660	26.25%	0
2008*	10.000000	6.258057	-37.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.547450	7.834394	-8.34%	0
2010	7.767444	8.547450	10.04%	0
2009	6.246255	7.767444	24.35%	0
2008*	10.000000	6.246255	-37.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.417019	8.782318	-6.74%	0
2010	7.629059	9.417019	23.44%	0
2009	6.169051	7.629059	23.67%	0
2008*	10.000000	6.169051	-38.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.885962	9.425153	-4.66%	0
2010	8.466646	9.885962	16.76%	0
2009	6.648947	8.466646	27.34%	0
2008*	10.000000	6.648947	-33.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.466881	13.031087	-3.24%	0
2010	11.028944	13.466881	22.10%	0
2009	8.884717	11.028944	24.13%	0
2008	17.027965	8.884717	-47.82%	0
2007	15.935079	17.027965	6.86%	0
2006	15.852707	15.935079	0.52%	0
2005	15.075139	15.852707	5.16%	0
2004	13.648474	15.075139	10.45%	0
2003*	10.000000	13.648474	36.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.713111	18.191579	-7.72%	0
2010	15.969545	19.713111	23.44%	0
2009	13.000376	15.969545	22.84%	0
2008	19.676194	13.000376	-33.93%	0
2007	21.734096	19.676194	-9.47%	0
2006	19.015924	21.734096	14.29%	0
2005	18.954921	19.015924	0.32%	0
2004	16.599553	18.954921	14.19%	0
2003*	10.000000	16.599553	66.00%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.259724	17.707433	-8.06%	0
2010	15.788870	19.259724	21.98%	0
2009	12.033906	15.788870	31.20%	0
2008	20.002253	12.033906	-39.84%	0
2007	20.115799	20.002253	-0.56%	0
2006	18.441819	20.115799	9.08%	0
2005	16.868575	18.441819	9.33%	0
2004	14.550118	16.868575	15.93%	0
2003*	10.000000	14.550118	45.50%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.093678	12.828388	-2.03%	0
2010	11.848623	13.093678	10.51%	0
2009	9.668944	11.848623	22.54%	0
2008	16.967780	9.668944	-43.02%	0
2007	16.115265	16.967780	5.29%	0
2006	14.559299	16.115265	10.69%	0
2005	13.935234	14.559299	4.48%	0
2004	13.035102	13.935234	6.91%	0
2003*	10.000000	13.035102	30.35%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.945347	9.267104	3.60%	262
2010	7.059729	8.945347	26.71%	262
2009	5.542287	7.059729	27.38%	162
2008*	10.000000	5.542287	-44.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.223781	10.108599	-1.13%	0
2010	10.227686	10.223781	-0.04%	0
2009	9.783586	10.227686	4.54%	0
2008*	10.000000	9.783586	-2.16%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311660	11.378023	-14.53%	0
2010	12.824878	13.311660	3.80%	0
2009*	10.000000	12.824878	28.25%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.527469	13.817957	-4.88%	0
2010	12.893005	14.527469	12.68%	0
2009	10.298729	12.893005	25.19%	0
2008	16.808572	10.298729	-38.73%	0
2007	17.685246	16.808572	-4.96%	0
2006	15.679216	17.685246	12.79%	0
2005	15.453033	15.679216	1.46%	0
2004	13.522524	15.453033	14.28%	0
2003*	10.000000	13.522524	35.23%	694

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.708807	9.503798	-2.11%	0
2010	9.448186	9.708807	2.76%	0
2009	8.542060	9.448186	10.61%	0
2008	10.109792	8.542060	-15.51%	0
2007	9.887928	10.109792	2.24%	0
2006	9.721871	9.887928	1.71%	0
2005	9.818562	9.721871	-0.98%	0
2004	9.982221	9.818562	-1.64%	0
2003*	10.000000	9.982221	-0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.280472	11.859194	-3.43%	0
2010	10.519198	12.280472	16.74%	0
2009	8.780080	10.519198	19.81%	0
2008	14.863630	8.780080	-40.93%	0
2007	15.153195	14.863630	-1.91%	0
2006	14.750184	15.153195	2.73%	0
2005	14.686262	14.750184	0.44%	0
2004	13.449871	14.686262	9.19%	0
2003*	10.000000	13.449871	34.50%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.875456	14.071878	-5.40%	0
2010	12.405589	14.875456	19.91%	0
2009	9.671311	12.405589	28.27%	0
2008	16.364175	9.671311	-40.90%	0
2007	15.582420	16.364175	5.02%	0
2006	14.040548	15.582420	10.98%	0
2005	13.461682	14.040548	4.30%	0
2004	12.175732	13.461682	10.56%	0
2003*	10.000000	12.175732	21.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.523746	12.078659	-10.69%	0
2010	11.979102	13.523746	12.89%	0
2009	8.805899	11.979102	36.03%	0
2008	15.125579	8.805899	-41.78%	0
2007	14.614166	15.125579	3.50%	0
2006	12.753485	14.614166	14.59%	0
2005	11.456748	12.753485	11.32%	0
2004*	10.000000	11.456748	14.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.576189	18.370602	-10.72%	0
2010	18.220521	20.576189	12.93%	0
2009	13.396479	18.220521	36.01%	0
2008	23.004518	13.396479	-41.77%	0
2007	22.221980	23.004518	3.52%	0
2006	19.398534	22.221980	14.55%	0
2005	17.424186	19.398534	11.33%	0
2004	15.017425	17.424186	16.03%	0
2003*	10.000000	15.017425	50.17%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.724406	2.604437	-4.40%	0
2010	2.442780	2.724406	11.53%	0
2009	1.979825	2.442780	23.38%	0
2008	9.493450	1.979825	-79.15%	0
2007*	10.000000	9.493450	-5.07%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.771662	3.587210	-4.89%	0
2010	3.376733	3.771662	11.70%	0
2009	2.746925	3.376733	22.93%	0
2008	13.136527	2.746925	-79.09%	0
2007	13.524768	13.136527	-2.87%	0
2006	12.685960	13.524768	6.61%	0
2005	12.741564	12.685960	-0.44%	0
2004	12.006440	12.741564	6.12%	0
2003*	10.000000	12.006440	20.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.773502	13.401323	-2.70%	0
2010	12.183755	13.773502	13.05%	0
2009	9.753109	12.183755	24.92%	0
2008	16.282810	9.753109	-40.10%	0
2007	16.020323	16.282810	1.64%	0
2006	14.302317	16.020323	12.01%	0
2005	13.857431	14.302317	3.21%	0
2004	13.008434	13.857431	6.53%	0
2003*	10.000000	13.008434	30.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.525898	18.604010	-4.72%	0
2010	16.257290	19.525898	20.11%	0
2009	12.168939	16.257290	33.60%	0
2008	20.112327	12.168939	-39.50%	0
2007	20.900654	20.112327	-3.77%	0
2006	18.675684	20.900654	11.91%	0
2005	17.439231	18.675684	7.09%	0
2004	14.992384	17.439231	16.32%	0
2003*	10.000000	14.992384	49.92%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517745	12.188222	5.82%	0
2010	10.789730	11.517745	6.75%	0
2009*	10.000000	10.789730	7.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.157851	11.000548	-1.41%	0
2010	10.868605	11.157851	2.66%	0
2009*	10.000000	10.868605	8.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.929965	-0.70%	0

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.953711	11.125813	-6.93%	0
2010	10.707877	11.953711	11.63%	0
2009	8.451603	10.707877	26.70%	0
2008	14.126361	8.451603	-40.17%	0
2007	15.406108	14.126361	-8.31%	0
2006	13.617198	15.406108	13.14%	0
2005	13.257903	13.617198	2.71%	0
2004	12.225398	13.257903	8.45%	0
2003*	10.000000	12.225398	22.25%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.732968	11.944606	-18.93%	0
2010	13.719414	14.732968	7.39%	0
2009	11.278549	13.719414	21.64%	0
2008	20.618722	11.278549	-45.30%	0
2007	19.497223	20.618722	5.75%	0
2006	15.639878	19.497223	24.66%	0
2005	14.281341	15.639878	9.51%	0
2004	12.592919	14.281341	13.41%	0
2003*	10.000000	12.592919	25.93%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.149799	12.147428	-19.82%	0
2010	12.849536	15.149799	17.90%	0
2009	8.032730	12.849536	59.96%	0
2008	13.071164	8.032730	-38.55%	0
2007	12.693644	13.071164	2.97%	0
2006	12.334505	12.693644	2.91%	0
2005	11.956265	12.334505	3.16%	0
2004	11.663262	11.956265	2.51%	0
2003*	10.000000	11.663262	16.63%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.466501	11.276824	7.74%	0
2010*	10.000000	10.466501	4.67%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.460476	10.761813	2.88%	0
2010	10.029772	10.460476	4.29%	0
2009	9.395057	10.029772	6.76%	0
2008	10.750102	9.395057	-12.60%	0
2007	10.469540	10.750102	2.68%	0
2006	10.357447	10.469540	1.08%	0
2005	10.209786	10.357447	1.45%	0
2004	10.051446	10.209786	1.58%	0
2003*	10.000000	10.051446	0.51%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.584654	19.388594	4.33%	0
2010	17.351204	18.584654	7.11%	0
2009	13.663256	17.351204	26.99%	0
2008	16.465960	13.663256	-17.02%	0
2007	15.858933	16.465960	3.83%	0
2006	14.663608	15.858933	8.15%	0
2005	13.397269	14.663608	9.45%	0
2004	12.469819	13.397269	7.44%	0
2003*	10.000000	12.469819	24.70%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484207	14.418534	-6.88%	204
2010	12.514207	15.484207	23.73%	204
2009	8.399904	12.514207	48.98%	145

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.094985	13.550302	3.48%	0
2010	11.900508	13.094985	10.04%	0
2009	10.136716	11.900508	17.40%	0
2008	17.522625	10.136716	-42.15%	0
2007	17.132435	17.522625	2.28%	0
2006	15.011819	17.132435	14.13%	0
2005	14.711581	15.011819	2.04%	0
2004	13.559370	14.711581	8.50%	0
2003*	10.000000	13.559370	35.59%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.043653	18.758889	-10.86%	0
2010	17.040614	21.043653	23.49%	0
2009	12.245136	17.040614	39.16%	0
2008	19.537545	12.245136	-37.33%	0
2007	19.729605	19.537545	-0.97%	0
2006	17.708748	19.729605	11.41%	0
2005	17.023266	17.708748	4.03%	0
2004	14.655279	17.023266	16.16%	0
2003*	10.000000	14.655279	46.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.802690	12.866747	9.02%	2,895
2010	11.509854	11.802690	2.54%	2,058
2009	10.705391	11.509854	7.51%	2,476
2008	11.151420	10.705391	-4.00%	689
2007	10.441688	11.151420	6.80%	689
2006	10.535966	10.441688	-0.89%	10,297
2005	10.633674	10.535966	-0.92%	689
2004	10.302113	10.633674	3.22%	0
2003*	10.000000	10.302113	3.02%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.432074	13.478027	0.34%	0
2010	12.092990	13.432074	11.07%	0
2009	10.525912	12.092990	14.89%	0
2008	16.532270	10.525912	-36.33%	0
2007	17.023627	16.532270	-2.89%	0
2006	14.938245	17.023627	13.96%	0
2005	14.650506	14.938245	1.96%	0
2004	13.340824	14.650506	9.82%	265
2003*	10.000000	13.340824	33.41%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.436344	12.997296	-3.27%	170
2010	11.576682	13.436344	16.06%	167
2009	9.142685	11.576682	26.62%	0
2008	12.415593	9.142685	-26.36%	0
2007	13.045604	12.415593	-4.83%	0
2006	11.122619	13.045604	17.29%	0
2005*	10.000000	11.122619	11.23%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825203	12.056173	-6.00%	0
2010	11.977951	12.825203	7.07%	0
2009*	10.000000	11.977951	19.78%	2,135
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.586030	19.214633	-1.90%	21
2010	15.956377	19.586030	22.75%	21
2009	13.083009	15.956377	21.96%	120
2008	19.413832	13.083009	-32.61%	120
2007	20.035455	19.413832	-3.10%	120
2006	17.950420	20.035455	11.62%	120
2005	17.158677	17.950420	4.61%	120
2004	14.431180	17.158677	18.90%	0
2003*	10.000000	14.431180	44.31%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.977313	13.856527	-0.86%	3,167
2010	12.509578	13.977313	11.73%	2,929
2009	10.173974	12.509578	22.96%	5,390
2008	16.640276	10.173974	-38.86%	3,382
2007	16.249423	16.640276	2.41%	3,455
2006	14.457861	16.249423	12.39%	3,508
2005	14.190724	14.457861	1.88%	3,059
2004	13.182365	14.190724	7.65%	641
2003*	10.000000	13.182365	31.82%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.133774	14.993277	6.08%	1,166
2010	12.593764	14.133774	12.23%	1,176
2009	10.562171	12.593764	19.23%	1,177
2008	15.407134	10.562171	-31.45%	1,177
2007	14.783274	15.407134	4.22%	1,177
2006	13.039977	14.783274	13.37%	1,177
2005	12.837908	13.039977	1.57%	1,177
2004	12.557974	12.837908	2.23%	1,317
2003*	10.000000	12.557974	25.58%	290
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.655486	10.610180	-16.16%	0
2010	9.916933	12.655486	27.61%	0
2009	8.083446	9.916933	22.68%	0
2008	13.316963	8.083446	-39.30%	0
2007	15.389337	13.316963	-13.47%	0
2006	15.238321	15.389337	0.99%	0
2005	14.797652	15.238321	2.98%	0
2004	13.660398	14.797652	8.33%	0
2003*	10.000000	13.660398	36.60%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.442572	12.391449	-7.82%	0
2010	12.193781	13.442572	10.24%	0
2009	11.036050	12.193781	10.49%	0
2008	16.085922	11.036050	-31.39%	0
2007	15.041862	16.085922	6.94%	0
2006	13.316875	15.041862	12.95%	0
2005	13.422830	13.316875	-0.79%	0
2004	12.846538	13.422830	4.49%	214
2003*	10.000000	12.846538	28.47%	215
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.709583	11.650843	-0.50%	0
2010	11.085499	11.709583	5.63%	0
2009	9.457548	11.085499	17.21%	0
2008	10.487165	9.457548	-9.82%	0
2007	10.226332	10.487165	2.55%	4,379
2006	10.087058	10.226332	1.38%	0
2005	10.238648	10.087058	-1.48%	0
2004	10.158553	10.238648	0.79%	0
2003*	10.000000	10.158553	1.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.634940	11.301985	-2.86%	0
2010	10.597437	11.634940	9.79%	0
2009	8.764105	10.597437	20.92%	0
2008	12.006244	8.764105	-27.00%	0
2007	11.353202	12.006244	5.75%	0
2006	10.620105	11.353202	6.90%	0
2005*	10.000000	10.620105	6.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.706672	11.278658	-3.66%	0
2010	10.496453	11.706672	11.53%	0
2009	8.370448	10.496453	25.40%	0
2008	12.769450	8.370448	-34.45%	0
2007	11.905261	12.769450	7.26%	0
2006	10.924667	11.905261	8.98%	533
2005*	10.000000	10.924667	9.25%	533
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.592302	10.988881	-5.21%	0
2010	10.253829	11.592302	13.05%	0
2009	8.012990	10.253829	27.97%	0
2008	13.286249	8.012990	-39.69%	0
2007	12.262972	13.286249	8.34%	0
2006	11.131386	12.262972	10.17%	5,007
2005*	10.000000	11.131386	11.31%	5,007

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.989669	14.787521	-7.52%	0
2010	13.755725	15.989669	16.24%	0
2009	9.555447	13.755725	43.96%	954
2008	21.485179	9.555447	-55.53%	0
2007	15.124483	21.485179	42.06%	0
2006	13.294360	15.124483	13.77%	0
2005*	10.000000	13.294360	32.94%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.908591	13.657334	-1.81%	2,347
2010	12.406856	13.908591	12.10%	4,788
2009	9.792217	12.406856	26.70%	6,033
2008	17.554161	9.792217	-44.22%	7,139
2007	17.771362	17.554161	-1.22%	7,580
2006	15.189265	17.771362	17.00%	7,580
2005	14.748070	15.189265	2.99%	7,583
2004	13.591582	14.748070	8.51%	3,949
2003*	10.000000	13.591582	35.92%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.157816	13.807175	-2.48%	1,148
2010	11.717100	14.157816	20.83%	3,357
2009	9.386449	11.717100	24.83%	3,421
2008	18.262570	9.386449	-48.60%	3,433
2007	14.782584	18.262570	23.54%	3,723
2006	14.218384	14.782584	3.97%	3,723
2005	13.814271	14.218384	2.93%	3,723
2004	13.732447	13.814271	0.60%	2,879
2003*	10.000000	13.732447	37.32%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.847341	12.371017	4.42%	494
2010	11.292485	11.847341	4.91%	527
2009	10.025210	11.292485	12.64%	1,012
2008	10.645498	10.025210	-5.83%	847
2007	10.486033	10.645498	1.52%	1,538
2006	10.321705	10.486033	1.59%	1,228
2005	10.383480	10.321705	-0.59%	449
2004	10.216209	10.383480	1.64%	449
2003*	10.000000	10.216209	2.16%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.731617	21.508216	-13.03%	9,600
2010	19.718277	24.731617	25.42%	9,770
2009	14.463722	19.718277	36.33%	10,766
2008	24.551947	14.463722	-41.09%	12,877
2007	21.824423	24.551947	12.50%	16,139
2006	19.902525	21.824423	9.66%	16,829
2005	17.286403	19.902525	15.13%	17,259
2004	14.215317	17.286403	21.60%	5,227
2003*	10.000000	14.215317	42.15%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.259335	14.723743	-19.36%	0
2010	16.589191	18.259335	10.07%	0
2009	13.473207	16.589191	23.13%	0
2008	24.647298	13.473207	-45.34%	0
2007	21.588201	24.647298	14.17%	0
2006	18.789457	21.588201	14.90%	0
2005	16.214347	18.789457	15.88%	0
2004	14.668519	16.214347	10.54%	0
2003*	10.000000	14.668519	46.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334209	9.939940	-19.41%	225
2010	11.206366	12.334209	10.06%	202
2009	9.102905	11.206366	23.11%	200
2008	16.648211	9.102905	-45.32%	192
2007	14.581028	16.648211	14.18%	0
2006	12.686350	14.581028	14.93%	0
2005	10.951443	12.686350	15.84%	0
2004*	10.000000	10.951443	9.51%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.130689	16.976032	-11.26%	229
2010	15.522392	19.130689	23.25%	229
2009	10.125372	15.522392	53.30%	470
2008	21.309015	10.125372	-52.48%	470
2007	20.719740	21.309015	2.84%	580
2006	18.307851	20.719740	13.17%	580
2005	18.321666	18.307851	-0.08%	580
2004	16.498459	18.321666	11.05%	339
2003*	10.000000	16.498459	64.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139588	11.126373	-0.12%	1,933
2010	10.134822	11.139588	9.91%	1,933
2009	7.661922	10.134822	32.28%	0
2008	11.165991	7.661922	-31.38%	0
2007	11.033444	11.165991	1.20%	0
2006*	10.000000	11.033444	10.33%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.831381	15.336784	3.41%	6,596
2010	12.601987	14.831381	17.69%	7,311
2009	11.009094	12.601987	14.47%	10,015
2008	15.481515	11.009094	-28.89%	11,521
2007	16.310931	15.481515	-5.09%	12,869
2006	14.275060	16.310931	14.26%	13,430
2005	14.147775	14.275060	0.90%	13,957
2004	13.065946	14.147775	8.28%	7,643
2003*	10.000000	13.065946	30.66%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.467817	19.216436	-6.11%	811
2010	16.363254	20.467817	25.08%	557
2009	12.987653	16.363254	25.99%	628
2008	19.877499	12.987653	-34.66%	277
2007	20.876474	19.877499	-4.79%	199
2006	18.292933	20.876474	14.12%	199
2005	17.239551	18.292933	6.11%	199
2004	14.281063	17.239551	20.72%	0
2003*	10.000000	14.281063	42.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.946743	8.593393	-3.95%	0
2010	8.318335	8.946743	7.55%	0
2009	6.546717	8.318335	27.06%	0
2008*	10.000000	6.546717	-34.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.620128	14.462945	-17.92%	0
2010	15.370257	17.620128	14.64%	0
2009	9.126843	15.370257	68.41%	0
2008	19.769804	9.126843	-53.83%	0
2007	15.749248	19.769804	25.53%	0
2006	12.595749	15.749248	25.04%	0
2005*	10.000000	12.595749	25.96%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.605312	16.219849	-12.82%	0
2010	17.593188	18.605312	5.75%	0
2009	13.160142	17.593188	33.69%	0
2008	22.628094	13.160142	-41.84%	0
2007	20.093511	22.628094	12.61%	0
2006	16.959584	20.093511	18.48%	0
2005	15.779632	16.959584	7.48%	0
2004	13.647154	15.779632	15.63%	0
2003*	10.000000	13.647154	36.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.491849	11.756189	-12.86%	311
2010	12.757882	13.491849	5.75%	796
2009	9.532448	12.757882	33.84%	846
2008	16.394392	9.532448	-41.86%	1,839
2007	14.559452	16.394392	12.60%	1,390
2006	12.287035	14.559452	18.49%	1,291
2005	11.435943	12.287035	7.44%	566
2004*	10.000000	11.435943	14.36%	382
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.509993	15.005298	-3.25%	0
2010	13.900489	15.509993	11.58%	0
2009	12.006042	13.900489	15.78%	0
2008	11.588307	12.006042	3.60%	0
2007	10.700355	11.588307	8.30%	0
2006	9.719950	10.700355	10.09%	0
2005*	10.000000	9.719950	-2.80%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293896	8.881931	-13.72%	0
2010*	10.000000	10.293896	2.94%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.267281	10.891658	-3.33%	0
2010*	10.000000	11.267281	12.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.476976	11.294716	-9.48%	0
2010	11.769096	12.476976	6.01%	0
2009*	10.000000	11.769096	17.69%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.552102	15.377492	-1.12%	0
2010	14.745250	15.552102	5.47%	0
2009	12.036257	14.745250	22.51%	0
2008	14.699480	12.036257	-18.12%	0
2007	13.664876	14.699480	7.57%	0
2006	12.685875	13.664876	7.72%	0
2005	12.078253	12.685875	5.03%	0
2004	11.433374	12.078253	5.64%	0
2003*	10.000000	11.433374	14.33%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.808797	16.167280	-9.22%	185
2010	17.144910	17.808797	3.87%	172
2009	12.036669	17.144910	42.44%	0
2008	22.157894	12.036669	-45.68%	573
2007	16.626188	22.157894	33.27%	573
2006	15.618794	16.626188	6.45%	573
2005	14.223799	15.618794	9.81%	573
2004	12.360038	14.223799	15.08%	573
2003*	10.000000	12.360038	23.60%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.731406	24.904638	-33.99%	0
2010	30.937956	37.731406	21.96%	0
2009	17.710580	30.937956	74.69%	0
2008	38.008036	17.710580	-53.40%	0
2007	30.511422	38.008036	24.87%	1,003
2006	21.278655	30.511422	43.39%	0
2005	16.531078	21.278655	28.72%	0
2004	14.278047	16.531078	15.78%	0
2003*	10.000000	14.278047	42.78%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.997110	13.705420	-2.08%	706
2010	12.793737	13.997110	9.41%	706
2009	9.428774	12.793737	35.69%	706
2008	15.338099	9.428774	-38.53%	706
2007	14.163861	15.338099	8.29%	706
2006	13.530321	14.163861	4.68%	706
2005	13.306701	13.530321	1.68%	706
2004	12.516282	13.306701	6.32%	0
2003*	10.000000	12.516282	25.16%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.868026	15.407826	-2.90%	1,317
2010	14.625800	15.868026	8.49%	936
2009	12.244149	14.625800	19.45%	1,144
2008	18.662974	12.244149	-34.39%	915
2007	17.783782	18.662974	4.94%	967
2006	15.127122	17.783782	17.56%	1,060
2005	14.564059	15.127122	3.87%	1,194
2004	13.002118	14.564059	12.01%	1,289
2003*	10.000000	13.002118	30.02%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666554	10.220762	-4.18%	377
2010*	10.000000	10.666554	6.67%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.009608	-9.90%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.627181	13.358640	-1.97%	0
2010	12.345554	13.627181	10.38%	0
2009*	10.000000	12.345554	23.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688680	9.539637	-1.54%	12,628
2010	8.866355	9.688680	9.27%	12,628
2009	7.364637	8.866355	20.39%	12,628
2008	10.751051	7.364637	-31.50%	12,628
2007	10.384782	10.751051	3.53%	0
2006*	10.000000	10.384782	3.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356028	10.681302	3.14%	0
2010	10.016084	10.356028	3.39%	0
2009	9.155239	10.016084	9.40%	0
2008	10.413211	9.155239	-12.08%	0
2007	10.367005	10.413211	0.45%	0
2006*	10.000000	10.367005	3.67%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.680333	9.449129	-11.53%	596
2010	9.836750	10.680333	8.58%	82
2009	7.121110	9.836750	38.14%	0
2008	11.896907	7.121110	-40.14%	0
2007	10.665256	11.896907	11.55%	2,567
2006*	10.000000	10.665256	6.65%	2,179
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451825	8.788420	-7.02%	1,588
2010	8.197583	9.451825	15.30%	825
2009	6.055135	8.197583	35.38%	555
2008	11.127375	6.055135	-45.58%	896
2007	10.195307	11.127375	9.14%	327
2006*	10.000000	10.195307	1.95%	340
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.112854	7.737544	-4.63%	0
2010	7.493979	8.112854	8.26%	0
2009	5.878154	7.493979	27.49%	0
2008	9.729601	5.878154	-39.58%	0
2007*	10.000000	9.729601	-2.70%	2,996
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.211657	15.406410	1.28%	0
2010	13.780774	15.211657	10.38%	0
2009	9.675824	13.780774	42.42%	0
2008	13.774431	9.675824	-29.76%	0
2007	13.693028	13.774431	0.59%	0
2006	12.690302	13.693028	7.90%	0
2005	12.705685	12.690302	-0.12%	0
2004	11.830259	12.705685	7.40%	0
2003*	10.000000	11.830259	18.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.421391	12.579155	1.27%	695
2010	11.252388	12.421391	10.39%	695
2009	7.896161	11.252388	42.50%	0
2008	11.257892	7.896161	-29.86%	0
2007	11.187725	11.257892	0.63%	0
2006	10.368901	11.187725	7.90%	0
2005*	10.000000	10.368901	3.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.514414	7.337996	-13.82%	0
2010	7.564284	8.514414	12.56%	0
2009	5.069348	7.564284	49.22%	0
2008*	10.000000	5.069348	-49.31%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.376582	8.848570	-5.63%	822
2010	7.778999	9.376582	20.54%	172
2009	6.074785	7.778999	28.05%	1,519
2008*	10.000000	6.074785	-39.25%	1,756

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914580	8.141835	-8.67%	0
2010	7.949395	8.914580	12.14%	0
2009	6.307499	7.949395	26.03%	567
2008*	10.000000	6.307499	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892056	9.520408	-3.76%	0
2010	9.184621	9.892056	7.70%	0
2009	7.857757	9.184621	16.89%	0
2008*	10.000000	7.857757	-21.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.483120	8.932272	-5.81%	4,360
2010	8.649552	9.483120	9.64%	4,401
2009	7.141169	8.649552	21.12%	0
2008*	10.000000	7.141169	-28.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.336939	10.226565	-1.07%	0
2010	9.921753	10.336939	4.18%	0
2009	8.999173	9.921753	10.25%	0
2008*	10.000000	8.999173	-10.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.688277	9.230927	-4.72%	4,448
2010	8.917492	9.688277	8.64%	15,529
2009	7.496218	8.917492	18.96%	11,735
2008*	10.000000	7.496218	-25.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255130	8.607021	-7.00%	5,930
2010	8.372890	9.255130	10.54%	5,930
2009	6.780906	8.372890	23.48%	5,930
2008*	10.000000	6.780906	-32.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.054916	9.782581	-2.71%	0
2010	9.453358	10.054916	6.36%	0
2009	8.234811	9.453358	14.80%	0
2008*	10.000000	8.234811	-17.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.769716	11.162036	3.64%	0
2010	10.339346	10.769716	4.16%	0
2009	9.760428	10.339346	5.93%	0
2008*	10.000000	9.760428	-2.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.699233	12.103623	3.46%	0
2010	11.092915	11.699233	5.47%	0
2009	9.766207	11.092915	13.58%	0
2008*	10.000000	9.766207	-2.34%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.911183	26.360942	-24.49%	0
2010	30.874151	34.911183	13.08%	0
2009	19.406222	30.874151	59.09%	0
2008	47.290499	19.406222	-58.96%	0
2007	33.393003	47.290499	41.62%	0
2006	25.110278	33.393003	32.99%	0
2005	19.450243	25.110278	29.10%	0
2004	16.555214	19.450243	17.49%	0
2003*	10.000000	16.555214	65.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.064719	15.906769	-24.49%	0
2010	18.632720	21.064719	13.05%	0
2009	11.711769	18.632720	59.09%	0
2008	28.495127	11.711769	-58.90%	0
2007	20.085355	28.495127	41.87%	0
2006	15.076760	20.085355	33.22%	0
2005	11.664488	15.076760	29.25%	0
2004*	10.000000	11.664488	16.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.482739	12.014948	4.63%	282
2010	11.233920	11.482739	2.21%	800
2009	11.214537	11.233920	0.17%	1,711
2008	10.672268	11.214537	5.08%	2,055
2007	10.210801	10.672268	4.52%	1,914
2006	10.128125	10.210801	0.82%	1,902
2005	10.053669	10.128125	0.74%	1,252
2004	9.980581	10.053669	0.73%	1,305
2003*	10.000000	9.980581	-0.19%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.541235	6.621084	-12.20%	188
2010	6.840924	7.541235	10.24%	176
2009	5.417302	6.840924	26.28%	0
2008*	10.000000	5.417302	-45.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.395416	7.137613	-14.98%	0
2010	8.013249	8.395416	4.77%	0
2009	6.387196	8.013249	25.46%	0
2008	11.505905	6.387196	-44.49%	0
2007	10.783989	11.505905	6.69%	0
2006*	10.000000	10.783989	7.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.070800	15.061426	-6.28%	23,568
2010	14.371664	16.070800	11.82%	36,710
2009	11.581745	14.371664	24.09%	121,506
2008	18.799631	11.581745	-38.39%	252,623
2007	18.190547	18.799631	3.35%	339,786
2006	15.954789	18.190547	14.01%	362,870
2005	15.152466	15.954789	5.29%	376,490
2004	13.622215	15.152466	11.23%	280,025
2003*	10.000000	13.622215	36.22%	4,470

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264902	12.070926	-1.58%	9,139
2010	11.449122	12.264902	7.13%	9,675
2009*	10.000000	11.449122	14.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119072	12.678546	-3.36%	6,417
2010	12.004174	13.119072	9.29%	6,477
2009*	10.000000	12.004174	20.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.761574	11.810399	0.42%	24,705
2010	11.385965	11.761574	3.30%	25,832
2009	10.699867	11.385965	6.41%	46,166
2008	11.671609	10.699867	-8.33%	58,334
2007	11.355298	11.671609	2.79%	72,953
2006	10.963864	11.355298	3.57%	46,295
2005	10.878703	10.963864	0.78%	48,781
2004	10.656145	10.878703	2.09%	25,133
2003*	10.000000	10.656145	6.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.045357	13.696431	-2.48%	34,035
2010	12.981180	14.045357	8.20%	55,701
2009	11.169797	12.981180	16.22%	123,715
2008	14.908837	11.169797	-25.08%	195,921
2007	14.466587	14.908837	3.06%	218,142
2006	13.316989	14.466587	8.63%	254,427
2005	12.957978	13.316989	2.77%	294,680
2004	12.126932	12.957978	6.85%	125,483
2003*	10.000000	12.126932	21.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.305353	14.613576	-4.52%	53,116
2010	13.904885	15.305353	10.07%	93,219
2009	11.458975	13.904885	21.34%	146,957
2008	17.122021	11.458975	-33.07%	206,790
2007	16.537302	17.122021	3.54%	275,895
2006	14.799488	16.537302	11.74%	300,571
2005	14.168087	14.799488	4.46%	308,858
2004	12.956946	14.168087	9.35%	177,371
2003*	10.000000	12.956946	29.57%	15,275
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.968407	12.912340	-0.43%	0
2010	12.250643	12.968407	5.86%	0
2009	10.962065	12.250643	11.75%	6,474
2008	13.227483	10.962065	-17.13%	10,584
2007	12.810853	13.227483	3.25%	10,629
2006	12.111554	12.810853	5.77%	11,763
2005	11.881848	12.111554	1.93%	16,128
2004	11.366500	11.881848	4.53%	7,999
2003*	10.000000	11.366500	13.67%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575509	12.913148	-4.88%	8,621
2010	12.824034	13.575509	5.86%	12,371
2009*	10.000000	12.824034	28.24%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.081365	19.091840	-4.93%	243
2010	16.311332	20.081365	23.11%	241
2009	12.226918	16.311332	33.41%	390
2008	19.728273	12.226918	-38.02%	380
2007	18.804895	19.728273	4.91%	126
2006	17.541202	18.804895	7.20%	126
2005	16.039710	17.541202	9.36%	126
2004	14.207354	16.039710	12.90%	0
2003*	10.000000	14.207354	42.07%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.564155	9.330477	-2.44%	10,053
2010	9.804346	9.564155	-2.45%	9,590
2009	10.046370	9.804346	-2.41%	2,770
2008	10.091441	10.046370	-0.45%	30,065
2007	9.873106	10.091441	2.21%	18,218
2006	9.681775	9.873106	1.98%	41,213
2005	9.666356	9.681775	0.16%	4,198
2004	9.829376	9.666356	-1.66%	0
2003*	10.000000	9.829376	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.366951	12.734088	2.97%	1,071
2010	11.463730	12.366951	7.88%	1,145
2009	9.448066	11.463730	21.33%	1,204
2008	11.710288	9.448066	-19.32%	0
2007	11.475254	11.710288	2.05%	0
2006	11.219811	11.475254	2.28%	0
2005	11.255447	11.219811	-0.32%	0
2004	10.830451	11.255447	3.92%	0
2003*	10.000000	10.830451	8.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.879061	7.828271	-11.83%	1,168
2010	7.997740	8.879061	11.02%	1,098
2009	6.023605	7.997740	32.77%	3,019
2008*	10.000000	6.023605	-39.76%	1,901
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.226616	11.600435	-18.46%	0
2010	13.771826	14.226616	3.30%	0
2009	10.901052	13.771826	26.33%	0
2008	20.880662	10.901052	-47.79%	0
2007	20.843538	20.880662	0.18%	0
2006	17.455106	20.843538	19.41%	0
2005	16.005733	17.455106	9.06%	0
2004	13.673012	16.005733	17.06%	0
2003*	10.000000	13.673012	36.73%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.132265	8.263270	-18.45%	1,784
2010	9.812454	10.132265	3.26%	1,527
2009	7.768032	9.812454	26.32%	1,404
2008	14.871871	7.768032	-47.77%	873
2007	14.846906	14.871871	0.17%	1,157
2006	12.432919	14.846906	19.42%	1,005
2005	11.399085	12.432919	9.07%	303
2004*	10.000000	11.399085	13.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.883372	8.386027	-5.60%	4,866
2010	7.893914	8.883372	12.53%	5,250
2009	6.255910	7.893914	26.18%	4,306
2008*	10.000000	6.255910	-37.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.535760	7.819674	-8.39%	6,086
2010	7.760798	8.535760	9.99%	6,163
2009	6.244104	7.760798	24.29%	5,558
2008*	10.000000	6.244104	-37.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.404150	8.765824	-6.79%	1,383
2010	7.622543	9.404150	23.37%	1,385
2009	6.166942	7.622543	23.60%	2,550
2008*	10.000000	6.166942	-38.33%	535
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.872439	9.407443	-4.71%	960
2010	8.459404	9.872439	16.70%	941
2009	6.646660	8.459404	27.27%	1,889
2008*	10.000000	6.646660	-33.53%	1,360
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.412632	12.971963	-3.29%	511
2010	10.990144	13.412632	22.04%	513
2009	8.857995	10.990144	24.07%	544
2008	16.985489	8.857995	-47.85%	148
2007	15.903523	16.985489	6.80%	148
2006	15.829399	15.903523	0.47%	148
2005	15.060659	15.829399	5.10%	0
2004	13.642354	15.060659	10.40%	0
2003*	10.000000	13.642354	36.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.633679	18.109016	-7.77%	179
2010	15.913342	19.633679	23.38%	166
2009	12.961264	15.913342	22.78%	220
2008	19.627066	12.961264	-33.96%	39
2007	21.691010	19.627066	-9.52%	39
2006	18.987931	21.691010	14.24%	39
2005	18.936699	18.987931	0.27%	39
2004	16.592095	18.936699	14.13%	0
2003*	10.000000	16.592095	65.92%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.182155	17.627098	-8.11%	0
2010	15.733331	19.182155	21.92%	0
2009	11.997722	15.733331	31.14%	0
2008	19.952370	11.997722	-39.87%	0
2007	20.075975	19.952370	-0.62%	0
2006	18.414714	20.075975	9.02%	176
2005	16.852384	18.414714	9.27%	0
2004	14.543597	16.852384	15.87%	0
2003*	10.000000	14.543597	45.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.040921	12.770164	-2.08%	120
2010	11.806930	13.040921	10.45%	120
2009	9.639863	11.806930	22.48%	991
2008	16.925444	9.639863	-43.05%	1,237
2007	16.083340	16.925444	5.24%	1,186
2006	14.537894	16.083340	10.63%	1,185
2005	13.921850	14.537894	4.43%	0
2004	13.029251	13.921850	6.85%	0
2003*	10.000000	13.029251	30.29%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.933092	9.249663	3.54%	0
2010	7.053674	8.933092	26.64%	308
2009	5.540370	7.053674	27.31%	308
2008*	10.000000	5.540370	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209834	10.089646	-1.18%	923
2010	10.218966	10.209834	-0.09%	0
2009	9.780247	10.218966	4.49%	0
2008*	10.000000	9.780247	-2.20%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.300288	11.362488	-14.57%	1,738
2010	12.820489	13.300288	3.74%	1,400
2009*	10.000000	12.820489	28.20%	1,334
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.468988	13.755304	-4.93%	4,592
2010	12.847687	14.468988	12.62%	4,697
2009	10.267780	12.847687	25.13%	5,255
2008	16.766670	10.267780	-38.76%	6,200
2007	17.650248	16.766670	-5.01%	7,297
2006	15.656179	17.650248	12.74%	13,838
2005	15.438204	15.656179	1.41%	6,831
2004	13.516468	15.438204	14.22%	1,380
2003*	10.000000	13.516468	35.16%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.669694	9.460660	-2.16%	139
2010	9.414950	9.669694	2.71%	148
2009	8.516376	9.414950	10.55%	143
2008	10.084556	8.516376	-15.55%	461
2007	9.868330	10.084556	2.19%	570
2006	9.707576	9.868330	1.66%	496
2005	9.809131	9.707576	-1.04%	0
2004	9.977746	9.809131	-1.69%	0
2003*	10.000000	9.977746	-0.22%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.231000	11.805386	-3.48%	0
2010	10.482189	12.231000	16.68%	0
2009	8.753677	10.482189	19.75%	0
2008	14.826537	8.753677	-40.96%	0
2007	15.123174	14.826537	-1.96%	0
2006	14.728489	15.123174	2.68%	0
2005	14.672165	14.728489	0.38%	0
2004	13.443839	14.672165	9.14%	0
2003*	10.000000	13.443839	34.44%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.817127	14.009524	-5.45%	0
2010	12.363271	14.817127	19.85%	0
2009	9.643260	12.363271	28.21%	0
2008	16.325115	9.643260	-40.93%	856
2007	15.553233	16.325115	4.96%	2,571
2006	14.021406	15.553233	10.92%	2,557
2005	13.450191	14.021406	4.25%	249
2004	12.171575	13.450191	10.50%	1,499
2003*	10.000000	12.171575	21.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.477647	12.031325	-10.73%	529
2010	11.944378	13.477647	12.84%	529
2009	8.784872	11.944378	35.97%	529
2008	15.097235	8.784872	-41.81%	529
2007	14.594300	15.097235	3.45%	529
2006	12.742651	14.594300	14.53%	529
2005	11.452862	12.742651	11.26%	0
2004*	10.000000	11.452862	14.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.493329	18.287258	-10.76%	0
2010	18.156435	20.493329	12.87%	0
2009	13.356205	18.156435	35.94%	0
2008	22.947137	13.356205	-41.80%	0
2007	22.177973	22.947137	3.47%	0
2006	19.370009	22.177973	14.50%	0
2005	17.407459	19.370009	11.27%	0
2004	15.010694	17.407459	15.97%	0
2003*	10.000000	15.010694	50.11%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.719268	2.598209	-4.45%	0
2010	2.439427	2.719268	11.47%	0
2009	1.978125	2.439427	23.32%	0
2008	9.490192	1.978125	-79.16%	0
2007*	10.000000	9.490192	-5.10%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.756471	3.570937	-4.94%	0
2010	3.364858	3.756471	11.64%	0
2009	2.738656	3.364858	22.87%	0
2008	13.103739	2.738656	-79.10%	0
2007	13.497972	13.103739	-2.92%	0
2006	12.667295	13.497972	6.56%	0
2005	12.729317	12.667295	-0.49%	0
2004	12.001048	12.729317	6.07%	0
2003*	10.000000	12.001048	20.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.718026	13.340525	-2.75%	4,121
2010	12.140898	13.718026	12.99%	4,173
2009	9.723776	12.140898	24.86%	5,304
2008	16.242194	9.723776	-40.13%	5,460
2007	15.988600	16.242194	1.59%	5,860
2006	14.281290	15.988600	11.95%	6,297
2005	13.844123	14.281290	3.16%	5,057
2004	13.002597	13.844123	6.47%	229
2003*	10.000000	13.002597	30.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.447255	18.519597	-4.77%	0
2010	16.200094	19.447255	20.04%	0
2009	12.132345	16.200094	33.53%	0
2008	20.062157	12.132345	-39.53%	349
2007	20.859269	20.062157	-3.82%	263
2006	18.648225	20.859269	11.86%	254
2005	17.422486	18.648225	7.04%	0
2004	14.985665	17.422486	16.26%	0
2003*	10.000000	14.985665	49.86%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.507907	12.171589	5.77%	0
2010	10.786034	11.507907	6.69%	0
2009*	10.000000	10.786034	7.86%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148319	10.985525	-1.46%	1,638
2010	10.864884	11.148319	2.61%	1,703
2009*	10.000000	10.864884	8.65%	4,103
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.926600	-0.73%	942

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.906838	11.076524	-6.97%	0
2010	10.671349	11.906838	11.58%	585
2009	8.427091	10.671349	26.63%	585
2008	14.092627	8.427091	-40.20%	585
2007	15.377247	14.092627	-8.35%	585
2006	13.598634	15.377247	13.08%	585
2005	13.246585	13.598634	2.66%	585
2004	12.221224	13.246585	8.39%	435
2003*	10.000000	12.221224	22.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.675213	11.891687	-18.97%	0
2010	13.672627	14.675213	7.33%	0
2009	11.245851	13.672627	21.58%	0
2008	20.569506	11.245851	-45.33%	0
2007	19.460698	20.569506	5.70%	0
2006	15.618561	19.460698	24.60%	0
2005	14.269156	15.618561	9.46%	0
2004	12.588612	14.269156	13.35%	0
2003*	10.000000	12.588612	25.89%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.090407	12.093623	-19.86%	0
2010	12.805711	15.090407	17.84%	0
2009	8.009437	12.805711	59.88%	0
2008	13.039960	8.009437	-38.58%	0
2007	12.669848	13.039960	2.92%	0
2006	12.317677	12.669848	2.86%	0
2005	11.946053	12.317677	3.11%	0
2004	11.659268	11.946053	2.46%	0
2003*	10.000000	11.659268	16.59%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462949	11.267238	7.69%	0
2010*	10.000000	10.462949	4.63%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419454	10.714135	2.83%	785
2010	9.995553	10.419454	4.24%	2,231
2009	9.367803	9.995553	6.70%	2,617
2008	10.724417	9.367803	-12.65%	2,945
2007	10.449907	10.724417	2.63%	3,518
2006	10.343311	10.449907	1.03%	3,632
2005	10.201060	10.343311	1.39%	5,239
2004	10.047999	10.201060	1.52%	5,232
2003*	10.000000	10.047999	0.48%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.508573	19.299357	4.27%	0
2010	17.289027	18.508573	7.05%	0
2009	13.621265	17.289027	26.93%	0
2008	16.423787	13.621265	-17.06%	0
2007	15.826474	16.423787	3.77%	0
2006	14.641085	15.826474	8.10%	0
2005	13.383536	14.641085	9.40%	0
2004	12.463435	13.383536	7.38%	0
2003*	10.000000	12.463435	24.63%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.435678	14.365998	-6.93%	162
2010	12.481372	15.435678	23.67%	154
2009	8.382156	12.481372	48.90%	2,134

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.042218	13.488804	3.42%	0
2010	11.858632	13.042218	9.98%	0
2009	10.106228	11.858632	17.34%	0
2008	17.478899	10.106228	-42.18%	0
2007	17.098488	17.478899	2.22%	0
2006	14.989726	17.098488	14.07%	0
2005	14.697438	14.989726	1.99%	0
2004	13.553279	14.697438	8.44%	0
2003*	10.000000	13.553279	35.53%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.958881	18.673764	-10.90%	6,897
2010	16.980652	20.958881	23.43%	5,543
2009	12.208317	16.980652	39.09%	4,955
2008	19.488802	12.208317	-37.36%	3,778
2007	19.690530	19.488802	-1.02%	0
2006	17.682705	19.690530	11.35%	0
2005	17.006918	17.682705	3.97%	0
2004	14.648712	17.006918	16.10%	0
2003*	10.000000	14.648712	46.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754386	12.807549	8.96%	17,263
2010	11.468616	11.754386	2.49%	18,958
2009	10.672506	11.468616	7.46%	17,150
2008	11.122866	10.672506	-4.05%	9,132
2007	10.420323	11.122866	6.74%	0
2006	10.519787	10.420323	-0.95%	0
2005	10.622776	10.519787	-0.97%	0
2004	10.296831	10.622776	3.17%	0
2003*	10.000000	10.296831	2.97%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377954	13.416864	0.29%	0
2010	12.050436	13.377954	11.02%	0
2009	10.494252	12.050436	14.83%	0
2008	16.491019	10.494252	-36.36%	0
2007	16.989915	16.491019	-2.94%	497
2006	14.916281	16.989915	13.90%	497
2005	14.636444	14.916281	1.91%	497
2004	13.334847	14.636444	9.76%	497
2003*	10.000000	13.334847	33.35%	497
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.397363	12.952956	-3.32%	9,908
2010	11.549002	13.397363	16.00%	10,597
2009	9.125504	11.549002	26.56%	11,422
2008	12.398637	9.125504	-26.40%	5,446
2007	13.034513	12.398637	-4.88%	2,046
2006	11.118840	13.034513	17.23%	0
2005*	10.000000	11.118840	11.19%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.814249	12.039719	-6.04%	0
2010	11.973852	12.814249	7.02%	0
2009*	10.000000	11.973852	19.74%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.507113	19.127417	-1.95%	1,210
2010	15.900235	19.507113	22.68%	1,884
2009	13.043660	15.900235	21.90%	1,980
2008	19.365387	13.043660	-32.64%	1,785
2007	19.995764	19.365387	-3.15%	290
2006	17.924022	19.995764	11.56%	391
2005	17.142195	17.924022	4.56%	406
2004	14.424717	17.142195	18.84%	138
2003*	10.000000	14.424717	44.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.921012	13.793651	-0.91%	200
2010	12.465567	13.921012	11.68%	196
2009	10.143381	12.465567	22.89%	202
2008	16.598760	10.143381	-38.89%	205
2007	16.217239	16.598760	2.35%	0
2006	14.436596	16.217239	12.33%	0
2005	14.177097	14.436596	1.83%	0
2004	13.176457	14.177097	7.59%	0
2003*	10.000000	13.176457	31.76%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076841	14.925244	6.03%	2,872
2010	12.549459	14.076841	12.17%	3,182
2009	10.530416	12.549459	19.17%	936
2008	15.368705	10.530416	-31.48%	0
2007	14.754004	15.368705	4.17%	0
2006	13.020813	14.754004	13.31%	4,790
2005	12.825585	13.020813	1.52%	0
2004	12.552348	12.825585	2.18%	0
2003*	10.000000	12.552348	25.52%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.604493	10.562022	-16.20%	0
2010	9.882031	12.604493	27.55%	0
2009	8.059121	9.882031	22.62%	0
2008	13.283718	8.059121	-39.33%	0
2007	15.358843	13.283718	-13.51%	0
2006	15.215910	15.358843	0.94%	0
2005	14.783442	15.215910	2.93%	0
2004	13.654276	14.783442	8.27%	0
2003*	10.000000	13.654276	36.54%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388425	12.335218	-7.87%	0
2010	12.150897	13.388425	10.18%	0
2009	11.002884	12.150897	10.43%	0
2008	16.045824	11.002884	-31.43%	0
2007	15.012094	16.045824	6.89%	0
2006	13.297306	15.012094	12.90%	0
2005	13.409955	13.297306	-0.84%	0
2004	12.840790	13.409955	4.43%	0
2003*	10.000000	12.840790	28.41%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.662428	11.597991	-0.55%	0
2010	11.046507	11.662428	5.58%	0
2009	9.429111	11.046507	17.15%	0
2008	10.460988	9.429111	-9.86%	0
2007	10.206056	10.460988	2.50%	0
2006	10.072213	10.206056	1.33%	0
2005	10.228802	10.072213	-1.53%	0
2004	10.153985	10.228802	0.74%	0
2003*	10.000000	10.153985	1.54%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.601197	11.263455	-2.91%	22,214
2010	10.572120	11.601197	9.73%	22,220
2009	8.747657	10.572120	20.86%	1,127
2008	11.989856	8.747657	-27.04%	1,134
2007	11.343550	11.989856	5.70%	0
2006	10.616498	11.343550	6.85%	0
2005*	10.000000	10.616498	6.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.672702	11.240172	-3.71%	19,369
2010	10.471363	11.672702	11.47%	0
2009	8.354727	10.471363	25.33%	0
2008	12.752011	8.354727	-34.48%	0
2007	11.895134	12.752011	7.20%	0
2006	10.920956	11.895134	8.92%	0
2005*	10.000000	10.920956	9.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.558661	10.951401	-5.25%	0
2010	10.229315	11.558661	13.00%	0
2009	7.997929	10.229315	27.90%	0
2008	13.268098	7.997929	-39.72%	0
2007	12.252531	13.268098	8.29%	0
2006	11.127603	12.252531	10.11%	0
2005*	10.000000	11.127603	11.28%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.943269	14.737071	-7.57%	1,103
2010	13.722835	15.943269	16.18%	1,083
2009	9.537492	13.722835	43.88%	1,083
2008	21.455855	9.537492	-55.55%	1,890
2007	15.111623	21.455855	41.98%	3,369
2006	13.289851	15.111623	13.71%	0
2005*	10.000000	13.289851	32.90%	566
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.852541	13.595344	-1.86%	8,813
2010	12.363198	13.852541	12.05%	6,583
2009	9.762765	12.363198	26.64%	4,506
2008	17.510355	9.762765	-44.25%	4,015
2007	17.736161	17.510355	-1.27%	640
2006	15.166922	17.736161	16.94%	492
2005	14.733905	15.166922	2.94%	492
2004	13.585494	14.733905	8.45%	492
2003*	10.000000	13.585494	35.85%	492
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.100764	13.744491	-2.53%	3,427
2010	11.675868	14.100764	20.77%	3,569
2009	9.358211	11.675868	24.77%	3,758
2008	18.217002	9.358211	-48.63%	2,399
2007	14.753298	18.217002	23.48%	3,262
2006	14.197474	14.753298	3.91%	1,394
2005	13.801005	14.197474	2.87%	1,394
2004	13.726297	13.801005	0.54%	1,394
2003*	10.000000	13.726297	37.26%	1,394
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.799598	12.314867	4.37%	37,518
2010	11.252743	11.799598	4.86%	36,964
2009	9.995042	11.252743	12.58%	37,416
2008	10.618908	9.995042	-5.88%	25,533
2007	10.465245	10.618908	1.47%	0
2006	10.306501	10.465245	1.54%	373
2005	10.373487	10.306501	-0.65%	0
2004	10.211618	10.373487	1.59%	0
2003*	10.000000	10.211618	2.12%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.632020	21.410647	-13.08%	11,684
2010	19.648928	24.632020	25.36%	10,568
2009	14.420242	19.648928	36.26%	11,546
2008	24.490730	14.420242	-41.12%	9,061
2007	21.781223	24.490730	12.44%	1,206
2006	19.873286	21.781223	9.60%	1,062
2005	17.269816	19.873286	15.08%	1,457
2004	14.208951	17.269816	21.54%	1,100
2003*	10.000000	14.208951	42.09%	961

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.185744	14.656884	-19.40%	0
2010	16.530793	18.185744	10.01%	0
2009	13.432667	16.530793	23.06%	0
2008	24.585786	13.432667	-45.36%	0
2007	21.545435	24.585786	14.11%	0
2006	18.761820	21.545435	14.84%	0
2005	16.198775	18.761820	15.82%	0
2004	14.661946	16.198775	10.48%	0
2003*	10.000000	14.661946	46.62%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.292120	9.900941	-19.45%	4,977
2010	11.173850	12.292120	10.01%	5,440
2009	9.081168	11.173850	23.04%	6,216
2008	16.616993	9.081168	-45.35%	3,554
2007	14.561194	16.616993	14.12%	304
2006	12.675573	14.561194	14.88%	0
2005	10.947737	12.675573	15.78%	605
2004*	10.000000	10.947737	9.48%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.053535	16.898909	-11.31%	0
2010	15.467706	19.053535	23.18%	0
2009	10.094879	15.467706	53.22%	0
2008	21.255803	10.094879	-52.51%	0
2007	20.678665	21.255803	2.79%	790
2006	18.280910	20.678665	13.12%	886
2005	18.304064	18.280910	-0.13%	901
2004	16.491056	18.304064	10.99%	922
2003*	10.000000	16.491056	64.91%	790
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.112954	11.094086	-0.17%	0
2010	10.115771	11.112954	9.86%	0
2009	7.651436	10.115771	32.21%	0
2008	11.156432	7.651436	-31.42%	3,793
2007	11.029684	11.156432	1.15%	0
2006*	10.000000	11.029684	10.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.771633	15.267189	3.35%	174
2010	12.557646	14.771633	17.63%	174
2009	10.975983	12.557646	14.41%	174
2008	15.442886	10.975983	-28.93%	174
2007	16.278629	15.442886	-5.13%	1,170
2006	14.254069	16.278629	14.20%	1,250
2005	14.134191	14.254069	0.85%	1,088
2004	13.060104	14.134191	8.22%	1,106
2003*	10.000000	13.060104	30.60%	996

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.385305	19.129175	-6.16%	6,015
2010	16.305646	20.385305	25.02%	4,786
2009	12.948565	16.305646	25.93%	5,014
2008	19.827870	12.948565	-34.70%	3,308
2007	20.835094	19.827870	-4.83%	1,192
2006	18.266013	20.835094	14.06%	98
2005	17.222986	18.266013	6.06%	114
2004	14.274655	17.222986	20.65%	135
2003*	10.000000	14.274655	42.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.934515	8.577245	-4.00%	0
2010	8.311226	8.934515	7.50%	0
2009	6.544474	8.311226	27.00%	0
2008*	10.000000	6.544474	-34.56%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.569025	14.413607	-17.96%	1,297
2010	15.333521	17.569025	14.58%	1,646
2009	9.109689	15.333521	68.32%	1,373
2008	19.742812	9.109689	-53.86%	1,332
2007	15.735858	19.742812	25.46%	2,361
2006	12.591480	15.735858	24.97%	6,546
2005*	10.000000	12.591480	25.91%	604
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.530298	16.146180	-12.87%	0
2010	17.531241	18.530298	5.70%	0
2009	13.120541	17.531241	33.62%	0
2008	22.571597	13.120541	-41.87%	0
2007	20.053671	22.571597	12.56%	0
2006	16.934621	20.053671	18.42%	0
2005	15.764456	16.934621	7.42%	0
2004	13.641016	15.764456	15.57%	0
2003*	10.000000	13.641016	36.41%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.445857	11.710111	-12.91%	18,600
2010	12.720905	13.445857	5.70%	19,080
2009	9.509689	12.720905	33.77%	19,415
2008	16.363649	9.509689	-41.89%	14,154
2007	14.539644	16.363649	12.55%	0
2006	12.276589	14.539644	18.43%	348
2005	11.432056	12.276589	7.39%	599
2004*	10.000000	11.432056	14.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.464995	14.954104	-3.30%	96
2010	13.867260	15.464995	11.52%	375
2009	11.983474	13.867260	15.72%	0
2008	11.572459	11.983474	3.55%	2,388
2007	10.691232	11.572459	8.24%	370
2006	9.716638	10.691232	10.03%	0
2005*	10.000000	9.716638	-2.83%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.293028	8.876632	-13.76%	0
2010*	10.000000	10.293028	2.93%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.266329	10.885169	-3.38%	1,377
2010*	10.000000	11.266329	12.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.466316	11.279287	-9.52%	0
2010	11.765065	12.466316	5.96%	0
2009*	10.000000	11.765065	17.65%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.489489	15.307733	-1.17%	0
2010	14.693399	15.489489	5.42%	0
2009	12.000082	14.693399	22.44%	0
2008	14.662821	12.000082	-18.16%	0
2007	13.637813	14.662821	7.52%	0
2006	12.667219	13.637813	7.66%	0
2005	12.066649	12.667219	4.98%	0
2004	11.428244	12.066649	5.59%	0
2003*	10.000000	11.428244	14.28%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.737010	16.093866	-9.26%	8,845
2010	17.084557	17.737010	3.82%	9,610
2009	12.000442	17.084557	42.37%	8,276
2008	22.102567	12.000442	-45.71%	6,571
2007	16.593217	22.102567	33.20%	236
2006	15.595793	16.593217	6.40%	0
2005	14.210111	15.595793	9.75%	0
2004	12.354479	14.210111	15.02%	0
2003*	10.000000	12.354479	23.54%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.579416	24.791605	-34.03%	0
2010	30.829112	37.579416	21.90%	0
2009	17.657320	30.829112	74.60%	0
2008	37.913251	17.657320	-53.43%	0
2007	30.378563	37.913251	24.80%	0
2006	21.247375	30.378563	42.98%	0
2005	16.515213	21.247375	28.65%	0
2004	14.271648	16.515213	15.72%	0
2003*	10.000000	14.271648	42.72%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.940690	13.643193	-2.13%	0
2010	12.748699	13.940690	9.35%	0
2009	9.400390	12.748699	35.62%	0
2008	15.299788	9.400390	-38.56%	0
2007	14.135769	15.299788	8.23%	496
2006	13.510394	14.135769	4.63%	496
2005	13.293905	13.510394	1.63%	646
2004	12.510661	13.293905	6.26%	646
2003*	10.000000	12.510661	25.11%	646
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.804055	15.337860	-2.95%	18,672
2010	14.574296	15.804055	8.44%	17,205
2009	12.207302	14.574296	19.39%	17,410
2008	18.616371	12.207302	-34.43%	9,785
2007	17.748528	18.616371	4.89%	0
2006	15.104860	17.748528	17.50%	0
2005	14.550067	15.104860	3.81%	0
2004	12.996280	14.550067	11.96%	0
2003*	10.000000	12.996280	29.96%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.662943	10.212065	-4.23%	2,379
2010*	10.000000	10.662943	6.63%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.006537	-9.93%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.615544	13.340409	-2.02%	24,721
2010	12.341337	13.615544	10.32%	24,778
2009*	10.000000	12.341337	23.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665526	9.511961	-1.59%	2,264,477
2010	8.849704	9.665526	9.22%	2,397,742
2009	7.354567	8.849704	20.33%	2,401,505
2008	10.741863	7.354567	-31.53%	1,736,035
2007	10.381253	10.741863	3.47%	0
2006*	10.000000	10.381253	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.331310	10.650364	3.09%	2,032,634
2010	9.997294	10.331310	3.34%	2,082,465
2009	9.142738	9.997294	9.35%	2,079,077
2008	10.404322	9.142738	-12.13%	1,429,305
2007	10.363484	10.404322	0.39%	0
2006*	10.000000	10.363484	3.63%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.654789	9.421701	-11.57%	16,714
2010	9.818240	10.654789	8.52%	13,006
2009	7.111360	9.818240	38.06%	12,452
2008	11.886736	7.111360	-40.17%	13,135
2007	10.661625	11.886736	11.49%	0
2006*	10.000000	10.661625	6.62%	6,716
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.429200	8.762893	-7.07%	35,873
2010	8.182153	9.429200	15.24%	29,791
2009	6.046845	8.182153	35.31%	30,063
2008	11.117858	6.046845	-45.61%	26,820
2007	10.191841	11.117858	9.09%	1,819
2006*	10.000000	10.191841	1.92%	163
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.097596	7.719034	-4.67%	2,833,001
2010	7.483718	8.097596	8.20%	2,949,697
2009	5.873121	7.483718	27.42%	2,923,803
2008	9.726268	5.873121	-39.62%	2,178,186
2007*	10.000000	9.726268	-2.74%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.150377	15.336495	1.23%	0
2010	13.732298	15.150377	10.33%	0
2009	9.646721	13.732298	42.35%	0
2008	13.740053	9.646721	-29.79%	0
2007	13.665903	13.740053	0.54%	0
2006	12.671637	13.665903	7.85%	0
2005	12.693490	12.671637	-0.17%	0
2004	11.824955	12.693490	7.34%	0
2003*	10.000000	11.824955	18.25%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.385393	12.536280	1.22%	477
2010	11.225521	12.385393	10.33%	477
2009	7.881347	11.225521	42.43%	254
2008	11.242528	7.881347	-29.90%	0
2007	11.178219	11.242528	0.58%	0
2006	10.365378	11.178219	7.84%	0
2005*	10.000000	10.365378	3.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.502760	7.324197	-13.86%	1,623
2010	7.557804	8.502760	12.50%	1,435
2009	5.067603	7.557804	49.14%	1,452
2008*	10.000000	5.067603	-49.32%	773
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.363752	8.831945	-5.68%	3,063
2010	7.772340	9.363752	20.48%	440
2009	6.072701	7.772340	27.99%	626
2008*	10.000000	6.072701	-39.27%	763

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.902370	8.126519	-8.72%	0
2010	7.942580	8.902370	12.08%	0
2009	6.305335	7.942580	25.97%	0
2008*	10.000000	6.305335	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878523	9.502523	-3.81%	3,749,909
2010	9.176761	9.878523	7.65%	3,805,794
2009	7.855066	9.176761	16.83%	3,719,045
2008*	10.000000	7.855066	-21.45%	2,098,585
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.470157	8.915500	-5.86%	219,926
2010	8.642146	9.470157	9.58%	251,581
2009	7.138719	8.642146	21.06%	255,476
2008*	10.000000	7.138719	-28.61%	204,460
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322807	10.207364	-1.12%	119,474
2010	9.913270	10.322807	4.13%	115,628
2009	8.996093	9.913270	10.20%	98,818
2008*	10.000000	8.996093	-10.04%	57,819
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.675057	9.213622	-4.77%	282,535
2010	8.909883	9.675057	8.59%	56,218
2009	7.493650	8.909883	18.90%	40,235
2008*	10.000000	7.493650	-25.06%	33,056
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.242498	8.590871	-7.05%	49,460
2010	8.365741	9.242498	10.48%	38,001
2009	6.778583	8.365741	23.41%	39,543
2008*	10.000000	6.778583	-32.21%	9,174
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041190	9.764236	-2.76%	116,419
2010	9.445292	10.041190	6.31%	132,679
2009	8.231992	9.445292	14.74%	105,131
2008*	10.000000	8.231992	-17.68%	86,848
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754996	11.141081	3.59%	6,944
2010	10.330511	10.754996	4.11%	4,839
2009	9.757093	10.330511	5.88%	3,870
2008*	10.000000	9.757093	-2.43%	2,223
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.683262	12.080918	3.40%	2,599
2010	11.083449	11.683262	5.41%	1,143
2009	9.762870	11.083449	13.53%	1,141
2008*	10.000000	9.762870	-2.37%	1,186

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.770569	26.241326	-24.53%	0
2010	30.765544	34.770569	13.02%	0
2009	19.347862	30.765544	59.01%	0
2008	47.172587	19.347862	-58.98%	0
2007	33.326894	47.172587	41.55%	0
2006	25.073374	33.326894	32.92%	0
2005	19.431581	25.073374	29.03%	0
2004	16.547807	19.431581	17.43%	0
2003*	10.000000	16.547807	65.48%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.992905	15.844412	-24.52%	1,351
2010	18.578709	20.992905	12.99%	1,351
2009	11.683809	18.578709	59.01%	1,126
2008	28.441732	11.683809	-58.92%	1,680
2007	20.058040	28.441732	41.80%	1,774
2006	15.063949	20.058040	33.15%	5,583
2005	11.660535	15.063949	29.19%	507
2004*	10.000000	11.660535	16.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.436494	11.960441	4.58%	9,411
2010	11.194417	11.436494	2.16%	8,296
2009	11.180821	11.194417	0.12%	8,112
2008	10.645636	11.180821	5.03%	4,143
2007	10.190562	10.645636	4.47%	0
2006	10.113215	10.190562	0.76%	382
2005	10.044005	10.113215	0.69%	0
2004	9.976093	10.044005	0.68%	0
2003*	10.000000	9.976093	-0.24%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.530917	6.608646	-12.25%	5,825
2010	6.835062	7.530917	10.18%	5,394
2009	5.415436	6.835062	26.21%	5,554
2008*	10.000000	5.415436	-45.85%	1,951
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375321	7.116882	-15.03%	525
2010	7.998165	8.375321	4.72%	457
2009	6.378450	7.998165	25.39%	444
2008	11.496066	6.378450	-44.52%	498
2007	10.780316	11.496066	6.64%	2,276
2006*	10.000000	10.780316	7.80%	6,778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.006045	14.993060	-6.33%	39,171
2010	14.321095	16.006045	11.77%	46,936
2009	11.546915	14.321095	24.03%	47,189
2008	18.752730	11.546915	-38.43%	17,471
2007	18.154523	18.752730	3.30%	487
2006	15.931321	18.154523	13.95%	487
2005	15.137915	15.931321	5.24%	487
2004	13.616107	15.137915	11.18%	487
2003*	10.000000	13.616107	36.16%	487

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.254428	12.054444	-1.63%	132,048
2010	11.445199	12.254428	7.07%	128,147
2009*	10.000000	11.445199	14.45%	67,328
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.107855	12.661231	-3.41%	4,678
2010	12.000060	13.107855	9.23%	4,678
2009*	10.000000	12.000060	20.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.714186	11.756798	0.36%	61,159
2010	11.345903	11.714186	3.25%	59,323
2009	10.667679	11.345903	6.36%	59,072
2008	11.642456	10.667679	-8.37%	54,081
2007	11.332780	11.642456	2.73%	0
2006	10.947718	11.332780	3.52%	0
2005	10.868245	10.947718	0.73%	0
2004	10.651358	10.868245	2.04%	0
2003*	10.000000	10.651358	6.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.988764	13.634269	-2.53%	628,233
2010	12.935490	13.988764	8.14%	571,827
2009	11.136191	12.935490	16.16%	560,520
2008	14.871618	11.136191	-25.12%	366,876
2007	14.437916	14.871618	3.00%	13,406
2006	13.297396	14.437916	8.58%	13,406
2005	12.945518	13.297396	2.72%	12,489
2004	12.121480	12.945518	6.80%	11,394
2003*	10.000000	12.121480	21.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.243674	14.547240	-4.57%	128,172
2010	13.855936	15.243674	10.02%	111,966
2009	11.424489	13.855936	21.28%	99,171
2008	17.079278	11.424489	-33.11%	101,694
2007	16.504527	17.079278	3.48%	22,431
2006	14.777716	16.504527	11.69%	22,431
2005	14.154468	14.777716	4.40%	21,610
2004	12.951129	14.154468	9.29%	13,249
2003*	10.000000	12.951129	29.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.916159	12.853743	-0.48%	481,590
2010	12.207537	12.916159	5.80%	504,693
2009	10.929097	12.207537	11.70%	475,637
2008	13.194470	10.929097	-17.17%	270,625
2007	12.785464	13.194470	3.20%	0
2006	12.093727	12.785464	5.72%	0
2005	11.870421	12.093727	1.88%	0
2004	11.361390	11.870421	4.48%	0
2003*	10.000000	11.361390	13.61%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.563910	12.895523	-4.93%	9,593
2010	12.819648	13.563910	5.81%	9,025
2009*	10.000000	12.819648	28.20%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.000475	19.005213	-4.98%	1,478
2010	16.253949	20.000475	23.05%	1,423
2009	12.190155	16.253949	33.34%	1,557
2008	19.679065	12.190155	-38.06%	1,118
2007	18.767658	19.679065	4.86%	2,384
2006	17.515423	18.767658	7.15%	1,082
2005	16.024317	17.515423	9.31%	1,236
2004	14.201002	16.024317	12.84%	929
2003*	10.000000	14.201002	42.01%	929
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.525417	9.287938	-2.49%	49,129
2010	9.769647	9.525417	-2.50%	48,330
2009	10.015946	9.769647	-2.46%	46,850
2008	10.066041	10.015946	-0.50%	21,729
2007	9.853333	10.066041	2.16%	26,727
2006	9.667326	9.853333	1.92%	0
2005	9.656870	9.667326	0.11%	0
2004	9.824766	9.656870	-1.71%	0
2003*	10.000000	9.824766	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.317183	12.676358	2.92%	16,038
2010	11.423440	12.317183	7.82%	18,209
2009	9.419677	11.423440	21.27%	21,195
2008	11.681086	9.419677	-19.36%	6,937
2007	11.452544	11.681086	2.00%	0
2006	11.203322	11.452544	2.22%	0
2005	11.244639	11.203322	-0.37%	0
2004	10.825594	11.244639	3.87%	0
2003*	10.000000	10.825594	8.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.866906	7.813553	-11.88%	4,176
2010	7.990895	8.866906	10.96%	1,909
2009	6.021537	7.990895	32.71%	1,394
2008*	10.000000	6.021537	-39.78%	953
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.170809	11.549018	-18.50%	0
2010	13.724830	14.170809	3.25%	0
2009	10.869420	13.724830	26.27%	0
2008	20.830786	10.869420	-47.82%	0
2007	20.804475	20.830786	0.13%	0
2006	17.431305	20.804475	19.35%	0
2005	15.992068	17.431305	9.00%	0
2004	13.668336	15.992068	17.00%	0
2003*	10.000000	13.668336	36.68%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.097734	8.230890	-18.49%	12,766
2010	9.784023	10.097734	3.21%	12,631
2009	7.749495	9.784023	26.25%	11,058
2008	14.844018	7.749495	-47.79%	5,639
2007	14.826735	14.844018	0.12%	290
2006	12.422369	14.826735	19.36%	772
2005	11.395221	12.422369	9.01%	170
2004*	10.000000	11.395221	13.95%	202
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.871228	8.370289	-5.65%	3,525
2010	7.887171	8.871228	12.48%	477
2009	6.253770	7.887171	26.12%	0
2008*	10.000000	6.253770	-37.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.524077	7.804974	-8.44%	8,922
2010	7.754152	8.524077	9.93%	6,835
2009	6.241962	7.754152	24.23%	5,775
2008*	10.000000	6.241962	-37.58%	4,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.391284	8.749358	-6.84%	10,376
2010	7.616007	9.391284	23.31%	8,893
2009	6.164820	7.616007	23.54%	11,720
2008*	10.000000	6.164820	-38.35%	2,465
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.858964	9.389800	-4.76%	4,226
2010	8.452178	9.858964	16.64%	3,222
2009	6.644385	8.452178	27.21%	5,229
2008*	10.000000	6.644385	-33.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.358576	12.913076	-3.33%	426
2010	10.951449	13.358576	21.98%	421
2009	8.831338	10.951449	24.01%	853
2008	16.943088	8.831338	-47.88%	0
2007	15.872015	16.943088	6.75%	0
2006	15.806129	15.872015	0.42%	120
2005	15.046204	15.806129	5.05%	605
2004	13.636241	15.046204	10.34%	165
2003*	10.000000	13.636241	36.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.554618	18.026866	-7.81%	618
2010	15.857367	19.554618	23.32%	562
2009	12.922305	15.857367	22.71%	627
2008	19.578133	12.922305	-34.00%	277
2007	21.648088	19.578133	-9.56%	0
2006	18.960047	21.648088	14.18%	25
2005	18.918543	18.960047	0.22%	29
2004	16.584685	18.918543	14.07%	34
2003*	10.000000	16.584685	65.85%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.104866	17.547095	-8.15%	1,434
2010	15.677960	19.104866	21.86%	1,459
2009	11.961633	15.677960	31.07%	1,518
2008	19.902575	11.961633	-39.90%	822
2007	20.036196	19.902575	-0.67%	1,239
2006	18.387630	20.036196	8.97%	159
2005	16.836188	18.387630	9.21%	87
2004	14.537072	16.836188	15.82%	103
2003*	10.000000	14.537072	45.37%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.988392	12.712220	-2.13%	2,078
2010	11.765387	12.988392	10.39%	244
2009	9.610871	11.765387	22.42%	244
2008	16.883208	9.610871	-43.07%	244
2007	16.051475	16.883208	5.18%	244
2006	14.516509	16.051475	10.57%	812
2005	13.908480	14.516509	4.37%	244
2004	13.023406	13.908480	6.80%	0
2003*	10.000000	13.023406	30.23%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920861	9.232286	3.49%	136
2010	7.047616	8.920861	26.58%	0
2009	5.538460	7.047616	27.25%	211
2008*	10.000000	5.538460	-44.62%	1,410
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.195882	10.070717	-1.23%	36,584
2010	10.210230	10.195882	-0.14%	43,381
2009	9.776899	10.210230	4.43%	43,010
2008*	10.000000	9.776899	-2.23%	19,835
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.288936	11.346978	-14.61%	5,777
2010	12.816111	13.288936	3.69%	1,071
2009*	10.000000	12.816111	28.16%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.410687	13.692860	-4.98%	12,862
2010	12.802463	14.410687	12.56%	11,057
2009	10.236888	12.802463	25.06%	13,018
2008	16.724821	10.236888	-38.79%	7,488
2007	17.615270	16.724821	-5.05%	340
2006	15.633146	17.615270	12.68%	837
2005	15.423379	15.633146	1.36%	429
2004	13.510397	15.423379	14.16%	106
2003*	10.000000	13.510397	35.10%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.630730	9.417722	-2.21%	20,290
2010	9.381818	9.630730	2.65%	18,040
2009	8.490757	9.381818	10.49%	20,504
2008	10.059388	8.490757	-15.59%	11,990
2007	9.848778	10.059388	2.14%	0
2006	9.693283	9.848778	1.60%	238
2005	9.799698	9.693283	-1.09%	0
2004	9.973263	9.799698	-1.74%	0
2003*	10.000000	9.973263	-0.27%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.181711	11.751800	-3.53%	0
2010	10.445286	12.181711	16.62%	0
2009	8.727335	10.445286	19.68%	0
2008	14.789516	8.727335	-40.99%	0
2007	15.093196	14.789516	-2.01%	0
2006	14.706822	15.093196	2.63%	109
2005	14.658058	14.706822	0.33%	126
2004	13.437805	14.658058	9.08%	150
2003*	10.000000	13.437805	34.38%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.758983	13.947407	-5.50%	0
2010	12.321060	14.758983	19.79%	0
2009	9.615264	12.321060	28.14%	0
2008	16.286092	9.615264	-40.96%	0
2007	15.524055	16.286092	4.91%	0
2006	14.002252	15.524055	10.87%	696
2005	13.438688	14.002252	4.19%	0
2004	12.167407	13.438688	10.45%	0
2003*	10.000000	12.167407	21.67%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.431716	11.984192	-10.78%	90
2010	11.909771	13.431716	12.78%	0
2009	8.763902	11.909771	35.90%	234
2008	15.068940	8.763902	-41.84%	235
2007	14.574459	15.068940	3.39%	225
2006	12.731834	14.574459	14.47%	4,963
2005	11.448989	12.731834	11.20%	592
2004*	10.000000	11.448989	14.49%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.410726	18.204229	-10.81%	0
2010	18.092515	20.410726	12.81%	0
2009	13.316012	18.092515	35.87%	0
2008	22.889842	13.316012	-41.83%	0
2007	22.134009	22.889842	3.41%	0
2006	19.341502	22.134009	14.44%	0
2005	17.390723	19.341502	11.22%	0
2004	15.003950	17.390723	15.91%	0
2003*	10.000000	15.003950	50.04%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.714173	2.592012	-4.50%	0
2010	2.436100	2.714173	11.41%	0
2009	1.976432	2.436100	23.26%	0
2008	9.486937	1.976432	-79.17%	0
2007*	10.000000	9.486937	-5.13%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.741338	3.554734	-4.99%	0
2010	3.353015	3.741338	11.58%	0
2009	2.730405	3.353015	22.80%	0
2008	13.071001	2.730405	-79.11%	0
2007	13.471187	13.071001	-2.97%	0
2006	12.648632	13.471187	6.50%	0
2005	12.717075	12.648632	-0.54%	0
2004	11.995661	12.717075	6.01%	0
2003*	10.000000	11.995661	19.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.662735	13.279956	-2.80%	7,094
2010	12.098149	13.662735	12.93%	4,927
2009	9.694514	12.098149	24.79%	5,023
2008	16.201647	9.694514	-40.16%	4,548
2007	15.956906	16.201647	1.53%	0
2006	14.260271	15.956906	11.90%	620
2005	13.830819	14.260271	3.11%	0
2004	12.996768	13.830819	6.42%	0
2003*	10.000000	12.996768	29.97%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.368899	18.435543	-4.82%	2,790
2010	16.143091	19.368899	19.98%	1,621
2009	12.095861	16.143091	33.46%	1,695
2008	20.012111	12.095861	-39.56%	1,769
2007	20.817957	20.012111	-3.87%	0
2006	18.620810	20.817957	11.80%	195
2005	17.405765	18.620810	6.98%	483
2004	14.978953	17.405765	16.20%	102
2003*	10.000000	14.978953	49.79%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.498066	12.154969	5.71%	0
2010	10.782337	11.498066	6.64%	0
2009*	10.000000	10.782337	7.82%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.138787	10.970530	-1.51%	9,415
2010	10.861161	11.138787	2.56%	2,434
2009*	10.000000	10.861161	8.61%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.923217	-0.77%	1,589

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.860138	11.027437	-7.02%	0
2010	10.634936	11.860138	11.52%	0
2009	8.402644	10.634936	26.57%	0
2008	14.058970	8.402644	-40.23%	0
2007	15.348424	14.058970	-8.40%	0
2006	13.580075	15.348424	13.02%	0
2005	13.235273	13.580075	2.61%	0
2004	12.217048	13.235273	8.33%	0
2003*	10.000000	12.217048	22.17%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.617609	11.838944	-19.01%	0
2010	13.625933	14.617609	7.28%	0
2009	11.213197	13.625933	21.52%	0
2008	20.520325	11.213197	-45.36%	0
2007	19.424187	20.520325	5.64%	0
2006	15.597228	19.424187	24.54%	0
2005	14.256956	15.597228	9.40%	0
2004	12.584302	14.256956	13.29%	0
2003*	10.000000	12.584302	25.84%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.031229	12.040021	-19.90%	0
2010	12.762039	15.031229	17.78%	0
2009	7.986202	12.762039	59.80%	0
2008	13.008807	7.986202	-38.61%	0
2007	12.646107	13.008807	2.87%	0
2006	12.300885	12.646107	2.81%	0
2005	11.935860	12.300885	3.06%	0
2004	11.655293	11.935860	2.41%	0
2003*	10.000000	11.655293	16.55%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.459392	11.257643	7.63%	0
2010*	10.000000	10.459392	4.59%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378571	10.666644	2.78%	3,990
2010	9.961433	10.378571	4.19%	4,168
2009	9.340608	9.961433	6.65%	4,117
2008	10.698770	9.340608	-12.69%	3,261
2007	10.430297	10.698770	2.57%	0
2006	10.329181	10.430297	0.98%	299
2005	10.192334	10.329181	1.34%	0
2004	10.044557	10.192334	1.47%	0
2003*	10.000000	10.044557	0.45%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.432890	19.210614	4.22%	0
2010	17.227155	18.432890	7.00%	0
2009	13.579469	17.227155	26.86%	0
2008	16.381783	13.579469	-17.11%	0
2007	15.794128	16.381783	3.72%	0
2006	14.618624	15.794128	8.04%	0
2005	13.369832	14.618624	9.34%	0
2004	12.457054	13.369832	7.33%	0
2003*	10.000000	12.457054	24.57%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.387274	14.313615	-6.98%	878
2010	12.448604	15.387274	23.61%	627
2009	8.364439	12.448604	48.83%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.989651	13.427566	3.37%	0
2010	11.816881	12.989651	9.92%	312
2009	10.075814	11.816881	17.28%	312
2008	17.435268	10.075814	-42.21%	312
2007	17.064599	17.435268	2.17%	779
2006	14.967672	17.064599	14.01%	840
2005	14.683317	14.967672	1.94%	839
2004	13.547207	14.683317	8.39%	1,277
2003*	10.000000	13.547207	35.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.874369	18.588944	-10.95%	0
2010	16.920857	20.874369	23.36%	2,971
2009	12.171559	16.920857	39.02%	0
2008	19.440140	12.171559	-37.39%	0
2007	19.651496	19.440140	-1.08%	0
2006	17.656679	19.651496	11.30%	0
2005	16.990570	17.656679	3.92%	0
2004	14.642139	16.990570	16.04%	0
2003*	10.000000	14.642139	46.42%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.706243	12.748550	8.90%	3,981
2010	11.427508	11.706243	2.44%	7,855
2009	10.639708	11.427508	7.40%	1,430
2008	11.094373	10.639708	-4.10%	1,464
2007	10.398993	11.094373	6.69%	0
2006	10.503624	10.398993	-1.00%	0
2005	10.611882	10.503624	-1.02%	0
2004	10.291552	10.611882	3.11%	705
2003*	10.000000	10.291552	2.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.324023	13.355935	0.24%	0
2010	12.008004	13.324023	10.96%	445
2009	10.462657	12.008004	14.77%	445
2008	16.449826	10.462657	-36.40%	445
2007	16.956218	16.449826	-2.99%	445
2006	14.894305	16.956218	13.84%	445
2005	14.622353	14.894305	1.86%	445
2004	13.328855	14.622353	9.70%	445
2003*	10.000000	13.328855	33.29%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.358495	12.908774	-3.37%	2,219
2010	11.521407	13.358495	15.94%	2,147
2009	9.108360	11.521407	26.49%	604
2008	12.381706	9.108360	-26.44%	563
2007	13.023425	12.381706	-4.93%	871
2006	11.115071	13.023425	17.17%	35
2005*	10.000000	11.115071	11.15%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.803302	12.023275	-6.09%	0
2010	11.969753	12.803302	6.96%	0
2009*	10.000000	11.969753	19.70%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.428449	19.040545	-2.00%	4,666
2010	15.844234	19.428449	22.62%	4,973
2009	13.004399	15.844234	21.84%	0
2008	19.317027	13.004399	-32.68%	0
2007	19.956117	19.317027	-3.20%	0
2006	17.897638	19.956117	11.50%	0
2005	17.125720	17.897638	4.51%	0
2004	14.418238	17.125720	18.78%	0
2003*	10.000000	14.418238	44.18%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.864896	13.731020	-0.97%	537
2010	12.421688	13.864896	11.62%	1,023
2009	10.112851	12.421688	22.83%	451
2008	16.557317	10.112851	-38.92%	451
2007	16.185093	16.557317	2.30%	698
2006	14.415353	16.185093	12.28%	701
2005	14.163472	14.415353	1.78%	697
2004	13.170537	14.163472	7.54%	695
2003*	10.000000	13.170537	31.71%	161
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.020079	14.857461	5.97%	0
2010	12.505268	14.020079	12.11%	8,593
2009	10.498713	12.505268	19.11%	0
2008	15.330307	10.498713	-31.52%	0
2007	14.724740	15.330307	4.11%	0
2006	13.001639	14.724740	13.25%	0
2005	12.813249	13.001639	1.47%	0
2004	12.546704	12.813249	2.12%	0
2003*	10.000000	12.546704	25.47%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.553652	10.514023	-16.25%	0
2010	9.847216	12.553652	27.48%	0
2009	8.034864	9.847216	22.56%	0
2008	13.250549	8.034864	-39.36%	0
2007	15.328402	13.250549	-13.56%	0
2006	15.193525	15.328402	0.89%	0
2005	14.769232	15.193525	2.87%	0
2004	13.648154	14.769232	8.21%	0
2003*	10.000000	13.648154	36.48%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.334420	12.279185	-7.91%	0
2010	12.108087	13.334420	10.13%	0
2009	10.969747	12.108087	10.38%	0
2008	16.005727	10.969747	-31.46%	0
2007	14.982308	16.005727	6.83%	0
2006	13.277713	14.982308	12.84%	0
2005	13.397044	13.277713	-0.89%	0
2004	12.835006	13.397044	4.38%	0
2003*	10.000000	12.835006	28.35%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.615366	11.545282	-0.60%	0
2010	11.007581	11.615366	5.52%	0
2009	9.400709	11.007581	17.09%	214
2008	10.434843	9.400709	-9.91%	214
2007	10.185796	10.434843	2.45%	214
2006	10.057359	10.185796	1.28%	214
2005	10.218953	10.057359	-1.58%	214
2004	10.149419	10.218953	0.69%	0
2003*	10.000000	10.149419	1.49%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.567530	11.225020	-2.96%	10,989
2010	10.546844	11.567530	9.68%	12,342
2009	8.731219	10.546844	20.79%	18,293
2008	11.973480	8.731219	-27.08%	19,490
2007	11.333906	11.973480	5.64%	4,828
2006	10.612895	11.333906	6.79%	4,828
2005*	10.000000	10.612895	6.13%	4,828
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.638850	11.201851	-3.75%	2,868
2010	10.446336	11.638850	11.42%	3,125
2009	8.339025	10.446336	25.27%	17,060
2008	12.734608	8.339025	-34.52%	17,399
2007	11.885019	12.734608	7.15%	17,674
2006	10.917246	11.885019	8.86%	17,915
2005*	10.000000	10.917246	9.17%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.525093	10.913993	-5.30%	461
2010	10.204831	11.525093	12.94%	16,781
2009	7.982886	10.204831	27.83%	23,502
2008	13.249973	7.982886	-39.75%	23,502
2007	12.242110	13.249973	8.23%	23,502
2006	11.123821	12.242110	10.05%	23,042
2005*	10.000000	11.123821	11.24%	23,042

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.896995	14.686787	-7.61%	0
2010	13.690020	15.896995	16.12%	0
2009	9.519567	13.690020	43.81%	0
2008	21.426574	9.519567	-55.57%	0
2007	15.098789	21.426574	41.91%	0
2006	13.285355	15.098789	13.65%	0
2005*	10.000000	13.285355	32.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.796680	13.533599	-1.91%	2,111
2010	12.319644	13.796680	11.99%	9,085
2009	9.733362	12.319644	26.57%	1,925
2008	17.466611	9.733362	-44.27%	1,925
2007	17.700989	17.466611	-1.32%	2,316
2006	15.144591	17.700989	16.88%	2,384
2005	14.719744	15.144591	2.89%	2,056
2004	13.579393	14.719744	8.40%	395
2003*	10.000000	13.579393	35.79%	281
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.043914	13.682083	-2.58%	0
2010	11.634753	14.043914	20.71%	372
2009	9.330044	11.634753	24.70%	372
2008	18.171520	9.330044	-48.66%	948
2007	14.724045	18.171520	23.41%	948
2006	14.176563	14.724045	3.86%	948
2005	13.787725	14.176563	2.82%	576
2004	13.720126	13.787725	0.49%	576
2003*	10.000000	13.720126	37.20%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.752048	12.258973	4.31%	90,604
2010	11.213147	11.752048	4.81%	179,233
2009	9.964971	11.213147	12.53%	277,942
2008	10.592391	9.964971	-5.92%	261,266
2007	10.444489	10.592391	1.42%	267,528
2006	10.291329	10.444489	1.49%	136,419
2005	10.363516	10.291329	-0.70%	6,783
2004	10.207031	10.363516	1.53%	0
2003*	10.000000	10.207031	2.07%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.532712	21.313396	-13.12%	2,240
2010	19.579731	24.532712	25.30%	4,866
2009	14.376832	19.579731	36.19%	5,052
2008	24.429564	14.376832	-41.15%	6,894
2007	21.738032	24.429564	12.38%	10,254
2006	19.844027	21.738032	9.54%	10,764
2005	17.253206	19.844027	15.02%	7,895
2004	14.202577	17.253206	21.48%	1,460
2003*	10.000000	14.202577	42.03%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.112411	14.590302	-19.45%	0
2010	16.472568	18.112411	9.95%	0
2009	13.392232	16.472568	23.00%	0
2008	24.524388	13.392232	-45.39%	0
2007	21.502713	24.524388	14.05%	0
2006	18.734206	21.502713	14.78%	0
2005	16.183197	18.734206	15.76%	0
2004	14.655363	16.183197	10.43%	0
2003*	10.000000	14.655363	46.55%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.250198	9.862121	-19.49%	260
2010	11.141449	12.250198	9.95%	224
2009	9.059475	11.141449	22.98%	223
2008	16.585835	9.059475	-45.38%	206
2007	14.541388	16.585835	14.06%	228
2006	12.664802	14.541388	14.82%	0
2005	10.944025	12.664802	15.72%	0
2004*	10.000000	10.944025	9.44%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.976719	16.822153	-11.35%	89
2010	15.413239	18.976719	23.12%	89
2009	10.064495	15.413239	53.14%	174
2008	21.202732	10.064495	-52.53%	174
2007	20.637677	21.202732	2.74%	1,116
2006	18.254014	20.637677	13.06%	1,167
2005	18.286473	18.254014	-0.18%	1,292
2004	16.483660	18.286473	10.94%	1,175
2003*	10.000000	16.483660	64.84%	61
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.086382	11.061898	-0.22%	0
2010	10.096749	11.086382	9.80%	498
2009	7.640967	10.096749	32.14%	498
2008	11.146886	7.640967	-31.45%	498
2007	11.025935	11.146886	1.10%	498
2006*	10.000000	11.025935	10.26%	498
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.712054	15.197831	3.30%	865
2010	12.513402	14.712054	17.57%	1,695
2009	10.942922	12.513402	14.35%	4,268
2008	15.404295	10.942922	-28.96%	5,666
2007	16.246329	15.404295	-5.18%	8,782
2006	14.233070	16.246329	14.14%	8,523
2005	14.120595	14.233070	0.80%	6,552
2004	13.054225	14.120595	8.17%	1,247
2003*	10.000000	13.054225	30.54%	158

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.303088	19.042266	-6.21%	18,648
2010	16.248200	20.303088	24.96%	34,864
2009	12.909587	16.248200	25.86%	59,503
2008	19.778357	12.909587	-34.73%	0
2007	20.793799	19.778357	-4.88%	0
2006	18.239133	20.793799	14.01%	0
2005	17.206428	18.239133	6.00%	0
2004	14.268246	17.206428	20.59%	0
2003*	10.000000	14.268246	42.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.922286	8.561124	-4.05%	0
2010	8.304096	8.922286	7.44%	0
2009	6.542223	8.304096	26.93%	0
2008*	10.000000	6.542223	-34.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.518061	14.364446	-18.00%	0
2010	15.296879	17.518061	14.52%	0
2009	9.092581	15.296879	68.23%	0
2008	19.715874	9.092581	-53.88%	0
2007	15.722482	19.715874	25.40%	0
2006	12.587209	15.722482	24.91%	0
2005*	10.000000	12.587209	25.87%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.455595	16.072854	-12.91%	0
2010	17.469514	18.455595	5.64%	0
2009	13.081038	17.469514	33.55%	0
2008	22.515223	13.081038	-41.90%	0
2007	20.013904	22.515223	12.50%	0
2006	16.909683	20.013904	18.36%	0
2005	15.749303	16.909683	7.37%	0
2004	13.634901	15.749303	15.51%	0
2003*	10.000000	13.634901	36.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.399958	11.664162	-12.95%	2,306
2010	12.683992	13.399958	5.64%	2,071
2009	9.486961	12.683992	33.70%	1,105
2008	16.332946	9.486961	-41.92%	140,535
2007	14.519847	16.332946	12.49%	70,695
2006	12.266150	14.519847	18.37%	43,307
2005	11.428183	12.266150	7.33%	2,635
2004*	10.000000	11.428183	14.28%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.420113	14.903090	-3.35%	0
2010	13.834107	15.420113	11.46%	0
2009	11.960959	13.834107	15.66%	0
2008	11.556646	11.960959	3.50%	0
2007	10.682130	11.556646	8.19%	0
2006	9.713324	10.682130	9.97%	0
2005*	10.000000	9.713324	-2.87%	0

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.292162	8.871331	-13.80%	0
2010*	10.000000	10.292162	2.92%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.265383	10.878675	-3.43%	0
2010*	10.000000	11.265383	12.65%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.455671	11.263878	-9.57%	0
2010	11.761044	12.455671	5.91%	0
2009*	10.000000	11.761044	17.61%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.426977	15.238158	-1.22%	0
2010	14.641613	15.426977	5.36%	0
2009	11.963925	14.641613	22.38%	0
2008	14.626158	11.963925	-18.20%	0
2007	13.610743	14.626158	7.46%	0
2006	12.648544	13.610743	7.61%	0
2005	12.055029	12.648544	4.92%	0
2004	11.423100	12.055029	5.53%	0
2003*	10.000000	11.423100	14.23%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.665535	16.020816	-9.31%	659
2010	17.024431	17.665535	3.77%	1,723
2009	11.964347	17.024431	42.29%	232
2008	22.047442	11.964347	-45.73%	231
2007	16.560361	22.047442	33.13%	130
2006	15.572875	16.560361	6.34%	0
2005	14.196482	15.572875	9.70%	0
2004	12.348942	14.196482	14.96%	0
2003*	10.000000	12.348942	23.49%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.427896	24.678978	-34.06%	0
2010	30.720539	37.427896	21.83%	0
2009	17.604164	30.720539	74.51%	0
2008	37.818595	17.604164	-53.45%	0
2007	30.318342	37.818595	24.74%	0
2006	21.216096	30.318342	42.90%	0
2005	16.499332	21.216096	28.59%	0
2004	14.265241	16.499332	15.66%	0
2003*	10.000000	14.265241	42.65%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.884487	13.581235	-2.18%	0
2010	12.703810	13.884487	9.29%	396
2009	9.372096	12.703810	35.55%	396
2008	15.261575	9.372096	-38.59%	396
2007	14.107738	15.261575	8.18%	1,118
2006	13.490499	14.107738	4.58%	1,230
2005	13.281117	13.490499	1.58%	833
2004	12.505036	13.281117	6.21%	833
2003*	10.000000	12.505036	25.05%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.740351	15.268221	-3.00%	63,239
2010	14.522997	15.740351	8.38%	110,218
2009	12.170575	14.522997	19.33%	132,464
2008	18.569909	12.170575	-34.46%	1,088
2007	17.713360	18.569909	4.84%	1,051
2006	15.082636	17.713360	17.44%	454
2005	14.536075	15.082636	3.76%	454
2004	12.990444	14.536075	11.90%	454
2003*	10.000000	12.990444	29.90%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.659314	10.203372	-4.28%	794
2010*	10.000000	10.659314	6.59%	1,005
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.003473	-9.97%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.603911	13.322188	-2.07%	1,345
2010	12.337108	13.603911	10.27%	1,584
2009*	10.000000	12.337108	23.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.642376	9.484316	-1.64%	356,132
2010	8.833028	9.642376	9.16%	381,891
2009	7.344487	8.833028	20.27%	387,849
2008	10.732657	7.344487	-31.57%	380,898
2007	10.377716	10.732657	3.42%	91,559
2006*	10.000000	10.377716	3.78%	32,157
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.306571	10.619417	3.04%	303,979
2010	9.978477	10.306571	3.29%	317,960
2009	9.130214	9.978477	9.29%	305,976
2008	10.395406	9.130214	-12.17%	321,333
2007	10.359960	10.395406	0.34%	64,911
2006*	10.000000	10.359960	3.60%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.629301	9.394355	-11.62%	1,512
2010	9.799774	10.629301	8.46%	6,602
2009	7.101625	9.799774	37.99%	471
2008	11.876563	7.101625	-40.20%	488
2007	10.658003	11.876563	11.43%	292
2006*	10.000000	10.658003	6.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.406610	8.737424	-7.11%	3,177
2010	8.166735	9.406610	15.18%	8,208
2009	6.038560	8.166735	35.24%	2,404
2008	11.108347	6.038560	-45.64%	9,477
2007	10.188370	11.108347	9.03%	7,749
2006*	10.000000	10.188370	1.88%	6,005
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.082379	7.700587	-4.72%	421,235
2010	7.473482	8.082379	8.15%	442,522
2009	5.868092	7.473482	27.36%	434,278
2008	9.722931	5.868092	-39.65%	417,606
2007*	10.000000	9.722931	-2.77%	63,959
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.089297	15.266869	1.18%	0
2010	13.683945	15.089297	10.27%	0
2009	9.617685	13.683945	42.28%	0
2008	13.705729	9.617685	-29.83%	0
2007	13.638790	13.705729	0.49%	0
2006	12.652973	13.638790	7.79%	0
2005	12.681275	12.652973	-0.22%	0
2004	11.819638	12.681275	7.29%	0
2003*	10.000000	11.819638	18.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.349432	12.493484	1.17%	0
2010	11.198674	12.349432	10.28%	0
2009	7.866527	11.198674	42.36%	0
2008	11.227166	7.866527	-29.93%	0
2007	11.168702	11.227166	0.52%	0
2006	10.361854	11.168702	7.79%	0
2005*	10.000000	10.361854	3.62%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.491116	7.310415	-13.91%	0
2010	7.551323	8.491116	12.45%	0
2009	5.065862	7.551323	49.06%	0
2008*	10.000000	5.065862	-49.34%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.350943	8.815334	-5.73%	90,471
2010	7.765678	9.350943	20.41%	163,186
2009	6.070614	7.765678	27.92%	285,695
2008*	10.000000	6.070614	-39.29%	320,799

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.890218	8.111270	-8.76%	0
2010	7.935787	8.890218	12.03%	0
2009	6.303170	7.935787	25.90%	0
2008*	10.000000	6.303170	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.865025	9.484681	-3.86%	243,731
2010	9.168916	9.865025	7.59%	241,220
2009	7.852379	9.168916	16.77%	177,117
2008*	10.000000	7.852379	-21.48%	177,117
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.457221	8.898775	-5.90%	329,204
2010	8.634762	9.457221	9.52%	329,395
2009	7.136271	8.634762	21.00%	10,638
2008*	10.000000	7.136271	-28.64%	10,638
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.308704	10.188217	-1.17%	2,408
2010	9.904798	10.308704	4.08%	0
2009	8.993013	9.904798	10.14%	0
2008*	10.000000	8.993013	-10.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.661834	9.196320	-4.82%	74,158
2010	8.902263	9.661834	8.53%	175,858
2009	7.491083	8.902263	18.84%	18,893
2008*	10.000000	7.491083	-25.09%	1,994
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.229854	8.574731	-7.10%	5,314
2010	8.358577	9.229854	10.42%	5,314
2009	6.776253	8.358577	23.35%	0
2008*	10.000000	6.776253	-32.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.027472	9.745905	-2.81%	6,009
2010	9.437218	10.027472	6.25%	18,846
2009	8.229175	9.437218	14.68%	0
2008*	10.000000	8.229175	-17.71%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.740293	11.120167	3.54%	60,230
2010	10.321677	10.740293	4.06%	122,176
2009	9.753752	10.321677	5.82%	188,700
2008*	10.000000	9.753752	-2.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.667296	12.058234	3.35%	0
2010	11.073984	11.667296	5.36%	160
2009	9.759531	11.073984	13.47%	0
2008*	10.000000	9.759531	-2.40%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.630382	26.122124	-24.57%	0
2010	30.657203	34.630382	12.96%	0
2009	19.289618	30.657203	58.93%	0
2008	47.054817	19.289618	-59.01%	0
2007	33.260826	47.054817	41.47%	0
2006	25.036467	33.260826	32.85%	0
2005	19.412896	25.036467	28.97%	0
2004	16.540376	19.412896	17.37%	0
2003*	10.000000	16.540376	65.40%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.921315	15.782293	-24.56%	0
2010	18.524835	20.921315	12.94%	0
2009	11.655901	18.524835	58.93%	0
2008	28.388430	11.655901	-58.94%	0
2007	20.030764	28.388430	41.72%	0
2006	15.051156	20.030764	33.08%	0
2005	11.656576	15.051156	29.12%	0
2004*	10.000000	11.656576	16.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.390386	11.906138	4.53%	76,373
2010	11.154997	11.390386	2.11%	140,588
2009	11.147169	11.154997	0.07%	240,245
2008	10.619040	11.147169	4.97%	281,568
2007	10.170346	10.619040	4.41%	248,070
2006	10.098317	10.170346	0.71%	139,960
2005	10.034351	10.098317	0.64%	6,830
2004	9.971617	10.034351	0.63%	0
2003*	10.000000	9.971617	-0.28%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.520638	6.596234	-12.29%	2,043
2010	6.829224	7.520638	10.12%	1,885
2009	5.413580	6.829224	26.15%	771
2008*	10.000000	5.413580	-45.86%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.355280	7.096218	-15.07%	0
2010	7.983117	8.355280	4.66%	0
2009	6.369716	7.983117	25.33%	0
2008	11.486226	6.369716	-44.54%	0
2007	10.776649	11.486226	6.58%	0
2006*	10.000000	10.776649	7.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.941481	14.924933	-6.38%	84,771
2010	14.270643	15.941481	11.71%	118,978
2009	11.512141	14.270643	23.96%	251,005
2008	18.705868	11.512141	-38.46%	358,628
2007	18.118493	18.705868	3.24%	448,413
2006	15.907856	18.118493	13.90%	446,129
2005	15.123351	15.907856	5.19%	396,324
2004	13.609991	15.123351	11.12%	145,382
2003*	10.000000	13.609991	36.10%	26,188

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.243948	12.037977	-1.68%	9,445
2010	11.441283	12.243948	7.02%	5,480
2009*	10.000000	11.441283	14.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.096652	12.643935	-3.46%	0
2010	11.995956	13.096652	9.18%	0
2009*	10.000000	11.995956	19.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.666968	11.703416	0.31%	6,076
2010	11.305970	11.666968	3.19%	0
2009	10.635584	11.305970	6.30%	14,960
2008	11.613381	10.635584	-8.42%	15,293
2007	11.310306	11.613381	2.68%	28,807
2006	10.931599	11.310306	3.46%	21,677
2005	10.857791	10.931599	0.68%	31,289
2004	10.646571	10.857791	1.98%	29,720
2003*	10.000000	10.646571	6.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.932384	13.572366	-2.58%	306,508
2010	12.889966	13.932384	8.09%	856,316
2009	11.102684	12.889966	16.10%	1,236,019
2008	14.834493	11.102684	-25.16%	1,350,491
2007	14.409293	14.834493	2.95%	1,439,439
2006	13.277824	14.409293	8.52%	1,258,989
2005	12.933076	13.277824	2.67%	449,363
2004	12.116049	12.933076	6.74%	110,109
2003*	10.000000	12.116049	21.16%	10,645
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.182222	14.481183	-4.62%	142,247
2010	13.807159	15.182222	9.96%	206,876
2009	11.390121	13.807159	21.22%	316,538
2008	17.036643	11.390121	-33.14%	353,824
2007	16.471815	17.036643	3.43%	399,923
2006	14.755964	16.471815	11.63%	398,098
2005	14.140874	14.755964	4.35%	254,592
2004	12.945322	14.140874	9.24%	67,826
2003*	10.000000	12.945322	29.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.864085	12.795373	-0.53%	186,644
2010	12.164556	12.864085	5.75%	206,864
2009	10.896205	12.164556	11.64%	242,335
2008	13.161523	10.896205	-17.21%	272,864
2007	12.760116	13.161523	3.15%	228,213
2006	12.075916	12.760116	5.67%	146,847
2005	11.859009	12.075916	1.83%	123,966
2004	11.356286	11.859009	4.43%	8,422
2003*	10.000000	11.356286	13.56%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.552335	12.877914	-4.98%	4,694
2010	12.815268	13.552335	5.75%	7,631
2009*	10.000000	12.815268	28.15%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.919798	18.918860	-5.02%	0
2010	16.196685	19.919798	22.99%	0
2009	12.153449	16.196685	33.27%	123
2008	19.629907	12.153449	-38.09%	123
2007	18.730452	19.629907	4.80%	194
2006	17.489639	18.730452	7.09%	196
2005	16.008905	17.489639	9.25%	194
2004	14.194622	16.008905	12.78%	274
2003*	10.000000	14.194622	41.95%	74
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.486829	9.245579	-2.54%	30,728
2010	9.735058	9.486829	-2.55%	43,739
2009	9.985606	9.735058	-2.51%	33,760
2008	10.040699	9.985606	-0.55%	25,906
2007	9.833599	10.040699	2.11%	59,955
2006	9.652899	9.833599	1.87%	33,679
2005	9.647389	9.652899	0.06%	10,757
2004	9.820156	9.647389	-1.76%	12,282
2003*	10.000000	9.820156	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.267503	12.618776	2.86%	5,520
2010	11.383200	12.267503	7.77%	14,301
2009	9.391312	11.383200	21.21%	1,073
2008	11.651891	9.391312	-19.40%	1,220
2007	11.429808	11.651891	1.94%	1,567
2006	11.186803	11.429808	2.17%	0
2005	11.233809	11.186803	-0.42%	0
2004	10.820723	11.233809	3.82%	0
2003*	10.000000	10.820723	8.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.854791	7.798884	-11.92%	92,543
2010	7.984057	8.854791	10.91%	142,957
2009	6.019470	7.984057	32.64%	241,277
2008*	10.000000	6.019470	-39.81%	229,957
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.115179	11.497776	-18.54%	0
2010	13.677962	14.115179	3.20%	0
2009	10.837865	13.677962	26.21%	0
2008	20.780992	10.837865	-47.85%	0
2007	20.765452	20.780992	0.07%	0
2006	17.407509	20.765452	19.29%	0
2005	15.978409	17.407509	8.94%	0
2004	13.663665	15.978409	16.94%	0
2003*	10.000000	13.663665	36.64%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.063270	8.198586	-18.53%	2,061
2010	9.755630	10.063270	3.15%	6,231
2009	7.730977	9.755630	26.19%	472
2008	14.816179	7.730977	-47.82%	84,722
2007	14.806572	14.816179	0.06%	99,451
2006	12.411825	14.806572	19.29%	51,873
2005	11.391374	12.411825	8.96%	3,199
2004*	10.000000	11.391374	13.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.859090	8.354559	-5.70%	41,414
2010	7.880412	8.859090	12.42%	73,465
2009	6.251616	7.880412	26.05%	140,938
2008*	10.000000	6.251616	-37.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.512429	7.790317	-8.48%	0
2010	7.747515	8.512429	9.87%	0
2009	6.239816	7.747515	24.16%	0
2008*	10.000000	6.239816	-37.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.378430	8.732915	-6.88%	46,853
2010	7.609490	9.378430	23.25%	84,413
2009	6.162707	7.609490	23.48%	118,084
2008*	10.000000	6.162707	-38.37%	102,251
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.845472	9.372148	-4.81%	57,549
2010	8.444937	9.845472	16.58%	85,278
2009	6.642101	8.444937	27.14%	120,392
2008*	10.000000	6.642101	-33.58%	177,304
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.304735	12.854435	-3.38%	0
2010	10.912901	13.304735	21.92%	0
2009	8.804755	10.912901	23.94%	0
2008	16.900776	8.804755	-47.90%	0
2007	15.840536	16.900776	6.69%	0
2006	15.782851	15.840536	0.37%	0
2005	15.031729	15.782851	5.00%	0
2004	13.630117	15.031729	10.28%	0
2003*	10.000000	13.630117	36.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.475784	17.944994	-7.86%	0
2010	15.801537	19.475784	23.25%	0
2009	12.883408	15.801537	22.65%	0
2008	19.529246	12.883408	-34.03%	0
2007	21.605189	19.529246	-9.61%	0
2006	18.932150	21.605189	14.12%	0
2005	18.900373	18.932150	0.17%	0
2004	16.577254	18.900373	14.01%	0
2003*	10.000000	16.577254	65.77%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.027826	17.467384	-8.20%	1,166
2010	15.622746	19.027826	21.80%	1,084
2009	11.925620	15.622746	31.00%	395
2008	19.852863	11.925620	-39.93%	22,646
2007	19.996473	19.852863	-0.72%	20,577
2006	18.360569	19.996473	8.91%	17,952
2005	16.820009	18.360569	9.16%	799
2004	14.530553	16.820009	15.76%	0
2003*	10.000000	14.530553	45.31%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.935991	12.654456	-2.18%	60,189
2010	11.723931	12.935991	10.34%	111,186
2009	9.581929	11.723931	22.35%	182,259
2008	16.841033	9.581929	-43.10%	217,346
2007	16.019638	16.841033	5.13%	164,268
2006	14.495128	16.019638	10.52%	112,473
2005	13.895106	14.495128	4.32%	5,225
2004	13.017569	13.895106	6.74%	0
2003*	10.000000	13.017569	30.18%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.908647	9.214927	3.44%	0
2010	7.041577	8.908647	26.51%	0
2009	5.536549	7.041577	27.18%	0
2008*	10.000000	5.536549	-44.63%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.181934	10.051801	-1.28%	8,255
2010	10.201506	10.181934	-0.19%	14,994
2009	9.773555	10.201506	4.38%	3,645
2008*	10.000000	9.773555	-2.26%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.277584	11.331470	-14.66%	64,396
2010	12.811727	13.277584	3.64%	101,387
2009*	10.000000	12.811727	28.12%	171,565
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352557	13.630653	-5.03%	16,940
2010	12.757362	14.352557	12.50%	29,494
2009	10.206059	12.757362	25.00%	13,172
2008	16.683031	10.206059	-38.82%	33,435
2007	17.580325	16.683031	-5.10%	117,274
2006	15.610111	17.580325	12.62%	90,431
2005	15.408536	15.610111	1.31%	12,433
2004	13.504333	15.408536	14.10%	1,840
2003*	10.000000	13.504333	35.04%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.591920	9.374979	-2.26%	49,641
2010	9.348803	9.591920	2.60%	108,932
2009	8.465200	9.348803	10.44%	167,647
2008	10.034249	8.465200	-15.64%	293,488
2007	9.829228	10.034249	2.09%	263,697
2006	9.679002	9.829228	1.55%	154,290
2005	9.790262	9.679002	-1.14%	64
2004	9.968772	9.790262	-1.79%	0
2003*	10.000000	9.968772	-0.31%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.132589	11.698407	-3.58%	180
2010	10.408503	12.132589	16.56%	180
2009	8.701066	10.408503	19.62%	183
2008	14.752589	8.701066	-41.02%	150
2007	15.063279	14.752589	-2.06%	135
2006	14.685186	15.063279	2.57%	0
2005	14.643982	14.685186	0.28%	0
2004	13.431782	14.643982	9.02%	0
2003*	10.000000	13.431782	34.32%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.701022	13.885531	-5.55%	0
2010	12.278963	14.701022	19.73%	0
2009	9.587339	12.278963	28.07%	0
2008	16.247159	9.587339	-40.99%	141
2007	15.494930	16.247159	4.85%	195,071
2006	13.983136	15.494930	10.81%	130,706
2005	13.427203	13.983136	4.14%	6,082
2004	12.163238	13.427203	10.39%	0
2003*	10.000000	12.163238	21.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.385913	11.937196	-10.82%	0
2010	11.875245	13.385913	12.72%	0
2009	8.742977	11.875245	35.83%	0
2008	15.040679	8.742977	-41.87%	0
2007	14.554628	15.040679	3.34%	0
2006	12.721021	14.554628	14.41%	0
2005	11.445101	12.721021	11.15%	0
2004*	10.000000	11.445101	14.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.328432	18.121544	-10.86%	0
2010	18.028802	20.328432	12.76%	0
2009	13.275934	18.028802	35.80%	0
2008	22.832692	13.275934	-41.86%	0
2007	22.090135	22.832692	3.36%	0
2006	19.313035	22.090135	14.38%	0
2005	17.374012	19.313035	11.16%	0
2004	14.997227	17.374012	15.85%	0
2003*	10.000000	14.997227	49.97%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.709053	2.585795	-4.55%	0
2010	2.432758	2.709053	11.36%	0
2009	1.974736	2.432758	23.19%	0
2008	9.483683	1.974736	-79.18%	0
2007*	10.000000	9.483683	-5.16%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.726248	3.538585	-5.04%	0
2010	3.341210	3.726248	11.52%	0
2009	2.722186	3.341210	22.74%	0
2008	13.038375	2.722186	-79.12%	0
2007	13.444489	13.038375	-3.02%	0
2006	12.630017	13.444489	6.45%	0
2005	12.704852	12.630017	-0.59%	0
2004	11.990272	12.704852	5.96%	0
2003*	10.000000	11.990272	19.90%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.607633	13.219623	-2.85%	59,229
2010	12.055541	13.607633	12.87%	108,164
2009	9.665322	12.055541	24.73%	169,515
2008	16.161175	9.665322	-40.19%	185,768
2007	15.925256	16.161175	1.48%	153,469
2006	14.239272	15.925256	11.84%	116,615
2005	13.817518	14.239272	3.05%	6,454
2004	12.990931	13.817518	6.36%	82
2003*	10.000000	12.990931	29.91%	161
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.290778	18.351799	-4.87%	0
2010	16.086219	19.290778	19.92%	0
2009	12.059435	16.086219	33.39%	0
2008	19.962121	12.059435	-39.59%	49,584
2007	20.776676	19.962121	-3.92%	28,645
2006	18.593399	20.776676	11.74%	18,584
2005	17.389038	18.593399	6.93%	784
2004	14.972238	17.389038	16.14%	0
2003*	10.000000	14.972238	49.72%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.488230	12.138362	5.66%	0
2010	10.778640	11.488230	6.58%	0
2009*	10.000000	10.778640	7.79%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.129257	10.955543	-1.56%	31,788
2010	10.857437	11.129257	2.50%	57,239
2009*	10.000000	10.857437	8.57%	77,003
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.919841	-0.80%	1,033

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.813552	10.978496	-7.07%	0
2010	10.598587	11.813552	11.46%	0
2009	8.378222	10.598587	26.50%	0
2008	14.025334	8.378222	-40.26%	0
2007	15.319613	14.025334	-8.45%	0
2006	13.561526	15.319613	12.96%	0
2005	13.223957	13.561526	2.55%	0
2004	12.212863	13.223957	8.28%	0
2003*	10.000000	12.212863	22.13%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.560233	11.786422	-19.05%	0
2010	13.579407	14.560233	7.22%	0
2009	11.180653	13.579407	21.45%	0
2008	20.471301	11.180653	-45.38%	0
2007	19.387774	20.471301	5.59%	0
2006	15.575952	19.387774	24.47%	0
2005	14.244793	15.575952	9.34%	0
2004	12.580004	14.244793	13.23%	0
2003*	10.000000	12.580004	25.80%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.972189	11.986581	-19.94%	0
2010	12.718419	14.972189	17.72%	0
2009	7.962992	12.718419	59.72%	0
2008	12.977688	7.962992	-38.64%	0
2007	12.622358	12.977688	2.82%	0
2006	12.284060	12.622358	2.75%	0
2005	11.925642	12.284060	3.01%	0
2004	11.651290	11.925642	2.35%	0
2003*	10.000000	11.651290	16.51%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455834	11.248058	7.58%	0
2010*	10.000000	10.455834	4.56%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.337855	10.619357	2.72%	1,172
2010	9.927442	10.337855	4.13%	2,174
2009	9.313512	9.927442	6.59%	2,110
2008	10.673210	9.313512	-12.74%	203,256
2007	10.410732	10.673210	2.52%	197,343
2006	10.315071	10.410732	0.93%	107,208
2005	10.183615	10.315071	1.29%	6,036
2004	10.041112	10.183615	1.42%	898
2003*	10.000000	10.041112	0.41%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.357409	19.122170	4.17%	0
2010	17.165409	18.357409	6.94%	0
2009	13.537731	17.165409	26.80%	0
2008	16.339813	13.537731	-17.15%	0
2007	15.761797	16.339813	3.67%	0
2006	14.596171	15.761797	7.99%	0
2005	13.356123	14.596171	9.28%	0
2004	12.450667	13.356123	7.27%	0
2003*	10.000000	12.450667	24.51%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.338966	14.261374	-7.03%	0
2010	12.415878	15.338966	23.54%	2,728
2009	8.346733	12.415878	48.75%	0

Additional Contract Options Elected Total - 2.60%
Variable account charges of the daily net assets of the variable account - 2.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.937218	13.366518	3.32%	0
2010	11.775225	12.937218	9.87%	0
2009	10.045454	11.775225	17.22%	0
2008	17.391707	10.045454	-42.24%	0
2007	17.030758	17.391707	2.12%	0
2006	14.945638	17.030758	13.95%	0
2005	14.669210	14.945638	1.88%	0
2004	13.541122	14.669210	8.33%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.790175	18.504473	-10.99%	0
2010	16.861246	20.790175	23.30%	0
2009	12.134914	16.861246	38.95%	0
2008	19.391590	12.134914	-37.42%	0
2007	19.612536	19.391590	-1.13%	0
2006	17.630699	19.612536	11.24%	0
2005	16.974250	17.630699	3.87%	0
2004	14.635577	16.974250	15.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.658277	12.689829	8.85%	0
2010	11.386526	11.658277	2.39%	0
2009	10.606993	11.386526	7.35%	0
2008	11.065938	10.606993	-4.15%	701
2007	10.377693	11.065938	6.63%	911
2006	10.487479	10.377693	-1.05%	872
2005	10.600995	10.487479	-1.07%	817
2004	10.286270	10.600995	3.06%	755
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.270258	13.295235	0.19%	0
2010	11.965688	13.270258	10.90%	0
2009	10.431155	11.965688	14.71%	0
2008	16.408735	10.431155	-36.43%	0
2007	16.922598	16.408735	-3.04%	0
2006	14.872381	16.922598	13.79%	0
2005	14.608293	14.872381	1.81%	0
2004	13.322861	14.608293	9.65%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.319708	12.864704	-3.42%	0
2010	11.493844	13.319708	15.89%	0
2009	9.091242	11.493844	26.43%	0
2008	12.364782	9.091242	-26.47%	0
2007	13.012340	12.364782	-4.98%	0
2006	11.111284	13.012340	17.11%	0
2005*	10.000000	11.111284	11.11%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.792360	12.006835	-6.14%	0
2010	11.965655	12.792360	6.91%	0
2009*	10.000000	11.965655	19.66%	0

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.350089	18.954027	-2.05%	0
2010	15.788409	19.350089	22.56%	0
2009	12.965228	15.788409	21.78%	0
2008	19.268764	12.965228	-32.71%	0
2007	19.916540	19.268764	-3.25%	0
2006	17.871283	19.916540	11.44%	0
2005	17.109251	17.871283	4.45%	0
2004	14.411767	17.109251	18.72%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.808945	13.668613	-1.02%	0
2010	12.377907	13.808945	11.56%	791
2009	10.082386	12.377907	22.77%	791
2008	16.515936	10.082386	-38.95%	791
2007	16.152986	16.515936	2.25%	791
2006	14.394124	16.152986	12.22%	791
2005	14.149850	14.394124	1.73%	791
2004	13.164627	14.149850	7.48%	791
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.963553	14.789993	5.92%	0
2010	12.461226	13.963553	12.06%	0
2009	10.467112	12.461226	19.05%	0
2008	15.292022	10.467112	-31.55%	640
2007	14.695545	15.292022	4.06%	650
2006	12.982487	14.695545	13.20%	639
2005	12.800921	12.982487	1.42%	657
2004	12.541065	12.800921	2.07%	642
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.502978	10.466215	-16.29%	0
2010	9.812493	12.502978	27.42%	0
2009	8.010644	9.812493	22.49%	0
2008	13.217414	8.010644	-39.39%	0
2007	15.297967	13.217414	-13.60%	0
2006	15.171124	15.297967	0.84%	0
2005	14.755012	15.171124	2.82%	0
2004	13.642013	14.755012	8.16%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.280658	12.223413	-7.96%	0
2010	12.065448	13.280658	10.07%	0
2009	10.936717	12.065448	10.32%	0
2008	15.965735	10.936717	-31.50%	0
2007	14.952587	15.965735	6.78%	0
2006	13.258156	14.952587	12.78%	0
2005	13.384155	13.258156	-0.94%	0
2004	12.829245	13.384155	4.33%	0

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.568470	11.492795	-0.65%	0
2010	10.968767	11.568470	5.47%	0
2009	9.372361	10.968767	17.03%	0
2008	10.408726	9.372361	-9.96%	0
2007	10.165556	10.408726	2.39%	1,535
2006	10.042521	10.165556	1.23%	1,535
2005	10.209113	10.042521	-1.63%	1,535
2004	10.144849	10.209113	0.63%	1,535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.533937	11.186690	-3.01%	0
2010	10.521607	11.533937	9.62%	0
2009	8.714807	10.521607	20.73%	0
2008	11.957115	8.714807	-27.12%	0
2007	11.324246	11.957115	5.59%	0
2006	10.609283	11.324246	6.74%	0
2005*	10.000000	10.609283	6.09%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.605026	11.163573	-3.80%	0
2010	10.421329	11.605026	11.36%	0
2009	8.323333	10.421329	25.21%	0
2008	12.717185	8.323333	-34.55%	0
2007	11.874893	12.717185	7.09%	0
2006	10.913537	11.874893	8.81%	0
2005*	10.000000	10.913537	9.14%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.491638	10.876743	-5.35%	0
2010	10.180422	11.491638	12.88%	0
2009	7.967882	10.180422	27.77%	0
2008	13.231866	7.967882	-39.78%	168
2007	12.231694	13.231866	8.18%	168
2006	11.120041	12.231694	10.00%	168
2005*	10.000000	11.120041	11.20%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.850812	14.636612	-7.66%	0
2010	13.657248	15.850812	16.06%	0
2009	9.501653	13.657248	43.74%	0
2008	21.397269	9.501653	-55.59%	0
2007	15.085922	21.397269	41.84%	0
2006	13.280835	15.085922	13.59%	0
2005*	10.000000	13.280835	32.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.740960	13.472027	-1.96%	0
2010	12.276191	13.740960	11.93%	0
2009	9.704024	12.276191	26.51%	221
2008	17.422948	9.704024	-44.30%	768
2007	17.665851	17.422948	-1.37%	913
2006	15.122257	17.665851	16.82%	913
2005	14.705555	15.122257	2.83%	914
2004	13.573275	14.705555	8.34%	914

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.987258	13.619905	-2.63%	0
2010	11.593758	13.987258	20.64%	0
2009	9.301945	11.593758	24.64%	0
2008	18.126134	9.301945	-48.68%	0
2007	14.694842	18.126134	23.35%	133
2006	14.155702	14.694842	3.81%	133
2005	13.774476	14.155702	2.77%	0
2004	13.713975	13.774476	0.44%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.704638	12.203278	4.26%	0
2010	11.173654	11.704638	4.75%	0
2009	9.934979	11.173654	12.47%	1,306
2008	10.565928	9.934979	-5.97%	3,073
2007	10.423767	10.565928	1.36%	4,100
2006	10.276160	10.423767	1.44%	2,197
2005	10.353540	10.276160	-0.75%	2,091
2004	10.202435	10.353540	1.48%	1,923
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.433783	21.216573	-13.17%	0
2010	19.510775	24.433783	25.23%	286
2009	14.333549	19.510775	36.12%	286
2008	24.368547	14.333549	-41.18%	1,172
2007	21.694933	24.368547	12.32%	1,191
2006	19.814822	21.694933	9.49%	1,240
2005	17.236623	19.814822	14.96%	1,274
2004	14.196193	17.236623	21.42%	1,351
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.039374	14.524006	-19.49%	0
2010	16.414558	18.039374	9.90%	0
2009	13.351915	16.414558	22.94%	0
2008	24.463153	13.351915	-45.42%	0
2007	21.460084	24.463153	13.99%	0
2006	18.706629	21.460084	14.72%	0
2005	16.167649	18.706629	15.70%	0
2004	14.648789	16.167649	10.37%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.208392	9.823416	-19.54%	0
2010	11.109114	12.208392	9.90%	0
2009	9.037822	11.109114	22.92%	0
2008	16.554692	9.037822	-45.41%	0
2007	14.521578	16.554692	14.00%	0
2006	12.654015	14.521578	14.76%	0
2005	10.940303	12.654015	15.66%	0
2004*	10.000000	10.940303	9.40%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.900152	16.745703	-11.40%	0
2010	15.358918	18.900152	23.06%	0
2009	10.034168	15.358918	53.07%	193
2008	21.149754	10.034168	-52.56%	193
2007	20.596731	21.149754	2.69%	193
2006	18.227113	20.596731	13.00%	193
2005	18.268884	18.227113	-0.23%	193
2004	16.476260	18.268884	10.88%	193
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.059863	11.029792	-0.27%	0
2010	10.077763	11.059863	9.75%	0
2009	7.630509	10.077763	32.07%	0
2008	11.137362	7.630509	-31.49%	0
2007	11.022190	11.137362	1.04%	0
2006*	10.000000	11.022190	10.22%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.652709	15.128773	3.25%	0
2010	12.469314	14.652709	17.51%	0
2009	10.909972	12.469314	14.29%	228
2008	15.365816	10.909972	-29.00%	6,615
2007	16.214108	15.365816	-5.23%	8,766
2006	14.212107	16.214108	14.09%	11,905
2005	14.107001	14.212107	0.75%	12,223
2004	13.048361	14.107001	8.11%	12,325
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.221199	18.955753	-6.26%	0
2010	16.190962	20.221199	24.89%	0
2009	12.870717	16.190962	25.80%	444
2008	19.728948	12.870717	-34.76%	0
2007	20.752566	19.728948	-4.93%	0
2006	18.212285	20.752566	13.95%	0
2005	17.189899	18.212285	5.95%	0
2004	14.261855	17.189899	20.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.910079	8.545024	-4.10%	0
2010	8.296998	8.910079	7.39%	0
2009	6.539981	8.296998	26.87%	0
2008*	10.000000	6.539981	-34.60%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.467198	14.315394	-18.04%	0
2010	15.260277	17.467198	14.46%	0
2009	9.075481	15.260277	68.15%	0
2008	19.688930	9.075481	-53.91%	0
2007	15.709099	19.688930	25.33%	0
2006	12.582925	15.709099	24.84%	0
2005*	10.000000	12.582925	25.83%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.381177	15.999830	-12.96%	0
2010	17.407987	18.381177	5.59%	0
2009	13.041659	17.407987	33.48%	0
2008	22.458993	13.041659	-41.93%	0
2007	19.974229	22.458993	12.44%	0
2006	16.884796	19.974229	18.30%	0
2005	15.734158	16.884796	7.31%	0
2004	13.628768	15.734158	15.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.354242	11.618401	-13.00%	0
2010	12.647196	13.354242	5.59%	0
2009	9.464296	12.647196	33.63%	0
2008	16.302306	9.464296	-41.95%	1,405
2007	14.500085	16.302306	12.43%	1,306
2006	12.255715	14.500085	18.31%	0
2005	11.424307	12.255715	7.28%	0
2004*	10.000000	11.424307	14.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.375374	14.852243	-3.40%	0
2010	13.801045	15.375374	11.41%	0
2009	11.938495	13.801045	15.60%	0
2008	11.540855	11.938495	3.45%	0
2007	10.673039	11.540855	8.13%	0
2006	9.710022	10.673039	9.92%	0
2005*	10.000000	9.710022	-2.90%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.291293	8.866046	-13.85%	0
2010*	10.000000	10.291293	2.91%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.264437	10.872183	-3.48%	0
2010*	10.000000	11.264437	12.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.445025	11.248492	-9.61%	0
2010	11.757011	12.445025	5.85%	0
2009*	10.000000	11.757011	17.57%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.364795	15.168970	-1.27%	0
2010	14.590066	15.364795	5.31%	0
2009	11.927914	14.590066	22.32%	0
2008	14.589620	11.927914	-18.24%	0
2007	13.583739	14.589620	7.41%	0
2006	12.629911	13.583739	7.55%	0
2005	12.043434	12.629911	4.87%	0
2004	11.417969	12.043434	5.48%	0

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.594225	15.947973	-9.36%	0
2010	16.964411	17.594225	3.71%	0
2009	11.928288	16.964411	42.22%	0
2008	21.992318	11.928288	-45.76%	0
2007	16.527481	21.992318	33.07%	0
2006	15.549907	16.527481	6.29%	0
2005	14.182804	15.549907	9.64%	0
2004	12.343389	14.182804	14.90%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.277050	24.566913	-34.10%	0
2010	30.612397	37.277050	21.77%	0
2009	17.551188	30.612397	74.42%	0
2008	37.724227	17.551188	-53.48%	0
2007	30.258284	37.724227	24.67%	0
2006	21.184904	30.258284	42.83%	0
2005	16.483483	21.184904	28.52%	0
2004	14.258843	16.483483	15.60%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.828473	13.519520	-2.23%	0
2010	12.659051	13.828473	9.24%	0
2009	9.343867	12.659051	35.48%	0
2008	15.223442	9.343867	-38.62%	332
2007	14.079754	15.223442	8.12%	332
2006	13.470636	14.079754	4.52%	332
2005	13.268354	13.470636	1.52%	332
2004	12.499430	13.268354	6.15%	332
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.676882	15.198871	-3.05%	0
2010	14.471843	15.676882	8.33%	0
2009	12.133930	14.471843	19.27%	903
2008	18.523527	12.133930	-34.49%	150
2007	17.678233	18.523527	4.78%	150
2006	15.060428	17.678233	17.38%	150
2005	14.522098	15.060428	3.71%	150
2004	12.984608	14.522098	11.84%	150
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.655694	10.194682	-4.33%	0
2010*	10.000000	10.655694	6.56%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.000411	-10.00%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.592286	13.303976	-2.12%	0
2010	12.332886	13.592286	10.21%	0
2009*	10.000000	12.332886	23.33%	0

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.619337	9.456812	-1.69%	18,912
2010	8.816436	9.619337	9.11%	20,517
2009	7.334447	8.816436	20.21%	1,522
2008	10.723491	7.334447	-31.60%	0
2007	10.374193	10.723491	3.37%	0
2006*	10.000000	10.374193	3.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.281906	10.588585	2.98%	16,803
2010	9.959707	10.281906	3.24%	17,643
2009	9.117726	9.959707	9.23%	1,302
2008	10.386521	9.117726	-12.22%	0
2007	10.356442	10.386521	0.29%	0
2006*	10.000000	10.356442	3.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.603869	9.367067	-11.66%	0
2010	9.781346	10.603869	8.41%	0
2009	7.091912	9.781346	37.92%	0
2008	11.866415	7.091912	-40.24%	0
2007	10.654381	11.866415	11.38%	0
2006*	10.000000	10.654381	6.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.384127	8.712083	-7.16%	0
2010	8.151395	9.384127	15.12%	0
2009	6.030294	8.151395	35.17%	0
2008	11.098840	6.030294	-45.67%	510
2007	10.184907	11.098840	8.97%	516
2006*	10.000000	10.184907	1.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.067167	7.682165	-4.77%	23,847
2010	7.463240	8.067167	8.09%	25,460
2009	5.863065	7.463240	27.29%	1,865
2008	9.719606	5.863065	-39.68%	0
2007*	10.000000	9.719606	-2.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.028500	15.197574	1.13%	0
2010	13.635810	15.028500	10.21%	0
2009	9.588764	13.635810	42.21%	0
2008	13.671531	9.588764	-29.86%	0
2007	13.611774	13.671531	0.44%	0
2006	12.634353	13.611774	7.74%	0
2005	12.669092	12.634353	-0.27%	0
2004	11.814339	12.669092	7.23%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.313589	12.450852	1.11%	0
2010	11.171907	12.313589	10.22%	0
2009	7.851747	11.171907	42.29%	0
2008	11.211828	7.851747	-29.97%	0
2007	11.159194	11.211828	0.47%	0
2006	10.358332	11.159194	7.73%	0
2005*	10.000000	10.358332	3.58%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.479501	7.296682	-13.95%	0
2010	7.544861	8.479501	12.39%	0
2009	5.064119	7.544861	48.99%	0
2008*	10.000000	5.064119	-49.36%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.338170	8.798795	-5.78%	0
2010	7.759049	9.338170	20.35%	0
2009	6.068531	7.759049	27.86%	1,944
2008*	10.000000	6.068531	-39.31%	2,527
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.878058	8.096028	-8.81%	0
2010	7.928995	8.878058	11.97%	0
2009	6.301009	7.928995	25.84%	0
2008*	10.000000	6.301009	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851534	9.466861	-3.90%	6,332
2010	9.161073	9.851534	7.54%	6,332
2009	7.849688	9.161073	16.71%	0
2008*	10.000000	7.849688	-21.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.444268	8.882021	-5.95%	0
2010	8.627368	9.444268	9.47%	0
2009	7.133822	8.627368	20.94%	0
2008*	10.000000	7.133822	-28.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.294614	10.169066	-1.22%	26,780
2010	9.896341	10.294614	4.02%	26,780
2009	8.989941	9.896341	10.08%	26,780
2008*	10.000000	8.989941	-10.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.648622	9.179039	-4.87%	0
2010	8.894643	9.648622	8.48%	0
2009	7.488515	8.894643	18.78%	0
2008*	10.000000	7.488515	-25.11%	0

Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.217214	8.558601	-7.15%	0
2010	8.351413	9.217214	10.37%	0
2009	6.773928	8.351413	23.29%	0
2008*	10.000000	6.773928	-32.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.013747	9.727582	-2.86%	0
2010	9.429143	10.013747	6.20%	0
2009	8.226353	9.429143	14.62%	0
2008*	10.000000	8.226353	-17.74%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.725597	11.099266	3.48%	0
2010	10.312850	10.725597	4.00%	0
2009	9.750412	10.312850	5.77%	0
2008*	10.000000	9.750412	-2.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.651356	12.035605	3.30%	0
2010	11.064523	11.651356	5.30%	0
2009	9.756196	11.064523	13.41%	0
2008*	10.000000	9.756196	-2.44%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.490757	26.003467	-24.61%	0
2010	30.549234	34.490757	12.90%	0
2009	19.231549	30.549234	58.85%	0
2008	46.937362	19.231549	-59.03%	0
2007	33.194913	46.937362	41.40%	0
2006	24.999639	33.194913	32.78%	0
2005	19.394248	24.999639	28.90%	0
2004	16.532966	19.394248	17.31%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.849901	15.720358	-24.60%	0
2010	18.471067	20.849901	12.88%	0
2009	11.628035	18.471067	58.85%	0
2008	28.335167	11.628035	-58.96%	0
2007	20.003497	28.335167	41.65%	0
2006	15.038360	20.003497	33.02%	0
2005	11.652622	15.038360	29.06%	0
2004*	10.000000	11.652622	16.53%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.344430	11.852032	4.47%	0
2010	11.115694	11.344430	2.06%	0
2009	11.113588	11.115694	0.02%	1,298
2008	10.592482	11.113588	4.92%	1,753
2007	10.150136	10.592482	4.36%	1,456
2006	10.083411	10.150136	0.66%	0
2005	10.024669	10.083411	0.59%	0
2004	9.967119	10.024669	0.58%	0

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.510337	6.583830	-12.34%	0
2010	6.823369	7.510337	10.07%	0
2009	5.411724	6.823369	26.08%	0
2008*	10.000000	5.411724	-45.88%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.335292	7.075612	-15.11%	0
2010	7.968097	8.335292	4.61%	0
2009	6.360992	7.968097	25.27%	0
2008	11.476395	6.360992	-44.57%	0
2007	10.772989	11.476395	6.53%	0
2006*	10.000000	10.772989	7.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.877168	14.857114	-6.42%	2,292
2010	14.220356	15.877168	11.65%	9,573
2009	11.477467	14.220356	23.90%	47,948
2008	18.659137	11.477467	-38.49%	80,719
2007	18.082559	18.659137	3.19%	95,694
2006	15.884425	18.082559	13.84%	112,767
2005	15.108800	15.884425	5.13%	117,702
2004	13.603874	15.108800	11.06%	67,598
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.233475	12.021522	-1.73%	0
2010	11.437364	12.233475	6.96%	0
2009*	10.000000	11.437364	14.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.085470	12.626664	-3.51%	0
2010	11.991854	13.085470	9.12%	0
2009*	10.000000	11.991854	19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.619881	11.650234	0.26%	0
2010	11.266121	11.619881	3.14%	0
2009	10.603544	11.266121	6.25%	0
2008	11.584345	10.603544	-8.47%	0
2007	11.287846	11.584345	2.63%	5,682
2006	10.915485	11.287846	3.41%	5,682
2005	10.847344	10.915485	0.63%	11,483
2004	10.641785	10.847344	1.93%	5,682
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.876159	13.510682	-2.63%	0
2010	12.844527	13.876159	8.03%	5,700
2009	11.069232	12.844527	16.04%	10,235
2008	14.797398	11.069232	-25.19%	29,589
2007	14.380679	14.797398	2.90%	59,794
2006	13.258241	14.380679	8.47%	84,986
2005	12.920619	13.258241	2.61%	77,350
2004	12.110589	12.920619	6.69%	57,217

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.120964	14.415365	-4.67%	7,103
2010	13.758500	15.120964	9.90%	16,712
2009	11.355813	13.758500	21.16%	57,015
2008	16.994057	11.355813	-33.18%	88,411
2007	16.439116	16.994057	3.38%	95,024
2006	14.734212	16.439116	11.57%	100,516
2005	14.127253	14.734212	4.30%	104,499
2004	12.939502	14.127253	9.18%	61,590
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.812179	12.737218	-0.59%	0
2010	12.121687	12.812179	5.70%	0
2009	10.863376	12.121687	11.58%	0
2008	13.128611	10.863376	-17.25%	0
2007	12.734782	13.128611	3.09%	0
2006	12.058112	12.734782	5.61%	0
2005	11.847596	12.058112	1.78%	0
2004	11.351180	11.847596	4.37%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.540749	12.860314	-5.03%	0
2010	12.810888	13.540749	5.70%	0
2009*	10.000000	12.810888	28.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.839428	18.832877	-5.07%	0
2010	16.139601	19.839428	22.92%	0
2009	12.116836	16.139601	33.20%	0
2008	19.580857	12.116836	-38.12%	0
2007	18.693280	19.580857	4.75%	0
2006	17.463875	18.693280	7.04%	0
2005	15.993517	17.463875	9.19%	0
2004	14.188248	15.993517	12.72%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.448369	9.203380	-2.59%	0
2010	9.700568	9.448369	-2.60%	211
2009	9.955338	9.700568	-2.56%	10,338
2008	10.015402	9.955338	-0.60%	24,168
2007	9.813885	10.015402	2.05%	709
2006	9.638481	9.813885	1.82%	677
2005	9.637912	9.638481	0.01%	652
2004	9.815545	9.637912	-1.81%	624
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.218009	12.561438	2.81%	0
2010	11.343094	12.218009	7.71%	0
2009	9.363030	11.343094	21.15%	0
2008	11.622764	9.363030	-19.44%	0
2007	11.407126	11.622764	1.89%	0
2006	11.170322	11.407126	2.12%	0
2005	11.223003	11.170322	-0.47%	0
2004	10.815861	11.223003	3.76%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.842687	7.784223	-11.97%	0
2010	7.977230	8.842687	10.85%	0
2009	6.017406	7.977230	32.57%	2,134
2008*	10.000000	6.017406	-39.83%	2,735
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.059710	11.446716	-18.58%	0
2010	13.631188	14.059710	3.14%	0
2009	10.806358	13.631188	26.14%	0
2008	20.731261	10.806358	-47.87%	0
2007	20.726461	20.731261	0.02%	0
2006	17.383712	20.726461	19.23%	0
2005	15.964736	17.383712	8.89%	0
2004	13.658986	15.964736	16.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.028915	8.166409	-18.57%	0
2010	9.727311	10.028915	3.10%	0
2009	7.712492	9.727311	26.12%	0
2008	14.788359	7.712492	-47.85%	826
2007	14.786394	14.788359	0.01%	1,353
2006	12.401261	14.786394	19.23%	0
2005	11.387503	12.401261	8.90%	0
2004*	10.000000	11.387503	13.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.846962	8.338849	-5.74%	0
2010	7.873662	8.846962	12.36%	0
2009	6.249471	7.873662	25.99%	1,453
2008*	10.000000	6.249471	-37.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500779	7.775680	-8.53%	0
2010	7.740890	8.500779	9.82%	0
2009	6.237682	7.740890	24.10%	161
2008*	10.000000	6.237682	-37.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.365612	8.716502	-6.93%	0
2010	7.602974	9.365612	23.18%	0
2009	6.160584	7.602974	23.41%	1,236
2008*	10.000000	6.160584	-38.39%	771
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.832003	9.354535	-4.86%	0
2010	8.437709	9.832003	16.52%	0
2009	6.639822	8.437709	27.08%	1,340
2008*	10.000000	6.639822	-33.60%	1,958

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.251036	12.795997	-3.43%	0
2010	10.874426	13.251036	21.86%	0
2009	8.778226	10.874426	23.88%	0
2008	16.858525	8.778226	-47.93%	0
2007	15.809103	16.858525	6.64%	0
2006	15.759610	15.809103	0.31%	0
2005	15.017268	15.759610	4.94%	0
2004	13.623997	15.017268	10.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.397167	17.863400	-7.91%	0
2010	15.745826	19.397167	23.19%	0
2009	12.844595	15.745826	22.59%	0
2008	19.480424	12.844595	-34.06%	0
2007	21.562310	19.480424	-9.66%	0
2006	18.904256	21.562310	14.06%	0
2005	18.882184	18.904256	0.12%	0
2004	16.569801	18.882184	13.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.951066	17.388005	-8.25%	0
2010	15.567702	18.951066	21.73%	0
2009	11.889701	15.567702	30.93%	0
2008	19.803271	11.889701	-39.96%	0
2007	19.956821	19.803271	-0.77%	0
2006	18.333541	19.956821	8.85%	0
2005	16.803847	18.333541	9.10%	0
2004	14.524035	16.803847	15.70%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.883817	12.596966	-2.23%	0
2010	11.682638	12.883817	10.28%	0
2009	9.553071	11.682638	22.29%	1,279
2008	16.798966	9.553071	-43.13%	1,794
2007	15.987862	16.798966	5.07%	1,884
2006	14.473777	15.987862	10.46%	0
2005	13.881734	14.473777	4.26%	0
2004	13.011714	13.881734	6.69%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.896433	9.197581	3.39%	0
2010	7.035521	8.896433	26.45%	0
2009	5.534638	7.035521	27.12%	0
2008*	10.000000	5.534638	-44.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.168035	10.032936	-1.33%	0
2010	10.192799	10.168035	-0.24%	0
2009	9.770217	10.192799	4.33%	0
2008*	10.000000	9.770217	-2.30%	0

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.266228	11.315984	-14.70%	0
2010	12.807341	13.266228	3.58%	0
2009*	10.000000	12.807341	28.07%	1,705
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.294655	13.568708	-5.08%	0
2010	12.712412	14.294655	12.45%	0
2009	10.175323	12.712412	24.93%	441
2008	16.641374	10.175323	-38.86%	604
2007	17.545479	16.641374	-5.15%	1,451
2006	15.587141	17.545479	12.56%	286
2005	15.393731	15.587141	1.26%	286
2004	13.498265	15.393731	14.04%	286
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.553200	9.332363	-2.31%	0
2010	9.315852	9.553200	2.55%	414
2009	8.439710	9.315852	10.38%	414
2008	10.009175	8.439710	-15.68%	866
2007	9.809727	10.009175	2.03%	1,318
2006	9.664745	9.809727	1.50%	414
2005	9.780856	9.664745	-1.19%	414
2004	9.964302	9.780856	-1.84%	414
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.083659	11.645269	-3.63%	0
2010	10.371833	12.083659	16.50%	0
2009	8.674857	10.371833	19.56%	0
2008	14.715730	8.674857	-41.05%	0
2007	15.033407	14.715730	-2.11%	0
2006	14.663563	15.033407	2.52%	0
2005	14.629891	14.663563	0.23%	0
2004	13.425742	14.629891	8.97%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.643282	13.823909	-5.60%	0
2010	12.237008	14.643282	19.66%	0
2009	9.559484	12.237008	28.01%	0
2008	16.208287	9.559484	-41.02%	984
2007	15.465846	16.208287	4.80%	3,245
2006	13.964028	15.465846	10.75%	912
2005	13.415718	13.964028	4.09%	937
2004	12.159070	13.415718	10.34%	932
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.340180	11.890319	-10.87%	0
2010	11.840747	13.340180	12.66%	0
2009	8.722065	11.840747	35.76%	0
2008	15.012435	8.722065	-41.90%	0
2007	14.534806	15.012435	3.29%	0
2006	12.710197	14.534806	14.36%	0
2005	11.441227	12.710197	11.09%	0
2004*	10.000000	11.441227	14.41%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.246476	18.039237	-10.90%	0
2010	17.965326	20.246476	12.70%	0
2009	13.235979	17.965326	35.73%	0
2008	22.775693	13.235979	-41.89%	0
2007	22.046369	22.775693	3.31%	0
2006	19.284633	22.046369	14.32%	0
2005	17.357325	19.284633	11.10%	0
2004	14.990508	17.357325	15.79%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.703938	2.579593	-4.60%	0
2010	2.429414	2.703938	11.30%	0
2009	1.973035	2.429414	23.13%	0
2008	9.480431	1.973035	-79.19%	0
2007*	10.000000	9.480431	-5.20%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.711182	3.522481	-5.08%	0
2010	3.329415	3.711182	11.47%	0
2009	2.713980	3.329415	22.68%	0
2008	13.005778	2.713980	-79.13%	0
2007	13.417803	13.005778	-3.07%	0
2006	12.611392	13.417803	6.39%	0
2005	12.692608	12.611392	-0.64%	0
2004	11.984878	12.692608	5.91%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.552772	13.159590	-2.90%	0
2010	12.013089	13.552772	12.82%	0
2009	9.636227	12.013089	24.67%	1,368
2008	16.120808	9.636227	-40.22%	1,809
2007	15.893678	16.120808	1.43%	3,123
2006	14.218306	15.893678	11.78%	1,560
2005	13.804228	14.218306	3.00%	1,462
2004	12.985093	13.804228	6.31%	1,462
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.212979	18.268420	-4.92%	0
2010	16.029546	19.212979	19.86%	0
2009	12.023122	16.029546	33.32%	0
2008	19.912258	12.023122	-39.62%	506
2007	20.735496	19.912258	-3.97%	418
2006	18.566041	20.735496	11.69%	0
2005	17.372328	18.566041	6.87%	0
2004	14.965518	17.372328	16.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478392	12.121758	5.61%	0
2010	10.774944	11.478392	6.53%	0
2009*	10.000000	10.774944	7.75%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.119730	10.940559	-1.61%	0
2010	10.853711	11.119730	2.45%	0
2009*	10.000000	10.853711	8.54%	674
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.916475	-0.84%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.767147	10.929761	-7.12%	0
2010	10.562374	11.767147	11.41%	0
2009	8.353877	10.562374	26.44%	0
2008	13.991778	8.353877	-40.29%	0
2007	15.290861	13.991778	-8.50%	0
2006	13.543002	15.290861	12.91%	0
2005	13.212649	13.543002	2.50%	0
2004	12.208681	13.212649	8.22%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.503041	11.734106	-19.09%	0
2010	13.533018	14.503041	7.17%	0
2009	11.148177	13.533018	21.39%	0
2008	20.422336	11.148177	-45.41%	0
2007	19.351390	20.422336	5.53%	0
2006	15.554673	19.351390	24.41%	0
2005	14.232609	15.554673	9.29%	0
2004	12.575694	14.232609	13.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.913404	11.933396	-19.98%	0
2010	12.674970	14.913404	17.66%	0
2009	7.939854	12.674970	59.64%	0
2008	12.946630	7.939854	-38.67%	0
2007	12.598652	12.946630	2.76%	0
2006	12.267277	12.598652	2.70%	0
2005	11.915436	12.267277	2.95%	0
2004	11.647305	11.915436	2.30%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.452276	11.238479	7.52%	0
2010*	10.000000	10.452276	4.52%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297221	10.572210	2.67%	0
2010	9.893506	10.297221	4.08%	0
2009	9.286446	9.893506	6.54%	0
2008	10.647654	9.286446	-12.78%	0
2007	10.391171	10.647654	2.47%	1,144
2006	10.300963	10.391171	0.88%	0
2005	10.174895	10.300963	1.24%	0
2004	10.037664	10.174895	1.37%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.282239	19.034120	4.11%	0
2010	17.103885	18.282239	6.89%	0
2009	13.496131	17.103885	26.73%	0
2008	16.297972	13.496131	-17.19%	0
2007	15.729544	16.297972	3.61%	0
2006	14.573765	15.729544	7.93%	0
2005	13.342449	14.573765	9.23%	0
2004	12.444303	13.342449	7.22%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.290795	14.209306	-7.07%	0
2010	12.383239	15.290795	23.48%	0
2009	8.329071	12.383239	48.67%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.884981	13.305725	3.27%	0
2010	11.733687	12.884981	9.81%	0
2009	10.015167	11.733687	17.16%	0
2008	17.348200	10.015167	-42.27%	0
2007	16.996931	17.348200	2.07%	0
2006	14.923589	16.996931	13.89%	0
2005	14.655069	14.923589	1.83%	0
2004	13.535030	14.655069	8.28%	442
2003*	10.000000	13.535030	35.35%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.706273	18.420348	-11.04%	0
2010	16.801811	20.706273	23.24%	0
2009	12.098348	16.801811	38.88%	0
2008	19.343103	12.098348	-37.45%	0
2007	19.573608	19.343103	-1.18%	0
2006	17.604714	19.573608	11.18%	0
2005	16.957910	17.604714	3.81%	0
2004	14.628993	16.957910	15.92%	0
2003*	10.000000	14.628993	46.29%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.610498	12.631353	8.79%	0
2010	11.345677	11.610498	2.33%	0
2009	10.574369	11.345677	7.29%	0
2008	11.037569	10.574369	-4.20%	60
2007	10.356434	11.037569	6.58%	60
2006	10.471354	10.356434	-1.10%	63
2005	10.590116	10.471354	-1.12%	0
2004	10.280991	10.590116	3.01%	0
2003*	10.000000	10.280991	2.81%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.216712	13.234802	0.14%	0
2010	11.923509	13.216712	10.85%	0
2009	10.399715	11.923509	14.65%	0
2008	16.367713	10.399715	-36.46%	0
2007	16.889015	16.367713	-3.09%	735
2006	14.850460	16.889015	13.73%	735
2005	14.594228	14.850460	1.76%	735
2004	13.316868	14.594228	9.59%	735
2003*	10.000000	13.316868	33.17%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.280973	12.820711	-3.47%	0
2010	11.466307	13.280973	15.83%	0
2009	9.074130	11.466307	26.36%	0
2008	12.347868	9.074130	-26.51%	0
2007	13.001262	12.347868	-5.03%	0
2006	11.107509	13.001262	17.05%	0
2005*	10.000000	11.107509	11.08%	0

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.781404	11.990408	-6.19%	0
2010	11.961550	12.781404	6.85%	3,568
2009*	10.000000	11.961550	19.62%	114
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.271990	18.867857	-2.10%	72
2010	15.732763	19.271990	22.50%	0
2009	12.926171	15.732763	21.71%	0
2008	19.220612	12.926171	-32.75%	0
2007	19.877036	19.220612	-3.30%	0
2006	17.844981	19.877036	11.39%	0
2005	17.092810	17.844981	4.40%	0
2004	14.405303	17.092810	18.66%	0
2003*	10.000000	14.405303	44.05%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.753230	13.606477	-1.07%	281
2010	12.334286	13.753230	11.50%	484
2009	10.052012	12.334286	22.70%	197
2008	16.474665	10.052012	-38.99%	282
2007	16.120936	16.474665	2.19%	282
2006	14.372917	16.120936	12.16%	286
2005	14.136241	14.372917	1.67%	197
2004	13.158718	14.136241	7.43%	657
2003*	10.000000	13.158718	31.59%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.907186	14.722741	5.86%	301
2010	12.417294	13.907186	12.00%	0
2009	10.435558	12.417294	18.99%	0
2008	15.253779	10.435558	-31.59%	0
2007	14.666356	15.253779	4.01%	0
2006	12.963337	14.666356	13.14%	0
2005	12.788595	12.963337	1.37%	282
2004	12.535430	12.788595	2.02%	282
2003*	10.000000	12.535430	25.35%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.452523	10.418634	-16.33%	0
2010	9.777906	12.452523	27.35%	0
2009	7.986507	9.777906	22.43%	0
2008	13.184376	7.986507	-39.42%	0
2007	15.267614	13.184376	-13.64%	0
2006	15.148778	15.267614	0.78%	0
2005	14.740822	15.148778	2.77%	0
2004	13.635887	14.740822	8.10%	0
2003*	10.000000	13.635887	36.36%	0

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.227041	12.167821	-8.01%	0
2010	12.022904	13.227041	10.02%	0
2009	10.903753	12.022904	10.26%	0
2008	15.925809	10.903753	-31.53%	0
2007	14.922905	15.925809	6.72%	0
2006	13.238612	14.922905	12.72%	0
2005	13.371278	13.238612	-0.99%	0
2004	12.823482	13.371278	4.27%	0
2003*	10.000000	12.823482	28.23%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.521821	11.440578	-0.71%	0
2010	10.930147	11.521821	5.41%	0
2009	9.344153	10.930147	16.97%	0
2008	10.382725	9.344153	-10.00%	0
2007	10.145400	10.382725	2.34%	0
2006	10.027737	10.145400	1.17%	0
2005	10.199280	10.027737	-1.68%	0
2004	10.140286	10.199280	0.58%	612
2003*	10.000000	10.140286	1.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.500466	11.148506	-3.06%	0
2010	10.496455	11.500466	9.57%	0
2009	8.698428	10.496455	20.67%	0
2008	11.940771	8.698428	-27.15%	0
2007	11.314604	11.940771	5.53%	0
2006	10.605677	11.314604	6.68%	0
2005*	10.000000	10.605677	6.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.571376	11.125502	-3.85%	0
2010	10.396428	11.571376	11.30%	0
2009	8.307712	10.396428	25.14%	0
2008	12.699822	8.307712	-34.58%	0
2007	11.864788	12.699822	7.04%	0
2006	10.909826	11.864788	8.75%	0
2005*	10.000000	10.909826	9.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.458247	10.839580	-5.40%	0
2010	10.156056	11.458247	12.82%	0
2009	7.952901	10.156056	27.70%	0
2008	13.213786	7.952901	-39.81%	0
2007	12.221279	13.213786	8.12%	0
2006	11.116260	12.221279	9.94%	0
2005*	10.000000	11.116260	11.16%	0

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.804760	14.586605	-7.71%	358
2010	13.624560	15.804760	16.00%	358
2009	9.483779	13.624560	43.66%	358
2008	21.368031	9.483779	-55.62%	358
2007	15.073090	21.368031	41.76%	358
2006	13.276323	15.073090	13.53%	0
2005*	10.000000	13.276323	32.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.685529	13.410812	-2.01%	0
2010	12.232942	13.685529	11.87%	427
2009	9.674800	12.232942	26.44%	420
2008	17.379418	9.674800	-44.33%	420
2007	17.630810	17.379418	-1.43%	404
2006	15.099993	17.630810	16.76%	414
2005	14.691423	15.099993	2.78%	419
2004	13.567190	14.691423	8.29%	863
2003*	10.000000	13.567190	35.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.930779	13.557967	-2.68%	1,321
2010	11.552863	13.930779	20.58%	1,664
2009	9.273896	11.552863	24.57%	1,321
2008	18.080797	9.273896	-48.71%	1,321
2007	14.665658	18.080797	23.29%	0
2006	14.134824	14.665658	3.76%	0
2005	13.761209	14.134824	2.71%	0
2004	13.707815	13.761209	0.39%	0
2003*	10.000000	13.707815	37.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.657420	12.147818	4.21%	1,906
2010	11.134285	11.657420	4.70%	2,003
2009	9.905045	11.134285	12.41%	6,618
2008	10.539507	9.905045	-6.02%	6,168
2007	10.403072	10.539507	1.31%	7,588
2006	10.261016	10.403072	1.38%	7,767
2005	10.343578	10.261016	-0.80%	0
2004	10.197847	10.343578	1.43%	0
2003*	10.000000	10.197847	1.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.335175	21.120119	-13.21%	2,384
2010	19.442007	24.335175	25.17%	2,701
2009	14.290365	19.442007	36.05%	2,218
2008	24.307630	14.290365	-41.21%	2,367
2007	21.651876	24.307630	12.27%	2,371
2006	19.785626	21.651876	9.43%	2,678
2005	17.220038	19.785626	14.90%	1,601
2004	14.189813	17.220038	21.35%	915
2003*	10.000000	14.189813	41.90%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.966567	14.457970	-19.53%	0
2010	16.356690	17.966567	9.84%	0
2009	13.311683	16.356690	22.87%	0
2008	24.401994	13.311683	-45.45%	0
2007	21.417480	24.401994	13.93%	0
2006	18.679051	21.417480	14.66%	0
2005	16.152073	18.679051	15.64%	0
2004	14.642203	16.152073	10.31%	0
2003*	10.000000	14.642203	46.42%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.166701	9.784847	-19.58%	2,125
2010	11.076852	12.166701	9.84%	2,125
2009	9.016207	11.076852	22.85%	2,125
2008	16.523620	9.016207	-45.43%	2,125
2007	14.501802	16.523620	13.94%	1,395
2006	12.643261	14.501802	14.70%	1,395
2005	10.936592	12.643261	15.61%	0
2004*	10.000000	10.936592	9.37%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.823895	16.669589	-11.44%	461
2010	15.304798	18.823895	22.99%	511
2009	10.003946	15.304798	52.99%	567
2008	21.096918	10.003946	-52.58%	642
2007	20.555897	21.096918	2.63%	1,295
2006	18.200291	20.555897	12.94%	1,335
2005	18.251327	18.200291	-0.28%	1,755
2004	16.468875	18.251327	10.82%	425
2003*	10.000000	16.468875	64.69%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.033388	10.997756	-0.32%	0
2010	10.058799	11.033388	9.69%	0
2009	7.620063	10.058799	32.00%	0
2008	11.127825	7.620063	-31.52%	0
2007	11.018444	11.127825	0.99%	0
2006*	10.000000	11.018444	10.18%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.593573	15.060011	3.20%	1,286
2010	12.425361	14.593573	17.45%	1,429
2009	10.877105	12.425361	14.23%	2,537
2008	15.327413	10.877105	-29.03%	2,621
2007	16.181933	15.327413	-5.28%	4,410
2006	14.191162	16.181933	14.03%	4,775
2005	14.093437	14.191162	0.69%	4,072
2004	13.042504	14.093437	8.06%	3,148
2003*	10.000000	13.042504	30.43%	1,187

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.139584	18.869568	-6.31%	559
2010	16.133884	20.139584	24.83%	560
2009	12.831931	16.133884	25.73%	1,621
2008	19.679634	12.831931	-34.80%	150
2007	20.711387	19.679634	-4.98%	1,708
2006	18.185458	20.711387	13.89%	1,717
2005	17.173368	18.185458	5.89%	1,400
2004	14.255449	17.173368	20.47%	0
2003*	10.000000	14.255449	42.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.897898	8.528982	-4.15%	6,082
2010	8.289909	8.897898	7.33%	6,208
2009	6.537747	8.289909	26.80%	6,249
2008*	10.000000	6.537747	-34.62%	6,082
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.416461	14.266490	-18.09%	699
2010	15.223755	17.416461	14.40%	699
2009	9.058403	15.223755	68.06%	699
2008	19.662006	9.058403	-53.93%	699
2007	15.695719	19.662006	25.27%	0
2006	12.578653	15.695719	24.78%	0
2005*	10.000000	12.578653	25.79%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.306995	15.927081	-13.00%	0
2010	17.346636	18.306995	5.54%	0
2009	13.002374	17.346636	33.41%	0
2008	22.402855	13.002374	-41.96%	0
2007	19.934586	22.402855	12.38%	0
2006	16.859913	19.934586	18.24%	0
2005	15.719025	16.859913	7.26%	0
2004	13.622650	15.719025	15.39%	0
2003*	10.000000	13.622650	36.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.308661	11.572804	-13.04%	378
2010	12.610495	13.308661	5.54%	419
2009	9.441676	12.610495	33.56%	464
2008	16.271712	9.441676	-41.97%	3,697
2007	14.480350	16.271712	12.37%	2,266
2006	12.245306	14.480350	18.25%	1,865
2005	11.420446	12.245306	7.22%	2,011
2004*	10.000000	11.420446	14.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.330744	14.801545	-3.45%	2,090
2010	13.768040	15.330744	11.35%	2,090
2009	11.916053	13.768040	15.54%	2,090
2008	11.525076	11.916053	3.39%	2,090
2007	10.663948	11.525076	8.08%	2,090
2006	9.706720	10.663948	9.86%	2,090
2005*	10.000000	9.706720	-2.93%	1,473

Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290424	8.860746	-13.89%	0
2010*	10.000000	10.290424	2.90%	0
Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.263489	10.865709	-3.53%	0
2010*	10.000000	11.263489	12.63%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.434374	11.233106	-9.66%	0
2010	11.752990	12.434374	5.80%	3,590
2009*	10.000000	11.752990	17.53%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.302770	15.100000	-1.33%	0
2010	14.538633	15.302770	5.26%	0
2009	11.891972	14.538633	22.26%	0
2008	14.553136	11.891972	-18.29%	0
2007	13.556774	14.553136	7.35%	0
2006	12.611299	13.556774	7.50%	0
2005	12.031837	12.611299	4.82%	0
2004	11.412832	12.031837	5.42%	0
2003*	10.000000	11.412832	14.13%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.523245	15.875501	-9.40%	292
2010	16.904640	17.523245	3.66%	327
2009	11.892354	16.904640	42.15%	66
2008	21.937357	11.892354	-45.79%	0
2007	16.494692	21.937357	33.00%	0
2006	15.527005	16.494692	6.23%	0
2005	14.169154	15.527005	9.58%	0
2004	12.337835	14.169154	14.84%	476
2003*	10.000000	12.337835	23.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.126604	24.455200	-34.13%	0
2010	30.504477	37.126604	21.71%	0
2009	17.498298	30.504477	74.33%	0
2008	37.629937	17.498298	-53.50%	0
2007	30.198233	37.629937	24.61%	0
2006	21.153685	30.198233	42.76%	0
2005	16.467621	21.153685	28.46%	0
2004	14.252430	16.467621	15.54%	0
2003*	10.000000	14.252430	42.52%	0

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.772664	13.458064	-2.28%	0
2010	12.614430	13.772664	9.18%	0
2009	9.315713	12.614430	35.41%	0
2008	15.185392	9.315713	-38.65%	0
2007	14.051817	15.185392	8.07%	0
2006	13.450793	14.051817	4.47%	0
2005	13.255587	13.450793	1.47%	138
2004	12.493813	13.255587	6.10%	138
2003*	10.000000	12.493813	24.94%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.613586	15.129737	-3.10%	1,786
2010	14.420816	15.613586	8.27%	1,816
2009	12.097353	14.420816	19.21%	3,023
2008	18.477195	12.097353	-34.53%	0
2007	17.643127	18.477195	4.73%	0
2006	15.038216	17.643127	17.32%	264
2005	14.508110	15.038216	3.65%	264
2004	12.978767	14.508110	11.78%	385
2003*	10.000000	12.978767	29.79%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.652058	10.185979	-4.38%	68
2010*	10.000000	10.652058	6.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.997341	-10.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.580649	13.285790	-2.17%	493
2010	12.328664	13.580649	10.16%	784
2009*	10.000000	12.328664	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.596280	9.429319	-1.74%	12,543
2010	8.799821	9.596280	9.05%	12,864
2009	7.324387	8.799821	20.14%	9,620
2008	10.714302	7.324387	-31.64%	0
2007	10.370661	10.714302	3.31%	0
2006*	10.000000	10.370661	3.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.257288	10.557831	2.93%	13,124
2010	9.940957	10.257288	3.18%	13,208
2009	9.105233	9.940957	9.18%	8,247
2008	10.377619	9.105233	-12.26%	0
2007	10.352907	10.377619	0.24%	0
2006*	10.000000	10.352907	3.53%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578467	9.339846	-11.71%	1,626
2010	9.762915	10.578467	8.35%	1,592
2009	7.082184	9.762915	37.85%	1,137
2008	11.856247	7.082184	-40.27%	1,137
2007	10.650753	11.856247	11.32%	1,137
2006*	10.000000	10.650753	6.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.361632	8.686745	-7.21%	3,160
2010	8.136030	9.361632	15.06%	3,154
2009	6.022020	8.136030	35.10%	2,303
2008	11.089323	6.022020	-45.70%	2,303
2007	10.181429	11.089323	8.92%	2,303
2006*	10.000000	10.181429	1.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.051973	7.663770	-4.82%	17,700
2010	7.453008	8.051973	8.04%	17,847
2009	5.858027	7.453008	27.23%	13,672
2008	9.716261	5.858027	-39.71%	1,892
2007*	10.000000	9.716261	-2.84%	1,892
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.967844	15.128483	1.07%	0
2010	13.587739	14.967844	10.16%	0
2009	9.559860	13.587739	42.13%	0
2008	13.637331	9.559860	-29.90%	0
2007	13.584734	13.637331	0.39%	0
2006	12.615727	13.584734	7.68%	0
2005	12.656896	12.615727	-0.33%	0
2004	11.809019	12.656896	7.18%	0
2003*	10.000000	11.809019	18.09%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.277822	12.408333	1.06%	213
2010	11.145174	12.277822	10.16%	46
2009	7.836979	11.145174	42.21%	65
2008	11.196498	7.836979	-30.01%	0
2007	11.149688	11.196498	0.42%	0
2006	10.354804	11.149688	7.68%	0
2005*	10.000000	10.354804	3.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.467882	7.282953	-13.99%	0
2010	7.538388	8.467882	12.33%	0
2009	5.062376	7.538388	48.91%	0
2008*	10.000000	5.062376	-49.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.325359	8.782218	-5.82%	1,764
2010	7.752377	9.325359	20.29%	1,841
2009	6.066437	7.752377	27.79%	6,493
2008*	10.000000	6.066437	-39.34%	7,593

Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.865909	8.080806	-8.86%	0
2010	7.922212	8.865909	11.91%	0
2009	6.298845	7.922212	25.77%	0
2008*	10.000000	6.298845	-37.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.838045	9.449060	-3.95%	9,309
2010	9.153230	9.838045	7.48%	9,388
2009	7.846999	9.153230	16.65%	9,458
2008*	10.000000	7.846999	-21.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.431342	8.865331	-6.00%	0
2010	8.619980	9.431342	9.41%	0
2009	7.131377	8.619980	20.87%	0
2008*	10.000000	7.131377	-28.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.280530	10.149962	-1.27%	0
2010	9.887876	10.280530	3.97%	0
2009	8.986864	9.887876	10.03%	0
2008*	10.000000	8.986864	-10.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.635412	9.161783	-4.92%	33,942
2010	8.887030	9.635412	8.42%	63,413
2009	7.485944	8.887030	18.72%	0
2008*	10.000000	7.485944	-25.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.204611	8.542514	-7.19%	7,125
2010	8.344275	9.204611	10.31%	7,125
2009	6.771610	8.344275	23.22%	0
2008*	10.000000	6.771610	-32.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000050	9.709305	-2.91%	9,239
2010	9.421073	10.000050	6.15%	3,664
2009	8.223539	9.421073	14.56%	0
2008*	10.000000	8.223539	-17.76%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.710927	11.078408	3.43%	1,231
2010	10.304036	10.710927	3.95%	1,415
2009	9.747079	10.304036	5.71%	4,677
2008*	10.000000	9.747079	-2.53%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.635401	12.012972	3.25%	0
2010	11.055045	11.635401	5.25%	0
2009	9.752854	11.055045	13.35%	0
2008*	10.000000	9.752854	-2.47%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.351589	25.885259	-24.65%	0
2010	30.441576	34.351589	12.84%	0
2009	19.173609	30.441576	58.77%	0
2008	46.820093	19.173609	-59.05%	0
2007	33.129060	46.820093	41.33%	0
2006	24.962820	33.129060	32.71%	0
2005	19.375595	24.962820	28.84%	0
2004	16.525546	19.375595	17.25%	0
2003*	10.000000	16.525546	65.26%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.778718	15.658645	-24.64%	927
2010	18.417451	20.778718	12.82%	937
2009	11.600227	18.417451	58.77%	942
2008	28.282008	11.600227	-58.98%	927
2007	19.976255	28.282008	41.58%	927
2006	15.025566	19.976255	32.95%	649
2005	11.648664	15.025566	28.99%	463
2004*	10.000000	11.648664	16.49%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.298641	11.798153	4.42%	1,151
2010	11.076507	11.298641	2.01%	1,330
2009	11.080107	11.076507	-0.03%	5,434
2008	10.565993	11.080107	4.87%	6,457
2007	10.129990	10.565993	4.30%	6,903
2006	10.068553	10.129990	0.61%	8,506
2005	10.015015	10.068553	0.53%	0
2004	9.962635	10.015015	0.53%	0
2003*	10.000000	9.962635	-0.37%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.500056	6.571446	-12.38%	0
2010	6.817530	7.500056	10.01%	0
2009	5.409864	6.817530	26.02%	0
2008*	10.000000	5.409864	-45.90%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.315307	7.055027	-15.16%	0
2010	7.953071	8.315307	4.55%	0
2009	6.352273	7.953071	25.20%	0
2008	11.466568	6.352273	-44.60%	0
2007	10.769320	11.466568	6.47%	0
2006*	10.000000	10.769320	7.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.813098	14.789566	-6.47%	1,112
2010	14.170243	15.813098	11.59%	7,113
2009	11.442890	14.170243	23.83%	14,508
2008	18.612502	11.442890	-38.52%	63,061
2007	18.046687	18.612502	3.14%	79,577
2006	15.861023	18.046687	13.78%	79,513
2005	15.094263	15.861023	5.08%	85,540
2004	13.597762	15.094263	11.01%	80,141
2003*	10.000000	13.597762	35.98%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.223009	12.005081	-1.78%	0
2010	11.433441	12.223009	6.91%	0
2009*	10.000000	11.433441	14.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074275	12.609411	-3.56%	1,017
2010	11.987740	13.074275	9.06%	1,028
2009*	10.000000	11.987740	19.88%	1,038
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.572997	11.597274	0.21%	0
2010	11.226422	11.572997	3.09%	0
2009	10.571603	11.226422	6.19%	848
2008	11.555396	10.571603	-8.51%	848
2007	11.265452	11.555396	2.57%	848
2006	10.899399	11.265452	3.36%	848
2005	10.836897	10.899399	0.58%	848
2004	10.636998	10.836897	1.88%	848
2003*	10.000000	10.636998	6.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820146	13.449250	-2.68%	15,892
2010	12.799254	13.820146	7.98%	22,496
2009	11.035880	12.799254	15.98%	17,653
2008	14.760406	11.035880	-25.23%	33,978
2007	14.352141	14.760406	2.84%	46,897
2006	13.238706	14.352141	8.41%	71,695
2005	12.908186	13.238706	2.56%	71,267
2004	12.105156	12.908186	6.63%	63,881
2003*	10.000000	12.105156	21.05%	50,631
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.059948	14.349835	-4.72%	2,792
2010	13.710012	15.059948	9.85%	19,253
2009	11.321592	13.710012	21.10%	31,697
2008	16.951581	11.321592	-33.21%	53,983
2007	16.406499	16.951581	3.32%	77,674
2006	14.712506	16.406499	11.51%	78,039
2005	14.113660	14.712506	4.24%	87,567
2004	12.933688	14.113660	9.12%	78,270
2003*	10.000000	12.933688	29.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.760470	12.679315	-0.64%	0
2010	12.078968	12.760470	5.64%	0
2009	10.830646	12.078968	11.53%	0
2008	13.095792	10.830646	-17.30%	0
2007	12.709505	13.095792	3.04%	0
2006	12.040357	12.709505	5.56%	0
2005	11.836190	12.040357	1.72%	0
2004	11.346082	11.836190	4.32%	0
2003*	10.000000	11.346082	13.46%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.529183	12.842741	-5.07%	2,624
2010	12.806508	13.529183	5.64%	2,773
2009*	10.000000	12.806508	28.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.759372	18.747259	-5.12%	1,392
2010	16.082724	19.759372	22.86%	1,282
2009	12.080328	16.082724	33.13%	1,282
2008	19.531916	12.080328	-38.15%	1,324
2007	18.656197	19.531916	4.69%	1,477
2006	17.438149	18.656197	6.98%	197
2005	15.978117	17.438149	9.14%	386
2004	14.181875	15.978117	12.67%	648
2003*	10.000000	14.181875	41.82%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.410052	9.161369	-2.64%	453
2010	9.666191	9.410052	-2.65%	476
2009	9.925151	9.666191	-2.61%	10,904
2008	9.990159	9.925151	-0.65%	10,904
2007	9.794206	9.990159	2.00%	1,592
2006	9.624080	9.794206	1.77%	4,075
2005	9.628441	9.624080	-0.05%	753
2004	9.810935	9.628441	-1.86%	0
2003*	10.000000	9.810935	-1.89%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.168708	12.504333	2.76%	0
2010	11.303132	12.168708	7.66%	0
2009	9.334824	11.303132	21.09%	0
2008	11.593699	9.334824	-19.48%	0
2007	11.384471	11.593699	1.84%	0
2006	11.153847	11.384471	2.07%	0
2005	11.212189	11.153847	-0.52%	0
2004	10.810989	11.212189	3.71%	0
2003*	10.000000	10.810989	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830572	7.769580	-12.01%	2,023
2010	7.970391	8.830572	10.79%	2,043
2009	6.015336	7.970391	32.50%	6,270
2008*	10.000000	6.015336	-39.85%	4,932
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.004450	11.395875	-18.63%	0
2010	13.584592	14.004450	3.09%	0
2009	10.774956	13.584592	26.08%	0
2008	20.681660	10.774956	-47.90%	0
2007	20.687550	20.681660	-0.03%	0
2006	17.359965	20.687550	19.17%	0
2005	15.951095	17.359965	8.83%	0
2004	13.654304	15.951095	16.82%	0
2003*	10.000000	13.654304	36.54%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.994649	8.134331	-18.61%	0
2010	9.699064	9.994649	3.05%	0
2009	7.694038	9.699064	26.06%	0
2008	14.760578	7.694038	-47.87%	1,865
2007	14.766245	14.760578	-0.04%	4,229
2006	12.390705	14.766245	19.17%	3,426
2005	11.383636	12.390705	8.85%	876
2004*	10.000000	11.383636	13.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.834864	8.323184	-5.79%	1,040
2010	7.866930	8.834864	12.30%	1,125
2009	6.247328	7.866930	25.92%	3,679
2008*	10.000000	6.247328	-37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.489146	7.761048	-8.58%	329
2010	7.734257	8.489146	9.76%	822
2009	6.235533	7.734257	24.04%	855
2008*	10.000000	6.235533	-37.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.352823	8.700139	-6.98%	899
2010	7.596483	9.352823	23.12%	938
2009	6.158477	7.596483	23.35%	2,478
2008*	10.000000	6.158477	-38.42%	2,316
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.818541	9.336940	-4.91%	630
2010	8.430486	9.818541	16.46%	647
2009	6.637541	8.430486	27.01%	2,238
2008*	10.000000	6.637541	-33.62%	3,677
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197553	12.737823	-3.48%	0
2010	10.836099	13.197553	21.79%	0
2009	8.751781	10.836099	23.82%	0
2008	16.816411	8.751781	-47.96%	0
2007	15.777740	16.816411	6.58%	0
2006	15.736403	15.777740	0.26%	0
2005	15.002820	15.736403	4.89%	0
2004	13.617871	15.002820	10.17%	0
2003*	10.000000	13.617871	36.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.318917	17.782218	-7.95%	0
2010	15.690344	19.318917	23.13%	0
2009	12.805895	15.690344	22.52%	0
2008	19.431739	12.805895	-34.10%	0
2007	21.519533	19.431739	-9.70%	0
2006	18.876419	21.519533	14.00%	0
2005	18.864027	18.876419	0.07%	0
2004	16.562373	18.864027	13.90%	0
2003*	10.000000	16.562373	65.62%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.874582	17.308959	-8.29%	0
2010	15.512831	18.874582	21.67%	86
2009	11.853877	15.512831	30.87%	0
2008	19.753773	11.853877	-39.99%	802
2007	19.917218	19.753773	-0.82%	1,993
2006	18.306537	19.917218	8.80%	1,759
2005	16.787676	18.306537	9.05%	933
2004	14.517509	16.787676	15.64%	0
2003*	10.000000	14.517509	45.18%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.831777	12.539652	-2.28%	1,250
2010	11.641432	12.831777	10.23%	1,303
2009	9.524273	11.641432	22.23%	4,284
2008	16.756955	9.524273	-43.16%	4,914
2007	15.956119	16.756955	5.02%	4,511
2006	14.452447	15.956119	10.40%	3,468
2005	13.868376	14.452447	4.21%	0
2004	13.005866	13.868376	6.63%	0
2003*	10.000000	13.005866	30.06%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.884256	9.180288	3.33%	433
2010	7.029492	8.884256	26.39%	481
2009	5.532729	7.029492	27.05%	533
2008*	10.000000	5.532729	-44.67%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.154102	10.014066	-1.38%	0
2010	10.184070	10.154102	-0.29%	0
2009	9.766869	10.184070	4.27%	0
2008*	10.000000	9.766869	-2.33%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.254889	11.300509	-14.74%	1,789
2010	12.802957	13.254889	3.53%	1,605
2009*	10.000000	12.802957	28.03%	3,794
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.236975	13.507027	-5.13%	3,192
2010	12.667615	14.236975	12.39%	3,191
2009	10.144665	12.667615	24.87%	2,549
2008	16.599768	10.144665	-38.89%	3,660
2007	17.510656	16.599768	-5.20%	8,395
2006	15.564177	17.510656	12.51%	8,448
2005	15.378922	15.564177	1.20%	2,552
2004	13.492206	15.378922	13.98%	1,349
2003*	10.000000	13.492206	34.92%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.514627	9.289914	-2.36%	1,282
2010	9.282994	9.514627	2.50%	1,419
2009	8.414262	9.282994	10.32%	4,650
2008	9.984124	8.414262	-15.72%	7,488
2007	9.790239	9.984124	1.98%	7,941
2006	9.650484	9.790239	1.45%	12,685
2005	9.771420	9.650484	-1.24%	0
2004	9.959809	9.771420	-1.89%	0
2003*	10.000000	9.959809	-0.40%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.034867	11.592309	-3.68%	0
2010	10.335255	12.034867	16.44%	0
2009	8.648715	10.335255	19.50%	0
2008	14.678927	8.648715	-41.08%	0
2007	15.003550	14.678927	-2.16%	0
2006	14.641939	15.003550	2.47%	0
2005	14.615808	14.641939	0.18%	0
2004	13.419708	14.615808	8.91%	0
2003*	10.000000	13.419708	34.20%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.585726	13.762519	-5.64%	364
2010	12.195172	14.585726	19.60%	364
2009	9.531696	12.195172	27.94%	364
2008	16.169498	9.531696	-41.05%	501
2007	15.436803	16.169498	4.75%	5,687
2006	13.944950	15.436803	10.70%	4,806
2005	13.404243	13.944950	4.03%	364
2004	12.154906	13.404243	10.28%	0
2003*	10.000000	12.154906	21.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.294651	11.843657	-10.91%	0
2010	11.806387	13.294651	12.61%	0
2009	8.701218	11.806387	35.69%	0
2008	14.984275	8.701218	-41.93%	0
2007	14.515027	14.984275	3.23%	0
2006	12.699393	14.515027	14.30%	0
2005	11.437350	12.699393	11.03%	0
2004*	10.000000	11.437350	14.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.164747	17.957215	-10.95%	0
2010	17.901975	20.164747	12.64%	0
2009	13.196085	17.901975	35.66%	0
2008	22.718743	13.196085	-41.92%	0
2007	22.002596	22.718743	3.25%	0
2006	19.256202	22.002596	14.26%	0
2005	17.340618	19.256202	11.05%	0
2004	14.983757	17.340618	15.73%	0
2003*	10.000000	14.983757	49.84%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.698867	2.573436	-4.65%	0
2010	2.426096	2.698867	11.24%	0
2009	1.971341	2.426096	23.07%	0
2008	9.477174	1.971341	-79.20%	0
2007*	10.000000	9.477174	-5.23%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.696203	3.506456	-5.13%	0
2010	3.317670	3.696203	11.41%	0
2009	2.705799	3.317670	22.61%	0
2008	12.973259	2.705799	-79.14%	0
2007	13.391163	12.973259	-3.12%	0
2006	12.592807	13.391163	6.34%	0
2005	12.680408	12.592807	-0.69%	0
2004	11.979498	12.680408	5.85%	0
2003*	10.000000	11.979498	19.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.498076	13.099764	-2.95%	1,500
2010	11.970740	13.498076	12.76%	1,823
2009	9.607194	11.970740	24.60%	4,810
2008	16.080517	9.607194	-40.26%	4,734
2007	15.862146	16.080517	1.38%	5,565
2006	14.197362	15.862146	11.73%	5,146
2005	13.790950	14.197362	2.95%	1,485
2004	12.979264	13.790950	6.25%	877
2003*	10.000000	12.979264	29.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.135435	18.185375	-4.96%	677
2010	15.973049	19.135435	19.80%	677
2009	11.986890	15.973049	33.25%	677
2008	19.862490	11.986890	-39.65%	1,821
2007	20.694340	19.862490	-4.02%	1,411
2006	18.538687	20.694340	11.63%	1,163
2005	17.355616	18.538687	6.82%	0
2004	14.958800	17.355616	16.02%	0
2003*	10.000000	14.958800	49.59%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.468568	12.105181	5.55%	0
2010	10.771245	11.468568	6.47%	0
2009*	10.000000	10.771245	7.71%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.110206	10.925588	-1.66%	1,237
2010	10.849988	11.110206	2.40%	1,326
2009*	10.000000	10.849988	8.50%	1,688
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.913094	-0.87%	0

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.720918	10.881243	-7.16%	0
2010	10.526270	11.720918	11.35%	0
2009	8.329599	10.526270	26.37%	0
2008	13.958308	8.329599	-40.33%	0
2007	15.262154	13.958308	-8.54%	0
2006	13.524494	15.262154	12.85%	0
2005	13.201360	13.524494	2.45%	0
2004	12.204507	13.201360	8.17%	0
2003*	10.000000	12.204507	22.05%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.446049	11.682000	-19.13%	0
2010	13.486729	14.446049	7.11%	0
2009	11.115746	13.486729	21.33%	0
2008	20.373434	11.115746	-45.44%	0
2007	19.315023	20.373434	5.48%	0
2006	15.533389	19.315023	24.35%	0
2005	14.220424	15.533389	9.23%	0
2004	12.571380	14.220424	13.12%	0
2003*	10.000000	12.571380	25.71%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.854801	11.880416	-20.02%	0
2010	12.631649	14.854801	17.60%	0
2009	7.916782	12.631649	59.56%	0
2008	12.915651	7.916782	-38.70%	0
2007	12.574995	12.915651	2.71%	0
2006	12.250506	12.574995	2.65%	0
2005	11.905241	12.250506	2.90%	0
2004	11.643314	11.905241	2.25%	0
2003*	10.000000	11.643314	16.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448721	11.228903	7.47%	0
2010*	10.000000	10.448721	4.49%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.256740	10.525255	2.62%	0
2010	9.859661	10.256740	4.03%	0
2009	9.259434	9.859661	6.48%	0
2008	10.622140	9.259434	-12.83%	4,729
2007	10.371626	10.622140	2.42%	5,274
2006	10.286860	10.371626	0.82%	5,817
2005	10.166177	10.286860	1.19%	0
2004	10.034219	10.166177	1.32%	0
2003*	10.000000	10.034219	0.34%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.207313	18.946402	4.06%	0
2010	17.042530	18.207313	6.83%	0
2009	13.454621	17.042530	26.67%	0
2008	16.256199	13.454621	-17.23%	0
2007	15.697327	16.256199	3.56%	0
2006	14.551356	15.697327	7.88%	0
2005	13.328752	14.551356	9.17%	0
2004	12.437910	13.328752	7.16%	0
2003*	10.000000	12.437910	24.38%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.242754	14.157393	-7.12%	358
2010	12.350668	15.242754	23.42%	346
2009	8.311425	12.350668	48.60%	0

Additional Contract Options Elected Total - 2.70%
Variable account charges of the daily net assets of the variable account - 2.70%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.832930	13.245170	3.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.622656	18.336537	-11.09%	973
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.562880	12.573109	8.74%	1,912
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.163325	13.174589	0.09%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.242389	12.776923	-3.51%	6,770
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.770476	11.974023	-6.24%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.194143	18.782006	-2.15%	1,988
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.697694	13.544599	-1.12%	2,723
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.851029	14.655789	5.81%	1,984
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.402246	10.371250	-16.38%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.173619	12.112457	-8.06%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.475304	11.388560	-0.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.467007	11.110388	-3.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.537694	11.087426	-3.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.424931	10.802523	-5.45%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.758809	14.536729	-7.75%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.630241	13.349789	-2.06%	3,478
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.874499	13.496267	-2.73%	981
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.610331	12.092556	4.15%	23,651
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.236932	21.024059	-13.26%	2,233
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.894027	14.392197	-19.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.125123	9.746400	-19.62%	4,550
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.747871	16.593742	-11.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.006965	10.965785	-0.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.534651	14.991521	3.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.058303	18.783774	-6.35%	6,128
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.885707	8.512935	-4.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.365840	14.217720	-18.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.233093	15.854649	-13.04%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.263192	11.527355	-13.09%	7,274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.286186	14.750959	-3.50%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289558	8.855456	-13.94%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.262539	10.859226	-3.58%	873
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.423738	11.217740	-9.71%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.240992	15.031321	-1.38%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.452456	15.803265	-9.45%	2,678
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.976679	24.343929	-34.16%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.717052	13.396849	-2.33%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.550516	15.060905	-3.15%	14,220
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.648449	10.177303	-4.42%	507
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.994269	-10.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569040	13.267627	-2.22%	6,396
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.573283	9.401898	-1.79%	285,315
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.232732	10.527159	2.88%	239,565
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.553137	9.312693	-11.75%	3,031
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.339201	8.661487	-7.26%	13,155
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.036784	7.645384	-4.87%	330,030
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.907408	15.059670	1.02%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.242148	12.365943	1.01%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.456278	7.269230	-14.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.312578	8.765688	-5.87%	20,315
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.853740	8.065573	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.824565	9.431278	-4.00%	415,498
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.418415	8.848641	-6.05%	45,497
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.266463	10.130873	-1.32%	18,384
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.622188	9.144510	-4.96%	125,760
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.191992	8.526428	-7.24%	5,613
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986364	9.691046	-2.96%	1,447
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.696278	11.057597	3.38%	10,372
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.619486	11.990398	3.19%	5,004
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.212924	25.767536	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.707731	15.597138	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253024	11.744503	4.37%	20,208
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.489773	6.559070	-12.43%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.295388	7.034503	-15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.749284	14.722329	-6.52%	7,183
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.212561	11.988674	-1.83%	40,475
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.063078	12.592142	-3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.526263	11.544530	0.16%	9,613
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.764356	13.388089	-2.73%	115,891
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.999139	14.284568	-4.76%	35,204
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.708943	12.621651	-0.69%	79,574
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.517587	12.825168	-5.12%	1,227
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.679610	18.662018	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.371859	9.119514	-2.69%	11,588
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.119595	12.447502	2.71%	2,668
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.818482	7.754958	-12.06%	25,622
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.949382	11.345237	-18.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.960488	8.102357	-18.66%	2,456
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.822750	8.307505	-5.84%	10,192

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.477504	7.746430	-8.62%	989
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.339993	8.683756	-7.03%	12,836
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805085	9.319371	-4.95%	15,040
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.144257	12.679879	-3.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.240904	17.701329	-8.00%	856
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.798373	17.230232	-8.34%	346
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.779976	12.482632	-2.33%	18,644
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.872024	9.162957	3.28%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140212	9.995248	-1.43%	9,126
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.243557	11.285046	-14.79%	17,984
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.179482	13.445593	-5.18%	6,533
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.476224	9.247681	-2.41%	8,659
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.986273	11.539583	-3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.528411	13.701405	-5.69%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.249257	11.797164	-10.96%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.083370	17.875554	-10.99%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.693781	2.567274	-4.70%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.681267	3.490492	-5.18%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.443544	13.040158	-3.00%	14,718
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.058165	18.102640	-5.01%	109
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.458738	12.088614	5.50%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.100688	10.910639	-1.71%	9,537
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.909718	-0.90%	1,662
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.674836	10.832904	-7.21%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.389256	11.630105	-19.18%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.796409	11.827639	-20.06%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.445159	11.219319	7.41%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216427	10.478526	2.57%	438
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.132661	18.859058	4.01%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.194881	14.105706	-7.17%	429

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.522277	11.886331	3.16%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.980584	16.867841	-11.13%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.515422	12.515096	8.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.062377	12.066507	0.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.203884	12.733225	-3.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.759548	11.957640	-6.28%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.631627	17.244189	-2.20%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.465194	12.319551	-1.17%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.758281	13.492625	5.76%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.462608	9.580552	-16.42%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.115568	11.133924	-8.10%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253471	11.162679	-0.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.433666	11.072389	-3.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.504162	11.049533	-3.95%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.391726	10.765593	-5.50%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.712967	14.487013	-7.80%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.490479	12.227203	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.453729	12.108013	-2.78%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.366966	11.833014	4.10%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.510119	20.383126	-13.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.502303	14.069906	-19.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.083686	9.708109	-19.66%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.629121	14.710883	-11.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.980574	10.933904	-0.43%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.395690	13.809670	3.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.362599	17.186991	-6.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.873551	8.496919	-4.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.315370	14.169124	-18.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.351812	15.080585	-13.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.217853	11.482043	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.241749	14.700536	-3.55%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.288678	8.850157	-13.98%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.261590	10.852729	-3.63%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.413094	11.202371	-9.75%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.413361	14.207795	-1.43%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.291761	14.744669	-9.50%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.759329	22.872364	-34.20%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441236	12.144593	-2.38%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.475798	14.012835	-3.20%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.644816	10.168611	-4.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.991210	-10.09%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.557430	13.249467	-2.27%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.550328	9.374542	-1.84%	15,989
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.208205	10.496556	2.82%	971
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.527857	9.285619	-11.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.316805	8.636288	-7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.021648	7.627081	-4.92%	1,376
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.733989	13.867151	0.97%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.206569	12.323686	0.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.444706	7.255560	-14.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.299831	8.749196	-5.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.841611	8.050390	-8.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.811122	9.413534	-4.05%	16,751
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.405529	8.831997	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.252402	10.111823	-1.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.609020	9.127320	-5.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.179402	8.510379	-7.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.972680	9.672804	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681616	11.036794	3.33%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.603596	11.967862	3.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.535513	24.491603	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.636931	15.535826	-24.72%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.113871	11.593332	4.31%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.479488	6.546696	-12.47%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.275513	7.014049	-15.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.517603	13.564008	-6.57%	1,534
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.202083	11.972248	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.051895	12.574923	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.251313	11.263356	0.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.018902	12.656520	-2.78%	9,953
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.999057	13.325289	-4.81%	5,229
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.200977	12.110960	-0.74%	623
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506022	12.807620	-5.17%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.920119	16.984784	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.333809	9.077827	-2.74%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.661913	11.971291	2.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806401	7.740351	-12.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.894509	11.294806	-18.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.926430	8.070510	-18.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.810683	8.291891	-5.89%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.465881	7.731842	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.327189	8.667409	-7.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.791644	9.301811	-5.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.907092	11.480533	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.977504	15.611021	-8.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.147144	15.708678	-8.39%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.690824	11.412964	-2.38%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.859866	9.145707	3.23%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.126320	9.976430	-1.48%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.232220	11.269599	-14.83%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.015873	12.335873	-5.22%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.402725	9.171238	-2.46%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018894	10.602812	-3.78%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.471265	13.640512	-5.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.203950	11.750796	-11.01%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.727284	16.659994	-11.04%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.688686	2.561106	-4.75%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.359140	3.183438	-5.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.376877	11.999343	-3.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.257281	16.383631	-5.06%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.448916	12.072054	5.44%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.091175	10.895714	-1.76%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.906344	-0.94%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.628891	10.784745	-7.26%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.332632	11.578377	-19.22%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.738209	11.775066	-20.11%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.441594	11.209741	7.36%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.176278	10.431991	2.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.058221	18.772015	3.95%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.147080	14.054110	-7.22%	0

Additional Contract Options Elected Total - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.476933	11.833475	3.11%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.905849	16.792804	-11.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.468142	12.457317	8.63%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.014922	12.012863	-0.02%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.165463	12.689651	-3.61%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.748603	11.941255	-6.33%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.562244	17.167519	-2.25%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.416183	12.264815	-1.22%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.708070	13.432640	5.70%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.417468	9.537923	-16.46%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.067895	11.084423	-8.15%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.209183	11.113053	-0.86%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.400419	11.034530	-3.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.470668	11.011708	-4.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.358568	10.728753	-5.54%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.667214	14.437414	-7.85%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441335	12.172832	-2.16%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.404738	12.054200	-2.83%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.322263	11.780440	4.05%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.417615	20.292506	-13.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.433423	14.007330	-19.65%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.042351	9.669918	-19.70%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.563654	14.645451	-11.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954242	10.902073	-0.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.342989	13.748292	3.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.290326	17.110551	-6.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861377	8.480911	-4.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.264990	14.120655	-18.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.283520	15.013505	-13.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.172636	11.436888	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.197393	14.650245	-3.60%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.287817	8.844871	-14.03%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.260644	10.846263	-3.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.402468	11.187039	-9.80%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.356626	14.144616	-1.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.227666	14.679135	-9.54%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.622541	22.770640	-34.23%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.392295	12.090610	-2.43%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.418845	13.950544	-3.25%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.641182	10.159926	-4.52%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.988138	-10.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.545816	13.231330	-2.32%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.527413	9.347262	-1.89%	8,322
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.183718	10.466013	2.77%	7,394
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502567	9.258557	-11.84%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.294451	8.611134	-7.35%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.006521	7.608789	-4.97%	10,471
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.679985	13.805547	0.92%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.171051	12.281526	0.91%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.433093	7.241860	-14.13%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287067	8.732701	-5.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.829502	8.035247	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797666	9.395808	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.392628	8.815366	-6.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.238350	10.092777	-1.42%	9,948
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.595859	9.110139	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.166812	8.494343	-7.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959026	9.654614	-3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.666995	11.016021	3.27%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.587684	11.945325	3.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.407495	24.382707	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.566388	15.474779	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.070092	11.541747	4.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.469257	6.534388	-12.52%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.255639	6.993603	-15.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.460437	13.503662	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.191626	11.955849	-1.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.040705	12.557680	-3.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.207072	11.213319	0.06%	7,445
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.967653	12.600222	-2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.943954	13.266031	-4.86%	12,950
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.152968	12.057119	-0.79%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.494469	12.790097	-5.22%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.849576	16.909239	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.295895	9.036319	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616056	11.918116	2.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.794338	7.725792	-12.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.839832	11.244574	-18.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.892501	8.038792	-18.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.798578	8.276240	-5.94%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.454273	7.717276	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314391	8.651068	-7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.778223	9.284300	-5.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.860237	11.429486	-3.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.910688	15.541609	-8.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.079707	15.638863	-8.44%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.644800	11.362198	-2.43%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.847693	9.128453	3.17%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112451	9.957657	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.220877	11.254156	-14.88%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.964673	12.281047	-5.27%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.365725	9.130470	-2.51%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975497	10.555630	-3.83%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.414301	13.579846	-5.79%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.158760	11.704554	-11.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.653577	16.585899	-11.08%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.683605	2.554949	-4.79%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.345898	3.169261	-5.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.328168	11.945976	-3.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.189343	16.310770	-5.11%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.439096	12.055517	5.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081664	10.880780	-1.81%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.902970	-0.97%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.583112	10.736764	-7.31%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.276238	11.526895	-19.26%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.680190	11.722688	-20.15%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.438042	11.200190	7.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.136181	10.385571	2.46%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.984149	18.685425	3.90%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.099441	14.002724	-7.26%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.431740	11.780826	3.05%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.831477	16.718150	-11.22%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.421046	12.399799	8.57%	1,477
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.967587	11.959402	-0.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.127160	12.646237	-3.66%	1,658
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.737670	11.924891	-6.38%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.493101	17.091152	-2.30%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367268	12.210229	-1.27%	1,703
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.658021	13.372865	5.65%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.372495	9.495479	-16.50%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.020349	11.035075	-8.20%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.165039	11.063601	-0.91%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.367225	10.996754	-3.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.437291	10.974039	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325483	10.692016	-5.59%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.621597	14.387979	-7.90%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.392324	12.118662	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.355870	12.000554	-2.88%	1,705
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.277651	11.728008	3.99%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.325437	20.202239	-13.39%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.364785	13.945006	-19.69%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.001142	9.631883	-19.74%	1,604
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.498413	14.580256	-11.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.927970	10.870351	-0.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290421	13.687079	2.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.218332	17.034455	-6.50%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849217	8.464920	-4.34%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.214732	14.072317	-18.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.215457	14.946711	-13.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.127571	11.391902	-13.22%	2,051
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.153171	14.600116	-3.65%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.286946	8.839572	-14.07%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.259688	10.839769	-3.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.391829	11.171710	-9.85%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.300124	14.081712	-1.53%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.163735	14.613793	-9.59%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.486224	22.669316	-34.27%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.343491	12.036809	-2.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.362053	13.888456	-3.30%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.637566	10.151258	-4.57%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.985070	-10.15%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.534200	13.213193	-2.37%	3,493
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.504544	9.320040	-1.94%	67,067
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.159307	10.435564	2.72%	63,077
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477371	9.231605	-11.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.272117	8.586035	-7.40%	2,835
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.991427	7.590534	-5.02%	84,347
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.626137	13.744141	0.87%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.135635	12.239508	0.86%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.421537	7.228217	-14.17%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274324	8.716239	-6.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.817387	8.020096	-9.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.784267	9.378138	-4.15%	99,650
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.379731	8.798734	-6.19%	35,940
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.224311	10.073777	-1.47%	16,997
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.582699	9.092978	-5.11%	24,380
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.154258	8.478356	-7.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.945350	9.636400	-3.11%	34,048
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.652381	10.995300	3.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.571816	11.922848	3.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.279918	24.274228	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.495989	15.413868	-24.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.026530	11.490431	4.21%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.459001	6.522062	-12.56%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.235839	6.973251	-15.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.403505	13.443589	-6.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.181184	11.939486	-1.98%	12,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.029542	12.540489	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.162915	11.163416	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.916590	12.544168	-2.88%	12,069
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.889053	13.207012	-4.91%	5,165
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.105103	12.003465	-0.84%	10,267
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482882	12.772553	-5.27%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.779287	16.834002	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.258116	8.994979	-2.84%	3,218
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.570290	11.865073	2.55%	4,685
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.782268	7.711226	-12.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.785318	11.194522	-18.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.858624	8.007140	-18.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.786513	8.260656	-5.98%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.442670	7.702727	-8.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.301624	8.634773	-7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764817	9.266808	-5.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.813529	11.378629	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.844115	15.472463	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.012454	15.569294	-8.48%	829
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.598921	11.311622	-2.48%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.835540	9.111237	3.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.098578	9.938892	-1.58%	2,189
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.209555	11.238732	-14.92%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.913599	12.226383	-5.32%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.328868	9.089877	-2.56%	2,397
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.932284	10.508677	-3.87%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.357483	13.519376	-5.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.113753	11.658535	-11.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.580115	16.512096	-11.13%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.678541	2.548825	-4.84%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.332733	3.155171	-5.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.279621	11.892824	-3.15%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.121673	16.238212	-5.16%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.429278	12.039000	5.33%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.072153	10.865860	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.899591	-1.00%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.537501	10.688998	-7.35%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.220012	11.475586	-19.30%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.622378	11.670524	-20.19%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434476	11.190607	7.25%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096278	10.339372	2.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.910290	18.599135	3.85%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.051928	13.951489	-7.31%	0

Additional Contract Options Elected Total - 2.90%
Variable account charges of the daily net assets of the variable account - 2.90%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.386684	11.728373	3.00%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.757291	16.643736	-11.27%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.374104	12.342501	8.51%	177
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.920448	11.906175	-0.12%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.088903	12.602921	-3.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726738	11.908531	-6.43%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.424146	17.015036	-2.35%	618
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.318544	12.155873	-1.32%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.608154	13.313342	5.59%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.327720	9.453225	-16.55%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.973018	10.985992	-8.24%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121056	11.014368	-0.96%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334103	10.959078	-3.31%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.403955	10.936430	-4.10%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.292507	10.655403	-5.64%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.576066	14.338674	-7.94%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.343491	12.064710	-2.26%	206
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.307210	11.947152	-2.93%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.233246	11.675825	3.94%	9,286
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.233538	20.112296	-13.43%	1,428
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.296388	13.882929	-19.74%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.960037	9.593950	-19.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.433430	14.515358	-11.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.901735	10.838691	-0.58%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.238069	13.626182	2.93%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.146501	16.958567	-6.55%	1,066
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.837094	8.448986	-4.39%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.164597	14.024117	-18.30%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.147676	14.880195	-13.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.082661	11.347094	-13.27%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.109066	14.550145	-3.70%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.286075	8.834285	-14.11%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.258738	10.833279	-3.78%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.381207	11.156383	-9.89%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.243755	14.019004	-1.58%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.100090	14.548767	-9.64%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.350421	22.568426	-34.30%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.294875	11.983245	-2.53%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.305464	13.826635	-3.35%	3,265
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.633931	10.142571	-4.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.981999	-10.18%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.522605	13.195095	-2.42%	3,880
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.481762	9.292925	-1.99%	21,635
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.134927	10.405173	2.67%	16,431
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.452221	9.204715	-11.94%	1,594
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.249882	8.561046	-7.45%	3,971
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.976347	7.572329	-5.07%	22,841
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.572473	13.683000	0.81%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.100323	12.197626	0.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.409970	7.214584	-14.21%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.261589	8.699807	-6.07%	5,071
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.805257	8.004965	-9.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.770807	9.360421	-4.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.366872	8.782162	-6.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.210283	10.054784	-1.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.569532	9.075816	-5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.141654	8.462339	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.931725	9.618253	-3.16%	12,408
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.637758	10.974559	3.17%	1,380
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555938	11.900381	2.98%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.152789	24.166197	-24.84%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.425828	15.353203	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.983118	11.439325	4.15%	3,479
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.448760	6.509759	-12.61%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.216055	6.952919	-15.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.346743	13.383732	-6.71%	4,387
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.170723	11.923100	-2.03%	73,155
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.018358	12.523301	-3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.118923	11.113717	-0.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.865699	12.488329	-2.93%	25,290
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.834352	13.148235	-4.96%	23,769
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.057428	11.950049	-0.89%	21,209
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.471332	12.755052	-5.32%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.709243	16.759076	-5.37%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.220462	8.953798	-2.89%	1,971
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.524698	11.812243	2.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.770226	7.696693	-12.24%	6,696
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.731036	11.144702	-18.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.824889	7.975637	-18.82%	2,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.774456	8.245085	-6.03%	2,476

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.431081	7.688200	-8.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.288845	8.618481	-7.22%	3,083
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.751416	9.249337	-5.15%	4,063
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.766965	11.327964	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.777758	15.403592	-8.19%	64
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.945440	15.499985	-8.53%	687
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.553244	11.261292	-2.53%	4,074
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.823372	9.094012	3.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.084728	9.920175	-1.63%	2,614
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.198232	11.223325	-14.96%	4,622
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.862705	12.171939	-5.37%	1,509
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.292097	9.049401	-2.61%	607
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.889210	10.461895	-3.92%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.300964	13.459233	-5.89%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.068833	11.612620	-11.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.506920	16.438583	-11.18%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.673482	2.542703	-4.89%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.319589	3.141104	-5.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.231258	11.839902	-3.20%	4,105
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.054243	16.165951	-5.21%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.419466	12.022486	5.28%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.062643	10.850965	-1.91%	1,765
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.896208	-1.04%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.492056	10.641426	-7.40%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.163989	11.424500	-19.34%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.564768	11.618559	-20.23%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.430925	11.181048	7.19%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.056502	10.293348	2.36%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.836684	18.513195	3.79%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.004507	13.900389	-7.36%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.297040	11.624079	2.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.609632	16.495727	-11.36%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280726	12.228608	8.40%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.826631	11.800335	-0.22%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.012718	12.516667	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.704915	11.875898	-6.53%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.287045	16.863795	-2.45%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.221573	12.047790	-1.42%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.508938	13.195006	5.48%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238531	9.369151	-16.63%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.878799	10.888328	-8.34%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.033547	10.916466	-1.06%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.268121	10.884083	-3.41%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.337599	10.861630	-4.20%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.226772	10.582497	-5.74%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.485365	14.240523	-8.04%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.246364	11.957468	-2.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.210356	11.840944	-3.03%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.144821	11.572018	3.83%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.050741	19.933533	-13.52%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.160261	13.759489	-19.82%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.878226	9.518517	-19.87%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.304096	14.386311	-11.76%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849443	10.775611	-0.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.133889	13.505040	2.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.003687	16.807809	-6.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.812826	8.417115	-4.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.064717	13.928164	-18.38%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.012726	14.747900	-13.31%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.993147	11.257859	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.021138	14.450612	-3.80%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.284332	8.823697	-14.20%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.256837	10.820323	-3.88%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.359962	11.125782	-9.99%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.131672	13.894395	-1.68%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.973370	14.419423	-9.73%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	34.080093	22.367761	-34.37%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.198117	11.876725	-2.63%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.192863	13.703693	-3.45%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.626680	10.125233	-4.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.975869	-10.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.499407	13.158923	-2.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.436223	9.238780	-2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.086265	10.344579	2.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402077	9.151124	-12.03%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.205474	8.511195	-7.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.946223	7.535974	-5.16%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.465663	13.561371	0.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.029905	12.114192	0.70%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.386869	7.187363	-14.30%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.236146	8.666985	-6.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.781108	7.974785	-9.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.743993	9.325153	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.341152	8.749042	-6.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.182276	10.016904	-1.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.543286	9.041621	-5.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.116593	8.430455	-7.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.904468	9.582006	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608581	10.933226	3.06%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.524255	11.855566	2.87%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.899833	23.951396	-24.92%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.286123	15.232506	-24.91%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.896685	11.337645	4.05%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.428336	6.485227	-12.70%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.176599	6.912407	-15.46%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.233857	13.264769	-6.81%	6,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.149850	11.890428	-2.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.996027	12.488972	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.031459	11.014966	-0.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.764449	12.377314	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.725470	13.031349	-5.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962522	11.843812	-0.99%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448232	12.720100	-5.41%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.569856	16.610069	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.145574	8.871955	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.434048	11.707295	2.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.746157	7.667667	-12.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.622918	11.045561	-18.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757637	7.912884	-18.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.750361	8.213980	-6.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.407919	7.659199	-8.90%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.263366	8.586006	-7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724644	9.214466	-5.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.674327	11.227225	-3.83%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.645645	15.266588	-8.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.812085	15.362191	-8.62%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.462321	11.161182	-2.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.799103	9.059685	2.96%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.057043	9.882782	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.175588	11.192538	-15.05%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.761480	12.063735	-5.47%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218946	8.968938	-2.71%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.803509	10.368886	-4.02%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.188375	13.339546	-5.98%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979452	11.521336	-11.23%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.361296	16.292457	-11.27%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.663392	2.530502	-4.99%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.293453	3.113184	-5.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.134987	11.734648	-3.30%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.919993	16.022203	-5.31%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.399854	11.989512	5.17%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.043642	10.821193	-2.01%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.889448	-1.11%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.401579	10.546787	-7.50%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.052526	11.322939	-19.42%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.450146	11.515266	-20.31%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.423804	11.161944	7.08%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.977353	10.201843	2.25%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.690276	18.342377	3.69%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.910083	13.798704	-7.45%	0

Additional Contract Options Elected Total - 3.05%
Variable account charges of the daily net assets of the variable account - 3.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.252467	11.572259	2.84%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.536235	16.422199	-11.40%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.234303	12.172033	8.35%	772
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.779962	11.747728	-0.27%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.974779	12.473759	-3.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.693995	11.859585	-6.57%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.218817	16.788611	-2.50%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.173360	11.994093	-1.47%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.459602	13.136208	5.43%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.194175	9.327354	-16.68%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.831931	10.839793	-8.39%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990007	10.867810	-1.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.235274	10.846778	-3.46%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.304525	10.824364	-4.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.194014	10.546180	-5.79%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.440192	14.191666	-8.09%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.198016	11.904127	-2.41%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.162126	11.788115	-3.08%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.100855	11.520448	3.78%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.959794	19.844670	-13.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.092526	13.698112	-19.86%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.837489	9.480977	-19.91%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.239712	14.322123	-11.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823342	10.744163	-0.73%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.082056	13.444840	2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.932650	16.732888	-6.69%	209
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.800710	8.401215	-4.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.014937	13.880387	-18.42%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.945637	14.682174	-13.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.948607	11.213487	-13.40%	534
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.977317	14.401047	-3.85%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.283459	8.818407	-14.25%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.255885	10.813839	-3.93%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.349342	11.110518	-10.03%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.075947	13.832489	-1.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.910275	14.355071	-9.77%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.945693	22.268059	-34.40%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.149961	11.823746	-2.68%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.136907	13.642645	-3.50%	1,248
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.623047	10.116572	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.972790	-10.27%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.487804	13.140838	-2.57%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.413537	9.211825	-2.14%	15,870
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062028	10.314426	2.51%	14,100
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377056	9.124419	-12.07%	447
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.183315	8.486335	-7.59%	1,348
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.931212	7.517865	-5.21%	19,918
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.412542	13.500921	0.66%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.994815	12.072642	0.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375305	7.173767	-14.35%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.223459	8.650626	-6.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.769046	7.959725	-9.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.730598	9.307529	-4.35%	27,038
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.328311	8.732517	-6.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.168289	9.997996	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.530159	9.024550	-5.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.104057	8.414537	-7.57%	11,446
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.890854	9.563919	-3.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.594016	10.912604	3.01%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.508407	11.833186	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.773961	23.844596	-24.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.216565	15.172456	-24.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.853663	11.287080	3.99%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.418081	6.472936	-12.74%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.156923	6.892224	-15.50%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.177701	13.205631	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.139422	11.874114	-2.19%	14,852
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.984872	12.471826	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.987929	10.965866	-0.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.714116	12.322168	-3.08%	2,363
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.671308	12.973246	-5.11%	4,380
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.915311	11.791003	-1.04%	2,472
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.436685	12.702643	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.500539	16.536017	-5.51%	664
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.108327	8.831285	-3.04%	840
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.388913	11.655088	2.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.734120	7.653180	-12.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569168	10.996315	-18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724163	7.881676	-18.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.738329	8.198475	-6.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.396357	7.644729	-8.95%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.250616	8.569775	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.711268	9.197046	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.628297	11.177196	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.579986	15.198541	-8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.745736	15.293701	-8.67%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.417078	11.111402	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.787000	9.042564	2.91%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.043242	9.864136	-1.78%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.164268	11.177163	-15.09%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711107	12.009938	-5.52%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.182582	8.928979	-2.76%	1,251
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.760864	10.322644	-4.07%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.132386	13.280078	-6.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934943	11.475920	-11.28%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.288850	16.219825	-11.31%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.658367	2.524431	-5.04%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.280446	3.099281	-5.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.087092	11.682310	-3.35%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.853247	15.950794	-5.35%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.390053	11.973041	5.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.034145	10.806338	-2.06%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.886072	-1.14%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.356594	10.499776	-7.54%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.997038	11.272397	-19.47%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.393142	11.463926	-20.35%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420234	11.152372	7.03%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.937985	10.156376	2.20%	1,845
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.617459	18.257478	3.63%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.863063	13.748118	-7.50%	0

Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.208033	11.520626	2.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.463065	16.348953	-11.45%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.188033	12.115666	8.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.733445	11.695303	-0.33%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.936880	12.430915	-3.91%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.683088	11.843295	-6.62%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.150860	16.713737	-2.55%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.125325	11.940615	-1.52%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.410446	13.077655	5.38%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149943	9.285714	-16.72%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.785179	10.791401	-8.43%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.946648	10.819359	-1.16%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.202483	10.809551	-3.51%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.271537	10.787215	-4.30%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.161361	10.510007	-5.84%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.395119	14.142957	-8.13%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.149852	11.851022	-2.46%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.114143	11.735549	-3.13%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.057037	11.469075	3.73%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.869179	19.756159	-13.61%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.025062	13.637011	-19.90%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.796854	9.443565	-19.95%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.175617	14.258250	-11.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797327	10.712826	-0.78%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030417	13.384871	2.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.861877	16.658259	-6.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.788635	8.385379	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.965288	13.832748	-18.46%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.878726	14.616670	-13.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.904183	11.169267	-13.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.933619	14.351633	-3.90%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282589	8.813113	-14.29%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254934	10.807360	-3.98%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338736	11.095255	-10.08%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.020410	13.770822	-1.78%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.847510	14.291081	-9.82%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.811698	22.168724	-34.43%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.101997	11.771014	-2.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.081083	13.581776	-3.55%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619427	10.107907	-4.82%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.969720	-10.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.476225	13.122797	-2.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.390893	9.184942	-2.19%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.037844	10.284348	2.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.352092	9.097773	-12.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.161226	8.461560	-7.64%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.916207	7.499782	-5.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.359632	13.440746	0.61%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.959804	12.031210	0.60%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.363784	7.160205	-14.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.210778	8.634273	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.756975	7.944684	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.717226	9.289966	-4.40%	3,284
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.315490	8.716024	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.154305	9.979119	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.517062	9.007501	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.091525	8.398628	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.877270	9.545870	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579445	10.891994	2.95%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.492609	11.810856	2.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.648576	23.738256	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.147216	15.112616	-24.99%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.810828	11.236753	3.94%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.407899	6.460734	-12.79%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.137306	6.872111	-15.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.121735	13.146732	-6.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.128977	11.857786	-2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.973714	12.454693	-4.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.944522	10.916920	-0.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.663937	12.267221	-3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.617346	12.915385	-5.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.868304	11.738444	-1.09%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.425143	12.685197	-5.51%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.431426	16.462243	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071213	8.790775	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.343968	11.603127	2.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.722109	7.638719	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.515587	10.947234	-19.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.690812	7.850581	-18.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.726316	8.182993	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.384833	7.630302	-9.00%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.237900	8.553589	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.697905	9.179667	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.582367	11.127319	-3.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.514540	15.130748	-8.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.679609	15.225452	-8.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.372011	11.061854	-2.73%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.774897	9.025474	2.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.029444	9.845515	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.152966	11.161813	-15.14%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.660907	11.956338	-5.56%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.146323	8.889133	-2.81%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.718412	10.276627	-4.12%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.076597	13.220835	-6.08%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.890548	11.430643	-11.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.216643	16.147465	-11.36%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.653309	2.518320	-5.09%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.267477	3.085440	-5.57%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.039374	11.630218	-3.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.786718	15.879637	-5.40%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.380251	11.956588	5.06%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.024649	10.791481	-2.11%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.882690	-1.17%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.311753	10.452926	-7.59%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.941784	11.222110	-19.51%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.336308	11.412774	-20.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416671	11.142829	6.97%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.898730	10.111060	2.15%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.544974	18.173011	3.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.816129	13.697635	-7.55%	0

Additional Contract Options Elected Total - 3.15%
Variable account charges of the daily net assets of the variable account - 3.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.163764	11.469223	2.74%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.390139	16.275981	-11.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.141925	12.059527	8.24%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.687115	11.643132	-0.38%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.899119	12.388257	-3.96%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.672173	11.827007	-6.67%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.083115	16.639145	-2.60%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.077420	11.887314	-1.57%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.361385	13.019256	5.32%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.105903	9.244273	-16.76%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738605	10.743220	-8.48%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.903388	10.771053	-1.21%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169775	10.772451	-3.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238610	10.750162	-4.35%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.128757	10.473912	-5.88%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.350130	14.094359	-8.18%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.101862	11.798139	-2.51%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.066271	11.683158	-3.18%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.013376	11.417919	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.778909	19.668044	-13.66%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.957818	13.576141	-19.94%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.756391	9.406313	-19.99%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.111721	14.194617	-11.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.771348	10.681540	-0.83%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978946	13.325139	2.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.791310	16.583894	-6.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.776527	8.369507	-4.64%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.915735	13.785240	-18.51%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.812060	14.551428	-13.45%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.859893	11.125185	-13.49%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.890026	14.302378	-3.95%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.281717	8.807828	-14.34%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253977	10.800881	-4.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.328126	11.079997	-10.12%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.965002	13.709338	-1.83%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.784930	14.227312	-9.87%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.678202	22.069801	-34.47%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054173	11.718450	-2.79%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025479	13.521188	-3.60%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.615791	10.099251	-4.87%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.966641	-10.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.464653	13.104783	-2.67%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.368292	9.158123	-2.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.013671	10.254295	2.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.327170	9.071202	-12.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.139147	8.436818	-7.68%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.901204	7.481714	-5.31%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.306849	13.380754	0.56%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924902	11.989928	0.55%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.352287	7.146679	-14.43%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.198093	8.617953	-6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.744919	7.929653	-9.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.703884	9.272429	-4.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.302693	8.699582	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140334	9.960260	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503976	8.990485	-5.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.079033	8.382771	-7.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.863662	9.527806	-3.40%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564903	10.871432	2.90%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.476796	11.788543	2.72%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.523581	23.632305	-25.03%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.078079	15.052994	-25.03%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.768140	11.186624	3.89%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.397703	6.448513	-12.83%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.117713	6.852021	-15.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.065954	13.088054	-6.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.118553	11.841498	-2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.962565	12.437585	-4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.901310	10.868228	-0.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.613925	12.212492	-3.18%	2,181
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.563561	12.857748	-5.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.821421	11.686061	-1.15%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.413605	12.667761	-5.56%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.362624	16.388821	-5.61%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.034232	8.750432	-3.14%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.299146	11.551322	2.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.710116	7.624273	-12.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.462196	10.898367	-19.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657537	7.819596	-19.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.714298	8.167510	-6.27%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.373268	7.615853	-9.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225181	8.537411	-7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.684560	9.162306	-5.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.536588	11.077632	-3.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.449318	15.063221	-8.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.613756	15.157523	-8.77%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.327073	11.012461	-2.78%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.762785	9.008377	2.80%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.015643	9.826917	-1.88%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.141657	11.146452	-15.18%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.610890	11.902978	-5.61%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110197	8.849471	-2.86%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.676046	10.230729	-4.17%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.021010	13.161853	-6.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.846309	11.385536	-11.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.144710	16.075405	-11.40%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.648317	2.512301	-5.14%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.254592	3.071705	-5.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.991802	11.578287	-3.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.720396	15.808760	-5.45%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.370458	11.940157	5.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015165	10.776657	-2.17%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.879309	-1.21%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.267062	10.406259	-7.64%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.886740	11.172042	-19.55%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279686	11.361840	-20.43%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413109	11.133294	6.92%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.859660	10.065964	2.09%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.472697	18.088833	3.53%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.769369	13.647378	-7.60%	0

Additional Contract Options Elected Total - 3.25%
Variable account charges of the daily net assets of the variable account - 3.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.075673	11.366998	2.63%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.245001	16.130880	-11.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.050235	11.947972	8.12%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.594904	11.539367	-0.48%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.823814	12.303237	-4.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.650376	11.794489	-6.77%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.948339	16.490855	-2.70%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.982155	11.781393	-1.68%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.263855	12.903225	5.21%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018245	9.161850	-16.85%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.646042	10.647519	-8.57%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.817348	10.675055	-1.32%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.104587	10.698552	-3.66%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.173044	10.676443	-4.44%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063810	10.402047	-5.98%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.260516	13.997625	-8.28%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.006316	11.692922	-2.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.971052	11.579019	-3.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926474	11.316157	3.57%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.599189	19.492740	-13.75%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.824036	13.455133	-20.02%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675746	9.332153	-20.07%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.984556	14.068036	-11.99%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.719514	10.619196	-0.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.876507	13.206355	2.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.650879	16.436034	-6.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.752386	8.337888	-4.74%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.817063	13.690694	-18.59%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.679436	14.421745	-13.54%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.771706	11.037500	-13.58%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.803158	14.204286	-4.05%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.279970	8.797250	-14.42%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.252073	10.787927	-4.12%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306924	11.049543	-10.22%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.854830	13.587179	-1.93%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.660373	14.100498	-9.96%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.412546	21.873106	-34.54%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.959087	11.614044	-2.89%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.914838	13.400694	-3.69%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608532	10.081931	-4.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.960496	-10.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.441487	13.068760	-2.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.323206	9.104661	-2.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.965521	10.194487	2.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.277471	9.018235	-12.25%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.095154	8.387553	-7.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.871295	7.445710	-5.41%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.201879	13.261532	0.45%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.855319	11.907687	0.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.329268	7.119629	-14.52%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.172769	8.585364	-6.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.720858	7.899680	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.677163	9.237379	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.277075	8.666678	-6.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112439	9.922630	-1.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.477830	8.956510	-5.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.054035	8.351070	-7.76%	472
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.836541	9.491820	-3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535856	10.830374	2.80%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.445248	11.744027	2.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.274956	23.421737	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.940407	14.934342	-25.11%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.683170	11.086924	3.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.377332	6.424120	-12.92%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.078636	6.811999	-15.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.954979	12.971403	-7.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.097696	11.808940	-2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.940274	12.403410	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.815312	10.771382	-0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.514351	12.103593	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.456559	12.743169	-5.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.728137	11.581895	-1.25%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.390535	12.632944	-5.66%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.225623	16.242738	-5.71%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.960664	8.670232	-3.24%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210010	11.448403	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.686146	7.595448	-12.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355971	10.801217	-19.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.591305	7.757953	-19.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.690303	8.136623	-6.37%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.350217	7.587064	-9.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.199785	8.505133	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657911	9.127684	-5.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.445568	10.978911	-4.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.319489	14.928940	-8.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.482647	15.022412	-8.86%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.237662	10.914275	-2.88%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.738631	8.974284	2.70%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.988089	9.789797	-1.99%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119051	11.115809	-15.27%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.511395	11.796883	-5.71%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.038293	8.770588	-2.96%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.591807	10.139554	-4.27%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.910382	13.044539	-6.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.758203	11.295784	-11.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.001560	15.932138	-11.50%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.638263	2.500173	-5.23%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.228895	3.044312	-5.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.897214	11.475117	-3.55%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.588457	15.667845	-5.55%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.350867	11.907302	4.90%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.996195	10.747006	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.872536	-1.27%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.178152	10.313497	-7.74%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.777142	11.072432	-19.63%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.166993	11.260542	-20.52%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.405980	11.114205	6.81%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781841	9.976238	1.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.328906	17.921496	3.42%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.676185	13.547294	-7.69%	0

Additional Contract Options Elected Total - 3.40%
Variable account charges of the daily net assets of the variable account - 3.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.944665	11.215163	2.47%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.029232	15.915432	-11.72%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.913926	11.782352	7.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.457747	11.385223	-0.63%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711574	12.176679	-4.21%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.617707	11.745832	-6.91%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.747886	16.270595	-2.85%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840407	11.624010	-1.83%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.118824	12.730912	5.05%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.887890	9.039428	-16.98%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.508286	10.505294	-8.72%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.689439	10.532521	-1.47%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.007403	10.588505	-3.81%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.075244	10.566615	-4.59%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.966951	10.295026	-6.13%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.126898	13.853583	-8.42%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.864318	11.536750	-2.76%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.829441	11.424341	-3.42%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797247	11.165036	3.41%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.331957	19.232404	-13.88%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.625063	13.275393	-20.15%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.555649	9.221841	-20.20%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.795506	13.880134	-12.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.642184	10.526271	-1.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.724200	13.029954	2.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.442131	16.216510	-7.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.716229	8.290583	-4.88%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.669896	13.549867	-18.72%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.482182	14.229118	-13.67%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640390	10.907089	-13.71%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.673656	14.058251	-4.19%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.277350	8.781383	-14.56%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.249208	10.768490	-4.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.275140	11.003947	-10.36%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.690975	13.405718	-2.08%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.475135	13.912153	-10.10%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.017403	21.580911	-34.64%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.817651	11.458937	-3.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.750249	13.221694	-3.84%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.597611	10.055963	-5.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.951274	-10.49%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.406781	13.014833	-2.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255886	9.024936	-2.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.893585	10.105255	2.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.203285	8.939276	-12.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.029493	8.314118	-7.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.826600	7.391982	-5.55%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.045774	13.084444	0.30%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.751564	11.785236	0.29%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.294860	7.079238	-14.66%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.134866	8.536655	-6.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.684815	7.854844	-9.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.637214	9.185008	-4.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.238768	8.617532	-6.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.070703	9.866396	-2.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.438676	8.905712	-5.65%	4,607
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.016649	8.303711	-7.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.795921	9.438000	-3.65%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.492354	10.768989	2.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.398007	11.677470	2.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.905145	23.108927	-25.23%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.735362	14.757879	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.556801	10.938846	3.62%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.346871	6.387688	-13.06%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.020313	6.752342	-15.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.789926	12.798139	-7.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.066437	11.760208	-2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.906848	12.352219	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.687380	10.627509	-0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.366385	11.941982	-3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.297385	12.572943	-5.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.589467	11.427248	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355973	12.580840	-5.80%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.021856	16.025748	-5.85%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.851286	8.551157	-3.39%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.077451	11.295536	1.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.650265	7.552363	-12.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197990	10.656914	-19.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.492645	7.666257	-19.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.654388	8.090467	-6.52%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.315697	7.543989	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.161780	8.456885	-7.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.618011	9.075906	-5.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310156	10.832226	-4.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.126483	14.729533	-8.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.287750	14.821805	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.104768	10.768520	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.702466	8.923321	2.54%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946862	9.734311	-2.14%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.085189	11.069937	-15.40%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.363409	11.639302	-5.86%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.931405	8.653469	-3.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.466499	10.004088	-4.42%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.745811	12.870264	-6.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.626992	11.162305	-11.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.788643	15.719312	-11.63%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.623270	2.482133	-5.38%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.190668	3.003610	-5.86%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.756477	11.321828	-3.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.392260	15.458576	-5.70%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.321523	11.858167	4.74%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.967763	10.702654	-2.42%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.862398	-1.38%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.045957	10.175761	-7.88%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.614179	10.924500	-19.76%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.999447	11.110136	-20.64%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.395276	11.085602	6.64%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666157	9.843016	1.83%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.115202	17.673111	3.26%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.537307	13.398322	-7.83%	0

Maximum Additional Contract Options Elected Total - 3.65%
Variable account charges of the daily net assets of the variable account - 3.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.729293	10.966085	2.21%	0
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.674520	15.561978	-11.95%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578967	11.391271	7.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.232296	11.132376	-0.89%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.526294	11.968197	-4.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.563323	11.664995	-7.15%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.418359	15.909255	-3.10%	0
Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607429	11.365854	-2.08%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.880420	12.448251	4.78%	0
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.673667	8.838654	-17.19%	0
Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281843	10.271983	-8.95%	0
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.479115	10.298633	-1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.846980	10.407250	-4.05%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.913804	10.385701	-4.84%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807090	10.118754	-6.37%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.906335	13.616309	-8.65%	0

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.630861	11.280523	-3.01%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.596693	11.170652	-3.67%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.584819	10.917133	3.14%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.892667	18.805365	-14.10%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.297991	12.980552	-20.35%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357874	9.040562	-20.40%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.484671	13.571817	-12.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.514202	10.372835	-1.34%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.473865	12.740628	2.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.098949	15.856364	-7.27%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.656203	8.212223	-5.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.426958	13.317885	-18.93%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.157945	13.913125	-13.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.424091	10.692724	-13.94%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.459807	13.817602	-4.44%	0
Huntington VA Funds - Huntington VA International Equity Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.272975	8.754951	-14.78%	0

Huntington VA Funds - Huntington VA Situs Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.244433	10.736115	-4.52%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.222236	10.928206	-10.59%	0
Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.421658	13.108074	-2.34%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.170683	13.603215	-10.33%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.367948	21.101664	-34.81%	0
MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.585096	11.204426	-3.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.479742	12.928100	-4.09%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579447	10.012785	-5.36%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.935890	-10.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.349032	12.925308	-3.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.144588	8.893389	-2.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.774665	9.958027	1.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.080566	8.808930	-12.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.920853	8.192875	-8.16%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.752512	7.303090	-5.80%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.789162	12.793959	0.04%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.580343	11.583537	0.03%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.237673	7.012264	-14.88%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.071894	8.455902	-6.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624968	7.780565	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.570822	9.098175	-4.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.175133	8.536073	-6.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.001328	9.773133	-2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.373666	8.821529	-5.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.954527	8.225188	-8.14%	0
Nationwide Variable Insurance Trust - NVIT Cardinal SM Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.728461	9.348807	-3.90%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420132	10.667260	2.37%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.319553	11.567171	2.19%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.297255	22.595781	-25.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.397619	14.467799	-25.41%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349132	10.695994	3.35%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.296233	6.327251	-13.28%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.923808	6.653840	-16.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.518607	12.513919	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.014433	11.679280	-2.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.851239	12.267228	-4.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477110	10.391525	-0.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.123071	11.676782	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.035765	12.293744	-5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.361431	11.173495	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298420	12.494271	-6.05%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.687004	15.669906	-6.10%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.734563	8.416619	-3.64%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.859543	11.044758	1.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.590672	7.480939	-12.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938309	10.420191	-19.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.330137	7.515509	-19.45%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.594762	8.013974	-6.76%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.258397	7.472651	-9.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098651	8.376921	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.551729	8.990069	-5.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.087605	10.591643	-4.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.809162	14.402385	-8.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.967274	14.492624	-9.24%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886268	10.529366	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.642414	8.838867	2.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878377	9.642335	-2.39%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.028818	10.993741	-15.62%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.120138	11.380812	-6.10%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.755688	8.461315	-3.36%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.260572	9.781916	-4.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.475359	12.584440	-6.61%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.410871	10.942895	-11.83%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.438711	15.370253	-11.86%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 4 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.598439	2.452281	-5.62%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.127879	2.936896	-6.11%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.525160	11.070393	-3.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.069741	15.115276	-5.94%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272679	11.776525	4.47%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.920445	10.628967	-2.67%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.845468	-1.55%	0
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.828566	9.949713	-8.12%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.346296	10.681833	-19.96%	0
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.724038	10.863402	-20.84%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.377436	11.038000	6.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.475986	9.624464	1.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.167208	15.621206	2.99%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.308302	13.153193	-8.07%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account-II:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:
MidCap Growth Portfolio - Class S Shares (ALMCS)
34,853 shares (cost $482,425)	$393,142
Growth Fund - Class 1 (AFGF)
187,513 shares (cost $9,596,803)	9,763,810
High - Income Bond Fund - Class 1 (AFHY)
171,876 shares (cost $1,905,553)	1,811,578
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
94,114 shares (cost $1,119,589)	1,223,488
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
9,312,504 shares (cost $129,633,823)	123,670,050
Money Market Portfolio(TM) (CHSMM)
14,443,733 shares (cost $14,443,733)	14,443,733
Stock Index Fund, Inc. - Initial Shares (DSIF)
7,156,680 shares (cost $190,351,187)	210,978,938
Stock Index Fund, Inc. - Service Shares (DSIFS)
3,863,630 shares (cost $111,976,055)	114,015,735
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,307,730 shares (cost $28,294,592)	39,114,216
VA International Equity Fund (HVIE)
478,460 shares (cost $6,568,669)	6,042,947
VA Situs Fund (HVSIT)
934,455 shares (cost $13,943,697)	13,876,660
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
853,407 shares (cost $4,401,478)	5,854,375
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
390,826 shares (cost $10,936,253)	10,841,508
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,400,735 shares (cost $111,024,149)	111,238,027
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,070,628 shares (cost $12,197,828)	10,932,918
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
339,615 shares (cost $1,195,423)	1,755,809
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,209,893 shares (cost $91,556,135)	83,180,366
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
137,347 shares (cost $4,785,621)	5,139,523
Investors Growth Stock Series - Service Class (MIGSC)
878,764 shares (cost $8,338,232)	9,464,286
Value Series - Service Class (MVFSC)
25,295,325 shares (cost $254,554,294)	317,203,379
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
3,336,299 shares (cost $50,778,575)	50,011,124
Core Plus Fixed Income Portfolio - Class I (MSVFI)
156,268 shares (cost $1,542,164)	1,592,367
Core Plus Fixed Income Portfolio - Class II (MSVF2)
1,955,952 shares (cost $18,617,682)	19,892,027
Emerging Markets Debt Portfolio - Class I (MSEM)
430,765 shares (cost $3,361,757)	3,579,658
Emerging Markets Debt Portfolio - Class II (MSEMB)
122,960 shares (cost $958,075)	1,015,654
U.S. Real Estate Portfolio - Class I (MSVRE)
2,927 shares (cost $39,290)	39,718
U.S. Real Estate Portfolio - Class II (MSVREB)
344 shares (cost $3,800)	4,644

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Managed Allocation Fund - Moderate Growth II (VFMG2)
375,012 shares (cost $3,661,104)	3,311,355
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
3,724,349 shares (cost $51,986,183)	52,140,887
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
10,554,485 shares (cost $146,715,026)	147,340,604
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
174,209,898 shares (cost $2,871,450,268)	3,003,378,637
American Funds NVIT Bond Fund - Class II (GVABD2)
89,644,250 shares (cost $964,572,407)	1,024,633,772
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
5,939,430 shares (cost $123,503,456)	116,531,616
American Funds NVIT Growth Fund - Class II (GVAGR2)
3,934,612 shares (cost $214,313,045)	203,065,311
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
28,159,702 shares (cost $933,765,742)	1,005,301,344
Federated NVIT High Income Bond Fund - Class I (HIBF)
1,045,728 shares (cost $7,348,886)	6,839,064
Federated NVIT High Income Bond Fund - Class III (HIBF3)
14,885,503 shares (cost $99,632,126)	97,202,335
NVIT Emerging Markets Fund - Class I (GEM)
29,275 shares (cost $376,226)	297,434
NVIT Emerging Markets Fund - Class II (GEM2)
126,738 shares (cost $1,665,262)	1,272,453
NVIT Emerging Markets Fund - Class III (GEM3)
2,314,856 shares (cost $26,134,403)	23,472,640
NVIT Emerging Markets Fund - Class VI (GEM6)
4,341,125 shares (cost $45,469,068)	43,888,777
NVIT International Equity Fund - Class I (GIG)
4,469 shares (cost $38,804)	35,748
NVIT International Equity Fund - Class III (GIG3)
3,167,980 shares (cost $23,320,545)	25,375,519
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
3,023,864 shares (cost $24,055,887)	24,130,432
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
9,332,444 shares (cost $72,492,841)	72,699,742
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
3,056,371 shares (cost $26,581,288)	23,656,310
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
212,144 shares (cost $2,301,156)	2,108,713
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
17,601,320 shares (cost $147,401,334)	174,957,116
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2,785,654 shares (cost $24,326,878)	22,508,087
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
126,372,736 shares (cost $1,214,237,101)	1,259,936,177
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
209,651,134 shares (cost $1,954,446,945)	1,993,782,284
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
56,614,880 shares (cost $576,334,194)	581,434,818
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
191,123,392 shares (cost $1,814,440,535)	1,863,453,069
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
37,413,854 shares (cost $313,701,953)	343,085,038
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
54,845,619 shares (cost $539,918,688)	556,683,034
NVIT Core Bond Fund - Class I (NVCBD1)
253,752 shares (cost $2,754,936)	2,763,357

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Core Bond Fund - Class II (NVCBD2)
11,746,036 shares (cost $121,508,613)	127,561,954
NVIT Core Plus Bond Fund - Class II (NVLCP2)
3,554,919 shares (cost $39,951,224)	40,774,922
NVIT Fund - Class I (TRF)
13,697,975 shares (cost $134,890,338)	123,966,676
NVIT Fund - Class II (TRF2)
18,571,748 shares (cost $145,475,988)	167,517,168
NVIT Government Bond Fund - Class I (GBF)
34,130,843 shares (cost $402,023,235)	407,180,959
American Century NVIT Growth Fund - Class I (CAF)
2,312,149 shares (cost $20,859,213)	31,815,174
American Century NVIT Growth Fund -Class II (CAF2)
1,130,720 shares (cost $10,127,570)	10,266,934
NVIT International Index Fund - Class VIII (GVIX8)
2,631,299 shares (cost $20,553,000)	19,050,605
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
30,204,837 shares (cost $323,587,995)	264,292,320
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
38,150,552 shares (cost $479,308,295)	489,090,077
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
65,578,795 shares (cost $898,051,774)	906,298,942
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
50,840,750 shares (cost $505,324,103)	518,575,649
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
228,731,278 shares (cost $2,530,964,378)	2,362,794,104
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
125,696,535 shares (cost $1,447,007,029)	1,253,194,457
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,794,574 shares (cost $766,011,788)	756,335,625
NVIT Mid Cap Index Fund - Class I (MCIF)
5,607,732 shares (cost $96,554,541)	98,415,691
NVIT Money Market Fund - Class I (SAM)
654,574,047 shares (cost $654,574,047)	654,574,047
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
3,870,152 shares (cost $29,656,823)	33,825,129
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
19,143,566 shares (cost $156,605,774)	166,931,895
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
67,126 shares (cost $932,763)	559,834
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
652,440 shares (cost $8,035,815)	5,441,348
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
6,320,482 shares (cost $58,222,806)	52,396,793
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,046,839 shares (cost $9,545,321)	9,767,008
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
12,235,035 shares (cost $99,439,927)	113,541,122
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
410,360 shares (cost $3,631,962)	3,307,498
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
5,173,771 shares (cost $41,254,264)	41,597,121
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
17,234,418 shares (cost $127,959,453)	175,618,719
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
12,687,775 shares (cost $94,801,831)	128,019,648
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
26,703,581 shares (cost $226,464,945)	265,166,563

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
409,969 shares (cost $6,205,939)	6,284,822
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
1,416,233 shares (cost $22,014,813)	21,201,009
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
3,151,647 shares (cost $34,548,845)	31,138,271
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2,264,289 shares (cost $17,138,902)	22,008,894
NVIT Multi-Manager Small Company Fund - Class I (SCF)
4,222,731 shares (cost $83,228,718)	71,659,751
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2,508,672 shares (cost $37,914,275)	41,518,528
NVIT Multi-Sector Bond Fund - Class I (MSBF)
15,958,689 shares (cost $136,230,984)	138,361,835
NVIT Short Term Bond Fund - Class II (NVSTB2)
6,745,416 shares (cost $69,658,711)	69,545,236
NVIT Large Cap Growth Fund - Class I (NVOLG1)
22,453,087 shares (cost $339,889,280)	329,835,845
NVIT Large Cap Growth Fund - Class II (NVOLG2)
15,681,402 shares (cost $236,566,534)	229,732,537
Templeton NVIT International Value Fund - Class III (NVTIV3)
20,927,488 shares (cost $243,080,641)	222,459,193
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
13,212,503 shares (cost $110,093,605)	128,293,402
NVIT Real Estate Fund - Class I (NVRE1)
7,090,723 shares (cost $48,523,253)	64,241,951
NVIT Real Estate Fund - Class II (NVRE2)
7,063,920 shares (cost $51,734,223)	63,716,556
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
4,089 shares (cost $46,169)	44,166
VPS Growth and Income Portfolio - Class B (ALVGIB)
366,999 shares (cost $7,711,544)	6,554,604
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
3,474,322 shares (cost $49,722,539)	53,435,074
VP Balanced Fund - Class I (ACVB)
5,157,514 shares (cost $33,651,547)	33,575,418
VP Capital Appreciation Fund - Class I (ACVCA)
6,798 shares (cost $69,409)	89,873
VP Income & Growth Fund - Class I (ACVIG)
2,319,148 shares (cost $15,434,667)	14,239,571
VP Income & Growth Fund - Class II (ACVIG2)
730,677 shares (cost $4,928,778)	4,486,355
VP Inflation Protection Fund - Class II (ACVIP2)
21,187,142 shares (cost $230,194,295)	248,948,917
VP International Fund - Class I (ACVI)
2,127 shares (cost $18,833)	15,805
VP International Fund - Class III (ACVI3)
22 shares (cost $165)	164
VP Mid Cap Value Fund - Class I (ACVMV1)
506,604 shares (cost $6,536,982)	6,839,147
VP Mid Cap Value Fund - Class II (ACVMV2)
5,083,412 shares (cost $60,722,297)	68,626,060
VP Ultra(R) Fund - Class II (ACVU2)
535 shares (cost $3,777)	5,012
VP Value Fund - Class II (ACVV2)
161 shares (cost $911)	933
VP Vista(SM) Fund - Class I (ACVVS1)
358 shares (cost $4,106)	5,387

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Small Cap Stock Index Portfolio - Service Shares (DVSCS)
6,583,873 shares (cost $62,690,114)	80,125,736
Appreciation Portfolio - Initial Shares (DCAP)
870,391 shares (cost $29,908,500)	33,074,851
Appreciation Portfolio - Service Shares (DCAPS)
2,202,497 shares (cost $75,265,456)	83,122,253
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
65,447 shares (cost $1,599,367)	1,694,415
Growth and Income Portfolio - Initial Shares (DGI)
672,068 shares (cost $13,630,357)	12,742,415
Capital Appreciation Fund II - Service Shares (FCA2S)
268,388 shares (cost $1,590,265)	1,615,696
Quality Bond Fund II - Primary Shares (FQB)
985,797 shares (cost $10,552,998)	11,050,783
Quality Bond Fund II - Service Shares (FQBS)
3,735,329 shares (cost $40,509,490)	41,686,275
Equity-Income Portfolio - Initial Class (FEIP)
17,526,175 shares (cost $392,128,835)	327,564,217
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
1,027,238 shares (cost $9,041,510)	9,070,511
High Income Portfolio - Initial Class (FHIP)
9,867,316 shares (cost $55,866,670)	53,184,834
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
10,351,590 shares (cost $142,534,687)	142,851,946
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
4,391,584 shares (cost $88,836,720)	82,210,459
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
8,714,521 shares (cost $183,773,506)	160,434,328
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
515,939 shares (cost $4,961,239)	5,314,177
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
10,627,597 shares (cost $111,173,371)	109,039,146
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
942,720 shares (cost $8,938,004)	9,615,744
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
33,912,849 shares (cost $351,943,453)	344,893,677
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
717,582 shares (cost $6,604,408)	6,953,367
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2,473,581 shares (cost $24,928,161)	23,919,527
VIP Fund - Growth Portfolio - Initial Class (FGP)
8,902,234 shares (cost $273,560,492)	328,403,406
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2,440,963 shares (cost $87,544,618)	89,168,371
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
4,104,400 shares (cost $23,292,658)	22,040,628
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2,161,097 shares (cost $26,798,734)	27,791,712
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
31,036,414 shares (cost $381,160,716)	394,783,184
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
861,579 shares (cost $23,204,079)	24,925,479
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
8,160,751 shares (cost $235,752,806)	233,234,275
VIP Fund - Overseas Portfolio - Initial Class (FOP)
3,642,699 shares (cost $61,828,885)	49,649,984
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,687,706 shares (cost $34,048,586)	22,952,799

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
179,287 shares (cost $3,271,614)	2,423,955
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
3,962,337 shares (cost $62,165,980)	53,055,689
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
653,127 shares (cost $5,053,769)	5,721,390
Franklin Income Securities Fund - Class 2 (FTVIS2)
9,156,651 shares (cost $141,371,798)	131,123,238
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
3,070,976 shares (cost $55,091,965)	60,344,677
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
9,654,783 shares (cost $105,037,828)	149,938,781
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2,814,747 shares (cost $25,541,987)	26,346,032
Templeton Foreign Securities Fund - Class 2 (TIF2)
276,655 shares (cost $3,853,088)	3,474,789
Templeton Foreign Securities Fund - Class 3 (TIF3)
5,631,381 shares (cost $56,879,725)	70,448,575
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
5,880,818 shares (cost $104,635,776)	106,736,841
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2,854,064 shares (cost $20,990,736)	21,662,342
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
15,884,741 shares (cost $186,920,991)	171,396,355
Growth Portfolio - I Class Shares (AMTG)
686 shares (cost $13,652)	12,743
Partners Portfolio - I Class Shares (AMTP)
1,713 shares (cost $17,347)	17,117
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
348,105 shares (cost $4,482,462)	4,222,508
Socially Responsive Portfolio - I Class Shares (AMSRS)
1,922,397 shares (cost $27,755,726)	27,586,399
Balanced Fund/VA - Non-Service Shares (OVMS)
3,617,945 shares (cost $55,205,385)	40,882,776
Core Bond Fund/VA - Non-Service Shares (OVB)
4,584,759 shares (cost $47,183,388)	36,127,903
Global Securities Fund/VA - Class 3 (OVGS3)
1,806,584 shares (cost $54,392,452)	49,952,054
Global Securities Fund/VA - Class 4 (OVGS4)
2,225,676 shares (cost $69,218,463)	60,671,921
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,728,523 shares (cost $92,099,671)	102,385,229
Global Securities Fund/VA - Service Class (OVGSS)
270,530 shares (cost $7,483,646)	7,361,121
High Income Fund/VA - Class 3 (OVHI3)
251,160 shares (cost $522,218)	482,228
High Income Fund/VA - Class 4 (OVHI4)
3,689,111 shares (cost $7,520,932)	7,156,876
High Income Fund/VA - Non-Service Shares (OVHI)
12,261 shares (cost $69,851)	23,297
High Income Fund/VA - Service Class (OVHIS)
1,307,095 shares (cost $8,662,794)	2,496,551
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
542,268 shares (cost $11,402,951)	11,230,377
Main Street Fund(R)/VA - Service Class (OVGIS)
10,537,899 shares (cost $194,984,863)	216,343,064
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
233,432 shares (cost $3,797,941)	4,008,031

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2,940,377 shares (cost $35,148,147)	50,045,218
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
216,405 shares (cost $10,409,076)	10,184,010
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
1,900,149 shares (cost $21,867,061)	22,972,807
Low Duration Portfolio - Advisor Class (PMVLAD)
25,106,874 shares (cost $260,204,640)	260,609,351
Total Return Portfolio - Advisor Class (PMVTRD)
5,928,911 shares (cost $66,306,841)	65,336,598
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
167,311 shares (cost $3,033,729)	2,559,864
Putnam VT International Equity Fund - IB Shares (PVTIGB)
38,643 shares (cost $593,082)	366,721
Putnam VT Voyager Fund - IB Shares (PVTVB)
91,764 shares (cost $3,232,600)	2,914,429
V.I. Basic Value Fund - Series II (AVBV2)
676 shares (cost $3,980)	4,112
V.I. Capital Appreciation Fund - Series II (AVCA2)
271,107 shares (cost $6,912,105)	5,709,523
V.I. Capital Development Fund - Series II (AVCD2)
1,889,820 shares (cost $20,596,043)	22,791,233
Diversified Stock Fund Class A Shares (VYDS)
38,452 shares (cost $293,759)	347,991
Health Sciences Portfolio - II (TRHS2)
1,689,476 shares (cost $27,621,382)	27,116,090
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
497,909 shares (cost $5,681,366)	5,830,510
VIP Trust - Global Bond Fund: Initial Class (VWBF)
975,273 shares (cost $11,182,303)	11,420,452
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,096,565 shares (cost $11,483,975)	11,393,305
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,424,002 shares (cost $19,025,489)	14,809,621
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,770,673 shares (cost $58,722,347)	54,501,323
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
816,191 shares (cost $22,182,022)	25,097,875
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
10,291,151 shares (cost $97,927,607)	93,728,714
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
194,222 shares (cost $1,009,956)	1,006,691
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
923,913 shares (cost $4,737,150)	4,676,387
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2,670,688 shares (cost $14,362,539)	13,606,619
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
314,198 shares (cost $1,643,296)	1,631,286
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
1,668 shares (cost $29,259)	35,638
Advantage VT Opportunity Fund - Class 2 (SVOF)
14,215 shares (cost $201,005)	247,060
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
4,016,178 shares (cost $29,459,811)	30,844,249
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
998 shares (cost $8,179)	8,303
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
27,853 shares (cost $288,682)	293,569

(Continued)

Nationwide Variable Account-II
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2,270 shares (cost $43,073)	51,028

Total Investments	$29,793,995,282

Accounts Payable-U.S. Real Estate Portfolio - Class I (MSVRE)	4,639
Other Accounts Payable	(96,489)

$29,793,903,432

Contract Owners’ Equity:
Accumulation units	29,785,542,132
Contracts in payout (annuitization) period (note 1f)	8,361,300

Total Contract Owners’ Equity (note 5)	$29,793,903,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	Total	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CHSMM	DSIF
Investment Activity:
Reinvested dividends	$517,674,856	-	91,887	132,348	24,224	2,940,780	1,268	4,147,676
Mortality and expense risk charges (note 2)	(448,629,078)	(5,149)	(139,269)	(17,183)	(15,802)	(1,760,985)	(121,797)	(3,065,446)

Net investment income (loss)	69,045,778	(5,149)	(47,382)	115,165	8,422	1,179,795	(120,529)	1,082,230
Realized gain (loss) on investments	(726,415)	(109,103)	107,972	(14,852)	5,208	749,851	-	9,814,474
Change in unrealized gain (loss) on investments	(953,196,565)	66,458	(602,435)	(38,230)	34,133	(11,963,314)	1	(10,918,941)

Net gain (loss) on investments	(953,922,980)	(42,645)	(494,463)	(53,082)	39,341	(11,213,463)	1	(1,104,467)

Reinvested capital gains	85,173,364	-	-	-	28,110	3,122,639	-	1,562,507

Net increase (decrease) in contract owners’ equity resulting from operations	$(799,703,838)	(47,794)	(541,845)	62,083	75,873	(6,911,029)	(120,528)	1,540,270

	DSIFS	DSRG	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2
Investment Activity:
Reinvested dividends	$1,791,091	390,053	74,345	3,216	81,851	272,842	297,209	-
Mortality and expense risk charges (note 2)	(1,661,213)	(566,478)	(40,989)	(92,729)	(80,363)	(163,593)	(1,788,049)	(173,645)

Net investment income (loss)	129,878	(176,425)	33,356	(89,513)	1,488	109,249	(1,490,840)	(173,645)
Realized gain (loss) on investments	(515,046)	1,091,291	2,752	(8,647)	821,086	191,639	(2,104,706)	2,046,500
Change in unrealized gain (loss) on investments	(50,354)	(981,875)	(532,366)	(86,148)	(774,058)	(843,088)	(5,636,839)	(3,189,059)

Net gain (loss) on investments	(565,400)	109,416	(529,614)	(94,795)	47,028	(651,449)	(7,741,545)	(1,142,559)

Reinvested capital gains	731,611	-	-	-	-	566,308	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$296,089	(67,009)	(496,258)	(184,308)	48,516	24,108	(9,232,385)	(1,316,204)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	JAGTS	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2
Investment Activity:
Reinvested dividends	$-	468,933	28,081	27,532	4,010,336	375,302	60,574	759,703
Mortality and expense risk charges (note 2)	(26,666)	(1,817,057)	(100,420)	(172,928)	(5,464,287)	(493,913)	(22,761)	(356,502)

Net investment income (loss)	(26,666)	(1,348,124)	(72,339)	(145,396)	(1,453,951)	(118,611)	37,813	403,201
Realized gain (loss) on investments	108,743	(4,635,315)	697,687	520,546	12,847,215	346,428	(403)	(12,527)
Change in unrealized gain (loss) on investments	(275,263)	(42,385,904)	(3,494,518)	(460,050)	(17,119,075)	(1,804,417)	30,757	422,448

Net gain (loss) on investments	(166,520)	(47,021,219)	(2,796,831)	60,496	(4,271,860)	(1,457,989)	30,354	409,921

Reinvested capital gains	-	1,249,495	73,862	-	1,274,247	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(193,186)	(47,119,848)	(2,795,308)	(84,900)	(4,451,564)	(1,576,600)	68,167	813,122

	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	VFMG2	NVAMV1	NVAMV2
Investment Activity:
Reinvested dividends	$131,841	36,776	163	326	37	61,029	909,815	2,308,995
Mortality and expense risk charges (note 2)	(49,941)	(15,073)	(43)	(572)	(89)	(54,339)	(763,053)	(2,404,806)

Net investment income (loss)	81,900	21,703	120	(246)	(52)	6,690	146,762	(95,811)
Realized gain (loss) on investments	(17,129)	(5,537)	(932)	16,620	1,852	(70,855)	263,334	1,161,400
Change in unrealized gain (loss) on investments	100,551	26,669	-	(13,932)	(1,461)	(196,359)	(891,778)	(3,017,896)

Net gain (loss) on investments	83,422	21,132	(932)	2,688	391	(267,214)	(628,444)	(1,856,496)

Reinvested capital gains	41,069	11,623	-	-	-	-	137,253	380,763

Net increase (decrease) in contract owners’ equity resulting from operations	$206,391	54,458	(812)	2,442	339	(260,524)	(344,429)	(1,571,544)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM
Investment Activity:
Reinvested dividends	$31,452,254	19,670,044	1,076,657	530,274	7,984,832	655,182	6,963,511	2,572
Mortality and expense risk charges (note 2)	(40,200,382)	(15,761,877)	(1,798,738)	(3,148,314)	(14,790,005)	(119,739)	(1,332,719)	(5,359)

Net investment income (loss)	(8,748,128)	3,908,167	(722,081)	(2,618,040)	(6,805,173)	535,443	5,630,792	(2,787)
Realized gain (loss) on investments	179,686	(1,256,608)	(1,933,212)	(4,169,992)	(3,749,693)	(418,585)	3,775,393	(39,549)
Change in unrealized gain (loss) on investments	(16,676,602)	33,880,415	(9,782,123)	(5,714,866)	(23,884,988)	72,641	(7,065,820)	(57,044)

Net gain (loss) on investments	(16,496,916)	32,623,807	(11,715,335)	(9,884,858)	(27,634,681)	(345,944)	(3,290,427)	(96,593)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(25,245,044)	36,531,974	(12,437,416)	(12,502,898)	(34,439,854)	189,499	2,340,365	(99,380)

	GEM2	GEM3	GEM6	GIG	GIG3	NVIE6	NVNMO1	NVNMO2
Investment Activity:
Reinvested dividends	$7,409	212,076	250,991	520	368,930	277,424	499,109	132,866
Mortality and expense risk charges (note 2)	(24,429)	(415,597)	(839,119)	(508)	(396,126)	(369,558)	(1,178,412)	(392,571)

Net investment income (loss)	(17,020)	(203,521)	(588,128)	12	(27,196)	(92,134)	(679,303)	(259,705)
Realized gain (loss) on investments	(27,864)	(7,675,076)	(9,626,946)	1,071	(367,298)	940,738	1,984,473	(94,216)
Change in unrealized gain (loss) on investments	(377,713)	(1,496)	(3,988,277)	(5,750)	(2,872,659)	(3,620,754)	(13,163,847)	(3,503,958)

Net gain (loss) on investments	(405,577)	(7,676,572)	(13,615,223)	(4,679)	(3,239,957)	(2,680,016)	(11,179,374)	(3,598,174)

Reinvested capital gains	-	-	-	-	-	-	677,844	204,746

Net increase (decrease) in contract owners’ equity resulting from operations	$(422,597)	(7,880,093)	(14,203,351)	(4,667)	(3,267,153)	(2,772,150)	(11,180,833)	(3,653,133)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Investment Activity:
Reinvested dividends	$15,237	1,153,618	475,250	26,995,036	38,020,999	11,943,658	37,752,527	8,825,852
Mortality and expense risk charges (note 2)	(28,694)	(3,263,748)	(402,482)	(18,312,191)	(26,436,800)	(7,247,183)	(24,769,718)	(6,090,478)

Net investment income (loss)	(13,457)	(2,110,130)	72,768	8,682,845	11,584,199	4,696,475	12,982,809	2,735,374
Realized gain (loss) on investments	371,873	2,257,917	1,378,893	11,907	(157,807)	4,943,425	(334,802)	(339,662)
Change in unrealized gain (loss) on investments	(540,513)	(6,887,748)	(3,956,192)	(52,411,470)	(121,757,876)	(14,006,408)	(95,093,111)	(29,035,553)

Net gain (loss) on investments	(168,640)	(4,629,831)	(2,577,299)	(52,399,563)	(121,915,683)	(9,062,983)	(95,427,913)	(29,375,215)

Reinvested capital gains	-	-	355,769	7,339,091	10,895,379	2,688,951	11,062,859	3,343,151

Net increase (decrease) in contract owners’ equity resulting from operations	$(182,097)	(6,739,961)	(2,148,762)	(36,377,627)	(99,436,105)	(1,677,557)	(71,382,245)	(23,296,690)

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	CAF
Investment Activity:
Reinvested dividends	$12,216,571	75,163	3,824,745	865,578	1,548,132	1,587,845	12,702,778	201,749
Mortality and expense risk charges (note 2)	(7,308,585)	(30,866)	(2,568,332)	(545,612)	(1,786,256)	(3,147,247)	(6,961,166)	(461,534)

Net investment income (loss)	4,907,986	44,297	1,256,413	319,966	(238,124)	(1,559,402)	5,741,612	(259,785)
Realized gain (loss) on investments	567,042	22,771	2,344,806	351,008	(5,175,956)	(11,738,465)	2,212,745	2,398,610
Change in unrealized gain (loss) on investments	(17,845,617)	40,974	2,615,526	752,471	4,619,978	12,680,009	14,767,389	(2,806,152)

Net gain (loss) on investments	(17,278,575)	63,745	4,960,332	1,103,479	(555,978)	941,544	16,980,134	(407,542)

Reinvested capital gains	2,968,535	-	-	36,533	-	-	1,336,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,402,054)	108,042	6,216,745	1,459,978	(794,102)	(617,858)	24,058,253	(667,327)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Investment Activity:
Reinvested dividends	$59,011	496,427	5,573,086	8,157,953	14,031,068	10,365,705	51,852,281	28,191,360
Mortality and expense risk charges (note 2)	(39,537)	(285,690)	(5,682,943)	(5,803,488)	(10,205,122)	(6,644,720)	(40,375,591)	(23,438,517)

Net investment income (loss)	19,474	210,737	(109,857)	2,354,465	3,825,946	3,720,985	11,476,690	4,752,843
Realized gain (loss) on investments	(16,121)	(495,803)	(16,491,307)	227,017	1,661,708	(261,080)	280,095	(20,510,261)
Change in unrealized gain (loss) on investments	139,364	(2,856,612)	310,490	(6,890,276)	(29,486,529)	1,117,885	(51,379,389)	(33,685,157)

Net gain (loss) on investments	123,243	(3,352,415)	(16,180,817)	(6,663,259)	(27,824,821)	856,805	(51,099,294)	(54,195,418)

Reinvested capital gains	-	-	-	513,222	677,210	1,557,894	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142,717	(3,141,678)	(16,290,674)	(3,795,572)	(23,321,665)	6,135,684	(39,622,604)	(49,442,575)

	GVDMC	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6
Investment Activity:
Reinvested dividends	$16,806,515	797,087	375	512,719	1,971,158	10,692	121,841	1,020,426
Mortality and expense risk charges (note 2)	(12,339,572)	(1,491,859)	(9,036,899)	(536,068)	(3,184,076)	(11,307)	(91,023)	(886,984)

Net investment income (loss)	4,466,943	(694,772)	(9,036,524)	(23,349)	(1,212,918)	(615)	30,818	133,442
Realized gain (loss) on investments	(461,714)	560,765	-	1,571,686	100,072	(94,325)	(1,392,741)	(674,146)
Change in unrealized gain (loss) on investments	(1,357,344)	(5,226,560)	-	(5,658,845)	(17,722,290)	(31,310)	204,658	(9,471,630)

Net gain (loss) on investments	(1,819,058)	(4,665,795)	-	(4,087,159)	(17,622,218)	(125,635)	(1,188,083)	(10,145,776)

Reinvested capital gains	-	1,548,165	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,647,885	(3,812,402)	(9,036,524)	(4,110,508)	(18,835,136)	(126,250)	(1,157,265)	(10,012,334)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF
Investment Activity:
Reinvested dividends	$743	-	40,424	378,535	-	-	2,334,631	-
Mortality and expense risk charges (note 2)	(146,431)	(2,067,406)	(48,632)	(681,124)	(2,612,586)	(2,292,662)	(4,308,289)	(99,998)

Net investment income (loss)	(145,688)	(2,067,406)	(8,208)	(302,589)	(2,612,586)	(2,292,662)	(1,973,658)	(99,998)
Realized gain (loss) on investments	207,305	6,719,593	(14,831)	878,622	9,549,350	11,160,853	10,282,591	(270,602)
Change in unrealized gain (loss) on investments	(483,600)	(9,689,783)	(368,941)	(5,366,484)	(17,266,389)	(15,004,422)	(18,252,957)	(77,181)

Net gain (loss) on investments	(276,295)	(2,970,190)	(383,772)	(4,487,862)	(7,717,039)	(3,843,569)	(7,970,366)	(347,783)

Reinvested capital gains	-	-	118,443	1,486,602	-	-	1,158,382	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(421,983)	(5,037,596)	(273,537)	(3,303,849)	(10,329,625)	(6,136,231)	(8,785,642)	(447,781)

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1
Investment Activity:
Reinvested dividends	$-	158,169	73,889	435,578	210,616	5,766,416	1,184,151	2,525,686
Mortality and expense risk charges (note 2)	(316,989)	(475,175)	(357,190)	(1,085,348)	(655,698)	(2,081,899)	(1,221,290)	(5,028,831)

Net investment income (loss)	(316,989)	(317,006)	(283,301)	(649,770)	(445,082)	3,684,517	(37,139)	(2,503,145)
Realized gain (loss) on investments	443,448	(1,262,311)	118,953	(4,175,167)	(2,066,677)	(2,191,747)	391,112	1,149,225
Change in unrealized gain (loss) on investments	(1,902,744)	(636,292)	(1,454,048)	(666,964)	(480,843)	3,235,626	(603,266)	(11,481,323)

Net gain (loss) on investments	(1,459,296)	(1,898,603)	(1,335,095)	(4,842,131)	(2,547,520)	1,043,879	(212,154)	(10,332,098)

Reinvested capital gains	-	-	-	-	-	-	-	1,308,144

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,776,285)	(2,215,609)	(1,618,396)	(5,491,901)	(2,992,602)	4,728,396	(249,293)	(11,527,099)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2	ALVBWB	ALVGIB	ALVSVB
Investment Activity:
Reinvested dividends	$1,100,160	6,576,956	1,444,570	598,435	421,267	-	80,088	121,358
Mortality and expense risk charges (note 2)	(4,143,912)	(3,939,889)	(2,071,572)	(917,258)	(1,028,125)	(91)	(107,216)	(773,063)

Net investment income (loss)	(3,043,752)	2,637,067	(627,002)	(318,823)	(606,858)	(91)	(27,128)	(651,705)
Realized gain (loss) on investments	847,802	1,372,048	(416,831)	3,918,498	5,332,786	(41)	(715,629)	2,932,486
Change in unrealized gain (loss) on investments	(7,963,767)	(34,380,208)	(3,344,505)	(734,046)	(2,016,752)	(2,004)	1,112,476	(6,741,553)

Net gain (loss) on investments	(7,115,965)	(33,008,160)	(3,761,336)	3,184,452	3,316,034	(2,045)	396,847	(3,809,067)

Reinvested capital gains	913,646	241,593	-	278,438	277,097	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,246,071)	(30,129,500)	(4,388,338)	3,144,067	2,986,273	(2,136)	369,719	(4,460,772)

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVI4
Investment Activity:
Reinvested dividends	$668,673	-	224,790	65,884	9,109,023	331	3	8
Mortality and expense risk charges (note 2)	(473,513)	(1,388)	(191,748)	(72,832)	(3,462,666)	(303)	(3)	(1)

Net investment income (loss)	195,160	(1,388)	33,042	(6,948)	5,646,357	28	-	7
Realized gain (loss) on investments	389,961	11,646	(167,564)	(304,559)	3,142,131	5,683	22	32
Change in unrealized gain (loss) on investments	807,535	(17,607)	426,452	442,142	10,086,527	(8,320)	(52)	-

Net gain (loss) on investments	1,197,496	(5,961)	258,888	137,583	13,228,658	(2,637)	(30)	32

Reinvested capital gains	-	-	-	-	2,459,240	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,392,656	(7,349)	291,930	130,635	21,334,255	(2,609)	(30)	39

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	ACVMV1	ACVMV2	ACVU2	ACVVS1	DVSCS	DCAP	DCAPS	DVDLS
Investment Activity:
Reinvested dividends	$94,416	750,694	-	-	450,827	491,105	696,830	4,868
Mortality and expense risk charges (note 2)	(92,059)	(978,021)	(108)	(91)	(1,165,935)	(402,238)	(880,475)	(20,861)

Net investment income (loss)	2,357	(227,327)	(108)	(91)	(715,108)	88,867	(183,645)	(15,993)
Realized gain (loss) on investments	694,698	1,018,745	1,824	598	(276,231)	288,259	(110,160)	(90,792)
Change in unrealized gain (loss) on investments	(1,063,646)	(3,155,494)	(1,393)	(1,119)	774,737	1,830,568	4,605,397	24,240

Net gain (loss) on investments	(368,948)	(2,136,749)	431	(521)	498,506	2,118,827	4,495,237	(66,552)

Reinvested capital gains	185,964	1,585,878	-	-	180,331	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,627)	(778,198)	323	(612)	(36,271)	2,207,694	4,311,592	(82,545)

	DGI	FCA2S	FQB	FQBS	FEIP	FVSS2	FHIP	FAMP
Investment Activity:
Reinvested dividends	$179,574	9,770	629,530	2,415,308	8,529,868	74,999	3,704,346	2,967,493
Mortality and expense risk charges (note 2)	(192,187)	(28,688)	(158,680)	(735,071)	(4,777,737)	(180,500)	(768,333)	(2,129,315)

Net investment income (loss)	(12,613)	(18,918)	470,850	1,680,237	3,752,131	(105,501)	2,936,013	838,178
Realized gain (loss) on investments	559,642	24,275	19,409	294,248	(6,158,939)	(1,200,981)	(1,128,421)	565,756
Change in unrealized gain (loss) on investments	(1,079,186)	(145,242)	(366,671)	(1,729,168)	1,793,459	183,667	(236,192)	(7,785,316)

Net gain (loss) on investments	(519,544)	(120,967)	(347,262)	(1,434,920)	(4,365,480)	(1,017,314)	(1,364,613)	(7,219,560)

Reinvested capital gains	-	-	-	-	-	-	-	726,738

Net increase (decrease) in contract owners’ equity resulting from operations	$(532,157)	(139,885)	123,588	245,317	(613,349)	(1,122,815)	1,571,400	(5,654,644)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	FNRS2	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Investment Activity:
Reinvested dividends	$773,583	3,789,181	108,155	2,077,151	203,899	6,888,365	143,539	464,292
Mortality and expense risk charges (note 2)	(1,441,734)	(2,445,837)	(73,444)	(1,583,896)	(129,107)	(4,380,454)	(91,587)	(414,989)

Net investment income (loss)	(668,151)	1,343,344	34,711	493,255	74,792	2,507,911	51,952	49,303
Realized gain (loss) on investments	(4,616,316)	(3,815,369)	(47,935)	(473,981)	(132,434)	(249,131)	(223,095)	(818,657)
Change in unrealized gain (loss) on investments	(2,120,730)	1,567,029	(112,430)	(2,752,125)	(219,877)	(13,474,393)	(144,597)	(526,674)

Net gain (loss) on investments	(6,737,046)	(2,248,340)	(160,365)	(3,226,106)	(352,311)	(13,723,524)	(367,692)	(1,345,331)

Reinvested capital gains	-	-	27,771	562,206	36,905	1,318,347	21,006	72,546

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,405,197)	(904,996)	(97,883)	(2,170,645)	(240,614)	(9,897,266)	(294,734)	(1,223,482)

	FGP	FG2	FHIPR	FIGBS	FIGBP2	FMCS	FMC2	FOP
Investment Activity:
Reinvested dividends	$1,283,547	119,748	1,526,879	873,056	12,030,389	41,644	56,827	827,558
Mortality and expense risk charges (note 2)	(4,818,674)	(1,248,259)	(300,061)	(362,057)	(7,209,990)	(418,445)	(3,967,911)	(829,224)

Net investment income (loss)	(3,535,127)	(1,128,511)	1,226,818	510,999	4,820,399	(376,801)	(3,911,084)	(1,666)
Realized gain (loss) on investments	(1,173,028)	(2,380,823)	2,517,280	336,073	4,890,312	107,758	(746,414)	1,333,032
Change in unrealized gain (loss) on investments	971,173	499,281	(3,050,392)	(68,689)	1,164,428	(3,524,647)	(26,848,523)	(12,839,256)

Net gain (loss) on investments	(201,855)	(1,881,542)	(533,112)	267,384	6,054,740	(3,416,889)	(27,594,937)	(11,506,224)

Reinvested capital gains	1,253,598	269,866	-	748,306	11,376,584	47,717	446,500	123,690

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,483,384)	(2,740,187)	693,706	1,526,689	22,251,723	(3,745,973)	(31,059,521)	(11,384,200)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	FOPR	FO2	FO2R	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Investment Activity:
Reinvested dividends	$384,887	33,253	748,910	57,160	7,647,523	1,020,398	1,000,300	319,479
Mortality and expense risk charges (note 2)	(388,805)	(44,645)	(899,139)	(92,789)	(2,011,920)	(1,053,132)	(2,443,878)	(490,308)

Net investment income (loss)	(3,918)	(11,392)	(150,229)	(35,629)	5,635,603	(32,734)	(1,443,578)	(170,829)
Realized gain (loss) on investments	(626,677)	36,814	(4,155,340)	687,635	(2,972,293)	1,514,217	12,258,988	(2,498,885)
Change in unrealized gain (loss) on investments	(4,791,201)	(573,548)	(6,494,327)	(1,295,073)	(1,686,046)	1,090,945	(16,606,531)	(3,115,486)

Net gain (loss) on investments	(5,417,878)	(536,734)	(10,649,667)	(607,438)	(4,658,339)	2,605,162	(4,347,543)	(5,614,371)

Reinvested capital gains	58,558	7,011	108,894	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,363,238)	(541,115)	(10,691,002)	(643,067)	977,264	2,572,428	(5,791,121)	(5,785,200)

	TIF2	TIF3	FTVGI3	FTVFA2	AMTB	AMTG	AMINS	AMTP
Investment Activity:
Reinvested dividends	$75,396	1,390,865	6,161,593	3,144	6,934,625	-	-	-
Mortality and expense risk charges (note 2)	(65,335)	(1,314,099)	(1,609,810)	(313,571)	(3,220,196)	(193)	(7)	(310)

Net investment income (loss)	10,061	76,766	4,551,783	(310,427)	3,714,429	(193)	(7)	(310)
Realized gain (loss) on investments	163,587	509,671	1,453,221	790,311	(6,287,137)	6,699	(522)	5,416
Change in unrealized gain (loss) on investments	(639,255)	(9,760,218)	(9,649,489)	(1,269,714)	(30,885)	(6,526)	-	(6,876)

Net gain (loss) on investments	(475,668)	(9,250,547)	(8,196,268)	(479,403)	(6,318,022)	173	(522)	(1,460)

Reinvested capital gains	-	-	717,904	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(465,607)	(9,173,781)	(2,926,581)	(789,830)	(2,603,593)	(20)	(529)	(1,770)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	AMFAS	AMSRS	OVMS	OVB	OVGS3	OVGS4	OVGS	OVGSS
Investment Activity:
Reinvested dividends	$-	102,480	1,071,579	2,306,240	785,280	719,744	1,599,793	101,414
Mortality and expense risk charges (note 2)	(82,712)	(465,939)	(602,963)	(514,280)	(790,564)	(1,008,770)	(1,628,226)	(130,380)

Net investment income (loss)	(82,712)	(363,459)	468,616	1,791,960	(5,284)	(289,026)	(28,433)	(28,966)
Realized gain (loss) on investments	728,680	(832,132)	(1,167,336)	(3,308,468)	1,249,806	(593,653)	9,155,029	277,223
Change in unrealized gain (loss) on investments	(869,758)	(354,006)	540,337	4,069,721	(6,641,561)	(6,028,612)	(19,988,626)	(1,062,068)

Net gain (loss) on investments	(141,078)	(1,186,138)	(626,999)	761,253	(5,391,755)	(6,622,265)	(10,833,597)	(784,845)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(223,790)	(1,549,597)	(158,383)	2,553,213	(5,397,039)	(6,911,291)	(10,862,030)	(813,811)

	OVHI3	OVHI4	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS
Investment Activity:
Reinvested dividends	$55,010	704,722	4,492	293,961	102,716	1,343,375	23,704	176,710
Mortality and expense risk charges (note 2)	(7,497)	(117,862)	(443)	(45,690)	(156,367)	(3,924,742)	(53,942)	(728,564)

Net investment income (loss)	47,513	586,860	4,049	248,271	(53,651)	(2,581,367)	(30,238)	(551,854)
Realized gain (loss) on investments	10,667	596,792	(81,366)	(2,885,033)	140,383	(10,516,619)	582,351	2,622,797
Change in unrealized gain (loss) on investments	(79,705)	(1,488,525)	77,454	2,539,282	(263,162)	9,101,558	(782,465)	(3,413,977)

Net gain (loss) on investments	(69,038)	(891,733)	(3,912)	(345,751)	(122,779)	(1,415,061)	(200,114)	(791,180)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,525)	(304,873)	137	(97,480)	(176,430)	(3,996,428)	(230,352)	(1,343,034)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	OVAG	PMVFAD	PMVLAD	PMVTRD	PVGIB	PVTIGB	PVTVB	AVBV2
Investment Activity:
Reinvested dividends	$-	393,937	3,809,114	563,384	40,781	18,554	-	26
Mortality and expense risk charges (note 2)	(148,752)	(305,517)	(3,938,182)	(318,331)	(48,324)	(7,601)	(59,022)	(89)

Net investment income (loss)	(148,752)	88,420	(129,068)	245,053	(7,543)	10,953	(59,022)	(63)
Realized gain (loss) on investments	(121,631)	610,773	485,376	(2,822)	(606,386)	(32,882)	379,283	672
Change in unrealized gain (loss) on investments	(102,654)	425,383	(2,419,505)	(970,242)	437,749	(67,628)	(1,159,581)	(531)

Net gain (loss) on investments	(224,285)	1,036,156	(1,934,129)	(973,064)	(168,637)	(100,510)	(780,298)	141

Reinvested capital gains	-	73,207	-	835,917	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(373,037)	1,197,783	(2,063,197)	107,906	(176,180)	(89,557)	(839,320)	78

	AVCA2	AVCD2	VYDS	TRHS2	VWBFR	VWBF	VWEMR	VWEM
Investment Activity:
Reinvested dividends	$-	-	2,954	-	476,762	957,059	212,512	219,010
Mortality and expense risk charges (note 2)	(112,786)	(425,704)	(6,026)	(205,865)	(78,185)	(158,028)	(224,425)	(264,560)

Net investment income (loss)	(112,786)	(425,704)	(3,072)	(205,865)	398,577	799,031	(11,913)	(45,550)
Realized gain (loss) on investments	(114,742)	(4,005,304)	(57,508)	191,366	(16,148)	(112,445)	1,458,164	(2,137,349)
Change in unrealized gain (loss) on investments	(401,054)	2,139,793	16,550	(811,736)	(133,246)	(151,075)	(6,253,902)	(3,557,569)

Net gain (loss) on investments	(515,796)	(1,865,511)	(40,958)	(620,370)	(149,394)	(263,520)	(4,795,738)	(5,694,918)

Reinvested capital gains	-	-	-	-	121,547	243,995	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(628,582)	(2,291,215)	(44,030)	(826,235)	370,730	779,506	(4,807,651)	(5,740,468)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	VWHAR	VWHA	WRASP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF
Investment Activity:
Reinvested dividends	$627,033	380,837	934,560	402	10,772	60,038	2,610	-
Mortality and expense risk charges (note 2)	(869,340)	(413,264)	(1,434,858)	(1,449)	(6,770)	(30,436)	(2,812)	(468)

Net investment income (loss)	(242,307)	(32,427)	(500,298)	(1,047)	4,002	29,602	(202)	(468)
Realized gain (loss) on investments	(358,911)	2,234,334	1,577,566	(10,031)	(2,911)	(26,852)	(9,500)	2,076
Change in unrealized gain (loss) on investments	(12,271,602)	(8,124,985)	(10,208,797)	(3,265)	(63,776)	(755,920)	(12,010)	(1,575)

Net gain (loss) on investments	(12,630,513)	(5,890,651)	(8,631,231)	(13,296)	(66,687)	(782,772)	(21,510)	501

Reinvested capital gains	674,581	407,783	-	652	15,295	107,545	3,950	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,198,239)	(5,515,295)	(9,131,529)	(13,691)	(47,390)	(645,625)	(17,762)	33

	SVOF	WFVSCG	WFVSMV	WFVTRB	WFVOG2	NVAGF3	CSIEF3	GEF3
Investment Activity:
Reinvested dividends	$410	-	62	7,564	-	127,351	46,174	14,096
Mortality and expense risk charges (note 2)	(3,824)	(423,134)	(100)	(3,526)	(966)	(15,327)	(17,550)	(15,155)

Net investment income (loss)	(3,414)	(423,134)	(38)	4,038	(966)	112,024	28,624	(1,059)
Realized gain (loss) on investments	26,894	1,060,262	(493)	224	1,091	(313,065)	(41,389)	(425,178)
Change in unrealized gain (loss) on investments	(42,438)	(2,072,670)	(273)	3,548	(5,183)	100,870	(210,286)	385,062

Net gain (loss) on investments	(15,544)	(1,012,408)	(766)	3,772	(4,092)	(212,195)	(251,675)	(40,116)

Reinvested capital gains	-	-	-	11,330	541	173,773	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(18,958)	(1,435,542)	(804)	19,140	(4,517)	73,602	(223,051)	(41,175)

							(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	NVGWL6	WSCP
Investment Activity:
Reinvested dividends	$16,351	170,599
Mortality and expense risk charges (note 2)	(19,013)	(350,634)

Net investment income (loss)	(2,662)	(180,035)
Realized gain (loss) on investments	154,220	2,404,597
Change in unrealized gain (loss) on investments	(229,888)	(4,313,690)

Net gain (loss) on investments	(75,668)	(1,909,093)

Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(78,330)	(2,089,128)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		ALMCS		AFGF		AFHY
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$69,045,778	(39,770,690)	(5,149)	(4,751)	(47,382)	(36,190)	115,165	114,359
Realized gain (loss) on investments	(726,415)	(411,632,210)	(109,103)	(52,335)	107,972	41,929	(14,852)	393,524
Change in unrealized gain (loss) on investments	(953,196,565)	2,832,478,785	66,458	128,460	(602,435)	1,696,018	(38,230)	(300,617)
Reinvested capital gains	85,173,364	116,160,217	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(799,703,838)	2,497,236,102	(47,794)	71,374	(541,845)	1,701,757	62,083	207,266

Equity transactions:
Purchase payments received from contract owners (note 3)	6,928,864,729	4,997,174,244	-	-	23,378	25,162	5,320	3,982
Transfers between funds	-	-	390	(1,329)	(68,084)	(248,274)	34,491	(71,163)
Redemptions (note 3)	(2,865,907,300)	(2,213,555,252)	(11,918)	(50,237)	(627,123)	(782,185)	(75,948)	(88,161)
Annuity benefits	(1,665,603)	(1,798,113)	-	-	(641)	(574)	(1,378)	(1,298)
Contract maintenance charges (note 2)	(112,337,217)	(64,398,005)	(5)	(5)	(3,784)	(4,025)	(626)	(732)
Contingent deferred sales charges (note 2)	(20,837,633)	(19,999,120)	-	-	(493)	(242)	-	-
Adjustments to maintain reserves	(36,260)	(413,602)	(10)	(1)	403	216	1,582	454

Net equity transactions	3,928,080,716	2,697,010,152	(11,543)	(51,572)	(676,344)	(1,009,922)	(36,559)	(156,918)

Net change in contract owners’ equity	3,128,376,878	5,194,246,254	(59,337)	19,802	(1,218,189)	691,835	25,524	50,348
Contract owners’ equity beginning of period	26,665,526,554	21,471,280,300	452,475	432,673	10,981,996	10,290,161	1,786,167	1,735,819

Contract owners’ equity end of period	$29,793,903,432	26,665,526,554	393,138	452,475	9,763,807	10,981,996	1,811,691	1,786,167

CHANGES IN UNITS:
Beginning units	2,109,588,057	1,768,312,525	34,119	38,321	142,179	156,482	37,078	41,033
Units purchased	978,929,071	980,997,336	11,920	192	323	372	90,954	106,319
Units redeemed	(570,758,649)	(639,721,804)	(13,392)	(4,394)	(9,014)	(14,675)	(90,728)	(110,274)

Ending units	2,517,758,479	2,109,588,057	32,647	34,119	133,488	142,179	37,304	37,078

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AFGC		MLVGA3		CHSMM		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,422	7,098	1,179,795	51,890	(120,529)	(142,892)	1,082,230	1,081,316
Realized gain (loss) on investments	5,208	8,620	749,851	248,062	-	-	9,814,474	6,057,062
Change in unrealized gain (loss) on investments	34,133	41,511	(11,963,314)	4,945,273	1	-	(10,918,941)	22,351,997
Reinvested capital gains	28,110	6,086	3,122,639	486,456	-	5,376	1,562,507	-

Net increase (decrease) in contract owners’ equity resulting from operations	75,873	63,315	(6,911,029)	5,731,681	(120,528)	(137,516)	1,540,270	29,490,375

Equity transactions:
Purchase payments received from contract owners (note 3)	295	2,123	36,668,257	27,290,593	5,899,031	2,533,244	3,396,610	4,682,210
Transfers between funds	-	(75,000)	18,403,568	29,232,318	(2,113,449)	(4,086,369)	(6,861,391)	(5,629,042)
Redemptions (note 3)	(71,880)	(125,074)	(9,998,731)	(4,853,439)	(3,082,925)	(1,576,519)	(31,422,859)	(36,103,811)
Annuity benefits	(239)	(239)	-	-	(18,553)	(28,854)	(66,675)	(79,729)
Contract maintenance charges (note 2)	(759)	(834)	(7,709)	(3,714)	(601)	(909)	(140,380)	(158,962)
Contingent deferred sales charges (note 2)	-	-	(41,574)	(20,176)	-	-	(38,071)	(59,608)
Adjustments to maintain reserves	143	79	(388)	(3,333)	17	12	1,853	13,293

Net equity transactions	(72,440)	(198,945)	45,023,423	51,642,249	683,520	(3,159,395)	(35,130,913)	(37,335,649)

Net change in contract owners’ equity	3,433	(135,630)	38,112,394	57,373,930	562,992	(3,296,911)	(33,590,643)	(7,845,274)
Contract owners’ equity beginning of period	1,220,068	1,355,698	85,557,591	28,183,661	13,880,740	17,177,651	244,569,444	252,414,718

Contract owners’ equity end of period	$1,223,501	1,220,068	123,669,985	85,557,591	14,443,732	13,880,740	210,978,801	244,569,444

CHANGES IN UNITS:
Beginning units	36,578	42,499	6,572,107	2,338,768	1,300,472	1,588,787	8,556,559	10,005,487
Units purchased	9	65	5,150,285	5,247,675	1,237,541	445,069	389,033	443,657
Units redeemed	(2,130)	(5,986)	(1,706,075)	(1,014,336)	(1,146,787)	(733,384)	(1,602,388)	(1,892,585)

Ending units	34,457	36,578	10,016,317	6,572,107	1,391,226	1,300,472	7,343,204	8,556,559

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSIFS		DSRG		HVIE		HVSIT
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$129,878	79,260	(176,425)	(191,862)	33,356	(228)	(89,513)	(445)
Realized gain (loss) on investments	(515,046)	(871,161)	1,091,291	(774,588)	2,752	(11)	(8,647)	(143)
Change in unrealized gain (loss) on investments	(50,354)	13,240,912	(981,875)	6,371,680	(532,366)	6,643	(86,148)	19,111
Reinvested capital gains	731,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	296,089	12,449,011	(67,009)	5,405,230	(496,258)	6,404	(184,308)	18,523

Equity transactions:
Purchase payments received from contract owners (note 3)	19,668,645	14,966,916	744,087	814,615	3,677,562	237,893	6,391,741	429,339
Transfers between funds	(1,130,490)	(1,227,796)	(416,395)	(804,704)	2,682,926	18,214	7,402,818	67,835
Redemptions (note 3)	(13,755,888)	(9,195,424)	(6,194,893)	(5,385,669)	(78,605)	-	(231,292)	(93)
Annuity benefits	(37,700)	(38,333)	(2,620)	(2,372)	-	-	-	-
Contract maintenance charges (note 2)	(174,722)	(82,378)	(38,053)	(42,148)	(5,005)	-	(12,964)	(2)
Contingent deferred sales charges (note 2)	(94,351)	(107,672)	(5,122)	(10,435)	(88)	-	(4,839)	-
Adjustments to maintain reserves	(1,832)	(993)	(22)	1,697	(102)	2	(98)	(7)

Net equity transactions	4,473,662	4,314,320	(5,913,018)	(5,429,016)	6,276,688	256,109	13,545,366	497,072

Net change in contract owners’ equity	4,769,751	16,763,331	(5,980,027)	(23,786)	5,780,430	262,513	13,361,058	515,595
Contract owners’ equity beginning of period	109,245,768	92,482,437	45,094,184	45,117,970	262,513	-	515,595	-

Contract owners’ equity end of period	$114,015,519	109,245,768	39,114,157	45,094,184	6,042,943	262,513	13,876,653	515,595

CHANGES IN UNITS:
Beginning units	7,353,016	7,000,385	1,858,295	2,105,786	25,460	-	45,685	-
Units purchased	2,908,956	2,133,320	71,852	49,938	674,086	25,794	1,424,829	45,699
Units redeemed	(2,538,242)	(1,780,689)	(310,884)	(297,429)	(26,784)	(334)	(209,253)	(14)

Ending units	7,723,730	7,353,016	1,619,263	1,858,295	672,762	25,460	1,261,261	45,685

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JPMMV1		JABS		JACAS		JAGTS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,488	(8,243)	109,249	146,970	(1,490,840)	(1,478,438)	(173,645)	(81,967)
Realized gain (loss) on investments	821,086	382,519	191,639	287,704	(2,104,706)	563,537	2,046,500	233,178
Change in unrealized gain (loss) on investments	(774,058)	841,739	(843,088)	415,208	(5,636,839)	7,307,648	(3,189,059)	1,355,173
Reinvested capital gains	-	-	566,308	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	48,516	1,216,015	24,108	849,882	(9,232,385)	6,392,747	(1,316,204)	1,506,384

Equity transactions:
Purchase payments received from contract owners (note 3)	43,629	44,798	101,300	208,800	19,549,331	24,392,579	2,624,036	1,091,499
Transfers between funds	573,079	11,044	26,667	182,789	(15,615,474)	(326,944)	926,695	3,301,854
Redemptions (note 3)	(1,457,349)	(693,178)	(2,267,313)	(1,869,065)	(10,902,517)	(11,213,552)	(1,766,216)	(586,665)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,558)	(2,630)	(990)	(1,091)	(342,751)	(179,548)	(2,855)	(2,406)
Contingent deferred sales charges (note 2)	(1,168)	(595)	(3,097)	(8,647)	(79,193)	(85,264)	(4,444)	(2,548)
Adjustments to maintain reserves	(52)	599	(251)	213	(1,561)	(7,788)	(509)	(191)

Net equity transactions	(844,419)	(639,962)	(2,143,684)	(1,487,001)	(7,392,165)	12,579,483	1,776,707	3,801,543

Net change in contract owners’ equity	(795,903)	576,053	(2,119,576)	(637,119)	(16,624,550)	18,972,230	460,503	5,307,927
Contract owners’ equity beginning of period	6,650,267	6,074,214	12,961,037	13,598,156	127,862,332	108,890,102	10,472,391	5,164,464

Contract owners’ equity end of period	$5,854,364	6,650,267	10,841,461	12,961,037	111,237,782	127,862,332	10,932,894	10,472,391

CHANGES IN UNITS:
Beginning units	463,358	515,602	781,885	876,368	8,528,417	7,958,375	765,556	417,666
Units purchased	108,536	69,951	144,938	196,612	2,494,702	3,163,870	1,121,150	598,210
Units redeemed	(167,405)	(122,195)	(271,105)	(291,095)	(2,865,940)	(2,593,828)	(964,763)	(250,320)

Ending units	404,489	463,358	655,718	781,885	8,157,179	8,528,417	921,943	765,556

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAGTS		JAIGS2		JAIGS		MIGSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(26,666)	(29,251)	(1,348,124)	(1,634,785)	(72,339)	(77,451)	(145,396)	(162,818)
Realized gain (loss) on investments	108,743	164,380	(4,635,315)	(23,243,130)	697,687	1,087,912	520,546	196,227
Change in unrealized gain (loss) on investments	(275,263)	299,684	(42,385,904)	56,759,658	(3,494,518)	860,732	(460,050)	1,109,650
Reinvested capital gains	-	-	1,249,495	-	73,862	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(193,186)	434,813	(47,119,848)	31,881,743	(2,795,308)	1,871,193	(84,900)	1,143,059

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	9,127,376	10,998,350	-	(10)	84,705	159,901
Transfers between funds	(47,704)	(65,143)	(28,839,426)	(54,480,174)	(332,117)	(261,775)	(386,434)	(866,921)
Redemptions (note 3)	(211,711)	(526,666)	(15,391,266)	(17,021,268)	(1,015,321)	(1,848,999)	(2,227,412)	(1,754,225)
Annuity benefits	(461)	(407)	(13,264)	(10,542)	-	-	-	-
Contract maintenance charges (note 2)	(1,735)	(1,977)	(25,707)	(163,405)	(3,907)	(4,943)	(1,166)	(1,258)
Contingent deferred sales charges (note 2)	(121)	(344)	(69,170)	(138,130)	(724)	(2,519)	(10,543)	(16,968)
Adjustments to maintain reserves	(695)	(14)	5,919	1,825	(121)	(46)	(442)	(207)

Net equity transactions	(262,427)	(594,551)	(35,205,538)	(60,813,344)	(1,352,190)	(2,118,292)	(2,541,292)	(2,479,678)

Net change in contract owners’ equity	(455,613)	(159,738)	(82,325,386)	(28,931,601)	(4,147,498)	(247,099)	(2,626,192)	(1,336,619)
Contract owners’ equity beginning of period	2,211,439	2,371,177	165,505,647	194,437,248	9,286,940	9,534,039	12,090,332	13,426,951

Contract owners’ equity end of period	$1,755,826	2,211,439	83,180,261	165,505,647	5,139,442	9,286,940	9,464,140	12,090,332

CHANGES IN UNITS:
Beginning units	429,603	566,071	5,924,822	8,647,430	470,786	602,788	809,425	996,255
Units purchased	-	-	1,029,521	2,310,524	4,058	6,413	112,082	84,921
Units redeemed	(51,111)	(136,468)	(2,500,942)	(5,033,132)	(83,693)	(138,415)	(283,206)	(271,751)

Ending units	378,492	429,603	4,453,401	5,924,822	391,151	470,786	638,301	809,425

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVFSC		MVIVSC		MSVFI		MSVF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,453,951)	(1,470,991)	(118,611)	(59,679)	37,813	92,507	403,201	845,402
Realized gain (loss) on investments	12,847,215	(1,638,522)	346,428	11,359	(403)	(79,391)	(12,527)	(125,112)
Change in unrealized gain (loss) on investments	(17,119,075)	32,748,631	(1,804,417)	1,036,966	30,757	101,893	422,448	507,809
Reinvested capital gains	1,274,247	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,451,564)	29,639,118	(1,576,600)	988,646	68,167	115,009	813,122	1,228,099

Equity transactions:
Purchase payments received from contract owners (note 3)	33,239,620	29,890,254	24,913,927	7,924,615	24,813	33,644	224,748	476,070
Transfers between funds	(13,983,358)	(31,204,677)	12,845,954	6,267,926	17,119	(58,424)	(1,258,799)	(933,517)
Redemptions (note 3)	(36,189,614)	(26,173,318)	(1,063,394)	(138,260)	(497,769)	(177,304)	(2,787,979)	(2,271,970)
Annuity benefits	(6,096)	(4,971)	-	-	-	-	(7,537)	(7,023)
Contract maintenance charges (note 2)	(1,136,632)	(1,195,715)	(133,248)	(5,135)	(542)	(564)	(22,307)	(23,660)
Contingent deferred sales charges (note 2)	(283,580)	(350,202)	(9,665)	(865)	(881)	(311)	(10,959)	(31,566)
Adjustments to maintain reserves	(695)	5,360	(703)	(2,123)	(59)	(77)	(448)	201

Net equity transactions	(18,360,355)	(29,033,269)	36,552,871	14,046,158	(457,319)	(203,036)	(3,863,281)	(2,791,465)

Net change in contract owners’ equity	(22,811,919)	605,849	34,976,271	15,034,804	(389,152)	(88,027)	(3,050,159)	(1,563,366)
Contract owners’ equity beginning of period	340,015,538	339,409,689	15,034,804	-	1,981,504	2,069,531	22,942,651	24,506,017

Contract owners’ equity end of period	$317,203,619	340,015,538	50,011,075	15,034,804	1,592,352	1,981,504	19,892,492	22,942,651

CHANGES IN UNITS:
Beginning units	20,429,012	22,272,897	1,400,680	-	180,620	199,374	2,060,566	2,319,135
Units purchased	4,814,723	7,522,139	4,208,756	1,486,644	44,314	31,877	177,271	221,242
Units redeemed	(5,779,654)	(9,366,024)	(790,731)	(85,964)	(85,718)	(50,631)	(517,903)	(479,811)

Ending units	19,464,081	20,429,012	4,818,705	1,400,680	139,216	180,620	1,719,934	2,060,566

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSEM		MSEMB		VKVGR2		MSVRE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$81,900	119,017	21,703	34,198	120	-	(246)	200
Realized gain (loss) on investments	(17,129)	(27,641)	(5,537)	5,959	(932)	-	16,620	3,911
Change in unrealized gain (loss) on investments	100,551	252,089	26,669	63,280	-	-	(13,932)	7,685
Reinvested capital gains	41,069	-	11,623	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	206,391	343,465	54,458	103,437	(812)	-	2,442	11,796

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(25)	-	-	-	-	(5,026)	(9,869)
Transfers between funds	(103,024)	(139,966)	(22,519)	(59,252)	923	-	(9,705)	9,430
Redemptions (note 3)	(524,425)	(627,810)	(145,671)	(258,404)	(111)	-	122	13,525
Annuity benefits	-	-	-	-	-	-	(10,076)	(5,153)
Contract maintenance charges (note 2)	(2,167)	(2,700)	(202)	(255)	-	-	-	-
Contingent deferred sales charges (note 2)	(425)	(170)	(31)	(1,061)	-	-	-	57
Adjustments to maintain reserves	(78)	(142)	(115)	(41)	-	-	(349)	(3,387)

Net equity transactions	(630,119)	(770,813)	(168,538)	(319,013)	812	-	(25,034)	4,603

Net change in contract owners’ equity	(423,728)	(427,348)	(114,080)	(215,576)	-	-	(22,592)	16,399
Contract owners’ equity beginning of period	4,003,378	4,430,726	1,129,707	1,345,283	-	-	57,671	41,272

Contract owners’ equity end of period	$3,579,650	4,003,378	1,015,627	1,129,707	-	-	35,079	57,671

CHANGES IN UNITS:
Beginning units	172,642	206,910	56,191	72,537	-	-	312	-
Units purchased	-	-	3,278	3,830	592	-	-	660
Units redeemed	(26,452)	(34,268)	(11,544)	(20,176)	(592)	-	(312)	(348)

Ending units	146,190	172,642	47,925	56,191	-	-	-	312

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVREB		VFMG2		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(52)	74	6,690	(30,669)	146,762	48,393	(95,811)	14,578
Realized gain (loss) on investments	1,852	2,396	(70,855)	(110,405)	263,334	26,972	1,161,400	325,842
Change in unrealized gain (loss) on investments	(1,461)	211	(196,359)	494,316	(891,778)	1,045,072	(3,017,896)	3,426,235
Reinvested capital gains	-	-	-	-	137,253	136,535	380,763	410,638

Net increase (decrease) in contract owners’ equity resulting from operations	339	2,681	(260,524)	353,242	(344,429)	1,256,972	(1,571,544)	4,177,293

Equity transactions:
Purchase payments received from contract owners (note 3)	39,388	(563)	76,042	26,108	1,083,684	142,525	14,533,385	8,174,041
Transfers between funds	(39,388)	646	(61,810)	(250,360)	(4,593,749)	63,935,817	(8,210,128)	143,680,798
Redemptions (note 3)	-	(73)	(513,298)	(600,880)	(8,757,056)	(607,916)	(16,344,346)	(793,867)
Annuity benefits	(4,488)	(7,601)	-	-	(6,521)	-	(10,473)	-
Contract maintenance charges (note 2)	-	(11)	(1,595)	(1,677)	(26,400)	(1,550)	(373,450)	(51,957)
Contingent deferred sales charges (note 2)	-	-	(924)	(7,392)	(20,419)	(1,197)	(169,835)	(12,305)
Adjustments to maintain reserves	297	63	(27)	300	10,944	525	7,749	(30,804)

Net equity transactions	(4,191)	(7,539)	(501,612)	(833,901)	(12,309,517)	63,468,204	(10,567,098)	150,965,906

Net change in contract owners’ equity	(3,852)	(4,858)	(762,136)	(480,659)	(12,653,946)	64,725,176	(12,138,642)	155,143,199
Contract owners’ equity beginning of period	8,797	13,655	4,073,490	4,554,149	64,794,875	69,699	159,480,726	4,337,527

Contract owners’ equity end of period	$4,945	8,797	3,311,354	4,073,490	52,140,929	64,794,875	147,342,084	159,480,726

CHANGES IN UNITS:
Beginning units	27	27	334,971	407,960	4,645,835	5,595	11,529,269	349,190
Units purchased	3,393	2	57,319	8,258	190,825	4,737,018	2,206,410	11,482,377
Units redeemed	(3,393)	(2)	(98,551)	(81,247)	(1,073,039)	(96,778)	(2,978,337)	(302,298)

Ending units	27	27	293,739	334,971	3,763,621	4,645,835	10,757,342	11,529,269

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,748,128)	(5,135,295)	3,908,167	245,983	(722,081)	(732,820)	(2,618,040)	(2,208,220)
Realized gain (loss) on investments	179,686	(313,653)	(1,256,608)	(2,237,351)	(1,933,212)	(1,266,938)	(4,169,992)	(2,860,535)
Change in unrealized gain (loss) on investments	(16,676,602)	192,526,853	33,880,415	24,268,332	(9,782,123)	11,859,553	(5,714,866)	31,280,307
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,245,044)	187,077,905	36,531,974	22,276,964	(12,437,416)	9,859,795	(12,502,898)	26,211,552

Equity transactions:
Purchase payments received from contract owners (note 3)	1,022,701,603	712,887,949	285,562,009	225,685,723	26,636,675	22,090,984	39,921,287	32,202,433
Transfers between funds	(19,901,350)	41,057,714	(16,771,794)	32,314,699	1,437,876	42,501	2,035,175	2,290,735
Redemptions (note 3)	(89,968,002)	(62,031,108)	(45,389,095)	(27,849,860)	(10,836,924)	(8,075,407)	(17,512,597)	(10,854,285)
Annuity benefits	(2,813)	(2,624)	(8,783)	(433)	(6,220)	(3,275)	(4,604)	(4,490)
Contract maintenance charges (note 2)	(17,081,920)	(8,768,810)	(5,087,949)	(2,393,084)	(343,966)	(179,966)	(546,272)	(287,264)
Contingent deferred sales charges (note 2)	(1,586,944)	(1,150,427)	(834,019)	(527,216)	(100,775)	(65,682)	(146,169)	(117,620)
Adjustments to maintain reserves	11,723	(99,745)	8,251	(538)	246	(2,592)	(1,575)	(3,004)

Net equity transactions	894,172,297	681,892,949	217,478,620	227,229,291	16,786,912	13,806,563	23,745,245	23,226,505

Net change in contract owners’ equity	868,927,253	868,970,854	254,010,594	249,506,255	4,349,496	23,666,358	11,242,347	49,438,057
Contract owners’ equity beginning of period	2,134,450,386	1,265,479,532	770,625,661	521,119,406	112,182,446	88,516,088	191,823,320	142,385,263

Contract owners’ equity end of period	$3,003,377,639	2,134,450,386	1,024,636,255	770,625,661	116,531,942	112,182,446	203,065,667	191,823,320

CHANGES IN UNITS:
Beginning units	211,427,824	138,502,206	71,841,137	50,794,802	10,053,778	8,693,755	19,445,092	16,804,221
Units purchased	108,345,137	86,762,477	34,301,944	30,066,490	4,450,308	3,579,513	7,194,972	6,191,345
Units redeemed	(20,894,626)	(13,836,859)	(14,570,903)	(9,020,155)	(2,806,314)	(2,219,490)	(4,714,678)	(3,550,474)

Ending units	298,878,335	211,427,824	91,572,178	71,841,137	11,697,772	10,053,778	21,925,386	19,445,092

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,805,173)	(5,608,656)	535,443	651,919	5,630,792	5,561,433	(2,787)	(6,448)
Realized gain (loss) on investments	(3,749,693)	(6,507,905)	(418,585)	(500,730)	3,775,393	6,533,437	(39,549)	2,167
Change in unrealized gain (loss) on investments	(23,884,988)	79,624,930	72,641	889,712	(7,065,820)	(4,262,834)	(57,044)	73,524
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(34,439,854)	67,508,369	189,499	1,040,901	2,340,365	7,832,036	(99,380)	69,243

Equity transactions:
Purchase payments received from contract owners (note 3)	294,865,946	226,129,891	88	321	8,068,539	6,045,233	-	-
Transfers between funds	(2,762,862)	29,689,031	(405,304)	(693,079)	1,732,584	18,998,335	(38,817)	(45,611)
Redemptions (note 3)	(36,401,236)	(22,926,591)	(1,796,036)	(1,611,951)	(10,518,180)	(7,998,866)	(45,592)	(136,754)
Annuity benefits	(1,723)	(2,415)	(277)	(282)	(9,871)	(9,410)	(641)	(632)
Contract maintenance charges (note 2)	(4,760,859)	(2,282,780)	(1,095)	(1,336)	(6,233)	(6,615)	(135)	(199)
Contingent deferred sales charges (note 2)	(758,413)	(475,706)	(6,939)	(12,396)	(55,427)	(62,432)	(3)	(46)
Adjustments to maintain reserves	(8,140)	(20,422)	(254)	(284)	(469)	(681)	(378)	(3,325)

Net equity transactions	250,172,713	230,111,008	(2,209,817)	(2,319,007)	(789,057)	16,965,564	(85,566)	(186,567)

Net change in contract owners’ equity	215,732,859	297,619,377	(2,020,318)	(1,278,106)	1,551,308	24,797,600	(184,946)	(117,324)
Contract owners’ equity beginning of period	789,567,721	491,948,344	8,859,327	10,137,433	95,650,898	70,853,298	482,314	599,638

Contract owners’ equity end of period	$1,005,300,580	789,567,721	6,839,009	8,859,327	97,202,206	95,650,898	297,368	482,314

CHANGES IN UNITS:
Beginning units	94,709,952	64,562,256	540,532	689,492	7,280,016	6,014,764	18,106	25,866
Units purchased	43,246,817	39,245,276	98,053	38,355	5,368,529	5,824,170	-	-
Units redeemed	(12,874,215)	(9,097,580)	(232,686)	(187,315)	(5,414,615)	(4,558,918)	(3,603)	(7,760)

Ending units	125,082,554	94,709,952	405,899	540,532	7,233,930	7,280,016	14,503	18,106

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM2		GEM3		GEM6		GIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,020)	(29,964)	(203,521)	(477,949)	(588,128)	(851,822)	12	(108)
Realized gain (loss) on investments	(27,864)	(13,047)	(7,675,076)	(5,692,588)	(9,626,946)	(6,484,858)	1,071	5,082
Change in unrealized gain (loss) on investments	(377,713)	288,441	(1,496)	11,188,499	(3,988,277)	14,671,480	(5,750)	(1,698)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(422,597)	245,430	(7,880,093)	5,017,962	(14,203,351)	7,334,800	(4,667)	3,276

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,215,053	1,461,643	8,115,744	7,570,683	-	-
Transfers between funds	(24,169)	(108,960)	(4,735,882)	(1,794,095)	(6,626,973)	(126,870)	-	-
Redemptions (note 3)	(268,987)	(310,106)	(5,376,932)	(5,054,735)	(6,914,453)	(5,896,439)	(3,192)	(23,067)
Annuity benefits	-	-	(5,571)	(5,693)	-	(7,212)	-	-
Contract maintenance charges (note 2)	(424)	(462)	(14,203)	(18,119)	(6,825)	(7,226)	(36)	(38)
Contingent deferred sales charges (note 2)	(206)	(2,779)	(13,866)	(17,724)	(54,086)	(61,093)	-	-
Adjustments to maintain reserves	(97)	(104)	442	2,192	(754)	1,291	(31)	(6)

Net equity transactions	(293,883)	(422,411)	(8,930,959)	(5,426,531)	(5,487,347)	1,473,134	(3,259)	(23,111)

Net change in contract owners’ equity	(716,480)	(176,981)	(16,811,052)	(408,569)	(19,690,698)	8,807,934	(7,926)	(19,835)
Contract owners’ equity beginning of period	1,988,828	2,165,809	40,283,729	40,692,298	63,579,406	54,771,472	43,672	63,507

Contract owners’ equity end of period	$1,272,348	1,988,828	23,472,677	40,283,729	43,888,708	63,579,406	35,746	43,672

CHANGES IN UNITS:
Beginning units	52,785	66,147	1,413,626	1,637,414	2,890,791	2,858,691	3,675	6,007
Units purchased	6,775	5,095	164,028	309,359	832,414	1,029,748	-	-
Units redeemed	(15,443)	(18,457)	(502,603)	(533,147)	(1,124,728)	(997,648)	(289)	(2,332)

Ending units	44,117	52,785	1,075,051	1,413,626	2,598,477	2,890,791	3,386	3,675

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GIG3		NVIE6		NVNMO1		NVNMO2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(27,196)	(124,726)	(92,134)	(120,215)	(679,303)	(1,105,108)	(259,705)	(253,263)
Realized gain (loss) on investments	(367,298)	(3,948,851)	940,738	1,279,970	1,984,473	2,182,069	(94,216)	1,795,186
Change in unrealized gain (loss) on investments	(2,872,659)	7,497,128	(3,620,754)	1,475,501	(13,163,847)	3,233,777	(3,503,958)	(1,423,865)
Reinvested capital gains	-	-	-	-	677,844	8,019,402	204,746	1,483,066

Net increase (decrease) in contract owners’ equity resulting from operations	(3,267,153)	3,423,551	(2,772,150)	2,635,256	(11,180,833)	12,330,140	(3,653,133)	1,601,124

Equity transactions:
Purchase payments received from contract owners (note 3)	374,330	480,901	3,317,466	4,252,656	1,158,627	1,459,772	8,997,765	6,274,405
Transfers between funds	68,727	(1,422,899)	4,116,297	(997,220)	(2,704,805)	(5,528,129)	1,402,105	263,679
Redemptions (note 3)	(4,855,542)	(4,338,072)	(1,711,231)	(1,028,281)	(11,882,578)	(12,890,556)	(1,499,636)	(1,035,114)
Annuity benefits	(7,239)	(6,778)	-	-	(14,716)	(13,718)	-	-
Contract maintenance charges (note 2)	(12,937)	(15,052)	(72,967)	(26,941)	(45,683)	(53,392)	(85,748)	(26,781)
Contingent deferred sales charges (note 2)	(5,979)	(5,476)	(9,039)	(15,971)	(23,422)	(14,516)	(20,043)	(16,056)
Adjustments to maintain reserves	13,825	(1,755)	254	(1,004)	(1,792)	(503)	(501)	17,939

Net equity transactions	(4,424,815)	(5,309,131)	5,640,780	2,183,239	(13,514,369)	(17,041,042)	8,793,942	5,478,072

Net change in contract owners’ equity	(7,691,968)	(1,885,580)	2,868,630	4,818,495	(24,695,202)	(4,710,902)	5,140,809	7,079,196
Contract owners’ equity beginning of period	33,066,993	34,952,573	21,261,973	16,443,478	97,391,189	102,102,091	18,515,437	11,436,241

Contract owners’ equity end of period	$25,375,025	33,066,993	24,130,603	21,261,973	72,695,987	97,391,189	23,656,246	18,515,437

CHANGES IN UNITS:
Beginning units	1,753,932	2,072,015	2,754,847	2,369,404	11,003,045	13,158,118	2,127,346	1,491,186
Units purchased	163,083	106,050	1,682,280	1,452,165	426,205	468,940	2,297,649	2,381,516
Units redeemed	(406,471)	(424,133)	(908,350)	(1,066,722)	(2,010,909)	(2,624,013)	(1,302,676)	(1,745,356)

Ending units	1,510,544	1,753,932	3,528,777	2,754,847	9,418,341	11,003,045	3,122,319	2,127,346

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(13,457)	(7,393)	(2,110,130)	(3,153,667)	72,768	(173,791)	8,682,845	(5,010,888)
Realized gain (loss) on investments	371,873	(76,499)	2,257,917	(10,821,321)	1,378,893	(61,849)	11,907	-
Change in unrealized gain (loss) on investments	(540,513)	407,623	(6,887,748)	58,521,859	(3,956,192)	843,954	(52,411,470)	65,214,174
Reinvested capital gains	-	-	-	-	355,769	1,545,023	7,339,091	-

Net increase (decrease) in contract owners’ equity resulting from operations	(182,097)	323,731	(6,739,961)	44,546,871	(2,148,762)	2,153,337	(36,377,627)	60,203,286

Equity transactions:
Purchase payments received from contract owners (note 3)	158,705	124,197	10,710,831	6,969,526	4,788,842	4,643,245	404,792,668	316,256,961
Transfers between funds	422,185	205,753	(8,201,985)	(111,755,729)	706,694	5,511,038	12,410,216	151,570,777
Redemptions (note 3)	(253,130)	(295,484)	(22,992,218)	(16,800,769)	(2,807,771)	(948,472)	(36,141,060)	(21,451,626)
Annuity benefits	-	-	(2,781)	(2,412)	-	-	-	-
Contract maintenance charges (note 2)	(1,063)	(1,121)	(693,349)	(923,550)	(4,030)	(2,644)	(6,029,010)	(2,330,848)
Contingent deferred sales charges (note 2)	(748)	(1,767)	(204,935)	(257,983)	(35,767)	(6,434)	(648,042)	(418,181)
Adjustments to maintain reserves	(62)	213	(1,300)	8,432	162	3,857	(4,664)	(22,045)

Net equity transactions	325,887	31,791	(21,385,737)	(122,762,485)	2,648,130	9,200,590	374,380,108	443,605,038

Net change in contract owners’ equity	143,790	355,522	(28,125,698)	(78,215,614)	499,368	11,353,927	338,002,481	503,808,324
Contract owners’ equity beginning of period	1,964,901	1,609,379	203,082,579	281,298,193	22,008,706	10,654,779	921,933,574	418,125,250

Contract owners’ equity end of period	$2,108,691	1,964,901	174,956,881	203,082,579	22,508,074	22,008,706	1,259,936,055	921,933,574

CHANGES IN UNITS:
Beginning units	202,690	202,450	21,270,528	35,752,844	2,416,119	1,320,362	91,327,946	45,054,749
Units purchased	222,042	130,357	5,214,783	2,876,753	1,042,514	1,574,362	46,164,222	51,142,762
Units redeemed	(197,130)	(130,117)	(7,236,944)	(17,359,069)	(782,903)	(478,605)	(9,163,287)	(4,869,565)

Ending units	227,602	202,690	19,248,367	21,270,528	2,675,730	2,416,119	128,328,881	91,327,946

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,584,199	(7,220,893)	4,696,475	(1,059,856)	12,982,809	(5,779,827)	2,735,374	(2,331,637)
Realized gain (loss) on investments	(157,807)	(1,058,755)	4,943,425	2,738,635	(334,802)	(189,243)	(339,662)	(1,431,640)
Change in unrealized gain (loss) on investments	(121,757,876)	115,236,041	(14,006,408)	8,641,609	(95,093,111)	102,370,642	(29,035,553)	37,100,913
Reinvested capital gains	10,895,379	38,876	2,688,951	4,894,609	11,062,859	-	3,343,151	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,436,105)	106,995,269	(1,677,557)	15,214,997	(71,382,245)	96,401,572	(23,296,690)	33,337,636

Equity transactions:
Purchase payments received from contract owners (note 3)	835,255,553	535,391,180	158,098,491	125,505,941	700,007,455	489,583,698	12,840,436	11,061,991
Transfers between funds	5,991,743	146,183,989	81,061,529	58,005,137	10,111,955	269,920,662	1,115,152	162,280,216
Redemptions (note 3)	(39,667,171)	(20,141,798)	(29,740,793)	(13,441,569)	(85,249,293)	(27,303,340)	(25,119,040)	(8,492,879)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11,209,805)	(4,369,428)	(3,509,652)	(1,799,648)	(10,593,475)	(4,353,081)	(2,099,688)	(1,382,413)
Contingent deferred sales charges (note 2)	(839,931)	(593,610)	(447,860)	(292,926)	(1,125,118)	(605,046)	(247,980)	(285,435)
Adjustments to maintain reserves	(11,290)	(66,006)	(817)	(11,367)	(5,148)	(31,725)	(350)	(774)

Net equity transactions	789,519,099	656,404,327	205,460,898	167,965,568	613,146,376	727,211,168	(13,511,470)	163,180,706

Net change in contract owners’ equity	690,082,994	763,399,596	203,783,341	183,180,565	541,764,131	823,612,740	(36,808,160)	196,518,342
Contract owners’ equity beginning of period	1,303,699,380	540,299,784	377,651,311	194,470,746	1,321,688,824	498,076,084	379,893,041	183,374,699

Contract owners’ equity end of period	$1,993,782,374	1,303,699,380	581,434,652	377,651,311	1,863,452,955	1,321,688,824	343,084,881	379,893,041

CHANGES IN UNITS:
Beginning units	134,184,859	61,562,208	35,658,142	19,312,567	133,082,298	54,968,785	40,125,331	21,578,200
Units purchased	96,316,816	80,469,455	30,573,061	23,820,327	86,188,702	86,291,766	3,393,666	20,862,547
Units redeemed	(14,781,091)	(7,846,804)	(11,246,256)	(7,474,752)	(24,446,555)	(8,178,253)	(4,884,168)	(2,315,416)

Ending units	215,720,584	134,184,859	54,984,947	35,658,142	194,824,445	133,082,298	38,634,829	40,125,331

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,907,986	(1,465,474)	44,297	33,038	1,256,413	646,966	319,966	203,996
Realized gain (loss) on investments	567,042	(60,696)	22,771	115,093	2,344,806	4,919,162	351,008	501,432
Change in unrealized gain (loss) on investments	(17,845,617)	22,752,140	40,974	(13,961)	2,615,526	3,734,489	752,471	(215,740)
Reinvested capital gains	2,968,535	629,895	-	23,410	-	1,597,585	36,533	605,884

Net increase (decrease) in contract owners’ equity resulting from operations	(9,402,054)	21,855,865	108,042	157,580	6,216,745	10,898,202	1,459,978	1,095,572

Equity transactions:
Purchase payments received from contract owners (note 3)	186,647,527	151,849,580	165,016	54,444	7,763,878	7,545,169	11,563,400	10,494,267
Transfers between funds	2,560,929	64,125,081	542,575	(263,267)	(10,323,196)	(63,327,386)	3,499,028	3,740,832
Redemptions (note 3)	(22,226,014)	(10,214,723)	(396,735)	(553,047)	(20,295,386)	(13,185,388)	(2,756,305)	(1,760,868)
Annuity benefits	-	-	-	-	(1,920)	(1,790)	-	-
Contract maintenance charges (note 2)	(3,143,421)	(1,321,442)	(865)	(1,148)	(466,440)	(608,072)	(128,141)	(46,288)
Contingent deferred sales charges (note 2)	(348,014)	(155,663)	(697)	(636)	(151,259)	(170,474)	(16,056)	(19,029)
Adjustments to maintain reserves	(1,740)	(16,700)	(70)	(42)	(1,004)	(1,835)	(508)	(247)

Net equity transactions	163,489,267	204,266,133	309,224	(763,696)	(23,475,327)	(69,749,776)	12,161,418	12,408,667

Net change in contract owners’ equity	154,087,213	226,121,998	417,266	(606,116)	(17,258,582)	(58,851,574)	13,621,396	13,504,239
Contract owners’ equity beginning of period	402,595,617	176,473,619	2,346,078	2,952,194	144,820,312	203,671,886	27,153,406	13,649,167

Contract owners’ equity end of period	$556,682,830	402,595,617	2,763,344	2,346,078	127,561,730	144,820,312	40,774,802	27,153,406

CHANGES IN UNITS:
Beginning units	39,080,002	18,399,363	209,916	279,023	13,216,889	19,490,331	2,269,048	1,213,629
Units purchased	22,612,236	24,061,468	135,519	223,512	3,574,509	2,895,771	2,299,623	1,755,179
Units redeemed	(6,736,419)	(3,380,829)	(110,325)	(292,619)	(5,660,920)	(9,169,213)	(1,311,844)	(699,760)

Ending units	54,955,819	39,080,002	235,110	209,916	11,130,478	13,216,889	3,256,827	2,269,048

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRF		TRF2		GBF		CAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(238,124)	(456,509)	(1,559,402)	(2,821,285)	5,741,612	6,866,446	(259,785)	(240,887)
Realized gain (loss) on investments	(5,175,956)	(9,679,061)	(11,738,465)	(80,236,091)	2,212,745	12,947,598	2,398,610	964,925
Change in unrealized gain (loss) on investments	4,619,978	25,809,410	12,680,009	106,205,805	14,767,389	(16,894,962)	(2,806,152)	4,820,374
Reinvested capital gains	-	-	-	-	1,336,507	16,973,323	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(794,102)	15,673,840	(617,858)	23,148,429	24,058,253	19,892,405	(667,327)	5,544,412

Equity transactions:
Purchase payments received from contract owners (note 3)	1,954,192	2,391,674	3,279,098	3,774,644	18,346,424	21,315,574	642,476	803,640
Transfers between funds	(3,607,632)	(1,291,933)	(10,072,890)	(93,173,949)	(23,095,419)	(137,248,411)	686,393	(659,635)
Redemptions (note 3)	(18,364,044)	(19,367,464)	(23,548,338)	(16,930,243)	(60,738,031)	(55,463,393)	(4,991,713)	(5,063,332)
Annuity benefits	(67,453)	(66,122)	(1,811)	(1,611)	(25,894)	(26,288)	(8,554)	(10,437)
Contract maintenance charges (note 2)	(103,337)	(116,833)	(631,351)	(907,761)	(1,046,615)	(1,300,685)	(32,525)	(35,807)
Contingent deferred sales charges (note 2)	(18,270)	(25,900)	(196,285)	(254,646)	(346,713)	(495,013)	(7,399)	(11,000)
Adjustments to maintain reserves	13,528	(43,894)	(904)	6,735	1,121	(5,269)	448	1,009

Net equity transactions	(20,193,016)	(18,520,472)	(31,172,481)	(107,486,831)	(66,905,127)	(173,223,485)	(3,710,874)	(4,975,562)

Net change in contract owners’ equity	(20,987,118)	(2,846,632)	(31,790,339)	(84,338,402)	(42,846,874)	(153,331,080)	(4,378,201)	568,850
Contract owners’ equity beginning of period	144,949,030	147,795,662	199,307,248	283,645,650	450,027,933	603,359,013	36,193,330	35,624,480

Contract owners’ equity end of period	$123,961,912	144,949,030	167,516,909	199,307,248	407,181,059	450,027,933	31,815,129	36,193,330

CHANGES IN UNITS:
Beginning units	2,827,396	3,250,148	14,608,151	23,090,202	30,230,403	43,318,770	1,929,649	2,234,563
Units purchased	51,660	101,175	1,942,302	1,742,604	7,933,130	7,114,701	164,317	72,586
Units redeemed	(420,043)	(523,927)	(4,134,398)	(10,224,655)	(12,865,158)	(20,203,068)	(363,300)	(377,500)

Ending units	2,459,013	2,827,396	12,416,055	14,608,151	25,298,375	30,230,403	1,730,666	1,929,649

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CAF2		GVIX8		GVIDA		NVDBL2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$19,474	-	210,737	75,908	(109,857)	(722,254)	2,354,465	(357,141)
Realized gain (loss) on investments	(16,121)	-	(495,803)	(1,535,452)	(16,491,307)	(28,332,215)	227,017	314,373
Change in unrealized gain (loss) on investments	139,364	-	(2,856,612)	2,350,871	310,490	68,312,440	(6,890,276)	14,957,141
Reinvested capital gains	-	-	-	-	-	-	513,222	439,463

Net increase (decrease) in contract owners’ equity resulting from operations	142,717	-	(3,141,678)	891,327	(16,290,674)	39,257,971	(3,795,572)	15,353,836

Equity transactions:
Purchase payments received from contract owners (note 3)	6,515,616	-	3,526,416	3,994,236	4,610,804	9,328,251	218,095,273	151,250,084
Transfers between funds	3,652,806	-	3,941,371	30,412	(10,678,043)	(19,490,293)	17,074,496	52,335,534
Redemptions (note 3)	(39,194)	-	(1,199,126)	(813,937)	(54,500,702)	(60,122,627)	(13,470,230)	(3,140,532)
Annuity benefits	-	-	-	-	(14,469)	(11,856)	-	-
Contract maintenance charges (note 2)	(4,421)	-	(41,652)	(20,975)	(56,770)	(63,574)	(2,285,245)	(589,087)
Contingent deferred sales charges (note 2)	(552)	-	(11,669)	(6,120)	(298,822)	(421,905)	(244,911)	(63,307)
Adjustments to maintain reserves	(44)	-	(432)	57	4,963	13,821	(3,091)	(17,202)

Net equity transactions	10,124,211	-	6,214,908	3,183,673	(60,933,039)	(70,768,183)	219,166,292	199,775,490

Net change in contract owners’ equity	10,266,928	-	3,073,230	4,075,000	(77,223,713)	(31,510,212)	215,370,720	215,129,326
Contract owners’ equity beginning of period	-	-	15,977,303	11,902,303	341,516,454	373,026,666	273,719,201	58,589,875

Contract owners’ equity end of period	$10,266,928	-	19,050,533	15,977,303	264,292,741	341,516,454	489,089,921	273,719,201

CHANGES IN UNITS:
Beginning units	-	-	1,822,983	1,437,538	20,614,506	25,390,427	21,980,236	5,086,185
Units purchased	1,219,798	-	1,217,445	890,343	2,345,472	3,178,858	20,322,615	18,385,056
Units redeemed	(86,783)	-	(507,072)	(504,898)	(6,123,371)	(7,954,779)	(2,796,148)	(1,491,005)

Ending units	1,133,015	-	2,533,356	1,822,983	16,836,607	20,614,506	39,506,703	21,980,236

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVDCA2		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,825,946	(665,802)	3,720,985	1,939,327	11,476,690	3,962,847	4,752,843	2,092,417
Realized gain (loss) on investments	1,661,708	-	(261,080)	(1,083,406)	280,095	(5,445,074)	(20,510,261)	(23,249,284)
Change in unrealized gain (loss) on investments	(29,486,529)	32,879,135	1,117,885	12,559,582	(51,379,389)	201,544,115	(33,685,157)	168,825,643
Reinvested capital gains	677,210	666,586	1,557,894	881,635	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,321,665)	32,879,919	6,135,684	14,297,138	(39,622,604)	200,061,888	(49,442,575)	147,668,776

Equity transactions:
Purchase payments received from contract owners (note 3)	501,218,133	249,246,917	138,254,369	99,227,941	397,119,283	292,439,968	18,909,283	22,708,599
Transfers between funds	14,170,521	39,735,120	43,980,204	16,338,849	(73,223,684)	40,799,695	(31,103,442)	15,459,845
Redemptions (note 3)	(10,719,464)	(5,888,388)	(44,261,619)	(34,305,417)	(366,727,754)	(219,941,951)	(163,811,995)	(138,134,825)
Annuity benefits	-	-	(11,690)	(20,363)	(109,135)	(94,983)	(29,982)	(36,482)
Contract maintenance charges (note 2)	(4,370,123)	(1,300,339)	(2,449,428)	(1,361,614)	(8,911,084)	(5,658,321)	(4,458,196)	(4,164,559)
Contingent deferred sales charges (note 2)	(233,739)	(73,809)	(546,307)	(460,422)	(2,201,178)	(2,164,307)	(1,414,009)	(1,882,561)
Adjustments to maintain reserves	(6,684)	(31,065)	(1,060)	(2,566)	1,928	(4,384)	3,437	41,077

Net equity transactions	500,058,644	281,688,436	134,964,469	79,416,408	(54,051,624)	105,375,717	(181,904,904)	(106,008,906)

Net change in contract owners’ equity	476,736,979	314,568,355	141,100,153	93,713,546	(93,674,228)	305,437,605	(231,347,479)	41,659,870
Contract owners’ equity beginning of period	429,561,830	114,993,475	377,475,325	283,761,779	2,456,467,776	2,151,030,171	1,484,541,794	1,442,881,924

Contract owners’ equity end of period	$906,298,809	429,561,830	518,575,478	377,475,325	2,362,793,548	2,456,467,776	1,253,194,315	1,484,541,794

CHANGES IN UNITS:
Beginning units	32,219,088	9,516,319	29,968,371	23,544,842	166,698,445	159,101,261	92,239,100	99,614,695
Units purchased	42,034,142	24,295,246	20,869,615	15,314,617	53,288,743	36,315,923	6,082,366	9,000,819
Units redeemed	(4,586,208)	(1,592,477)	(10,180,571)	(8,891,088)	(56,389,814)	(28,718,739)	(17,582,822)	(16,376,414)

Ending units	69,667,022	32,219,088	40,657,415	29,968,371	163,597,374	166,698,445	80,738,644	92,239,100

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,466,943	2,181,089	(694,772)	(190,087)	(9,036,524)	(8,910,784)	(23,349)	(261,846)
Realized gain (loss) on investments	(461,714)	(1,137,506)	560,765	(2,003,839)	-	-	1,571,686	1,184,777
Change in unrealized gain (loss) on investments	(1,357,344)	40,907,646	(5,226,560)	21,773,133	-	-	(5,658,845)	4,159,962
Reinvested capital gains	-	-	1,548,165	101,280	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,647,885	41,951,229	(3,812,402)	19,680,487	(9,036,524)	(8,910,784)	(4,110,508)	5,082,893

Equity transactions:
Purchase payments received from contract owners (note 3)	127,648,171	98,689,063	13,183,693	7,481,742	302,275,346	345,990,936	484,026	472,509
Transfers between funds	11,037,413	15,364,742	2,506,583	(4,068,742)	118,974,495	(71,335,075)	(1,020,058)	(1,957,486)
Redemptions (note 3)	(80,845,288)	(52,882,248)	(12,824,031)	(12,326,854)	(321,996,751)	(309,469,725)	(6,234,279)	(6,463,827)
Annuity benefits	(117,861)	(112,480)	(9,068)	(8,212)	(88,129)	(145,631)	(1,503)	(1,436)
Contract maintenance charges (note 2)	(2,644,876)	(1,590,931)	(142,371)	(79,264)	(795,150)	(541,517)	(19,852)	(23,596)
Contingent deferred sales charges (note 2)	(664,390)	(625,795)	(46,177)	(107,494)	(1,241,313)	(1,240,899)	(10,122)	(9,533)
Adjustments to maintain reserves	(1,664)	8,320	(4,624)	1,594	28,281	(82,179)	(66)	14,043

Net equity transactions	54,411,505	58,850,671	2,664,005	(9,107,230)	97,156,779	(36,824,090)	(6,801,854)	(7,969,326)

Net change in contract owners’ equity	57,059,390	100,801,900	(1,148,397)	10,573,257	88,120,255	(45,734,874)	(10,912,362)	(2,886,433)
Contract owners’ equity beginning of period	699,275,963	598,474,063	99,563,812	88,990,555	566,434,180	612,169,054	44,737,453	47,623,886

Contract owners’ equity end of period	$756,335,353	699,275,963	98,415,415	99,563,812	654,554,435	566,434,180	33,825,091	44,737,453

CHANGES IN UNITS:
Beginning units	51,232,905	46,770,342	5,115,318	5,707,255	45,261,889	47,298,089	4,850,543	5,811,834
Units purchased	15,008,587	12,223,701	1,945,436	1,519,307	95,037,845	123,173,738	132,200	140,982
Units redeemed	(10,954,321)	(7,761,138)	(1,813,423)	(2,111,244)	(87,543,808)	(125,209,938)	(881,925)	(1,102,273)

Ending units	55,287,171	51,232,905	5,247,331	5,115,318	52,755,926	45,261,889	4,100,818	4,850,543

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMIG6		GVDIV2		GVDIV3		GVDIV6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,212,918)	(3,049,517)	(615)	3,144	30,818	64,522	133,442	365,359
Realized gain (loss) on investments	100,072	(12,445,712)	(94,325)	(82,171)	(1,392,741)	(1,215,017)	(674,146)	(531,169)
Change in unrealized gain (loss) on investments	(17,722,290)	42,786,867	(31,310)	111,040	204,658	1,453,894	(9,471,630)	3,409,451
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,835,136)	27,291,638	(126,250)	32,013	(1,157,265)	303,399	(10,012,334)	3,243,641

Equity transactions:
Purchase payments received from contract owners (note 3)	8,048,393	5,220,988	-	-	159,661	198,701	9,578,611	9,853,945
Transfers between funds	2,731,351	(89,198,097)	(35,064)	(61,510)	(72,374)	(415,796)	388,437	2,829,647
Redemptions (note 3)	(21,895,425)	(15,440,948)	(163,041)	(117,720)	(1,157,691)	(981,171)	(3,860,146)	(2,641,995)
Annuity benefits	(444)	(1,230)	-	-	-	-	(1,223)	(1,172)
Contract maintenance charges (note 2)	(695,399)	(868,566)	(88)	(112)	(2,681)	(3,540)	(251,491)	(161,908)
Contingent deferred sales charges (note 2)	(203,425)	(233,070)	(132)	(300)	(2,134)	(1,721)	(52,855)	(51,740)
Adjustments to maintain reserves	(865)	(3,883)	(57)	(44)	(84)	948	(786)	(1,860)

Net equity transactions	(12,015,814)	(100,524,806)	(198,382)	(179,686)	(1,075,303)	(1,202,579)	5,800,547	9,824,917

Net change in contract owners’ equity	(30,850,950)	(73,233,168)	(324,632)	(147,673)	(2,232,568)	(899,180)	(4,211,787)	13,068,558
Contract owners’ equity beginning of period	197,782,719	271,015,887	884,469	1,032,142	7,673,903	8,573,083	56,608,928	43,540,370

Contract owners’ equity end of period	$166,931,769	197,782,719	559,837	884,469	5,441,335	7,673,903	52,397,141	56,608,928

CHANGES IN UNITS:
Beginning units	21,858,795	33,492,360	58,167	70,793	485,438	567,848	5,274,892	4,221,490
Units purchased	4,324,627	7,857,457	4,852	1,693	63,166	47,927	1,918,445	2,128,965
Units redeemed	(5,436,126)	(19,491,022)	(18,094)	(14,319)	(132,734)	(130,337)	(1,258,244)	(1,075,563)

Ending units	20,747,296	21,858,795	44,925	58,167	415,870	485,438	5,935,093	5,274,892

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMLG1		NVMLG2		NVMLV1		NVMLV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(145,688)	(112,866)	(2,067,406)	(2,664,124)	(8,208)	(15,151)	(302,589)	(409,441)
Realized gain (loss) on investments	207,305	383,728	6,719,593	20,125,584	(14,831)	(87,586)	878,622	1,416,626
Change in unrealized gain (loss) on investments	(483,600)	260,056	(9,689,783)	(8,950,436)	(368,941)	44,478	(5,366,484)	1,538,284
Reinvested capital gains	-	440,757	-	5,742,403	118,443	129,945	1,486,602	1,765,438

Net increase (decrease) in contract owners’ equity resulting from operations	(421,983)	971,675	(5,037,596)	14,253,427	(273,537)	71,686	(3,303,849)	4,310,907

Equity transactions:
Purchase payments received from contract owners (note 3)	290,704	241,074	8,972,927	4,977,544	128,362	80,491	8,371,802	5,797,548
Transfers between funds	(485,705)	8,445,684	(4,759,740)	(41,661,883)	299,680	4,340,760	(690,247)	(567,308)
Redemptions (note 3)	(1,565,329)	(1,207,198)	(15,559,904)	(11,826,752)	(680,349)	(657,301)	(4,874,170)	(6,009,553)
Annuity benefits	(1,679)	(847)	(3,113)	(635)	-	-	-	-
Contract maintenance charges (note 2)	(6,278)	(5,106)	(324,632)	(465,339)	(1,661)	(1,109)	(101,654)	(53,348)
Contingent deferred sales charges (note 2)	(4,942)	(6,922)	(114,839)	(166,754)	(601)	(469)	(30,167)	(75,582)
Adjustments to maintain reserves	(2,397)	6,561	(268)	2,484	(36)	1,571	(702)	(2,009)

Net equity transactions	(1,775,626)	7,473,246	(11,789,569)	(49,141,335)	(254,605)	3,763,943	2,674,862	(910,252)

Net change in contract owners’ equity	(2,197,609)	8,444,921	(16,827,165)	(34,887,908)	(528,142)	3,835,629	(628,987)	3,400,655
Contract owners’ equity beginning of period	11,964,666	3,519,745	130,368,329	165,256,237	3,835,629	-	42,225,995	38,825,340

Contract owners’ equity end of period	$9,767,057	11,964,666	113,541,164	130,368,329	3,307,487	3,835,629	41,597,008	42,225,995

CHANGES IN UNITS:
Beginning units	1,296,267	435,720	14,383,005	20,688,233	368,018	-	4,831,835	4,932,338
Units purchased	192,874	1,402,739	3,430,101	6,657,280	103,491	528,512	1,995,582	1,377,784
Units redeemed	(384,862)	(542,192)	(4,664,357)	(12,962,508)	(130,012)	(160,494)	(1,682,170)	(1,478,287)

Ending units	1,104,279	1,296,267	13,148,749	14,383,005	341,497	368,018	5,145,247	4,831,835

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMG2		NVMMV2		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,612,586)	(2,593,143)	(2,292,662)	(2,759,734)	(1,973,658)	(1,026,449)	(99,998)	(73,557)
Realized gain (loss) on investments	9,549,350	5,405,112	11,160,853	(11,158,149)	10,282,591	(2,783,334)	(270,602)	(446,556)
Change in unrealized gain (loss) on investments	(17,266,389)	42,024,705	(15,004,422)	49,733,263	(18,252,957)	42,034,588	(77,181)	1,735,974
Reinvested capital gains	-	-	-	-	1,158,382	13,937,980	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,329,625)	44,836,674	(6,136,231)	35,815,380	(8,785,642)	52,162,785	(447,781)	1,215,861

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,677	2,640,074	7,801,314	4,751,018	6,422,922	6,030,212	162,553	184,189
Transfers between funds	(5,246,061)	(6,135,642)	(9,834,724)	(42,994,406)	(9,351,828)	(47,012,006)	722,364	719,513
Redemptions (note 3)	(25,622,702)	(24,900,668)	(16,624,168)	(11,884,505)	(34,246,478)	(33,354,228)	(1,238,804)	(809,174)
Annuity benefits	(18,674)	(17,607)	(1,797)	(1,547)	(402)	(323)	(2,054)	(1,764)
Contract maintenance charges (note 2)	(124,961)	(137,094)	(445,178)	(523,859)	(540,177)	(729,732)	(3,416)	(3,070)
Contingent deferred sales charges (note 2)	(19,095)	(18,544)	(150,043)	(176,921)	(150,529)	(199,120)	(5,569)	(5,436)
Adjustments to maintain reserves	1,387	12,828	731	(2,850)	(2,686)	45,067	(120)	75

Net equity transactions	(28,846,429)	(28,556,653)	(19,253,865)	(50,833,070)	(37,869,178)	(75,220,130)	(365,046)	84,333

Net change in contract owners’ equity	(39,176,054)	16,280,021	(25,390,096)	(15,017,690)	(46,654,820)	(23,057,345)	(812,827)	1,300,194
Contract owners’ equity beginning of period	214,795,021	198,515,000	153,409,464	168,427,154	311,821,109	334,878,454	7,097,649	5,797,455

Contract owners’ equity end of period	$175,618,967	214,795,021	128,019,368	153,409,464	265,166,289	311,821,109	6,284,822	7,097,649

CHANGES IN UNITS:
Beginning units	21,964,214	25,406,505	15,990,746	21,823,573	30,788,320	38,969,703	1,058,529	1,069,631
Units purchased	399,587	536,452	3,129,029	5,109,502	2,415,325	4,066,214	705,792	349,841
Units redeemed	(3,363,916)	(3,978,743)	(4,931,844)	(10,942,329)	(6,000,879)	(12,247,597)	(809,468)	(360,943)

Ending units	18,999,885	21,964,214	14,187,931	15,990,746	27,202,766	30,788,320	954,853	1,058,529

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCGF2		SCVF		SCVF2		SCF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(316,989)	(183,590)	(317,006)	(275,569)	(283,301)	(263,150)	(649,770)	(879,486)
Realized gain (loss) on investments	443,448	(1,095,952)	(1,262,311)	(2,652,184)	118,953	(4,865,702)	(4,175,167)	(7,211,594)
Change in unrealized gain (loss) on investments	(1,902,744)	3,840,433	(636,292)	11,264,017	(1,454,048)	10,430,506	(666,964)	25,989,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,776,285)	2,560,891	(2,215,609)	8,336,264	(1,618,396)	5,301,654	(5,491,901)	17,898,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,940,777	1,807,923	533,137	796,568	2,919,712	2,027,012	1,074,712	1,396,062
Transfers between funds	5,168,688	1,277,886	(3,004,799)	(105,012)	(891,295)	(5,755,418)	(2,416,619)	(3,109,420)
Redemptions (note 3)	(2,128,444)	(1,042,213)	(4,750,801)	(5,349,948)	(3,247,498)	(2,891,660)	(11,341,728)	(12,044,570)
Annuity benefits	-	-	(8,106)	(7,764)	(226)	(251)	(13,106)	(17,442)
Contract maintenance charges (note 2)	(25,590)	(12,513)	(17,358)	(19,992)	(26,549)	(16,373)	(41,636)	(46,573)
Contingent deferred sales charges (note 2)	(13,615)	(10,847)	(8,375)	(11,525)	(20,301)	(44,023)	(21,360)	(20,779)
Adjustments to maintain reserves	(378)	(496)	(1,557)	1,886	(11,358)	9,353	3,933	31,076

Net equity transactions	6,941,438	2,019,740	(7,257,859)	(4,695,787)	(1,277,515)	(6,671,360)	(12,755,804)	(13,811,646)

Net change in contract owners’ equity	5,165,153	4,580,631	(9,473,468)	3,640,477	(2,895,911)	(1,369,706)	(18,247,705)	4,086,661
Contract owners’ equity beginning of period	16,035,870	11,455,239	40,611,833	36,971,356	24,904,797	26,274,503	89,906,286	85,819,625

Contract owners’ equity end of period	$21,201,023	16,035,870	31,138,365	40,611,833	22,008,886	24,904,797	71,658,581	89,906,286

CHANGES IN UNITS:
Beginning units	1,120,559	983,361	1,869,906	2,126,736	1,184,181	1,573,837	2,424,228	2,862,552
Units purchased	1,573,297	428,200	77,187	174,827	359,725	430,716	79,266	96,063
Units redeemed	(1,159,740)	(291,002)	(416,718)	(431,657)	(408,110)	(820,372)	(430,441)	(534,387)

Ending units	1,534,116	1,120,559	1,530,375	1,869,906	1,135,796	1,184,181	2,073,053	2,424,228

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCF2		MSBF		NVSTB2		NVOLG1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(445,082)	(614,243)	3,684,517	4,672,818	(37,139)	(238,130)	(2,503,145)	(319,352)
Realized gain (loss) on investments	(2,066,677)	(3,986,958)	(2,191,747)	(1,231,851)	391,112	795,813	1,149,225	22,550
Change in unrealized gain (loss) on investments	(480,843)	13,852,684	3,235,626	3,774,161	(603,266)	(125,786)	(11,481,323)	1,370,722
Reinvested capital gains	-	-	-	-	-	141,285	1,308,144	116,357

Net increase (decrease) in contract owners’ equity resulting from operations	(2,992,602)	9,251,483	4,728,396	7,215,128	(249,293)	573,182	(11,527,099)	1,190,277

Equity transactions:
Purchase payments received from contract owners (note 3)	4,277,597	2,900,600	37,706,570	26,524,405	8,640,236	8,162,794	5,468,229	455,714
Transfers between funds	(2,199,794)	(2,506,445)	(2,971,089)	8,702,312	(5,527,365)	(3,009,730)	(26,271,087)	425,114,127
Redemptions (note 3)	(5,969,396)	(3,983,918)	(9,959,347)	(7,898,014)	(8,860,304)	(5,835,955)	(60,228,487)	(4,725,457)
Annuity benefits	(10,001)	(9,277)	(1,751)	(5,125)	(15,448)	(15,379)	(88,542)	(1,271)
Contract maintenance charges (note 2)	(59,473)	(43,849)	(483,169)	(164,513)	(271,716)	(228,924)	(197,408)	(12,016)
Contingent deferred sales charges (note 2)	(37,251)	(41,951)	(61,458)	(57,933)	(69,038)	(95,847)	(89,561)	(6,518)
Adjustments to maintain reserves	(4,094)	7,617	(950)	(679)	(842)	(424)	(18,148)	175,453

Net equity transactions	(4,002,412)	(3,677,223)	24,228,806	27,100,453	(6,104,477)	(1,023,465)	(81,425,004)	421,000,032

Net change in contract owners’ equity	(6,995,014)	5,574,260	28,957,202	34,315,581	(6,353,770)	(450,283)	(92,952,103)	422,190,309
Contract owners’ equity beginning of period	48,513,954	42,939,694	109,405,101	75,089,520	75,899,249	76,349,532	422,788,451	598,142

Contract owners’ equity end of period	$41,518,940	48,513,954	138,362,303	109,405,101	69,545,479	75,899,249	329,836,348	422,788,451

CHANGES IN UNITS:
Beginning units	2,354,378	2,565,425	8,055,038	5,998,819	7,264,937	7,363,311	30,384,486	46,211
Units purchased	513,055	421,885	4,777,007	4,266,332	2,412,673	2,238,464	614,853	31,041,956
Units redeemed	(687,138)	(632,932)	(3,038,071)	(2,210,113)	(3,001,375)	(2,336,838)	(6,428,000)	(703,681)

Ending units	2,180,295	2,354,378	9,793,974	8,055,038	6,676,235	7,264,937	24,571,339	30,384,486

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVOLG2		NVTIV3		EIF2		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,043,752)	(313,908)	2,637,067	197,415	(627,002)	(569,076)	(318,823)	372,744
Realized gain (loss) on investments	847,802	613,954	1,372,048	23,326,986	(416,831)	(8,484,501)	3,918,498	3,034,529
Change in unrealized gain (loss) on investments	(7,963,767)	1,017,862	(34,380,208)	(44,174,253)	(3,344,505)	24,057,433	(734,046)	7,676,131
Reinvested capital gains	913,646	100,130	241,593	31,669,310	-	-	278,438	5,350,740

Net increase (decrease) in contract owners’ equity resulting from operations	(9,246,071)	1,418,038	(30,129,500)	11,019,458	(4,388,338)	15,003,856	3,144,067	16,434,144

Equity transactions:
Purchase payments received from contract owners (note 3)	9,587,439	3,879,454	35,551,377	26,754,151	21,782,969	13,858,024	1,047,416	1,335,104
Transfers between funds	(30,678,992)	295,425,863	13,687,670	(108,808,506)	(640,096)	21,647,907	(1,527,120)	557,039
Redemptions (note 3)	(39,218,867)	(2,439,481)	(23,873,382)	(17,084,056)	(13,313,942)	(9,728,870)	(8,999,781)	(8,911,500)
Annuity benefits	(37,406)	(222)	(1,904)	(1,006)	(8,191)	(7,626)	(1,354)	(1,183)
Contract maintenance charges (note 2)	(166,416)	(19,656)	(1,066,892)	(1,095,186)	(452,981)	(405,793)	(29,237)	(31,428)
Contingent deferred sales charges (note 2)	(246,279)	(25,473)	(223,721)	(269,261)	(106,478)	(126,942)	(17,908)	(17,417)
Adjustments to maintain reserves	(7,139)	(127,342)	6,080	2,913	(1,566)	(2,073)	(198)	2,769

Net equity transactions	(60,767,660)	296,693,143	24,079,228	(100,500,951)	7,259,715	25,234,627	(9,528,182)	(7,066,616)

Net change in contract owners’ equity	(70,013,731)	298,111,181	(6,050,272)	(89,481,493)	2,871,377	40,238,483	(6,384,115)	9,367,528
Contract owners’ equity beginning of period	299,747,295	1,636,114	228,508,871	317,990,364	125,421,749	85,183,266	70,626,024	61,258,496

Contract owners’ equity end of period	$229,733,564	299,747,295	222,458,599	228,508,871	128,293,126	125,421,749	64,241,909	70,626,024

CHANGES IN UNITS:
Beginning units	21,739,959	126,715	16,971,191	24,685,147	8,163,585	6,274,173	7,607,257	8,476,274
Units purchased	2,210,015	22,312,953	6,775,590	4,700,709	2,855,357	5,368,354	766,455	1,320,083
Units redeemed	(6,609,798)	(699,709)	(4,580,033)	(12,414,665)	(2,337,174)	(3,478,942)	(1,789,648)	(2,189,100)

Ending units	17,340,176	21,739,959	19,166,748	16,971,191	8,681,768	8,163,585	6,584,064	7,607,257

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVRE2		ALVBWB		ALVGIB		ALVSVB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(606,858)	99,785	(91)	-	(27,128)	(126,864)	(651,705)	(436,563)
Realized gain (loss) on investments	5,332,786	2,312,063	(41)	-	(715,629)	(910,604)	2,932,486	(11,190)
Change in unrealized gain (loss) on investments	(2,016,752)	6,600,077	(2,004)	-	1,112,476	1,849,385	(6,741,553)	7,556,809
Reinvested capital gains	277,097	5,130,076	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,986,273	14,142,001	(2,136)	-	369,719	811,917	(4,460,772)	7,109,056

Equity transactions:
Purchase payments received from contract owners (note 3)	5,861,092	3,898,081	-	-	119,778	87,678	16,969,188	12,131,497
Transfers between funds	(3,164,279)	4,172,102	46,884	-	(340,550)	(836,866)	(782,142)	8,251,873
Redemptions (note 3)	(9,660,517)	(5,620,139)	(583)	-	(1,724,429)	(1,039,266)	(3,881,999)	(2,612,695)
Annuity benefits	-	-	-	-	-	-	-	(1,271)
Contract maintenance charges (note 2)	(8,343)	(8,502)	-	-	(711)	(869)	(185,625)	(70,164)
Contingent deferred sales charges (note 2)	(66,992)	(70,055)	-	-	(1,929)	(5,123)	(37,045)	(27,242)
Adjustments to maintain reserves	(740)	204	2	-	(176)	55	(1,725)	(9,765)

Net equity transactions	(7,039,779)	2,371,691	46,303	-	(1,948,017)	(1,794,391)	12,080,652	17,662,233

Net change in contract owners’ equity	(4,053,506)	16,513,692	44,167	-	(1,578,298)	(982,474)	7,619,880	24,771,289
Contract owners’ equity beginning of period	67,769,999	51,256,307	-	-	8,132,903	9,115,377	45,815,068	21,043,779

Contract owners’ equity end of period	$63,716,493	67,769,999	44,167	-	6,554,605	8,132,903	53,434,948	45,815,068

CHANGES IN UNITS:
Beginning units	7,395,551	7,149,290	-	-	585,653	733,419	2,060,999	1,172,611
Units purchased	2,380,446	2,495,391	4,898	-	99,342	90,498	1,462,866	1,669,451
Units redeemed	(3,130,609)	(2,249,130)	(65)	-	(235,117)	(238,264)	(858,678)	(781,063)

Ending units	6,645,388	7,395,551	4,833	-	449,878	585,653	2,665,187	2,060,999

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVB		ACVCA		ACVIG		ACVIG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$195,160	202,583	(1,388)	(1,399)	33,042	25,782	(6,948)	(14,135)
Realized gain (loss) on investments	389,961	233,150	11,646	5,489	(167,564)	(625,517)	(304,559)	(338,254)
Change in unrealized gain (loss) on investments	807,535	3,209,906	(17,607)	23,507	426,452	2,361,543	442,142	1,029,127
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,392,656	3,645,639	(7,349)	27,597	291,930	1,761,808	130,635	676,738

Equity transactions:
Purchase payments received from contract owners (note 3)	319,108	849,573	(763)	(147)	256,700	364,573	71,184	142,309
Transfers between funds	(168,384)	(880,259)	951	152	677,860	(548,699)	(229,389)	(352,918)
Redemptions (note 3)	(5,590,784)	(6,366,224)	(10,070)	9,914	(2,083,384)	(2,223,202)	(1,364,717)	(917,703)
Annuity benefits	(24,910)	(23,423)	(21,268)	(21,470)	(6,089)	(5,619)	-	-
Contract maintenance charges (note 2)	(20,388)	(23,328)	(59)	(169)	(8,911)	(10,117)	(851)	(1,012)
Contingent deferred sales charges (note 2)	(6,608)	(6,159)	-	(13)	(3,075)	(9,121)	(2,793)	(4,654)
Adjustments to maintain reserves	753	1,715	2,838	2,439	(151)	155	(100)	(130)

Net equity transactions	(5,491,213)	(6,448,105)	(28,371)	(9,294)	(1,167,050)	(2,432,030)	(1,526,666)	(1,134,108)

Net change in contract owners’ equity	(4,098,557)	(2,802,466)	(35,720)	18,303	(875,120)	(670,222)	(1,396,031)	(457,370)
Contract owners’ equity beginning of period	37,673,945	40,476,411	125,850	107,547	15,114,641	15,784,863	5,882,372	6,339,742

Contract owners’ equity end of period	$33,575,388	37,673,945	90,130	125,850	14,239,521	15,114,641	4,486,341	5,882,372

CHANGES IN UNITS:
Beginning units	1,591,690	1,885,279	197	-	1,330,183	1,564,365	413,946	503,648
Units purchased	83,062	67,047	-	201	128,730	76,074	86,291	73,784
Units redeemed	(311,221)	(360,636)	(197)	(4)	(227,117)	(310,256)	(189,219)	(163,486)

Ending units	1,363,531	1,591,690	-	197	1,231,796	1,330,183	311,018	413,946

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVI4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,646,357	171,551	28	344	-	4	7	-
Realized gain (loss) on investments	3,142,131	701,064	5,683	1,450	22	23	32	-
Change in unrealized gain (loss) on investments	10,086,527	4,545,535	(8,320)	984	(52)	2	-	-
Reinvested capital gains	2,459,240	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,334,255	5,418,150	(2,609)	2,778	(30)	29	39	-

Equity transactions:
Purchase payments received from contract owners (note 3)	52,967,680	37,011,430	6	27	45	(80)	(37)	-
Transfers between funds	13,901,530	4,695,972	22	(36)	-	78	58	-
Redemptions (note 3)	(22,526,761)	(14,410,969)	28	(204)	(45)	(496)	-	-
Annuity benefits	(20,175)	(18,454)	(10,199)	(10,931)	(103)	(126)	-	-
Contract maintenance charges (note 2)	(680,505)	(294,719)	(28)	30	-	1	(60)	-
Contingent deferred sales charges (note 2)	(149,562)	(133,780)	-	248	-	497	-	-
Adjustments to maintain reserves	(864)	33,101	718	1,207	5	33	-	-

Net equity transactions	43,491,343	26,882,581	(9,453)	(9,659)	(98)	(93)	(39)	-

Net change in contract owners’ equity	64,825,598	32,300,731	(12,062)	(6,881)	(128)	(64)	-	-
Contract owners’ equity beginning of period	184,123,001	151,822,270	27,926	34,807	292	356	-	-

Contract owners’ equity end of period	$248,948,599	184,123,001	15,864	27,926	164	292	-	-

CHANGES IN UNITS:
Beginning units	14,505,426	12,382,367	-	-	-	-	-	-
Units purchased	9,665,810	6,054,243	-	-	3	8	45	-
Units redeemed	(6,348,705)	(3,931,184)	-	-	(3)	(8)	(45)	-

Ending units	17,822,531	14,505,426	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVMV1		ACVMV2		ACVU1		ACVU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,357	56,210	(227,327)	269,876	-	-	(108)	(119)
Realized gain (loss) on investments	694,698	98,575	1,018,745	(25,351)	-	-	1,824	895
Change in unrealized gain (loss) on investments	(1,063,646)	802,531	(3,155,494)	7,656,068	-	-	(1,393)	593
Reinvested capital gains	185,964	-	1,585,878	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(180,627)	957,316	(778,198)	7,900,593	-	-	323	1,369

Equity transactions:
Purchase payments received from contract owners (note 3)	189,729	243,156	17,636,715	11,008,049	-	-	-	500
Transfers between funds	925,685	915,161	(2,679,815)	7,229,176	-	-	-	(21)
Redemptions (note 3)	(862,824)	(810,082)	(4,793,574)	(2,986,917)	-	-	-	(479)
Annuity benefits	(640)	(589)	(84)	(78)	-	-	(5,636)	(4,996)
Contract maintenance charges (note 2)	(2,536)	(2,172)	(207,832)	(95,336)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,708)	(2,397)	(44,011)	(58,160)	-	-	-	-
Adjustments to maintain reserves	(93)	360	(1,093)	10,578	-	-	62	154

Net equity transactions	246,613	343,437	9,910,306	15,107,312	-	-	(5,574)	(4,842)

Net change in contract owners’ equity	65,986	1,300,753	9,132,108	23,007,905	-	-	(5,251)	(3,473)
Contract owners’ equity beginning of period	6,773,129	5,472,376	59,493,750	36,485,845	-	-	10,256	13,729

Contract owners’ equity end of period	$6,839,115	6,773,129	68,625,858	59,493,750	-	-	5,005	10,256

CHANGES IN UNITS:
Beginning units	563,062	535,378	4,240,631	3,038,070	-	-	-	-
Units purchased	261,720	333,263	2,268,662	2,579,927	-	7	-	37
Units redeemed	(244,700)	(305,579)	(1,510,312)	(1,377,366)	-	(7)	-	(37)

Ending units	580,082	563,062	4,998,981	4,240,631	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVV		ACVV2		ACVVS1		ACVVS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	151,247	-	(51,345)	(91)	(101)	-	(1)
Realized gain (loss) on investments	-	(15,631,317)	-	(13,226,299)	598	564	-	(40)
Change in unrealized gain (loss) on investments	-	20,600,805	-	19,807,264	(1,119)	1,137	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	5,120,735	-	6,529,620	(612)	1,600	-	(41)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,060,169	-	862,696	2	(3)	-	(317)
Transfers between funds	-	(57,665,014)	-	(77,779,176)	5	3	-	1,551
Redemptions (note 3)	-	(8,235,856)	-	(5,762,181)	-	-	-	(1,188)
Annuity benefits	-	(4,613)	-	(5,499)	(1,823)	(1,673)	-	-
Contract maintenance charges (note 2)	-	(26,642)	-	(98,187)	(7)	-	-	(5)
Contingent deferred sales charges (note 2)	-	(15,156)	-	(69,597)	-	-	-	-
Adjustments to maintain reserves	-	(16,487)	-	(8,382)	(154)	(1,688)	-	-

Net equity transactions	-	(64,903,599)	-	(82,860,326)	(1,977)	(3,361)	-	41

Net change in contract owners’ equity	-	(59,782,864)	-	(76,330,706)	(2,589)	(1,761)	-	-
Contract owners’ equity beginning of period	-	59,782,864	-	76,330,706	7,956	9,717	-	-

Contract owners’ equity end of period	$-	-	-	-	5,367	7,956	-	-

CHANGES IN UNITS:
Beginning units	-	3,000,711	-	5,307,560	-	-	-	-
Units purchased	-	129,744	-	429,881	-	3	-	274
Units redeemed	-	(3,130,455)	-	(5,737,441)	-	(3)	-	(274)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DVSCS		DCAP		DCAPS		DVDLS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(715,108)	(621,818)	88,867	215,172	(183,645)	22,064	(15,993)	(10,271)
Realized gain (loss) on investments	(276,231)	(11,286,627)	288,259	(209,369)	(110,160)	(281,883)	(90,792)	(246,444)
Change in unrealized gain (loss) on investments	774,737	26,527,117	1,830,568	3,312,741	4,605,397	4,370,941	24,240	651,736
Reinvested capital gains	180,331	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(36,271)	14,618,672	2,207,694	3,318,544	4,311,592	4,111,122	(82,545)	395,021

Equity transactions:
Purchase payments received from contract owners (note 3)	9,800,455	4,960,112	618,614	548,958	25,092,202	9,263,113	37,029	26,374
Transfers between funds	2,114,625	21,430,252	7,034,816	1,831,544	18,920,480	4,452,593	187,005	311,159
Redemptions (note 3)	(8,229,857)	(5,826,069)	(4,529,712)	(3,760,133)	(3,999,330)	(2,154,277)	(401,589)	(157,176)
Annuity benefits	(2,324)	(4,897)	(6,910)	(5,330)	-	(9,617)	(101)	(122)
Contract maintenance charges (note 2)	(169,159)	(102,963)	(14,563)	(14,828)	(181,858)	(58,217)	(294)	(363)
Contingent deferred sales charges (note 2)	(58,026)	(71,996)	(5,904)	(9,999)	(27,191)	(25,734)	(1,271)	(1,761)
Adjustments to maintain reserves	(1,196)	(521)	12,054	2,418	(770)	722	(69)	(128)

Net equity transactions	3,454,518	20,383,918	3,108,395	(1,407,370)	39,803,533	11,468,583	(179,290)	177,983

Net change in contract owners’ equity	3,418,247	35,002,590	5,316,089	1,911,174	44,115,125	15,579,705	(261,835)	573,004
Contract owners’ equity beginning of period	76,707,320	41,704,730	27,759,350	25,848,176	39,007,042	23,427,337	1,956,247	1,383,243

Contract owners’ equity end of period	$80,125,567	76,707,320	33,075,439	27,759,350	83,122,167	39,007,042	1,694,412	1,956,247

CHANGES IN UNITS:
Beginning units	3,955,893	2,741,931	1,798,776	1,906,125	2,607,789	1,768,979	146,633	130,684
Units purchased	1,511,539	2,941,522	749,144	306,768	3,784,026	1,307,071	114,410	52,455
Units redeemed	(1,274,178)	(1,727,560)	(556,885)	(414,117)	(1,151,238)	(468,261)	(114,262)	(36,506)

Ending units	4,193,254	3,955,893	1,991,035	1,798,776	5,240,577	2,607,789	146,781	146,633

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DGI		FCA2S		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12,613)	(20,322)	(18,918)	(19,881)	470,850	475,406	1,680,237	1,732,004
Realized gain (loss) on investments	559,642	197,362	24,275	38,153	19,409	133,379	294,248	102,628
Change in unrealized gain (loss) on investments	(1,079,186)	2,119,622	(145,242)	191,867	(366,671)	295,834	(1,729,168)	1,639,326
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(532,157)	2,296,662	(139,885)	210,139	123,588	904,619	245,317	3,473,958

Equity transactions:
Purchase payments received from contract owners (note 3)	288,573	374,430	50,248	11,267	274,242	310,910	821,277	854,504
Transfers between funds	(138,603)	192,437	(123,123)	795,984	134,938	1,131,048	(1,854,262)	(335,841)
Redemptions (note 3)	(2,228,669)	(2,379,876)	(460,661)	(424,554)	(2,350,781)	(2,407,565)	(8,450,391)	(6,715,398)
Annuity benefits	(1,035)	(920)	-	-	-	(224)	-	-
Contract maintenance charges (note 2)	(9,826)	(10,993)	(308)	(433)	(4,784)	(5,689)	(14,937)	(15,285)
Contingent deferred sales charges (note 2)	(2,331)	(5,807)	(445)	(5,307)	(5,670)	(3,388)	(23,742)	(89,961)
Adjustments to maintain reserves	(24)	392	(109)	(129)	(80)	(234)	(609)	(643)

Net equity transactions	(2,091,915)	(1,830,337)	(534,398)	376,828	(1,952,135)	(975,142)	(9,522,664)	(6,302,624)

Net change in contract owners’ equity	(2,624,072)	466,325	(674,283)	586,967	(1,828,547)	(70,523)	(9,277,347)	(2,828,666)
Contract owners’ equity beginning of period	15,366,485	14,900,160	2,289,941	1,702,974	12,879,317	12,949,840	50,963,526	53,792,192

Contract owners’ equity end of period	$12,742,413	15,366,485	1,615,658	2,289,941	11,050,770	12,879,317	41,686,179	50,963,526

CHANGES IN UNITS:
Beginning units	1,135,487	1,288,723	159,179	134,046	917,867	988,389	4,051,047	4,565,974
Units purchased	96,776	79,458	19,274	90,789	145,409	262,273	695,282	873,867
Units redeemed	(250,650)	(232,694)	(58,843)	(65,656)	(282,518)	(332,795)	(1,449,566)	(1,388,794)

Ending units	981,613	1,135,487	119,610	159,179	780,758	917,867	3,296,763	4,051,047

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FEIP		FVSS2		FHIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,168,300)	3,752,131	1,550,903	(105,501)	(169,012)	2,936,013	3,708,653
Realized gain (loss) on investments	-	(69,631,655)	(6,158,939)	(20,414,460)	(1,200,981)	(1,182,072)	(1,128,421)	(1,264,493)
Change in unrealized gain (loss) on investments	-	100,383,820	1,793,459	65,912,237	183,667	4,154,865	(236,192)	4,797,748
Reinvested capital gains	-	23	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	27,583,888	(613,349)	47,048,680	(1,122,815)	2,803,781	1,571,400	7,241,908

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,115,459	4,700,575	5,754,737	145,427	273,924	(1)	(264)
Transfers between funds	-	(240,940,134)	(6,858,114)	(9,182,266)	(932,918)	(306,786)	(1,656,934)	(1,759,291)
Redemptions (note 3)	-	(20,895,346)	(50,391,145)	(55,327,893)	(2,537,816)	(1,840,149)	(7,409,703)	(9,672,832)
Annuity benefits	-	(25,254)	(119,757)	(131,887)	-	-	(8,073)	(10,064)
Contract maintenance charges (note 2)	-	(69,115)	(194,347)	(220,817)	(1,942)	(2,146)	(31,022)	(35,313)
Contingent deferred sales charges (note 2)	-	(232,230)	(39,836)	(63,970)	(9,243)	(14,717)	(2,178)	(9,034)
Adjustments to maintain reserves	-	(46,000)	5,121	14,092	(1,143)	(1,385)	2,303	661

Net equity transactions	-	(259,092,620)	(52,897,503)	(59,158,004)	(3,337,635)	(1,891,259)	(9,105,608)	(11,486,137)

Net change in contract owners’ equity	-	(231,508,732)	(53,510,852)	(12,109,324)	(4,460,450)	912,522	(7,534,208)	(4,244,229)
Contract owners’ equity beginning of period	-	231,508,732	381,069,585	393,178,909	13,530,923	12,618,401	60,719,243	64,963,472

Contract owners’ equity end of period	$-	-	327,558,733	381,069,585	9,070,473	13,530,923	53,185,035	60,719,243

CHANGES IN UNITS:
Beginning units	-	14,053,840	9,449,660	11,095,521	670,043	778,358	2,252,355	2,706,774
Units purchased	-	933,909	216,335	218,143	122,585	116,409	-	-
Units redeemed	-	(14,987,749)	(1,520,150)	(1,864,004)	(301,805)	(224,724)	(332,035)	(454,419)

Ending units	-	-	8,145,845	9,449,660	490,823	670,043	1,920,320	2,252,355

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FAMP		FCP		FNRS2		FEI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$838,178	550,326	-	(4,313,796)	(668,151)	(854,859)	1,343,344	193,759
Realized gain (loss) on investments	565,756	(3,423,574)	-	(18,555,775)	(4,616,316)	(6,920,480)	(3,815,369)	(2,745,307)
Change in unrealized gain (loss) on investments	(7,785,316)	22,330,240	-	68,716,596	(2,120,730)	18,950,653	1,567,029	19,212,224
Reinvested capital gains	726,738	839,890	-	97	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,654,644)	20,296,882	-	45,847,122	(7,405,197)	11,175,314	(904,996)	16,660,676

Equity transactions:
Purchase payments received from contract owners (note 3)	1,485,500	2,742,654	-	5,552,767	9,238,333	5,705,524	32,702,178	22,550,845
Transfers between funds	(1,072,877)	(1,014,013)	-	(378,116,736)	9,987,356	(6,463,378)	(849,716)	1,822,660
Redemptions (note 3)	(23,577,395)	(25,602,906)	-	(47,751,851)	(10,539,922)	(7,533,027)	(17,920,413)	(10,765,077)
Annuity benefits	(21,817)	(36,725)	-	(85,742)	(1,657)	(233)	(1,605)	(1,474)
Contract maintenance charges (note 2)	(95,037)	(107,245)	-	(177,024)	(15,977)	(14,783)	(377,245)	(172,506)
Contingent deferred sales charges (note 2)	(15,999)	(10,101)	-	(73,627)	(90,177)	(56,051)	11,854	(111,912)
Adjustments to maintain reserves	2,132	7,038	-	(215,974)	(1,488)	2,083	(6,108)	2,213

Net equity transactions	(23,295,493)	(24,021,298)	-	(420,868,187)	8,576,468	(8,359,865)	13,558,945	13,324,749

Net change in contract owners’ equity	(28,950,137)	(3,724,416)	-	(375,021,065)	1,171,271	2,815,449	12,653,949	29,985,425
Contract owners’ equity beginning of period	171,799,599	175,524,015	-	375,021,065	81,039,205	78,223,756	147,780,198	117,794,773

Contract owners’ equity end of period	$142,849,462	171,799,599	-	-	82,210,476	81,039,205	160,434,147	147,780,198

CHANGES IN UNITS:
Beginning units	5,144,923	5,946,996	-	12,707,542	4,869,955	5,512,532	9,964,580	8,973,964
Units purchased	104,302	165,488	-	409,619	2,693,772	1,295,583	4,246,051	3,075,775
Units redeemed	(805,560)	(967,561)	-	(13,117,161)	(2,267,615)	(1,938,160)	(3,259,311)	(2,085,159)

Ending units	4,443,665	5,144,923	-	-	5,296,112	4,869,955	10,951,320	9,964,580

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF10S		FF10S2		FF20S		FF20S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$34,711	36,803	493,255	452,350	74,792	80,982	2,507,911	1,755,845
Realized gain (loss) on investments	(47,935)	(278,312)	(473,981)	(494,859)	(132,434)	(430,284)	(249,131)	(207,823)
Change in unrealized gain (loss) on investments	(112,430)	741,465	(2,752,125)	6,309,170	(219,877)	1,325,951	(13,474,393)	18,687,982
Reinvested capital gains	27,771	98,549	562,206	1,466,028	36,905	68,157	1,318,347	1,435,518

Net increase (decrease) in contract owners’ equity resulting from operations	(97,883)	598,505	(2,170,645)	7,732,689	(240,614)	1,044,806	(9,897,266)	21,671,522

Equity transactions:
Purchase payments received from contract owners (note 3)	474,351	123,087	33,209,999	19,370,241	527,904	540,800	136,211,288	81,771,325
Transfers between funds	542,711	838,943	(177,232)	10,339,687	1,119,499	1,971,893	7,602,875	15,567,742
Redemptions (note 3)	(1,082,149)	(1,311,392)	(11,639,216)	(7,788,291)	(1,384,874)	(1,308,802)	(13,551,377)	(5,816,996)
Annuity benefits	(9,172)	(8,700)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(2,493)	(2,359)	(495,735)	(231,602)	(4,652)	(4,407)	(1,732,675)	(673,739)
Contingent deferred sales charges (note 2)	(1,108)	(3,490)	(69,650)	(94,512)	(4,527)	(5,025)	(287,904)	(108,273)
Adjustments to maintain reserves	1,364	1,057	(654)	(1,854)	(60)	260	(1,547)	(7,877)

Net equity transactions	(76,496)	(362,854)	20,827,512	21,593,669	253,290	1,194,719	128,240,660	90,732,182

Net change in contract owners’ equity	(174,379)	235,651	18,656,867	29,326,358	12,676	2,239,525	118,343,394	112,403,704
Contract owners’ equity beginning of period	5,488,728	5,253,077	90,382,178	61,055,820	9,603,062	7,363,537	226,550,215	114,146,511

Contract owners’ equity end of period	$5,314,349	5,488,728	109,039,045	90,382,178	9,615,738	9,603,062	344,893,609	226,550,215

CHANGES IN UNITS:
Beginning units	477,386	508,093	7,420,624	5,580,362	879,170	762,019	18,343,828	10,446,737
Units purchased	117,958	138,863	4,219,745	3,120,875	218,988	310,478	12,611,995	9,141,684
Units redeemed	(124,948)	(169,570)	(2,566,790)	(1,280,613)	(196,162)	(193,327)	(2,285,944)	(1,244,593)

Ending units	470,396	477,386	9,073,579	7,420,624	901,996	879,170	28,669,879	18,343,828

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF30S		FF30S2		FGOP		FGP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$51,952	44,859	49,303	30,413	-	(175,200)	(3,535,127)	(3,666,356)
Realized gain (loss) on investments	(223,095)	(482,715)	(818,657)	(678,649)	-	2,696,753	(1,173,028)	(15,781,781)
Change in unrealized gain (loss) on investments	(144,597)	1,171,591	(526,674)	3,123,165	-	322,636	971,173	89,947,399
Reinvested capital gains	21,006	45,140	72,546	156,478	-	-	1,253,598	1,155,600

Net increase (decrease) in contract owners’ equity resulting from operations	(294,734)	778,875	(1,223,482)	2,631,407	-	2,844,189	(2,483,384)	71,654,862

Equity transactions:
Purchase payments received from contract owners (note 3)	639,682	565,208	2,424,041	2,968,511	-	290,616	5,119,757	6,097,660
Transfers between funds	470,807	959,466	1,850,153	157,460	-	(15,267,516)	(2,105,085)	(5,951,204)
Redemptions (note 3)	(592,693)	(968,091)	(2,068,048)	(1,636,027)	-	(2,225,735)	(48,833,620)	(48,615,322)
Annuity benefits	-	-	-	-	-	-	(101,221)	(100,721)
Contract maintenance charges (note 2)	(4,666)	(4,414)	(5,120)	(4,436)	-	(10,619)	(252,064)	(273,092)
Contingent deferred sales charges (note 2)	(2,874)	(10,728)	(26,114)	(18,087)	-	(5,221)	(48,400)	(61,613)
Adjustments to maintain reserves	(71)	1,151	(257)	(457)	-	2,306	6,997	7,465

Net equity transactions	510,185	542,592	2,174,655	1,466,964	-	(17,216,169)	(46,213,636)	(48,896,827)

Net change in contract owners’ equity	215,451	1,321,467	951,173	4,098,371	-	(14,371,980)	(48,697,020)	22,758,035
Contract owners’ equity beginning of period	6,737,911	5,416,444	22,968,325	18,869,954	-	14,371,980	377,094,313	354,336,278

Contract owners’ equity end of period	$6,953,362	6,737,911	23,919,498	22,968,325	-	-	328,397,293	377,094,313

CHANGES IN UNITS:
Beginning units	640,936	589,970	1,895,831	1,783,182	-	1,657,626	7,616,804	8,786,028
Units purchased	182,726	187,774	521,774	477,279	-	145,970	295,614	232,193
Units redeemed	(134,992)	(136,808)	(351,214)	(364,630)	-	(1,803,596)	(1,232,127)	(1,401,417)

Ending units	688,670	640,936	2,066,391	1,895,831	-	-	6,680,291	7,616,804

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FG2		FHIPR		FIGBS		FIGBP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,128,511)	(739,094)	1,226,818	1,592,266	510,999	621,477	4,820,399	5,419,976
Realized gain (loss) on investments	(2,380,823)	(1,666,959)	2,517,280	3,777,050	336,073	491,823	4,890,312	10,522,262
Change in unrealized gain (loss) on investments	499,281	12,467,308	(3,050,392)	(2,761,427)	(68,689)	467,549	1,164,428	9,738,715
Reinvested capital gains	269,866	176,958	-	-	748,306	325,830	11,376,584	4,715,302

Net increase (decrease) in contract owners’ equity resulting from operations	(2,740,187)	10,238,213	693,706	2,607,889	1,526,689	1,906,679	22,251,723	30,396,255

Equity transactions:
Purchase payments received from contract owners (note 3)	22,667,171	9,721,647	1,093,545	1,040,372	742,600	827,284	39,438,365	40,508,340
Transfers between funds	15,426,580	3,316,106	(805,093)	(63,664)	1,154,537	3,471,056	(37,805,528)	(120,889,695)
Redemptions (note 3)	(8,808,539)	(5,137,585)	(4,028,947)	(3,618,694)	(5,238,408)	(5,407,389)	(52,077,080)	(37,039,755)
Annuity benefits	(2,541)	(2,197)	-	-	(4,711)	(4,658)	(12,927)	(17,271)
Contract maintenance charges (note 2)	(168,201)	(58,419)	(6,930)	(7,075)	(7,915)	(9,111)	(1,458,800)	(1,532,932)
Contingent deferred sales charges (note 2)	(57,518)	(51,166)	(5,867)	(10,592)	(9,296)	(7,785)	(394,334)	(495,177)
Adjustments to maintain reserves	(1,012)	211	(118)	(292)	(161)	(462)	(1,601)	(1,418)

Net equity transactions	29,055,940	7,788,597	(3,753,410)	(2,659,945)	(3,363,354)	(1,131,065)	(52,311,905)	(119,467,908)

Net change in contract owners’ equity	26,315,753	18,026,810	(3,059,704)	(52,056)	(1,836,665)	775,614	(30,060,182)	(89,071,653)
Contract owners’ equity beginning of period	62,853,145	44,826,335	25,100,312	25,152,368	29,628,326	28,852,712	424,843,595	513,915,248

Contract owners’ equity end of period	$89,168,898	62,853,145	22,040,608	25,100,312	27,791,661	29,628,326	394,783,413	424,843,595

CHANGES IN UNITS:
Beginning units	4,203,897	3,652,787	2,166,797	2,439,833	2,303,690	2,383,390	33,793,486	43,332,353
Units purchased	4,471,418	1,656,436	1,500,256	1,410,293	567,398	889,884	8,867,895	8,850,172
Units redeemed	(2,583,021)	(1,105,326)	(1,813,748)	(1,683,329)	(828,764)	(969,584)	(12,973,326)	(18,389,039)

Ending units	6,092,294	4,203,897	1,853,305	2,166,797	2,042,324	2,303,690	29,688,055	33,793,486

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FMCS		FMC2		FOP		FOPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(376,801)	(260,828)	(3,911,084)	(3,178,209)	(1,666)	24,528	(3,918)	16,545
Realized gain (loss) on investments	107,758	(739,010)	(746,414)	(3,955,894)	1,333,032	368,813	(626,677)	(360,401)
Change in unrealized gain (loss) on investments	(3,524,647)	7,173,888	(26,848,523)	58,356,537	(12,839,256)	6,620,606	(4,791,201)	3,609,263
Reinvested capital gains	47,717	87,760	446,500	710,996	123,690	124,665	58,558	59,679

Net increase (decrease) in contract owners’ equity resulting from operations	(3,745,973)	6,261,810	(31,059,521)	51,933,430	(11,384,200)	7,138,612	(5,363,238)	3,325,086

Equity transactions:
Purchase payments received from contract owners (note 3)	903,305	1,069,001	42,458,799	33,889,981	(1,426)	7	1,184,907	1,263,900
Transfers between funds	(3,036,006)	9,609,496	(14,591,118)	11,719,073	(1,420,251)	(1,458,578)	(1,170,848)	(1,480,423)
Redemptions (note 3)	(4,359,851)	(3,954,906)	(27,644,953)	(19,951,092)	(7,892,930)	(8,376,602)	(5,184,489)	(4,766,393)
Annuity benefits	(3,447)	(586)	(15,970)	(12,743)	(10,007)	(12,537)	(1,713)	(1,861)
Contract maintenance charges (note 2)	(11,338)	(9,428)	(604,425)	(316,759)	(40,284)	(46,317)	(11,661)	(13,895)
Contingent deferred sales charges (note 2)	(11,075)	(9,282)	(251,942)	(277,132)	(2,030)	(3,041)	(12,640)	(15,136)
Adjustments to maintain reserves	1,196	(3,682)	1,959	81	358	4,210	194	3,047

Net equity transactions	(6,517,216)	6,700,613	(647,650)	25,051,409	(9,366,570)	(9,892,858)	(5,196,250)	(5,010,761)

Net change in contract owners’ equity	(10,263,189)	12,962,423	(31,707,171)	76,984,839	(20,750,770)	(2,754,246)	(10,559,488)	(1,685,675)
Contract owners’ equity beginning of period	35,188,523	22,226,100	264,942,872	187,958,033	70,400,712	73,154,958	33,512,276	35,197,951

Contract owners’ equity end of period	$24,925,334	35,188,523	233,235,701	264,942,872	49,649,942	70,400,712	22,952,788	33,512,276

CHANGES IN UNITS:
Beginning units	2,988,963	2,397,217	10,137,469	9,082,067	2,742,146	3,184,055	2,228,091	2,611,534
Units purchased	742,257	1,400,540	3,372,714	3,478,637	(67)	-	170,497	221,624
Units redeemed	(1,329,632)	(808,794)	(3,368,355)	(2,423,235)	(376,745)	(441,909)	(532,448)	(605,067)

Ending units	2,401,588	2,988,963	10,141,828	10,137,469	2,365,334	2,742,146	1,866,140	2,228,091

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FO2		FO2R		FVSS		FTVIS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,392)	(10,238)	(150,229)	(155,288)	(35,629)	(68,031)	5,635,603	5,906,513
Realized gain (loss) on investments	36,814	(35,698)	(4,155,340)	(5,340,828)	687,635	(1,245,208)	(2,972,293)	(2,825,865)
Change in unrealized gain (loss) on investments	(573,548)	435,592	(6,494,327)	11,614,533	(1,295,073)	2,827,530	(1,686,046)	9,287,109
Reinvested capital gains	7,011	6,998	108,894	107,480	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(541,115)	396,654	(10,691,002)	6,225,897	(643,067)	1,514,291	977,264	12,367,757

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(17)	11,247,420	8,057,171	124,631	214,711	14,661,470	10,337,411
Transfers between funds	(78,252)	(92,493)	(1,957,303)	(2,099,503)	(674,304)	447,023	4,227,422	5,133,496
Redemptions (note 3)	(867,520)	(293,688)	(5,549,915)	(4,821,511)	(1,045,709)	(1,202,523)	(16,432,264)	(12,244,742)
Annuity benefits	-	-	(1,092)	(6,611)	-	(1,376)	(25,365)	(19,269)
Contract maintenance charges (note 2)	(426)	(479)	(144,003)	(81,431)	(3,083)	(3,639)	(13,935)	(13,546)
Contingent deferred sales charges (note 2)	(805)	(1,142)	(51,729)	(82,598)	(2,028)	(2,701)	(85,474)	(119,936)
Adjustments to maintain reserves	(138)	(57)	(1,170)	(3,232)	22	(97)	2,313	(966)

Net equity transactions	(947,141)	(387,876)	3,542,208	962,285	(1,600,471)	(548,602)	2,334,167	3,072,448

Net change in contract owners’ equity	(1,488,256)	8,778	(7,148,794)	7,188,182	(2,243,538)	965,689	3,311,431	15,440,205
Contract owners’ equity beginning of period	3,912,132	3,903,354	60,204,442	53,016,260	7,964,920	6,999,231	127,811,632	112,371,427

Contract owners’ equity end of period	$2,423,876	3,912,132	53,055,648	60,204,442	5,721,382	7,964,920	131,123,063	127,811,632

CHANGES IN UNITS:
Beginning units	198,160	224,881	4,618,811	4,511,884	540,940	592,992	10,974,594	10,706,434
Units purchased	20,459	25,489	1,798,978	1,730,747	71,862	249,001	2,876,195	2,809,474
Units redeemed	(69,017)	(52,210)	(1,419,691)	(1,623,820)	(180,703)	(301,053)	(2,683,639)	(2,541,314)

Ending units	149,602	198,160	4,998,098	4,618,811	432,099	540,940	11,167,150	10,974,594

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(32,734)	(7,200)	(1,443,578)	(1,568,786)	(170,829)	17,314	10,061	20,490
Realized gain (loss) on investments	1,514,217	(274,493)	12,258,988	6,312,921	(2,498,885)	(5,077,579)	163,587	23,162
Change in unrealized gain (loss) on investments	1,090,945	11,999,565	(16,606,531)	32,414,932	(3,115,486)	9,737,861	(639,255)	280,684
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,572,428	11,717,872	(5,791,121)	37,159,067	(5,785,200)	4,677,596	(465,607)	324,336

Equity transactions:
Purchase payments received from contract owners (note 3)	696,473	760,707	12,952,878	10,840,678	489,824	817,893	-	2,085
Transfers between funds	(1,644,548)	45,097	(3,952,355)	(50,543,704)	(522,461)	(3,317,708)	(161,355)	(237,068)
Redemptions (note 3)	(13,391,190)	(9,210,237)	(18,480,749)	(13,436,969)	(3,472,143)	(3,370,005)	(1,209,944)	(397,089)
Annuity benefits	(10,552)	(6,817)	(7,838)	(6,021)	-	-	(311)	(360)
Contract maintenance charges (note 2)	(7,611)	(8,840)	(394,940)	(464,955)	(4,255)	(5,017)	(360)	(401)
Contingent deferred sales charges (note 2)	(51,403)	(84,347)	(123,239)	(186,998)	(21,146)	(24,795)	(2,035)	(4,627)
Adjustments to maintain reserves	(908)	8	(847)	7,250	(784)	2,829	(88)	(99)

Net equity transactions	(14,409,739)	(8,504,429)	(10,007,090)	(53,790,719)	(3,530,965)	(5,896,803)	(1,374,093)	(637,559)

Net change in contract owners’ equity	(11,837,311)	3,213,443	(15,798,211)	(16,631,652)	(9,316,165)	(1,219,207)	(1,839,700)	(313,223)
Contract owners’ equity beginning of period	72,181,881	68,968,438	165,737,199	182,368,851	35,662,153	36,881,360	5,314,465	5,627,688

Contract owners’ equity end of period	$60,344,570	72,181,881	149,938,988	165,737,199	26,345,988	35,662,153	3,474,765	5,314,465

CHANGES IN UNITS:
Beginning units	4,554,255	5,182,224	7,692,944	10,676,595	1,928,435	2,307,480	264,742	300,587
Units purchased	705,267	604,527	2,550,062	2,202,608	311,944	486,051	20,816	18,837
Units redeemed	(1,621,899)	(1,232,496)	(2,888,831)	(5,186,259)	(521,395)	(865,096)	(89,299)	(54,682)

Ending units	3,637,623	4,554,255	7,354,175	7,692,944	1,718,984	1,928,435	196,259	264,742

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF3		FTVGI3		FTVFA2		AMTB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,766	27,951	4,551,783	(110,061)	(310,427)	101,973	3,714,429	7,600,716
Realized gain (loss) on investments	509,671	(2,834,134)	1,453,221	873,615	790,311	356,290	(6,287,137)	(12,374,159)
Change in unrealized gain (loss) on investments	(9,760,218)	8,258,267	(9,649,489)	9,212,709	(1,269,714)	992,127	(30,885)	13,669,559
Reinvested capital gains	-	-	717,904	217,667	-	1,277	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,173,781)	5,452,084	(2,926,581)	10,193,930	(789,830)	1,451,667	(2,603,593)	8,896,116

Equity transactions:
Purchase payments received from contract owners (note 3)	1,055,095	1,542,319	16,249,940	6,784,034	5,571,187	5,868,945	12,662,100	13,480,933
Transfers between funds	(1,453,018)	(4,298,679)	2,805,760	17,570,913	1,022,679	754,855	(9,337,382)	(61,267,802)
Redemptions (note 3)	(7,582,065)	(6,354,505)	(12,747,147)	(9,080,254)	(1,010,480)	(2,955,036)	(29,093,636)	(22,212,629)
Annuity benefits	(2,410)	(2,495)	(20,543)	(15,955)	-	-	(56,488)	(110,652)
Contract maintenance charges (note 2)	(210,458)	(202,972)	(12,403)	(11,515)	(1,652)	(1,095)	(547,113)	(622,650)
Contingent deferred sales charges (note 2)	(52,615)	(82,895)	(48,687)	(54,012)	(4,108)	(2,459)	(171,683)	(212,614)
Adjustments to maintain reserves	(593)	2,058	(526)	(12,996)	(328)	(1,772)	(2,277)	(1,486)

Net equity transactions	(8,246,064)	(9,397,169)	6,226,394	15,180,215	5,577,298	3,663,438	(26,546,479)	(70,946,900)

Net change in contract owners’ equity	(17,419,845)	(3,945,085)	3,299,813	25,374,145	4,787,468	5,115,105	(29,150,072)	(62,050,784)
Contract owners’ equity beginning of period	87,868,308	91,813,393	103,437,839	78,063,694	16,874,811	11,759,706	200,545,960	262,596,744

Contract owners’ equity end of period	$70,448,463	87,868,308	106,737,652	103,437,839	21,662,279	16,874,811	171,395,888	200,545,960

CHANGES IN UNITS:
Beginning units	6,154,147	6,859,765	6,305,385	5,360,877	1,840,165	1,391,741	18,038,619	24,900,539
Units purchased	657,527	657,299	2,441,844	2,422,334	1,066,363	986,938	4,081,983	4,353,798
Units redeemed	(1,198,476)	(1,362,917)	(2,099,093)	(1,477,826)	(468,514)	(538,514)	(6,767,918)	(11,215,718)

Ending units	5,613,198	6,154,147	6,648,136	6,305,385	2,438,014	1,840,165	15,352,684	18,038,619

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTG		AMGP		AMINS		AMTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(193)	(232)	-	-	(7)	(3)	(310)	(137)
Realized gain (loss) on investments	6,699	17,863	-	-	(522)	(95)	5,416	452
Change in unrealized gain (loss) on investments	(6,526)	(7,856)	-	-	-	(1)	(6,876)	6,082
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20)	9,775	-	-	(529)	(99)	(1,770)	6,397

Equity transactions:
Purchase payments received from contract owners (note 3)	(719)	(166)	-	(8)	1,921	48,136	(7,448)	(36,937)
Transfers between funds	841	(129)	-	9	(1,175)	(40,791)	(24,671)	24,559
Redemptions (note 3)	(8,398)	7,278	-	-	(112)	(6,608)	(6)	39,552
Annuity benefits	(5,421)	(7,871)	-	-	-	-	(2,893)	(2,578)
Contract maintenance charges (note 2)	(49)	(207)	-	-	(105)	(643)	(12)	23
Contingent deferred sales charges (note 2)	-	1,091	-	-	-	-	-	(24)
Adjustments to maintain reserves	1,376	(4,265)	-	(1)	-	5	951	813

Net equity transactions	(12,370)	(4,269)	-	-	529	99	(34,079)	25,408

Net change in contract owners’ equity	(12,390)	5,506	-	-	-	-	(35,849)	31,805
Contract owners’ equity beginning of period	25,320	19,814	-	-	-	-	53,055	21,250

Contract owners’ equity end of period	$12,930	25,320	-	-	-	-	17,206	53,055

CHANGES IN UNITS:
Beginning units	153	12	-	-	-	-	999	-
Units purchased	-	146	-	3	2,240	5,556	1	2,459
Units redeemed	(148)	(5)	-	(3)	(2,240)	(5,556)	(1,000)	(1,460)

Ending units	5	153	-	-	-	-	-	999

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMRS		AMFAS		AMSRS		OVMS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(82,712)	(62,280)	(363,459)	(409,814)	468,616	48,938
Realized gain (loss) on investments	-	-	728,680	(728,803)	(832,132)	(1,214,608)	(1,167,336)	(3,653,058)
Change in unrealized gain (loss) on investments	-	-	(869,758)	1,375,485	(354,006)	7,053,405	540,337	8,793,270
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(223,790)	584,402	(1,549,597)	5,428,983	(158,383)	5,189,150

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,294	103,795	114,716	718,330	799,156	398,729	791,672
Transfers between funds	-	8,417	(919,169)	1,998,037	158,409	1,795,865	(939,428)	(1,703,465)
Redemptions (note 3)	-	(16,711)	(957,732)	(556,345)	(4,052,911)	(2,665,073)	(6,426,728)	(7,162,615)
Annuity benefits	-	-	-	-	(7,046)	(2,682)	(12,018)	(8,391)
Contract maintenance charges (note 2)	-	-	(1,466)	(1,311)	(10,322)	(10,796)	(25,683)	(30,250)
Contingent deferred sales charges (note 2)	-	-	(2,207)	(2,005)	(24,315)	(25,075)	(7,243)	(6,203)
Adjustments to maintain reserves	-	-	(307)	(292)	6,944	3,944	(271)	(4,363)

Net equity transactions	-	-	(1,777,086)	1,552,800	(3,210,911)	(104,661)	(7,012,642)	(8,123,615)

Net change in contract owners’ equity	-	-	(2,000,876)	2,137,202	(4,760,508)	5,324,322	(7,171,025)	(2,934,465)
Contract owners’ equity beginning of period	-	-	6,223,316	4,086,114	32,348,075	27,023,753	48,048,880	50,983,345

Contract owners’ equity end of period	$-	-	4,222,440	6,223,316	27,587,567	32,348,075	40,877,855	48,048,880

CHANGES IN UNITS:
Beginning units	-	-	480,243	371,443	2,033,231	2,058,008	2,027,729	2,404,729
Units purchased	-	1,657	450,321	297,945	415,960	487,146	27,873	43,597
Units redeemed	-	(1,657)	(595,245)	(189,145)	(644,674)	(511,923)	(317,748)	(420,597)

Ending units	-	-	335,319	480,243	1,804,517	2,033,231	1,737,854	2,027,729

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVB		OVGS3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(544,386)	-	(458,008)	1,791,960	219,581	(5,284)	85,080
Realized gain (loss) on investments	-	2,014,524	-	5,202,460	(3,308,468)	(3,620,686)	1,249,806	556,222
Change in unrealized gain (loss) on investments	-	541,792	-	(2,127,409)	4,069,721	7,422,046	(6,641,561)	7,723,897
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,011,930	-	2,617,043	2,553,213	4,020,941	(5,397,039)	8,365,199

Equity transactions:
Purchase payments received from contract owners (note 3)	-	651,219	-	947,884	559,852	701,672	2,422,146	2,527,645
Transfers between funds	-	(38,330,419)	-	(44,842,183)	(546,661)	(1,006,520)	(1,254,206)	(1,958,377)
Redemptions (note 3)	-	(4,412,489)	-	(6,011,453)	(6,650,841)	(6,039,727)	(10,907,147)	(9,776,125)
Annuity benefits	-	-	-	(15,656)	(8,726)	(8,498)	(10,229)	(10,417)
Contract maintenance charges (note 2)	-	(15,047)	-	(30,536)	(19,464)	(22,526)	(24,172)	(27,637)
Contingent deferred sales charges (note 2)	-	(52,899)	-	(15,978)	(10,633)	(8,788)	(34,522)	(32,346)
Adjustments to maintain reserves	-	248	-	(81,119)	3,028	2,603	7	2,629

Net equity transactions	-	(42,159,387)	-	(50,049,041)	(6,673,445)	(6,381,784)	(9,808,123)	(9,274,628)

Net change in contract owners’ equity	-	(40,147,457)	-	(47,431,998)	(4,120,232)	(2,360,843)	(15,205,162)	(909,429)
Contract owners’ equity beginning of period	-	40,147,457	-	47,431,998	40,248,584	42,609,427	65,157,194	66,066,623

Contract owners’ equity end of period	$-	-	-	-	36,128,352	40,248,584	49,952,032	65,157,194

CHANGES IN UNITS:
Beginning units	-	3,035,663	-	3,323,768	2,443,496	2,839,959	3,037,983	3,525,444
Units purchased	-	255,464	-	97,338	106,922	151,435	243,705	252,926
Units redeemed	-	(3,291,127)	-	(3,421,106)	(494,684)	(547,898)	(708,920)	(740,387)

Ending units	-	-	-	-	2,055,734	2,443,496	2,572,768	3,037,983

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGS4		OVGS		OVGSS		OVHI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(289,026)	(162,565)	(28,433)	160,617	(28,966)	(15,259)	47,513	22,999
Realized gain (loss) on investments	(593,653)	(1,000,580)	9,155,029	8,201,720	277,223	144,851	10,667	90,896
Change in unrealized gain (loss) on investments	(6,028,612)	9,908,518	(19,988,626)	8,742,885	(1,062,068)	1,187,915	(79,705)	(24,700)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,911,291)	8,745,373	(10,862,030)	17,105,222	(813,811)	1,317,507	(21,525)	89,195

Equity transactions:
Purchase payments received from contract owners (note 3)	5,312,978	3,648,389	3,819	60	44	772	37,379	47,955
Transfers between funds	(1,193,244)	(2,312,676)	(3,571,171)	(3,887,700)	(341,334)	(680,275)	35,216	103,749
Redemptions (note 3)	(8,007,480)	(5,551,510)	(14,592,300)	(16,389,889)	(1,749,994)	(1,582,132)	(125,397)	(65,716)
Annuity benefits	(4,217)	(591)	(31,173)	(32,381)	-	-	-	-
Contract maintenance charges (note 2)	(8,438)	(8,778)	(55,550)	(63,811)	(982)	(1,065)	(273)	(305)
Contingent deferred sales charges (note 2)	(62,164)	(60,821)	(5,031)	(8,804)	(983)	(12,386)	(166)	(40)
Adjustments to maintain reserves	4,842	249	644	(24,402)	(233)	228	(45)	(61)

Net equity transactions	(3,957,723)	(4,285,738)	(18,250,762)	(20,406,927)	(2,093,482)	(2,274,858)	(53,286)	85,582

Net change in contract owners’ equity	(10,869,014)	4,459,635	(29,112,792)	(3,301,705)	(2,907,293)	(957,351)	(74,811)	174,777
Contract owners’ equity beginning of period	71,541,253	67,081,618	131,498,332	134,800,037	10,268,381	11,225,732	557,028	382,251

Contract owners’ equity end of period	$60,672,239	71,541,253	102,385,540	131,498,332	7,361,088	10,268,381	482,217	557,028

CHANGES IN UNITS:
Beginning units	4,965,773	5,304,073	3,271,262	3,835,051	466,144	584,534	196,791	153,077
Units purchased	880,059	572,329	77	-	45,732	44,325	124,033	367,487
Units redeemed	(1,180,365)	(910,629)	(455,229)	(563,789)	(143,784)	(162,715)	(145,061)	(323,773)

Ending units	4,665,467	4,965,773	2,816,110	3,271,262	368,092	466,144	175,763	196,791

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVHI4		OVHI		OVHIS		OVGI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$586,860	274,978	4,049	2,246	248,271	161,244	(53,651)	(23,433)
Realized gain (loss) on investments	596,792	804,994	(81,366)	(4,627)	(2,885,033)	(2,094,904)	140,383	(87,059)
Change in unrealized gain (loss) on investments	(1,488,525)	(217,501)	77,454	8,272	2,539,282	2,350,135	(263,162)	1,818,433
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(304,873)	862,471	137	5,891	(97,480)	416,475	(176,430)	1,707,941

Equity transactions:
Purchase payments received from contract owners (note 3)	314,199	338,491	-	-	75	3	330,574	428,671
Transfers between funds	863,308	156,026	(514)	(148)	(323,301)	(247,613)	(155,476)	(811,237)
Redemptions (note 3)	(1,269,909)	(888,426)	(25,838)	(705)	(537,967)	(355,029)	(1,710,986)	(2,222,224)
Annuity benefits	-	-	-	-	(132)	(879)	(10,101)	(3,477)
Contract maintenance charges (note 2)	(747)	(724)	(13)	(13)	(513)	(666)	(8,047)	(9,287)
Contingent deferred sales charges (note 2)	(7,676)	(5,910)	(9)	-	(1,211)	(3,592)	(4,289)	(11,082)
Adjustments to maintain reserves	(250)	(275)	(13)	(16)	(298)	(352)	198	(5,509)

Net equity transactions	(101,075)	(400,818)	(26,387)	(882)	(863,347)	(608,128)	(1,558,127)	(2,634,145)

Net change in contract owners’ equity	(405,948)	461,653	(26,250)	5,009	(960,827)	(191,653)	(1,734,557)	(926,204)
Contract owners’ equity beginning of period	7,562,792	7,101,139	49,546	44,537	3,457,324	3,648,977	12,958,985	13,885,189

Contract owners’ equity end of period	$7,156,844	7,562,792	23,296	49,546	2,496,497	3,457,324	11,224,428	12,958,985

CHANGES IN UNITS:
Beginning units	2,685,043	2,841,679	16,199	16,502	856,240	1,019,129	1,392,924	1,710,096
Units purchased	1,826,898	1,605,026	-	-	107,168	44,162	128,555	127,262
Units redeemed	(1,879,310)	(1,761,662)	(8,318)	(303)	(321,174)	(207,051)	(297,877)	(444,434)

Ending units	2,632,631	2,685,043	7,881	16,199	642,234	856,240	1,223,602	1,392,924

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGIS		OVSC		OVSCS		OVAG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,581,367)	(2,439,041)	(30,238)	(24,629)	(551,854)	(449,933)	(148,752)	(110,071)
Realized gain (loss) on investments	(10,516,619)	(42,293,327)	582,351	385,397	2,622,797	1,139,444	(121,631)	(242,080)
Change in unrealized gain (loss) on investments	9,101,558	79,731,748	(782,465)	405,776	(3,413,977)	7,061,131	(102,654)	2,324,724
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,996,428)	34,999,380	(230,352)	766,544	(1,343,034)	7,750,642	(373,037)	1,972,573

Equity transactions:
Purchase payments received from contract owners (note 3)	12,706,693	11,091,864	212,703	154,475	8,540,960	5,488,712	346,842	315,046
Transfers between funds	(11,850,584)	(82,185,141)	515,063	(518,076)	940,489	348,812	1,955,345	383,865
Redemptions (note 3)	(28,437,308)	(20,982,246)	(553,693)	(815,706)	(4,122,193)	(3,037,218)	(1,579,753)	(1,279,235)
Annuity benefits	(1,497)	(1,326)	(468)	(418)	(1,649)	(196)	-	-
Contract maintenance charges (note 2)	(785,314)	(1,003,204)	(1,401)	(1,472)	(99,384)	(52,301)	(7,690)	(7,732)
Contingent deferred sales charges (note 2)	(223,529)	(306,102)	(1,503)	(1,135)	(30,136)	(30,891)	(4,498)	(7,480)
Adjustments to maintain reserves	(1,037)	6,301	(106)	(937)	2,128	(1,545)	187	935

Net equity transactions	(28,592,576)	(93,379,854)	170,595	(1,183,269)	5,230,215	2,715,373	710,433	(594,601)

Net change in contract owners’ equity	(32,589,004)	(58,380,474)	(59,757)	(416,725)	3,887,181	10,466,015	337,396	1,377,972
Contract owners’ equity beginning of period	248,931,820	307,312,294	4,067,764	4,484,489	46,158,296	35,692,281	9,846,584	8,468,612

Contract owners’ equity end of period	$216,342,816	248,931,820	4,008,007	4,067,764	50,045,477	46,158,296	10,183,980	9,846,584

CHANGES IN UNITS:
Beginning units	17,274,630	24,250,057	411,283	552,543	2,225,257	2,081,552	1,833,474	1,983,089
Units purchased	2,902,651	3,504,682	259,814	136,432	968,998	634,593	1,209,307	306,299
Units redeemed	(4,889,352)	(10,480,109)	(250,978)	(277,692)	(660,301)	(490,888)	(1,142,164)	(455,914)

Ending units	15,287,929	17,274,630	420,119	411,283	2,533,954	2,225,257	1,900,617	1,833,474

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVFAD		PMVLAD		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$88,420	(27,682)	(129,068)	(303,815)	245,053	-	(7,543)	267
Realized gain (loss) on investments	610,773	238,768	485,376	638,544	(2,822)	-	(606,386)	(531,838)
Change in unrealized gain (loss) on investments	425,383	939,618	(2,419,505)	5,115,871	(970,242)	-	437,749	925,398
Reinvested capital gains	73,207	141,853	-	660,860	835,917	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,197,783	1,292,557	(2,063,197)	6,111,460	107,906	-	(176,180)	393,827

Equity transactions:
Purchase payments received from contract owners (note 3)	4,148,576	5,563,155	71,828,103	50,786,258	43,402,248	-	25,101	70,830
Transfers between funds	2,732,798	4,982,988	14,125,276	8,823,015	22,982,635	-	(84,556)	(158,372)
Redemptions (note 3)	(2,655,456)	(1,324,483)	(26,147,617)	(14,009,708)	(1,119,580)	-	(709,127)	(513,468)
Annuity benefits	-	-	(572)	(543)	-	-	-	-
Contract maintenance charges (note 2)	(1,604)	(1,201)	(913,678)	(591,612)	(27,481)	-	(554)	(617)
Contingent deferred sales charges (note 2)	(7,003)	(8,038)	(199,377)	(187,479)	(8,887)	-	(2,302)	(3,869)
Adjustments to maintain reserves	(1,339)	344	(5,964)	3,267	(9,593)	-	(259)	52

Net equity transactions	4,215,972	9,212,765	58,686,171	44,823,198	65,219,342	-	(771,697)	(605,444)

Net change in contract owners’ equity	5,413,755	10,505,322	56,622,974	50,934,658	65,327,248	-	(947,877)	(211,617)
Contract owners’ equity beginning of period	17,556,731	7,051,409	203,962,596	153,027,938	-	-	3,507,688	3,719,305

Contract owners’ equity end of period	$22,970,486	17,556,731	260,585,570	203,962,596	65,327,248	-	2,559,811	3,507,688

CHANGES IN UNITS:
Beginning units	1,500,572	649,344	18,042,359	14,013,653	-	-	275,411	329,454
Units purchased	1,265,349	1,621,274	13,186,257	11,267,961	7,565,330	-	52,419	34,597
Units redeemed	(928,168)	(770,046)	(8,056,947)	(7,239,255)	(1,025,009)	-	(114,832)	(88,640)

Ending units	1,837,753	1,500,572	23,171,669	18,042,359	6,540,321	-	212,998	275,411

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PVTIGB		PVTVB		AVBV2		AVCA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,953	13,592	(59,022)	(11,210)	(63)	(122)	(112,786)	(83,421)
Realized gain (loss) on investments	(32,882)	(25,323)	379,283	175,040	672	717	(114,742)	(440,367)
Change in unrealized gain (loss) on investments	(67,628)	58,937	(1,159,581)	433,795	(531)	(175)	(401,054)	1,408,817
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(89,557)	47,206	(839,320)	597,625	78	420	(628,582)	885,029

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,816	133,759	39	(168)	81,949	98,420
Transfers between funds	(31,881)	(23,220)	277,956	825,860	(39)	(4,729)	(106,757)	(467,154)
Redemptions (note 3)	(137,736)	(78,144)	(521,357)	(429,996)	-	5,141	(1,058,709)	(826,371)
Annuity benefits	-	-	-	-	(4,779)	(4,784)	(1,230)	(1,179)
Contract maintenance charges (note 2)	(82)	(89)	(470)	(458)	-	(1)	(2,531)	(2,656)
Contingent deferred sales charges (note 2)	(16)	(938)	(1,159)	(4,323)	-	-	(5,308)	(8,629)
Adjustments to maintain reserves	(67)	(55)	(110)	(998)	15	164	(384)	(463)

Net equity transactions	(169,782)	(102,446)	(243,324)	523,844	(4,764)	(4,377)	(1,092,970)	(1,208,032)

Net change in contract owners’ equity	(259,339)	(55,240)	(1,082,644)	1,121,469	(4,686)	(3,957)	(1,721,552)	(323,003)
Contract owners’ equity beginning of period	626,033	681,273	3,997,037	2,875,568	8,794	12,751	7,431,040	7,754,043

Contract owners’ equity end of period	$366,694	626,033	2,914,393	3,997,037	4,108	8,794	5,709,488	7,431,040

CHANGES IN UNITS:
Beginning units	39,549	46,786	248,463	213,154	-	-	579,187	687,506
Units purchased	1,067	3,711	137,865	143,627	(159)	6	92,123	99,289
Units redeemed	(12,279)	(10,948)	(164,600)	(108,318)	159	(6)	(180,480)	(207,608)

Ending units	28,337	39,549	221,728	248,463	-	-	490,830	579,187

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCD2		VYDS		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(425,704)	(332,638)	(3,072)	(3,309)	-	(570,283)	-	(203,552)
Realized gain (loss) on investments	(4,005,304)	(2,174,243)	(57,508)	(25,447)	-	6,828,427	-	(6,757,262)
Change in unrealized gain (loss) on investments	2,139,793	5,734,180	16,550	77,984	-	(1,858,084)	-	14,634,695
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,291,215)	3,227,299	(44,030)	49,228	-	4,400,060	-	7,673,881

Equity transactions:
Purchase payments received from contract owners (note 3)	4,465,249	3,153,675	26,609	9,407	-	649,103	-	1,181,314
Transfers between funds	220,884	(730,703)	(102,794)	(6,307)	-	(38,344,020)	-	(78,102,692)
Redemptions (note 3)	(2,512,531)	(2,013,879)	(58,353)	(57,213)	-	(4,256,971)	-	(5,352,320)
Annuity benefits	-	-	-	-	-	(2,839)	-	(2,957)
Contract maintenance charges (note 2)	(73,499)	(40,587)	(135)	(143)	-	(33,065)	-	(118,410)
Contingent deferred sales charges (note 2)	(28,125)	(23,657)	(27)	(34)	-	(60,378)	-	(63,531)
Adjustments to maintain reserves	(734)	(1,336)	(7)	(14)	-	10,273	-	(1,513)

Net equity transactions	2,071,244	343,513	(134,707)	(54,304)	-	(42,037,897)	-	(82,460,109)

Net change in contract owners’ equity	(219,971)	3,570,812	(178,737)	(5,076)	-	(37,637,837)	-	(74,786,228)
Contract owners’ equity beginning of period	23,011,080	19,440,268	526,739	531,815	-	37,637,837	-	74,786,228

Contract owners’ equity end of period	$22,791,109	23,011,080	348,002	526,739	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,298,000	1,278,768	38,329	43,065	-	3,605,643	-	7,776,288
Units purchased	846,862	383,994	2,805	1,032	-	1,421,865	-	869,112
Units redeemed	(730,334)	(364,762)	(13,692)	(5,768)	-	(5,027,508)	-	(8,645,400)

Ending units	1,414,528	1,298,000	27,442	38,329	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		TRLT2		VWBFR		VWBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(205,865)	(14,972)	-	2	398,577	148,817	799,031	299,117
Realized gain (loss) on investments	191,366	(4,892)	-	-	(16,148)	(33,954)	(112,445)	(119,580)
Change in unrealized gain (loss) on investments	(811,736)	306,444	-	-	(133,246)	190,809	(151,075)	428,734
Reinvested capital gains	-	-	-	-	121,547	-	243,995	-

Net increase (decrease) in contract owners’ equity resulting from operations	(826,235)	286,580	-	2	370,730	305,672	779,506	608,271

Equity transactions:
Purchase payments received from contract owners (note 3)	3,367,389	690,956	-	(365)	167,392	112,215	13,537	(68)
Transfers between funds	22,636,118	2,298,567	-	893	344,874	(329,249)	(302,294)	(198,382)
Redemptions (note 3)	(1,226,618)	(97,000)	-	(548)	(1,032,678)	(752,131)	(1,346,118)	(1,465,294)
Annuity benefits	-	-	-	-	-	-	(3,534)	(2,395)
Contract maintenance charges (note 2)	(1,538)	(100)	-	6	(1,582)	(1,852)	(6,255)	(7,162)
Contingent deferred sales charges (note 2)	(8,818)	(2,377)	-	-	(547)	(1,736)	(215)	(315)
Adjustments to maintain reserves	(752)	(119)	-	1	(1,034)	(9,094)	934	969

Net equity transactions	24,765,781	2,889,927	-	(13)	(523,575)	(981,847)	(1,643,945)	(1,672,647)

Net change in contract owners’ equity	23,939,546	3,176,507	-	(11)	(152,845)	(676,175)	(864,439)	(1,064,376)
Contract owners’ equity beginning of period	3,176,507	-	-	11	5,983,174	6,659,349	12,284,956	13,349,332

Contract owners’ equity end of period	$27,116,053	3,176,507	-	-	5,830,329	5,983,174	11,420,517	12,284,956

CHANGES IN UNITS:
Beginning units	301,680	-	-	1	437,415	509,578	511,066	581,103
Units purchased	3,364,199	389,912	-	276	89,462	53,436	-	-
Units redeemed	(1,296,951)	(88,232)	-	(277)	(127,502)	(125,599)	(65,143)	(70,037)

Ending units	2,368,928	301,680	-	-	399,375	437,415	445,923	511,066

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWEMR		VWEM		VWHAR		VWHA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(11,913)	(138,158)	(45,550)	(159,116)	(242,307)	(360,401)	(32,427)	(286,967)
Realized gain (loss) on investments	1,458,164	(1,653,517)	(2,137,349)	(1,847,822)	(358,911)	(481,359)	2,234,334	3,549,813
Change in unrealized gain (loss) on investments	(6,253,902)	6,149,883	(3,557,569)	7,028,655	(12,271,602)	11,218,034	(8,124,985)	4,258,555
Reinvested capital gains	-	-	-	-	674,581	-	407,783	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,807,651)	4,358,208	(5,740,468)	5,021,717	(12,198,239)	10,376,274	(5,515,295)	7,521,401

Equity transactions:
Purchase payments received from contract owners (note 3)	617,855	644,719	-	(15)	11,142,816	5,012,352	1,406	22
Transfers between funds	(5,284,411)	918,872	(1,046,520)	(598,977)	8,050,481	11,771,600	(819,801)	(1,128,234)
Redemptions (note 3)	(2,461,309)	(2,523,622)	(2,366,960)	(2,332,627)	(6,217,849)	(4,569,271)	(2,636,150)	(5,195,002)
Annuity benefits	(4,040)	(3,995)	(6,448)	(7,890)	(6,032)	(5,213)	(3,053)	(3,352)
Contract maintenance charges (note 2)	(5,154)	(6,087)	(10,017)	(11,632)	(13,198)	(11,112)	(13,419)	(14,259)
Contingent deferred sales charges (note 2)	(1,943)	(3,010)	(1,176)	(2,434)	(20,399)	(13,710)	(422)	(1,680)
Adjustments to maintain reserves	146	(222)	1,004	(198)	(6,975)	81,390	427	1,170

Net equity transactions	(7,138,856)	(973,345)	(3,430,117)	(2,953,773)	12,928,844	12,266,036	(3,471,012)	(6,341,335)

Net change in contract owners’ equity	(11,946,507)	3,384,863	(9,170,585)	2,067,944	730,605	22,642,310	(8,986,307)	1,180,066
Contract owners’ equity beginning of period	23,339,765	19,954,902	23,980,267	21,912,323	53,770,682	31,128,372	34,084,152	32,904,086

Contract owners’ equity end of period	$11,393,258	23,339,765	14,809,682	23,980,267	54,501,287	53,770,682	25,097,845	34,084,152

CHANGES IN UNITS:
Beginning units	827,950	886,135	946,130	1,081,816	2,350,975	1,143,054	619,064	761,288
Units purchased	119,749	307,759	-	-	2,531,203	1,712,246	1	-
Units redeemed	(396,443)	(365,944)	(148,685)	(135,686)	(1,412,507)	(504,325)	(66,761)	(142,224)

Ending units	551,256	827,950	797,445	946,130	3,469,671	2,350,975	552,304	619,064

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRASP		WRPCP		WRPMP		WRPMAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(500,298)	(297,396)	(1,047)	-	4,002	(37)	29,602	-
Realized gain (loss) on investments	1,577,566	1,312,225	(10,031)	-	(2,911)	2	(26,852)	-
Change in unrealized gain (loss) on investments	(10,208,797)	4,373,525	(3,265)	-	(63,776)	3,014	(755,920)	-
Reinvested capital gains	-	-	652	-	15,295	-	107,545	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,131,529)	5,388,354	(13,691)	-	(47,390)	2,979	(645,625)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	27,069,234	19,931,616	933,390	-	4,782,149	25,000	14,337,201	-
Transfers between funds	8,920,842	22,206,330	87,869	-	(24,265)	-	(16,720)	-
Redemptions (note 3)	(10,852,045)	(4,950,301)	(877)	-	(61,827)	-	(68,113)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(8,908)	(6,238)	-	-	(255)	-	(123)	-
Contingent deferred sales charges (note 2)	(66,987)	(35,512)	-	-	-	-	-	-
Adjustments to maintain reserves	606	7,115	1	-	1	3	(5)	-

Net equity transactions	25,062,742	37,153,010	1,020,383	-	4,695,803	25,003	14,252,240	-

Net change in contract owners’ equity	15,931,213	42,541,364	1,006,692	-	4,648,413	27,982	13,606,615	-
Contract owners’ equity beginning of period	77,797,454	35,256,090	-	-	27,982	-	-	-

Contract owners’ equity end of period	$93,728,667	77,797,454	1,006,692	-	4,676,395	27,982	13,606,615	-

CHANGES IN UNITS:
Beginning units	6,143,715	2,978,019	-	-	2,491	-	-	-
Units purchased	4,827,421	5,430,985	103,588	-	428,766	2,491	1,255,458	-
Units redeemed	(2,869,668)	(2,265,289)	(11,255)	-	(7,100)	-	(24,900)	-

Ending units	8,101,468	6,143,715	92,333	-	424,157	2,491	1,230,558	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRPMCP		SVDF		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(202)	-	(468)	(465)	(3,414)	(1,859)	(423,134)	(341,943)
Realized gain (loss) on investments	(9,500)	-	2,076	9,707	26,894	15,502	1,060,262	1,582,023
Change in unrealized gain (loss) on investments	(12,010)	-	(1,575)	1,944	(42,438)	51,989	(2,072,670)	2,464,303
Reinvested capital gains	3,950	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,762)	-	33	11,186	(18,958)	65,632	(1,435,542)	3,704,383

Equity transactions:
Purchase payments received from contract owners (note 3)	1,661,641	-	2,363	71	(14,154)	(56,021)	8,919,613	7,483,170
Transfers between funds	15,628	-	1,016	25	(35,273)	36,968	(1,588,741)	8,028,271
Redemptions (note 3)	(28,126)	-	-	(3)	-	41,905	(1,984,912)	(2,201,487)
Annuity benefits	-	-	(7,427)	(10,238)	(32,222)	(33,045)	-	-
Contract maintenance charges (note 2)	(93)	-	(279)	-	(44)	(58)	(72,105)	(22,263)
Contingent deferred sales charges (note 2)	-	-	-	-	-	1,270	(9,935)	(17,634)
Adjustments to maintain reserves	(2)	-	3	(424)	(3,052)	12,723	(792)	(17,148)

Net equity transactions	1,649,048	-	(4,324)	(10,569)	(84,745)	3,742	5,263,128	13,252,909

Net change in contract owners’ equity	1,631,286	-	(4,291)	617	(103,703)	69,374	3,827,586	16,957,292
Contract owners’ equity beginning of period	-	-	39,881	39,264	350,327	280,953	27,016,561	10,059,269

Contract owners’ equity end of period	$1,631,286	-	35,590	39,881	246,624	350,327	30,844,147	27,016,561

CHANGES IN UNITS:
Beginning units	-	-	-	-	836	-	1,674,122	775,011
Units purchased	150,962	-	15	-	-	2,092	1,334,492	2,259,443
Units redeemed	(2,602)	-	59	-	(836)	(1,256)	(978,764)	(1,360,332)

Ending units	148,360	-	74	-	-	836	2,029,850	1,674,122

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WFVSMV		WFVTRB		WFVOG2		NVAGF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(38)	37	4,038	5,773	(966)	(576)	112,024	149,443
Realized gain (loss) on investments	(493)	(317)	224	235	1,091	2,697	(313,065)	51,578
Change in unrealized gain (loss) on investments	(273)	1,821	3,548	1,419	(5,183)	13,139	100,870	(66,561)
Reinvested capital gains	-	-	11,330	7,389	541	-	173,773	80,474

Net increase (decrease) in contract owners’ equity resulting from operations	(804)	1,541	19,140	14,816	(4,517)	15,260	73,602	214,934

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	(1)	24,573	819,543
Transfers between funds	521	(248)	-	-	(5,242)	83,127	(3,469,556)	921,343
Redemptions (note 3)	(1,178)	(1,169)	-	-	(1,225)	(36,351)	(109,678)	(233,252)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(18)	(10)	(91)	(245)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	(108)	(1,228)
Adjustments to maintain reserves	(2)	(3)	(3)	13	10	5	(73)	42

Net equity transactions	(659)	(1,420)	(3)	13	(6,475)	46,770	(3,554,933)	1,506,203

Net change in contract owners’ equity	(1,463)	121	19,137	14,829	(10,992)	62,030	(3,481,331)	1,721,137
Contract owners’ equity beginning of period	9,762	9,641	274,433	259,604	62,030	-	3,481,331	1,760,194

Contract owners’ equity end of period	$8,299	9,762	293,570	274,433	51,038	62,030	-	3,481,331

CHANGES IN UNITS:
Beginning units	1,026	1,175	21,348	21,348	4,925	-	288,563	155,699
Units purchased	106	41	-	-	-	11,151	27,666	240,763
Units redeemed	(181)	(190)	-	-	(564)	(6,226)	(316,229)	(107,899)

Ending units	951	1,026	21,348	21,348	4,361	4,925	-	288,563

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	CSIEF3		GEF3		NVGWL6		WIEP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$28,624	(19,087)	(1,059)	(7,716)	(2,662)	(4,720)	-	-
Realized gain (loss) on investments	(41,389)	(2,233)	(425,178)	(508,522)	154,220	20,289	-	-
Change in unrealized gain (loss) on investments	(210,286)	191,961	385,062	697,776	(229,888)	195,256	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(223,051)	170,641	(41,175)	181,538	(78,330)	210,825	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	20,341	11,823	92,036	114,365	394,116	1,281,617	-	(2)
Transfers between funds	(1,882,814)	671,944	(1,883,961)	(340,451)	(2,511,022)	208,335	-	12
Redemptions (note 3)	(115,708)	(285,984)	(360,558)	(293,048)	(17,563)	(26,982)	-	4
Annuity benefits	(3,110)	(3,139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(973)	(1,386)	(418)	(1,094)	(4,380)	(2,999)	-	-
Contingent deferred sales charges (note 2)	(8)	(63)	(335)	(1,754)	(177)	(155)	-	(14)
Adjustments to maintain reserves	(33,705)	30,749	(23)	(67)	(182)	(87)	-	-

Net equity transactions	(2,015,977)	423,944	(2,153,259)	(522,049)	(2,139,208)	1,459,729	-	-

Net change in contract owners’ equity	(2,239,028)	594,585	(2,194,434)	(340,511)	(2,217,538)	1,670,554	-	-
Contract owners’ equity beginning of period	2,239,028	1,644,443	2,194,434	2,534,945	2,217,538	546,984	-	-

Contract owners’ equity end of period	$-	2,239,028	-	2,194,434	-	2,217,538	-	-

CHANGES IN UNITS:
Beginning units	196,205	161,230	147,046	186,700	152,509	41,212	-	-
Units purchased	31,812	88,599	42,559	15,764	41,976	132,855	-	-
Units redeemed	(228,017)	(53,624)	(189,605)	(55,418)	(194,485)	(21,558)	-	-

Ending units	-	196,205	-	147,046	-	152,509	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WVCP		JARLCS		GVGHS		GVGH6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	-	-	(5,134)	-	(42,402)
Realized gain (loss) on investments	-	-	-	-	-	(30,704)	-	(19,712)
Change in unrealized gain (loss) on investments	-	-	-	-	-	98,729	-	235,901
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	-	-	62,891	-	173,787

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	(116)	-	41,097	-	517,233
Transfers between funds	-	-	-	110	-	(4,129,343)	-	(14,472,834)
Redemptions (note 3)	-	4	-	6	-	(254,115)	-	(334,453)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(698)	-	(335)
Contingent deferred sales charges (note 2)	-	(3)	-	-	-	(578)	-	(5,194)
Adjustments to maintain reserves	-	(1)	-	-	-	(34)	-	(170)

Net equity transactions	-	-	-	-	-	(4,343,671)	-	(14,295,753)

Net change in contract owners’ equity	-	-	-	-	-	(4,280,780)	-	(14,121,966)
Contract owners’ equity beginning of period	-	-	-	-	-	4,280,780	-	14,121,966

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	342,864	-	1,400,047
Units purchased	-	-	-	-	-	39,645	-	240,262
Units redeemed	-	-	-	-	-	(382,509)	-	(1,640,309)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUSL		SGRF		SGRF2		GGTC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(8,326)	-	-	-	-	-	(3,519)
Realized gain (loss) on investments	-	(1,063,613)	-	-	-	-	-	(60,911)
Change in unrealized gain (loss) on investments	-	1,188,044	-	-	-	-	-	80,698
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	116,105	-	-	-	-	-	16,268

Equity transactions:
Purchase payments received from contract owners (note 3)	-	72,584	-	(2)	-	40,688	-	-
Transfers between funds	-	(2,841,465)	-	2	-	(34,381)	-	(749,470)
Redemptions (note 3)	-	(187,997)	-	-	-	(5,862)	-	(9,483)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(429)	-	-	-	(445)	-	(79)
Contingent deferred sales charges (note 2)	-	(651)	-	-	-	-	-	(196)
Adjustments to maintain reserves	-	25,455	-	-	-	-	-	(30)

Net equity transactions	-	(2,932,503)	-	-	-	-	-	(759,258)

Net change in contract owners’ equity	-	(2,816,398)	-	-	-	-	-	(742,990)
Contract owners’ equity beginning of period	-	2,816,398	-	-	-	-	-	742,990

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	257,511	-	-	-	-	-	49,650
Units purchased	-	14,748	-	13	-	5,899	-	205
Units redeemed	-	(272,259)	-	(13)	-	(5,899)	-	(49,855)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC3		GGTC6		GVUG2		GVUGL
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(21,276)	-	(75,337)	-	(77,131)	-	(10,085)
Realized gain (loss) on investments	-	1,214,804	-	2,044,593	-	(2,328,913)	-	(555,337)
Change in unrealized gain (loss) on investments	-	(1,134,325)	-	(1,591,794)	-	3,037,621	-	670,829
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	59,203	-	377,462	-	631,577	-	105,407

Equity transactions:
Purchase payments received from contract owners (note 3)	-	76,162	-	848,953	-	385,719	-	47,141
Transfers between funds	-	(5,205,603)	-	(15,591,624)	-	(15,146,786)	-	(2,406,440)
Redemptions (note 3)	-	(451,264)	-	(506,101)	-	(456,967)	-	(186,641)
Annuity benefits	-	(283)	-	-	-	-	-	(141)
Contract maintenance charges (note 2)	-	(743)	-	(547)	-	(6,134)	-	(527)
Contingent deferred sales charges (note 2)	-	(852)	-	(5,530)	-	(3,927)	-	(135)
Adjustments to maintain reserves	-	(4,950)	-	(79)	-	(150)	-	(1,406)

Net equity transactions	-	(5,587,533)	-	(15,254,928)	-	(15,228,245)	-	(2,548,149)

Net change in contract owners’ equity	-	(5,528,330)	-	(14,877,466)	-	(14,596,668)	-	(2,442,742)
Contract owners’ equity beginning of period	-	5,528,330	-	14,877,466	-	14,596,668	-	2,442,742

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	503,843	-	1,441,431	-	964,339	-	188,997
Units purchased	-	68,228	-	211,583	-	57,652	-	6,775
Units redeemed	-	(572,071)	-	(1,653,014)	-	(1,021,991)	-	(195,772)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JPMCVP		WSCP		ALBS		GVGU2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	(180,035)	(391,423)	-	2,422	-	657
Realized gain (loss) on investments	-	-	2,404,597	1,626,667	-	(37,818)	-	(153,050)
Change in unrealized gain (loss) on investments	-	-	(4,313,690)	2,749,412	-	37,177	-	139,351
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	(2,089,128)	3,984,656	-	1,781	-	(13,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(10)	321,366	680,575	-	-	-	-
Transfers between funds	-	10	(28,116,105)	(973,119)	-	(221,780)	-	(315,100)
Redemptions (note 3)	-	-	(3,691,090)	(5,014,258)	-	(301)	-	(22,468)
Annuity benefits	-	-	(2,221)	(2,866)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(16,307)	(22,508)	-	(5)	-	(17)
Contingent deferred sales charges (note 2)	-	-	(6,145)	(7,382)	-	-	-	-
Adjustments to maintain reserves	-	-	(10,000)	(812)	-	(1)	-	24

Net equity transactions	-	-	(31,520,502)	(5,340,370)	-	(222,087)	-	(337,561)

Net change in contract owners’ equity	-	-	(33,609,630)	(1,355,714)	-	(220,306)	-	(350,603)
Contract owners’ equity beginning of period	-	-	33,609,630	34,965,344	-	220,306	-	350,603

Contract owners’ equity end of period	$-	-	-	33,609,630	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	2,155,736	2,532,513	-	18,711	-	18,909
Units purchased	-	7	33,589	55,803	-	57	-	-
Units redeemed	-	(7)	(2,189,325)	(432,580)	-	(18,768)	-	(18,909)

Ending units	-	-	-	2,155,736	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGU		GVGF2		GVGFS		GVGH2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	10,341	-	(996)	-	(1,527)	-	(3,132)
Realized gain (loss) on investments	-	(1,089,826)	-	(417,402)	-	208,774	-	(107,257)
Change in unrealized gain (loss) on investments	-	953,426	-	427,835	-	(174,814)	-	126,131
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(126,059)	-	9,437	-	32,433	-	15,742

Equity transactions:
Purchase payments received from contract owners (note 3)	-	8,575	-	93	-	7,270	-	-
Transfers between funds	-	(3,157,494)	-	(685,151)	-	(2,136,062)	-	(1,265,174)
Redemptions (note 3)	-	(241,472)	-	(17,917)	-	(130,484)	-	(15,278)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(604)	-	(49)	-	(247)	-	(79)
Contingent deferred sales charges (note 2)	-	(544)	-	(414)	-	(420)	-	(350)
Adjustments to maintain reserves	-	(27)	-	(37)	-	(24)	-	(62)

Net equity transactions	-	(3,391,566)	-	(703,475)	-	(2,259,967)	-	(1,280,943)

Net change in contract owners’ equity	-	(3,517,625)	-	(694,038)	-	(2,227,534)	-	(1,265,201)
Contract owners’ equity beginning of period	-	3,517,625	-	694,038	-	2,227,534	-	1,265,201

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	217,412	-	47,904	-	176,927	-	84,308
Units purchased	-	5,298	-	516	-	11,849	-	195
Units redeemed	-	(222,710)	-	(48,420)	-	(188,776)	-	(84,503)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		ACVI2		FALFS		FVMOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(689)	-	-	-	12,998	-	176,562
Realized gain (loss) on investments	-	9,952	-	-	-	(376,860)	-	(378,818)
Change in unrealized gain (loss) on investments	-	(6,131)	-	-	-	395,018	-	259,775
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,132	-	-	-	31,156	-	57,519

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	18,910	-	33,933
Transfers between funds	-	(153,525)	-	-	-	(947,870)	-	(7,011,235)
Redemptions (note 3)	-	(23,150)	-	8	-	(26,296)	-	(329,878)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(195)	-	(8)	-	(47)	-	(207)
Contingent deferred sales charges (note 2)	-	-	-	-	-	(185)	-	(555)
Adjustments to maintain reserves	-	(16)	-	-	-	1	-	(14)

Net equity transactions	-	(176,886)	-	-	-	(955,487)	-	(7,307,956)

Net change in contract owners’ equity	-	(173,754)	-	-	-	(924,331)	-	(7,250,437)
Contract owners’ equity beginning of period	-	173,754	-	-	-	924,331	-	7,250,437

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	59,032	-	-	-	86,156	-	746,449
Units purchased	-	-	-	-	-	1,741	-	60,523
Units redeemed	-	(59,032)	-	-	-	(87,897)	-	(806,972)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMMCGS		WFVLCG		WFVMM		BF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	(307)	-	(1,346)	-	-
Realized gain (loss) on investments	-	-	-	(7,407)	-	-	-	-
Change in unrealized gain (loss) on investments	-	-	-	(2,793)	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	(10,507)	-	(1,346)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	62	-	(27)	-	599,270	-	213
Transfers between funds	-	(62)	-	(89,455)	-	(705,524)	-	(213)
Redemptions (note 3)	-	-	-	(3,823)	-	(48,644)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(13)	-	(15)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(525)	-	-
Adjustments to maintain reserves	-	-	-	90	-	1	-	-

Net equity transactions	-	-	-	(93,228)	-	(155,437)	-	-

Net change in contract owners’ equity	-	-	-	(103,735)	-	(156,783)	-	-
Contract owners’ equity beginning of period	-	-	-	103,735	-	156,783	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	11,201	-	14,747	-	-
Units purchased	-	1	-	4,250	-	118,545	-	24
Units redeemed	-	(1)	-	(15,451)	-	(133,292)	-	(24)

Ending units	-	-	-	-	-	-	-	-

								(Continued)

NATIONWIDE VARIABLE ACCOUNT-II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

VFLG2
	2011	2010
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	-	-
Change in unrealized gain (loss) on investments	-	-
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,135
Transfers between funds	-	-
Redemptions (note 3)	-	(1,135)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	-

Net equity transactions	-	-

Net change in contract owners’ equity	-	-
Contract owners’ equity beginning of period	-	-

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	-
Units purchased	-	230
Units redeemed	-	(230)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
ALGER AMERICAN FUNDS
MidCap Growth Portfolio - Class S Shares (ALMCS)
AMERICAN FUNDS GROUP (THE)
Growth Fund - Class 1 (AFGF)
High-Income Bond Fund - Class 1 (AFHY)
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
BB&T FUNDS
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)*
Sterling Capital Select Equity VIF (BBGI)*
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
CHARLES SCHWAB FUNDS
Money Market Portfolio(TM) (CHSMM)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
Stock Index Fund, Inc. - Service Shares (DSIFS)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Diversified Mid Cap Growth Portfolio 1 (OGGO)*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JPMorgan Insurance Trust Core Bond Portfolio 1 (OGBDP)*
JPMorgan Insurance Trust Equity Index Portfolio 1 (OGEI)*
JPMorgan Insurance Trust Intrepid Growth Portfolio - Class 1 (OGLG)*
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (OGDMP)*
JPMorgan Insurance Trust U.S. Equity Portfolio 1 (OGDEP)*
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
Emerging Markets Debt Portfolio - Class II (MSEMB)
Global Real Estate Portfolio - Class II (VKVGR2)*
U.S. Real Estate Portfolio - Class I (MSVRE)*
U.S. Real Estate Portfolio - Class II (MSVREB)
MTB GROUP OF FUNDS
Managed Allocation Fund - Moderate Growth II (VFMG2)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class II (GEM2)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)
NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class I (TRF)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
American Century NVIT Growth Fund - Class I (CAF)
American Century NVIT Growth Fund -Class II (CAF2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Real Estate Fund - Class II (NVRE2)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund - Class I (ACVB)
VP Capital Appreciation Fund - Class I (ACVCA)*
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)*
VP International Fund - Class II (ACVI2)*
VP International Fund - Class III (ACVI3)*
VP International Fund - Class IV (ACVI4)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)
VP Ultra(R) Fund - Class I (ACVU1)*
VP Ultra(R) Fund - Class II (ACVU2)*
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
Growth and Income Portfolio - Initial Shares (DGI)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 2 (TIF2)
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Growth Portfolio - I Class Shares (AMTG)
Guardian Portfolio - I Class Shares (AMGP)*
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*
Partners Portfolio - I Class Shares (AMTP)*
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Balanced Fund/VA - Non-Service Shares (OVMS)
Core Bond Fund/VA - Non-Service Shares (OVB)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Class 4 (OVGS4)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Class 4 (OVHI4)
High Income Fund/VA - Non-Service Shares (OVHI)
High Income Fund/VA - Service Class (OVHIS)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series II (AVCD2)
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
WELLS FARGO FUNDS
Advantage VT Index Asset Allocation Fund - Class 2 (WFVAA)*
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)*
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
*At December 31, 2011, contract owners were not invested in the fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.
In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in Level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount redeemed. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, this charge will not exceed 8% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue and Nationwide Destination L contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Nationwide Destination C (formerly Exclusive Venue), Income Architect or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.
The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option tables on the following two pages illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - II Options	BOA IV	America’s Vision	NEBA	Schwab Custom Solutions	Schwab Income Choice
Variable Account Charges - Recurring	1.30%	1.40%	0.80%	0.95%	0.65%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced	-	-	-	0.10%	0.20%
Combination Enhanced	-	-	-	0.40%	-
Return of Premium					0.10%
Beneficiary Protector II Option	-	-	-	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Spousal Continuation Benefit Option	-	-	-	-	0.30%
Capital Preservation and Income Options:
Capital Preservation Plus Option	-	-	-	0.50%	-
Lifetime Income Option
5% Lifetime Income Option (New York)	-	-	-	-	1.00%(12)
7% Lifetime Income Option (Non-New York)	-	-	-	-	1.00%(13)

Maximum Variable Account Charges*	1.30%	1.40%	0.80%	2.20%	2.15%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

Nationwide Variable Account - II Options	America’s Future II	All American Gold	Achiever	Income Architect
Variable Account Charges - Recurring	1.15%	1.15%	1.55%	0.40%
CDSC Options:
Four Year CDSC	0.30%	0.50%	0.20%	-
No CDSC	0.35%	0.55%	0.25%	-
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.20%(2)	0.20%(2)	-	-
One-Year Enhanced	0.10%(4)	0.10%(4)	-	-
One-Month Enhanced	-	0.35%(2)	0.20%(2)	-
Combination Enhanced II	-	-	0.45%(11)	-
Combination Enhanced	-	0.40%(5)	0.30%(5)	-
Beneficiary Protector II Option	-	0.35%	0.35%	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	1.00%	1.00%	-
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	0.50%(17)	-
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(12)	1.00%(12)	1.00%(12)	-
7% Lifetime Income Option (Non-New York)	1.00%(13)	1.00%	1.00%(13)	-
10% Lifetime Income Option	1.20%(14)	1.20%	1.20%(14)	-
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	0.15%	0.15%	-
7% Spousal Continuation Benefit (Non-New York)	0.15%	0.30%(20)	0.15%	-
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	0.30%(16)(21)	0.30%(16)	-
Guaranteed Lifetime Withdrawal Fee	-	-	-	0.60%(18)
Spousal Continuation Benefit Option	-	-	-	0.10%(18)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	0.30%	0.45%(17)	0.10%	-
4% Extra Value Credit Option	0.40%	-	0.25%	-
5% Extra Value Credit Option	-	0.70%(17)	0.45%(9)	-
5% Extra Value Credit Option	-	-	0.55%(10)	-

Maximum Variable Account Charges*	3.55%	4.60%(1)	4.60%(1)	1.10%(1)

Nationwide Variable Account - II Options	Future Venue	Destination C	Destination L	Elite Venue	Choice Venue II
Variable Account Charges - Recurring	1.10%	1.60%	1.75%	1.75%	1.50%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	0.15%(3)	-	-	-	-
One-Year Enhanced	0.10%(4)	-	0.20%	-	-
One-Month Enhanced II	0.35%(3)	0.20%(2)	-	0.20%(2)	0.20%(2)
One-Month Enhanced	0.30%(6)	0.20%(6)	0.35%	0.20%(6)	0.20%(6)
Combination Enhanced II	0.45%(3)	0.35%(2)	-	0.35%(2)	0.35%(2)
Combination Enhanced	0.40%(7)	0.30%(7)	0.45%	0.30%(7)	0.30%(7)
Return of Premium
Spousal Protection Annuity Option - Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse
Spousal Protection Annuity Option II	0.20%(3)	-	-	-	-
Spousal Protection Annuity Option	0.10%(8)	0.20%	-	0.20%	0.20%
Beneficiary Protector II Option	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation and Income Options:
Capital Preservation Plus Lifetime Income Option	1.00%	-	1.00%(17)	1.00%	1.00%
Capital Preservation Plus Option	0.50%(17)	0.50%(17)	-	0.50%(17)	0.50%(17)
Lifetime Income Option
5% Lifetime Income Option (New York)	1.00%(12)	-	1.00%(12)	1.00%(12)	1.00%(12)
7% Lifetime Income Option (New York)			1.00%
7% Lifetime Income Option (Non-New York)	1.00%(13)	-	-	1.00%(13)	1.00%(13)
10% Lifetime Income Option	1.20%(14)	-	1.20%	1.20%(14)	1.20%(14)
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%	-	0.15%	0.15%	0.15%
7% Spousal Continuation Benefit (New York)			0.3%(20)
7% Spousal Continuation Benefit (Non-New York)	0.15%	-	-	0.15%	0.15%
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)	-	0.30%(16)(21)	0.30%(16)	0.30%(16)
Extra Value Options (EV):
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force. 3% Extra Value Credit Option	0.45%	-	-	-	-

Maximum Variable Account Charges*	4.05%(1)	3.00%	4.05%(1)	4.15%(1)	3.90%(1)

Nationwide Variable Account - II Options	Destination B	Destinnation EV	Destination Navigator	Destination Navigator-NY
Variable Account Charges - Recurring	1.30%	1.85%	1.30%	1.30%
Death Benefit Options - Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II		-
One-Year Enhanced	0.20%	0.20%	0.20%	0.20%
One-Month Enhanced II
One-Month Enhanced	0.35%	0.35%	0.35%
Combination Enhanced II
Combination Enhanced	0.45%	0.45%	0.45%
Return of Premium
Beneficiary Protector II Option
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.	0.35%	0.35%	0.35%	-
Lifetime Income Option
5% Lifetime Income Option (New York)				1.00%
5% Lifetime Income Option (Non-New York)	1.00%(17)		1.00%
7% Lifetime Income Option (New York)		1.00%		1.00%
7% Lifetime Income Option (Non-New York)	1.00%
10% Lifetime Income Option (New York)				1.20%
10% Lifetime Income Option (Non-New York)	1.20%	1.20%	1.20%
Spousal Continuation Benefit Option
5% Spousal Continuation Benefit (New York)	0.15%(17)			0.15%(19)
5% Spousal Continuation Benefit (Non-New York)			0.15%(19)
7% Spousal Continuation Benefit (New York)	0.30%(15)(20)	0.30%(15)(20)		0.30%(15)(20)
7% Spousal Continuation Benefit (Non-New York)
10% Spousal Continuation Benefit (New York)
10% Spousal Continuation Benefit (Non-New York)	0.30%(16)(21)	0.30%(16)(21)	0.30%(16)(21)
Reduced CDSC Option (“Liquidity Option”)			0.50%	0.50%

Maximum Variable Account Charges*	3.60%	4.15%	4.10%	3.30%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(*) The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(1) The total variable account charges associated with this product may be higher or lower than this amount, depending on whether the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is higher or lower than the daily net assets. For purposes of this table, the Company assumes the Current Income Benefit Base or Guaranteed Lifetime Withdrawal Base is equal to the daily net assets.
(2) Available beginning May 1, 2004 or a later date if state law requires
(3) Available beginning September 1, 2004 or a later date if state law requires
(4) Available until state approval is received for the One-Year Enhanced Death Benefit II Option
(5) Available until state approval is received for the One-Month Enhanced Death Benefit Option
(6) Available until state approval is received for the One-Month Enhanced Death Benefit II Option
(7) Available until state approval is received for the Combination Enhanced Death Benefit II Option
(8) Available until state approval is received for the Spousal Protection Annuity II Option
(9) Non-NY residents
(10) NY residents
(11) Available beginning May 1, 2007 or a later date if state law requires
(12) Currently, the charge associated with the 5% Lifetime Income Option is equal to 0.85% of the current income base and is assessed through the reduction of units.
(13) Currently, the charge associated with the 7% Lifetime Income Option is equal to 0.95% of the current income base and is assessed through the reduction of units.
(14) Currently, the charge associated with the 10% Lifetime Income Option is equal to 1.00% of the current income base and is assessed through the reduction of units.
(15) Currently, the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the current income base and is assessed through the reduction of units.
(16) Currently, the charge associated with the 10% Spousal Continuation Benefit is equal to 0.20% of the current income base and is assessed through the reduction of units.
(17) No longer available.
(18) This charge is a percentage of the Guaranteed Lifetime Withdrawal Base.
(19) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 5% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 5% Spousal Continuation Benefit is 0.15% of the Current Income Benefit Base.
(20) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there is currently no charge associated with the 7% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge associated with the 7% Spousal Continuation Benefit is equal to 0.15% of the Current Income Benefit Base.
(21) For contracts issued on or after December 5, 2011 or the date of state approval (whichever is later), there currently is no charge associated with the 10% Spousal Continuation Benefit. For contracts issued before December 5, 2011 or the date of state approval (whichever is later), the charge for the 10% Spousal Continuation Benefit is 0.20% of the Current Income Benefit Base.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	ALMCS	AFGF	AFHY	AFGC	MLVGA3	CHSMM	DSIF

0.40%	$51,926	$-	$-	$-	$-	$-	$-	$-
0.65%	72,048	-	-	-	-	-	14	-
0.75%	307,638	-	-	-	-	2,160	11,033	-
0.80%	191,127	-	-	-	-	195	-	8,936
0.85%	454,811	-	-	-	-	892	14,319	-
0.95%	319,600	782	-	-	-	908	44,550	-
1.05%	305,269	3,200	-	-	-	1,466	47,949	-
1.10%	10,244,270	-	-	-	-	24,598	-	-
1.15%	43,610,469	-	-	-	-	91,525	-	-
1.20%	346,240	-	-	-	-	1,502	-	-
1.25%	5,057,086	-	-	-	-	40,656	-	-
1.30%	72,830,592	-	139,269	17,183	15,802	182,682	-	2,035,779
1.35%	10,733,764	-	-	-	-	60,748	2,556	-
1.40%	17,887,594	-	-	-	-	64,735	-	1,020,731
1.45%	5,989,711	1,167	-	-	-	31,422	19	-
1.50%	14,132,522	-	-	-	-	196,401	-	-
1.55%	35,909,471	-	-	-	-	169,845	1,357	-
1.60%	2,728,589	-	-	-	-	72,170	-	-
1.65%	10,777,624	-	-	-	-	54,272	-	-
1.70%	3,463,234	-	-	-	-	13,281	-	-
1.75%	83,127,306	-	-	-	-	316,866	-	-
1.80%	8,680,372	-	-	-	-	89,038	-	-
1.85%	6,568,362	-	-	-	-	23,276	-	-
1.90%	3,100,073	-	-	-	-	12,699	-	-
1.95%	15,544,642	-	-	-	-	137,502	-	-
2.00%	15,774,558	-	-	-	-	47,846	-	-
2.05%	4,283,574	-	-	-	-	5,226	-	-
2.10%	6,398,064	-	-	-	-	44,043	-	-
2.15%	10,727,788	-	-	-	-	10,772	-	-
2.20%	6,217,188	-	-	-	-	28,848	-	-
2.25%	6,053,675	-	-	-	-	545	-	-
2.30%	3,422,312	-	-	-	-	8,534	-	-
2.35%	23,301,832	-	-	-	-	18,623	-	-
2.40%	3,379,685	-	-	-	-	1,075	-	-
2.45%	2,058,223	-	-	-	-	4,488	-	-
2.50%	8,864,196	-	-	-	-	-	-	-
2.55%	2,120,950	-	-	-	-	1,624	-	-
2.60%	1,059,179	-	-	-	-	-	-	-
2.65%	255,265	-	-	-	-	522	-	-
2.70%	1,011,979	-	-	-	-	-	-	-
2.75%	227,953	-	-	-	-	-	-	-
2.80%	303,788	-	-	-	-	-	-	-
2.85%	223,405	-	-	-	-	-	-	-
2.90%	180,592	-	-	-	-	-	-	-
2.95%	176,225	-	-	-	-	-	-	-
3.00%	66,869	-	-	-	-	-	-	-
3.05%	62,858	-	-	-	-	-	-	-
3.10%	12,393	-	-	-	-	-	-	-
3.15%	652	-	-	-	-	-	-	-
3.20%	2,308	-	-	-	-	-	-	-
3.25%	6,939	-	-	-	-	-	-	-
3.30%	1,937	-	-	-	-	-	-	-
3.40%	351	-	-	-	-	-	-	-

Totals	$448,629,078	$5,149	$139,269	$17,183	$15,802	$1,760,985	$121,797	$3,065,446

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	DSIFS	DSRG	HVIE	HVSIT	JPMMV1	JABS	JACAS	JAGTS2

0.40%	$146	$-	$27	$-	$-	$-	$160	$-
0.65%	98	-	3	-	-	-	285	-
0.75%	2,378	-	421	135	-	-	719	12
0.80%	-	2,291	-	-	178	-	2,505	160
0.85%	6,865	-	5	104	-	-	3,945	6
0.95%	17,536	-	-	-	-	12,672	9,167	436
1.05%	14,364	-	-	-	-	20,824	9,334	227
1.10%	32,103	-	13	11	-	352	21,192	701
1.15%	303,730	-	1,960	5,932	-	20,212	197,261	8,547
1.20%	7,778	-	-	-	-	135	190	-
1.25%	44,604	-	132	324	-	13,445	20,980	946
1.30%	81,714	438,932	13,343	24,943	60,021	82	328,459	72,350
1.35%	60,841	-	176	1,353	-	227	75,496	4,150
1.40%	18,378	125,255	-	-	20,164	629	69,096	17,196
1.45%	67,691	-	140	96	-	6,746	34,715	2,763
1.50%	102,336	-	3,859	5,859	-	9,012	57,415	10,643
1.55%	199,250	-	4,130	7,090	-	31,840	169,924	9,453
1.60%	35,158	-	757	1,836	-	2,067	22,955	3,484
1.65%	63,949	-	726	2,769	-	1,694	42,501	13,239
1.70%	16,986	-	135	169	-	7,104	13,549	658
1.75%	199,274	-	4,429	19,829	-	5,499	275,665	7,308
1.80%	69,924	-	3,707	957	-	10,521	38,830	1,684
1.85%	44,606	-	1,723	3,939	-	1,958	26,547	1,372
1.90%	18,198	-	138	3,103	-	129	13,388	509
1.95%	40,753	-	1,669	1,631	-	3,580	55,528	2,619
2.00%	61,276	-	244	4,309	-	800	66,971	3,076
2.05%	27,076	-	734	2,311	-	6,508	8,789	1,279
2.10%	25,668	-	193	1,481	-	942	24,553	3,609
2.15%	18,332	-	189	635	-	503	28,600	1,458
2.20%	16,411	-	1,725	595	-	769	22,762	4,569
2.25%	8,223	-	32	13	-	937	9,839	-
2.30%	15,599	-	12	692	-	1,852	20,297	469
2.35%	16,362	-	367	765	-	-	53,593	-
2.40%	4,963	-	-	76	-	-	12,068	-
2.45%	3,359	-	-	79	-	2,554	8,357	638
2.50%	6,945	-	-	266	-	-	25,818	-
2.55%	1,312	-	-	1,239	-	-	6,208	84
2.60%	3,305	-	-	127	-	-	6,179	-
2.65%	1,042	-	-	-	-	-	1,279	-
2.70%	1,582	-	-	61	-	-	1,756	-
2.75%	438	-	-	-	-	-	433	-
2.80%	-	-	-	-	-	-	580	-
2.85%	660	-	-	-	-	-	89	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	72	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$1,661,213	$566,478	$40,989	$92,729	$80,363	$163,593	$1,788,049	$173,645

	JAGTS	JAIGS2	JAIGS	MIGSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.40%	$-	$-	$-	$-	$129	$80	$-	$-
0.65%	-	677	-	-	1,905	115	-	-
0.75%	-	2,504	-	-	4,116	768	-	-
0.80%	35	6,758	112	-	320	-	2	-
0.85%	-	6,394	-	-	12,019	533	-	1
0.95%	-	20,737	940	179	1,962	179	-	4,302
1.05%	-	18,804	350	-	832	185	-	1,292
1.10%	-	12,339	-	782	66,846	1,944	-	3,502
1.15%	-	209,205	7,379	16,990	512,232	39,125	-	35,413
1.20%	-	194	-	1,168	5,159	-	-	96
1.25%	-	29,903	4,130	12,736	49,830	2,864	-	9,256
1.30%	18,338	521,046	51,145	318	256,709	106,144	15,541	-
1.35%	-	77,295	-	2,959	123,738	11,187	-	10,477
1.40%	8,293	120,339	21,278	2,011	81,833	9,697	7,218	3,675
1.45%	-	35,298	106	3,592	80,463	4,697	-	12,353
1.50%	-	39,169	709	18,207	122,510	26,444	-	25,310
1.55%	-	206,511	3,961	24,896	475,532	27,702	-	52,135
1.60%	-	29,593	46	4,005	35,179	10,611	-	4,327
1.65%	-	61,024	315	8,028	130,596	8,796	-	10,814
1.70%	-	16,456	3,352	5,992	71,539	1,360	-	14,763
1.75%	-	150,468	751	16,317	1,238,618	113,538	-	59,098
1.80%	-	54,642	1,148	8,210	137,315	8,165	-	14,223
1.85%	-	16,262	656	11,665	72,277	17,090	-	7,498
1.90%	-	18,041	-	2,432	32,764	2,839	-	2,638
1.95%	-	26,629	761	2,942	178,648	30,121	-	12,121
2.00%	-	42,434	-	2,808	306,029	19,616	-	16,799
2.05%	-	7,587	2,211	7,567	47,029	7,394	-	4,406
2.10%	-	27,511	869	5,610	87,781	6,595	-	5,412
2.15%	-	12,142	201	3,225	232,976	4,197	-	4,606
2.20%	-	22,539	-	1,583	68,679	9,559	-	4,009
2.25%	-	616	-	1,441	115,521	616	-	2,627
2.30%	-	7,694	-	3,627	33,280	4,363	-	2,691
2.35%	-	3,507	-	1,737	629,455	7,350	-	15,635
2.40%	-	395	-	-	71,775	2,314	-	2,495
2.45%	-	4,543	-	1,287	40,131	3,150	-	443
2.50%	-	262	-	511	34,075	2,462	-	11,249
2.55%	-	4,533	-	72	51,047	1,105	-	893
2.60%	-	-	-	-	30,063	199	-	1,038
2.65%	-	919	-	-	1,209	770	-	83
2.70%	-	-	-	-	12,115	34	-	150
2.75%	-	-	-	2	2,761	-	-	-
2.80%	-	2,087	-	29	1,726	5	-	-
2.85%	-	-	-	-	486	-	-	-
2.90%	-	-	-	-	3,532	-	-	-
2.95%	-	-	-	-	634	-	-	43
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	851	-	-	629
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	61	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$26,666	$1,817,057	$100,420	$172,928	$5,464,287	$493,913	$22,761	$356,502

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	MSEM	MSEMB	VKVGR2	MSVRE	MSVREB	VFMG2	NVAMV1	NVAMV2

0.40%	$-	$-	$-	$-	$-	$-	$-	$37
0.65%	-	-	-	-	-	-	-	157
0.75%	-	-	-	-	-	-	-	884
0.80%	24	-	-	-	-	-	1,752	-
0.85%	-	-	-	-	-	-	-	1,946
0.95%	-	-	-	-	-	-	-	7,701
1.05%	-	-	-	-	-	-	-	7,269
1.10%	-	417	-	-	-	-	-	39,862
1.15%	-	2,671	-	-	59	20,900	-	338,770
1.20%	-	-	-	-	-	-	-	2,268
1.25%	-	1,442	-	-	-	19,952	-	56,054
1.30%	35,448	-	-	364	-	-	557,931	61,124
1.35%	-	-	-	-	8	2,657	-	126,782
1.40%	14,469	559	-	208	-	292	203,370	38,063
1.45%	-	778	-	-	-	142	-	82,539
1.50%	-	4,665	-	-	22	-	-	70,232
1.55%	-	1,686	-	-	-	74	-	318,923
1.60%	-	27	-	-	-	426	-	16,416
1.65%	-	221	-	-	-	1,194	-	89,263
1.70%	-	402	-	-	-	-	-	40,548
1.75%	-	653	43	-	-	5,792	-	441,737
1.80%	-	615	-	-	-	-	-	84,880
1.85%	-	186	-	-	-	1,261	-	51,831
1.90%	-	-	-	-	-	308	-	26,471
1.95%	-	177	-	-	-	613	-	56,878
2.00%	-	-	-	-	-	-	-	64,822
2.05%	-	574	-	-	-	-	-	30,450
2.10%	-	-	-	-	-	-	-	43,950
2.15%	-	-	-	-	-	-	-	60,176
2.20%	-	-	-	-	-	641	-	29,893
2.25%	-	-	-	-	-	-	-	28,981
2.30%	-	-	-	-	-	-	-	25,630
2.35%	-	-	-	-	-	87	-	74,632
2.40%	-	-	-	-	-	-	-	14,980
2.45%	-	-	-	-	-	-	-	12,180
2.50%	-	-	-	-	-	-	-	34,915
2.55%	-	-	-	-	-	-	-	3,401
2.60%	-	-	-	-	-	-	-	6,109
2.65%	-	-	-	-	-	-	-	1,035
2.70%	-	-	-	-	-	-	-	2,568
2.75%	-	-	-	-	-	-	-	60
2.80%	-	-	-	-	-	-	-	6,757
2.85%	-	-	-	-	-	-	-	1,391
2.90%	-	-	-	-	-	-	-	1,587
2.95%	-	-	-	-	-	-	-	535
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	119
3.40%	-	-	-	-	-	-	-	-

	$49,941	$15,073	$43	$572	$89	$54,339	$763,053	$2,404,806

	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM

0.40%	$-	$-	$45	$27	$113	$-	$-	$-
0.65%	4,461	1,101	14	97	1,116	-	-	-
0.75%	7,926	2,466	1,461	678	3,639	-	69	-
0.80%	571	439	618	1,538	287	-	111	54
0.85%	5,402	2,457	854	2,749	4,328	-	365	-
0.95%	283	4,769	1,648	2,616	1,516	871	7,469	-
1.05%	2,199	3,068	1,902	2,173	742	94	3,530	-
1.10%	1,589,783	401,760	26,963	58,625	368,444	398	4,668	-
1.15%	4,675,109	1,564,247	229,648	367,173	1,436,059	19,075	202,305	-
1.20%	8,903	6,074	1,301	2,013	4,235	1,105	143	-
1.25%	443,639	106,237	28,471	36,073	86,550	10,812	23,850	-
1.30%	5,322,514	1,637,550	225,958	337,703	1,540,760	43	129,511	1,659
1.35%	1,113,197	353,083	88,144	130,158	347,223	4,384	50,068	-
1.40%	272,779	77,692	44,341	74,795	28,418	1,213	49,334	3,646
1.45%	437,920	171,891	33,247	64,025	141,414	5,164	50,304	-
1.50%	1,721,411	539,778	87,652	141,663	521,769	4,652	86,433	-
1.55%	3,713,298	1,391,146	217,446	395,683	1,298,808	27,264	196,107	-
1.60%	106,024	38,983	25,207	64,109	44,808	2,418	45,828	-
1.65%	790,671	212,813	52,439	89,399	174,737	5,376	63,451	-
1.70%	277,501	133,875	25,290	37,557	113,204	4,993	10,686	-
1.75%	9,287,850	2,621,517	359,003	638,765	2,448,158	6,670	137,786	-
1.80%	522,916	180,711	41,483	93,015	135,358	10,052	76,559	-
1.85%	660,818	248,091	22,962	50,056	230,208	7,896	29,762	-
1.90%	183,446	167,622	10,348	22,163	162,564	973	16,964	-
1.95%	1,739,686	503,316	63,288	112,529	480,770	205	20,927	-
2.00%	1,143,804	369,434	46,434	102,288	357,040	1,192	48,842	-
2.05%	257,278	191,062	12,251	17,601	177,495	547	5,034	-
2.10%	595,106	169,169	27,792	49,200	150,215	3,042	13,110	-
2.15%	358,641	262,090	14,063	33,356	252,822	652	8,475	-
2.20%	612,746	238,540	19,222	41,357	231,360	-	15,629	-
2.25%	588,331	575,654	8,213	23,671	556,700	-	6,169	-
2.30%	249,291	180,615	12,376	19,728	188,400	20	3,454	-
2.35%	1,380,823	1,345,697	26,853	67,351	1,308,660	628	7,922	-
2.40%	284,922	266,610	5,414	5,508	256,314	-	263	-
2.45%	165,557	117,099	5,043	9,408	105,495	-	5,046	-
2.50%	1,242,284	1,280,994	20,747	33,267	1,252,505	-	150	-
2.55%	147,141	121,029	2,111	5,694	116,618	-	9,044	-
2.60%	46,353	51,509	4,273	3,228	44,950	-	-	-
2.65%	22,242	22,076	2,016	3,184	23,129	-	20	-
2.70%	88,858	87,668	799	3,020	85,150	-	-	-
2.75%	18,870	18,417	171	336	16,910	-	2	-
2.80%	40,221	21,861	339	2,412	20,865	-	3,329	-
2.85%	25,743	27,511	-	684	26,285	-	-	-
2.90%	7,990	7,293	480	1,088	7,175	-	-	-
2.95%	27,234	27,929	227	148	27,808	-	-	-
3.00%	2,005	2,053	-	-	2,046	-	-	-
3.05%	4,779	4,895	123	344	4,880	-	-	-
3.10%	687	704	-	-	702	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	1,169	1,197	-	-	1,194	-	-	-
3.30%	-	85	58	59	59	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$40,200,382	$15,761,877	$1,798,738	$3,148,314	$14,790,005	$119,739	$1,332,719	$5,359

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GEM2	GEM3	GEM6	GIG	GIG3	NVIE6	NVNMO1	NVNMO2

0.40%	$-	$-	$-	$-	$-	$28	$-	$1
0.65%	-	-	-	-	-	10	-	27
0.75%	-	-	848	-	-	450	-	447
0.80%	-	1,381	-	54	916	-	2,745	-
0.85%	-	-	1,162	-	-	240	-	58
0.95%	-	-	921	-	-	228	-	205
1.05%	-	-	1,587	-	-	457	-	40
1.10%	245	-	8,604	-	-	6,611	-	7,244
1.15%	5,160	-	164,167	-	-	41,259	-	25,045
1.20%	477	-	253	-	-	-	-	116
1.25%	2,160	-	15,413	-	-	4,426	-	7,760
1.30%	-	343,857	17,805	117	243,948	18,621	746,693	33,047
1.35%	-	-	41,405	-	-	11,802	-	14,145
1.40%	2,336	70,359	5,155	337	151,262	1,516	428,974	3,446
1.45%	475	-	31,897	-	-	23,330	-	1,794
1.50%	741	-	41,544	-	-	17,877	-	14,042
1.55%	4,369	-	128,841	-	-	39,375	-	40,013
1.60%	15	-	28,624	-	-	9,153	-	2,629
1.65%	364	-	35,126	-	-	11,094	-	40,817
1.70%	796	-	15,526	-	-	4,878	-	889
1.75%	716	-	93,043	-	-	79,314	-	64,052
1.80%	1,380	-	36,102	-	-	8,218	-	10,790
1.85%	1,718	-	16,244	-	-	7,842	-	5,210
1.90%	1,044	-	6,238	-	-	5,212	-	1,311
1.95%	695	-	29,051	-	-	12,009	-	22,180
2.00%	-	-	33,341	-	-	16,647	-	29,466
2.05%	91	-	4,691	-	-	3,632	-	6,889
2.10%	198	-	31,861	-	-	7,639	-	8,703
2.15%	826	-	7,063	-	-	2,198	-	4,820
2.20%	172	-	11,238	-	-	5,302	-	10,331
2.25%	140	-	3,124	-	-	1,950	-	727
2.30%	-	-	7,454	-	-	7,494	-	7,866
2.35%	-	-	4,566	-	-	10,181	-	5,354
2.40%	-	-	516	-	-	1,151	-	1,232
2.45%	311	-	8,642	-	-	792	-	6,661
2.50%	-	-	644	-	-	2,726	-	1,284
2.55%	-	-	2,754	-	-	3,644	-	1,205
2.60%	-	-	-	-	-	435	-	-
2.65%	-	-	1,813	-	-	90	-	2,490
2.70%	-	-	146	-	-	-	-	-
2.75%	-	-	494	-	-	426	-	32
2.80%	-	-	1,216	-	-	1,301	-	10,203
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$24,429	$415,597	$839,119	$508	$396,126	$369,558	$1,178,412	$392,571

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.40%	$-	$17	$-	$626	$839	$-	$961	$-
0.65%	-	1,255	-	2,535	7,366	395	3,210	-
0.75%	-	3,964	413	11,430	16,664	3,009	29,002	16,916
0.80%	118	-	82	50	712	-	-	96
0.85%	-	9,955	458	18,898	48,922	9,410	24,639	2,644
0.95%	-	97	-	-	-	-	-	-
1.05%	-	263	-	-	-	-	-	-
1.10%	-	32,740	2,415	991,075	954,517	337,621	1,339,395	106,860
1.15%	-	263,234	59,423	1,380,818	2,914,428	694,785	2,912,208	831,928
1.20%	-	3,434	336	10,130	9,151	24,427	24,242	-
1.25%	-	19,857	7,306	213,914	268,682	99,019	270,122	39,215
1.30%	23,590	40,358	24,913	2,580,994	3,579,346	810,936	3,572,868	89,933
1.35%	-	55,913	10,024	263,643	794,872	142,499	708,757	203,796
1.40%	4,986	28,575	2,419	41,438	17,138	44,515	84,955	32,118
1.45%	-	35,275	4,276	156,299	206,379	154,891	277,495	83,687
1.50%	-	49,955	8,864	745,596	1,329,860	221,079	1,184,682	112,329
1.55%	-	273,951	33,774	1,024,454	1,783,972	754,865	1,960,277	718,342
1.60%	-	12,654	15,351	40,349	26,807	29,789	65,986	17,887
1.65%	-	79,589	8,869	254,543	341,460	225,375	525,541	212,657
1.70%	-	42,742	6,500	66,135	164,360	15,355	115,926	37,057
1.75%	-	781,925	43,695	2,725,549	7,498,902	1,724,669	6,312,464	1,584,900
1.80%	-	71,029	14,279	168,619	229,271	206,481	359,983	152,469
1.85%	-	34,091	934	309,664	536,121	164,983	392,441	77,383
1.90%	-	23,858	70	177,121	367,436	23,999	144,070	27,878
1.95%	-	94,052	18,171	600,412	1,755,334	313,334	1,114,523	251,284
2.00%	-	229,757	31,414	452,757	596,575	395,125	910,323	346,276
2.05%	-	33,140	1,351	115,717	224,482	19,409	123,960	101,673
2.10%	-	51,936	37,768	160,391	430,053	273,513	356,231	92,683
2.15%	-	185,734	1,371	260,589	420,381	38,649	282,831	341,164
2.20%	-	43,344	10,022	352,953	408,349	158,254	458,797	102,960
2.25%	-	84,961	-	392,274	61,531	28,477	43,421	54,164
2.30%	-	14,229	679	172,138	290,845	68,317	179,242	84,829
2.35%	-	494,194	2,519	1,649,554	496,802	86,608	623,498	249,030
2.40%	-	54,252	3,691	172,971	103,518	20,567	65,958	55,280
2.45%	-	30,387	235	190,864	137,838	29,394	59,920	18,794
2.50%	-	3,813	-	2,145,733	232,571	71,386	71,672	20,617
2.55%	-	40,708	2,751	89,084	142,544	15,936	73,095	2,400
2.60%	-	18,336	47,916	94,843	720	11,000	23,513	6,152
2.65%	-	2,100	193	2,757	7,965	2,693	13,157	3,556
2.70%	-	9,892	-	206,682	14,388	5,272	26,359	5,940
2.75%	-	2,248	-	15,146	-	2,874	10,551	-
2.80%	-	1,489	-	815	962	11,831	-	1,677
2.85%	-	339	-	32,809	9,578	2,983	12,336	-
2.90%	-	3,140	-	966	-	-	4,456	1,424
2.95%	-	598	-	6,225	3,905	249	5,329	-
3.00%	-	-	-	560	1,254	-	-	-
3.05%	-	307	-	8,870	-	3,210	-	2,343
3.10%	-	-	-	1,023	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	61	-	-	-	-	-	-
3.25%	-	-	-	2,178	-	-	971	137
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	351	-

	$28,694	$3,263,748	$402,482	$18,312,191	$26,436,800	$7,247,183	$24,769,718	$6,090,478

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GBF	CAF

0.40%	$82	$-	$88	$3	$-	$-	$96	$-
0.65%	2,626	-	1,455	-	-	1,203	2,137	-
0.75%	6,276	-	3,599	835	-	2,120	7,409	-
0.80%	39	68	-	560	23,493	-	3,558	5,087
0.85%	13,248	-	8,323	216	-	7,913	16,652	-
0.95%	-	-	1,848	23	-	1,828	13,760	-
1.05%	-	-	1,711	107	-	2,885	11,582	-
1.10%	383,179	-	36,798	12,369	-	30,478	53,483	-
1.15%	835,933	-	187,067	40,754	-	276,950	652,762	-
1.20%	2,745	-	2,819	-	-	3,540	5,610	-
1.25%	97,088	-	21,206	9,317	-	20,304	74,592	-
1.30%	933,437	20,493	25,440	66,890	1,300,765	12,045	1,094,486	343,388
1.35%	190,154	-	34,991	8,896	-	60,953	170,362	-
1.40%	34,385	10,305	22,410	16,134	461,998	28,506	508,476	113,059
1.45%	111,638	-	34,254	17,899	-	33,442	109,839	-
1.50%	303,973	-	36,420	27,999	-	40,015	107,994	-
1.55%	790,013	-	176,625	55,810	-	296,756	561,376	-
1.60%	35,283	-	15,812	8,705	-	6,183	39,585	-
1.65%	182,006	-	55,060	24,381	-	80,421	160,675	-
1.70%	35,629	-	39,687	3,804	-	46,447	69,786	-
1.75%	1,397,843	-	525,182	119,846	-	771,856	1,077,457	-
1.80%	263,492	-	60,100	9,986	-	73,648	162,313	-
1.85%	185,364	-	22,264	15,717	-	25,853	53,702	-
1.90%	83,339	-	4,223	2,136	-	9,251	19,432	-
1.95%	256,362	-	59,850	28,584	-	87,119	175,260	-
2.00%	227,348	-	190,898	11,376	-	201,458	303,336	-
2.05%	18,508	-	24,934	5,128	-	28,351	42,859	-
2.10%	101,045	-	30,145	3,831	-	45,074	66,904	-
2.15%	86,103	-	123,900	6,865	-	190,317	220,793	-
2.20%	140,327	-	33,860	14,500	-	38,842	95,670	-
2.25%	63,601	-	108,498	1,768	-	80,015	130,987	-
2.30%	108,727	-	5,838	9,986	-	8,861	23,126	-
2.35%	79,599	-	529,973	9,333	-	477,547	682,446	-
2.40%	33,839	-	38,084	1,417	-	55,160	72,734	-
2.45%	29,745	-	29,618	3,597	-	24,782	35,601	-
2.50%	147,388	-	3,160	3,097	-	2,681	23,456	-
2.55%	9,932	-	34,885	130	-	34,826	48,672	-
2.60%	15,959	-	19,614	254	-	19,332	26,998	-
2.65%	6,555	-	493	1,542	-	627	3,896	-
2.70%	38,402	-	8,929	1,816	-	11,092	13,896	-
2.75%	4,727	-	3,048	1	-	2,660	8,923	-
2.80%	2,758	-	1,610	-	-	1,476	2,076	-
2.85%	19,027	-	275	-	-	372	589	-
2.90%	5,224	-	2,685	-	-	3,061	4,609	-
2.95%	25,637	-	360	-	-	636	769	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	293	-	-	299	380	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	62	62	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$7,308,585	$30,866	$2,568,332	$545,612	$1,786,256	$3,147,247	$6,961,166	$461,534

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	CAF2	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.40%	$1	$-	$-	$12	$23	$-	$3,710	$-
0.65%	-	28	-	481	4,697	2,688	11,200	2,295
0.75%	80	97	1,036	5,080	17,258	6,377	25,477	6,680
0.80%	-	112	4,258	12	257	517	4,591	9,060
0.85%	-	1,333	1,052	19,696	15,996	8,225	21,244	3,339
0.95%	-	721	1,106	-	-	1,261	7,083	7,447
1.05%	-	1,638	1,879	502	-	1,815	6,931	11,282
1.10%	15	25,879	12,274	248,550	299,623	190,259	857,634	201,193
1.15%	2,361	37,302	262,635	543,913	1,133,212	813,101	4,353,371	2,650,964
1.20%	196	258	8,977	325	809	10,996	23,560	47,711
1.25%	-	1,871	47,820	69,412	53,323	78,103	439,119	239,963
1.30%	7,681	30,990	127,087	1,462,711	2,132,751	826,192	2,539,330	341,352
1.35%	372	10,350	73,591	104,502	211,652	131,351	896,572	553,392
1.40%	555	6,990	83,185	13,444	6,266	146,505	669,837	385,809
1.45%	429	7,755	41,060	17,907	114,501	116,939	401,417	296,393
1.50%	1,801	5,908	120,012	383,550	600,288	257,056	941,428	299,488
1.55%	2,162	29,696	196,314	312,128	673,613	640,144	2,996,094	2,213,112
1.60%	178	2,297	46,112	15,987	14,402	38,663	256,200	104,556
1.65%	592	30,168	393,434	62,852	179,049	232,238	1,311,045	1,139,724
1.70%	4	1,395	75,102	6,840	27,008	24,369	315,386	235,434
1.75%	12,882	29,755	999,001	952,756	2,940,668	1,380,626	8,630,866	6,063,089
1.80%	171	12,160	93,579	46,215	74,542	293,591	707,194	453,236
1.85%	1,823	4,039	110,101	48,756	212,513	133,266	518,317	340,594
1.90%	316	442	82,259	74,217	9,616	39,347	331,095	272,592
1.95%	1,623	7,752	286,181	215,933	652,228	134,981	1,368,903	1,069,075
2.00%	1,125	13,927	312,271	135,867	163,008	384,990	2,586,431	850,368
2.05%	251	1,620	323,592	31,014	49,775	41,545	552,275	577,882
2.10%	393	1,577	212,856	61,776	187,303	95,575	465,767	484,984
2.15%	1,392	959	442,582	101,139	100,963	76,803	1,819,478	1,646,717
2.20%	380	3,624	43,767	91,199	130,864	171,825	544,200	227,858
2.25%	298	1,173	275,114	97,551	12,704	26,205	693,752	278,475
2.30%	416	2,367	143,517	64,493	45,496	68,052	270,656	284,367
2.35%	1,234	6,891	464,446	286,773	65,139	102,147	3,915,413	1,197,485
2.40%	-	94	66,796	10,627	10,381	29,004	428,472	267,861
2.45%	-	2,622	59,371	13,102	25,754	13,921	141,433	87,758
2.50%	-	818	51,245	180,441	12,531	47,327	659,803	200,276
2.55%	806	75	105,641	8,341	23,024	27,574	299,586	140,221
2.60%	-	103	23,139	23,908	-	13,613	149,051	54,279
2.65%	-	752	7,715	6,268	356	8,119	10,364	21,934
2.70%	-	-	32,392	18,951	-	5,351	122,996	53,628
2.75%	-	152	1,125	2,912	-	10,796	14,422	18,196
2.80%	-	-	24,560	2,462	-	9,271	7,868	12,842
2.85%	-	-	3,038	16,855	-	3,992	13,892	5,842
2.90%	-	-	8,106	26,196	-	-	20,661	32,457
2.95%	-	-	122	7,533	-	-	10,724	2,685
3.00%	-	-	5,959	-	3,529	-	2,693	32,503
3.05%	-	-	6,678	8,752	-	-	940	8,968
3.10%	-	-	856	-	-	-	6,365	2,056
3.15%	-	-	-	-	-	-	652	-
3.20%	-	-	-	1,547	-	-	-	-
3.25%	-	-	-	-	-	-	93	-
3.30%	-	-	-	-	-	-	-	1,095
3.40%	-	-	-	-	-	-	-	-

	$39,537	$285,690	$5,682,943	$5,803,488	$10,205,122	$6,644,720	$40,375,591	$23,438,517

	GVDMC	MCIF	SAM	NVMIG3	NVMIG6	GVDIV2	GVDIV3	GVDIV6

0.40%	$950	$165	$314	$-	$-	$-	$-	$36
0.65%	4,286	43	1,158	-	1,211	-	-	103
0.75%	6,510	735	10,669	-	2,197	-	-	662
0.80%	3,047	1,702	12,128	1,433	-	-	179	-
0.85%	15,516	1,304	6,983	-	7,602	-	-	135
0.95%	4,495	926	8,501	-	666	353	-	2,703
1.05%	562	2,311	4,940	-	1,900	-	-	1,670
1.10%	235,877	5,319	66,461	-	32,511	-	-	21,432
1.15%	1,234,694	146,133	969,882	-	281,683	2,178	-	126,203
1.20%	5,969	1,640	7,941	-	3,731	-	-	1,314
1.25%	171,145	29,491	119,704	-	23,330	484	-	9,061
1.30%	829,819	425,308	1,889,396	367,853	24,924	-	63,487	42,844
1.35%	283,399	42,266	213,186	-	60,632	-	-	25,452
1.40%	172,724	126,617	943,738	166,782	29,042	201	27,357	7,145
1.45%	205,734	49,957	160,823	-	44,515	211	-	14,546
1.50%	275,147	32,799	240,799	-	48,315	857	-	31,085
1.55%	867,560	135,132	795,696	-	310,828	2,746	-	111,239
1.60%	78,155	23,251	148,493	-	7,809	220	-	6,965
1.65%	350,903	33,214	187,686	-	81,180	203	-	25,476
1.70%	64,743	16,653	63,159	-	44,778	78	-	15,211
1.75%	1,964,563	149,633	1,162,214	-	811,925	89	-	189,154
1.80%	281,035	44,767	284,976	-	73,142	793	-	23,284
1.85%	140,480	16,803	153,398	-	35,668	435	-	16,202
1.90%	185,434	6,925	36,588	-	9,230	108	-	11,628
1.95%	292,885	40,074	222,891	-	97,571	198	-	33,426
2.00%	616,048	33,663	285,264	-	199,789	-	-	40,858
2.05%	115,430	21,977	61,592	-	27,912	1,732	-	11,508
2.10%	98,872	16,688	151,729	-	49,263	382	-	15,136
2.15%	383,798	16,073	112,070	-	194,078	39	-	10,087
2.20%	150,702	18,738	186,386	-	39,241	-	-	9,982
2.25%	550,251	8,010	79,195	-	68,815	-	-	6,289
2.30%	92,535	9,431	48,661	-	9,817	-	-	13,783
2.35%	1,673,750	16,659	224,950	-	410,484	-	-	25,608
2.40%	236,622	5,003	30,752	-	56,447	-	-	2,612
2.45%	71,594	3,161	40,866	-	25,147	-	-	4,947
2.50%	459,760	6,723	51,867	-	3,124	-	-	13,415
2.55%	95,112	574	19,872	-	31,622	-	-	3,011
2.60%	25,100	120	13,821	-	14,253	-	-	1,621
2.65%	2,537	774	3,751	-	1,103	-	-	1,150
2.70%	34,643	267	4,320	-	10,257	-	-	1,058
2.75%	5,979	391	6,219	-	2,450	-	-	572
2.80%	4,419	52	1,200	-	1,587	-	-	7,633
2.85%	7,550	-	952	-	348	-	-	-
2.90%	7,726	-	1,077	-	2,942	-	-	697
2.95%	15,919	73	273	-	629	-	-	-
3.00%	14,267	-	-	-	-	-	-	-
3.05%	1,326	314	333	-	294	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	84	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	25	-	-	-	-	41
3.40%	-	-	-	-	-	-	-	-

	$12,339,572	$1,491,859	$9,036,899	$536,068	$3,184,076	$11,307	$91,023	$886,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF

0.40%	$-	$36	$-	$-	$-	$1	$1	$-
0.65%	-	549	-	17	-	608	976	-
0.75%	-	1,617	-	1,025	-	1,216	1,746	-
0.80%	1,245	-	272	34	5,678	-	1,623	454
0.85%	-	3,356	-	205	-	4,122	5,050	-
0.95%	-	2,618	-	884	-	3,693	-	-
1.05%	-	2,046	-	489	-	2,022	27	-
1.10%	-	17,557	-	9,432	-	27,561	27,219	-
1.15%	-	205,083	-	75,932	-	232,127	180,224	-
1.20%	-	3,489	-	1,793	-	2,605	2,169	-
1.25%	-	33,418	-	19,657	-	29,212	16,715	-
1.30%	113,410	22,544	34,815	40,577	2,147,061	23,148	1,703,489	77,299
1.35%	-	51,112	-	18,297	-	62,102	45,753	-
1.40%	31,776	17,529	13,545	9,257	459,847	19,384	521,649	22,245
1.45%	-	31,740	-	12,912	-	37,791	25,954	-
1.50%	-	53,462	-	39,780	-	45,906	29,426	-
1.55%	-	241,274	-	98,598	-	236,682	204,984	-
1.60%	-	11,605	-	7,624	-	8,424	5,706	-
1.65%	-	64,624	-	21,009	-	78,333	53,471	-
1.70%	-	30,912	-	16,571	-	37,843	29,353	-
1.75%	-	411,482	-	97,313	-	507,925	524,027	-
1.80%	-	76,352	-	43,737	-	61,143	48,814	-
1.85%	-	30,940	-	21,245	-	32,800	19,916	-
1.90%	-	10,017	-	1,829	-	11,967	5,460	-
1.95%	-	61,973	-	34,199	-	71,970	68,008	-
2.00%	-	124,472	-	25,236	-	126,986	128,962	-
2.05%	-	25,999	-	12,433	-	19,605	19,691	-
2.10%	-	39,641	-	9,596	-	33,229	34,056	-
2.15%	-	99,332	-	11,325	-	118,492	130,071	-
2.20%	-	34,303	-	6,551	-	29,676	27,264	-
2.25%	-	41,070	-	5,009	-	44,547	52,551	-
2.30%	-	14,522	-	9,601	-	10,965	8,227	-
2.35%	-	208,938	-	8,087	-	262,407	282,162	-
2.40%	-	28,927	-	2,632	-	36,594	36,800	-
2.45%	-	19,249	-	4,617	-	17,294	16,509	-
2.50%	-	8,215	-	10,605	-	8,395	6,652	-
2.55%	-	15,700	-	140	-	18,494	21,439	-
2.60%	-	7,905	-	797	-	14,850	9,670	-
2.65%	-	2,444	-	1,642	-	668	351	-
2.70%	-	4,570	-	361	-	6,060	6,855	-
2.75%	-	1,154	-	28	-	2,046	1,511	-
2.80%	-	3,676	-	22	-	1,448	850	-
2.85%	-	125	-	-	-	168	222	-
2.90%	-	1,355	-	-	-	1,631	1,967	-
2.95%	-	316	-	26	-	336	457	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	128	-	-	-	148	209	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	30	-	-	-	38	53	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$146,431	$2,067,406	$48,632	$681,124	$2,612,586	$2,292,662	$4,308,289	$99,998

	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG1

0.40%	$-	$-	$30	$-	$-	$75	$48	$-
0.65%	37	-	10	-	-	282	109	-
0.75%	37	-	655	-	572	4,035	253	-
0.80%	-	2,073	-	5,926	-	685	152	10,476
0.85%	11	-	405	-	657	957	5	-
0.95%	414	-	1,395	-	4,298	5,853	1,268	-
1.05%	-	-	196	-	2,764	3,036	965	-
1.10%	1,822	-	1,771	-	7,747	25,450	26,786	-
1.15%	34,922	-	57,141	-	131,280	195,352	145,936	1
1.20%	5	-	201	-	662	734	948	-
1.25%	8,190	-	20,872	-	32,187	32,060	7,776	-
1.30%	9,282	340,769	9,489	740,768	13,613	295,582	75,750	3,549,244
1.35%	6,878	-	19,274	-	59,449	56,736	26,917	-
1.40%	2,832	132,333	3,913	338,654	7,093	61,045	30,487	1,469,110
1.45%	12,406	-	28,375	-	30,060	51,716	24,800	-
1.50%	11,834	-	18,036	-	29,943	88,671	48,781	-
1.55%	43,608	-	53,783	-	86,905	199,568	114,912	-
1.60%	5,938	-	8,626	-	9,076	19,349	22,890	-
1.65%	11,318	-	14,253	-	27,597	52,087	25,163	-
1.70%	12,534	-	5,488	-	24,745	13,518	16,752	-
1.75%	41,477	-	36,849	-	72,514	348,450	230,695	-
1.80%	14,257	-	14,943	-	22,819	50,132	28,070	-
1.85%	12,033	-	9,861	-	8,542	47,152	20,532	-
1.90%	3,233	-	3,592	-	12,110	22,471	20,577	-
1.95%	8,767	-	9,757	-	13,439	81,902	39,161	-
2.00%	16,932	-	11,120	-	15,099	66,533	41,654	-
2.05%	4,043	-	2,903	-	2,686	25,263	8,801	-
2.10%	7,930	-	6,994	-	7,561	32,578	23,329	-
2.15%	5,457	-	3,198	-	6,140	17,903	22,886	-
2.20%	17,308	-	2,570	-	5,189	27,600	18,121	-
2.25%	2,035	-	1,656	-	1,796	24,713	25,924	-
2.30%	1,341	-	2,897	-	8,361	27,494	11,025	-
2.35%	6,958	-	3,574	-	4,073	93,903	56,496	-
2.40%	698	-	471	-	870	6,545	12,140	-
2.45%	1,537	-	682	-	439	31,836	5,304	-
2.50%	2,711	-	1,359	-	977	44,126	56,183	-
2.55%	244	-	309	-	2,966	8,911	6,566	-
2.60%	213	-	204	-	171	5,711	12,563	-
2.65%	199	-	-	-	49	6,829	2,447	-
2.70%	-	-	313	-	145	1,119	2,762	-
2.75%	6	-	-	-	-	557	2,875	-
2.80%	7,542	-	-	-	236	1,324	576	-
2.85%	-	-	-	-	341	1,719	681	-
2.90%	-	-	25	-	327	-	884	-
2.95%	-	-	-	-	200	337	281	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	59	-
3.40%	-	-	-	-	-	-	-	-

	$316,989	$475,175	$357,190	$1,085,348	$655,698	$2,081,899	$1,221,290	$5,028,831

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	NVOLG2	NVTIV3	EIF2	NVRE1	NVRE2	ALVBWB	ALVGIB	ALVSVB

0.40%	$-	$109	$-	$-	$-	$91	$-	$11
0.65%	73	1,208	253	-	43	-	-	75
0.75%	345	3,409	1,555	-	404	-	-	1,036
0.80%	-	-	91	5,239	-	-	-	766
0.85%	652	8,323	2,191	-	591	-	-	288
0.95%	3,309	33	33	-	5,405	-	2,407	1,201
1.05%	5,368	8	141	-	2,124	-	1,780	2,319
1.10%	30,610	54,749	29,369	-	5,995	-	328	13,618
1.15%	630,311	365,286	189,417	-	201,585	-	12,703	63,334
1.20%	7,325	3,576	1,936	-	514	-	700	658
1.25%	167,085	24,076	29,089	-	31,111	-	13,434	12,620
1.30%	36,632	165,055	137,260	624,397	9,648	-	1,727	104,293
1.35%	253,874	77,174	41,622	-	48,926	-	83	21,860
1.40%	58,801	32,549	28,156	287,622	11,540	-	596	23,127
1.45%	148,557	40,707	25,620	-	41,528	-	7,553	12,671
1.50%	153,396	88,275	88,705	-	51,994	-	10,225	41,989
1.55%	603,302	355,380	217,632	-	185,924	-	15,748	77,682
1.60%	62,552	9,662	19,211	-	21,435	-	2,802	10,306
1.65%	190,761	92,621	51,189	-	34,610	-	1,455	31,503
1.70%	70,146	44,992	47,560	-	21,511	-	3,248	14,741
1.75%	525,398	995,341	483,346	-	112,777	-	7,219	121,388
1.80%	232,594	80,188	59,196	-	57,100	-	10,862	29,094
1.85%	123,319	45,006	38,701	-	23,094	-	1,057	18,109
1.90%	27,592	10,301	11,087	-	7,831	-	3,484	3,530
1.95%	102,139	154,303	73,332	-	25,268	-	1,348	43,099
2.00%	135,495	230,090	101,873	-	31,757	-	236	27,618
2.05%	73,752	31,988	17,498	-	7,584	-	2,528	6,090
2.10%	92,005	65,929	33,014	-	26,924	-	1,995	11,656
2.15%	126,213	204,033	80,360	-	6,002	-	1,730	11,150
2.20%	56,543	55,783	37,456	-	31,966	-	85	6,846
2.25%	31,181	70,276	15,912	-	3,025	-	608	4,941
2.30%	35,753	18,521	16,565	-	7,902	-	822	13,293
2.35%	75,701	443,191	116,946	-	3,866	-	-	17,973
2.40%	31,370	58,508	21,734	-	1,512	-	263	1,806
2.45%	11,141	34,104	11,036	-	2,037	-	109	6,501
2.50%	17,444	2,946	13,998	-	22	-	-	10,102
2.55%	7,447	34,960	13,133	-	1,480	-	45	2,804
2.60%	8,387	15,298	3,933	-	-	-	36	625
2.65%	2,091	3,012	1,726	-	157	-	-	-
2.70%	1,983	10,608	3,001	-	81	-	-	419
2.75%	155	2,514	873	-	-	-	-	582
2.80%	2,674	1,333	4,474	-	2,852	-	-	1,339
2.85%	185	357	115	-	-	-	-	-
2.90%	-	3,060	787	-	-	-	-	-
2.95%	251	668	351	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	295	65	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	84	30	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$4,143,912	$3,939,889	$2,071,572	$917,258	$1,028,125	$91	$107,216	$773,063

	ACVB	ACVCA	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVI4

0.40%	$-	$-	$-	$-	$337	$-	$-	$-
0.65%	-	-	-	-	497	-	-	-
0.75%	-	-	-	-	3,689	-	-	-
0.80%	1,475	-	443	-	753	-	-	-
0.85%	-	-	-	-	11,047	-	-	-
0.95%	-	-	-	3,126	14,051	-	-	-
1.05%	-	-	-	3,936	8,703	-	-	-
1.10%	-	-	-	-	42,374	-	-	-
1.15%	-	-	-	13,526	369,867	-	-	-
1.20%	-	-	-	-	2,287	-	-	-
1.25%	-	-	-	6,703	82,368	-	-	-
1.30%	328,694	1,316	140,411	-	461,025	110	3	-
1.35%	-	-	-	354	88,320	-	-	-
1.40%	143,344	72	50,894	2,548	128,715	193	-	-
1.45%	-	-	-	2,505	74,850	-	-	-
1.50%	-	-	-	2,289	122,141	-	-	-
1.55%	-	-	-	18,077	402,418	-	-	1
1.60%	-	-	-	582	57,739	-	-	-
1.65%	-	-	-	1,043	112,159	-	-	-
1.70%	-	-	-	348	26,618	-	-	-
1.75%	-	-	-	1,479	555,228	-	-	-
1.80%	-	-	-	3,292	128,660	-	-	-
1.85%	-	-	-	2,412	73,797	-	-	-
1.90%	-	-	-	626	11,469	-	-	-
1.95%	-	-	-	3,081	148,146	-	-	-
2.00%	-	-	-	-	83,347	-	-	-
2.05%	-	-	-	1,376	41,208	-	-	-
2.10%	-	-	-	4,910	74,031	-	-	-
2.15%	-	-	-	48	33,036	-	-	-
2.20%	-	-	-	370	77,223	-	-	-
2.25%	-	-	-	-	33,024	-	-	-
2.30%	-	-	-	23	36,926	-	-	-
2.35%	-	-	-	-	65,451	-	-	-
2.40%	-	-	-	81	12,346	-	-	-
2.45%	-	-	-	19	14,311	-	-	-
2.50%	-	-	-	-	41,592	-	-	-
2.55%	-	-	-	78	8,557	-	-	-
2.60%	-	-	-	-	10,274	-	-	-
2.65%	-	-	-	-	137	-	-	-
2.70%	-	-	-	-	1,786	-	-	-
2.75%	-	-	-	-	182	-	-	-
2.80%	-	-	-	-	382	-	-	-
2.85%	-	-	-	-	575	-	-	-
2.90%	-	-	-	-	68	-	-	-
2.95%	-	-	-	-	550	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	316	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	86	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$473,513	$1,388	$191,748	$72,832	$3,462,666	$303	$3	$1

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	ACVMV1	ACVMV2	ACVU2	ACVVS1	DVSCS	DCAP

0.40%	$-	$33	$-	$-	$73	$-
0.65%	-	10	-	-	126	-
0.75%	-	2,073	-	-	1,394	-
0.80%	1,428	-	-	-	544	1,700
0.85%	-	2,131	-	-	2,575	-
0.95%	-	1,366	-	-	2,719	-
1.05%	-	1,052	-	-	5,000	-
1.10%	-	22,698	-	-	8,899	-
1.15%	-	104,200	-	-	135,471	-
1.20%	-	367	-	-	1,221	-
1.25%	-	14,704	-	-	17,815	-
1.30%	68,720	57,622	-	91	152,408	298,009
1.35%	-	35,679	-	-	31,930	-
1.40%	21,911	10,296	-	-	41,156	102,529
1.45%	-	20,007	-	-	35,660	-
1.50%	-	33,952	-	-	44,240	-
1.55%	-	120,178	108	-	124,658	-
1.60%	-	14,521	-	-	13,325	-
1.65%	-	24,214	-	-	21,647	-
1.70%	-	9,884	-	-	11,281	-
1.75%	-	198,279	-	-	209,196	-
1.80%	-	31,897	-	-	62,709	-
1.85%	-	21,309	-	-	17,228	-
1.90%	-	6,260	-	-	4,140	-
1.95%	-	53,826	-	-	34,896	-
2.00%	-	24,262	-	-	38,427	-
2.05%	-	8,812	-	-	7,657	-
2.10%	-	23,245	-	-	16,696	-
2.15%	-	23,213	-	-	35,483	-
2.20%	-	35,578	-	-	13,670	-
2.25%	-	4,758	-	-	5,251	-
2.30%	-	8,883	-	-	5,276	-
2.35%	-	21,679	-	-	36,998	-
2.40%	-	4,738	-	-	9,622	-
2.45%	-	5,734	-	-	2,733	-
2.50%	-	21,238	-	-	4,077	-
2.55%	-	2,240	-	-	3,708	-
2.60%	-	1,737	-	-	3,235	-
2.65%	-	1,733	-	-	611	-
2.70%	-	2,361	-	-	1,203	-
2.75%	-	42	-	-	292	-
2.80%	-	340	-	-	194	-
2.85%	-	569	-	-	64	-
2.90%	-	-	-	-	298	-
2.95%	-	251	-	-	77	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	38	-
3.10%	-	-	-	-	-	-
3.15%	-	-	-	-	-	-
3.20%	-	-	-	-	14	-
3.25%	-	-	-	-	-	-
3.30%	-	50	-	-	-	-
3.40%	-	-	-	-	-	-

	$92,059	$978,021	$108	$91	$1,165,935	$402,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	DCAPS	DVDLS	DGI	FCA2S	FQB	FQBS	FEIP

0.40%	$110	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-
0.75%	1,331	-	-	-	-	-	-
0.80%	-	-	503	-	463	-	5,683
0.85%	1,641	-	-	-	-	-	-
0.95%	4,246	890	-	136	-	2,673	-
1.05%	4,724	55	-	11	-	1,715	-
1.10%	9,215	-	-	120	-	2,195	-
1.15%	100,865	7,961	-	4,973	-	99,281	-
1.20%	-	-	-	57	-	7,101	-
1.25%	16,875	1,008	-	3,009	-	42,148	-
1.30%	85,367	-	135,309	-	110,914	287	3,340,314
1.35%	23,938	10	-	-	-	36,581	-
1.40%	6,497	170	56,375	351	47,303	8,736	1,431,740
1.45%	28,747	186	-	747	-	29,159	-
1.50%	50,724	525	-	1,953	-	34,329	-
1.55%	96,556	3,709	-	8,487	-	101,846	-
1.60%	13,516	317	-	1,402	-	8,602	-
1.65%	29,856	370	-	430	-	41,203	-
1.70%	15,732	841	-	527	-	23,392	-
1.75%	135,759	315	-	503	-	91,776	-
1.80%	24,225	2,477	-	983	-	70,800	-
1.85%	25,908	87	-	1,313	-	12,921	-
1.90%	5,637	-	-	562	-	4,409	-
1.95%	53,502	872	-	437	-	12,363	-
2.00%	24,952	13	-	-	-	20,610	-
2.05%	12,382	174	-	2,093	-	8,784	-
2.10%	17,475	390	-	18	-	8,810	-
2.15%	13,133	-	-	261	-	16,963	-
2.20%	12,444	-	-	-	-	8,613	-
2.25%	4,019	362	-	276	-	4,664	-
2.30%	13,414	-	-	-	-	8,521	-
2.35%	21,426	-	-	-	-	11,030	-
2.40%	2,014	129	-	39	-	5,083	-
2.45%	2,562	-	-	-	-	830	-
2.50%	11,113	-	-	-	-	394	-
2.55%	2,703	-	-	-	-	-	-
2.60%	5,477	-	-	-	-	9,224	-
2.65%	256	-	-	-	-	-	-
2.70%	444	-	-	-	-	28	-
2.75%	1,084	-	-	-	-	-	-
2.80%	606	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-

	$880,475	$20,861	$192,187	$28,688	$158,680	$735,071	$4,777,737

	FVSS2	FHIP	FAMP	FNRS2	FEI2	FF10S	FF10S2

0.40%	$-	$-	$-	$-	$95	$-	$-
0.65%	-	-	-	-	-	-	-
0.75%	-	-	-	733	913	-	-
0.80%	-	1,466	968	2,164	-	443	-
0.85%	-	-	-	6,656	844	-	-
0.95%	-	-	-	1,738	620	-	-
1.05%	-	-	-	3,455	1,404	-	-
1.10%	266	-	-	7,654	33,438	-	66,259
1.15%	27,761	-	-	165,642	358,508	-	182,235
1.20%	5,553	-	-	893	4,089	-	831
1.25%	11,939	-	-	19,233	68,262	-	14,050
1.30%	-	483,411	1,737,541	243,632	128,176	53,452	142,322
1.35%	8,152	-	-	52,909	93,679	-	35,130
1.40%	4,350	283,456	390,806	62,769	16,580	19,549	14,449
1.45%	3,749	-	-	35,619	71,248	-	56,035
1.50%	6,187	-	-	33,541	104,001	-	47,691
1.55%	28,609	-	-	183,182	284,354	-	121,983
1.60%	3,132	-	-	18,582	38,941	-	15,726
1.65%	15,149	-	-	44,455	78,140	-	39,576
1.70%	1,460	-	-	16,950	26,251	-	13,814
1.75%	12,441	-	-	130,815	385,443	-	326,564
1.80%	8,030	-	-	61,725	103,375	-	24,585
1.85%	7,192	-	-	18,819	64,838	-	20,487
1.90%	1,379	-	-	2,985	17,251	-	3,528
1.95%	6,254	-	-	30,899	92,486	-	49,197
2.00%	2,624	-	-	42,617	97,235	-	92,044
2.05%	8,363	-	-	4,898	54,322	-	9,895
2.10%	3,469	-	-	144,665	44,655	-	49,223
2.15%	5,087	-	-	13,727	49,640	-	83,969
2.20%	1,293	-	-	67,676	71,059	-	23,368
2.25%	1,640	-	-	1,052	19,365	-	14,439
2.30%	391	-	-	11,047	22,017	-	5,348
2.35%	1,366	-	-	1,695	58,104	-	96,010
2.40%	544	-	-	2,247	5,736	-	4,658
2.45%	104	-	-	4,133	20,373	-	9,100
2.50%	152	-	-	451	15,641	-	10,741
2.55%	113	-	-	129	3,732	-	6,565
2.60%	3,326	-	-	-	1,695	-	4,074
2.65%	237	-	-	751	3,773	-	-
2.70%	-	-	-	65	3,352	-	-
2.75%	-	-	-	201	596	-	-
2.80%	188	-	-	1,330	893	-	-
2.85%	-	-	-	-	1	-	-
2.90%	-	-	-	-	68	-	-
2.95%	-	-	-	-	585	-	-
3.00%	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	59	-	-
3.40%	-	-	-	-	-	-	-

	$180,500	$768,333	$2,129,315	$1,441,734	$2,445,837	$73,444	$1,583,896

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FF20S	FF20S2	FF30S	FF30S2	FGP	FG2	FHIPR	FIGBS

0.40%	$-	$-	$-	$-	$-	$33	$-	$-
0.65%	-	-	-	-	-	85	-	-
0.75%	-	-	-	-	-	766	-	-
0.80%	284	-	1,180	-	8,234	-	408	1,786
0.85%	-	-	-	-	-	2,285	-	-
0.95%	-	-	-	-	-	210	-	-
1.05%	-	-	-	-	-	1,971	-	-
1.10%	-	175,848	-	1,162	-	13,153	-	-
1.15%	-	620,081	-	26,659	-	160,481	-	-
1.20%	-	2,948	-	75	-	5,837	-	-
1.25%	-	39,507	-	16,544	-	29,337	-	-
1.30%	117,832	639,898	83,116	5,816	3,839,601	84,452	201,611	249,651
1.35%	-	126,718	-	30,828	-	36,758	-	-
1.40%	10,991	20,369	7,291	5	970,839	9,372	98,042	110,620
1.45%	-	93,636	-	8,243	-	35,895	-	-
1.50%	-	158,975	-	9,269	-	58,248	-	-
1.55%	-	470,249	-	41,968	-	150,710	-	-
1.60%	-	21,956	-	2,023	-	15,524	-	-
1.65%	-	86,131	-	12,810	-	48,532	-	-
1.70%	-	13,951	-	10,185	-	25,566	-	-
1.75%	-	1,057,671	-	106,130	-	187,698	-	-
1.80%	-	37,576	-	7,438	-	60,856	-	-
1.85%	-	59,788	-	3,765	-	50,756	-	-
1.90%	-	9,182	-	2,527	-	8,425	-	-
1.95%	-	182,147	-	19,117	-	45,757	-	-
2.00%	-	166,197	-	8,976	-	47,271	-	-
2.05%	-	21,562	-	9,516	-	22,730	-	-
2.10%	-	46,755	-	4,198	-	24,245	-	-
2.15%	-	121,946	-	42,877	-	20,794	-	-
2.20%	-	74,467	-	2,502	-	29,175	-	-
2.25%	-	4,797	-	947	-	8,073	-	-
2.30%	-	19,506	-	11,706	-	14,862	-	-
2.35%	-	61,262	-	17,847	-	11,272	-	-
2.40%	-	17,103	-	5,898	-	7,791	-	-
2.45%	-	12,291	-	3,700	-	8,025	-	-
2.50%	-	8,827	-	802	-	7,530	-	-
2.55%	-	5,875	-	1,456	-	8,831	-	-
2.60%	-	356	-	-	-	1,477	-	-
2.65%	-	932	-	-	-	1,368	-	-
2.70%	-	-	-	-	-	954	-	-
2.75%	-	1,099	-	-	-	228	-	-
2.80%	-	-	-	-	-	204	-	-
2.85%	-	99	-	-	-	573	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	749	-	-	-	149	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$129,107	$4,380,454	$91,587	$414,989	$4,818,674	$1,248,259	$300,061	$362,057

	FIGBP2	FMCS	FMC2	FOP	FOPR	FO2	FO2R	FVSS

0.40%	$199	$-	$116	$-	$-	$-	$30	$-
0.65%	2,343	-	137	-	-	-	13	-
0.75%	11,110	-	1,740	-	-	-	730	-
0.80%	-	3,404	-	452	1,128	-	-	388
0.85%	19,686	-	6,699	-	-	-	1,877	-
0.95%	4,003	-	2,558	-	-	-	352	-
1.05%	5,138	-	6,606	-	-	-	811	-
1.10%	87,319	-	46,223	-	-	792	12,789	-
1.15%	804,415	-	573,609	-	-	12,714	130,256	-
1.20%	6,431	-	3,511	-	-	-	1,148	-
1.25%	84,068	-	83,447	-	-	8,007	15,072	-
1.30%	205,227	331,080	172,257	666,022	322,379	962	43,590	71,596
1.35%	182,369	-	195,890	-	-	-	31,542	-
1.40%	71,922	83,961	33,708	162,750	65,298	1,827	4,500	20,805
1.45%	130,519	-	94,739	-	-	1,928	31,677	-
1.50%	168,201	-	143,459	-	-	3,301	38,302	-
1.55%	673,762	-	461,822	-	-	4,418	117,239	-
1.60%	50,393	-	59,137	-	-	611	9,249	-
1.65%	216,113	-	181,118	-	-	909	29,324	-
1.70%	99,772	-	54,956	-	-	3,945	25,733	-
1.75%	1,548,205	-	656,106	-	-	790	141,172	-
1.80%	179,621	-	164,100	-	-	2,088	46,078	-
1.85%	91,871	-	86,637	-	-	440	25,550	-
1.90%	31,617	-	42,230	-	-	451	8,926	-
1.95%	226,897	-	135,355	-	-	650	31,288	-
2.00%	400,649	-	135,344	-	-	127	33,890	-
2.05%	75,733	-	79,503	-	-	188	4,444	-
2.10%	93,909	-	76,615	-	-	282	18,234	-
2.15%	273,609	-	103,354	-	-	-	9,378	-
2.20%	95,898	-	46,224	-	-	8	11,737	-
2.25%	174,926	-	34,255	-	-	34	6,948	-
2.30%	35,673	-	44,525	-	-	173	9,911	-
2.35%	844,998	-	104,842	-	-	-	32,306	-
2.40%	89,134	-	28,317	-	-	-	1,763	-
2.45%	45,234	-	16,898	-	-	-	4,052	-
2.50%	42,448	-	32,656	-	-	-	10,024	-
2.55%	62,063	-	16,726	-	-	-	1,428	-
2.60%	35,059	-	28,232	-	-	-	2,181	-
2.65%	3,780	-	3,640	-	-	-	656	-
2.70%	17,215	-	1,862	-	-	-	1,253	-
2.75%	7,443	-	157	-	-	-	126	-
2.80%	2,437	-	6,908	-	-	-	3,039	-
2.85%	446	-	255	-	-	-	450	-
2.90%	6,772	-	946	-	-	-	-	-
2.95%	839	-	433	-	-	-	71	-
3.00%	-	-	-	-	-	-	-	-
3.05%	463	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	61	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	59	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$7,209,990	$418,445	$3,967,911	$829,224	$388,805	$44,645	$899,139	$92,789

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2

0.40%	$-	$-	$11	$-	$-	$-	$-	$-
0.65%	-	-	566	-	-	-	112	-
0.75%	1,281	-	1,819	-	-	-	568	-
0.80%	792	-	276	422	-	318	768	-
0.85%	1,885	-	4,130	-	-	1	1,006	143
0.95%	1,559	2,710	5,362	288	378	1,981	1,718	-
1.05%	725	1,614	4,760	1,670	39	2,118	3,392	528
1.10%	21,616	3,591	26,607	3,628	462	17,156	9,831	2,542
1.15%	233,930	142,395	252,715	57,271	11,465	164,077	227,109	19,779
1.20%	1,835	4,129	10,795	312	365	1,516	522	-
1.25%	41,513	53,404	36,811	6,590	7,346	20,520	34,849	5,545
1.30%	177,844	2,734	141,952	56,371	-	41,806	270,427	28,049
1.35%	131,150	46,558	84,116	18,739	-	49,727	90,168	13,004
1.40%	115,718	14,798	52,704	21,853	3,453	18,268	94,428	6,603
1.45%	58,318	29,748	54,123	23,164	3,035	41,170	80,978	19,147
1.50%	85,776	40,611	61,128	17,584	5,372	49,379	69,182	20,416
1.55%	264,494	160,285	246,021	78,685	9,085	186,177	146,841	69,481
1.60%	51,347	17,328	19,160	5,139	6,856	17,688	65,378	11,112
1.65%	90,765	64,414	67,739	13,995	1,055	37,660	74,208	5,262
1.70%	28,080	17,188	32,446	4,109	2,230	27,053	11,314	4,182
1.75%	328,085	93,477	459,673	59,619	1,231	237,464	168,662	58,620
1.80%	100,800	83,103	75,800	25,107	4,659	45,379	97,812	9,280
1.85%	32,140	29,356	34,114	7,280	1,203	25,167	28,436	3,931
1.90%	2,832	11,973	8,089	3,491	2,702	14,298	2,124	82
1.95%	53,050	28,647	80,518	17,476	1,584	39,557	27,959	11,546
2.00%	78,435	44,205	127,959	12,180	81	41,089	42,664	6,091
2.05%	10,107	33,931	22,655	2,440	770	9,909	8,434	840
2.10%	27,497	26,202	41,883	31,918	1,120	22,547	7,921	154
2.15%	18,063	26,156	87,239	5,863	322	18,996	5,140	791
2.20%	8,364	26,070	29,982	2,295	-	14,513	21,210	6,802
2.25%	15,317	5,124	38,675	1,307	522	15,777	4,772	166
2.30%	8,351	15,702	11,919	6,386	-	19,281	2,937	1,467
2.35%	6,850	12,771	232,993	176	-	66,354	916	3,004
2.40%	3,290	2,919	23,067	994	-	6,606	1,267	1,063
2.45%	4,357	3,908	16,201	1,549	-	4,840	2,636	-
2.50%	649	3,521	11,572	570	-	36,943	65	-
2.55%	2,456	853	16,877	1,173	-	3,622	1,480	2,425
2.60%	1,024	2,951	9,694	-	-	8,874	433	-
2.65%	-	662	343	301	-	138	1,274	1,516
2.70%	-	53	5,087	75	-	2,345	-	-
2.75%	-	-	903	30	-	917	869	-
2.80%	782	14	3,469	258	-	1,534	-	-
2.85%	-	1	135	-	-	677	-	-
2.90%	-	-	1,335	-	-	-	-	-
2.95%	843	26	218	-	-	431	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	215	-	-	185	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	22	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	41	-	-
3.40%	-	-	-	-	-	-	-	-

	$2,011,920	$1,053,132	$2,443,878	$490,308	$65,335	$1,314,099	$1,609,810	$313,571

	AMTB	AMTG	AMINS	AMTP	AMFAS	AMSRS	OVMS

0.40%	$14	$-	$-	$-	$-	$-	$-
0.65%	1,184	-	-	-	-	-	-
0.75%	7,389	-	-	-	-	-	-
0.80%	411	-	-	-	155	171	593
0.85%	6,500	-	-	-	-	1	-
0.95%	6,948	-	-	-	996	7,773	-
1.05%	1,037	-	-	-	76	3,152	-
1.10%	33,474	-	-	-	292	6,740	-
1.15%	268,360	-	-	-	4,788	62,686	-
1.20%	3,726	-	-	-	49	-	-
1.25%	26,285	-	-	-	3,206	8,656	-
1.30%	300,563	123	-	29	7,709	82,481	413,559
1.35%	52,806	-	-	-	1,131	18,970	-
1.40%	154,357	70	-	281	8,986	17,669	188,811
1.45%	63,850	-	-	-	3,746	13,028	-
1.50%	55,921	-	-	-	2,229	13,240	-
1.55%	253,030	-	-	-	11,785	36,280	-
1.60%	19,035	-	-	-	1,322	4,507	-
1.65%	91,253	-	-	-	5,018	18,962	-
1.70%	43,364	-	-	-	2,721	4,813	-
1.75%	507,699	-	5	-	9,534	80,795	-
1.80%	87,607	-	-	-	3,543	14,050	-
1.85%	34,097	-	-	-	866	8,185	-
1.90%	14,084	-	-	-	585	8,296	-
1.95%	78,510	-	-	-	1,651	6,087	-
2.00%	171,442	-	1	-	689	6,331	-
2.05%	26,072	-	-	-	2,548	7,078	-
2.10%	39,404	-	-	-	1,791	7,851	-
2.15%	96,708	-	-	-	1,449	7,085	-
2.20%	41,553	-	-	-	1,901	4,960	-
2.25%	105,059	-	-	-	301	839	-
2.30%	20,343	-	-	-	316	2,990	-
2.35%	460,846	-	1	-	1,884	4,747	-
2.40%	32,040	-	-	-	1,231	6,326	-
2.45%	29,930	-	-	-	25	-	-
2.50%	16,933	-	-	-	109	566	-
2.55%	27,342	-	-	-	50	37	-
2.60%	17,925	-	-	-	-	321	-
2.65%	4,379	-	-	-	-	266	-
2.70%	7,387	-	-	-	-	-	-
2.75%	6,296	-	-	-	-	-	-
2.80%	1,344	-	-	-	30	-	-
2.85%	749	-	-	-	-	-	-
2.90%	1,975	-	-	-	-	-	-
2.95%	421	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-
3.05%	544	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-

	$3,220,196	$193	$7	$310	$82,712	$465,939	$602,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	OVB	OVGS3	OVGS4	OVGS	OVGSS	OVHI3	OVHI4	OVHI

0.40%	$-	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	-	-	394	-	-	-	-	-
0.80%	467	1,487	-	982	-	568	-	21
0.85%	-	-	1,327	-	-	-	-	-
0.95%	-	-	8,844	-	9	-	1,110	-
1.05%	-	-	6,292	-	254	-	361	-
1.10%	-	-	7,007	-	471	-	126	-
1.15%	-	-	212,161	-	23,866	-	23,066	-
1.20%	-	-	1,547	-	819	-	131	-
1.25%	-	-	44,513	-	29,403	-	2,990	-
1.30%	315,889	660,339	18,646	1,034,325	3,164	5,653	-	317
1.35%	-	-	98,704	-	-	-	7,065	-
1.40%	197,924	128,738	16,234	592,919	2,419	1,276	855	105
1.45%	-	-	55,747	-	5,971	-	9,825	-
1.50%	-	-	43,357	-	8,023	-	5,408	-
1.55%	-	-	146,983	-	20,590	-	19,875	-
1.60%	-	-	18,710	-	422	-	320	-
1.65%	-	-	68,482	-	1,703	-	3,634	-
1.70%	-	-	10,411	-	2,135	-	1,222	-
1.75%	-	-	91,349	-	2,439	-	19,328	-
1.80%	-	-	43,693	-	13,610	-	5,782	-
1.85%	-	-	14,813	-	4,518	-	1,259	-
1.90%	-	-	3,653	-	2,738	-	1,037	-
1.95%	-	-	20,591	-	1,278	-	2,030	-
2.00%	-	-	21,276	-	1,067	-	6,656	-
2.05%	-	-	4,504	-	1,488	-	52	-
2.10%	-	-	15,661	-	2,324	-	2,344	-
2.15%	-	-	3,577	-	1,277	-	466	-
2.20%	-	-	17,969	-	-	-	2,127	-
2.25%	-	-	2,453	-	166	-	131	-
2.30%	-	-	1,947	-	226	-	181	-
2.35%	-	-	4,352	-	-	-	-	-
2.40%	-	-	2,158	-	-	-	64	-
2.45%	-	-	198	-	-	-	414	-
2.50%	-	-	129	-	-	-	-	-
2.55%	-	-	996	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	-	-	-	-	-	-	-
2.70%	-	-	92	-	-	-	-	-
2.75%	-	-	-	-	-	-	3	-
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$514,280	$790,564	$1,008,770	$1,628,226	$130,380	$7,497	$117,862	$443

	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	PMVFAD	PMVLAD

0.40%	$-	$-	$18	$-	$-	$-	$-	$246
0.65%	-	-	1,206	-	25	-	-	994
0.75%	-	-	2,701	-	23	-	884	8,260
0.80%	-	484	-	227	-	436	115	509
0.85%	-	-	8,461	-	699	-	1,073	9,187
0.95%	499	-	1,276	-	1,706	-	80	6,010
1.05%	432	-	920	-	2,917	-	225	6,629
1.10%	277	-	41,413	-	9,881	-	7,218	55,567
1.15%	7,520	-	351,662	-	93,755	-	39,013	351,515
1.20%	286	-	3,726	-	163	-	141	1,962
1.25%	3,308	-	40,385	-	16,276	-	6,289	38,755
1.30%	-	124,847	57,811	42,652	29,500	122,865	41,782	400,622
1.35%	2,019	-	85,749	-	42,060	-	15,814	93,318
1.40%	1,682	31,036	35,248	11,063	4,295	25,451	12,983	77,760
1.45%	1,859	-	51,864	-	25,452	-	6,896	57,044
1.50%	1,356	-	79,577	-	22,666	-	14,520	156,186
1.55%	8,956	-	392,928	-	114,560	-	35,087	352,166
1.60%	418	-	13,720	-	13,512	-	27,798	72,731
1.65%	2,106	-	103,361	-	44,307	-	9,082	96,371
1.70%	888	-	61,728	-	7,757	-	2,390	31,629
1.75%	3,233	-	918,196	-	98,676	-	32,896	781,707
1.80%	4,770	-	106,006	-	45,226	-	9,548	112,676
1.85%	795	-	39,179	-	16,426	-	2,334	72,552
1.90%	509	-	11,258	-	4,306	-	1,505	16,932
1.95%	302	-	126,276	-	30,123	-	10,218	205,944
2.00%	1,688	-	229,756	-	22,667	-	10,773	199,539
2.05%	576	-	42,099	-	6,621	-	3,012	38,265
2.10%	997	-	65,599	-	22,805	-	5,885	49,960
2.15%	220	-	220,583	-	9,125	-	1,194	100,762
2.20%	625	-	50,307	-	8,137	-	2,783	101,351
2.25%	185	-	81,003	-	2,327	-	254	44,826
2.30%	32	-	13,905	-	5,306	-	780	21,144
2.35%	118	-	498,908	-	9,137	-	-	241,834
2.40%	-	-	61,741	-	1,119	-	207	28,686
2.45%	8	-	29,701	-	4,763	-	906	30,593
2.50%	-	-	14,752	-	5,899	-	-	6,718
2.55%	-	-	38,010	-	968	-	1,832	20,734
2.60%	-	-	21,102	-	82	-	-	7,753
2.65%	-	-	2,524	-	1,093	-	-	2,402
2.70%	26	-	10,355	-	134	-	-	5,315
2.75%	-	-	3,444	-	323	-	-	1,366
2.80%	-	-	1,598	-	3,705	-	-	27,688
2.85%	-	-	545	-	-	-	-	157
2.90%	-	-	3,150	-	-	-	-	1,372
2.95%	-	-	618	-	-	-	-	275
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	304	-	-	-	-	140
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	69	-	-	-	-	30
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	42	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$45,690	$156,367	$3,924,742	$53,942	$728,564	$148,752	$305,517	$3,938,182

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	PMVTRD	PVGIB	PVTIGB	PVTVB	AVBV2	AVCA2	AVCD2	VYDS

0.40%	$4	$-	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-	-	-
0.75%	126	-	-	-	-	-	1	-
0.80%	-	-	-	-	-	45	127	-
0.85%	1,614	-	-	-	-	-	200	-
0.95%	276	2	-	77	-	710	1,041	-
1.05%	382	105	-	8	-	1,527	202	-
1.10%	503	490	-	210	-	855	3,564	-
1.15%	21,125	8,204	1,537	10,031	-	11,920	36,758	370
1.20%	45	24	-	-	-	-	411	-
1.25%	963	2,188	619	5,935	-	3,729	9,761	3,742
1.30%	80,140	-	-	-	-	2,444	30,447	-
1.35%	8,620	1,215	-	880	-	1,179	12,521	1,207
1.40%	8,409	258	1,015	494	-	4,265	6,135	-
1.45%	3,284	1,167	359	1,535	-	1,979	9,554	-
1.50%	19,974	1,063	836	972	-	5,236	13,049	-
1.55%	12,295	8,989	327	4,997	89	14,003	44,753	49
1.60%	11,381	414	31	5,149	-	681	5,092	141
1.65%	5,090	5,254	-	6,352	-	2,637	13,131	224
1.70%	1,094	492	-	799	-	4,497	7,570	-
1.75%	70,040	3,270	630	6,826	-	14,297	57,598	-
1.80%	3,405	2,144	1,065	6,133	-	3,074	14,722	-
1.85%	13,525	902	404	856	-	4,931	6,528	-
1.90%	319	797	-	616	-	3,457	2,336	-
1.95%	20,036	1,007	-	274	-	2,649	21,030	293
2.00%	6,236	929	-	830	-	4,867	18,753	-
2.05%	3,560	3,002	549	1,804	-	4,936	7,983	-
2.10%	4,565	1,501	76	367	-	3,137	22,753	-
2.15%	3,980	1,775	-	-	-	3,870	17,254	-
2.20%	10,664	259	-	107	-	842	5,658	-
2.25%	205	1,204	-	727	-	906	2,351	-
2.30%	2,555	301	-	510	-	559	11,962	-
2.35%	1,547	582	-	598	-	5,112	11,970	-
2.40%	766	132	153	243	-	1,089	2,205	-
2.45%	700	154	-	1,132	-	1,291	9,789	-
2.50%	30	345	-	288	-	1,425	7,547	-
2.55%	639	-	-	-	-	383	2,271	-
2.60%	126	155	-	215	-	155	246	-
2.65%	-	-	-	-	-	-	1,862	-
2.70%	108	-	-	57	-	26	46	-
2.75%	-	-	-	-	-	-	576	-
2.80%	-	-	-	-	-	47	5,233	-
2.85%	-	-	-	-	-	-	570	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	26	144	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$318,331	$48,324	$7,601	$59,022	$89	$112,786	$425,704	$6,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	TRHS2	VWBFR	VWBF	VWEMR	VWEM	VWHAR

0.40%	$-	$-	$-	$-	$-	$-
0.65%	-	-	-	-	-	-
0.75%	706	-	-	-	-	10,502
0.80%	228	225	57	1,194	1,250	1,335
0.85%	563	-	-	-	-	3,507
0.95%	30	-	-	-	-	284
1.05%	264	-	-	-	-	955
1.10%	285	-	-	-	-	4,139
1.15%	22,593	-	-	-	-	32,054
1.20%	-	-	-	-	-	120
1.25%	2,483	-	-	-	-	5,449
1.30%	54,465	50,160	108,675	174,105	183,899	405,091
1.35%	4,601	-	-	-	-	13,677
1.40%	16,366	27,800	49,296	49,126	79,411	115,252
1.45%	3,115	-	-	-	-	10,940
1.50%	8,301	-	-	-	-	28,150
1.55%	18,912	-	-	-	-	30,916
1.60%	4,430	-	-	-	-	27,732
1.65%	5,601	-	-	-	-	13,169
1.70%	799	-	-	-	-	3,804
1.75%	14,441	-	-	-	-	26,344
1.80%	3,513	-	-	-	-	20,506
1.85%	5,197	-	-	-	-	7,575
1.90%	488	-	-	-	-	1,740
1.95%	8,263	-	-	-	-	10,622
2.00%	4,640	-	-	-	-	6,792
2.05%	1,076	-	-	-	-	3,109
2.10%	7,050	-	-	-	-	24,086
2.15%	1,086	-	-	-	-	2,892
2.20%	12,486	-	-	-	-	13,386
2.25%	-	-	-	-	-	802
2.30%	793	-	-	-	-	710
2.35%	1,210	-	-	-	-	340
2.40%	199	-	-	-	-	6,369
2.45%	1,602	-	-	-	-	9,762
2.50%	-	-	-	-	-	-
2.55%	6	-	-	-	-	3,337
2.60%	-	-	-	-	-	-
2.65%	-	-	-	-	-	3,978
2.70%	-	-	-	-	-	1,153
2.75%	2	-	-	-	-	16,632
2.80%	71	-	-	-	-	2,129
2.85%	-	-	-	-	-	-
2.90%	-	-	-	-	-	-
2.95%	-	-	-	-	-	-
3.00%	-	-	-	-	-	-
3.05%	-	-	-	-	-	-
3.10%	-	-	-	-	-	-
3.15%	-	-	-	-	-	-
3.20%	-	-	-	-	-	-
3.25%	-	-	-	-	-	-
3.30%	-	-	-	-	-	-
3.40%	-	-	-	-	-	-

	$205,865	$78,185	$158,028	$224,425	$264,560	$869,340

	VWHA	WRASP	WRPCP	WRPMP	WRPMAP	WRPMCP	SVDF	SVOF

0.40%	$-	$-	$1,449	$6,770	$30,436	$2,812	$-	$-
0.65%	-	58	-	-	-	-	-	-
0.75%	-	2,896	-	-	-	-	-	-
0.80%	1,688	491	-	-	-	-	-	-
0.85%	-	975	-	-	-	-	-	-
0.95%	-	208	-	-	-	-	-	-
1.05%	-	2,244	-	-	-	-	-	-
1.10%	-	10,811	-	-	-	-	-	-
1.15%	-	112,429	-	-	-	-	-	-
1.20%	-	717	-	-	-	-	-	-
1.25%	-	39,974	-	-	-	-	-	-
1.30%	303,507	179,167	-	-	-	-	60	3,535
1.35%	-	57,683	-	-	-	-	-	-
1.40%	108,069	45,398	-	-	-	-	408	289
1.45%	-	31,532	-	-	-	-	-	-
1.50%	-	142,794	-	-	-	-	-	-
1.55%	-	132,273	-	-	-	-	-	-
1.60%	-	59,252	-	-	-	-	-	-
1.65%	-	34,039	-	-	-	-	-	-
1.70%	-	8,965	-	-	-	-	-	-
1.75%	-	202,441	-	-	-	-	-	-
1.80%	-	76,344	-	-	-	-	-	-
1.85%	-	12,159	-	-	-	-	-	-
1.90%	-	2,054	-	-	-	-	-	-
1.95%	-	91,180	-	-	-	-	-	-
2.00%	-	81,016	-	-	-	-	-	-
2.05%	-	5,166	-	-	-	-	-	-
2.10%	-	47,871	-	-	-	-	-	-
2.15%	-	9,769	-	-	-	-	-	-
2.20%	-	24,236	-	-	-	-	-	-
2.25%	-	764	-	-	-	-	-	-
2.30%	-	8,585	-	-	-	-	-	-
2.35%	-	3,261	-	-	-	-	-	-
2.40%	-	2,257	-	-	-	-	-	-
2.45%	-	2,415	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.55%	-	1,752	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
2.65%	-	180	-	-	-	-	-	-
2.70%	-	-	-	-	-	-	-	-
2.75%	-	2	-	-	-	-	-	-
2.80%	-	1,500	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$413,264	$1,434,858	$1,449	$6,770	$30,436	$2,812	$468	$3,824

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WFVSCG	WFVSMV	WFVTRB	WFVOG2	NVAGF3	CSIEF3	GEF3	NVGWL6

0.40%	$7	$-	$-	$-	$-	$-	$-	$15
0.65%	-	-	-	-	-	-	-	-
0.75%	95	-	-	-	-	-	-	-
0.80%	527	-	-	-	2	42	218	-
0.85%	2,938	-	-	-	-	-	-	-
0.95%	785	-	-	-	46	-	-	-
1.05%	639	-	-	-	70	-	-	-
1.10%	7,159	100	-	-	1,045	-	-	828
1.15%	33,922	-	325	-	2,107	-	-	1,742
1.20%	191	-	-	-	73	-	-	-
1.25%	3,691	-	3,201	-	798	-	-	218
1.30%	63,195	-	-	-	974	12,474	11,256	2,324
1.35%	13,239	-	-	-	631	-	-	533
1.40%	13,913	-	-	216	1,076	5,034	3,681	-
1.45%	9,102	-	-	-	754	-	-	137
1.50%	19,014	-	-	-	11	-	-	1,786
1.55%	61,070	-	-	-	2,489	-	-	1,346
1.60%	9,947	-	-	507	305	-	-	2,006
1.65%	13,523	-	-	-	1,782	-	-	243
1.70%	3,324	-	-	-	-	-	-	33
1.75%	68,829	-	-	96	1,046	-	-	2,721
1.80%	8,763	-	-	-	544	-	-	1,094
1.85%	7,765	-	-	-	149	-	-	429
1.90%	6,935	-	-	-	-	-	-	-
1.95%	14,812	-	-	-	100	-	-	360
2.00%	16,893	-	-	-	246	-	-	349
2.05%	2,994	-	-	-	96	-	-	65
2.10%	7,888	-	-	-	426	-	-	92
2.15%	2,728	-	-	-	557	-	-	158
2.20%	4,364	-	-	147	-	-	-	401
2.25%	1,711	-	-	-	-	-	-	128
2.30%	4,959	-	-	-	-	-	-	828
2.35%	8,974	-	-	-	-	-	-	556
2.40%	742	-	-	-	-	-	-	426
2.45%	3,141	-	-	-	-	-	-	-
2.50%	686	-	-	-	-	-	-	20
2.55%	3,605	-	-	-	-	-	-	80
2.60%	-	-	-	-	-	-	-	-
2.65%	582	-	-	-	-	-	-	-
2.70%	482	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	95
2.80%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-
2.90%	-	-	-	-	-	-	-	-
2.95%	-	-	-	-	-	-	-	-
3.00%	-	-	-	-	-	-	-	-
3.05%	-	-	-	-	-	-	-	-
3.10%	-	-	-	-	-	-	-	-
3.15%	-	-	-	-	-	-	-	-
3.20%	-	-	-	-	-	-	-	-
3.25%	-	-	-	-	-	-	-	-
3.30%	-	-	-	-	-	-	-	-
3.40%	-	-	-	-	-	-	-	-

	$423,134	$100	$3,526	$966	$15,327	$17,550	$15,155	$19,013

	WSCP

0.40%	$-
0.65%	-
0.75%	-
0.80%	1,344
0.85%	-
0.95%	-
1.05%	-
1.10%	-
1.15%	-
1.20%	-
1.25%	-
1.30%	236,479
1.35%	-
1.40%	112,811
1.45%	-
1.50%	-
1.55%	-
1.60%	-
1.65%	-
1.70%	-
1.75%	-
1.80%	-
1.85%	-
1.90%	-
1.95%	-
2.00%	-
2.05%	-
2.10%	-
2.15%	-
2.20%	-
2.25%	-
2.30%	-
2.35%	-
2.40%	-
2.45%	-
2.50%	-
2.55%	-
2.60%	-
2.65%	-
2.70%	-
2.75%	-
2.80%	-
2.85%	-
2.90%	-
2.95%	-
3.00%	-
3.05%	-
3.10%	-
3.15%	-
3.20%	-
3.25%	-
3.30%	-
3.40%	-

	$350,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $1,259,932,807 and $1,130,915,809, respectively, and total transfers from the Account to the fixed account were $267,916,712 and $218,700,309, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.
For contracts with the Extra Value option, the Company contributed $15,728,316 and $8,906,383 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For guaranteed minimum death benefits, the Company contributed $23,803,282 and $31,583,753 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
For Purchase Payment Credits, the Company contributed $5,392,901 and $3,282,800 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$29,793,995,282	$0	$0	$29,793,995,282
The Account did not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
MidCap Growth Portfolio - Class S Shares (ALMCS)	$118,629	$135,323
Growth Fund - Class 1 (AFGF)	94,271	817,913
High-Income Bond Fund - Class 1 (AFHY)	4,546,788	4,468,053
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)	52,366	88,237
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	53,606,467	4,280,909
Money Market Portfolio(TM) (CHSMM)	10,815,448	10,252,466
Stock Index Fund, Inc. - Initial Shares (DSIF)	6,687,112	39,171,840
Stock Index Fund, Inc. - Service Shares (DSIFS)	23,610,580	18,275,235
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	932,256	7,021,710
VA International Equity Fund (HVIE)	6,384,892	74,842
VA Situs Fund (HVSIT)	14,420,870	965,018
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,336,617	2,179,605
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	1,935,465	3,403,632
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	10,547,463	19,432,240
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	11,063,404	9,460,413
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	289,141
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	7,130,987	42,434,761
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	101,943	1,452,698
Investors Growth Stock Series - Service Class (MIGSC)	348,375	3,035,224
Value Series - Service Class (MVFSC)	23,674,733	42,207,565
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	38,912,021	2,477,803
Core Plus Fixed Income Portfolio - Class I (MSVFI)	451,233	870,758
Core Plus Fixed Income Portfolio - Class II (MSVF2)	1,499,150	4,960,134
Emerging Markets Debt Portfolio - Class I (MSEM)	172,909	680,111
Emerging Markets Debt Portfolio - Class II (MSEMB)	48,399	183,629
Global Real Estate Portfolio - Class II (VKVGR2)	5,453	4,521
U.S. Real Estate Portfolio - Class I (MSVRE)	84,978	109,682
U.S. Real Estate Portfolio - Class II (MSVREB)	37	4,780
Managed Allocation Fund - Moderate Growth II (VFMG2)	137,709	632,652

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1,713,898	13,732,300
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	10,950,883	21,193,156
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	900,669,828	15,245,129
American Funds NVIT Bond Fund - Class II (GVABD2)	285,915,933	64,532,753
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	28,307,140	12,242,926
American Funds NVIT Growth Fund - Class II (GVAGR2)	34,364,785	13,237,488
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	272,513,193	29,137,200
Federated NVIT High Income Bond Fund - Class I (HIBF)	692,113	2,366,633
Federated NVIT High Income Bond Fund - Class III (HIBF3)	60,680,979	55,839,608
NVIT Emerging Markets Fund - Class I (GEM)	2,572	90,913
NVIT Emerging Markets Fund - Class II (GEM2)	7,409	318,363
NVIT Emerging Markets Fund - Class III (GEM3)	1,805,018	10,939,276
NVIT Emerging Markets Fund - Class VI (GEM6)	7,397,595	13,473,401
NVIT International Equity Fund - Class I (GIG)	520	3,761
NVIT International Equity Fund - Class III (GIG3)	2,674,830	7,131,269
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	10,260,445	4,712,161
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,242,486	15,760,913
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)	15,296,700	6,558,018
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,057,199	1,744,817
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	18,113,757	41,610,421
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	8,355,505	5,278,959
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	393,505,827	3,104,109
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	815,477,611	3,479,459
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	248,275,083	35,428,937
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	642,965,670	5,774,009
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,427,521	32,860,600
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	182,442,081	11,076,526
NVIT Core Bond Fund - Class I (NVCBD1)	1,398,323	1,044,842
NVIT Core Bond Fund - Class II (NVCBD2)	19,662,761	41,882,319
NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,605,391	8,087,575
NVIT Fund - Class I (TRF)	1,733,475	22,188,620
NVIT Fund - Class II (TRF2)	9,033,233	41,765,801
NVIT Government Bond Fund - Class I (GBF)	69,119,164	128,946,815
American Century NVIT Growth Fund - Class I (CAF)	1,450,232	5,420,720
American Century NVIT Growth Fund -Class II (CAF2)	10,359,850	216,159
NVIT International Index Fund - Class VIII (GVIX8)	9,081,146	2,655,603
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	6,471,353	67,514,583
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	223,675,152	1,641,366
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	511,908,315	7,346,635
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	175,102,696	34,859,815
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	132,462,539	175,042,859
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	30,706,072	207,853,315
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	93,905,606	35,027,959
NVIT Mid Cap Index Fund - Class I (MCIF)	17,862,528	14,344,849
NVIT Money Market Fund - Class I (SAM)	353,696,777	265,556,916
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	615,420	7,440,679
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	15,351,461	28,579,990
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	10,692	209,729
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	657,114	1,701,631
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	10,968,378	5,034,190
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,148,566	3,070,805
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	9,422,038	23,285,092
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	952,834	1,097,031
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	10,831,892	6,973,380
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	17,242	31,476,802
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	9,548,539	31,087,212
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	11,338,187	50,026,835
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,904,593	4,369,734
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	17,778,304	11,154,237
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	554,836	8,129,303
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	3,072,802	4,622,980
NVIT Multi-Manager Small Company Fund - Class I (SCF)	819,110	14,195,548
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	3,127,692	7,570,727
NVIT Multi-Sector Bond Fund - Class I (MSBF)	44,265,896	16,353,489
NVIT Short Term Bond Fund - Class II (NVSTB2)	15,636,892	21,778,744
NVIT Large Cap Growth Fund - Class I (NVOLG1)	4,039,004	86,358,927
NVIT Large Cap Growth Fund - Class II (NVOLG2)	3,349,821	66,217,545
Templeton NVIT International Value Fund - Class III (NVTIV3)	45,554,137	18,596,175
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	18,968,175	12,335,600
NVIT Real Estate Fund - Class I (NVRE1)	3,807,577	13,376,575
NVIT Real Estate Fund - Class II (NVRE2)	10,350,481	17,720,704
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	46,884	674
VPS Growth and Income Portfolio - Class B (ALVGIB)	373,431	2,348,770
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	18,586,705	7,157,617
VP Balanced Fund - Class I (ACVB)	1,539,354	6,834,957
VP Capital Appreciation Fund - Class I (ACVCA)	4,926	33,214
VP Income & Growth Fund - Class I (ACVIG)	1,167,786	2,301,822
VP Income & Growth Fund - Class II (ACVIG2)	362,708	1,896,456
VP Inflation Protection Fund - Class II (ACVIP2)	78,794,147	27,192,197
VP International Fund - Class I (ACVI)	25,532	34,508
VP International Fund - Class III (ACVI3)	64	106
VP International Fund - Class IV (ACVI4)	656	688
VP Mid Cap Value Fund - Class I (ACVMV1)	2,549,228	2,114,367
VP Mid Cap Value Fund - Class II (ACVMV2)	20,410,496	9,141,959
VP Ultra(R) Fund - Class I (ACVU1)	-	-
VP Ultra(R) Fund - Class II (ACVU2)	194	5,751
VP Value Fund - Class I (ACVV)	285	22,635
VP Value Fund - Class II (ACVV2)	26,679	34,264
VP Vista(SM) Fund - Class I (ACVVS1)	-	2,142
VP Vista(SM) Fund - Class II (ACVVS2)	-	-
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	14,133,422	11,214,312
Appreciation Portfolio - Initial Shares (DCAP)	7,708,230	4,510,819
Appreciation Portfolio - Service Shares (DCAPS)	43,406,049	3,786,413
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)	880,823	1,076,205
Growth and Income Portfolio - Initial Shares (DGI)	1,068,192	3,172,758
Capital Appreciation Fund II - Service Shares (FCA2S)	45,657	599,018
Quality Bond Fund II - Primary Shares (FQB)	1,855,975	3,337,329
Quality Bond Fund II - Service Shares (FQBS)	4,345,873	12,188,627
Contrafund Portfolio - Service Class 2 (FC2)	908	56,558
Equity-Income Portfolio - Initial Class (FEIP)	8,596,572	57,744,724
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	456,485	3,908,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

High Income Portfolio - Initial Class (FHIP)	3,704,346	9,873,775
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	4,355,900	26,080,908
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	3,950	230,610
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	25,661,844	17,753,923
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	29,043,640	14,137,216
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	967,684	981,150
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	30,899,950	9,017,220
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	2,232,209	1,867,253
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	134,413,876	2,347,231
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	1,724,757	1,141,647
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	6,235,185	3,938,863
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)	-	60
VIP Fund - Growth Portfolio - Initial Class (FGP)	3,511,167	52,007,614
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	47,340,445	19,143,445
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	16,293,905	18,820,559
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	5,502,978	7,607,099
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)	57,668,611	93,786,524
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,238,260	11,084,905
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	25,738,867	29,854,964
VIP Fund - Overseas Portfolio - Initial Class (FOP)	954,707	10,199,338
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	1,075,239	6,214,938
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)	52,598	1,004,156
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	11,862,352	8,362,036
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	706,562	2,342,727
Franklin Income Securities Fund - Class 2 (FTVIS2)	22,157,310	14,188,532
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	2,439,781	16,883,786
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	20,458,169	31,910,962
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	2,434,957	6,137,091
Templeton Foreign Securities Fund - Class 2 (TIF2)	75,396	1,439,546
Templeton Foreign Securities Fund - Class 3 (TIF3)	4,947,126	13,116,968
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	25,602,846	14,107,887
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	8,118,468	2,851,684
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	17,005,439	39,838,450
Growth Portfolio - I Class Shares (AMTG)	9,754	21,632
Guardian Portfolio - I Class Shares (AMGP)	-	-
International Portfolio - S Class Shares (AMINS)	54,530	54,008
Partners Portfolio - I Class Shares (AMTP)	3,389	35,346
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	4,617,064	6,477,004
Socially Responsive Portfolio - I Class Shares (AMSRS)	2,393,623	5,969,715
Balanced Fund/VA - Non-Service Shares (OVMS)	1,129,494	7,673,681
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	2,104
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	8,810	96,195
Core Bond Fund/VA - Non-Service Shares (OVB)	2,837,279	7,717,194
Global Securities Fund/VA - Class 3 (OVGS3)	1,969,265	11,782,677
Global Securities Fund/VA - Class 4 (OVGS4)	4,532,632	8,780,661
Global Securities Fund/VA - Non-Service Shares (OVGS)	1,599,793	19,916,101
Global Securities Fund/VA - Service Class (OVGSS)	108,386	2,230,872
High Income Fund/VA - Class 3 (OVHI3)	387,816	393,588
High Income Fund/VA - Class 4 (OVHI4)	4,738,496	4,252,879
High Income Fund/VA - Non-Service Shares (OVHI)	4,492	26,844
High Income Fund/VA - Service Class (OVHIS)	294,378	909,649
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	813,192	2,425,259
Main Street Fund(R)/VA - Service Class (OVGIS)	9,606,771	40,781,604
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,094,376	1,954,078
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	10,933,988	6,255,097
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	5,303,443	4,741,807
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	11,141,131	6,761,257
Low Duration Portfolio - Advisor Class (PMVLAD)	88,233,231	29,668,538
Total Return Portfolio - Advisor Class (PMVTRD)	67,663,041	1,353,379
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	251,653	1,030,955
Putnam VT International Equity Fund - IB Shares (PVTIGB)	18,554	177,387
Putnam VT Voyager Fund - IB Shares (PVTVB)	1,362,251	1,665,686
V.I. Basic Value Fund - Series II (AVBV2)	110	4,874
V.I. Capital Appreciation Fund - Series II (AVCA2)	613,836	1,819,817
V.I. Capital Development Fund - Series II (AVCD2)	9,767,766	8,122,553
Diversified Stock Fund Class A Shares (VYDS)	12,963	150,764
Blue Chip Growth Portfolio - II (TRBCG2)	46,698	50,869
Equity Income Portfolio - II (TREI2)	14	5,844
Health Sciences Portfolio - II (TRHS2)	31,799,168	7,239,307
Limited-Term Bond Portfolio - II (TRLT2)	-	-
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	1,585,034	1,588,886
VIP Trust - Global Bond Fund: Initial Class (VWBF)	1,201,054	1,801,699
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	1,438,835	8,590,030
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	219,010	3,696,267
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	24,269,225	10,908,428
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	788,662	3,883,997
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	39,184,454	14,622,323
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	1,256,482	236,495
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	4,872,159	157,063
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	14,657,178	267,787
WRPMCP (WRPMCP)	1,766,070	113,274
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	3,927	8,807
Advantage VT Opportunity Fund - Class 2 (SVOF)	11,662	88,904
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	12,435,831	7,596,233
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)	938	1,634
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)	18,894	3,519
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)	582	7,443
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	578,773	3,847,983
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	356,424	2,338,937
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	599,941	2,754,305
Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)	589,982	2,731,891
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	221,115	31,923,583

Total	$7,219,386,838	$3,137,113,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

(5) Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Growth Portfolio - Class S Shares (ALMCS)
2011	0.95% to 1.45%	32,647	$12.15 to $ 11.64	$393,138	0.00%	-9.46% to -9.91%
2010	0.95% to 1.45%	34,119	13.41 to 12.93	452,475	0.00%	17.75% to 17.16%
2009	0.95% to 1.45%	38,321	11.39 to 11.03	432,673	0.00%	49.88% to 49.12%
2008	0.95% to 1.45%	35,463	7.60 to 7.40	267,952	0.00%	-58.87% to -59.08%
2007	0.95% to 1.80%	52,160	18.48 to 17.80	958,371	0.00%	30.02% to 28.90%
Growth Fund - Class 1 (AFGF)
2011	1.30%	133,488	73.13	9,761,912	0.85%	-5.30%
2010	1.30%	142,179	77.23	10,979,803	0.97%	17.46%
2009	1.30%	156,482	65.75	10,287,967	0.86%	37.93%
2008	1.30%	185,887	47.67	8,860,655	1.05%	-44.56%
2007	1.30%	204,499	85.98	17,582,665	0.98%	11.17%
High-Income Bond Fund - Class 1 (AFHY)
2011	1.30%	37,304	48.38	1,804,784	9.81%	0.85%
2010	1.30%	37,078	47.97	1,778,708	10.52%	13.88%
2009	1.30%	41,033	42.12	1,728,444	7.90%	37.64%
2008	1.30%	42,363	30.60	1,296,441	5.45%	-24.74%
2007	1.30%	35,586	40.66	1,446,977	10.75%	0.29%
U.S. Government/AAA-Rated Securities Fund - Class 1 (AFGC)
2011	1.30%	34,457	35.49	1,222,715	2.00%	6.46%
2010	1.30%	36,578	33.33	1,219,260	1.84%	4.56%
2009	1.30%	42,499	31.88	1,354,789	2.60%	1.45%
2008	1.30%	48,345	31.42	1,519,125	3.08%	6.44%
2007	1.30%	49,215	29.52	1,452,853	7.14%	5.43%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.75% to 2.65%	10,016,317	12.62 to 11.99	123,669,985	2.63%	-4.36% to -6.19%
2010	0.75% to 2.65%	6,572,107	13.20 to 12.78	85,557,591	1.68%	8.94% to 6.85%
2009	0.75% to 2.65%	2,338,768	12.12 to 11.96	28,183,661	2.59%	21.17% to 19.62%	****
Money Market Portfolio(TM) (CHSMM)
2011	0.75% to 1.55%	1,391,226	9.97 to 10.22	14,443,732	0.01%	-0.74% to -1.54%
2010	0.75% to 1.55%	1,300,472	10.04 to 10.38	13,862,136	0.01%	-0.70% to -1.50%
2009	0.75% to 1.55%	1,588,787	10.11 to 10.54	17,129,897	0.11%	-0.65% to -1.45%
2008	0.75% to 1.85%	2,367,841	10.18 to 10.52	25,748,263	2.08%	1.35% to 0.23%
2007	0.95% to 1.85%	2,030,093	10.92 to 10.50	22,118,985	4.51%	3.74% to 2.79%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.80% to 1.40%	7,343,204	24.34 to 28.29	210,627,633	1.79%	1.06% to 0.45%
2010	0.80% to 1.40%	8,556,559	24.08 to 28.17	244,155,883	1.80%	13.92% to 13.23%
2009	0.80% to 1.40%	10,005,487	21.14 to 24.87	251,973,988	2.07%	25.32% to 24.57%
2008	0.80% to 1.40%	11,829,308	16.87 to 19.97	239,007,065	2.04%	-37.64% to -38.02%
2007	0.80% to 1.40%	14,260,866	27.05 to 32.22	464,467,374	1.71%	4.41% to 3.77%
Stock Index Fund, Inc. - Service Shares (DSIFS)
2011	0.40% to 2.85%	7,723,730	9.41 to 12.21	113,970,712	1.60%	1.21% to -1.27%
2010	0.40% to 2.85%	7,353,016	9.30 to 12.37	109,163,971	1.61%	14.08% to 11.28%
2009	0.75% to 2.85%	7,000,385	7.98 to 11.11	92,376,592	1.85%	25.10% to 22.45%
2008	0.95% to 2.85%	6,903,789	9.20 to 9.08	73,597,957	1.77%	-37.92% to -39.11%
2007	0.95% to 2.90%	7,232,672	14.82 to 14.87	124,891,794	1.53%	3.99% to 1.93%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.80% to 1.40%	1,619,263	19.32 to 22.85	39,089,761	0.90%	0.10% to -0.51%
2010	0.80% to 1.40%	1,858,295	19.31 to 22.97	45,067,265	0.89%	13.90% to 13.21%
2009	0.80% to 1.40%	2,105,786	16.95 to 20.29	45,091,981	0.98%	32.69% to 31.88%
2008	0.80% to 1.40%	2,380,596	12.77 to 15.38	38,616,074	0.77%	-34.95% to -35.34%
2007	0.80% to 1.40%	2,887,153	19.64 to 23.79	72,290,938	0.55%	6.92% to 6.27%
VA International Equity Fund (HVIE)
2011	0.40% to 2.35%	672,762	9.10 to 8.89	6,042,943	2.60%	-11.91% to -13.63%
2010	1.15% to 2.25%	25,460	10.32 to 10.30	262,513	0.00%	3.16% to 2.97%	****
VA Situs Fund (HVSIT)
2011	0.75% to 2.70%	1,261,261	11.11 to 10.86	13,876,653	0.05%	-1.65% to -3.58%
2010	0.85% to 2.35%	45,685	11.30 to 11.27	515,595	0.00%	12.97% to 12.69%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)							****
2011	0.80% to 1.40%	404,489	15.07 to 14.38	5,854,364	1.33%	1.35% to 0.73%
2010	0.80% to 1.40%	463,358	14.87 to 14.28	6,650,267	1.21%	22.47% to 21.73%
2009	0.80% to 1.40%	515,602	12.14 to 11.73	6,074,214	0.00%	25.68% to 24.92%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.95% to 2.30%	655,718	16.15 to 15.59	10,841,461	2.28%	0.39% to -0.97%
2010	0.95% to 2.45%	781,885	16.09 to 15.55	12,961,037	2.54%	7.09% to 5.47%
2009	0.95% to 2.45%	876,368	15.02 to 14.75	13,598,156	2.79%	24.39% to 22.51%
2008	0.95% to 2.55%	848,549	12.08 to 11.96	10,629,343	2.43%	-16.86% to -18.20%
2007	0.95% to 2.55%	908,896	14.53 to 14.63	13,784,481	2.33%	9.23% to 7.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.40% to 2.95%	8,157,179	$8.24 to $ 14.48	$111,233,520	0.25%	-7.31% to -9.68%
2010	0.40% to 2.95%	8,528,417	8.90 to 16.04	127,857,338	0.24%	6.05% to 3.34%
2009	0.40% to 2.95%	7,958,375	8.39 to 15.52	108,881,608	0.01%	45.43% to 41.71%
2008	0.80% to 2.85%	6,759,021	6.45 to 11.01	62,774,776	0.01%	-44.76% to -45.90%
2007	0.80% to 2.85%	4,763,489	11.67 to 20.36	70,732,848	0.18%	35.54% to 32.72%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.75% to 2.55%	921,943	10.22 to 9.92	10,932,894	0.00%	-9.49% to -11.13%
2010	0.80% to 2.45%	765,556	15.90 to 11.17	10,472,391	0.00%	23.52% to 11.68%	****
2009	0.80% to 1.40%	417,666	12.87 to 12.29	5,164,464	0.00%	55.84% to 54.90%
2008	0.80% to 1.40%	342,194	8.26 to 7.93	2,732,234	0.09%	-44.35% to -44.68%
2007	0.80% to 1.40%	394,297	14.84 to 14.34	5,684,417	0.33%	20.78% to 20.04%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.80% to 1.40%	378,492	4.92 to 4.59	1,750,288	0.00%	-9.39% to -9.93%
2010	0.80% to 1.40%	429,603	5.43 to 5.09	2,204,148	0.00%	23.40% to 22.66%
2009	0.80% to 1.40%	566,071	4.40 to 4.15	2,364,877	0.00%	55.64% to 54.70%
2008	0.80% to 1.40%	628,439	2.83 to 2.68	1,696,007	0.09%	-44.42% to -44.76%
2007	0.80% to 1.40%	733,774	5.09 to 4.86	3,581,793	0.31%	20.72% to 19.99%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.65% to 2.80%	4,453,401	7.21 to 16.61	83,075,727	0.37%	-32.77% to -34.23%
2010	0.65% to 2.80%	5,924,822	10.72 to 25.25	165,454,474	0.57%	24.22% to 21.53%
2009	0.65% to 3.25%	8,647,430	8.63 to 20.24	194,404,524	0.41%	77.91% to 73.25%
2008	0.65% to 3.25%	8,802,005	4.85 to 11.68	113,283,262	2.77%	-52.52% to -53.77%
2007	0.80% to 3.25%	7,719,861	29.56 to 25.27	212,963,970	0.45%	27.04% to 23.89%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.80% to 2.15%	391,151	11.78 to 25.59	5,139,442	0.38%	-32.88% to -33.79%
2010	0.80% to 2.15%	470,786	17.55 to 38.65	9,286,940	0.52%	24.02% to 22.33%
2009	0.80% to 2.15%	602,788	14.15 to 31.60	9,534,039	0.41%	77.64% to 75.22%
2008	0.80% to 2.15%	711,183	7.97 to 18.03	6,402,172	2.65%	-52.61% to -53.26%
2007	0.80% to 2.15%	879,729	16.81 to 38.58	16,732,189	0.44%	26.99% to 25.25%
Investors Growth Stock Series - Service Class (MIGSC)
2011	0.95% to 2.80%	638,301	12.89 to 12.09	9,464,140	0.25%	-0.58% to -2.43%
2010	0.95% to 2.80%	809,425	12.96 to 12.39	12,090,332	0.30%	11.09% to 9.01%
2009	0.95% to 2.80%	996,255	11.67 to 11.37	13,426,951	0.45%	37.77% to 35.20%
2008	0.95% to 2.80%	1,184,843	8.47 to 8.41	11,622,597	0.30%	-37.58% to -38.75%
2007	0.95% to 3.15%	1,427,758	13.57 to 13.50	22,610,416	0.09%	9.96% to 7.51%
Value Series - Service Class (MVFSC)
2011	0.40% to 3.20%	19,464,081	9.28 to 13.46	317,118,489	1.23%	-0.86% to -3.65%
2010	0.65% to 3.20%	20,429,012	9.20 to 13.97	339,926,147	1.39%	10.49% to 7.66%
2009	0.65% to 3.25%	22,272,897	8.33 to 12.93	339,364,913	1.18%	21.66% to 18.47%
2008	0.80% to 3.05%	5,622,918	7.91 to 11.04	71,657,666	1.02%	-33.28% to -34.80%
2007	0.80% to 3.15%	4,556,477	11.85 to 16.86	87,844,770	0.73%	6.73% to 4.19%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.40% to 2.80%	4,818,705	10.58 to 10.16	50,011,075	1.17%	-2.17% to -4.52%
2010	0.65% to 2.65%	1,400,680	10.80 to 10.65	15,034,804	0.00%	7.97% to 6.52%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.80% to 1.40%	139,216	11.79 to 11.39	1,592,352	3.55%	4.80% to 4.17%
2010	0.80% to 1.40%	180,620	11.25 to 10.94	1,981,504	5.84%	6.29% to 5.64%
2009	0.80% to 1.40%	199,374	10.59 to 10.35	2,069,531	9.61%	8.77% to 8.11%
2008	0.80% to 1.40%	312,617	9.73 to 9.58	2,999,638	4.42%	-10.92% to -11.46%
2007	1.30% to 1.40%	328,510	10.83 to 10.82	3,557,887	4.01%	4.08% to 3.97%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	0.95% to 3.05%	1,719,934	12.32 to 10.16	19,859,702	3.46%	4.40% to 2.20%
2010	0.95% to 3.05%	2,060,566	11.80 to 9.94	22,903,727	5.14%	5.84% to 3.60%
2009	0.95% to 3.05%	2,319,135	11.15 to 9.59	24,504,304	12.99%	8.34% to 6.05%
2008	0.65% to 3.25%	22,132,369	8.92 to 8.94	214,874,888	4.27%	-11.04% to -13.37%
2007	0.95% to 3.25%	25,887,057	11.60 to 10.32	286,272,488	3.60%	4.21% to 1.78%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.80% to 1.40%	146,190	26.45 to 24.23	3,579,650	3.51%	6.18% to 5.54%
2010	0.80% to 1.40%	172,642	24.91 to 22.96	4,003,378	4.15%	8.87% to 8.21%
2009	0.80% to 1.40%	206,910	22.88 to 21.22	4,430,726	8.01%	29.17% to 28.39%
2008	0.80% to 1.40%	256,891	17.71 to 16.52	4,280,827	7.11%	-15.66% to -16.17%
2007	0.80% to 1.40%	351,451	21.00 to 19.71	6,980,725	7.33%	5.68% to 5.03%
Emerging Markets Debt Portfolio - Class II (MSEMB)
2011	1.10% to 2.05%	47,925	21.84 to 20.02	1,015,627	3.48%	5.71% to 4.70%
2010	1.10% to 2.05%	56,191	20.66 to 19.12	1,129,707	4.12%	8.53% to 7.49%
2009	1.10% to 2.15%	72,537	19.03 to 17.66	1,345,283	7.91%	28.68% to 27.32%
2008	1.10% to 2.15%	91,031	14.79 to 13.87	1,317,461	7.10%	-15.92% to -16.81%
2007	1.10% to 2.15%	113,859	17.59 to 16.68	1,965,340	7.38%	5.22% to 4.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.30%	312	$46.86	$14,620	1.02%	28.27%
2008	0.80% to 1.40%	2,056,027	30.32 to 28.44	59,067,311	3.36%	-38.39% to -38.77%
2007	0.80% to 1.40%	2,592,043	49.21 to 46.45	121,497,196	1.18%	-17.74% to -18.24%
U.S. Real Estate Portfolio - Class II (MSVREB)
2011	1.35%	27	23.92	646	0.34%	4.24%
2010	1.35%	27	22.95	620	0.78%	27.78%
2009	1.35%	27	17.96	485	5.06%	26.76%
2008	0.95% to 2.80%	3,061,013	11.91 to 12.96	42,791,166	2.76%	-38.64% to -39.80%
2007	0.95% to 2.70%	3,568,905	19.41 to 21.64	81,882,876	1.04%	-18.06% to -19.52%
Managed Allocation Fund - Moderate Growth II (VFMG2)
2011	1.15% to 2.20%	293,739	11.34 to 10.46	3,311,354	1.57%	-6.59% to -7.58%
2010	1.15% to 2.35%	334,971	12.14 to 11.20	4,073,490	0.67%	9.28% to 7.96%
2009	1.15% to 2.35%	407,960	11.11 to 10.37	4,554,149	0.01%	24.18% to 22.67%
2008	1.15% to 2.60%	567,913	8.95 to 8.36	5,101,299	1.30%	-29.89% to -30.92%
2007	1.15% to 2.60%	651,956	12.76 to 12.10	8,384,121	2.05%	5.65% to 4.10%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.80% to 1.40%	3,763,621	14.04 to 13.82	52,118,578	1.57%	-0.16% to -0.76%
2010	0.80% to 1.40%	4,645,835	14.07 to 13.93	64,777,629	1.95%	12.56% to 11.88%
2009	0.80% to 1.40%	5,595	12.50 to 12.45	69,699	1.43%	24.97% to 24.47%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	0.40% to 3.30%	10,757,342	14.12 to 13.05	147,205,264	1.50%	0.09% to -2.82%
2010	0.65% to 3.30%	11,529,269	14.05 to 13.43	159,467,938	1.41%	12.42% to 9.42%
2009	1.10% to 2.75%	349,190	12.46 to 12.32	4,337,527	1.09%	24.59% to 23.20%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.65% to 3.25%	298,878,335	9.64 to 9.10	3,003,333,545	1.22%	0.27% to -2.34%
2010	0.65% to 3.35%	211,427,824	9.62 to 9.27	2,134,403,370	1.30%	11.29% to 8.34%
2009	0.65% to 3.35%	138,502,206	8.64 to 8.56	1,265,434,415	0.08%	22.61% to 19.18%
2008	0.80% to 3.10%	81,161,084	7.70 to 7.23	609,557,811	3.17%	-30.34% to -31.96%
2007	0.80% to 2.95%	42,263,897	11.06 to 10.66	460,727,179	2.72%	5.29% to 2.99%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.65% to 3.30%	91,572,178	11.07 to 10.16	1,024,351,460	2.11%	5.04% to 2.24%
2010	0.65% to 3.35%	71,841,137	10.54 to 9.92	770,617,482	1.80%	5.30% to 2.49%
2009	0.75% to 3.35%	50,794,802	9.98 to 9.68	521,115,164	0.36%	11.31% to 8.39%
2008	0.80% to 3.10%	33,032,987	9.57 to 8.99	306,925,600	7.38%	-10.59% to -12.67%
2007	0.80% to 2.95%	12,421,457	10.71 to 10.32	130,936,805	8.10%	2.15% to -0.07%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.40% to 3.30%	11,697,772	8.82 to 8.99	116,477,223	0.91%	-9.67% to -12.30%
2010	0.40% to 3.30%	10,053,778	9.77 to 10.25	112,124,889	0.77%	10.86% to 7.63%
2009	0.75% to 3.30%	8,693,755	8.75 to 9.53	88,480,893	0.00%	40.54% to 36.93%
2008	0.75% to 3.05%	6,969,825	6.22 to 7.00	50,870,236	2.90%	-39.10% to -40.51%
2007	0.80% to 3.05%	5,365,947	12.23 to 11.78	64,844,710	2.79%	13.44% to 10.86%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.40% to 3.30%	21,925,386	8.85 to 8.36	203,005,498	0.26%	-5.07% to -7.83%
2010	0.65% to 3.30%	19,445,092	9.12 to 9.07	191,754,817	0.16%	17.43% to 14.30%
2009	0.75% to 3.30%	16,804,221	7.75 to 7.94	142,381,453	0.00%	37.74% to 34.20%
2008	0.65% to 3.25%	15,955,035	5.63 to 5.92	98,887,216	2.18%	-44.58% to -46.03%
2007	0.80% to 3.25%	11,269,769	11.44 to 10.98	127,268,601	0.71%	11.00% to 8.24%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.40% to 3.30%	125,082,554	8.97 to 7.43	1,005,278,616	0.90%	-2.63% to -5.46%
2010	0.65% to 3.35%	94,709,952	8.93 to 7.83	789,529,433	0.84%	10.25% to 7.34%
2009	0.75% to 3.35%	64,562,256	8.08 to 7.29	491,918,665	0.00%	29.71% to 26.15%
2008	0.80% to 3.10%	38,038,535	6.05 to 5.81	225,395,652	3.41%	-38.56% to -39.99%
2007	0.80% to 2.95%	8,176,408	9.84 to 9.70	79,871,976	2.28%	-1.61% to -3.04%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	405,899	15.76 to 16.00	6,836,295	8.15%	2.83% to 1.58%
2010	0.95% to 2.35%	540,532	15.32 to 15.33	8,856,399	8.30%	12.08% to 10.50%
2009	0.95% to 2.35%	689,492	13.67 to 13.88	10,134,551	9.64%	44.61% to 42.57%
2008	0.95% to 2.35%	833,712	9.45 to 9.73	8,523,732	8.79%	-28.67% to -29.68%
2007	0.95% to 2.35%	1,099,805	13.25 to 13.84	15,862,330	7.26%	2.15% to 0.70%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.75% to 2.80%	7,233,930	12.03 to 12.28	97,191,051	7.75%	3.03% to 0.91%
2010	0.75% to 2.80%	7,280,016	11.68 to 12.17	95,630,359	8.85%	12.31% to 9.99%
2009	0.75% to 2.80%	6,014,764	10.40 to 11.07	70,825,989	9.70%	44.98% to 41.99%
2008	0.80% to 2.75%	3,688,239	7.78 to 7.81	30,220,484	8.86%	-28.67% to -30.08%
2007	0.80% to 2.80%	3,534,655	10.90 to 11.15	40,885,129	8.09%	2.34% to 0.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.80% to 1.40%	14,503	$20.97 to $ 19.58	$285,375	0.64%	-22.99% to -23.46%
2010	0.80% to 1.40%	18,106	27.23 to 25.59	465,619	0.05%	15.25% to 14.55%
2009	0.80% to 1.40%	25,866	23.62 to 22.34	580,996	1.17%	62.01% to 61.03%
2008	0.80% to 1.40%	33,579	14.58 to 13.87	468,183	1.15%	-58.10% to -58.36%
2007	0.80% to 1.40%	40,673	34.80 to 33.31	1,361,399	0.67%	44.41% to 43.53%
NVIT Emerging Markets Fund - Class II (GEM2)
2011	1.10% to 2.25%	44,117	29.78 to 26.84	1,272,348	0.44%	-23.45% to -24.34%
2010	1.10% to 2.45%	52,785	38.90 to 34.91	1,988,828	0.00%	14.64% to 13.08%
2009	1.10% to 2.45%	66,147	33.93 to 30.87	2,165,809	1.16%	61.29% to 59.09%
2008	1.10% to 2.45%	88,202	21.04 to 19.41	1,800,059	0.82%	-58.39% to -58.96%
2007	1.10% to 2.45%	134,775	50.56 to 47.29	6,651,015	0.42%	43.59% to 41.62%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.80% to 1.40%	1,075,051	22.93 to 21.63	23,447,431	0.66%	-23.01% to -23.48%
2010	0.80% to 1.40%	1,413,626	29.79 to 28.26	40,245,214	0.07%	15.29% to 14.59%
2009	0.80% to 1.40%	1,637,414	25.84 to 24.66	40,653,617	1.30%	62.18% to 61.20%
2008	0.80% to 1.40%	1,827,343	15.93 to 15.30	28,122,168	1.09%	-58.17% to -58.42%
2007	0.80% to 1.40%	2,599,261	38.08 to 36.80	96,119,470	0.68%	44.38% to 43.50%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	0.75% to 2.80%	2,598,477	6.11 to 15.47	43,888,708	0.45%	-23.17% to -24.76%
2010	0.75% to 2.80%	2,890,791	7.95 to 20.57	63,579,406	0.00%	15.02% to 12.65%
2009	0.75% to 2.80%	2,858,691	6.91 to 18.26	54,764,422	1.12%	61.87% to 58.52%
2008	0.75% to 2.80%	2,681,445	4.27 to 11.52	32,388,303	0.99%	-58.18% to -59.05%
2007	0.95% to 2.80%	3,749,821	13.46 to 28.12	109,631,081	0.59%	34.62% to 41.36%	*	***
NVIT International Equity Fund - Class I (GIG)
2011	0.80% to 1.40%	3,386	11.16 to 10.42	35,746	1.25%	-10.49% to -11.03%
2010	0.80% to 1.40%	3,675	12.47 to 11.72	43,672	0.96%	12.38% to 11.71%
2009	0.80% to 1.40%	6,007	11.09 to 10.49	63,507	1.18%	28.68% to 27.91%
2008	0.80% to 1.40%	7,437	8.62 to 8.20	61,400	1.38%	-46.49% to -46.81%
2007	0.80% to 1.40%	7,935	16.11 to 15.42	123,047	0.38%	26.12% to 25.36%
NVIT International Equity Fund - Class III (GIG3)
2011	0.80% to 1.40%	1,510,544	17.66 to 16.65	25,320,360	1.23%	-10.48% to -11.03%
2010	0.80% to 1.40%	1,753,932	19.73 to 18.72	33,009,096	0.96%	12.36% to 11.69%
2009	0.80% to 1.40%	2,072,015	17.56 to 16.76	34,894,818	0.69%	28.63% to 27.86%
2008	0.80% to 1.40%	1,123,906	13.65 to 13.11	14,805,125	1.25%	-46.47% to -46.80%
2007	0.80% to 1.40%	1,528,618	25.50 to 24.63	37,816,487	0.44%	26.13% to 25.36%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.40% to 2.75%	3,528,777	7.42 to 6.55	24,130,603	1.18%	-10.36% to -12.47%
2010	0.40% to 2.80%	2,754,847	8.28 to 7.47	21,261,973	0.94%	12.55% to 9.84%
2009	0.40% to 2.75%	2,369,404	7.35 to 6.81	16,443,478	0.61%	28.93% to 25.89%
2008	1.10% to 2.60%	510,631	5.47 to 5.41	2,781,264	1.52%	-45.33% to -45.88%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.80% to 1.40%	9,418,341	7.86 to 7.69	72,619,219	0.56%	-12.32% to -12.85%
2010	0.80% to 1.40%	11,003,045	8.97 to 8.83	97,286,636	0.20%	14.68% to 13.99%
2009	0.80% to 1.40%	13,158,118	7.82 to 7.74	101,993,343	0.18%	51.74% to 50.82%
2008	1.30% to 1.40%	12,714	5.14 to 5.13	65,309	0.00%	-48.63% to -48.66%	*	***
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class II (NVNMO2)
2011	0.40% to 2.80%	3,122,319	7.84 to 7.24	23,656,246	0.56%	-12.01% to -14.13%
2010	0.65% to 2.75%	2,127,346	8.94 to 8.44	18,515,437	0.17%	14.64% to 12.21%
2009	0.75% to 2.75%	1,491,186	7.79 to 7.53	11,436,241	0.00%	51.82% to 48.76%
2008	1.10% to 2.75%	165,613	5.12 to 5.06	843,322	0.00%	-48.84% to -49.41%	*	***
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.80% to 1.40%	227,602	9.44 to 9.23	2,108,691	0.69%	-3.95% to -4.53%
2010	0.80% to 1.40%	202,690	9.83 to 9.67	1,964,901	0.86%	22.59% to 21.85%
2009	0.80% to 1.40%	202,450	8.02 to 7.94	1,609,379	0.49%	30.48% to 29.69%
2008	0.80% to 1.40%	255,949	6.15 to 6.12	1,567,453	0.43%	-38.55% to -38.80%	*	***
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.40% to 3.20%	19,248,367	10.02 to 8.60	174,928,764	0.62%	-3.65% to -6.36%
2010	0.65% to 3.20%	21,270,528	9.85 to 9.19	203,052,828	0.56%	22.76% to 19.61%
2009	0.65% to 3.25%	35,752,844	8.02 to 7.67	281,271,459	0.41%	30.42% to 27.00%
2008	0.65% to 3.25%	41,560,970	6.15 to 6.04	253,618,648	0.39%	-38.50% to -39.59%	*	***
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.75% to 2.65%	2,675,730	13.65 to 8.08	22,508,074	1.95%	-7.08% to -8.86%
2010	0.80% to 2.65%	2,416,119	9.32 to 8.87	22,008,706	0.35%	14.04% to 11.91%
2009	0.80% to 2.60%	1,320,362	8.18 to 7.93	10,654,779	0.99%	28.16% to 25.84%
2008	0.80% to 2.60%	688,094	6.38 to 6.30	4,366,517	1.64%	-36.21% to -36.99%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.40% to 3.25%	128,328,881	$10.81 to $ 9.24	$1,259,936,055	2.45%	-1.74% to -4.54%
2010	0.40% to 3.25%	91,327,946	11.01 to 9.68	921,933,574	0.92%	9.96% to 6.82%
2009	0.80% to 3.10%	45,054,749	9.45 to 9.08	418,125,250	2.30%	18.86% to 16.11%
2008	1.10% to 3.10%	17,964,614	7.93 to 7.82	141,470,743	1.93%	-20.70% to -21.77%	*	***
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.40% to 3.00%	215,720,584	10.37 to 8.75	1,993,782,374	2.23%	-3.83% to -6.34%
2010	0.65% to 3.00%	134,184,859	10.72 to 9.34	1,303,699,380	0.69%	11.66% to 9.02%
2009	0.80% to 3.00%	61,562,208	8.89 to 8.57	540,299,784	1.96%	23.17% to 20.44%
2008	0.80% to 2.95%	15,353,953	7.22 to 7.12	110,154,375	1.75%	-27.78% to -28.83%	*	***
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.65% to 3.05%	54,984,947	11.75 to 10.00	581,434,652	2.58%	0.75% to -1.67%
2010	0.85% to 3.05%	35,658,142	11.63 to 10.17	377,651,311	1.21%	5.89% to 3.54%
2009	1.10% to 3.05%	19,312,567	10.15 to 9.82	194,470,746	3.10%	11.78% to 9.57%
2008	1.10% to 2.95%	5,226,256	9.08 to 8.97	47,264,496	2.21%	-9.18% to -10.32%	*	***
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.40% to 3.40%	194,824,445	10.59 to 8.91	1,863,452,955	2.32%	-2.72% to -5.65%
2010	0.65% to 3.25%	133,082,298	10.82 to 9.48	1,321,688,824	0.79%	10.65% to 7.75%
2009	0.80% to 2.95%	54,968,785	9.17 to 8.84	498,076,084	2.23%	20.97% to 18.35%
2008	0.80% to 2.95%	13,903,119	7.58 to 7.47	104,822,308	1.77%	-24.19% to -25.29%	*	***
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.75% to 3.25%	38,634,829	9.99 to 8.35	343,084,881	2.36%	-5.38% to -7.76%
2010	0.75% to 3.25%	40,125,331	10.56 to 9.05	379,893,041	0.56%	12.46% to 9.63%
2009	0.80% to 2.70%	21,578,200	8.61 to 8.34	183,374,699	1.47%	25.57% to 23.16%
2008	1.10% to 2.70%	14,026,096	6.84 to 6.77	95,660,793	1.72%	-31.56% to -32.31%	*	***
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.40% to 2.95%	54,955,819	11.00 to 9.60	556,682,830	2.57%	-0.67% to -3.21%
2010	0.75% to 2.95%	39,080,002	10.98 to 9.92	402,595,617	1.02%	8.22% to 5.82%
2009	0.80% to 2.95%	18,399,363	9.72 to 9.37	176,473,619	2.81%	16.74% to 14.21%
2008	1.10% to 2.95%	4,777,489	8.31 to 8.21	39,524,433	1.94%	-16.89% to -17.93%	*	***
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.80% to 1.40%	235,110	11.99 to 11.72	2,763,344	3.22%	5.74% to 5.11%
2010	0.80% to 1.40%	209,916	11.34 to 11.15	2,346,078	2.54%	6.20% to 5.56%
2009	0.80% to 1.40%	279,023	10.67 to 10.57	2,952,194	3.81%	7.91% to 7.26%
2008	1.30% to 1.40%	42,991	9.86 to 9.85	423,815	3.07%	-1.41% to -1.48%	*	***
NVIT Core Bond Fund - Class II (NVCBD2)
2011	0.40% to 3.05%	11,130,478	12.24 to 10.91	127,534,053	2.69%	5.81% to 3.01%
2010	0.40% to 3.05%	13,216,889	11.56 to 10.59	144,795,792	2.18%	6.35% to 3.52%
2009	0.40% to 3.25%	19,490,331	10.87 to 10.20	203,646,838	3.50%	8.16% to 5.06%
2008	1.05% to 2.70%	279,918	9.85 to 9.74	2,747,847	3.51%	-1.46% to -2.56%	*	***
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.40% to 2.70%	3,256,827	13.33 to 11.99	40,774,802	2.51%	5.62% to 3.19%
2010	0.75% to 2.70%	2,269,048	12.25 to 11.62	27,153,406	2.61%	7.30% to 5.20%
2009	0.80% to 2.70%	1,213,629	11.41 to 11.05	13,649,167	5.17%	15.50% to 13.29%
2008	0.80% to 2.70%	224,113	9.88 to 9.75	2,199,217	2.74%	-1.24% to -2.50%	*	***
NVIT Fund - Class I (TRF)
2011	0.80% to 1.40%	2,459,013	20.38 to 22.54	123,499,751	1.13%	-0.27% to -0.88%
2010	0.80% to 1.40%	2,827,396	20.43 to 22.74	144,432,190	1.00%	12.54% to 11.86%
2009	0.80% to 1.40%	3,250,148	18.16 to 20.33	147,253,756	1.33%	25.09% to 24.33%
2008	0.80% to 1.40%	3,836,090	14.51 to 16.35	139,622,623	1.38%	-42.02% to -42.37%
2007	0.80% to 1.40%	4,753,992	25.03 to 28.38	292,472,857	1.05%	7.31% to 6.66%
NVIT Fund - Class II (TRF2)
2011	0.65% to 3.20%	12,416,055	8.35 to 10.96	167,499,307	0.88%	-0.27% to -2.83%
2010	0.65% to 3.20%	14,608,151	8.38 to 11.28	199,289,832	0.68%	12.49% to 9.60%
2009	0.65% to 3.25%	23,090,202	7.45 to 10.26	283,628,433	1.14%	24.74% to 21.48%
2008	0.65% to 3.25%	28,046,162	5.97 to 8.44	280,666,419	1.23%	-41.99% to -43.51%
2007	0.95% to 3.25%	23,169,599	10.10 to 14.95	404,959,033	0.93%	1.03% to 4.37%	*	***
NVIT Government Bond Fund - Class I (GBF)
2011	0.40% to 3.20%	25,298,375	12.15 to 11.14	406,977,698	2.92%	6.83% to 3.83%
2010	0.40% to 3.20%	30,230,403	11.37 to 10.73	449,815,636	2.88%	4.36% to 1.43%
2009	0.65% to 3.25%	43,318,770	11.00 to 10.54	603,120,896	3.35%	2.02% to -0.65%
2008	0.65% to 3.25%	51,150,296	10.78 to 10.61	710,154,637	4.30%	7.02% to 4.22%
2007	0.80% to 3.25%	42,800,012	18.15 to 10.18	579,531,623	4.58%	6.30% to 3.66%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.80% to 1.40%	1,730,666	15.40 to 16.63	31,767,638	0.57%	-1.48% to -2.08%
2010	0.80% to 1.40%	1,929,649	15.63 to 16.98	36,136,993	0.62%	18.29% to 17.58%
2009	0.80% to 1.40%	2,234,563	13.21 to 14.44	35,566,596	0.55%	32.40% to 31.60%
2008	0.80% to 1.40%	2,568,010	9.98 to 10.98	31,041,966	0.27%	-39.20% to -39.57%
2007	0.80% to 1.40%	3,094,521	16.41 to 18.16	61,757,970	0.17%	18.58% to 17.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class II (CAF2)
2011	0.40% to 2.55%	1,133,015	$9.13 to $ 9.00	$10,266,928	1.35%	-8.65% to -9.97%	****
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.65% to 2.75%	2,533,356	6.78 to 7.01	19,050,533	2.62%	-13.41% to -15.24%
2010	0.65% to 2.75%	1,822,983	7.83 to 8.28	15,977,303	2.10%	6.70% to 4.45%
2009	0.80% to 2.75%	1,437,538	8.52 to 7.92	11,902,303	2.84%	27.58% to 25.07%
2008	0.80% to 2.75%	996,023	6.68 to 6.33	6,515,309	1.84%	-43.55% to -44.66%
2007	0.80% to 2.60%	994,418	11.83 to 11.48	11,613,924	1.36%	8.51% to 6.53%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.75% to 3.05%	16,836,607	8.76 to 13.21	264,183,026	1.79%	-4.65% to -6.86%
2010	0.75% to 3.10%	20,614,506	9.19 to 14.12	341,454,727	1.70%	13.77% to 11.08%
2009	0.80% to 3.10%	25,390,427	12.62 to 12.71	372,961,401	1.08%	26.19% to 23.26%
2008	0.80% to 3.10%	28,976,150	10.00 to 10.31	340,600,981	2.05%	-37.35% to -38.81%
2007	0.80% to 3.10%	31,376,425	15.96 to 16.85	595,372,007	1.99%	5.11% to 2.66%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.40% to 3.20%	39,506,703	12.76 to 11.83	489,089,921	2.15%	0.48% to -2.34%
2010	0.65% to 3.20%	21,980,236	12.64 to 12.11	273,719,201	1.26%	9.10% to 6.30%
2009	0.75% to 3.05%	5,086,185	11.58 to 11.40	58,589,875	1.75%	15.82% to 14.02%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.40% to 3.00%	69,667,022	13.40 to 12.49	906,298,809	2.07%	-1.33% to -3.90%
2010	0.65% to 3.00%	32,219,088	13.52 to 13.00	429,561,830	1.21%	11.30% to 8.67%
2009	0.65% to 2.65%	9,516,319	12.15 to 11.99	114,993,475	1.84%	21.52% to 19.88%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.65% to 2.80%	40,657,415	10.99 to 11.21	518,552,257	2.41%	2.26% to 0.06%
2010	0.65% to 2.85%	29,968,371	10.75 to 11.16	377,440,958	2.19%	5.20% to 2.88%
2009	0.65% to 2.85%	23,544,842	10.22 to 10.85	283,709,134	1.88%	8.38% to 5.98%
2008	0.65% to 2.90%	17,322,335	9.43 to 10.21	194,173,796	3.48%	-6.63% to -8.75%
2007	0.80% to 2.90%	12,824,884	12.51 to 11.19	155,324,013	3.57%	4.53% to 2.31%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.40% to 3.15%	163,597,374	10.14 to 12.21	2,362,475,885	2.13%	-0.44% to -3.18%
2010	0.40% to 3.25%	166,698,445	10.19 to 12.51	2,456,068,489	1.95%	10.47% to 7.31%
2009	0.65% to 3.25%	159,101,261	9.17 to 11.66	2,150,669,858	1.54%	18.36% to 15.26%
2008	0.65% to 3.25%	149,844,350	7.75 to 10.12	1,725,868,410	2.83%	-23.70% to -25.69%
2007	0.75% to 3.25%	145,018,915	10.15 to 13.62	2,213,097,547	2.80%	1.55% to 2.21%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.65% to 3.30%	80,738,644	9.36 to 12.69	1,253,194,315	2.01%	-2.76% to -5.35%
2010	0.65% to 3.10%	92,239,100	9.62 to 13.62	1,484,512,669	1.88%	12.10% to 9.34%
2009	0.65% to 3.15%	99,614,695	8.58 to 12.41	1,442,819,680	1.32%	23.58% to 20.47%
2008	0.65% to 3.25%	102,697,193	6.95 to 10.24	1,214,743,220	2.48%	-31.84% to -33.62%
2007	0.80% to 3.25%	100,235,949	15.31 to 15.43	1,754,174,386	2.38%	5.30% to 2.68%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.40% to 3.05%	55,287,171	10.75 to 11.79	756,070,865	2.31%	1.65% to -1.04%
2010	0.40% to 3.05%	51,232,905	10.57 to 11.92	698,910,323	2.11%	8.08% to 5.21%
2009	0.65% to 3.20%	46,770,342	9.73 to 11.21	598,037,127	1.73%	13.82% to 10.90%
2008	0.65% to 3.20%	42,212,488	8.55 to 10.11	478,690,281	3.20%	-15.60% to -17.76%
2007	0.80% to 3.00%	37,093,457	13.43 to 12.41	505,146,597	3.22%	5.01% to 2.67%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.40% to 3.05%	5,247,331	11.04 to 16.54	98,339,715	0.78%	-2.93% to -5.51%
2010	0.40% to 3.05%	5,115,318	11.37 to 17.50	99,473,389	1.28%	25.70% to 22.36%
2009	0.80% to 3.05%	5,707,255	14.59 to 14.30	88,938,969	0.99%	35.66% to 32.58%
2008	0.80% to 3.05%	5,965,468	10.76 to 10.79	67,891,140	1.25%	-36.97% to -38.41%
2007	0.80% to 3.05%	6,776,727	17.07 to 17.51	121,741,631	1.44%	6.69% to 4.26%
NVIT Money Market Fund - Class I (SAM)
2011	0.40% to 3.30%	52,755,926	10.05 to 8.63	654,112,501	0.00%	-0.40% to -3.29%
2010	0.40% to 3.30%	45,261,889	10.09 to 8.92	566,041,327	0.00%	-0.40% to -3.30%
2009	0.40% to 3.30%	47,298,089	10.13 to 9.23	611,884,145	0.05%	-0.36% to -3.26%
2008	0.65% to 3.25%	58,886,454	10.20 to 9.57	801,127,428	1.98%	1.39% to -1.26%
2007	0.80% to 3.25%	46,091,872	14.17 to 9.69	640,751,455	4.69%	3.95% to 1.37%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.80% to 1.40%	4,100,818	8.41 to 8.22	33,815,868	1.26%	-10.09% to -10.63%
2010	0.80% to 1.40%	4,850,543	9.35 to 9.20	44,725,588	0.74%	13.12% to 12.44%
2009	0.80% to 1.40%	5,811,834	8.27 to 8.18	47,623,886	0.86%	35.37% to 34.55%
2008	0.80% to 1.40%	236,983	6.11 to 6.08	1,442,366	0.11%	-38.93% to -39.17%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2011	0.65% to 3.20%	20,747,296	8.37 to 7.61	166,929,621	1.07%	-10.21% to -12.51%
2010	0.65% to 3.20%	21,858,795	9.32 to 8.70	197,781,700	0.45%	13.07% to 10.17%
2009	0.65% to 3.25%	33,492,360	8.25 to 7.89	271,002,647	1.03%	35.22% to 31.68%
2008	0.65% to 3.25%	33,672,563	6.10 to 5.99	203,779,302	0.00%	-39.02% to -40.09%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	0.95% to 2.10%	44,925	$11.24 to $ 11.97	$559,837	1.41%	-17.21% to -18.17%
2010	0.95% to 2.15%	58,167	13.57 to 14.57	884,469	1.88%	4.89% to 3.62%
2009	0.95% to 2.15%	70,793	12.94 to 14.06	1,032,142	1.79%	28.28% to 26.72%
2008	0.95% to 2.20%	93,231	10.09 to 11.08	1,064,102	1.54%	-46.99% to -47.74%
2007	0.95% to 2.30%	114,548	19.03 to 21.03	2,483,741	1.68%	1.73% to 0.33%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.80% to 1.40%	415,870	13.70 to 13.00	5,441,335	1.76%	-16.78% to -17.29%
2010	0.80% to 1.40%	485,438	16.47 to 15.72	7,673,903	2.20%	5.26% to 4.63%
2009	0.80% to 1.40%	567,848	15.64 to 15.02	8,573,083	2.08%	28.80% to 28.02%
2008	0.80% to 1.40%	801,982	12.15 to 11.74	9,450,119	1.71%	-46.76% to -47.09%
2007	0.80% to 1.40%	1,163,407	22.81 to 22.18	25,890,831	2.19%	2.10% to 1.48%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	0.40% to 3.30%	5,935,093	6.25 to 7.73	52,384,680	1.81%	-16.73% to -19.16%
2010	0.40% to 3.30%	5,274,892	7.51 to 9.56	56,592,567	2.39%	5.43% to 2.36%
2009	0.40% to 3.30%	4,221,490	7.13 to 9.34	43,539,817	1.99%	28.97% to 25.22%
2008	0.65% to 3.25%	14,917,379	5.44 to 7.48	119,779,486	1.55%	-46.80% to -48.20%
2007	0.95% to 3.25%	17,958,586	15.73 to 14.43	274,210,858	2.13%	1.72% to -0.66%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.80% to 1.40%	1,104,279	8.99 to 8.80	9,746,079	0.01%	-3.68% to -4.26%
2010	0.80% to 1.40%	1,296,267	9.34 to 9.19	11,938,684	0.06%	14.59% to 13.89%
2009	0.80% to 1.40%	435,720	8.15 to 8.07	3,519,745	0.80%	28.74% to 27.96%
2008	0.80% to 1.40%	4,988	6.33 to 6.30	31,488	0.49%	-36.70% to -36.95%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	0.40% to 3.20%	13,148,749	9.12 to 8.15	113,477,686	0.00%	-3.62% to -6.32%
2010	0.65% to 3.20%	14,383,005	9.33 to 8.70	130,345,255	0.00%	14.61% to 11.67%
2009	0.65% to 3.25%	20,688,233	8.14 to 7.79	165,234,419	0.48%	28.51% to 25.15%
2008	1.10% to 2.60%	100,379	6.31 to 6.25	631,180	0.35%	-36.86% to -37.51%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.80% to 1.40%	341,497	9.77 to 9.67	3,307,487	1.09%	-6.58% to -7.15%
2010	0.80% to 1.40%	368,018	10.46 to 10.42	3,835,629	0.50%	4.59% to 4.17%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.40% to 2.95%	5,145,247	8.96 to 7.67	41,597,008	0.87%	-6.47% to -8.86%
2010	0.40% to 2.95%	4,831,835	9.58 to 8.42	42,225,995	0.54%	12.29% to 9.42%
2009	0.40% to 2.95%	4,932,338	8.54 to 7.69	38,825,340	1.10%	26.90% to 23.65%
2008	0.80% to 2.75%	538,618	6.31 to 6.23	3,379,434	0.97%	-36.85% to -37.69%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.80% to 1.40%	18,999,885	9.41 to 9.21	175,492,290	0.00%	-4.99% to -5.57%
2010	0.80% to 1.40%	21,964,214	9.91 to 9.75	214,642,760	0.00%	25.80% to 25.04%
2009	0.80% to 1.40%	25,406,505	7.88 to 7.80	198,383,368	0.00%	26.10% to 25.34%
2008	0.80% to 1.40%	82,831	6.25 to 6.22	515,576	0.00%	-37.54% to -37.79%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	0.40% to 3.20%	14,187,931	9.27 to 8.52	127,998,792	0.00%	-4.83% to -7.50%
2010	0.65% to 3.20%	15,990,746	9.87 to 9.21	153,386,874	0.00%	25.65% to 22.43%
2009	0.65% to 3.25%	21,823,573	7.86 to 7.52	168,407,542	0.00%	25.88% to 22.59%
2008	0.65% to 3.25%	13,384,980	6.24 to 6.13	82,917,533	0.00%	-37.57% to -38.67%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.40% to 3.20%	27,202,766	10.41 to 9.14	265,164,390	0.81%	-2.71% to -5.44%
2010	0.65% to 3.20%	30,788,320	10.37 to 9.67	311,820,186	1.26%	18.85% to 15.81%
2009	0.65% to 3.25%	38,969,703	8.72 to 8.34	334,877,361	1.06%	29.62% to 26.23%
2008	0.65% to 3.25%	25,339,928	6.73 to 6.61	169,207,097	1.07%	-32.72% to -33.90%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.80% to 1.40%	954,853	6.98 to 6.50	6,273,549	0.00%	-1.44% to -2.04%
2010	0.80% to 1.40%	1,058,529	7.08 to 6.64	7,084,169	0.00%	24.44% to 23.69%
2009	0.80% to 1.40%	1,069,631	5.69 to 5.37	5,784,908	0.00%	26.44% to 25.68%
2008	0.80% to 1.40%	1,159,659	4.50 to 4.27	4,987,989	0.00%	-46.85% to -47.17%
2007	0.80% to 1.40%	1,333,156	8.47 to 8.08	10,842,638	0.00%	8.87% to 8.21%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	0.65% to 2.80%	1,534,116	8.49 to 11.43	21,201,023	0.00%	-1.50% to -3.63%
2010	0.65% to 2.80%	1,120,559	8.62 to 11.86	16,035,870	0.00%	24.29% to 21.61%
2009	0.95% to 2.65%	983,361	7.04 to 10.84	11,455,239	0.00%	25.98% to 23.82%
2008	0.95% to 2.65%	968,639	5.59 to 8.75	9,006,487	0.00%	-47.04% to -47.96%
2007	0.95% to 2.80%	1,534,096	10.55 to 15.18	26,997,038	0.00%	5.55% to 6.42%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.80% to 1.40%	1,530,375	21.83 to 20.09	31,072,461	0.44%	-5.83% to -6.40%
2010	0.80% to 1.40%	1,869,906	23.18 to 21.46	40,531,559	0.59%	25.59% to 24.83%
2009	0.80% to 1.40%	2,126,736	18.45 to 17.19	36,900,577	0.58%	25.21% to 24.45%
2008	0.80% to 1.40%	2,629,323	14.74 to 13.81	36,629,666	1.08%	-32.70% to -33.10%
2007	0.80% to 1.40%	3,462,637	21.90 to 20.65	72,051,759	1.12%	-7.64% to -8.21%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	0.40% to 2.90%	1,135,796	$10.65 to $ 15.40	$22,006,668	0.31%	-5.83% to -8.19%
2010	0.85% to 2.90%	1,184,181	10.57 to 16.78	24,902,171	0.44%	25.40% to 22.81%
2009	0.85% to 2.90%	1,573,837	8.43 to 13.66	26,272,189	0.48%	24.79% to 22.21%
2008	0.85% to 2.90%	1,254,598	6.75 to 11.18	17,069,075	0.90%	-32.88% to -34.27%
2007	0.95% to 2.70%	1,429,150	14.60 to 19.38	29,121,568	0.90%	-8.12% to -9.75%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.80% to 1.40%	2,073,053	37.57 to 34.08	71,520,637	0.53%	-6.31% to -6.88%
2010	0.80% to 1.40%	2,424,228	40.10 to 36.60	89,746,825	0.28%	24.32% to 23.57%
2009	0.80% to 1.40%	2,862,552	32.25 to 29.62	85,697,283	0.27%	33.62% to 32.82%
2008	0.80% to 1.40%	3,418,854	24.14 to 22.30	76,995,047	0.79%	-38.68% to -39.06%
2007	0.80% to 1.40%	4,226,617	39.37 to 36.59	156,048,695	0.09%	1.31% to 0.69%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	0.75% to 2.95%	2,180,295	9.60 to 15.43	41,474,802	0.47%	-6.51% to -8.58%
2010	0.75% to 2.95%	2,354,378	10.27 to 16.88	48,456,246	0.06%	24.04% to 21.30%
2009	0.85% to 2.95%	2,565,425	8.26 to 13.92	42,920,845	0.15%	33.29% to 30.46%
2008	0.65% to 3.25%	4,915,642	6.21 to 10.48	61,690,354	0.61%	-38.76% to -40.36%
2007	0.95% to 3.25%	4,806,056	16.16 to 17.57	99,556,181	0.00%	0.92% to -1.44%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.40% to 2.95%	9,793,974	11.72 to 11.76	138,341,481	4.40%	5.13% to 2.44%
2010	0.65% to 2.95%	8,055,038	11.15 to 11.48	109,383,488	6.73%	9.87% to 7.33%
2009	0.80% to 2.95%	5,998,819	14.93 to 10.70	75,080,727	10.13%	23.38% to 20.71%
2008	0.80% to 2.95%	4,888,835	12.10 to 8.86	50,278,472	7.18%	-17.95% to -19.73%
2007	0.80% to 2.95%	5,127,598	14.75 to 11.04	65,624,015	3.96%	3.78% to 1.52%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.40% to 3.30%	6,676,235	10.92 to 9.77	69,466,322	1.59%	0.89% to -2.04%
2010	0.65% to 3.30%	7,264,937	10.72 to 9.97	75,846,288	1.32%	1.75% to -0.96%
2009	0.80% to 3.30%	7,363,311	10.51 to 10.07	76,304,875	2.29%	6.25% to 3.58%
2008	0.80% to 2.90%	1,618,282	9.89 to 9.75	15,898,860	2.47%	-1.10% to -2.50%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.80% to 1.40%	24,571,339	13.60 to 13.38	329,412,509	0.66%	-3.01% to -3.60%
2010	0.80% to 1.40%	30,384,486	14.02 to 13.88	422,241,384	0.06%	7.93% to 7.28%
2009	0.80% to 1.40%	46,211	12.99 to 12.94	598,142	0.34%	29.90% to 29.38%	****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	0.65% to 2.95%	17,340,176	13.56 to 12.74	229,464,344	0.41%	-3.13% to -5.37%
2010	0.65% to 3.10%	21,739,959	14.00 to 13.43	299,585,237	0.07%	7.81% to 5.16%
2009	1.05% to 2.45%	126,715	12.95 to 12.82	1,636,114	0.01%	29.46% to 28.24%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.40% to 3.20%	19,166,748	12.01 to 11.13	222,434,162	2.83%	-12.78% to -15.23%
2010	0.65% to 3.20%	16,971,191	13.71 to 13.13	228,494,131	1.85%	5.65% to 2.95%
2009	0.65% to 3.25%	24,685,147	12.98 to 12.75	317,975,246	0.42%	29.78% to 27.50%	****
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2011	0.65% to 3.20%	8,681,768	8.79 to 11.85	128,259,076	1.14%	-3.18% to -5.66%
2010	0.65% to 3.20%	8,163,585	9.08 to 12.56	125,378,639	1.29%	14.70% to 11.75%
2009	0.65% to 3.25%	6,274,173	7.92 to 11.20	85,166,606	1.05%	27.43% to 24.10%
2008	0.65% to 3.25%	8,010,536	6.21 to 9.03	85,951,615	1.57%	-37.63% to -39.26%
2007	0.80% to 3.25%	18,188,564	12.93 to 14.86	315,762,751	1.56%	-3.39% to -5.79%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.80% to 1.40%	6,584,064	9.95 to 9.73	64,220,052	0.86%	5.65% to 5.01%
2010	0.80% to 1.40%	7,607,257	9.41 to 9.26	70,603,939	1.91%	29.14% to 28.36%
2009	0.80% to 1.40%	8,476,274	7.29 to 7.22	61,240,260	2.17%	29.79% to 29.00%
2008	0.80% to 1.40%	146,484	5.62 to 5.59	819,751	4.56%	-43.84% to -44.06%	****
NVIT Real Estate Fund - Class II (NVRE2)
2011	0.65% to 2.80%	6,645,388	9.89 to 9.13	63,716,493	0.61%	5.45% to 3.17%
2010	0.85% to 2.80%	7,395,551	9.33 to 8.85	67,769,999	1.69%	28.72% to 26.19%
2009	0.75% to 2.70%	7,149,290	7.26 to 7.02	51,256,307	1.92%	29.54% to 26.99%
2008	0.95% to 2.80%	319,169	5.60 to 5.53	1,779,763	3.53%	-44.02% to -44.73%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2011	0.40%	4,833	9.14	44,167	0.00%	-8.61%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	0.95% to 2.30%	449,878	12.48 to 13.74	6,554,605	1.09%	5.06% to 3.64%
2010	0.95% to 2.60%	585,653	11.88 to 12.94	8,132,903	0.00%	11.73% to 9.87%
2009	0.95% to 2.80%	733,419	10.63 to 10.47	9,115,377	3.52%	19.21% to 16.98%
2008	0.95% to 2.80%	891,778	8.92 to 8.95	9,367,499	1.77%	-41.26% to -42.36%
2007	0.95% to 2.90%	1,095,470	15.18 to 15.45	19,731,218	1.22%	3.86% to 1.80%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.40% to 2.80%	2,665,187	$10.68 to $ 16.79	$53,434,948	0.24%	-8.99% to -11.18%
2010	0.40% to 2.80%	2,060,999	11.74 to 18.91	45,815,068	0.26%	26.08% to 23.05%
2009	0.40% to 2.90%	1,172,611	9.31 to 15.26	21,042,602	0.78%	42.09% to 38.52%
2008	0.80% to 2.80%	934,857	6.22 to 11.08	11,843,636	0.28%	-37.79% to -37.55%	****
2007	0.95% to 2.40%	394,975	16.31 to 19.59	7,812,720	0.80%	0.56% to -0.92%
VP Balanced Fund - Class I (ACVB)
2011	0.80% to 1.40%	1,363,531	21.63 to 22.90	33,399,691	1.87%	4.49% to 3.86%
2010	0.80% to 1.40%	1,591,690	20.70 to 22.04	37,481,345	1.87%	10.74% to 10.07%
2009	0.80% to 1.40%	1,885,279	18.70 to 20.03	40,271,753	5.37%	14.56% to 13.87%
2008	0.80% to 1.40%	2,314,333	16.32 to 17.59	43,388,355	2.68%	-20.97% to -21.45%
2007	0.80% to 1.40%	2,885,081	20.65 to 22.39	68,694,053	2.18%	4.09% to 3.46%
VP Capital Appreciation Fund - Class I (ACVCA)
2010	1.30%	197	49.69	9,789	0.00%	29.59%
2008	0.80% to 1.40%	2,882,462	11.93 to 14.27	70,456,060	0.00%	-46.62% to -46.94%
2007	0.80% to 1.40%	3,530,839	22.34 to 26.89	159,958,937	0.00%	44.63% to 43.75%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.80% to 1.40%	1,231,796	12.41 to 11.42	14,222,208	1.54%	2.29% to 1.67%
2010	0.80% to 1.40%	1,330,183	12.13 to 11.24	15,091,629	1.52%	13.23% to 12.55%
2009	0.80% to 1.40%	1,564,365	10.71 to 9.98	15,758,920	4.85%	17.15% to 16.44%
2008	0.80% to 1.40%	1,902,498	9.15 to 8.57	16,446,480	2.09%	-35.11% to -35.50%
2007	0.80% to 1.40%	2,391,422	14.09 to 13.29	32,022,315	1.98%	-0.87% to -1.47%
VP Income & Growth Fund - Class II (ACVIG2)
2011	0.95% to 2.40%	311,018	12.82 to 13.54	4,486,341	1.27%	1.88% to 0.39%
2010	0.95% to 2.55%	413,946	12.59 to 13.32	5,882,372	1.26%	12.78% to 10.96%
2009	0.95% to 2.85%	503,648	11.16 to 9.01	6,339,742	4.46%	16.66% to 14.25%
2008	0.95% to 2.85%	602,251	9.57 to 7.88	6,525,719	1.80%	-35.35% to -36.67%
2007	0.95% to 2.85%	727,674	14.80 to 12.45	12,216,196	1.71%	-1.38% to -3.23%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.40% to 3.30%	17,822,531	12.54 to 11.89	248,904,528	4.07%	11.30% to 8.07%
2010	0.40% to 3.30%	14,505,426	11.27 to 11.00	184,077,579	1.65%	4.70% to 1.65%
2009	0.40% to 3.30%	12,382,367	10.76 to 10.83	151,758,191	1.80%	9.77% to 6.58%
2008	0.75% to 3.05%	10,709,237	10.07 to 10.32	120,944,215	4.72%	-2.33% to -4.59%
2007	0.80% to 3.05%	6,820,642	11.89 to 10.81	79,613,998	4.31%	8.61% to 6.14%
VP International Fund - Class I (ACVI)
2008	0.80% to 1.40%	1,852,745	15.27 to 14.16	26,470,256	0.84%	-45.27% to -45.60%
2007	0.80% to 1.40%	2,292,787	27.90 to 26.02	60,157,680	0.72%	17.11% to 16.40%
VP International Fund - Class II (ACVI2)
2008	0.95% to 2.15%	128,519	11.38 to 12.17	1,624,402	0.67%	-45.42% to -46.09%
2007	0.95% to 2.15%	152,551	20.85 to 22.58	3,551,239	0.56%	16.79% to 15.37%
VP International Fund - Class III (ACVI3)
2008	0.80% to 1.40%	1,568,771	10.15 to 9.75	15,380,530	0.83%	-45.27% to -45.60%
2007	0.80% to 1.40%	1,893,113	18.55 to 17.92	34,085,680	0.70%	17.11% to 16.40%
VP International Fund - Class IV (ACVI4)
2008	0.95% to 2.80%	943,918	9.95 to 9.11	9,133,453	0.68%	-45.47% to -46.50%
2007	0.95% to 2.80%	1,081,252	18.24 to 17.03	19,305,697	0.42%	16.77% to 14.58%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.80% to 1.40%	580,082	12.12 to 11.71	6,829,047	1.33%	-1.49% to -2.08%
2010	0.80% to 1.40%	563,062	12.30 to 11.96	6,762,218	2.25%	18.30% to 17.59%
2009	0.80% to 1.40%	535,378	10.40 to 10.17	5,462,541	3.84%	28.91% to 28.13%
2008	0.80% to 1.40%	566,200	8.07 to 7.94	4,504,507	0.09%	-24.95% to -25.41%
2007	0.80% to 1.40%	544,568	10.75 to 10.64	5,803,553	0.95%	-3.09% to -3.68%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	0.40% to 3.30%	4,998,981	11.87 to 12.26	68,625,791	1.21%	-1.24% to -4.11%
2010	0.75% to 3.30%	4,240,631	11.42 to 12.79	59,493,597	2.24%	18.08% to 15.05%
2009	0.75% to 3.30%	3,038,070	9.67 to 11.11	36,485,640	3.39%	28.83% to 25.52%
2008	0.75% to 2.90%	2,949,866	7.51 to 8.99	27,697,339	0.09%	-25.08% to -26.70%
2007	1.10% to 2.90%	2,191,006	12.88 to 12.26	27,830,212	0.66%	-3.50% to -5.27%
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.80% to 1.40%	259,464	7.37 to 7.08	1,847,004	0.00%	-41.95% to -42.30%
2007	0.80% to 1.40%	371,822	12.70 to 12.27	4,581,136	0.00%	20.04% to 19.31%
VP Ultra(R) Fund - Class II (ACVU2)
2008	0.95% to 2.90%	868,516	7.82 to 7.74	7,868,731	0.00%	-42.20% to -43.34%
2007	0.95% to 2.90%	1,079,627	13.53 to 13.65	17,056,680	0.00%	19.69% to 17.32%
VP Value Fund - Class I (ACVV)
2009	0.80% to 1.40%	3,000,711	21.33 to 19.71	59,752,569	5.88%	18.90% to 18.19%
2008	0.80% to 1.40%	3,763,741	17.94 to 16.68	63,351,622	2.53%	-27.36% to -27.80%
2007	0.80% to 1.40%	4,831,480	24.70 to 23.10	112,542,386	1.78%	-5.90% to -6.47%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class II (ACVV2)
2009	0.75% to 3.30%	5,307,560	$8.68 to $ 11.81	$76,316,151	5.43%	18.82% to 15.77%
2008	0.75% to 2.95%	5,916,904	7.31 to 10.41	72,299,440	2.22%	-27.35% to -28.97%
2007	0.95% to 2.95%	5,881,576	14.49 to 14.65	99,951,941	1.51%	-6.21% to -8.12%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.80% to 1.40%	560,487	6.77 to 6.66	3,740,623	0.00%	-49.04% to -49.34%
2007	0.80% to 1.40%	951,361	13.28 to 13.14	12,519,496	0.00%	38.65% to 37.81%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	0.95% to 2.80%	1,499,857	6.31 to 8.04	12,523,097	0.00%	-49.20% to -50.15%
2007	0.95% to 2.80%	2,291,468	12.42 to 16.13	37,937,432	0.00%	24.25% to 35.61%	****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.40% to 3.20%	4,193,254	11.38 to 16.56	80,122,724	0.59%	0.16% to -2.65%
2010	0.40% to 3.20%	3,955,893	11.36 to 17.02	76,702,207	0.48%	25.32% to 21.80%
2009	0.40% to 2.90%	2,741,931	9.06 to 14.26	41,696,031	2.51%	24.53% to 21.40%
2008	0.80% to 2.80%	2,849,922	10.29 to 11.82	34,819,726	0.81%	-31.47% to -32.85%
2007	0.80% to 2.70%	2,789,752	15.01 to 19.17	49,316,620	0.40%	-1.45% to -3.35%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.80% to 1.40%	1,991,035	17.89 to 16.39	33,021,204	1.60%	8.14% to 7.49%
2010	0.80% to 1.40%	1,798,776	16.54 to 15.25	27,718,064	2.19%	14.40% to 13.70%
2009	0.80% to 1.40%	1,906,125	14.46 to 13.41	25,808,007	2.70%	21.58% to 20.84%
2008	0.80% to 1.40%	2,251,894	11.90 to 11.10	25,206,414	2.03%	-30.12% to -30.54%
2007	0.80% to 1.40%	2,667,862	17.02 to 15.98	42,947,989	1.61%	6.27% to 5.62%
Appreciation Portfolio - Service Shares (DCAPS)
2011	0.40% to 2.80%	5,240,577	10.92 to 13.43	83,122,167	1.22%	8.30% to 5.70%
2010	0.75% to 2.80%	2,607,789	9.86 to 12.71	39,007,042	1.68%	14.18% to 11.83%
2009	0.75% to 3.00%	1,768,979	8.63 to 11.21	23,417,821	2.14%	21.31% to 18.56%
2008	0.75% to 3.00%	1,678,407	7.12 to 9.45	18,482,018	1.65%	-30.25% to -31.83%
2007	0.95% to 3.00%	1,388,567	14.34 to 13.87	22,154,594	1.41%	5.83% to 3.63%
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2011	0.95% to 2.25%	146,781	9.42 to 10.80	1,693,426	0.31%	-14.87% to -15.99%
2010	0.95% to 2.40%	146,633	11.06 to 12.71	1,954,963	0.67%	29.57% to 27.68%
2009	0.95% to 2.40%	130,684	8.54 to 9.95	1,382,149	1.28%	24.57% to 22.74%
2008	0.95% to 2.40%	145,489	6.85 to 8.11	1,231,064	0.56%	-38.36% to -39.27%
2007	0.95% to 2.40%	189,656	11.12 to 13.35	2,613,330	0.53%	-12.13% to -13.42%
Growth and Income Portfolio - Initial Shares (DGI)
2011	0.80% to 1.40%	981,613	14.05 to 12.83	12,734,711	1.23%	-3.57% to -4.15%
2010	0.80% to 1.40%	1,135,487	14.57 to 13.38	15,357,509	1.20%	17.66% to 16.95%
2009	0.80% to 1.40%	1,288,723	12.39 to 11.44	14,891,654	1.32%	27.76% to 26.98%
2008	0.80% to 1.40%	1,549,201	9.69 to 9.01	14,086,099	0.63%	-40.89% to -41.25%
2007	0.80% to 1.40%	1,896,207	16.40 to 15.34	29,317,204	0.75%	7.57% to 6.92%
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	0.95% to 2.40%	119,610	11.93 to 12.45	1,615,658	0.50%	-6.40% to -7.77%
2010	0.95% to 2.40%	159,179	12.75 to 13.50	2,289,941	0.62%	11.93% to 10.30%
2009	0.95% to 2.25%	134,046	11.39 to 9.41	1,702,974	0.76%	12.19% to 10.58%
2008	0.95% to 2.55%	173,986	10.15 to 10.97	1,971,709	0.02%	-30.34% to -31.46%
2007	0.95% to 3.15%	192,944	14.57 to 14.35	3,164,519	0.55%	8.59% to 6.17%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.80% to 1.40%	780,758	14.90 to 14.06	11,050,770	5.28%	1.46% to 0.84%
2010	0.80% to 1.40%	917,867	14.69 to 13.94	12,879,317	4.92%	7.64% to 6.99%
2009	0.80% to 1.40%	988,389	13.65 to 13.03	12,949,621	6.58%	19.47% to 18.75%
2008	0.80% to 1.40%	1,061,286	11.42 to 10.97	11,701,500	5.61%	-8.03% to -8.59%
2007	0.80% to 1.40%	1,330,368	12.42 to 12.00	16,034,879	4.53%	4.54% to 3.90%
Quality Bond Fund II - Service Shares (FQBS)
2011	0.95% to 2.60%	3,296,763	13.30 to 11.49	41,686,179	5.15%	1.02% to -0.65%
2010	0.95% to 2.70%	4,051,047	13.16 to 11.48	50,963,526	4.80%	7.25% to 5.36%
2009	0.95% to 2.95%	4,565,974	12.27 to 10.54	53,792,192	6.26%	19.01% to 16.61%
2008	0.95% to 2.95%	4,844,381	10.31 to 9.04	48,257,499	4.88%	-8.43% to -10.28%
2007	0.95% to 2.95%	5,168,222	11.26 to 10.07	56,663,144	4.31%	4.14% to 2.02%
Contrafund Portfolio - Service Class 2 (FC2)
2009	0.95% to 3.10%	14,053,840	8.45 to 13.83	231,399,877	1.15%	34.18% to 31.27%
2008	0.95% to 3.10%	16,338,369	6.29 to 10.54	201,905,123	0.73%	-43.24% to -44.47%
2007	0.95% to 3.10%	18,440,700	11.09 to 18.97	404,049,775	0.79%	10.88% to 13.65%	****
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.80% to 1.40%	8,145,845	22.88 to 27.73	327,038,946	2.36%	0.17% to -0.44%
2010	0.80% to 1.40%	9,449,660	22.84 to 27.86	380,431,480	1.77%	14.23% to 13.54%
2009	0.80% to 1.40%	11,095,521	19.99 to 24.53	392,467,682	2.23%	29.17% to 28.39%
2008	0.80% to 1.40%	13,248,157	15.48 to 19.11	363,508,408	2.28%	-43.11% to -43.46%
2007	0.80% to 1.40%	16,421,321	27.21 to 33.80	788,830,764	1.74%	0.71% to 0.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2011	1.10% to 2.65%	490,823	$19.18 to $ 16.67	$9,070,473	0.64%	-10.04% to -11.44%
2010	1.10% to 3.10%	670,043	21.32 to 16.18	13,530,923	0.28%	24.95% to 22.43%
2009	1.10% to 3.10%	778,358	17.06 to 13.21	12,618,401	0.37%	55.42% to 52.28%
2008	1.10% to 3.10%	844,676	10.98 to 8.68	8,862,131	0.49%	-51.82% to -52.80%
2007	1.10% to 3.10%	1,045,050	22.79 to 18.38	22,900,224	0.63%	4.28% to 2.15%
High Income Portfolio - Initial Class (FHIP)
2011	0.80% to 1.40%	1,920,320	18.38 to 19.23	53,138,689	6.45%	3.20% to 2.58%
2010	0.80% to 1.40%	2,252,355	17.81 to 18.75	60,665,536	7.27%	12.91% to 12.23%
2009	0.80% to 1.40%	2,706,774	15.77 to 16.70	64,906,933	7.64%	42.81% to 41.94%
2008	0.80% to 1.40%	3,333,874	11.05 to 11.77	56,114,072	7.80%	-25.59% to -26.04%
2007	0.80% to 1.40%	4,420,785	14.84 to 15.91	100,020,943	6.64%	1.96% to 1.34%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.80% to 1.40%	4,443,665	22.64 to 21.53	142,760,992	1.83%	-3.34% to -3.92%
2010	0.80% to 1.40%	5,144,923	23.42 to 22.41	171,687,433	1.66%	13.35% to 12.67%
2009	0.80% to 1.40%	5,946,996	20.66 to 19.89	175,392,894	2.33%	28.08% to 27.31%
2008	0.80% to 1.40%	6,966,315	16.13 to 15.62	160,712,631	2.43%	-29.29% to -29.72%
2007	0.80% to 1.40%	8,375,163	22.81 to 22.23	272,815,879	6.05%	14.58% to 13.88%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.80% to 1.40%	12,707,542	29.30 to 29.18	374,619,416	1.36%	34.62% to 33.81%
2008	0.80% to 1.40%	15,111,468	21.76 to 21.80	332,663,039	0.91%	-42.97% to -43.32%
2007	0.80% to 1.40%	18,212,023	38.16 to 38.47	706,656,295	0.90%	16.65% to 15.94%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.75% to 2.80%	5,296,112	8.29 to 14.44	82,156,680	0.82%	-5.91% to -7.85%
2010	0.75% to 2.80%	4,869,955	8.81 to 15.67	81,031,765	0.36%	18.26% to 15.82%
2009	0.75% to 2.75%	5,512,532	7.45 to 13.56	78,214,047	0.23%	46.47% to 43.51%
2008	0.75% to 2.80%	5,594,487	5.08 to 9.43	54,788,140	0.00%	-54.75% to -55.69%
2007	0.80% to 2.80%	5,413,172	13.59 to 21.28	118,510,583	0.13%	44.47% to 41.54%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2011	0.40% to 3.30%	10,951,320	8.82 to 11.64	160,429,469	2.42%	0.25% to -2.66%
2010	0.75% to 3.30%	9,964,580	8.55 to 11.96	147,773,910	1.75%	14.06% to 11.13%
2009	0.95% to 3.30%	8,973,964	6.91 to 10.76	117,787,793	2.15%	28.65% to 25.60%
2008	0.95% to 2.95%	9,142,932	5.37 to 8.75	93,902,730	2.22%	-43.36% to -44.50%
2007	0.95% to 2.95%	9,650,205	9.48 to 15.76	176,168,699	1.71%	-5.21% to -1.73%	****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.80% to 1.40%	470,396	11.51 to 11.12	5,255,064	1.94%	-1.08% to -1.68%
2010	0.80% to 1.40%	477,386	11.64 to 11.31	5,420,767	2.01%	11.84% to 11.16%
2009	0.80% to 1.40%	508,093	10.41 to 10.18	5,184,551	3.74%	23.16% to 22.41%
2008	0.80% to 1.40%	534,668	8.45 to 8.31	4,453,816	2.86%	-25.68% to -26.13%
2007	0.80% to 1.40%	450,333	11.37 to 11.25	5,074,439	3.44%	7.77% to 7.12%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.10% to 2.60%	9,073,579	12.39 to 11.19	109,039,045	2.09%	-1.52% to -3.01%
2010	1.10% to 2.60%	7,420,624	12.58 to 11.53	90,382,178	2.38%	11.31% to 9.62%
2009	1.10% to 2.70%	5,580,362	11.30 to 10.47	61,055,820	4.30%	22.59% to 20.61%
2008	1.10% to 2.70%	4,645,289	9.22 to 8.68	41,630,317	2.85%	-25.99% to -27.19%
2007	1.10% to 2.70%	3,748,220	12.45 to 11.92	45,656,435	2.62%	7.22% to 5.48%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.80% to 1.40%	901,996	10.97 to 10.60	9,615,738	2.06%	-1.91% to -2.51%
2010	0.80% to 1.40%	879,170	11.19 to 10.87	9,603,062	2.31%	13.60% to 12.92%
2009	0.80% to 1.40%	762,019	9.85 to 9.63	7,363,537	3.51%	27.75% to 26.97%
2008	0.80% to 1.40%	715,854	7.71 to 7.58	5,443,001	2.80%	-33.25% to -33.65%
2007	0.80% to 1.40%	521,510	11.55 to 11.43	5,970,926	3.23%	9.28% to 8.62%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.10% to 2.95%	28,669,879	12.36 to 10.90	344,893,609	2.37%	-2.33% to -4.15%
2010	1.10% to 2.85%	18,343,828	12.65 to 11.44	226,550,215	2.67%	13.07% to 11.07%
2009	1.10% to 2.85%	10,446,737	11.19 to 10.30	114,146,511	3.98%	27.13% to 24.88%
2008	1.10% to 2.90%	6,972,856	8.80 to 8.23	60,026,433	2.68%	-33.54% to -34.75%
2007	1.10% to 2.90%	5,452,403	13.25 to 12.61	70,902,100	2.44%	8.75% to 6.76%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.80% to 1.40%	688,670	10.39 to 10.04	6,953,362	2.03%	-3.47% to -4.06%
2010	0.80% to 1.40%	640,936	10.76 to 10.46	6,737,911	2.10%	15.07% to 14.38%
2009	0.80% to 1.40%	589,970	9.35 to 9.15	5,416,444	2.40%	30.35% to 29.56%
2008	0.80% to 1.40%	481,061	7.17 to 7.06	3,404,900	2.59%	-38.57% to -38.94%
2007	0.80% to 1.40%	307,780	11.68 to 11.56	3,564,229	3.24%	10.31% to 9.64%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.10% to 2.55%	2,066,391	12.04 to 10.91	23,919,498	1.88%	-3.90% to -5.30%
2010	1.10% to 2.55%	1,895,831	12.53 to 11.53	22,968,325	1.91%	14.62% to 12.94%
2009	1.10% to 2.70%	1,783,182	10.93 to 10.13	18,869,954	2.17%	29.74% to 27.64%
2008	1.10% to 2.70%	1,631,753	8.43 to 7.94	13,382,199	2.19%	-38.85% to -39.84%
2007	1.10% to 2.70%	1,398,391	13.78 to 13.20	18,889,628	2.17%	9.85% to 8.07%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Growth Opportunities Portfolio - Initial Class (FGOP)
2009	0.80% to 1.40%	1,657,626	$9.27 to $ 8.59	$14,371,980	0.47%	44.68% to 43.81%
2008	0.80% to 1.40%	1,893,306	6.40 to 5.97	11,404,425	0.37%	-55.38% to -55.65%
2007	0.80% to 1.40%	2,355,583	14.35 to 13.47	31,965,894	0.00%	22.19% to 21.45%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.80% to 1.40%	6,680,291	19.61 to 24.84	327,905,995	0.35%	-0.60% to -1.20%
2010	0.80% to 1.40%	7,616,804	19.73 to 25.14	376,504,339	0.27%	23.18% to 22.44%
2009	0.80% to 1.40%	8,786,028	16.02 to 20.53	353,773,768	0.43%	27.26% to 26.49%
2008	0.80% to 1.40%	10,315,116	12.59 to 16.23	326,253,847	0.76%	-47.59% to -47.91%
2007	0.80% to 1.40%	12,473,199	24.02 to 31.16	745,751,636	0.84%	25.94% to 25.18%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	0.40% to 2.95%	6,092,294	8.55 to 11.89	89,150,856	0.15%	-0.43% to -2.98%
2010	0.75% to 2.95%	4,203,897	8.44 to 12.26	62,832,419	0.03%	22.93% to 20.21%
2009	0.85% to 3.00%	3,652,787	6.85 to 10.16	44,823,650	0.21%	26.88% to 24.13%
2008	0.85% to 3.00%	3,750,535	5.40 to 8.19	36,441,386	0.53%	-47.76% to -48.89%
2007	0.95% to 3.00%	4,763,730	11.90 to 16.02	89,331,698	0.32%	19.02% to 22.84%	****
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.80% to 1.40%	1,853,305	12.19 to 11.85	22,040,608	6.79%	3.22% to 2.59%
2010	0.80% to 1.40%	2,166,797	11.81 to 11.55	25,100,312	8.12%	12.97% to 12.28%
2009	0.80% to 1.40%	2,439,833	10.46 to 10.29	25,152,368	8.56%	42.67% to 41.80%
2008	0.80% to 1.40%	1,960,090	7.33 to 7.26	14,240,462	8.85%	-25.48% to -25.94%
2007	0.80% to 1.40%	1,244,598	9.84 to 9.80	12,199,909	16.76%	-1.62% to -2.02%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.80% to 1.40%	2,042,324	14.24 to 13.51	27,775,950	3.19%	6.35% to 5.71%
2010	0.80% to 1.40%	2,303,690	13.39 to 12.78	29,608,881	3.32%	6.82% to 6.17%
2009	0.80% to 1.40%	2,383,390	12.53 to 12.04	28,829,928	8.21%	14.75% to 14.05%
2008	0.80% to 1.40%	1,760,865	10.92 to 10.55	18,661,455	4.21%	-4.12% to -4.70%
2007	0.80% to 1.40%	1,827,483	11.39 to 11.07	20,308,029	3.93%	3.37% to 2.74%
VIP Fund - Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)
2011	0.40% to 3.20%	29,688,055	12.52 to 11.37	394,645,282	2.82%	6.61% to 3.62%
2010	0.65% to 3.20%	33,793,486	11.81 to 10.97	424,705,116	2.81%	6.85% to 4.11%
2009	0.65% to 3.25%	43,332,353	11.06 to 10.50	513,869,040	8.32%	14.72% to 11.72%
2008	0.65% to 3.25%	38,795,425	9.64 to 9.40	405,358,697	3.91%	-4.09% to -6.60%
2007	0.95% to 3.25%	39,988,032	10.15 to 10.06	440,398,413	2.72%	1.47% to 0.68%	****
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.80% to 1.40%	2,401,588	10.68 to 10.32	24,904,322	0.13%	-11.43% to -11.96%
2010	0.80% to 1.40%	2,988,963	12.06 to 11.72	35,170,703	0.31%	27.67% to 26.90%
2009	0.80% to 1.40%	2,397,217	9.44 to 9.23	22,207,442	0.64%	38.89% to 38.06%
2008	0.80% to 1.40%	2,030,889	6.80 to 6.69	13,616,500	0.35%	-39.99% to -40.36%
2007	0.80% to 1.40%	1,880,661	11.33 to 11.22	21,120,448	0.77%	14.56% to 13.86%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	0.40% to 3.30%	10,141,828	9.81 to 19.41	233,130,775	0.02%	-11.21% to -13.79%
2010	0.65% to 3.30%	10,137,469	10.99 to 22.51	264,905,928	0.13%	27.74% to 24.33%
2009	0.75% to 3.30%	9,082,067	8.59 to 18.10	187,933,011	0.47%	38.70% to 35.14%
2008	0.75% to 3.10%	8,779,121	6.19 to 13.55	132,721,800	0.24%	-40.06% to -41.48%
2007	0.95% to 3.10%	8,968,155	10.66 to 23.16	228,696,376	0.50%	6.62% to 11.74%	****
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.80% to 1.40%	2,365,334	17.04 to 16.80	49,616,178	1.31%	-17.83% to -18.32%
2010	0.80% to 1.40%	2,742,146	20.74 to 20.57	70,349,684	1.37%	12.21% to 11.53%
2009	0.80% to 1.40%	3,184,055	18.48 to 18.45	73,086,949	2.10%	25.52% to 24.76%
2008	0.80% to 1.40%	3,203,770	14.72 to 14.79	68,743,113	2.41%	-44.26% to -44.59%
2007	0.80% to 1.40%	3,885,215	26.41 to 26.69	150,451,052	3.32%	16.37% to 15.66%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	0.80% to 1.40%	1,866,140	12.92 to 12.19	22,938,366	1.29%	-17.81% to -18.30%
2010	0.80% to 1.40%	2,228,091	15.72 to 14.92	33,493,024	1.38%	12.17% to 11.49%
2009	0.80% to 1.40%	2,611,534	14.02 to 13.38	35,178,482	2.07%	25.59% to 24.83%
2008	0.80% to 1.40%	3,742,007	11.16 to 10.72	34,538,550	2.39%	-44.26% to -44.60%
2007	0.80% to 1.40%	4,559,645	20.03 to 19.35	75,531,894	3.35%	16.41% to 15.70%
VIP Fund - Overseas Portfolio - Service Class 2 (FO2)
2011	1.10% to 2.25%	149,602	16.63 to 14.99	2,423,876	1.01%	-18.25% to -19.20%
2010	1.10% to 2.30%	198,160	20.35 to 18.48	3,912,132	1.16%	11.59% to 10.24%
2009	1.10% to 2.30%	224,881	18.23 to 16.77	3,903,354	1.77%	24.83% to 23.32%
2008	1.10% to 2.30%	286,835	14.61 to 13.60	4,029,619	2.20%	-44.58% to -45.25%
2007	1.10% to 2.30%	341,789	26.35 to 24.83	8,701,501	2.94%	15.76% to 14.35%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	0.40% to 2.95%	4,998,098	6.70 to 9.56	53,042,961	1.30%	-17.72% to -19.82%
2010	0.65% to 2.95%	4,618,811	8.08 to 11.92	60,187,730	1.31%	12.09% to 9.50%
2009	0.75% to 2.95%	4,511,884	7.19 to 10.88	53,010,704	2.15%	25.25% to 22.48%
2008	0.95% to 2.85%	3,739,265	5.90 to 8.93	35,540,446	2.29%	-44.48% to -45.55%
2007	0.95% to 2.80%	4,158,503	10.63 to 16.43	71,506,434	3.02%	6.30% to 13.77%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.80% to 1.40%	432,099	$13.93 to $ 13.14	$5,721,382	0.81%	-9.58% to -10.12%
2010	0.80% to 1.40%	540,940	15.41 to 14.62	7,964,920	0.42%	25.44% to 24.69%
2009	0.80% to 1.40%	592,992	12.28 to 11.72	6,997,937	0.52%	56.14% to 55.19%
2008	0.80% to 1.40%	634,932	7.87 to 7.55	4,824,772	0.60%	-51.57% to -51.86%
2007	0.80% to 1.40%	841,048	16.24 to 15.69	13,262,544	0.93%	4.75% to 4.11%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.75% to 2.95%	11,167,150	10.86 to 10.81	131,070,725	5.75%	1.62% to -0.63%
2010	0.80% to 2.95%	10,974,594	12.05 to 10.88	127,750,790	6.59%	11.77% to 9.35%
2009	0.80% to 2.95%	10,706,434	10.78 to 9.95	112,298,334	7.94%	34.51% to 31.60%
2008	0.80% to 2.95%	10,666,736	8.01 to 7.56	83,813,696	5.45%	-30.22% to -31.73%
2007	0.80% to 2.95%	10,613,089	11.48 to 11.07	120,358,043	3.75%	2.92% to 0.68%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	0.95% to 2.80%	3,637,623	14.55 to 13.75	60,305,085	1.53%	4.99% to 3.04%
2010	0.95% to 2.95%	4,554,255	13.86 to 13.19	72,133,916	1.63%	19.50% to 17.09%
2009	0.95% to 3.00%	5,182,224	11.60 to 11.22	68,954,337	1.46%	16.23% to 13.82%
2008	0.95% to 3.00%	6,005,955	9.98 to 9.86	69,210,732	1.80%	-27.79% to -29.29%
2007	0.95% to 3.00%	7,191,142	13.82 to 13.94	115,583,625	2.42%	-3.62% to -5.62%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.40% to 3.20%	7,354,175	11.20 to 16.51	149,929,914	0.66%	-4.14% to -6.83%
2010	0.65% to 3.20%	7,692,944	11.28 to 17.72	165,721,242	0.83%	27.39% to 24.12%
2009	0.65% to 3.25%	10,676,595	8.85 to 14.23	182,350,127	0.77%	28.32% to 24.96%
2008	0.75% to 3.05%	3,847,456	6.89 to 11.52	51,984,101	1.08%	-33.52% to -35.06%
2007	0.80% to 3.05%	3,336,527	9.87 to 17.74	68,664,008	0.72%	-3.16% to -5.37%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.80% to 2.65%	1,718,984	10.69 to 14.27	26,345,988	0.99%	-16.53% to -18.09%
2010	0.80% to 2.80%	1,928,435	12.81 to 17.26	35,662,153	1.60%	16.57% to 14.23%
2009	0.80% to 2.80%	2,307,480	10.99 to 15.11	36,881,360	4.14%	71.25% to 67.80%
2008	0.80% to 2.80%	2,181,313	6.42 to 9.01	20,523,237	2.72%	-53.05% to -54.00%
2007	0.80% to 2.80%	2,877,413	13.67 to 19.58	57,939,683	1.81%	27.66% to 25.08%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	0.95% to 2.25%	196,259	15.28 to 16.52	3,471,745	1.67%	-11.48% to -12.64%
2010	0.95% to 2.25%	264,742	17.26 to 18.91	5,310,679	1.89%	7.38% to 5.97%
2009	0.95% to 2.25%	300,587	16.08 to 17.84	5,623,798	3.46%	35.74% to 33.96%
2008	0.95% to 2.25%	358,613	11.85 to 13.32	4,967,042	2.39%	-40.95% to -41.72%
2007	0.95% to 2.25%	462,809	20.06 to 22.86	10,928,425	1.98%	14.35% to 12.85%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.80% to 3.30%	5,613,198	9.57 to 10.99	70,423,411	1.69%	-11.39% to -13.62%
2010	0.80% to 3.30%	6,154,147	10.80 to 12.73	87,837,444	1.66%	7.54% to 4.83%
2009	0.80% to 3.30%	6,859,765	10.04 to 12.14	91,812,073	5.47%	36.10% to 32.67%
2008	0.65% to 3.25%	25,106,259	6.17 to 9.17	247,362,383	2.54%	-40.78% to -42.33%
2007	0.80% to 3.25%	16,511,364	12.48 to 15.91	278,332,427	1.98%	14.52% to 11.67%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.65% to 2.65%	6,648,136	13.89 to 14.80	106,571,620	5.61%	-1.47% to -3.45%
2010	0.65% to 2.75%	6,305,385	14.10 to 15.24	103,381,528	1.36%	13.64% to 11.24%
2009	0.80% to 2.75%	5,360,877	14.32 to 13.70	77,988,157	14.04%	17.74% to 15.42%
2008	0.80% to 2.80%	5,797,396	12.17 to 11.85	72,143,518	3.87%	5.36% to 3.23%
2007	0.80% to 2.80%	4,159,217	11.55 to 11.48	49,473,961	2.64%	10.14% to 7.91%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	1.05% to 2.65%	2,438,014	9.05 to 8.53	21,662,279	0.02%	-2.57% to -4.15%
2010	0.85% to 2.65%	1,840,165	9.34 to 8.90	16,874,811	2.24%	9.32% to 7.33%
2009	0.80% to 2.65%	1,391,741	8.55 to 8.29	11,759,706	4.02%	29.21% to 26.80%
2008	0.80% to 2.65%	456,888	6.62 to 6.54	3,010,257	3.50%	-33.79% to -34.62%	****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.40% to 3.05%	15,352,684	10.16 to 8.93	171,320,708	3.62%	-0.11% to -2.76%
2010	0.40% to 3.05%	18,038,619	10.18 to 9.18	200,415,989	4.85%	4.86% to 2.07%
2009	0.40% to 3.25%	24,900,539	9.70 to 8.87	262,364,479	7.00%	12.87% to 9.64%
2008	0.65% to 3.25%	38,156,662	8.59 to 8.09	355,647,246	4.55%	-13.99% to -16.24%
2007	0.80% to 3.25%	38,220,042	15.25 to 9.66	424,912,124	3.23%	3.93% to 1.35%
Growth Portfolio - I Class Shares (AMTG)
2011	1.30%	5	54.36	272	0.00%	-1.51%
2010	1.30%	153	55.19	8,499	0.00%	29.63%
2009	1.30%	12	42.58	511	0.00%	28.66%
2008	0.80% to 1.40%	2,411,370	12.76 to 14.52	67,084,772	0.00%	-44.13% to -44.47%
2007	0.80% to 1.40%	2,896,657	22.83 to 26.15	143,154,846	0.00%	21.71% to 20.97%
Guardian Portfolio - I Class Shares (AMGP)
2008	0.80% to 1.40%	928,163	9.15 to 8.57	8,023,491	0.53%	-37.75% to -38.13%
2007	0.80% to 1.40%	1,105,261	14.69 to 13.86	15,420,332	0.26%	6.52% to 5.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Portfolio - S Class Shares (AMINS)
2008	0.80% to 3.25%	1,025,292	$ 5.65 to $ 7.10	$7,732,508	0.00%	-46.87% to -48.18%
2007	0.80% to 3.25%	20,563,376	10.64 to 13.71	293,656,493	2.14%	2.38% to -0.16%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2008	0.95% to 2.45%	400,219	10.54 to 11.44	4,818,061	0.00%	-44.05% to -44.90%
2007	0.95% to 2.80%	507,184	18.83 to 20.39	10,958,939	0.00%	21.03% to 18.76%
Partners Portfolio - I Class Shares (AMTP)
2010	1.30%	999	31.34	31,308	0.30%	14.16%
2008	0.80% to 1.40%	4,031,046	14.91 to 17.56	71,403,179	0.49%	-52.77% to -53.06%
2007	0.80% to 1.40%	4,821,251	31.57 to 37.41	181,803,724	0.61%	8.46% to 7.80%
Regency Portfolio - S Class Shares (AMRS)
2008	0.80% to 2.95%	1,216,019	5.60 to 6.46	8,275,433	0.93%	-46.38% to -47.55%
2007	0.80% to 2.95%	1,309,013	10.44 to 12.31	16,737,536	0.38%	2.22%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.80% to 2.80%	335,319	8.29 to 10.56	4,222,440	0.00%	-1.85% to -3.83%
2010	0.80% to 2.80%	480,243	8.45 to 10.98	6,223,316	0.00%	18.65% to 16.27%
2009	0.80% to 2.80%	371,443	7.12 to 9.44	4,086,114	0.00%	21.77% to 19.32%
2008	0.80% to 2.80%	406,370	5.85 to 7.91	3,706,928	0.00%	-39.96% to -41.17%
2007	0.80% to 2.80%	392,938	9.74 to 13.45	6,032,559	0.00%	-0.29% to -2.32%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.80% to 2.65%	1,804,517	13.26 to 13.76	27,464,680	0.32%	-3.85% to -5.64%
2010	0.80% to 2.65%	2,033,231	13.79 to 14.59	32,344,561	0.04%	21.87% to 19.60%
2009	0.80% to 2.95%	2,058,008	11.32 to 11.95	27,018,092	2.16%	30.38% to 27.55%
2008	0.80% to 3.05%	2,392,040	8.68 to 9.31	24,246,445	0.27%	-39.93% to -41.29%
2007	0.80% to 3.25%	29,683,131	14.45 to 15.71	500,470,234	0.10%	6.75% to 4.10%
Balanced Fund/VA - Non-Service Shares (OVMS)
2011	0.80% to 1.40%	1,737,854	18.42 to 19.09	40,852,941	2.36%	-0.08% to -0.69%
2010	0.80% to 1.40%	2,027,729	18.44 to 19.22	48,012,221	1.44%	12.01% to 11.33%
2009	0.80% to 1.40%	2,404,729	16.46 to 17.26	50,938,065	0.00%	20.92% to 20.19%
2008	0.80% to 1.40%	2,972,160	13.61 to 14.36	52,339,138	2.98%	-43.92% to -44.26%
2007	0.80% to 1.40%	3,793,326	24.27 to 25.77	119,039,885	2.68%	2.95% to 2.33%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	0.95% to 2.95%	3,035,663	11.08 to 10.93	40,147,457	0.01%	42.78% to 39.90%
2008	0.95% to 2.95%	3,576,621	7.76 to 7.81	33,310,024	0.00%	-46.18% to -47.27%
2007	0.95% to 2.95%	3,981,882	14.42 to 14.82	69,363,812	0.01%	12.77% to 10.48%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.80% to 1.40%	3,323,768	15.19 to 14.08	47,274,803	0.33%	43.36% to 42.50%
2008	0.80% to 1.40%	3,977,449	10.59 to 9.88	39,665,920	0.15%	-45.95% to -46.28%
2007	0.80% to 1.40%	4,805,480	19.60 to 18.39	89,129,237	0.24%	13.23% to 12.54%
Core Bond Fund/VA - Non-Service Shares (OVB)
2011	0.80% to 1.40%	2,055,734	13.91 to 13.78	36,087,270	6.02%	7.40% to 6.76%
2010	0.80% to 1.40%	2,443,496	12.95 to 12.91	40,204,609	1.86%	10.52% to 9.86%
2009	0.80% to 1.40%	2,839,959	11.72 to 11.75	42,563,966	0.00%	8.74% to 8.08%
2008	0.80% to 1.40%	3,473,316	10.78 to 10.87	48,106,805	4.82%	-39.54% to -39.90%
2007	0.80% to 1.40%	4,466,808	17.82 to 18.09	102,125,225	5.26%	3.55% to 2.92%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.80% to 1.40%	2,572,768	20.30 to 19.26	49,919,305	1.30%	-9.00% to -9.55%
2010	0.80% to 1.40%	3,037,983	22.30 to 21.29	65,110,849	1.47%	15.05% to 14.35%
2009	0.80% to 1.40%	3,525,444	19.39 to 18.62	66,015,905	2.26%	38.58% to 37.74%
2008	0.80% to 1.40%	4,134,462	13.99 to 13.52	56,156,335	1.57%	-40.67% to -41.03%
2007	0.80% to 1.40%	4,898,499	23.58 to 22.92	112,720,550	1.39%	5.48% to 4.84%
Global Securities Fund/VA - Class 4 (OVGS4)
2011	0.75% to 2.55%	4,665,467	8.66 to 11.94	60,579,285	1.03%	-9.18% to -10.82%
2010	0.75% to 2.70%	4,965,773	9.54 to 13.25	71,526,134	1.23%	14.80% to 12.55%
2009	0.75% to 2.70%	5,304,073	8.31 to 11.77	67,081,618	1.89%	38.33% to 35.62%
2008	0.95% to 2.70%	5,863,169	9.43 to 8.68	53,981,607	1.24%	-40.91% to -41.96%
2007	0.95% to 2.70%	6,661,852	15.96 to 14.96	104,330,390	1.12%	5.05% to 3.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.80% to 1.40%	2,816,110	36.09 to 34.02	102,224,646	1.30%	-9.02% to -9.57%
2010	0.80% to 1.40%	3,271,262	39.67 to 37.62	131,293,425	1.48%	15.04% to 14.34%
2009	0.80% to 1.40%	3,835,051	34.48 to 32.90	134,559,408	2.32%	38.65% to 37.82%
2008	0.80% to 1.40%	4,605,983	24.87 to 23.88	117,211,377	1.61%	-40.67% to -41.03%
2007	0.80% to 1.40%	5,756,123	41.92 to 40.49	248,042,653	1.41%	5.46% to 4.82%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	0.95% to 2.25%	368,092	$ 16.26 to $ 18.62	$7,361,088	1.10%	-9.39% to -10.58%
2010	0.95% to 2.30%	466,144	17.95 to 20.74	10,268,381	1.32%	14.60% to 13.04%
2009	0.95% to 2.30%	584,534	15.66 to 18.35	11,225,732	2.01%	38.03% to 36.15%
2008	0.95% to 2.30%	675,950	11.35 to 13.48	9,467,392	1.32%	-40.90% to -41.71%
2007	0.95% to 2.30%	862,593	19.20 to 23.12	20,585,407	1.22%	5.07% to 3.63%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.80% to 1.40%	175,763	2.80 to 2.72	482,217	9.26%	-2.66% to -3.25%
2010	0.80% to 1.40%	196,791	2.88 to 2.81	557,028	4.97%	13.77% to 13.08%
2009	0.80% to 1.40%	153,077	2.53 to 2.49	382,251	0.00%	25.74% to 24.98%
2008	0.80% to 1.40%	126,679	2.01 to 1.99	252,740	4.88%	-79.06% to -79.19%
2007	0.80% to 1.40%	48,923	9.61 to 9.57	468,403	0.00%	-3.91% to -4.30%	****
High Income Fund/VA - Class 4 (OVHI4)
2011	0.95% to 2.75%	2,632,631	2.79 to 2.56	7,156,844	8.99%	-2.99% to -4.75%
2010	0.95% to 2.75%	2,685,043	2.88 to 2.69	7,562,792	5.30%	13.18% to 11.13%
2009	0.95% to 2.80%	2,841,679	2.54 to 2.42	7,101,139	0.00%	25.22% to 22.88%
2008	0.95% to 2.80%	2,070,239	2.03 to 1.97	4,158,939	5.83%	-78.83% to -79.23%
2007	0.95% to 2.75%	991,751	9.59 to 9.47	9,472,520	0.00%	-4.12% to -5.29%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.80% to 1.40%	7,881	3.03 to 2.93	23,296	12.77%	-3.12% to -3.70%
2010	0.80% to 1.40%	16,199	3.13 to 3.04	49,546	6.11%	13.90% to 13.21%
2009	0.80% to 1.40%	16,502	2.75 to 2.69	44,537	0.00%	24.31% to 23.56%
2008	0.80% to 1.40%	23,524	2.21 to 2.18	51,336	8.75%	-78.84% to -78.97%
2007	0.80% to 1.40%	49,246	10.46 to 10.35	510,531	7.99%	-0.91% to -1.51%
High Income Fund/VA - Service Class (OVHIS)
2011	0.95% to 2.35%	642,234	3.60	2,495,365	9.54%	-3.48% to -4.84%
2010	0.95% to 2.70%	856,240	3.73 to 3.68	3,456,019	6.12%	13.35% to 11.35%
2009	0.95% to 2.70%	1,019,129	3.29 to 3.31	3,646,990	0.00%	24.75% to 22.55%
2008	0.95% to 2.70%	1,274,342	2.64 to 2.70	3,677,309	7.68%	-78.78% to -79.15%
2007	0.95% to 2.70%	1,877,575	12.44 to 12.94	25,692,805	8.06%	-1.42% to -3.17%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.80% to 1.40%	1,223,602	9.73 to 9.07	11,201,679	0.86%	-0.81% to -1.41%
2010	0.80% to 1.40%	1,392,924	9.81 to 9.20	12,926,440	1.15%	15.18% to 14.48%
2009	0.80% to 1.40%	1,710,096	8.52 to 8.03	13,848,126	1.95%	27.26% to 26.49%
2008	0.80% to 1.40%	2,022,607	6.69 to 6.35	12,938,096	1.56%	-38.96% to -39.33%
2007	0.80% to 1.40%	2,487,109	10.97 to 10.47	26,194,088	1.03%	3.58% to 2.95%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	0.40% to 3.20%	15,287,929	9.33 to 11.53	216,328,023	0.59%	-0.71% to -3.50%
2010	0.65% to 3.20%	17,274,630	9.16 to 11.94	248,917,497	0.96%	15.07% to 12.12%
2009	0.65% to 3.25%	24,250,057	7.96 to 10.62	307,298,432	1.47%	27.16% to 23.83%
2008	0.65% to 3.25%	27,005,578	6.26 to 8.57	272,771,613	1.22%	-39.02% to -40.62%
2007	0.95% to 3.25%	24,014,369	14.72 to 14.44	402,804,694	0.63%	3.16% to 0.75%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.80% to 1.40%	420,119	9.81 to 9.48	4,000,819	0.57%	-2.99% to -3.58%
2010	0.80% to 1.40%	411,283	10.11 to 9.83	4,059,854	0.72%	22.42% to 21.68%
2009	0.80% to 1.40%	552,543	8.26 to 8.08	4,477,598	0.88%	36.10% to 35.27%
2008	0.80% to 1.40%	440,857	6.07 to 5.97	2,638,595	0.51%	-38.33% to -38.70%
2007	0.80% to 1.40%	418,752	9.84 to 9.74	4,084,325	0.29%	-2.00% to -2.60%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	0.40% to 3.30%	2,533,954	10.68 to 15.60	49,994,641	0.37%	-2.77% to -5.60%
2010	0.65% to 3.30%	2,225,257	10.43 to 16.52	46,157,728	0.40%	22.26% to 19.00%
2009	0.95% to 3.30%	2,081,552	13.34 to 13.88	35,691,628	1.16%	35.58% to 32.36%
2008	0.65% to 3.25%	8,337,343	6.27 to 10.52	105,311,346	0.29%	-38.41% to -40.02%
2007	0.95% to 3.25%	6,050,092	16.03 to 17.54	125,648,459	0.13%	-2.33% to -4.61%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.80% to 1.40%	1,900,617	5.69 to 5.30	10,183,980	0.00%	0.29% to -0.32%
2010	0.80% to 1.40%	1,833,474	5.68 to 5.32	9,846,584	0.00%	26.45% to 25.68%
2009	0.80% to 1.40%	1,983,089	4.49 to 4.23	8,468,612	0.00%	31.55% to 30.75%
2008	0.80% to 1.40%	2,176,324	3.41 to 3.24	7,101,334	0.00%	-49.48% to -49.78%
2007	0.80% to 1.40%	2,576,050	6.75 to 6.45	16,720,309	0.00%	5.48% to 4.84%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.75% to 2.55%	1,837,753	12.75 to 12.14	22,970,486	1.91%	7.61% to 5.66%
2010	0.80% to 2.55%	1,500,572	11.83 to 11.49	17,556,731	1.26%	8.50% to 6.58%
2009	0.75% to 2.45%	649,344	10.91 to 10.79	7,051,409	0.97%	9.11% to 7.86%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2011	0.40% to 3.20%	23,171,669	11.61 to 10.76	260,577,575	1.57%	0.60% to -2.22%
2010	0.40% to 3.20%	18,042,359	11.54 to 11.01	203,955,140	1.54%	4.77% to 1.82%
2009	0.65% to 3.25%	14,013,653	11.00 to 10.81	153,020,206	1.62%	9.98% to 8.05%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.40% to 2.70%	6,540,321	10.06 to 9.91	65,327,248	1.60%	0.64% to -0.90%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.05% to 2.35%	212,998	$ 11.40 to $ 11.18	$2,559,811	1.31%	-5.64% to -6.88%
2010	1.05% to 2.60%	275,411	12.08 to 11.77	3,507,688	1.63%	13.18% to 11.41%
2009	1.05% to 2.60%	329,454	10.67 to 10.56	3,719,305	2.72%	28.45% to 26.44%
2008	1.05% to 2.80%	387,088	8.31 to 8.26	3,423,016	2.18%	-39.34% to -40.42%
2007	1.05% to 2.80%	468,881	13.69 to 13.86	6,876,101	1.36%	-7.03% to -8.68%
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	1.15% to 2.10%	28,337	13.34 to 12.27	366,694	3.58%	-17.89% to -18.68%
2010	1.15% to 2.40%	39,549	16.24 to 14.73	626,033	3.71%	8.76% to 7.39%
2009	1.15% to 2.40%	46,786	14.93 to 13.72	681,273	0.00%	23.20% to 21.64%
2008	1.15% to 2.40%	61,180	12.12 to 11.28	724,632	2.19%	-44.60% to -45.30%
2007	1.15% to 2.40%	71,037	21.88 to 20.62	1,525,012	2.96%	7.11% to 5.75%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.95% to 2.45%	221,728	12.58 to 12.09	2,914,393	0.00%	-18.63% to -19.86%
2010	0.95% to 2.70%	248,463	15.46 to 14.80	3,997,037	1.31%	19.65% to 17.54%
2009	0.95% to 2.80%	213,154	12.92 to 12.50	2,875,568	0.65%	62.34% to 59.31%
2008	1.15% to 2.80%	142,184	8.63 to 7.85	1,187,340	0.00%	-37.76% to -38.80%
2007	1.15% to 2.80%	168,443	13.87 to 12.82	2,271,117	0.00%	4.30% to 2.55%
V.I. Basic Value Fund - Series II (AVBV2)
2008	0.80% to 2.95%	2,569,381	5.12 to 7.08	21,201,989	0.47%	-52.29% to -53.33%
2007	0.80% to 2.95%	2,902,901	10.74 to 15.16	50,651,888	0.35%	0.55% to -1.64%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.80% to 2.95%	490,830	7.80 to 9.58	5,707,367	0.00%	-8.85% to -10.82%
2010	0.80% to 2.95%	579,187	8.56 to 10.74	7,427,438	0.51%	14.28% to 11.81%
2009	0.80% to 2.95%	687,506	7.49 to 9.60	7,749,730	0.27%	19.75% to 17.16%
2008	0.80% to 2.95%	804,764	6.25 to 8.20	7,651,910	0.00%	-43.09% to -44.32%
2007	0.80% to 2.95%	1,044,738	10.99 to 14.72	17,629,535	0.00%	10.83% to 8.42%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.80% to 2.95%	1,414,528	8.85 to 13.36	22,791,109	0.00%	-8.11% to -10.10%
2010	0.80% to 2.95%	1,298,000	9.63 to 14.87	23,011,080	0.00%	17.52% to 14.98%
2009	0.80% to 3.00%	1,278,768	8.19 to 12.88	19,440,268	0.00%	40.85% to 37.73%
2008	0.80% to 3.00%	1,176,724	5.82 to 9.35	12,813,434	0.00%	-47.55% to -48.72%
2007	0.80% to 3.00%	1,288,902	11.09 to 18.24	27,002,291	0.00%	9.66% to 7.21%
Diversified Stock Fund Class A Shares (VYDS)
2011	1.15% to 1.65%	27,442	12.82 to 12.29	348,002	0.64%	-7.90% to -8.36%
2010	1.15% to 1.95%	38,329	13.92 to 13.11	526,739	0.73%	11.05% to 10.16%
2009	1.15% to 2.10%	43,065	12.53 to 11.78	531,815	0.81%	25.60% to 24.39%
2008	1.15% to 2.10%	57,375	9.98 to 9.47	564,917	0.75%	-38.58% to -39.17%
2007	1.15% to 2.10%	66,078	16.25 to 15.57	1,063,078	0.66%	8.68% to 7.63%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.80% to 2.95%	3,605,643	9.45 to 9.84	37,628,164	0.00%	40.66% to 37.61%
2008	0.65% to 3.25%	19,673,406	5.86 to 7.07	147,156,139	0.12%	-43.02% to -44.52%
2007	0.80% to 3.25%	10,055,319	11.81 to 12.74	133,588,581	0.14%	11.58% to 8.81%
Equity Income Portfolio - II (TREI2)
2009	0.80% to 3.30%	7,776,288	8.86 to 8.87	74,780,990	1.74%	24.25% to 21.12%
2008	0.80% to 2.95%	7,723,076	7.13 to 7.43	60,261,084	2.21%	-36.78% to -38.15%
2007	0.80% to 2.95%	6,128,523	11.28 to 12.01	76,349,143	1.66%	2.20% to -0.03%
Health Sciences Portfolio - II (TRHS2)
2011	0.75% to 2.80%	2,368,928	11.60 to 11.20	27,116,053	0.00%	9.56% to 7.30%
2010	0.80% to 2.45%	301,680	10.58 to 10.46	3,176,507	0.00%	5.80% to 4.63%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.30%	1	11.34	11	3.05%	5.96%
2008	0.80% to 2.90%	4,360,949	10.79 to 10.08	46,053,950	3.75%	0.50% to -1.63%
2007	0.80% to 2.90%	2,984,605	10.74 to 10.25	31,585,239	3.11%	4.38% to 2.16%
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
2011	0.80% to 1.40%	399,375	15.18 to 14.49	5,818,090	8.13%	7.28% to 6.63%
2010	0.80% to 1.40%	437,415	14.15 to 13.59	5,970,833	3.67%	5.35% to 4.71%
2009	0.80% to 1.40%	509,578	13.43 to 12.98	6,638,304	3.92%	5.13% to 4.50%
2008	0.80% to 1.40%	642,414	12.77 to 12.42	8,003,418	8.12%	2.87% to 2.25%
2007	0.80% to 1.40%	731,903	12.42 to 12.15	8,910,518	5.57%	8.94% to 8.27%
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2011	0.80% to 1.40%	445,923	21.03 to 21.65	11,388,013	8.06%	7.28% to 6.63%
2010	0.80% to 1.40%	511,066	19.60 to 20.30	12,265,103	3.66%	5.35% to 4.71%
2009	0.80% to 1.40%	581,103	18.61 to 19.39	13,329,078	3.83%	5.13% to 4.50%
2008	0.80% to 1.40%	703,225	17.70 to 18.55	15,375,868	9.07%	2.78% to 2.16%
2007	0.80% to 1.40%	889,847	17.22 to 18.16	19,097,162	6.47%	8.83% to 8.17%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.80% to 1.40%	551,256	$ 21.46 to $ 20.49	$11,367,873	1.24%	-26.35% to -26.79%
2010	0.80% to 1.40%	827,950	29.14 to 27.99	23,300,754	0.62%	25.85% to 25.09%
2009	0.80% to 1.40%	886,135	23.16 to 22.37	19,920,111	0.14%	111.69% to 110.41%
2008	0.80% to 1.40%	763,916	10.94 to 10.63	8,156,428	0.00%	-65.03% to -65.25%
2007	0.80% to 1.40%	1,152,258	31.28 to 30.60	35,362,793	0.40%	36.46% to 35.63%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.80% to 1.40%	797,445	20.09 to 18.34	14,792,818	1.09%	-26.33% to -26.78%
2010	0.80% to 1.40%	946,130	27.27 to 25.04	23,951,440	0.60%	25.83% to 25.07%
2009	0.80% to 1.40%	1,081,816	21.67 to 20.02	21,882,865	0.17%	111.47% to 110.20%
2008	0.80% to 1.40%	1,264,058	10.25 to 9.53	12,153,665	0.00%	-65.06% to -65.27%
2007	0.80% to 1.40%	1,599,935	29.33 to 27.43	44,248,455	0.46%	36.51% to 35.68%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.75% to 2.80%	3,469,671	9.84 to 9.50	54,489,679	1.02%	-17.02% to -18.74%
2010	0.75% to 2.80%	2,350,975	11.86 to 11.69	53,750,243	0.32%	18.57% to 16.94%	****
2009	0.80% to 1.40%	1,143,054	28.03 to 27.09	31,107,182	0.26%	56.36% to 55.41%
2008	0.80% to 1.40%	1,219,284	17.93 to 17.43	21,333,920	0.35%	-46.53% to -46.85%
2007	0.80% to 1.40%	1,400,348	33.53 to 32.79	46,055,901	0.11%	44.16% to 43.28%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.80% to 1.40%	552,304	41.36 to 38.86	25,073,059	1.21%	-17.12% to -17.62%
2010	0.80% to 1.40%	619,064	49.90 to 47.18	34,051,631	0.39%	28.20% to 27.43%
2009	0.80% to 1.40%	761,288	38.92 to 37.02	32,875,757	0.27%	56.27% to 55.33%
2008	0.80% to 1.40%	892,365	24.91 to 23.83	24,758,601	0.31%	-46.56% to -46.88%
2007	0.80% to 1.40%	1,118,247	46.61 to 44.87	58,352,118	0.12%	44.19% to 43.31%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.65% to 2.80%	8,101,468	11.86 to 11.19	93,728,667	1.01%	-7.81% to -9.80%
2010	0.65% to 2.80%	6,143,715	12.86 to 12.40	77,797,454	1.03%	7.97% to 5.63%
2009	0.75% to 2.80%	2,978,019	11.91 to 11.74	35,256,090	0.04%	19.06% to 17.41%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	0.40%	92,333	10.90	1,006,692	0.10%	0.35%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	0.40%	424,157	11.03	4,676,395	0.61%	-1.85%
2010	0.40%	2,491	11.23	27,982	0.00%	12.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	0.40%	1,230,558	11.06	13,606,615	0.72%	-3.40%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	0.40%	148,360	11.00	1,631,286	0.33%	-0.40%
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	1.30%	74	41.42	3,065	0.00%	-0.88%
2008	0.80% to 1.40%	1,508,012	15.55 to 18.44	32,197,505	0.00%	-44.80% to -45.14%
2007	0.80% to 1.40%	1,793,964	28.18 to 33.62	69,679,934	0.00%	21.34% to 20.60%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2010	1.30%	836	58.00	48,490	0.48%	22.15%
2008	0.80% to 1.40%	4,815,928	20.38 to 23.63	144,228,895	1.88%	-40.58% to -40.94%
2007	0.80% to 1.40%	5,757,665	34.29 to 40.01	291,024,130	0.62%	5.78% to 5.13%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.40% to 2.70%	2,029,850	15.80 to 14.11	30,844,147	0.00%	-4.98% to -7.17%
2010	0.80% to 2.70%	1,674,122	16.51 to 15.19	27,016,561	0.00%	25.76% to 23.35%
2009	0.75% to 2.50%	775,011	13.14 to 12.45	10,059,269	0.00%	31.36% to 48.83%	****
Advantage VT Small Cap Value Fund - Class 2 (WFVSMV)
2011	1.10%	951	8.73	8,299	0.67%	-8.28%
2010	1.10%	1,026	9.51	9,762	1.49%	15.96%
2009	1.10%	1,175	8.20	9,641	1.27%	58.42%
2008	1.10% to 1.25%	1,260	5.18 to 5.17	6,526	0.00%	-45.16% to -45.24%
2007	1.25%	39	9.43	368	0.00%	-5.65%	****
Advantage Funds Variable Trust - VT Total Return Bond Fund (WFVTRB)
2011	1.15% to 1.25%	21,348	13.84 to 13.74	293,570	2.67%	7.07% to 6.96%
2010	1.15% to 1.25%	21,348	12.93 to 12.85	274,433	3.38%	5.81% to 5.70%
2009	1.15% to 1.25%	21,348	12.22 to 12.15	259,604	3.69%	10.71% to 10.59%
2008	1.15%	2,116	11.04	23,352	4.80%	1.21%
2007	1.15%	2,116	10.90	23,072	4.56%	4.96%
Advantage Funds(R) - VT Omega Growth - Class 2 (WFVOG2)
2011	1.40% to 2.20%	4,361	11.74 to 11.60	51,038	0.00%	-6.86% to -7.62%
2010	1.40% to 2.20%	4,925	12.61 to 12.56	62,030	0.00%	26.08% to 25.61%	****
Advantage Funds Variable Trust - VT Large Company Growth Fund(obsolete) (WFVLCG)
2009	1.60% to 2.20%	11,201	9.46 to 9.17	103,735	0.38%	41.08% to 40.22%
2008	1.75% to 2.20%	11,776	6.66 to 6.54	77,336	0.27%	-40.06% to -40.34%
2007	1.75% to 2.20%	12,402	11.12 to 10.96	136,370	0.00%	5.72% to 5.23%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage Funds Variable Trust - VT Money Market Fund(obsolete) (WFVMM)
2009	1.15% to 1.60%	14,747	$ 10.83 to $ 10.58	$ 156,783	0.24%	-1.04% to -1.49%
2008	1.15% to 1.40%	20,154	10.95 to 10.84	218,444	1.76%	1.10% to 0.84%
2007	1.15% to 1.40%	1,632	10.83 to 10.74	17,585	4.60%	3.47% to 3.20%
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)
2010	0.80% to 2.15%	288,563	12.20 to 11.92	3,481,331	6.20%	7.37% to 5.91%
2009	0.80% to 2.40%	155,699	11.36 to 11.24	1,760,194	6.49%	13.58% to 12.35%	****
Balanced Portfolio - Class S Shares(obsolete) (ALBS)
2009	0.95% to 1.05%	18,711	11.82 to 11.74	220,306	2.91%	27.28% to 27.15%
2008	0.95% to 1.45%	18,716	9.29 to 9.04	173,104	0.00%	-32.55% to -32.89%
2007	0.95% to 1.45%	23,143	13.77 to 13.47	317,270	0.00%	13.39% to 12.82%
Clover Value Fund II - Service Shares(obsolete) (FALFS)
2009	0.95% to 2.40%	86,156	9.69 to 10.39	924,331	2.19%	13.42% to 11.76%
2008	0.95% to 2.75%	95,239	8.54	900,294	1.53%	-34.59% to -35.78%
2007	0.95% to 2.75%	123,768	13.06 to 13.30	1,796,271	1.29%	-10.72% to -12.36%
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)
2010	0.80% to 1.40%	196,205	11.25 to 11.18	2,195,392	0.10%	11.33% to 10.66%
2009	0.80% to 1.40%	161,230	10.10	1,628,659	0.00%	1.04% to 1.01%	****
Gartmore NVIT Global Utilities Fund - Class II(obsolete) (GVGU2)
2009	1.15% to 2.10%	18,909	19.01 to 17.79	350,603	3.61%	6.47% to 5.45%
2008	1.15% to 2.10%	23,118	17.85 to 16.87	404,326	2.63%	-33.94% to -34.57%
2007	0.95% to 2.10%	35,923	25.25 to 25.78	952,362	2.10%	18.91% to 17.53%
Gartmore NVIT Global Utilities Fund - Class III(obsolete) (GVGU)
2009	0.80% to 1.40%	217,412	16.85 to 16.08	3,517,625	3.67%	7.11% to 6.47%
2008	0.80% to 1.40%	340,376	15.73 to 15.10	5,166,421	2.86%	-33.44% to -33.84%
2007	0.80% to 1.40%	549,810	23.63 to 22.83	12,602,303	2.41%	19.42% to 18.70%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	0.80% to 1.40%	147,046	15.45 to 14.84	2,194,434	0.98%	10.47% to 9.80%
2009	0.80% to 1.40%	186,700	13.99 to 13.51	2,534,945	1.02%	24.00% to 23.25%
2008	0.80% to 1.40%	249,753	11.28 to 10.96	2,748,870	0.67%	-44.77% to -45.11%
2007	0.80% to 1.40%	376,901	20.42 to 19.97	7,550,213	0.49%	18.98% to 18.25%
Gartmore NVIT Worldwide Leaders Fund - Class VI (obsolete)(NVGWL6)
2010	1.10% to 2.75%	152,509	14.65 to 14.25	2,217,538	1.20%	10.02% to 8.18%
2009	1.10% to 2.50%	41,212	13.32 to 13.19	546,984	0.90%	33.18% to 31.92%	****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.80% to 1.40%	1,761,884	10.95 to 10.40	18,463,105	1.68%	-41.51% to -41.86%
2007	0.80% to 1.40%	2,123,568	18.72 to 17.89	38,252,943	1.05%	15.66% to 14.96%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.80% to 1.40%	184,626	8.13 to 7.56	1,407,276	1.73%	-47.18% to -47.50%
2007	0.80% to 1.40%	219,613	15.39 to 14.39	3,186,083	0.00%	-4.73% to -5.31%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.80% to 1.40%	243,504	9.34 to 9.08	2,218,666	2.75%	-26.14% to -26.59%
2007	0.80% to 1.40%	265,247	12.64 to 12.36	3,289,279	2.30%	3.78% to 3.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares(obsolete) (JARLCS)
2008	0.80% to 2.60%	333,684	6.32 to 10.35	3,604,801	0.69%	-36.75% to -37.90%
2007	0.80% to 2.60%	321,741	10.00 to 16.66	5,521,409	0.50%	-0.03% to 3.36%	****
Large Cap Growth Fund II (obsolete) (VFLG2)
2008	1.15% to 2.35%	85,778	7.46 to 7.05	641,766	0.42%	-39.76% to -40.49%
2007	1.15% to 2.35%	90,603	12.39 to 11.85	1,130,341	0.38%	7.89% to 6.58%
Large Cap Value Fund II (obsolete) (VFLV2)
2008	1.15% to 2.40%	105,574	8.62 to 8.13	912,662	1.27%	-40.10% to -40.86%
2007	1.15% to 2.35%	111,241	14.39 to 13.77	1,613,063	1.08%	0.39% to -0.83%
Managed Allocation Fund - Aggressive Growth II (obsolete) (MBVAG2)
2008	1.15% to 1.85%	22,130	7.61 to 7.42	166,461	0.45%	-41.31% to -41.73%
2007	1.15% to 1.85%	33,329	12.97 to 12.73	429,215	1.38%	6.46% to 5.70%
Managed Allocation Fund - Conservative Growth II (obsolete) (MBVCG2)
2008	1.15% to 1.75%	22,506	8.94 to 8.74	198,924	2.65%	-20.62% to -21.10%
2007	1.15% to 1.75%	8,194	11.26 to 11.08	92,000	2.66%	3.94% to 3.30%
Market Opportunity Fund II - Service Shares(obsolete) (FVMOS)
2009	0.80% to 2.65%	746,449	9.98 to 9.32	7,250,437	1.52%	0.47% to -1.40%
2008	0.80% to 2.80%	918,459	9.94 to 9.41	8,951,034	1.07%	-1.66% to -3.64%
2007	0.80% to 2.35%	295,662	10.10 to 9.84	2,944,941	1.37%	-2.28% to -3.81%
NVIT Global Financial Services Fund - Class II(obsolete) (GVGF2)
2009	0.95% to 2.15%	47,904	12.37 to 13.90	694,038	0.89%	30.29% to 28.71%
2008	0.95% to 2.15%	55,720	9.49 to 10.80	623,060	1.65%	-46.85% to -47.50%
2007	0.95% to 2.15%	65,660	17.86 to 20.57	1,389,160	2.84%	-2.35% to -3.54%
NVIT Global Financial Services Fund - Class III(obsolete) (GVGFS)
2009	0.80% to 1.40%	176,927	13.10 to 12.50	2,227,534	1.11%	30.88% to 30.08%
2008	0.80% to 1.40%	212,769	10.01 to 9.61	2,057,788	2.14%	-46.64% to -46.97%
2007	0.80% to 1.40%	168,520	18.76 to 18.13	3,068,547	3.09%	-1.92% to -2.51%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Health Sciences Fund - Class II(obsolete) (GVGH2)
2009	0.95% to 2.40%	84,308	$ 12.16 to $ 14.17	$1,265,201	0.14%	17.71% to 15.99%
2008	0.95% to 2.40%	104,433	10.33 to 12.22	1,341,247	0.10%	-26.11% to -27.19%
2007	0.95% to 2.40%	124,698	13.98 to 16.78	2,178,340	0.01%	11.85% to 10.20%
NVIT Health Sciences Fund - Class III(obsolete) (GVGHS)
2009	0.80% to 1.40%	342,864	13.00 to 12.41	4,280,780	0.29%	18.16% to 17.45%
2008	0.80% to 1.40%	425,425	11.01 to 10.57	4,518,907	0.27%	-25.83% to -26.28%
2007	0.80% to 1.40%	476,539	14.84 to 14.34	6,861,700	0.07%	12.32% to 11.63%
NVIT Health Sciences Fund - Class VI(obsolete) (GVGH6)
2009	0.95% to 2.75%	1,400,047	10.46 to 9.43	14,121,966	0.15%	17.83% to 15.69%
2008	0.95% to 2.60%	1,764,395	8.88 to 8.21	15,216,848	0.03%	-26.15% to -27.38%
2007	0.95% to 2.60%	1,289,936	12.03 to 11.31	15,179,536	0.06%	11.90% to 10.02%
NVIT Leaders Fund - Class III(obsolete) (GVUSL)
2009	0.80% to 1.40%	257,511	11.35 to 10.83	2,809,711	0.84%	32.82% to 32.02%
2008	0.80% to 1.40%	344,880	8.54 to 8.20	2,847,343	0.77%	-50.34% to -50.64%
2007	0.80% to 1.40%	397,523	17.20 to 16.62	6,641,009	1.16%	10.66% to 9.99%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.80% to 1.40%	1,380,783	3.82 to 3.63	5,042,610	0.00%	-46.54% to -46.87%
2007	0.80% to 1.40%	2,013,233	7.15 to 6.82	13,821,540	0.00%	8.14% to 7.48%
NVIT Mid Cap Growth Fund - Class II (obsolete) (SGRF2)
2008	0.95% to 3.20%	2,006,297	8.26 to 8.54	18,751,282	0.00%	-46.79% to -48.01%
2007	0.95% to 3.25%	16,359,805	15.52 to 16.39	287,785,579	0.00%	7.69% to 5.18%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	0.80% to 1.40%	59,032	3.09 to 2.92	173,754	0.00%	51.25% to 50.33%
2008	0.80% to 1.40%	69,320	2.04 to 1.94	135,605	0.00%	-48.98% to -49.29%
2007	0.80% to 1.40%	89,808	4.00 to 3.83	346,234	0.00%	19.13% to 18.40%
NVIT Technology & Communications Fund - Class II(obsolete) (GGTC2)
2009	1.15% to 2.45%	49,650	15.30 to 13.97	742,990	0.00%	50.52% to 48.54%
2008	1.15% to 2.45%	59,489	10.17 to 9.41	593,313	0.00%	-49.38% to -50.05%
2007	0.95% to 2.45%	77,916	13.74 to 18.83	1,535,827	0.00%	18.85% to 17.04%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	0.80% to 1.40%	503,843	11.39 to 10.87	5,508,883	0.00%	51.23% to 50.31%
2008	0.80% to 1.40%	328,516	7.53 to 7.23	2,390,551	0.00%	-49.00% to -49.31%
2007	0.80% to 1.40%	430,126	14.77 to 14.27	6,165,718	0.00%	19.22% to 18.49%
NVIT Technology & Communications Fund - Class VI(obsolete) (GGTC6)
2009	0.95% to 2.80%	1,441,431	10.73 to 9.64	14,877,466	0.00%	51.04% to 48.22%
2008	0.95% to 2.80%	677,283	7.10 to 6.50	4,669,470	0.00%	-49.29% to -50.25%
2007	0.95% to 2.80%	1,169,229	14.01 to 13.07	15,963,363	0.00%	18.76% to 16.53%
NVIT U.S. Growth Leaders Fund - Class II(obsolete) (GVUG2)
2009	0.95% to 2.95%	964,339	8.10 to 12.26	14,596,668	0.00%	24.49% to 21.97%
2008	0.95% to 2.95%	1,047,552	6.51 to 10.06	12,820,073	0.00%	-42.03% to -43.20%
2007	0.95% to 2.95%	1,094,930	11.22 to 17.70	23,231,890	0.00%	12.24% to 18.50%	****
NVIT U.S. Growth Leaders Fund - Class III(obsolete) (GVUGL)
2009	0.80% to 1.40%	188,997	13.43 to 12.82	2,437,489	0.00%	24.78% to 24.03%
2008	0.80% to 1.40%	270,231	10.76 to 10.33	2,805,775	0.00%	-41.73% to -42.08%
2007	0.80% to 1.40%	329,074	18.46 to 17.84	5,894,162	0.00%	21.45% to 20.71%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.80% to 1.40%	654,300	9.66 to 9.39	6,164,916	1.13%	-33.74% to -34.14%
2007	0.80% to 1.40%	934,069	14.58 to 14.26	13,355,230	0.93%	1.63% to 1.01%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	0.80% to 1.40%	2,155,736	15.16 to 15.42	33,594,652	0.15%	13.54% to 12.86%
2009	0.80% to 1.40%	2,532,513	13.36 to 13.66	34,947,501	1.16%	23.67% to 22.92%
2008	0.80% to 1.40%	2,973,366	10.80 to 11.11	33,357,355	0.08%	-35.12% to -35.52%
2007	0.80% to 1.40%	3,619,869	16.65 to 17.24	62,919,860	0.00%	-1.63% to -2.23%
Variable Contracts Trust - Small Cap Value VCT Portfolio - Class I Shares (obsolete) (PISVP1)
2008	0.95% to 1.05%	105,733	6.12 to 6.10	646,042	0.60%	-38.59% to -38.65%
2007	0.95% to 1.05%	117,897	9.96 to 9.95	1,173,591	0.73%	-7.85% to -7.94%

2011	Reserves for annuity contracts in payout phase:	8,361,300
2011	Contract owners equity:	$29,793,903,432
2010	Reserves for annuity contracts in payout phase:	8,598,792
2010	Contract owners equity:	$26,665,526,554
2009	Reserves for annuity contracts in payout phase:	8,394,197
2009	Contract owners equity:	$21,471,280,300
2008	Reserves for annuity contracts in payout phase:	7,453,205
2008	Contract owners equity:	$16,006,481,073
2007	Reserves for annuity contracts in payout phase:	12,121,909
2007	Contract owners equity:	$22,175,260,947

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 201 1 .

Statement of Operations for the year ended
December 31, 201 1 .

Statements of Changes in Contract Owners'
Equity for the years ended December 31, 201 1
and 20 10 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of Operations for the
years ended December 31, 201 1 , 20 10 and
200 9 .

Consolidated Balance Sheets as of December
31, 201 1 and 20 10 .

Consolidated Statements of Changes in Equity
 as of December 31, 201 1 , 20 10 and 200 9 .

Consolidated Statements of Cash Flows for
the years ended December 31, 201 1 , 20 10
and 200 9 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 to the Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on April 30, 2007 with Post-Effective Amendment No. 16 to the Registration Statement (SEC File No. 333-103093) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on April 14, 2003 with initial Registration Statement (SEC File No. 333-104512) and hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable.

(8)	Fund Participation Agreements.

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2 .htm "

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.

(15)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm"

(16)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P., dated February 1, 2002, as document "putnamfpa.htm"

(17)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document “blackrockfpa.htm”

(18)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document “waddellreedfpa.htm”

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document “pimcofp a .htm”

(20)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm"

(21)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., dated November 15, 2004, as amended, under document "wellsfargofpa.htm"

The following Fund Participation Agreement was previously filed on October 26, 2010 with post-effective amendment number 2 of registration statement (333-164886) under Exhibit 26(h), and is hereby incorporated by reference.

(22)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc., dated August 13, 2010, under document "huntingtonfpa.htm"

The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.

(23)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, as document "goldmansachsfpa.htm".

For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(9)	Opinion of Counsel – Filed previously on April 27, 2007 with Post-Effective Amendment No. 26 Registration Statement (SEC File No. 033-67636) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto .

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney – Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.

COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 1, 2012 was 8,974 and 8,201 respectively.

Item 28.	Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financ e Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused the Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17 th   day of April, 2012.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17 th   day of April, 2012.

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson , Senior Vice President- Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact